UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Impact Mortgage Fund (Formerly BlackRock U.S. Government Bond Portfolio)
BlackRock Income Fund
BlackRock Low Duration Bond Portfolio
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2022

Date of reporting period: 09/30/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
September 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Low Duration Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities (MSCI
Europe, Australasia, Far
East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(10.42) (14.15)
This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2022
2022
BlackRock Annual Report to Shareholders
4
BlackRock Core Bond Portfolio
Investment Objective
BlackRock Core Bond Portfolio’s (the “Fund”) investment objective is to seek to realize a total return that exceeds that of the reference benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2022, the Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
What factors influenced performance?
Holdings of structured products, U.S. investment grade corporate bonds and emerging market debt were the primary detractors from the Fund’s performance relative to the benchmark over the period.
The Fund’s active positioning with respect to duration (sensitivity to interest rate changes) was the most significant contributor to performance relative to the benchmark as
Treasury yields rose over the period. Positioning with respect to foreign currencies also proved additive.
The Fund held a 6.2% cash position on average over the period and a 4.6% cash position at period end. For much of the period, the managers were underweight duration versus the benchmark as the yield curve steepened, while also holding an elevated cash position. The Fund’s cash position did not have a material impact on performance during the period.
Describe recent portfolio activity.
Early in the reporting period the Fund shifted towards a much more defensive posture given a challenging macro and geopolitical backdrop. The Fund trimmed exposure to more credit sensitive sectors, most notably emerging market debt, while holding an elevated cash position and elevated exposure to high-quality assets, including U.S.
investment grade corporate bonds and agency mortgage-backed securities (“MBS”).
In the second quarter of 2022, the Fund tactically reduced U.S. duration given elevated interest rate volatility and yield curve steepening. Within investment grade corporate bonds, the Fund added exposure while favoring less-cyclical sectors given elevated credit cycle concerns and sticky inflation. Holdings of agency MBS were trimmed on substantial weakness relative to other spread sectors, while emerging market exposure was kept low given high inflation and weakening growth.
Entering the third quarter of 2022, the Fund tactically added duration on the front- and back-end of the yield curve given more attractive yield levels and risk/reward profiles.
The Fund rotated across select spread sectors given more attractive opportunities, favoring U.S. investment grade corporate bonds given attractive valuations, while tactically adding to agency MBS. In addition, the Fund held a core allocation to securitized assets while taking a defensive posture with respect to emerging markets.
Describe portfolio positioning at period end.
At period end, the Fund maintained an overall underweight to duration. Outside of the United States, the Fund held a tactical position in short-dated U.K. sovereign bonds, while remaining less favorable towards European sovereigns. The Fund was overweight investment grade corporate bonds and agency MBS. The Fund was focused on the top of the capital structure within structured products and was cautiously positioned with respect to emerging market debt.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)

Fund Summary
BlackRock Core Bond Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Aggregate Bond Index (the
“benchmark”). On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds
II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Aggregate Bond Index , a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 3.78% 3.68% (15.67)% N/A (0.29)% N/A 1.08% N/A
Investor A ........................... 3.39 3.26 (15.86) (19.23)% (0.53) (1.34)% 0.79 0.38%
Investor C ........................... 2.76 2.64 (16.48) (17.30) (1.28) (1.28) 0.21 0.21
Class K ............................ 3.84 3.79 (15.68) N/A (0.25) N/A 1.14 N/A
Class R ............................ 3.27 2.84 (16.07) N/A (0.80) N/A 0.54 N/A
Bloomberg U.S. Aggregate Bond Index ..... — — (14.60) N/A (0.27) N/A 0.89 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
6
BlackRock Core Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 900.80 $ 2.05 $ 1,000.00 $ 1,022.91 $ 2.18 0.43%
Investor A ................................ 1,000.00 898.80 3.24 1,000.00 1,021.66 3.45 0.68
Investor C ................................ 1,000.00 895.90 6.80 1,000.00 1,017.90 7.23 1.43
Class K .................................. 1,000.00 900.30 1.81 1,000.00 1,023.16 1.93 0.38
Class R .................................. 1,000.00 897.70 4.42 1,000.00 1,020.41 4.71 0.93
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 34.4%
Corporate Bonds ................................... 26.8
U.S. Treasury Obligations ............................. 19.4
Asset-Backed Securities .............................. 10.6
Non-Agency Mortgage-Backed Securities .................. 7.0
Foreign Government Obligations ........................ 0.8
Municipal Bonds ................................... 0.7
Preferred Securities ................................. 0.2
Foreign Agency Obligations ............................ 0.1
Other Interests .................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
( d )
...................................... 64.7%
AA/Aa ......................................... 3.3
A ............................................ 11.5
BBB/Baa ....................................... 17.8
BB/Ba ......................................... 0.4
B ............................................ 0.1
CCC/Caa ....................................... 0.0
(b)
NR ........................................... 2.2
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of September 30, 2022

Fund Summary
BlackRock High Yield Bond Portfolio
Investment Objective
BlackRock High Yield Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2022, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Index, except the Fund’s Investor C class shares which performed in line.
What factors influenced performance?
From a sector perspective, the Fund’s overweight to independent energy within its core allocation to high yield corporate bonds was a leading positive contributor to performance, along with underweights to retailers and pharmaceuticals. In terms of credit quality, the Fund’s underweight to BB-rated issues and overweight to B-rated issues contributed to relative performance. Asset allocation overall was a contributor as well, highlighted by a tactical, out-of-benchmark allocation to floating rate bank loans.
From a sector perspective, the Fund’s overweight allocations to technology and wirelines weighed on relative performance. The Fund’s tactical allocation to liquid, high yield index products, a key tool in the portfolio, also detracted from performance. From an asset allocation perspective, an out-of-benchmark allocation to investment grade corporate bonds constrained return as the segment was negatively impacted by the sharp upward move in interest rates.
Describe recent portfolio activity.
The Fund’s overall risk profile was lowered during the period amid concerns over a potential recession and rising interest rates. The Fund’s total credit exposure was reduced along with portfolio duration (and corresponding interest rate sensitivity). In addition, the Fund reduced its holdings of liquid products. The Fund also trimmed tactical allocations to equities, particularly in the energy space. Finally, exposure to healthcare issues was reduced on the view that the sector faces strong headwinds.
The Fund ended the period with a cash position of approximately 5.5%. The Fund’s cash position was largely the result of inflows into the Fund and a measured approach to deploying cash. The Fund’s cash position did not have a material impact on performance.
Describe portfolio positioning at period end.
From a credit quality perspective, the Fund remained underweight in BB-rated investments and overweight B and select CCC issues. The Fund maintained an allocation to bank loans of approximately 10%. Loans have been a critical asset allocation tool for the Fund as their lack of duration (and corresponding lack of interest rate sensitivity)
have driven them to outperform fixed-rate high yield as Treasury yields moved higher. The Fund maintained an underweight to the highest-yielding portion of the market that contains a larger concentration of stressed assets. In broad terms, the Fund’s positioning was driven by individual security selection rather than any sector preferences.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
8
BlackRock High Yield Bond Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization
(the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 7.29% 7.28% (13.21)% N/A 1.73% N/A 4.13% N/A
Service ............................ 7.00 6.99 (13.46) N/A 1.44 N/A 3.83 N/A
Investor A ........................... 6.65 6.63 (13.52) (16.98)% 1.36 0.54% 3.78 3.36%
Investor C ........................... 6.23 6.22 (14.18) (15.00) 0.67 0. 67 3.17 3.17
Class K ............................ 7.39 7.38 (13.12) N/A 1.83 N/A 4.22 N/A
Class R ............................ 6.66 6.66 (13.84) N/A 1.09 N/A 3.47 N/A
Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Index ..................... — — (14.15) N/A 1.56 N/A 3.94 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

Fund Summary
as of September 30, 2022 (continued)

Fund Summary
BlackRock High Yield Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 895.80 $ 2.76 $ 1,000.00 $ 1,022.16 $ 2.94 0.58%
Service .................................. 1,000.00 894.50 4.08 1,000.00 1,020.76 4.36 0.86
Investor A ................................ 1,000.00 892.90 4.37 1,000.00 1,020.46 4.66 0.92
Investor C ................................ 1,000.00 890.10 7.53 1,000.00 1,017.10 8.04 1.59
Class K .................................. 1,000.00 896.20 2.28 1,000.00 1,022.66 2.43 0.48
Class R .................................. 1,000.00 891.80 5.50 1,000.00 1,019.25 5.87 1.16
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 86.5%
Floating Rate Loan Interests ........................... 11.3
Preferred Securities ................................. 1.1
Common Stocks ................................... 0.9
Asset-Backed Securities .............................. 0.1
Foreign Agency Obligations ............................ 0.1
Other Interests .................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
A ............................................ 0.3%
BBB/Baa ....................................... 8.6
BB/Ba ......................................... 37.1
B ............................................ 37.0
CCC/Caa ....................................... 13.9
NR ........................................... 3.1
(a)
Excludes short-term securities, options purchased, options written and investments sold short.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of September 30, 2022
2022
BlackRock Annual Report to Shareholders
10
BlackRock Low Duration Bond Portfolio
Investment Objective
BlackRock Low Duration Bond Portfolio’s (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2022, the Fund underperformed the ICE BofA 1-3 Year U.S. Corporate & Government Index.
What factors influenced performance?
The principal detractor from the Fund’s performance relative to the benchmark was the allocation to mortgage-backed securities (“MBS”). Other detractors included emerging market debt, investment grade corporate bonds, high yield corporate bonds, asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”). In summary, the Fund’s allocations to sectors that trade at a yield spread relative to U.S. Treasuries detracted from relative performance.
Positive contributors to the Fund's relative performance included the allocation to U.S. Treasuries, and exposure to Sovereigns, Supranationals and Agencies (bonds backed by multiple governments). The Fund’s stance with respect to duration and corresponding interest rate sensitivity along with positioning along the yield curve added to performance. Finally, the Fund’s modest allocation to cash and cash equivalents proved additive.
Describe recent portfolio activity.
The Fund held a short duration bias for much of the year, in anticipation that persistent inflation and central bank tightening would continue to push rates higher. As this largely came to fruition, the Fund reduced its short duration bias, and ultimately assumed a neutral-to-long duration stance on the view that the market had close to fully priced in
Fed rate hikes and on signs that the labor market is softening and inflation easing. The Fund tactically traded investment grade corporate bonds while reducing exposure to high yield corporate bonds and emerging market bonds given the outlook for a slowing economy. The Fund increased ABS exposure with a focus on prime auto and consumer ABS, focusing on deals with high quality collateral as consumers could be put under pressure from higher debt servicing costs as interest rates increase. Exposure to AAA-rated collateralized loan obligations was also increased notably, while the Fund was more cautious regarding CMBS. The allocation to agency MBS was increased late in the period based on attractive valuation.
Describe portfolio positioning at period end.
At the end of the period, the Fund was positioned with a long duration bias on the view that the extent of Fed rate hikes is close to fully priced-in by markets. The Fund had relatively high by historical standards allocations to U.S. Treasuries and agency MBS which bear little to no credit risk in the event of an economic downturn. However, the exposure to U.S. Treasuries remained underweight versus the benchmark. The allocation to investment grade corporate bonds was overweight versus the benchmark. The
Fund held out-of-benchmark allocations to high yield corporate bonds, ABS, CMBS and agency and non-agency MBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)

Fund Summary
BlackRock Low Duration Bond Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0-3 years. The Fund normally invests at least 80% of its assets in debt securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock
Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years. On March
1, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 1-3 Year U.S. Corporate & Government Index (the "Index"). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 3.64% 3.62% (6.61)% N/A 0.55% N/A 1.10% N/A
Investor A ........................... 3.31 3.22 (6.95) (9.04)% 0.28 (0.18)% 0.81 0.58%
Investor A1 .......................... 3.54 3.43 (6.80) N/A 0.43 N/A 0.97 N/A
Investor C ........................... 2.63 2.60 (7.65) (8.56) (0.47) (0.47) 0.21 0.21
Class K ............................ 3.69 3.68 (6.67) N/A 0.58 N/A 1.15 N/A
Class R ............................ 3.13 2.85 (7.18) N/A 0.03 N/A 0.53 N/A
ICE BofA 1-3 Year U.S. Corporate &
Government Index .................. — — (5.14) N/A 0.71 N/A 0.83 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain classes.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
12
BlackRock Low Duration Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 970.20 $ 1.98 $ 1,000.00 $ 1,023.06 $ 2.03 0.40%
Investor A ................................ 1,000.00 968.90 3.21 1,000.00 1,021.81 3.29 0.65
Investor A1 ............................... 1,000.00 969.70 2.47 1,000.00 1,022.56 2.54 0.50
Investor C ................................ 1,000.00 965.30 6.90 1,000.00 1,018.05 7.08 1.40
Class K .................................. 1,000.00 970.40 1.73 1,000.00 1,023.31 1.78 0.35
Class R .................................. 1,000.00 967.70 4.44 1,000.00 1,020.56 4.56 0.90
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 32.0%
U.S. Treasury Obligations ............................. 25.1
Asset-Backed Securities .............................. 18.6
Non-Agency Mortgage-Backed Securities .................. 12.1
U.S. Government Sponsored Agency Securities .............. 11.0
Foreign Agency Obligations ............................ 0.8
Foreign Government Obligations ........................ 0.4
Floating Rate Loan Interests ........................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 60.4%
AA/Aa ......................................... 2.6
A ............................................ 11.7
BBB/Baa ....................................... 17.2
BB/Ba ......................................... 2.9
B ............................................ 1.5
CCC/ Caa ....................................... 0.0
(b)
C ............................................ 0.0
(b)
D ............................................ 0.0
(b)
NR ........................................... 3.7
(a)
Excludes short-term securities and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
2022
BlackRock Annual Report to Shareholders
14
Institutional and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Service Shares (available only in BlackRock High Yield Bond Portfolio) are not subject to any sales charge. These shares are subject to a service fee of  0.25% per year (but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all funds included in this report, except for BlackRock Low Duration Bond
Portfolio which is subject to an initial sales charge of 2.25%. These shares are subject to a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor A1 Shares (available only in BlackRock Low Duration Bond Portfolio ) are subject to a maximum initial sales charge (front-end load) of  1.00%  and a service fee of  0.10 % per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of  0.25% per year and a service fee of  0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
16
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class DR, (LIBOR USD 3
Month + 3.65%), 6.36%, 04/20/30 ... USD 470 $ 428,633
Series 2019-5A, Class AR, (3 Month CME
Term SOFR + 1.33%), 3.66%, 04/15/35 250 239,537
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1 Month +
1.20%), 4.14%, 06/15/36
(a)(b)
......... 409 398,830
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 3.87%,
07/20/34
(a)(b)
.................... 1,730 1,659,507
AGL CLO 14 Ltd., Series 2021-14A, Class A,
(LIBOR USD 3 Month + 1.15%), 3.88%,
12/02/34
(a)(b)
.................... 1,530 1,464,983
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (LIBOR USD 3
Month + 1.20%), 3.71%, 07/15/34 ... 540 517,894
Series 2020-7A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.61%, 07/15/34 ... 250 216,230
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (LIBOR USD 3 Month + 1.15%), 3.86%,
01/20/35
(a)(b)
.................... 250 240,788
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.39%), 4.10%,
04/20/32
(a)(b)
.................... 1,320 1,294,440
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
3.78%, 04/20/33
(a)(b)
............... 920 892,123
AGL Static CLO 18 Ltd., Series 2022-18A,
Class B, (3 Month CME Term SOFR +
2.00%), 3.12%, 04/21/31
(a)(b)
......... 260 248,419
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 3.83%,
04/20/32
(a)(b)
.................... 280 272,832
AIMCO CLO
(a)(b)
Series 2017-AA, Class CR, (LIBOR USD 3
Month + 2.10%), 4.81%, 04/20/34 ... 250 224,253
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 3.61%, 01/15/32 ... 1,290 1,254,613
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(c)
......... 7,940 7,316,464
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 3.81%,
10/21/28
(a)(b)
.................... 901 889,228
Allegro CLO IV Ltd., Series 2016-1A, Class
BR2, (LIBOR USD 3 Month + 1.55%),
4.06%, 01/15/30
(a)(b)
............... 250 239,496
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 4.36%, 10/15/29
(a)(b)
1,660 1,581,645
AMMC CLO 22 Ltd., Series 2018-22A, Class
B, (LIBOR USD 3 Month + 1.45%), 4.23%,
04/25/31
(a)(b)
.................... 250 233,724
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
3.83%, 07/24/29
(a)(b)
............... 578 571,302
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................ 557 516,847
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (LIBOR USD 3 Month +
1.20%), 3.94%, 01/19/35
(a)(b)
......... 250 239,120
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 3.68%, 07/15/34
(a)(b)
......... 2,495 2,394,550
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class B, (LIBOR USD 3 Month +
1.50%), 4.29%, 01/28/31
(a)(b)
......... USD 1,040 $ 1,000,045
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 3.84%, 01/28/31 ... 920 904,999
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 4.64%, 01/28/31 ... 360 331,008
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 3.96%, 01/15/30 ... 420 407,566
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 4.36%, 01/15/30 ... 250 237,673
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
3.56%, 07/15/30
(a)(b)
............... 1,220 1,200,144
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (LIBOR USD 3
Month + 1.09%), 3.88%, 01/28/31 ... 930 913,987
Series 2015-7A, Class BR2, (LIBOR USD 3
Month + 1.75%), 4.54%, 01/28/31 ... 1,640 1,568,887
Series 2015-7A, Class D1R2, (LIBOR USD
3 Month + 3.50%), 6.29%, 01/28/31 .. 250 225,681
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A, (LIBOR USD
3 Month + 1.20%), 3.97%, 10/27/34 .. 570 549,107
Series 2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 4.57%, 10/27/34 ... 650 612,603
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.25%), 3.71%, 10/13/30 ... 670 661,139
Series 2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 3.45%, 04/13/31 ... 2,240 2,185,261
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (EURIBOR 3 Month +
1.60%), 1.60%, 04/15/34
(a)(b)
......... EUR 272 234,406
Antares CLO Ltd., Series 2021-1A, Class A1,
(LIBOR USD 3 Month + 1.53%), 4.31%,
07/25/33
(a)(b)
.................... USD 2,420 2,353,090
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 3.59%,
04/15/31
(a)(b)
.................... 4,916 4,804,308
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 3.72%,
04/20/31
(a)(b)
.................... 500 489,200
Apidos CLO XVIII, Series 2018-18A, Class A1,
(LIBOR USD 3 Month + 1.14%), 3.90%,
10/22/30
(a)(b)
.................... 350 340,277
Apidos CLO XX, Series 2015-20A, Class A1RA,
(LIBOR USD 3 Month + 1.10%), 3.84%,
07/16/31
(a)(b)
.................... 250 242,801
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (LIBOR USD 3
Month + 1.50%), 4.21%, 04/20/31 ... 250 236,982
Series 2015-22A, Class CR, (LIBOR USD 3
Month + 2.95%), 5.66%, 04/20/31 ... 250 224,399
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 107 96,715
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2022-FL1, Class A, (SOFR 30 Day
Average + 1.45%), 3.74%, 01/15/37 .. 10,000 9,808,612
Series 2022-FL2, Class A, (1 Month CME
Term SOFR + 1.85%), 4.70%, 05/15/37 1,350 1,320,919

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares European CLO XII DAC, Series 12A,
Class B1R, (EURIBOR 3 Month + 1.70%),
1.75%, 04/20/32
(a)(b)
............... EUR 297 $ 263,527
Ares LII CLO Ltd., Series 2019-52A, Class
A1R, (LIBOR USD 3 Month + 1.05%),
3.81%, 04/22/31
(a)(b)
............... USD 1,770 1,721,755
Ares LIX CLO Ltd., Series 2021-59A, Class
A, (LIBOR USD 3 Month + 1.03%), 3.81%,
04/25/34
(a)(b)
.................... 250 236,725
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 3.94%,
10/25/34
(a)(b)
.................... 410 394,532
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (LIBOR USD 3 Month + 1.58%), 4.29%,
07/20/30
(a)(b)
.................... 250 237,500
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
3.68%, 10/15/30
(a)(b)
............... 310 305,083
Armada Euro CLO III DAC, Series 3A, Class
DR, (EURIBOR 3 Month + 3.30%), 3.30%,
07/15/31
(a)(b)
.................... EUR 287 251,709
Assurant CLO I Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 2.15%), 4.86%,
10/20/34
(a)(b)
.................... USD 330 294,563
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 3.75%,
04/20/31
(a)(b)
.................... 250 243,276
Atrium IX, Series 9A, Class AR2, (LIBOR USD
3 Month + 0.99%), 4.03%, 05/28/30
(a)(b)
.. 989 972,138
Avoca CLO XVIII DAC, Series 18X, Class
C, (EURIBOR 3 Month + 1.75%), 1.75%,
04/15/31
(a)(d)
.................... EUR 100 86,553
Avoca CLO XXII DAC, Series 22X, Class
B1, (EURIBOR 3 Month + 1.30%), 1.30%,
04/15/35
(a)(d)
.................... 200 171,120
Babson CLO Ltd., Series 2015-IA, Class BR,
(LIBOR USD 3 Month + 1.40%), 4.11%,
01/20/31
(a)(b)
.................... USD 250 235,521
Bain Capital Credit CLO, Series 2018-2A, Class
B, (LIBOR USD 3 Month + 1.60%), 4.34%,
07/19/31
(a)(b)
.................... 250 234,063
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.50%), 4.21%, 07/20/30 ... 250 238,012
Series 2018-2A, Class A1, (LIBOR USD 3
Month + 1.08%), 3.82%, 07/19/31 ... 330 322,989
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 5.88%, 07/24/34 ... 250 220,014
Bardot CLO Ltd., Series 2019-2A, Class DR,
(LIBOR USD 3 Month + 3.00%), 5.76%,
10/22/32
(a)(b)
.................... 250 222,144
Barings CLO Ltd.
(a)(b)
Series 2018-3A, Class A1, (LIBOR USD 3
Month + 0.95%), 3.66%, 07/20/29 ... 174 171,331
Series 2019-3A, Class A1R, (LIBOR USD 3
Month + 1.07%), 3.78%, 04/20/31 ... 250 243,655
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (LIBOR USD 3 Month + 1.75%), 4.26%,
10/15/36
(a)(b)
.................... 375 350,360
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (LIBOR USD 3
Month + 1.07%), 3.81%, 07/18/30 ... 1,332 1,304,541
Series 2015-8A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 4.29%, 07/18/30 ... 666 629,053
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO X Ltd.
(a)(b)
Series 2016-10A, Class A1R2, (LIBOR USD
3 Month + 1.17%), 3.95%, 01/25/35 .. USD 5,370 $ 5,165,744
Series 2016-10A, Class A2R2, (LIBOR USD
3 Month + 1.55%), 4.33%, 01/25/35 .. 630 588,657
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (LIBOR USD 3 Month + 1.72%), 4.50%,
04/24/34
(a)(b)
.................... 250 232,287
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 3.69%,
07/15/34
(a)(b)
.................... 1,000 960,086
BDS LLC, Series 2022-FL11, Class ATS, (1
Month CME Term SOFR + 1.80%), 4.82%,
03/19/39
(a)(b)
.................... 2,144 2,087,508
BDS Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.07%), 4.06%, 06/16/36
(a)(b)
9,610 9,253,531
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 3.96%, 07/15/29
(a)(b)
........ 1,250 1,213,836
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 4.36%, 07/20/29
(a)(b)
... 400 388,537
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 3.80%, 04/20/31
(a)(b)
........ 960 939,839
Benefit Street Partners CLO XII Ltd., Series
2017-12A, Class B, (LIBOR USD 3 Month +
2.00%), 4.51%, 10/15/30
(a)(b)
......... 310 286,858
BHG Securitization Trust
(b)
Series 2022-A, Class C, 3.08%, 02/20/35 1,200 987,069
Series 2022-C, Class A, 5.32%, 10/17/35 994 993,973
Series 2022-C, Class B, 5.93%, 10/17/35 302 298,549
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1, (LIBOR USD 3 Month + 1.26%), 4.00%,
10/19/34
(a)(b)
.................... 250 238,343
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (LIBOR USD 3
Month + 2.20%), 5.49%, 06/15/31 ... 250 233,086
Series 19A, Class DR, (LIBOR USD 3
Month + 3.35%), 6.64%, 06/15/31 ... 250 238,941
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 3.94%, 10/22/30 ... 1,735 1,704,471
Series 2015-3A, Class A1R, (LIBOR USD 3
Month + 1.00%), 3.71%, 04/20/31 ... 250 243,486
Series 2016-2A, Class BR2, (LIBOR USD 3
Month + 2.25%), 5.23%, 08/20/32 ... 300 275,263
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month + 1.50%),
4.01%, 07/15/31
(a)(b)
............... 870 825,381
BlueMountain CLO XXIII Ltd., Series 2018-23A,
Class B, (LIBOR USD 3 Month + 1.70%),
4.41%, 10/20/31
(a)(b)
............... 250 233,841
BlueMountain CLO XXIX Ltd., Series 2020-
29A, Class BR, (LIBOR USD 3 Month +
1.75%), 4.53%, 07/25/34
(a)(b)
......... 250 235,271
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (LIBOR USD 3 Month +
1.26%), 3.77%, 04/15/34
(a)(b)
......... 130 125,080
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (EURIBOR 3 Month + 1.75%),
1.75%, 10/15/35
(a)(b)
............... EUR 660 563,381
BlueMountain Fuji EUR CLO V DAC, Series
5X, Class C, (EURIBOR 3 Month + 2.45%),
2.45%, 01/15/33
(a)(d)
............... 340 293,006

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BPCRE Ltd., Series 2022-FL2, Class A, (1
Month CME Term SOFR + 2.40%), 5.42%,
01/16/37
(a)(b)
.................... USD 829 $ 813,323
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (LIBOR USD 3 Month + 1.23%),
3.94%, 07/20/34
(a)(b)
............... 250 239,554
Bristol Park CLO Ltd., Series 2016-1A, Class
BR, (LIBOR USD 3 Month + 1.45%), 3.96%,
04/15/29
(a)(b)
.................... 250 238,941
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 Day Average + 1.50%), 3.79%,
02/15/37
(a)(b)
.................... 9,260 8,931,141
Buttermilk Park CLO Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month + 1.10%),
3.61%, 10/15/31
(a)(b)
............... 250 242,839
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
3.61%, 04/15/32
(a)(b)
............... 610 594,940
Canyon CLO Ltd., Series 2020-3A, Class B,
(LIBOR USD 3 Month + 1.70%), 4.21%,
01/15/34
(a)(b)
.................... 350 330,365
Carlyle CLO Ltd., Series C17A, Class A1AR,
(LIBOR USD 3 Month + 1.03%), 3.81%,
04/30/31
(a)(b)
.................... 1,860 1,820,908
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 3.71%, 04/17/31
(a)(b)
... 798 773,648
Carlyle US CLO Ltd.
(a)(b)
Series 2016-4A, Class A2R, (LIBOR USD 3
Month + 1.45%), 4.16%, 10/20/27 ... 250 241,300
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.50%), 4.21%, 04/20/31 ... 250 234,050
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.07%), 4.78%, 01/20/31 ... 250 230,436
Series 2021-6A, Class A1, (LIBOR USD 3
Month + 1.16%), 3.67%, 07/15/34 ... 800 767,243
Series 2021-10A, Class A, (LIBOR USD 3
Month + 1.15%), 3.86%, 10/20/34 ... 830 794,255
CarVal CLO II Ltd., Series 2019-1A, Class DR,
(LIBOR USD 3 Month + 3.20%), 5.91%,
04/20/32
(a)(b)
.................... 1,130 1,001,317
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 3.96%, 07/20/30
(a)(b)
1,600 1,576,846
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 3.79%, 04/20/34 ... 710 677,351
Series 2013-1A, Class BRR, (LIBOR USD 3
Month + 1.35%), 4.06%, 04/20/34 ... 680 632,415
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
3.76%, 04/20/34
(a)(b)
............... 3,930 3,752,640
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
4.39%, 05/29/32
(a)(b)
............... 280 268,459
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.60%), 4.37%, 04/27/31 ... 250 236,765
Series 2014-2RA, Class B1, (LIBOR USD 3
Month + 2.80%), 5.58%, 04/24/30 ... 250 228,859
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 3.89%, 04/19/29 ... 330 317,258
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.01%), 3.74%, 04/23/29 ... 1,128 1,110,425
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 4.43%, 04/23/29 ... 340 329,998
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.00%), 3.74%, 04/18/31 ... USD 2,380 $ 2,320,986
Series 2019-5A, Class A1R1, (LIBOR USD 3
Month + 1.14%), 3.65%, 01/15/35 ... 250 238,480
Series 2020-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 3.66%, 07/15/36 ... 300 287,370
Series 2020-1A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.16%, 07/15/36 ... 740 697,600
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.61%, 07/15/36 ... 380 336,929
Series 2020-3A, Class A1R, (LIBOR USD 3
Month + 1.13%), 3.84%, 10/20/34 ... 1,350 1,289,568
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 3.56%, 07/15/33 ... 1,450 1,410,490
Series 2021-5A, Class A, (LIBOR USD 3
Month + 1.14%), 3.65%, 07/15/34 ... 330 315,936
Clontarf Park CLO DAC, Series 1X, Class
CE, (EURIBOR 3 Month + 3.05%), 3.30%,
08/05/30
(a)(d)
.................... EUR 390 351,080
Cloud Pass-Through Trust, Series 2019-1A,
Class CLOU, 3.55%, 12/05/22
(a)(b)
...... USD 2 1,861
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 250 214,222
Series 2021-B, Class C, 2.72%, 06/25/52 100 85,035
Series 2021-C, Class D, 4.11%, 07/26/55 100 83,716
Crown Point CLO 10 Ltd., Series 2021-10A,
Class A, (LIBOR USD 3 Month + 1.17%),
3.88%, 07/20/34
(a)(b)
............... 2,100 2,013,291
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (EURIBOR 3 Month + 1.30%),
1.69%, 02/22/34
(a)(d)
............... EUR 260 226,352
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 3.89%,
10/20/30
(a)(b)
.................... USD 1,500 1,472,857
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (LIBOR USD 3 Month + 1.24%),
3.75%, 07/15/36
(a)(b)
............... 500 480,464
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1A, (3 Month CME Term SOFR +
1.39%), 3.72%, 04/15/37
(a)(b)
......... 250 240,206
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
3.75%, 04/20/34
(a)(b)
............... 1,180 1,135,655
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
4.21%, 10/15/30
(a)(b)
............... 630 592,120
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (LIBOR USD 3 Month + 1.65%),
4.16%, 07/15/30
(a)(b)
............... 250 237,219
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 3.63%,
01/15/31
(a)(b)
.................... 4,900 4,777,419
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 4.34%,
07/18/30
(a)(b)
.................... 250 236,010
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
3.86%, 10/20/34
(a)(b)
............... 250 239,108
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 4.10%,
05/20/34
(a)(b)
.................... 810 779,773
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 4.08%,
05/20/34
(a)(b)
.................... 520 498,232

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 3.41%, 04/15/29
(a)(b)
......... USD 301 $ 295,418
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 4.11%, 08/15/30
(a)(b)
......... 1,660 1,633,558
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
..................... 635 619,287
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 3.86%, 04/20/34 ... 1,000 965,000
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.36%, 04/20/34 ... 250 237,016
Elmwood CLO V Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.36%, 10/20/34 ... 620 598,073
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.71%, 10/20/34 ... 541 485,838
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.04%), 3.75%, 10/20/34 ... 1,620 1,562,833
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 4.66%, 10/20/34 ... 250 228,104
Elmwood CLO XII Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.15%), 3.86%,
01/20/35
(a)(b)
.................... 250 238,960
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (EURIBOR 3 Month + 3.60%),
3.60%, 10/15/34
(a)(b)
............... EUR 250 207,406
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 3.85%,
07/19/34
(a)(b)
.................... USD 3,150 3,016,414
FS Rialto, Series 2021-FL3, Class A, (LIBOR
USD 1 Month + 1.25%), 4.19%, 11/16/36
(a)(b)
3,097 2,960,612
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 Day
Average + 1.90%), 4.18%, 01/19/39 .. 3,787 3,698,754
Series 2022-FL5, Class A, (1 Month CME
Term SOFR + 2.30%), 5.32%, 06/19/37 1,581 1,553,448
Series 2022-FL6, Class A, (1 Month CME
Term SOFR + 2.58%), 4.58%, 08/17/37 1,012 1,001,519
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (LIBOR USD 3 Month + 0.97%),
3.48%, 10/15/30
(a)(b)
............... 400 392,794
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (LIBOR USD 3 Month + 1.10%), 3.61%,
07/15/31
(a)(b)
.................... 280 272,354
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (LIBOR USD 3 Month + 1.20%),
3.94%, 04/16/34
(a)(b)
............... 910 875,624
Generate CLO 2 Ltd., Series 2A, Class AR,
(LIBOR USD 3 Month + 1.15%), 3.91%,
01/22/31
(a)(b)
.................... 1,250 1,222,576
Generate CLO 3 Ltd.
(a)(b)
Series 3A, Class AR, (LIBOR USD 3 Month
+ 1.25%), 3.96%, 10/20/29 ........ 503 496,084
Series 3A, Class BR, (LIBOR USD 3 Month
+ 1.75%), 4.46%, 10/20/29 ........ 930 891,950
Generate CLO 4 Ltd., Series 4A, Class A1R,
(LIBOR USD 3 Month + 1.09%), 3.80%,
04/20/32
(a)(b)
.................... 1,050 1,024,891
Generate CLO 6 Ltd., Series 6A, Class CR,
(LIBOR USD 3 Month + 2.45%), 5.21%,
01/22/35
(a)(b)
.................... 250 227,451
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 4.46%,
10/15/30
(a)(b)
.................... USD 640 $ 596,194
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class B1, (LIBOR USD 3
Month + 1.55%), 4.26%, 04/20/30
(a)(b)
... 250 239,646
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
Series 2014-9A, Class AR2, (LIBOR USD 3
Month + 1.11%), 3.92%, 10/29/29 ... 403 397,589
Series 2014-9A, Class BR2, (LIBOR USD 3
Month + 1.60%), 4.41%, 10/29/29 ... 500 485,081
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (LIBOR USD 3 Month
+ 3.05%), 5.76%, 07/20/31
(a)(b)
........ 250 224,603
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 3.84%, 10/20/34
(a)(b)
... 1,050 1,002,977
Golub Capital BDC 3 CLO 1 LLC, Series
2021-1A, Class C1, (LIBOR USD 3 Month +
2.80%), 5.31%, 04/15/33
(a)(b)
......... 250 229,468
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (LIBOR USD 3 Month +
1.20%), 3.91%, 07/20/34
(a)(b)
......... 250 239,498
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month
+ 1.18%), 3.96%, 01/25/35
(a)(b)
........ 310 298,072
Great Lakes CLO Ltd., Series 2019-1A, Class
AR, (LIBOR USD 3 Month + 1.56%), 4.07%,
07/15/31
(a)(b)
.................... 970 934,436
Great Lakes CLO V Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.70%), 4.21%,
04/15/33
(a)(b)
.................... 540 517,628
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.26%), 3.97%, 01/20/30 ... 247 243,722
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.30%), 6.01%, 01/20/30 ... 250 231,713
GSAA Home Equity Trust, Series 2006-5,
Class 2A1, (LIBOR USD 1 Month + 0.14%),
3.22%, 03/25/36
(a)
................ 460 175,180
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (LIBOR USD 3 Month + 1.37%),
3.88%, 04/15/33
(a)(b)
............... 1,180 1,145,052
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA,
Class A1, (LIBOR USD 3 Month + 1.32%),
3.83%, 04/15/34
(a)(b)
............... 250 241,516
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
3.71%, 07/15/34
(a)(b)
............... 2,580 2,480,960
Gulf Stream Meridian 5 Ltd., Series 2021-5A,
Class A2, (LIBOR USD 3 Month + 1.80%),
4.31%, 07/15/34
(a)(b)
............... 280 267,097
Gulf Stream Meridian 7 Ltd., Series 2022-7A,
Class A1, (3 Month CME Term SOFR +
1.36%), 3.69%, 07/15/35
(a)(b)
......... 360 346,222
Henley CLO IV DAC, Series 4X, Class B1,
(EURIBOR 3 Month + 1.35%), 1.50%,
04/25/34
(a)(d)
.................... EUR 130 110,980
Highbridge Loan Management, Series 3A-2014,
Class A1R, (LIBOR USD 3 Month + 1.18%),
3.92%, 07/18/29
(a)(b)
............... USD 680 670,052
Highbridge Loan Management Ltd., Series
12A-18, Class A1B, (LIBOR USD 3 Month +
1.25%), 3.99%, 07/18/31
(a)(b)
......... 250 239,601

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HPS Loan Management Ltd.
(a)(b)
Series 10A-16, Class A1RR, (LIBOR USD 3
Month + 1.14%), 3.85%, 04/20/34 ... USD 1,540 $ 1,475,786
Series 6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 3.83%, 02/05/31 ... 3,009 2,943,948
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 3.88%,
10/19/28
(a)(b)
.................... 587 579,072
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
4.86%, 04/20/32
(a)(b)
............... 360 337,165
KKR CLO 10 Ltd., Series 10, Class BR, (LIBOR
USD 3 Month + 1.70%), 4.99%, 09/15/29
(a)(b)
250 243,110
KREF Ltd., Series 2022-FL3, Class A, (1
Month CME Term SOFR + 1.45%), 4.47%,
02/17/39
(a)(b)
.................... 10,000 9,610,000
LCM 29 Ltd., Series 29A, Class AR, (LIBOR
USD 3 Month + 1.07%), 3.58%, 04/15/31
(a)(b)
250 243,406
LCM XIV LP, Series 14A, Class AR, (LIBOR
USD 3 Month + 1.04%), 3.75%, 07/20/31
(a)(b)
250 242,815
LCM XX LP, Series 20A, Class BR, (LIBOR
USD 3 Month + 1.55%), 4.26%, 10/20/27
(a)(b)
250 244,033
LCM XXI LP, Series 21A, Class AR, (LIBOR
USD 3 Month + 0.88%), 3.59%, 04/20/28
(a)(b)
258 254,720
Lendmark Funding Trust
(b)
Series 2021-2A, Class C, 3.09%, 04/20/32 380 288,272
Series 2022-1A, Class A, 5.12%, 07/20/32 1,556 1,501,098
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 3.95%, 05/15/28 ... 7 7,198
Series 2022-CRE7, Class A, (SOFR 30 Day
Average + 1.55%), 3.83%, 01/17/37 .. 3,573 3,462,058
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 3.87%,
07/20/34
(a)(b)
.................... 1,010 967,489
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (LIBOR USD 3 Month + 1.38%),
4.12%, 01/17/30
(a)(b)
............... 250 235,633
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
4.26%, 04/15/29
(a)(b)
............... 250 244,489
Madison Park Euro Funding XIV DAC, Series
14A, Class DR, (EURIBOR 3 Month +
3.60%), 3.60%, 07/15/32
(a)(b)
......... EUR 250 216,783
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (LIBOR USD 3 Month +
0.90%), 3.68%, 07/23/29
(a)(b)
......... USD 2,166 2,126,992
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (LIBOR USD 3
Month + 0.95%), 3.69%, 04/19/30 ... 1,036 1,020,197
Series 2014-13A, Class BR2, (LIBOR USD
3 Month + 1.50%), 4.24%, 04/19/30 .. 960 932,474
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (LIBOR USD 3 Month +
0.92%), 3.68%, 01/22/28
(a)(b)
......... 1,136 1,115,414
Madison Park Funding XLI Ltd., Series 12A,
Class AR, (LIBOR USD 3 Month + 0.83%),
3.59%, 04/22/27
(a)(b)
............... 320 315,023
Madison Park Funding XLII Ltd., Series 13A,
Class C, (LIBOR USD 3 Month + 1.80%),
4.58%, 11/21/30
(a)(b)
............... 250 232,063
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (LIBOR USD 3 Month +
1.12%), 3.63%, 07/15/34
(a)(b)
......... 1,050 1,015,507
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (LIBOR USD 3
Month + 1.55%), 4.32%, 07/27/31 ... USD 250 $ 241,565
Series 2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.77%, 07/27/31 ... 250 233,861
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR, (3 Month CME Term SOFR
+ 2.01%), 4.49%, 10/20/29
(a)(b)
........ 250 242,074
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 4.43%, 04/25/29
(a)(b)
......... 320 309,068
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 4.01%, 07/29/30
(a)(b)
......... 1,665 1,645,152
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 3.74%, 04/20/30
(a)(b)
......... 250 244,189
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class AR, (3 Month CME
Term SOFR + 1.29%), 3.62%, 10/15/32 290 280,885
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 4.13%, 10/15/32 280 266,374
Madison Park Funding XXXV Ltd., Series
2019-35A, Class A1R, (LIBOR USD 3 Month
+ 0.99%), 3.70%, 04/20/32
(a)(b)
........ 730 711,226
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 3.58%, 07/15/33
(a)(b)
........ 410 397,116
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 3.86%, 07/17/34
(a)(b)
......... 1,130 1,087,856
Man GLG Euro CLO, Series 6A, Class DR,
(EURIBOR 3 Month + 3.50%), 3.50%,
10/15/32
(a)(b)
.................... EUR 320 279,000
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
3.92%, 12/18/30
(a)(b)
............... USD 430 420,961
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (LIBOR USD 3
Month + 0.99%), 3.77%, 07/23/29 ... 317 311,293
Series 2016-3A, Class CR2, (LIBOR USD 3
Month + 2.05%), 4.83%, 07/23/29 ... 1,125 1,056,421
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class B, 3.21%, 08/21/34 260 239,753
Series 2020-AA, Class C, 4.10%, 08/21/34 330 301,206
Series 2021-BA, Class D, 3.42%, 11/20/36 220 183,605
MF1 LLC
(a)(b)
Series 2022-FL9, Class A, (1 Month CME
Term SOFR + 2.15%), 5.17%, 06/19/37 857 840,033
Series 2022-FL10, Class A, (1 Month CME
Term SOFR + 2.64%), 4.92%, 09/17/37 668 661,018
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (LIBOR USD 3 Month +
0.97%), 3.70%, 04/21/31
(a)(b)
......... 472 461,828
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 3.96%,
10/20/30
(a)(b)
.................... 830 813,955
MP CLO VIII Ltd., Series 2015-2A, Class ARR,
(LIBOR USD 3 Month + 1.20%), 3.99%,
04/28/34
(a)(b)
.................... 1,420 1,358,160
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (LIBOR USD 1 Month +
0.90%), 3.72%, 11/15/68
(a)(b)
......... 398 392,035
Navient Private Education Refi Loan Trust
(b)
Series 2021-DA, Class B, 2.61%, 04/15/60 370 327,960

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-DA, Class C, 3.48%, 04/15/60 USD 950 $ 797,000
Series 2021-DA, Class D, 4.00%, 04/15/60 300 253,377
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (LIBOR USD 3
Month + 1.04%), 3.55%, 04/15/34
(a)(b)
... 570 545,938
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (LIBOR USD 3 Month +
1.65%), 4.16%, 07/15/34
(a)(b)
......... 250 235,185
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class BR, (LIBOR USD 3 Month
+ 1.65%), 4.39%, 10/17/30
(a)(b)
........ 400 379,389
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 3.66%, 10/18/30 ... 1,430 1,400,378
Series 2017-26A, Class BR, (LIBOR USD 3
Month + 1.40%), 4.14%, 10/18/30 ... 250 238,092
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR, (3 Month CME
Term SOFR + 1.75%), 4.23%, 01/20/35
(a)(b)
250 237,077
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class BR, (LIBOR USD 3
Month + 1.45%), 4.16%, 07/20/31
(a)(b)
... 250 237,230
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 3.84%, 07/16/35
(a)(b)
... 880 842,738
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (EURIBOR 3
Month + 1.90%), 1.94%, 01/21/35
(a)(b)
... EUR 250 215,303
OCP CLO Ltd.
(a)(b)
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.90%), 4.68%, 04/24/29 ... USD 945 903,140
Series 2014-5A, Class A1R, (LIBOR USD 3
Month + 1.08%), 3.85%, 04/26/31 ... 140 137,014
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 4.93%, 11/20/30 ... 250 232,360
Series 2019-16A, Class AR, (LIBOR USD 3
Month + 1.00%), 3.43%, 04/10/33 ... 280 272,428
Series 2020-18A, Class AR, (LIBOR USD 3
Month + 1.09%), 3.80%, 07/20/32 ... 320 309,195
Series 2020-19A, Class BR, (LIBOR USD 3
Month + 1.70%), 4.41%, 10/20/34 ... 250 234,511
Series 2021-22A, Class A, (LIBOR USD 3
Month + 1.18%), 3.89%, 12/02/34 ... 390 375,141
OCP Euro CLO DAC, Series 2017-2X, Class
B, (EURIBOR 3 Month + 1.35%), 1.35%,
01/15/32
(a)(d)
.................... EUR 170 154,979
Octagon 54 Ltd., Series 2021-1A, Class D,
(LIBOR USD 3 Month + 3.05%), 5.56%,
07/15/34
(a)(b)
.................... USD 250 219,931
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (LIBOR USD 3 Month
+ 0.96%), 3.70%, 04/16/31
(a)(b)
........ 1,780 1,738,506
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 3.90%, 01/20/31
(a)(b)
......... 250 245,207
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (LIBOR USD 3 Month +
1.65%), 4.16%, 07/15/36
(a)(b)
......... 710 662,858
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 3.86%, 07/20/34
(a)(b)
......... 1,910 1,828,254
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 4.09%, 07/19/30
(a)(b)
........ 320 312,127
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 3.76%, 07/17/30
(a)(b)
........ USD 2,755 $ 2,677,380
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 3.78%, 01/25/31
(a)(b)
........ 2,640 2,574,531
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (LIBOR USD 3 Month + 1.15%),
3.88%, 04/21/34
(a)(b)
............... 3,220 3,101,122
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (LIBOR USD 3
Month + 1.14%), 3.85%, 07/02/35 ... 1,450 1,393,740
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.36%, 07/02/35 ... 668 631,555
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (LIBOR USD 3 Month + 1.15%),
3.91%, 10/22/36
(a)(b)
............... 250 238,994
OHA Loan Funding Ltd.
(a)(b)
Series 2013-2A, Class AR, (LIBOR USD 3
Month + 1.04%), 4.00%, 05/23/31 ... 4,495 4,388,848
Series 2015-1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 3.89%, 01/19/37 ... 1,170 1,116,850
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class A, 3.14%, 10/14/36 3,140 2,790,552
Series 2020-1A, Class A, 3.84%, 05/14/32 1,802 1,791,044
Series 2020-2A, Class C, 2.76%, 09/14/35 550 457,073
Series 2020-2A, Class D, 3.45%, 09/14/35 1,410 1,159,966
Series 2021-1A, Class A2, (SOFR 30 Day
Average + 0.76%), 3.05%, 06/16/36
(a)
. 365 351,063
Series 2021-1A, Class C, 2.22%, 06/16/36 100 80,370
Series 2022-2A, Class A, 4.89%, 10/14/34 1,766 1,731,169
Series 2022-2A, Class B, 5.24%, 10/14/34 1,471 1,427,025
Owl Rock CLO VI Ltd., Series 2021-6A, Class
A, (LIBOR USD 3 Month + 1.45%), 4.98%,
06/21/32
(a)(b)
.................... 250 240,963
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
4.01%, 10/22/30
(a)(b)
............... 9,022 8,861,927
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 4.49%,
04/17/31
(a)(b)
.................... 500 466,183
OZLM VIII Ltd., Series 2014-8A, Class BR3,
(LIBOR USD 3 Month + 2.10%), 4.84%,
10/17/29
(a)(b)
.................... 340 316,362
OZLM XXII Ltd., Series 2018-22A, Class A1,
(LIBOR USD 3 Month + 1.07%), 3.81%,
01/17/31
(a)(b)
.................... 250 243,872
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (LIBOR USD 3 Month + 1.70%),
4.41%, 07/20/32
(a)(b)
............... 250 235,768
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (LIBOR USD 3
Month + 1.00%), 3.74%, 10/17/31 ... 650 632,106
Series 2015-1A, Class A1A4, (LIBOR USD 3
Month + 1.13%), 4.11%, 05/21/34 ... 5,525 5,292,349
Series 2015-1A, Class A2R4, (LIBOR USD 3
Month + 1.70%), 4.68%, 05/21/34 ... 250 235,438
Series 2015-2A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 4.26%, 07/20/30 ... 500 475,770
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 3.77%, 04/18/31 ... 850 831,566
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 3.84%, 07/16/31 ... 1,070 1,040,915
Series 2020-3A, Class A1AR, (LIBOR USD
3 Month + 1.08%), 3.99%, 11/15/31 .. 250 243,223

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-3A, Class A1, (LIBOR USD 3
Month + 1.15%), 3.66%, 01/15/35 ... USD 250 $ 238,797
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 1.35%), 4.33%, 02/20/28 ... 990 990,000
Series 2020-4A, Class A2, (LIBOR USD 3
Month + 1.60%), 4.60%, 11/25/28 ... 560 543,658
Series 2021-2A, Class A2, (LIBOR USD 3
Month + 1.25%), 4.23%, 05/20/29 ... 260 246,566
Series 2022-2A, Class A2, (3 Month CME
Term SOFR + 1.90%), 2.99%, 10/15/30 340 327,312
Series 2022-2A, Class B, (3 Month CME
Term SOFR + 2.20%), 3.29%, 10/15/30 250 230,246
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (LIBOR USD 3
Month + 1.24%), 4.15%, 02/14/34 ... 1,390 1,329,030
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.55%), 4.46%, 02/14/34 ... 970 887,535
Penta CLO DAC
(a)(b)
Series 2022-11A, Class B, (EURIBOR 3
Month + 2.45%), 2.45%, 11/15/34 ... EUR 530 478,331
Series 2022-11A, Class D, (EURIBOR 3
Month + 4.80%), 4.80%, 11/15/34 ... 390 348,847
Pikes Peak CLO 1, Series 2018-1A, Class A,
(LIBOR USD 3 Month + 1.18%), 3.96%,
07/24/31
(a)(b)
.................... USD 275 267,663
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3 Month CME Term SOFR + 1.95%),
4.13%, 07/25/34
(a)(b)
............... 971 941,155
Pikes Peak CLO 8, Series 2021-8A, Class A,
(LIBOR USD 3 Month + 1.17%), 3.88%,
07/20/34
(a)(b)
.................... 1,570 1,499,383
Post CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.95%), 5.69%,
04/16/31
(a)(b)
.................... 500 452,303
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 1
Month + 1.25%), 4.33%, 07/25/51 ... 1,041 1,015,840
Series 2021-1A, Class B, (LIBOR USD 1
Month + 2.50%), 5.58%, 07/25/51 ... 280 276,143
Series 2021-1A, Class C, (LIBOR USD 1
Month + 3.75%), 6.83%, 07/25/51 ... 250 246,701
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
.......... 400 372,325
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (LIBOR USD 3 Month + 0.94%),
3.45%, 10/15/30
(a)(b)
............... 1,026 1,005,599
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (LIBOR USD 3
Month + 1.09%), 3.80%, 01/20/34 ... 250 240,372
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 4.36%, 01/20/34 ... 250 236,929
Rad CLO 2 Ltd., Series 2018-2A, Class AR,
(LIBOR USD 3 Month + 1.08%), 3.59%,
10/15/31
(a)(b)
.................... 710 688,510
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(LIBOR USD 3 Month + 1.12%), 3.90%,
07/24/32
(a)(b)
.................... 800 776,661
Recette CLO Ltd., Series 2015-1A, Class BRR,
(LIBOR USD 3 Month + 1.40%), 4.11%,
04/20/34
(a)(b)
.................... 250 232,514
Regatta VI Funding Ltd., Series 2016-1A,
Class AR2, (LIBOR USD 3 Month + 1.16%),
3.87%, 04/20/34
(a)(b)
............... 1,040 1,000,562
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (LIBOR USD 3
Month + 1.15%), 4.68%, 06/20/34 ... USD 720 $ 689,702
Series 2016-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 5.13%, 06/20/34 ... 250 236,014
Regatta VIII Funding Ltd., Series 2017-1A,
Class B, (LIBOR USD 3 Month + 1.70%),
4.44%, 10/17/30
(a)(b)
............... 250 237,632
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (LIBOR USD 3 Month + 2.05%),
4.56%, 01/15/33
(a)(b)
............... 250 238,948
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (LIBOR USD 3 Month + 1.45%),
3.96%, 01/15/34
(a)(b)
............... 250 236,551
Regional Management Issuance Trust
(b)
Series 2020-1, Class C, 3.80%, 10/15/30 . 269 239,151
Series 2021-2, Class B, 2.35%, 08/15/33 . 130 103,086
Series 2021-2, Class C, 3.23%, 08/15/33 . 323 253,166
Series 2022-1, Class A, 3.07%, 03/15/32 . 794 717,598
Series 2022-1, Class B, 3.71%, 03/15/32 . 151 133,498
Series 2022-1, Class C, 4.46%, 03/15/32 . 100 87,874
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(LIBOR USD 3 Month + 1.06%), 3.80%,
01/18/34
(a)(b)
.................... 1,220 1,176,559
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (LIBOR USD 3
Month + 1.10%), 3.81%, 04/20/34 ... 2,417 2,318,220
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 4.36%, 04/20/34 .. 1,511 1,408,886
Series 2017-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 4.01%, 10/15/29 ... 1,945 1,872,053
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 5.36%, 10/15/29 ... 1,039 963,689
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 3.90%, 10/20/30 ... 3,487 3,409,720
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 4.08%, 05/20/31 ... 297 290,039
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 3.87%, 10/20/31 ... 250 242,693
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.63%, 08/20/32 ... 250 231,882
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.17%), 3.88%, 07/20/34 ... 1,730 1,662,094
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class B, (EURIBOR 3
Month + 1.85%), 2.88%, 12/20/31 ... EUR 576 516,604
Series 2018-1X, Class C, (EURIBOR 3
Month + 2.47%), 3.50%, 12/20/31 ... 280 244,931
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 3.74%,
04/20/31
(a)(b)
.................... USD 960 942,255
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 3.60%,
01/15/30
(a)(b)
.................... 1,090 1,066,213
RR 5 Ltd., Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.65%), 4.16%, 10/15/31
(a)(b)
250 239,595
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 3.66%, 07/15/35
(a)(b)
2,140 2,051,768
RRE 9 Loan Management DAC, Series 9A,
Class A2, (EURIBOR 3 Month + 1.70%),
1.70%, 10/15/36
(a)(b)
............... EUR 650 553,136
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class AR3, (LIBOR USD 3 Month + 1.16%),
3.90%, 04/17/34
(a)(b)
............... USD 5,180 4,983,965

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (LIBOR USD 3
Month + 0.98%), 3.69%, 04/20/29 ... USD 193 $ 189,335
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 1.50%), 4.21%, 04/20/29 ... 1,466 1,408,429
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (LIBOR USD 3 Month + 1.27%), 3.98%,
04/20/33
(a)(b)
.................... 640 617,934
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (LIBOR USD 3
Month + 1.24%), 3.95%, 07/20/30 ... 420 413,930
Series 2014-1A, Class CR, (LIBOR USD 3
Month + 2.30%), 5.01%, 07/20/30 ... 500 475,109
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (LIBOR USD 3 Month + 1.10%),
3.81%, 07/20/34
(a)(b)
............... 3,815 3,655,659
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1A, (LIBOR USD 3 Month + 1.32%),
4.03%, 10/20/32
(a)(b)
............... 250 243,266
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 3.62%, 03/15/24
(a)
.......... 161 160,122
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 7.57%, 10/15/41
(a)(b)
......... 3,275 3,529,714
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 990 934,885
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 .................... 3,260 2,911,111
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,204,266
Series 2021-A, Class C, 2.99%, 01/15/53 2,870 2,420,058
Series 2021-A, Class D1, 3.86%, 01/15/53 1,340 1,198,098
Series 2021-A, Class D2, 3.86%, 01/15/53 730 650,265
Series 2021-C, Class B, 2.30%, 01/15/53 190 163,170
Series 2021-C, Class C, 3.00%, 01/15/53 160 142,103
Series 2021-C, Class D, 3.93%, 01/15/53 100 88,674
Sound Point CLO XII Ltd., Series 2016-2A,
Class CR2, (LIBOR USD 3 Month + 2.05%),
4.76%, 10/20/28
(a)(b)
............... 900 860,887
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (LIBOR USD 3 Month + 0.90%),
3.68%, 01/23/29
(a)(b)
............... 252 249,145
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 3.68%,
07/15/34
(a)(b)
.................... 4,180 4,000,692
Sound Point CLO XXVI Ltd., Series 2020-1A,
Class DR, (LIBOR USD 3 Month + 3.35%),
6.06%, 07/20/34
(a)(b)
............... 320 273,776
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
4.06%, 01/25/32
(a)(b)
............... 460 449,575
St. Paul's CLO XII DAC, Series 12X, Class
B1, (EURIBOR 3 Month + 1.60%), 1.60%,
04/15/33
(a)(d)
.................... EUR 310 268,706
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.25%), 3.76%,
10/15/30
(a)(b)
.................... USD 1,070 1,044,855
Sutton Park CLO DAC, Series 1X, Class BE,
(EURIBOR 3 Month + 2.35%), 2.67%,
11/15/31
(a)(d)
.................... EUR 202 177,862
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (LIBOR USD 3 Month + 1.15%),
3.66%, 10/15/31
(a)(b)
............... USD 250 243,427
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
3.39%, 04/15/28
(a)(b)
............... USD 431 $ 424,430
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (LIBOR USD 3 Month + 1.60%),
4.11%, 01/15/34
(a)(b)
............... 250 236,541
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (LIBOR USD 3 Month + 1.08%),
3.79%, 04/20/33
(a)(b)
............... 514 500,260
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (LIBOR USD 3 Month + 0.96%), 3.90%,
11/18/30
(a)(b)
.................... 890 870,901
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (LIBOR USD 3 Month + 1.22%),
4.14%, 08/16/34
(a)(b)
............... 250 240,385
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 3.89%,
01/16/31
(a)(b)
.................... 910 889,716
TICP CLO IX Ltd., Series 2017-9A, Class A,
(LIBOR USD 3 Month + 1.14%), 3.85%,
01/20/31
(a)(b)
.................... 670 653,781
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (LIBOR USD 3
Month + 1.12%), 3.63%, 01/15/34 ... 1,060 1,010,975
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 4.01%, 01/15/34 ... 1,360 1,287,917
Trestles CLO III Ltd.
(a)(b)
Series 2020-3A, Class A1, (LIBOR USD 3
Month + 1.33%), 4.04%, 01/20/33 ... 1,830 1,772,826
Series 2020-3A, Class B1, (LIBOR USD 3
Month + 1.85%), 4.56%, 01/20/33 ... 530 500,498
Trestles CLO IV Ltd., Series 2021-4A, Class
A, (LIBOR USD 3 Month + 1.17%), 3.90%,
07/21/34
(a)(b)
.................... 1,550 1,486,077
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 3.88%,
10/20/34
(a)(b)
.................... 1,380 1,316,495
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
.......... 2,225 1,908,710
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
4.14%, 10/18/31
(a)(b)
............... 220 212,214
Trinitas CLO XIV Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR USD 3
Month + 2.00%), 4.78%, 01/25/34 ... 730 693,382
Series 2020-14A, Class C, (LIBOR USD 3
Month + 3.00%), 5.78%, 01/25/34 ... 530 493,050
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (LIBOR USD 3 Month + 1.07%),
3.81%, 07/18/31
(a)(b)
............... 350 340,131
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (LIBOR USD 3 Month + 1.22%),
3.73%, 10/15/29
(a)(b)
............... 3,135 3,092,475
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R, (LIBOR USD 3
Month + 1.04%), 3.75%, 04/20/34 ... 465 441,750
Series 2017-4A, Class A1, (LIBOR USD 3
Month + 1.13%), 3.64%, 10/15/30 ... 1,680 1,651,654
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.06%), 3.57%, 04/15/31 ... 2,064 2,019,475
Voya Euro CLO II DAC, Series 2A, Class CR,
(EURIBOR 3 Month + 2.15%), 2.15%,
07/15/35
(a)(b)
.................... EUR 250 209,797

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (EURIBOR 3 Month +
1.75%), 1.75%, 04/15/35 ......... EUR 440 $ 380,308
Series 5A, Class D, (EURIBOR 3 Month +
3.10%), 3.10%, 04/15/35 ......... 250 203,977
Whitebox CLO I Ltd., Series 2019-1A, Class
CR, (LIBOR USD 3 Month + 3.05%), 5.83%,
07/24/32
(a)(b)
.................... USD 900 816,211
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R, (LIBOR USD 3
Month + 1.22%), 4.00%, 10/24/34 ... 530 508,303
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 4.53%, 10/24/34 ... 280 266,411
Series 2020-2A, Class DR, (LIBOR USD 3
Month + 3.35%), 6.13%, 10/24/34 ... 280 252,402
Whitebox CLO III Ltd., Series 2021-3A, Class
D, (LIBOR USD 3 Month + 3.35%), 5.86%,
10/15/34
(a)(b)
.................... 250 231,243
Woodmont Trust, Series 2017-2A, Class A1R,
(LIBOR USD 3 Month + 1.67%), 4.38%,
04/20/33
(a)(b)
.................... 2,030 1,929,209
Total Asset-Backed Securities — 11.3%
(Cost: $391,735,031) ............................. 373,445,443
Corporate Bonds
Aerospace & Defense — 1.1%
BAE Systems plc, 3.40%, 04/15/30
(b)
..... 2,897 2,508,920
Boeing Co. (The), 3.95%, 08/01/59 ...... 1,125 698,907
General Dynamics Corp., 3.63%, 04/01/30 . 623 569,943
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 ................. 842 681,018
4.20%, 05/01/30 ................. 1,645 1,451,484
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................. 6,690 6,285,428
1.80%, 01/15/31 ................. 4,849 3,627,358
Leidos , Inc.
4.38%, 05/15/30 ................. 1,969 1,725,655
2.30%, 02/15/31 ................. 995 737,216
Lockheed Martin Corp.
3.60%, 03/01/35 ................. 2,227 1,898,570
Series B, 6.15%, 09/01/36 .......... 589 622,679
Northrop Grumman Corp.
3.85%, 04/15/45 ................. 1,154 878,865
4.03%, 10/15/47 ................. 2,419 1,922,824
Raytheon Technologies Corp.
3.15%, 12/15/24 ................. 920 895,316
7.20%, 08/15/27 ................. 185 202,109
7.00%, 11/01/28 ................. 2,010 2,132,016
4.13%, 11/16/28 ................. 6,832 6,383,198
2.38%, 03/15/32 ................. 107 84,031
4.20%, 12/15/44 ................. 515 404,593
3.13%, 07/01/50 ................. 518 348,234
3.03%, 03/15/52 ................. 1,708 1,114,286
Textron, Inc.
3.90%, 09/17/29 ................. 2,448 2,164,168
2.45%, 03/15/31 ................. 183 140,379
37,477,197
Air Freight & Logistics — 0.0%
FedEx Corp., 4.25%, 05/15/30 ......... 75 67,999
Airlines — 0.6%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 6 5,388
Series 2017-1, Class AA, 3.30%, 01/15/30 404 348,603
Security
Par (000)
Par (000) Value
Airlines (continued)
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 USD 1,489 $ 1,431,515
Series 2016-1, Class B, 5.25%, 01/15/24 1,005 957,872
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
545 505,706
Series 2017-1, Class B, 4.95%, 02/15/25 453 412,005
Series 2015-2, Class AA, 3.60%, 09/22/27 291 261,131
Series 2016-1, Class AA, 3.58%, 01/15/28 2,179 1,945,287
Series 2019-1, Class B, 3.85%, 02/15/28 938 757,859
Series 2016-2, Class AA, 3.20%, 06/15/28 420 365,187
Series 2016-3, Class AA, 3.00%, 10/15/28 872 752,357
Series 2017-1, Class AA, 3.65%, 02/15/29 332 293,375
Series 2017-2, Class AA, 3.35%, 10/15/29 634 552,789
Series 2019-1, Class AA, 3.15%, 02/15/32 981 818,193
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 2,311 2,232,871
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/07/25 77 67,619
Series 2020-1, Class B, 4.88%, 01/15/26 669 624,491
Series 2020-1, Class A, 5.88%, 10/15/27 2,407 2,321,357
Series 2015-1, Class AA, 3.45%, 12/01/27 855 753,452
Series 2019-2, Class B, 3.50%, 05/01/28 925 766,021
Series 2016-1, Class AA, 3.10%, 07/07/28 50 42,429
Series 2016-2, Class AA, 2.88%, 10/07/28 430 371,588
Series 2018-1, Class AA, 3.50%, 03/01/30 518 454,176
Series 2019-1, Class AA, 4.15%, 08/25/31 594 533,582
Series 2019-2, Class AA, 2.70%, 05/01/32 805 642,883
18,217,736
Auto Components — 0.0%
Metalsa S A P I de CV, 3.75%, 05/04/31
(d)
.. 561 372,364
Automobiles — 0.3%
General Motors Co.
5.00%, 10/01/28 ................. 373 343,111
5.40%, 10/15/29 ................. 2,165 1,996,231
Hyundai Capital America
(b)
2.38%, 02/10/23 ................. 586 580,844
0.80%, 01/08/24 ................. 2,993 2,815,697
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.. 4,370 3,540,479
9,276,362
Banks — 3.8%
Banco Santander SA, 1.85%, 03/25/26 .... 400 345,392
Bank of America Corp.
(a)
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23 .................... 1,115 1,109,080
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 .................... 2,269 2,124,428
(SOFR 6 Month + 1.15%), 1.32%, 06/19/26 12 10,651
(SOFR 6 Month + 0.96%), 1.73%, 07/22/27 1,168 1,002,061
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28 .................... 5,226 4,810,227
(SOFR 6 Month + 1.05%), 2.55%, 02/04/28 1,466 1,275,509
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28 .................... 711 646,966
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28 .................... 1,863 1,682,600
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30 .................... 2,021 1,798,976
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30 .................... 1,498 1,262,535
(LIBOR USD 3 Month + 0.99%), 2.50%,
02/13/31 .................... 1,455 1,148,087
(SOFR 6 Month + 1.37%), 1.92%, 10/24/31 3,462 2,560,832
(SOFR 6 Month + 1.22%), 2.30%, 07/21/32 5,074 3,791,976
(SOFR 6 Month + 1.21%), 2.57%, 10/20/32 4,282 3,274,995
(SOFR 6 Month + 1.33%), 2.97%, 02/04/33 11,099 8,676,655

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR 6 Month + 1.83%), 4.57%, 04/27/33 USD 7,045 $ 6,310,112
(SOFR 6 Month + 2.16%), 5.02%, 07/22/33 9,008 8,356,293
Barclays plc
4.38%, 01/12/26 ................. 3,223 3,038,305
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
5.30%, 08/09/26
(a)
.............. 987 948,231
Citigroup, Inc.
(a)
(SOFR 6 Month + 1.28%), 3.07%, 02/24/28 11,121 9,911,595
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28 .................... 885 796,745
(LIBOR USD 3 Month + 1.34%), 3.98%,
03/20/30 .................... 1,912 1,696,688
(SOFR 6 Month + 1.42%), 2.98%, 11/05/30 10,272 8,440,157
(SOFR 6 Month + 1.18%), 2.52%, 11/03/32 611 462,977
(SOFR 6 Month + 1.94%), 3.79%, 03/17/33 924 774,550
Danske Bank A/S
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
............. 1,325 1,312,738
5.38%, 01/12/24
(d)
................ 514 511,111
5.38%, 01/12/24
(b)
................ 541 537,959
Discover Bank, 3.45%, 07/27/26 ........ 388 353,209
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 631 453,926
HSBC Holdings plc
(a)
(SOFR 6 Month + 1.10%), 2.25%, 11/22/27 913 767,093
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 .................... 924 823,638
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30 .................... 919 777,769
ING Groep NV, 4.63%, 01/06/26
(b)
....... 592 569,380
JPMorgan Chase & Co.
(a)
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28 .................... 7,631 6,996,359
(SOFR 6 Month + 1.17%), 2.95%, 02/24/28 7,740 6,843,864
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28 .................... 1,756 1,589,899
(SOFR 6 Month + 1.75%), 4.57%, 06/14/30 5,517 5,084,075
(SOFR 6 Month + 1.26%), 2.96%, 01/25/33 3,400 2,672,688
(SOFR 6 Month + 2.08%), 4.91%, 07/25/33 5,284 4,872,670
(SOFR 6 Month + 2.58%), 5.72%, 09/14/33 2,000 1,891,289
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48 .................... 406 308,026
Lloyds Banking Group plc, 3.75%, 01/11/27 . 776 709,376
Mitsubishi UFJ Financial Group, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.55%), 5.06%, 09/12/25
(a)
2,472 2,446,008
Mizuho Financial Group, Inc., (SOFR 6 Month +
1.53%), 1.98%, 09/08/31
(a)
.......... 647 477,736
NBK Tier 1 Ltd., (USD Constant Maturity 6 Year
+ 2.88%), 3.63%
(a)(b)(e)
............. 838 713,505
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.18%), 2.61%, 01/12/28
(a)(b)
....... 377 319,129
Wells Fargo & Co.
(a)
(SOFR 6 Month + 1.56%), 4.54%, 08/15/26 1 967
(SOFR 6 Month + 1.50%), 3.35%, 03/02/33 1,005 815,023
(SOFR 6 Month + 2.10%), 4.90%, 07/25/33 7,197 6,635,156
124,739,216
Beverages — 0.3%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 2,899 2,612,702
Anheuser-Busch InBev Worldwide, Inc., 4.75%,
01/23/29 ..................... 5,580 5,435,805
8,048,507
Security
Par (000)
Par (000) Value
Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 03/15/35 ................. USD 1,713 $ 1,536,716
4.50%, 05/14/35 ................. 3,633 3,232,088
4.45%, 05/14/46 ................. 820 666,411
4.88%, 11/14/48 ................. 755 663,847
4.25%, 11/21/49 ................. 2,084 1,672,967
Amgen, Inc.
4.05%, 08/18/29 ................. 3,000 2,760,566
4.40%, 05/01/45 ................. 2,444 1,995,349
Biogen, Inc.
2.25%, 05/01/30 ................. 3,897 3,068,771
5.20%, 09/15/45 ................. 129 115,166
Gilead Sciences, Inc.
4.00%, 09/01/36 ................. 798 663,175
2.60%, 10/01/40 ................. 568 375,081
4.80%, 04/01/44 ................. 413 359,127
4.15%, 03/01/47 ................. 1,872 1,485,824
18,595,088
Capital Markets — 3.3%
Blackstone Private Credit Fund
3.25%, 03/15/27 ................. 1,164 963,617
4.00%, 01/15/29 ................. 2,645 2,118,778
Credit Suisse AG, 3.63%, 09/09/24 ...... 1,325 1,264,502
Deutsche Bank AG, (SOFR 6 Month + 1.13%),
1.45%, 04/01/25
(a)
............... 4,899 4,507,144
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 3,392 2,764,121
Goldman Sachs Group, Inc. (The)
(SOFR 6 Month + 0.54%), 0.63%,
11/17/23
(a)
................... 4,716 4,687,468
(SOFR 6 Month + 0.51%), 0.66%,
09/10/24
(a)
................... 1,968 1,873,348
3.50%, 04/01/25 ................. 9,834 9,393,465
(SOFR 6 Month + 0.61%), 0.86%,
02/12/26
(a)
................... 4,289 3,826,651
(LIBOR USD 3 Month + 1.17%), 4.08%,
05/15/26
(a)
................... 871 864,156
(SOFR 6 Month + 1.11%), 2.64%,
02/24/28
(a)
................... 10,137 8,795,257
(SOFR 6 Month + 1.85%), 3.62%,
03/15/28
(a)
................... 360 327,618
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
................... 837 756,836
(SOFR 6 Month + 1.09%), 1.99%,
01/27/32
(a)
................... 1,256 928,575
(SOFR 6 Month + 1.28%), 2.62%,
04/22/32
(a)
................... 1,202 931,704
(SOFR 6 Month + 1.25%), 2.38%,
07/21/32
(a)
................... 1,136 856,528
(SOFR 6 Month + 1.26%), 2.65%,
10/21/32
(a)
................... 6,465 4,955,210
(SOFR 6 Month + 1.41%), 3.10%,
02/24/33
(a)
................... 17,365 13,792,232
Intercontinental Exchange, Inc.
2.10%, 06/15/30 ................. 1,374 1,097,512
1.85%, 09/15/32 ................. 1,366 1,006,444
4.60%, 03/15/33 ................. 413 384,672
Moody's Corp.
3.25%, 01/15/28 ................. 864 781,084
4.25%, 02/01/29 ................. 7 6,613
2.00%, 08/19/31 ................. 2,167 1,649,567
4.25%, 08/08/32 ................. 1,515 1,372,970
4.88%, 12/17/48 ................. 56 49,557
3.10%, 11/29/61 ................. 799 486,844

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley
(a)
(SOFR 6 Month + 0.47%), 0.56%, 11/10/23 USD 1,152 $ 1,145,680
(SOFR 6 Month + 0.46%), 0.53%, 01/25/24 8,104 7,971,923
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30 .................... 4,330 3,980,400
(SOFR 6 Month + 1.14%), 2.70%, 01/22/31 6,286 5,096,503
(SOFR 6 Month + 1.02%), 1.93%, 04/28/32 631 460,658
(SOFR 6 Month + 1.18%), 2.24%, 07/21/32 17,666 13,271,006
(SOFR 6 Month + 1.20%), 2.51%, 10/20/32 768 586,926
(SOFR 6 Month + 1.29%), 2.94%, 01/21/33 1,529 1,208,771
Nomura Holdings, Inc., 2.61%, 07/14/31 ... 1,987 1,473,336
S&P Global, Inc.
4.75%, 08/01/28
(b)
................ 2,208 2,154,971
1.25%, 08/15/30 ................. 430 321,954
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 1.60%),
4.49%, 08/05/25
(a)(b)
.............. 1,812 1,767,752
109,882,353
Chemicals — 0.2%
Celanese US Holdings LLC, 5.90%, 07/05/24 2,594 2,558,046
Ecolab, Inc., 2.75%, 08/18/55 ......... 1,186 733,512
LYB International Finance III LLC, 4.20%,
05/01/50 ..................... 1,393 1,000,146
Orbia Advance Corp. SAB de CV
(d)
5.88%, 09/17/44 ................. 459 354,945
5.50%, 01/15/48 ................. 459 331,857
Sherwin-Williams Co. (The), 2.30%, 05/15/30 1,468 1,172,534
Westlake Corp., 3.38%, 08/15/61 ....... 1,049 606,505
6,757,545
Commercial Services & Supplies — 0.2%
RELX Capital, Inc.
4.00%, 03/18/29 ................. 3,004 2,758,732
3.00%, 05/22/30 ................. 3,294 2,779,045
Republic Services, Inc., 3.95%, 05/15/28 .. 621 581,103
Waste Management, Inc., 1.15%, 03/15/28 . 1,685 1,381,700
7,500,580
Communications Equipment — 0.3%
Juniper Networks, Inc., 2.00%, 12/10/30 ... 445 328,303
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 3,902 3,593,175
2.75%, 05/24/31 ................. 3,881 2,961,959
5.60%, 06/01/32 ................. 2,839 2,714,059
5.50%, 09/01/44 ................. 1,648 1,400,793
10,998,289
Construction & Engineering — 0.0%
Mexico City Airport Trust, 4.25%, 10/31/26
(d)
308 271,040
Consumer Finance — 0.4%
Capital One Financial Corp., (SOFR 6 Month +
1.79%), 3.27%, 03/01/30
(a)
.......... 1,792 1,498,349
Discover Financial Services
4.50%, 01/30/26 ................. 448 424,872
4.10%, 02/09/27 ................. 704 647,274
General Motors Financial Co., Inc.
3.70%, 05/09/23 ................. 491 487,441
1.70%, 08/18/23 ................. 1,680 1,629,852
4.00%, 01/15/25 ................. 2,714 2,607,301
2.40%, 10/15/28 ................. 644 508,969
2.35%, 01/08/31 ................. 458 332,352
2.70%, 06/10/31 ................. 2,234 1,639,944
3.10%, 01/12/32 ................. 5,085 3,835,267
Synchrony Financial, 3.70%, 08/04/26 .... 14 12,795
13,624,416
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 .. USD 656 $ 625,677
Diversified Financial Services — 0.1%
ORIX Corp., 4.00%, 04/13/32 ......... 179 157,346
Shell International Finance BV
3.88%, 11/13/28 ................. 3,374 3,154,429
2.38%, 11/07/29 ................. 511 428,262
3,740,037
Diversified Telecommunication Services — 1.5%
AT&T, Inc.
0.00%, 11/27/22
(b)(f)
............... 8,000 7,952,091
4.30%, 02/15/30 ................. 3,259 2,977,658
2.25%, 02/01/32 ................. 1,649 1,246,934
2.55%, 12/01/33 ................. 3,454 2,557,147
4.50%, 05/15/35 ................. 4,505 3,901,661
4.35%, 06/15/45 ................. 1,243 960,633
4.75%, 05/15/46 ................. 14 11,734
5.15%, 02/15/50 ................. 279 243,519
3.55%, 09/15/55 ................. 3,272 2,149,167
3.80%, 12/01/57 ................. 2,571 1,736,825
3.85%, 06/01/60 ................. 1,190 797,289
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
............... 387 362,811
Verizon Communications, Inc.
2.10%, 03/22/28 ................. 5,736 4,842,408
4.33%, 09/21/28 ................. 3 2,823
4.02%, 12/03/29 ................. 145 131,685
3.15%, 03/22/30 ................. 431 366,603
1.50%, 09/18/30 ................. 5,105 3,837,664
1.68%, 10/30/30 ................. 5,415 4,058,175
7.75%, 12/01/30 ................. 880 994,931
1.75%, 01/20/31 ................. 3,707 2,780,118
2.55%, 03/21/31 ................. 1,508 1,204,029
2.36%, 03/15/32 ................. 972 745,355
2.65%, 11/20/40 ................. 1,210 788,625
3.40%, 03/22/41 ................. 1,773 1,294,556
2.85%, 09/03/41 ................. 1,299 866,121
4.86%, 08/21/46 ................. 394 339,819
2.88%, 11/20/50 ................. 1,848 1,130,068
3.00%, 11/20/60 ................. 1,545 897,343
49,177,792
Electric Utilities — 2.7%
AEP Texas, Inc.
3.95%, 06/01/28 ................. 1,971 1,819,072
Series I, 2.10%, 07/01/30 ........... 499 389,177
3.80%, 10/01/47 ................. 505 360,853
Series H, 3.45%, 01/15/50 .......... 1,180 801,117
3.45%, 05/15/51 ................. 1,005 687,946
AEP Transmission Co. LLC
3.80%, 06/15/49 ................. 1,166 882,062
3.15%, 09/15/49 ................. 1,081 733,022
Series M, 3.65%, 04/01/50 .......... 628 461,814
Series N, 2.75%, 08/15/51 .......... 1,198 748,517
Alabama Power Co.
Series A, 4.30%, 07/15/48 .......... 1,264 1,042,800
3.45%, 10/01/49 ................. 522 369,689
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 2,146 1,684,671
Atlantic City Electric Co., 2.30%, 03/15/31 .. 412 333,830
Baltimore Gas & Electric Co.
3.50%, 08/15/46 ................. 1,060 780,673
3.75%, 08/15/47 ................. 557 430,229
4.25%, 09/15/48 ................. 831 690,489
3.20%, 09/15/49 ................. 1,036 714,751
2.90%, 06/15/50 ................. 540 350,597

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.55%, 06/01/52 ................. USD 506 $ 434,160
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 ......... 1,317 1,074,477
3.95%, 03/01/48 ................. 1,262 1,008,210
Series AD, 2.90%, 07/01/50 ......... 620 408,359
Series AF, 3.35%, 04/01/51 ......... 425 304,690
Commonwealth Edison Co.
4.00%, 03/01/49 ................. 587 467,142
Series 127, 3.20%, 11/15/49 ......... 529 366,225
Series 133, 3.85%, 03/15/52 ......... 1,036 806,442
DTE Electric Co.
Series A, 4.05%, 05/15/48 .......... 1,505 1,225,937
3.95%, 03/01/49 ................. 1,281 1,027,219
Series B, 3.65%, 03/01/52 .......... 526 397,156
Duke Energy Carolinas LLC
3.88%, 03/15/46 ................. 942 734,152
3.95%, 03/15/48 ................. 1,391 1,094,301
3.20%, 08/15/49 ................. 1,169 804,088
Duke Energy Corp., 4.30%, 03/15/28 ..... 1,175 1,106,049
Duke Energy Florida LLC, 2.50%, 12/01/29 . 11,238 9,498,340
Duke Energy Progress LLC, 3.45%, 03/15/29 3,888 3,525,237
Edison International, 4.95%, 04/15/25 .... 88 86,215
Entergy Arkansas LLC, 3.35%, 06/15/52 ... 720 491,331
Entergy Louisiana LLC
4.20%, 09/01/48 ................. 1,581 1,271,060
4.75%, 09/15/52 ................. 358 311,330
Entergy Mississippi LLC, 3.85%, 06/01/49 .. 499 374,312
Exelon Corp.
5.10%, 06/15/45 ................. 312 277,923
4.45%, 04/15/46 ................. 191 155,903
4.70%, 04/15/50 ................. 1,541 1,288,727
4.10%, 03/15/52
(b)
................ 225 173,595
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(c)
......... 1,839 1,706,371
Series B, 2.25%, 09/01/30 .......... 1,970 1,515,580
Series C, 3.40%, 03/01/50 .......... 411 269,205
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 3,498 3,372,656
4.55%, 04/01/49 ................. 3,044 2,377,614
Florida Power & Light Co.
3.99%, 03/01/49 ................. 1,993 1,611,578
3.15%, 10/01/49 ................. 2,531 1,782,843
2.88%, 12/04/51 ................. 854 562,885
MidAmerican Energy Co.
3.10%, 05/01/27 ................. 90 83,375
3.65%, 04/15/29 ................. 2,787 2,569,716
3.65%, 08/01/48 ................. 14 10,590
3.15%, 04/15/50 ................. 1,371 932,085
2.70%, 08/01/52 ................. 606 380,606
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 107 99,100
Northern States Power Co.
4.00%, 08/15/45 ................. 669 540,035
2.90%, 03/01/50 ................. 946 632,097
3.20%, 04/01/52 ................. 540 375,222
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................. 3,615 2,959,411
4.45%, 06/15/29 ................. 26 22,552
NSTAR Electric Co., 3.95%, 04/01/30 .... 425 395,242
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 651 489,508
Series G, 6.60%, 02/15/33 .......... 441 468,608
4.15%, 04/01/48 ................. 60 48,038
4.00%, 06/01/49 ................. 983 754,928
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ................. USD 922 $ 854,929
2.75%, 05/15/30 ................. 404 346,475
7.00%, 05/01/32 ................. 237 265,479
4.55%, 09/15/32
(b)
................ 1,161 1,116,757
3.80%, 09/30/47 ................. 565 447,593
3.80%, 06/01/49 ................. 852 668,990
Pacific Gas & Electric Co., 5.90%, 06/15/32 . 2,060 1,878,550
PECO Energy Co., 3.05%, 03/15/51 ..... 1,924 1,296,939
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 2,089 1,927,941
3.00%, 03/01/51 ................. 90 59,884
Southern California Edison Co.
Series A, 4.20%, 03/01/29 .......... 560 517,827
2.25%, 06/01/30 ................. 2,987 2,366,282
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................ 1,717 1,171,391
Tampa Electric Co.
4.45%, 06/15/49 ................. 892 751,605
5.00%, 07/15/52 ................. 351 322,331
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
.................... 3,808 3,656,034
Virginia Electric & Power Co.
4.00%, 01/15/43 ................. 354 277,846
Series D, 4.65%, 08/15/43 .......... 897 772,065
Vistra Operations Co. LLC, 4.30%, 07/15/29
(b)
4,222 3,597,532
Wisconsin Power & Light Co., 3.95%, 09/01/32 644 581,912
88,832,096
Electrical Equipment — 0.0%
Eaton Corp., 4.70%, 08/23/52 ......... 330 289,849
Entertainment — 0.1%
Electronic Arts, Inc., 1.85%, 02/15/31 ..... 915 705,271
Walt Disney Co. (The)
4.75%, 11/15/46 ................. 747 662,471
2.75%, 09/01/49 ................. 1,291 819,084
2,186,826
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc., 1.88%,
02/01/33 ..................... 1,420 998,022
American Tower Corp.
3.95%, 03/15/29 ................. 1,242 1,107,784
3.80%, 08/15/29 ................. 6,378 5,594,926
2.90%, 01/15/30 ................. 743 610,752
2.10%, 06/15/30 ................. 1,660 1,271,537
Boston Properties LP, 3.13%, 09/01/23 .... 131 128,647
Crown Castle, Inc.
3.15%, 07/15/23 ................. 245 241,688
4.30%, 02/15/29 ................. 1,221 1,119,980
3.10%, 11/15/29 ................. 3,633 3,053,159
3.30%, 07/01/30 ................. 3,460 2,897,169
2.25%, 01/15/31 ................. 4,884 3,729,399
2.10%, 04/01/31 ................. 903 676,752
Digital Dutch Finco BV
(d)
1.50%, 03/15/30 ................. EUR 1,950 1,462,181
1.00%, 01/15/32 ................. 1,070 714,332
Duke Realty LP, 1.75%, 02/01/31 ....... USD 3,245 2,480,248
Equinix , Inc.
3.20%, 11/18/29 ................. 1,816 1,535,210
2.15%, 07/15/30 ................. 2,427 1,860,688
2.50%, 05/15/31 ................. 3,894 2,999,948
3.90%, 04/15/32 ................. 6,021 5,114,641
GLP Capital LP
5.75%, 06/01/28 ................. 706 661,105
4.00%, 01/15/30 ................. 3,725 3,110,893

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.00%, 01/15/31 ................. USD 2,571 $ 2,101,576
3.25%, 01/15/32 ................. 4,243 3,189,552
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 ................ 612 490,508
Kimco Realty Corp., 4.60%, 02/01/33 ..... 700 632,037
National Retail Properties, Inc.
2.50%, 04/15/30 ................. 1,035 830,509
3.50%, 04/15/51 ................. 1,224 819,846
Prologis LP, 2.25%, 04/15/30 .......... 336 274,452
Realty Income Corp., 3.25%, 01/15/31 .... 928 791,893
Service Properties Trust, 4.35%, 10/01/24 .. 990 876,407
VICI Properties LP
4.25%, 12/01/26
(b)
................ 320 288,830
5.75%, 02/01/27
(b)
................ 722 680,326
4.75%, 02/15/28 ................. 1,890 1,737,871
3.88%, 02/15/29
(b)
................ 2,009 1,685,360
4.63%, 12/01/29
(b)
................ 883 766,038
4.95%, 02/15/30 ................. 3,432 3,101,550
WP Carey, Inc.
2.40%, 02/01/31 ................. 446 342,309
2.45%, 02/01/32 ................. 452 337,304
60,315,429
Gas Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 .... 671 540,549
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 416 320,056
ONE Gas, Inc., 2.00%, 05/15/30 ........ 480 378,151
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 ................. 29 22,863
4.10%, 09/18/34 ................. 587 497,666
Promigas SA ESP
3.75%, 10/16/29
(d)
................ 468 362,495
3.75%, 10/16/29
(b)
................ 479 371,016
2,492,796
Health Care Equipment & Supplies — 0.0%
Baxter International, Inc., 2.54%, 02/01/32 . 777 604,826
Health Care Providers & Services — 1.0%
Centene Corp.
2.45%, 07/15/28 ................. 1,254 1,021,032
3.00%, 10/15/30 ................. 3,317 2,626,865
Cigna Corp., 3.40%, 03/15/51 ......... 1,852 1,262,885
CVS Health Corp.
3.75%, 04/01/30 ................. 3,727 3,314,216
5.13%, 07/20/45 ................. 3,532 3,092,835
Elevance Health, Inc., 3.13%, 05/15/50 ... 128 84,665
HCA, Inc.
5.25%, 04/15/25 ................. 2,721 2,665,258
5.25%, 06/15/26 ................. 2,237 2,161,694
3.50%, 09/01/30 ................. 5,862 4,840,370
2.38%, 07/15/31 ................. 5,019 3,712,681
3.63%, 03/15/32
(b)
................ 2,381 1,926,318
3.50%, 07/15/51 ................. 2,889 1,788,781
Humana, Inc., 4.88%, 04/01/30 ........ 1,163 1,115,513
UnitedHealth Group, Inc.
3.38%, 04/15/27 ................. 798 751,544
4.63%, 11/15/41 ................. 1,189 1,060,377
4.20%, 01/15/47 ................. 953 787,765
32,212,799
Household Products — 0.0%
Clorox Co. (The), 1.80%, 05/15/30 ...... 40 30,860
Insurance — 0.2%
American International Group, Inc.
4.75%, 04/01/48 ................. 1,021 875,449
Security
Par (000)
Par (000) Value
Insurance (continued)
4.38%, 06/30/50 ................. USD 687 $ 549,754
Aon Corp.
4.50%, 12/15/28 ................. 2,016 1,901,183
3.75%, 05/02/29 ................. 938 843,697
2.80%, 05/15/30 ................. 971 805,054
Berkshire Hathaway Finance Corp., 2.50%,
01/15/51 ..................... 933 553,580
Hartford Financial Services Group, Inc. (The)
5.95%, 10/15/36 ................. 228 222,806
3.60%, 08/19/49 ................. 86 61,567
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30 1,547 1,227,489
7,040,579
Interactive Media & Services — 0.0%
Meta Platforms, Inc., 4.45%, 08/15/52
(b)
... 755 616,142
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
2.50%, 06/03/50 ................. 2,333 1,456,571
3.95%, 04/13/52 ................. 707 579,893
4.25%, 08/22/57 ................. 146 121,465
2,157,929
IT Services — 0.6%
Broadridge Financial Solutions, Inc., 3.40%,
06/27/26 ..................... 364 338,619
DXC Technology Co., 2.38%, 09/15/28 .... 541 441,923
Fidelity National Information Services, Inc.,
1.00%, 12/03/28 ................ EUR 2,131 1,712,037
Fiserv, Inc., 3.50%, 07/01/29 .......... USD 1,773 1,542,579
Global Payments, Inc.
1.20%, 03/01/26 ................. 2,326 2,001,860
4.80%, 04/01/26 ................. 2,145 2,070,933
2.15%, 01/15/27 ................. 1,839 1,573,620
4.95%, 08/15/27 ................. 568 541,157
4.45%, 06/01/28 ................. 390 356,536
3.20%, 08/15/29 ................. 6,704 5,585,926
5.30%, 08/15/29 ................. 2,020 1,899,699
2.90%, 05/15/30 ................. 400 318,850
5.95%, 08/15/52 ................. 905 797,338
International Business Machines Corp.
4.25%, 05/15/49 ................. 1,045 827,835
3.43%, 02/09/52 ................. 1,225 836,362
20,845,274
Leisure Products — 0.0%
Hasbro, Inc., 3.90%, 11/19/29 ......... 627 548,385
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
2.75%, 09/15/29 ................. 820 688,846
2.10%, 06/04/30 ................. 2,046 1,604,245
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 1,196 942,778
3,235,869
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 2,985 2,940,163
Otis Worldwide Corp., 2.57%, 02/15/30 ... 478 390,968
3,331,131
Media — 1.1%
Charter Communications Operating LLC
4.40%, 04/01/33 ................. 1,352 1,119,547
6.48%, 10/23/45 ................. 3,644 3,208,859
5.38%, 05/01/47 ................. 3,700 2,862,067
4.80%, 03/01/50 ................. 1,231 888,031
3.70%, 04/01/51 ................. 493 298,783
3.90%, 06/01/52 ................. 2,740 1,696,366
6.83%, 10/23/55 ................. 1,104 1,005,176

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
3.85%, 04/01/61 ................. USD 1,940 $ 1,132,574
4.40%, 12/01/61 ................. 805 512,843
3.95%, 06/30/62 ................. 3,007 1,783,129
Comcast Corp.
2.65%, 02/01/30 ................. 4,042 3,388,397
3.40%, 04/01/30 ................. 1,551 1,364,131
1.95%, 01/15/31 ................. 1,216 945,179
1.50%, 02/15/31 ................. 3,489 2,619,082
4.25%, 01/15/33 ................. 1,544 1,398,394
4.20%, 08/15/34 ................. 1,060 928,499
3.40%, 07/15/46 ................. 1,090 769,112
3.97%, 11/01/47 ................. 725 554,339
Cox Communications, Inc.
(b)
3.15%, 08/15/24 ................. 2,304 2,205,577
3.60%, 06/15/51 ................. 1,198 799,093
Discovery Communications LLC, 1.90%,
03/19/27 ..................... EUR 2,645 2,203,408
Grupo Televisa SAB, 6.63%, 01/15/40 .... USD 148 144,975
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ..................... 806 736,729
Omnicom Group, Inc., 2.45%, 04/30/30 ... 409 328,316
Paramount Global
4.38%, 03/15/43 ................. 236 157,258
5.85%, 09/01/43 ................. 1,322 1,053,911
Time Warner Cable LLC
6.55%, 05/01/37 ................. 674 608,143
5.88%, 11/15/40 ................. 994 818,275
35,530,193
Metals & Mining — 0.4%
Anglo American Capital plc
(b)
4.75%, 04/10/27 ................. 1,434 1,355,524
4.50%, 03/15/28 ................. 399 366,531
2.25%, 03/17/28 ................. 910 740,895
3.88%, 03/16/29 ................. 987 845,612
5.63%, 04/01/30 ................. 1,911 1,815,211
2.63%, 09/10/30 ................. 2,297 1,751,893
2.88%, 03/17/31 ................. 490 378,158
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 1,162 903,310
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.. 380 343,900
Fresnillo plc, 4.25%, 10/02/50
(d)
........ 834 571,968
Glencore Funding LLC
(b)
2.50%, 09/01/30 ................. 698 533,780
2.85%, 04/27/31 ................. 1,275 986,462
GUSAP III LP, 4.25%, 01/21/30
(d)
....... 259 225,783
Industrias Penoles SAB de CV, 5.65%,
09/12/49
(d)
.................... 459 377,183
Newmont Corp.
2.80%, 10/01/29 ................. 781 646,520
2.60%, 07/15/32 ................. 1,129 860,802
Nucor Corp.
3.95%, 05/01/28 ................. 1,492 1,372,174
2.70%, 06/01/30 ................. 550 451,821
14,527,527
Multi-Utilities — 0.1%
Ameren Illinois Co.
3.80%, 05/15/28 ................. 430 400,421
3.25%, 03/15/50 ................. 811 562,335
Consumers Energy Co.
3.75%, 02/15/50 ................. 1,096 844,223
3.10%, 08/15/50 ................. 1,786 1,206,932
4.20%, 09/01/52 ................. 500 414,586
3,428,497
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 3.2%
Boardwalk Pipelines LP, 3.40%, 02/15/31 .. USD 654 $ 526,061
BP Capital Markets America, Inc., 3.00%,
02/24/50 ..................... 681 441,725
Cameron LNG LLC
(b)
2.90%, 07/15/31 ................. 885 728,934
3.30%, 01/15/35 ................. 5,038 3,962,346
3.40%, 01/15/38 ................. 1,710 1,358,807
Cenovus Energy, Inc., 6.75%, 11/15/39 ... 232 230,371
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 ................. 5,195 5,283,585
5.88%, 03/31/25 ................. 778 781,112
5.13%, 06/30/27 ................. 5,937 5,748,294
3.70%, 11/15/29 ................. 235 203,796
2.74%, 12/31/39 ................. 2,987 2,154,305
Devon Energy Corp.
8.25%, 08/01/23 ................. 300 307,051
5.25%, 10/15/27 ................. 526 527,001
5.88%, 06/15/28 ................. 84 83,854
4.50%, 01/15/30 ................. 423 385,019
4.75%, 05/15/42 ................. 2,959 2,409,580
5.00%, 06/15/45 ................. 2 1,664
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 4,846 4,469,134
3.50%, 12/01/29 ................. 9,122 7,873,547
3.13%, 03/24/31 ................. 2,831 2,296,313
4.40%, 03/24/51 ................. 3,715 2,798,462
4.25%, 03/15/52 ................. 1,751 1,278,288
EIG Pearl Holdings SARL, 4.39%, 11/30/46
(b)
923 646,100
Energy Transfer LP
4.50%, 11/01/23 ................. 725 718,643
3.90%, 05/15/24
(c)
................ 2,971 2,896,590
5.95%, 12/01/25 ................. 1,740 1,745,695
6.50%, 02/01/42 ................. 182 169,373
6.10%, 02/15/42 ................. 541 472,722
5.15%, 02/01/43 ................. 227 179,224
5.30%, 04/15/47 ................. 1,780 1,420,001
5.00%, 05/15/50 ................. 3,251 2,540,975
Enterprise Products Operating LLC
4.15%, 10/16/28 ................. 1,377 1,280,213
3.13%, 07/31/29 ................. 1,476 1,271,376
2.80%, 01/31/30 ................. 609 508,570
4.85%, 08/15/42 ................. 228 193,230
4.85%, 03/15/44 ................. 417 349,850
3.30%, 02/15/53 ................. 954 620,642
EQT Corp., 5.70%, 04/01/28 .......... 365 357,828
Hess Corp., 7.13%, 03/15/33 .......... 660 690,081
Kinder Morgan Energy Partners LP
6.50%, 02/01/37 ................. 706 680,730
4.70%, 11/01/42 ................. 555 433,431
5.00%, 03/01/43 ................. 940 751,807
5.50%, 03/01/44 ................. 1,278 1,062,340
5.40%, 09/01/44 ................. 534 452,400
Marathon Petroleum Corp., 5.00%, 09/15/54 529 425,379
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 2,110 1,964,595
3.25%, 07/15/31 ................. 4,497 3,521,325
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 3,271 3,038,280
Sabine Pass Liquefaction LLC
5.63%, 04/15/23
(c)
................ 1,205 1,205,637
5.75%, 05/15/24 ................. 6,544 6,567,958
5.63%, 03/01/25 ................. 9,407 9,397,712
5.88%, 06/30/26 ................. 2,204 2,205,711
Suncor Energy, Inc., 6.50%, 06/15/38 .... 683 673,363
Targa Resources Corp.
5.20%, 07/01/27 ................. 333 320,338

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.95%, 04/15/52 ................. USD 503 $ 387,009
6.25%, 07/01/52 ................. 925 840,308
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 3,420 3,069,121
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 ................. 3,272 3,475,240
4.00%, 03/15/28 ................. 3,205 2,939,551
3.25%, 05/15/30 ................. 1,176 994,211
4.60%, 03/15/48 ................. 386 318,021
3.95%, 05/15/50 ................. 466 344,130
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28
(d)
............... 281 250,231
Williams Cos., Inc. (The), 3.50%, 10/15/51 . 1,515 1,008,104
106,237,294
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31 .... 165 200,868
Suzano Austria GmbH
5.00%, 01/15/30 ................. 619 535,234
3.75%, 01/15/31 ................. 295 230,100
Series DM3N, 3.13%, 01/15/32 ....... 568 406,475
1,372,677
Pharmaceuticals — 0.3%
Merck & Co., Inc., 2.35%, 06/24/40 ...... 168 112,846
Merck Sharp & Dohme Corp., 5.75%, 11/15/36 569 593,209
Pfizer, Inc., 1.75%, 08/18/31 .......... 2,927 2,284,286
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 ................. 1,814 1,756,005
2.05%, 03/31/30 ................. 5,391 4,261,506
9,007,852
Professional Services — 0.0%
Equifax, Inc., 3.10%, 05/15/30 ......... 541 449,128
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC
4.38%, 09/01/42 ................. 727 624,563
4.05%, 06/15/48 ................. 555 453,711
3.30%, 09/15/51 ................. 1,423 1,013,324
4.45%, 01/15/53 ................. 575 498,324
CSX Corp.
4.30%, 03/01/48 ................. 444 365,725
4.50%, 03/15/49 ................. 785 664,562
3.35%, 09/15/49 ................. 749 527,009
4.50%, 11/15/52 ................. 228 191,507
4.25%, 11/01/66 ................. 408 310,079
Norfolk Southern Corp.
2.30%, 05/15/31 ................. 40 32,029
3.00%, 03/15/32 ................. 3,159 2,641,434
3.05%, 05/15/50 ................. 999 651,035
4.55%, 06/01/53 ................. 592 501,836
3.16%, 05/15/55 ................. 2,242 1,433,029
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 1,060 1,010,271
1.20%, 11/15/25 ................. 1,773 1,540,428
1.70%, 06/15/26 ................. 1,398 1,202,277
Union Pacific Corp.
3.84%, 03/20/60 ................. 3,152 2,340,499
3.55%, 05/20/61 ................. 547 380,799
2.97%, 09/16/62 ................. 1,712 1,036,396
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 1,218 1,159,882
18,578,719
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc., 2.75%, 06/01/50 ... 542 352,756
Broadcom Corp., 3.50%, 01/15/28 ...... 426 377,179
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.
(b)
1.95%, 02/15/28 ................. USD 386 $ 316,288
4.15%, 04/15/32 ................. 1,295 1,083,071
3.42%, 04/15/33 ................. 10,687 8,156,493
3.19%, 11/15/36 ................. 6,230 4,260,984
4.93%, 05/15/37 ................. 3,147 2,594,926
Intel Corp.
3.73%, 12/08/47 ................. 2,636 1,958,254
3.25%, 11/15/49 ................. 589 390,089
3.05%, 08/12/51 ................. 652 418,570
KLA Corp.
4.10%, 03/15/29 ................. 1,872 1,778,750
3.30%, 03/01/50 ................. 3,175 2,230,160
5.25%, 07/15/62 ................. 1,752 1,610,189
Lam Research Corp.
4.88%, 03/15/49 ................. 1,600 1,475,454
2.88%, 06/15/50 ................. 10 6,520
Micron Technology, Inc., 2.70%, 04/15/32 .. 827 601,821
NXP BV
5.55%, 12/01/28 ................. 344 336,690
4.30%, 06/18/29 ................. 5,312 4,779,140
3.40%, 05/01/30 ................. 2,477 2,073,942
2.50%, 05/11/31 ................. 5,016 3,751,968
2.65%, 02/15/32 ................. 2,358 1,751,994
5.00%, 01/15/33 ................. 1,784 1,587,216
QUALCOMM, Inc., 4.50%, 05/20/52 ..... 357 306,159
TSMC Arizona Corp., 4.25%, 04/22/32 .... 926 856,087
TSMC Global Ltd., 4.63%, 07/22/32
(b)
..... 320 304,525
43,359,225
Software — 0.9%
Autodesk, Inc., 2.40%, 12/15/31 ........ 2,134 1,659,838
Microsoft Corp., 2.53%, 06/01/50 ....... 2,406 1,571,944
Oracle Corp.
3.90%, 05/15/35 ................. 1,976 1,513,785
3.80%, 11/15/37 ................. 2,558 1,855,876
6.13%, 07/08/39 ................. 387 354,574
3.60%, 04/01/40 ................. 6,720 4,560,917
5.38%, 07/15/40 ................. 1,030 858,384
3.65%, 03/25/41 ................. 1,387 942,361
4.13%, 05/15/45 ................. 5,375 3,693,319
4.00%, 07/15/46 ................. 2,444 1,651,708
4.00%, 11/15/47 ................. 109 73,036
3.60%, 04/01/50 ................. 2,462 1,540,480
4.38%, 05/15/55 ................. 1,071 733,060
Roper Technologies, Inc., 2.95%, 09/15/29 . 691 581,719
Salesforce, Inc., 3.05%, 07/15/61 ....... 1,739 1,085,142
ServiceNow, Inc., 1.40%, 09/01/30 ...... 3,012 2,217,617
VMware, Inc.
1.80%, 08/15/28 ................. 416 329,796
2.20%, 08/15/31 ................. 4,586 3,337,990
Workday, Inc., 3.80%, 04/01/32 ........ 615 533,809
29,095,355
Specialty Retail — 0.2%
Home Depot, Inc. (The), 2.75%, 09/15/51 .. 725 460,986
InRetail Consumer, 3.25%, 03/22/28
(b)
.... 635 522,684
Lowe's Cos., Inc.
1.30%, 04/15/28 ................. 1,085 875,838
3.65%, 04/05/29 ................. 2,210 1,991,615
4.50%, 04/15/30 ................. 2,089 1,952,928
5,804,051
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
4.50%, 02/23/36 ................. 334 323,425
3.85%, 05/04/43 ................. 940 788,662

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
2.40%, 08/20/50 ................. USD 2,683 $ 1,665,198
2.80%, 02/08/61 ................. 2,055 1,279,327
4.10%, 08/08/62 ................. 43 35,250
Dell International LLC
4.90%, 10/01/26 ................. 1,362 1,312,056
8.35%, 07/15/46 ................. 66 71,188
3.45%, 12/15/51
(b)
................ 554 314,955
Hewlett Packard Enterprise Co., 6.35%,
10/15/45
(c)
.................... 444 403,080
HP, Inc.
2.65%, 06/17/31 ................. 535 392,583
5.50%, 01/15/33 ................. 1,022 906,943
Seagate HDD Cayman, 4.09%, 06/01/29 .. 252 202,293
Western Digital Corp., 2.85%, 02/01/29 ... 2,940 2,284,792
9,979,752
Thrifts & Mortgage Finance — 0.0%
BPCE SA, 2.70%, 10/01/29
(b)
.......... 1,001 828,774
Tobacco — 0.2%
Altria Group, Inc.
3.13%, 06/15/31 ................. EUR 2,880 2,302,366
3.40%, 02/04/41 ................. USD 1,968 1,240,933
3.88%, 09/16/46 ................. 994 628,495
BAT Capital Corp., 5.28%, 04/02/50 ..... 863 636,087
Philip Morris International, Inc., 1.45%,
08/01/39 ..................... EUR 2,600 1,427,269
Reynolds American, Inc., 5.85%, 08/15/45 .. USD 1,002 785,960
7,021,110
Trading Companies & Distributors — 0.1%
United Rentals North America, Inc., 3.88%,
11/15/27 ..................... 1,880 1,682,309
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 5,525 4,778,304
4.30%, 02/15/48 ................. 466 352,067
4.55%, 03/15/52
(b)
................ 2,557 2,039,390
T-Mobile USA, Inc.
2.63%, 04/15/26 ................. 527 477,578
2.63%, 02/15/29 ................. 2,068 1,707,424
3.88%, 04/15/30 ................. 5,262 4,667,476
2.88%, 02/15/31 ................. 3,642 2,934,869
Vodafone Group plc, 7.88%, 02/15/30 .... 507 554,469
17,511,577
Total Corporate Bonds — 28.7%
(Cost: $1,114,729,473) ........................... 948,527,028
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo , 3.75%
,
08/05/26
(d)
..................... 308 274,851
Colombia — 0.0%
Ecopetrol SA
4.13%, 01/16/25 ................. 615 560,150
6.88%, 04/29/30 ................. 1,358 1,140,720
Empresas Publicas de Medellin ESP
(b)
4.25%, 07/18/29 ................. 276 197,685
4.38%, 02/15/31 ................. 255 177,384
2,075,939
Mexico — 0.1%
Petroleos Mexicanos
4.88%, 01/18/24 ................. 308 297,528
Series 13-2, 7.19%, 09/12/24 ........ MXN 72 320,277
Security
Par (000)
Par (000) Value
Mexico (continued)
6.88%, 10/16/25 ................. USD 371 $ 348,091
8.75%, 06/02/29
(b)
................ 1,078 914,241
6.70%, 02/16/32 ................. 507 354,089
5.50%, 06/27/44 ................. 167 87,174
6.75%, 09/21/47 ................. 228 126,540
2,447,940
Total Foreign Agency Obligations — 0.1%
(Cost: $5,648,776) .............................. 4,798,730
Foreign Government Obligations
Colombia — 0.0%
Republic of Colombia
4.50%, 03/15/29 ................. 963 788,637
7.00%, 03/26/31 ................. COP 2,581,000 395,956
7.25%, 10/18/34 ................. 2,248,000 323,022
4.13%, 02/22/42 ................. USD 200 113,000
4.13%, 05/15/51 ................. 284 151,550
1,772,165
Indonesia — 0.1%
Republic of Indonesia
2.85%, 02/14/30 ................. 298 254,659
3.05%, 03/12/51 ................. 2,624 1,738,689
1,993,348
Mexico — 0.3%
United Mexican States
2.66%, 05/24/31 ................. 4,749 3,642,483
8.50%, 11/18/38 ................. MXN 339 1,521,771
4.50%, 01/31/50 ................. USD 5,805 4,164,362
9,328,616
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 1,275 1,155,310
4.50%, 04/01/56 ................. 2,439 1,634,587
2,789,897
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 ................. 536 506,286
3.55%, 03/10/51 ................. 2,119 1,408,870
1,915,156
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 3,147 2,864,116
3.20%, 07/06/46 ................. 2,747 1,833,925
4,698,041
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(g)(h)
... RUB 257,079 1,345,181
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. USD 1,813 1,784,747
5.10%, 06/18/50 ................. 1,369 1,246,557
3,031,304
Total Foreign Government Obligations — 0.8%
(Cost: $36,735,225) .............................. 26,873,708

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Municipal Bonds
California - 0.4%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. USD 1,925 $ 2,367,818
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 980 1,102,804
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 2,505 2,758,753
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... 4,110 3,824,413
Series 2009, GO, 7.55%, 04/01/39 ..... 1,300 1,599,201
University of California , Series 2012AD, RB,
4.86%, 05/15/12 ................. 425 353,166
12,006,155
Georgia - 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ 674 708,241
Illinois - 0.2%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 4,725 4,491,489
Massachusetts - 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 230 204,051
New Jersey - 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. 665 809,472
New York - 0.1%
Metropolitan Transportation Authority
Series 2010A, RB, 6.67%, 11/15/39 .... 270 286,144
Series 2010, RB, 6.81%, 11/15/40 ..... 730 791,702
New York City Municipal Water Finance
Authority , Series 2011CC, RB,
5.88%, 06/15/44 ................. 440 477,151
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 320 323,722
Port Authority of New York & New Jersey ,
Series 2014-181, RB, 4.96%, 08/01/46 .. 1,665 1,586,979
3,465,698
Ohio - 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 765 1,008,159
Texas - 0.1%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 1,095 1,138,144
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 1,235 1,290,290
2,428,434
Total Municipal Bonds — 0.8%
(Cost: $29,311,458) .............................. 25,121,699
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
Angel Oak Mortgage Trust
(a)(b)
Series 2020-3, Class A3, 2.87%, 04/25/65 612 562,999
Series 2020-3, Class M1, 3.81%, 04/25/65 880 773,877
Series 2020-4, Class A3, 2.81%, 06/25/65 245 227,524
Angel Oak Mortgage Trust I LLC, Series 2019-
4, Class A3, 3.30%, 07/26/49
(a)(b)
...... 89 88,423
Barclays Mortgage Loan Trust, Series 2022-
NQM1, Class A1, 4.55%, 07/25/52
(a)(b)
... 2,405 2,294,335
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (LIBOR USD 1 Month +
0.54%), 3.62%, 02/25/35
(a)
.......... USD 173 $ 157,439
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 1,283 1,161,408
Series 2020-3, Class A3, 2.38%, 04/27/65 152 143,459
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT1, Class M1, 3.39%,
04/25/65
(a)(b)
.................... 1,020 978,069
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3, 2.86%, 05/25/65
(b)
.... 2,000 1,921,616
GCAT Trust, Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(b)(c)
............... 2,441 2,366,663
Homeward Opportunities Fund I Trust
(a)(b)
Series 2020-2, Class A2, 2.63%, 05/25/65 1,733 1,681,893
Series 2020-2, Class A3, 3.20%, 05/25/65 1,237 1,170,580
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b)(c)
... 2,388 2,317,308
JPMorgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 .................... 19,614 15,575,599
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 .................... 10,877 9,303,409
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 .................... 4,034 2,725,455
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 .................... 2,266 1,776,866
MFA Trust
(b)
Series 2020-NQM1, Class A3, 2.30%,
08/25/49
(a)
................... 403 390,170
Series 2022-NQM3, Class A1, 5.57%,
09/25/67
(c)
................... 2,035 2,023,914
Morgan Stanley Residential Mortgage Loan
Trust, Series 2014-1A, Class B3, 3.72%,
06/25/44
(a)(b)
.................... 121 115,502
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 2.90%, 04/16/36
(a)(b)
........ 2,015 1,890,531
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 3.86%,
11/25/34
(a)
..................... 249 236,453
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 212 202,947
OBX Trust, Series 2022-NQM7, Class A1,
5.11%, 08/25/62
(b)(c)
............... 1,617 1,566,335
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 344 330,818
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 .................... 299 247,130
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 .................... 332 309,281
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 .................... 2,410 2,348,847
Residential Mortgage Loan Trust
(a)(b)
Series 2020-2, Class A2, 2.51%, 05/25/60 1,500 1,453,003
Series 2020-2, Class M1, 3.57%, 05/25/60 1,680 1,627,773
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 09/25/67
(b)(c)
........ 509 493,409
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................ 93 91,983
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
................... 3,000 2,823,352
Series 2020-4, Class A3, 2.32%, 05/25/65
(c)
572 547,510

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
USD 670 $ 628,216
Series 2020-5, Class M1, 2.60%, 05/25/65
(a)
1,700 1,447,739
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
................... 902 861,857
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
................... 1,000 959,547
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
.................... 2,000 1,772,512
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a)(b)
........ 587 552,436
68,148,187
Commercial Mortgage-Backed Securities — 5.0%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%, 08/10/35 100 89,620
Series 2015-1211, Class D, 4.28%, 08/10/35 1,131 991,632
280 Park Avenue Mortgage Trust, Series
2017-280P, Class D, (LIBOR USD 1 Month
+ 1.54%), 4.24%, 09/15/34
(a)(b)
........ 640 601,385
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 5.92%,
04/15/34
(a)(b)
.................... 587 538,932
Arbor Multifamily Mortgage Securities Trust
(b)( i )
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 745,200
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 386,940
AREIT LLC, Series 2022-CRE7, Class A, (1
Month CME Term SOFR + 2.24%), 5.26%,
06/17/39
(a)(b)
.................... 918 906,541
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
4.92%, 04/15/35
(a)(b)
............... 174 162,981
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (LIBOR USD 1 Month + 1.95%),
4.77%, 12/15/36
(a)(b)
............... 4,050 3,755,163
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 3.82%, 11/15/33 ... 1,480 1,394,044
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 4.32%, 11/15/32 ... 1,450 1,275,797
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 4.82%, 11/15/32 ... 1,490 1,240,849
Series 2018-DSNY, Class C, (LIBOR USD 1
Month + 1.35%), 4.17%, 09/15/34 ... 1,000 952,132
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 4.52%, 09/15/34 ... 830 785,416
BANK
Series 2019-BN21, Class A5, 2.85%,
10/17/52 .................... 251 214,861
Series 2021-BN33, Class A5, 2.56%,
05/15/64 .................... 3,543 2,891,487
Series 2021-BN35, Class A5, 2.29%,
06/15/64 .................... 1,280 1,014,337
Series 2021-BN37, Class A5, 2.62%,
11/15/64
(a)
................... 325 264,051
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 3.56%, 11/25/35 ... 224 204,133
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 3.53%, 01/25/36 ... 1,597 1,447,635
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 3.43%, 12/25/36 ... 341 312,453
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 2,000 1,801,567
Series 2018-TALL, Class A, (LIBOR USD 1
Month + 0.72%), 3.54%, 03/15/37
(a)(b)
. 232 218,342
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-C16, Class A5, 4.60%,
06/15/55
(a)
................... USD 394 $ 375,913
Series 2022-C17, Class A5, 4.44%,
09/15/55 .................... 156 146,979
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 827 767,518
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
............... 260 229,222
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.19%, 04/10/51
(a)
(b)
......................... 30 21,972
Series 2018-B5, Class A3, 3.94%, 07/15/51 1,110 1,028,155
Series 2021-B29, Class A5, 2.39%, 09/15/54 576 459,541
Series 2022-B35, Class A5, 4.59%,
05/15/55
(a)
................... 600 567,224
BOCA Commercial Mortgage Trust, Series
2022-BOCA, Class A, (1 Month CME Term
SOFR + 1.77%), 4.61%, 05/15/39
(a)(b)
... 472 461,931
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 419 397,104
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,554,201
Series 2013-1515, Class E, 3.72%, 03/10/33 100 87,839
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 4.27%, 10/15/36
(a)
.. 3,604 3,486,222
Series 2020-VIV2, Class C, 3.66%,
03/09/44
(a)
................... 1,450 1,143,509
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
................... 180 150,121
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,938 2,372,844
Series 2021-SOAR, Class D, (LIBOR USD 1
Month + 1.40%), 4.22%, 06/15/38
(a)
.. 2,114 1,986,843
Series 2021-VINO, Class D, (LIBOR USD 1
Month + 1.35%), 4.17%, 05/15/38
(a)
.. 3,600 3,365,417
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
................... 2,214 1,788,172
Series 2022-CSMO, Class C, (1 Month CME
Term SOFR + 3.89%), 6.73%, 06/15/27
(a)
322 317,165
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 71 59,142
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
................... 1,832 1,495,228
Series 2021-ARIA, Class D, (LIBOR USD 1
Month + 1.90%), 4.71%, 10/15/36
(a)
.. 1,604 1,487,464
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 5.72%, 06/15/36
(a)
.. 2,110 1,978,845
Series 2022-GPA, Class A, (1 Month CME
Term SOFR + 2.17%), 4.66%, 10/15/39
(a)
3,610 3,588,660
Series 2022-GPA, Class D, (1 Month CME
Term SOFR + 4.06%), 6.56%, 10/15/39
(a)
360 354,228
Series 2022-LBA6, Class D, (1 Month CME
Term SOFR + 2.00%), 4.85%, 01/15/39
(a)
530 499,747
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 210 173,196
Series 2017-GM, Class D, 3.54%, 06/13/39 140 115,330
Series 2021-601L, Class D, 2.87%, 01/15/44 1,052 701,564
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 4.57%, 12/15/37
(a)(b)
......... 815 783,883
Cassia SRL, Series 2022-1A, Class A,
(EURIBOR 3 Month + 2.50%), 2.89%,
05/22/34
(a)(b)
.................... EUR 1,468 1,377,924

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%,
02/10/50 .................... USD 280 $ 260,823
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
................... 446 396,482
Series 2018-CD7, Class C, 5.01%,
08/15/51
(a)
................... 4,250 3,731,875
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 104,552
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 601,094
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 410 405,568
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 840 822,029
CHC Commercial Mortgage Trust, Series
2019-CHC, Class B, (LIBOR USD 1 Month +
1.50%), 4.32%, 06/15/34
(a)(b)
......... 1,600 1,551,996
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.63%,
05/10/35
(a)(b)
.................. 245 233,669
Series 2014-GC19, Class C, 5.26%,
03/10/47
(a)
................... 120 117,139
Series 2015-GC27, Class B, 3.77%,
02/10/48 .................... 240 224,228
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
......................... 110 92,558
Series 2017-C4, Class A4, 3.47%, 10/12/50 290 266,031
Series 2018-C6, Class A4, 4.41%, 11/10/51 460 440,088
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
................... 1,800 1,770,299
Cold Storage Trust, Series 2020-ICE5, Class
A, (LIBOR USD 1 Month + 0.90%), 3.72%,
11/15/37
(a)(b)
.................... 1,014 988,130
Commercial Mortgage Trust
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
.................. 490 450,708
Series 2014-CR15, Class C, 4.82%,
02/10/47
(a)
................... 423 410,151
Series 2014-CR18, Class A4, 3.55%,
07/15/47 .................... 108 104,935
Series 2014-CR21, Class A3, 3.53%,
12/10/47 .................... 302 290,818
Series 2015-CR24, Class B, 4.49%,
08/10/48
(a)
................... 1,232 1,156,399
Series 2015-LC23, Class A4, 3.77%,
10/10/48 .................... 200 190,889
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
.................. 440 343,172
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2019-ICE4, Class B, (LIBOR USD 1
Month + 1.23%), 4.05%, 05/15/36 ... 2,658 2,605,262
Series 2020-NET, Class D, 3.83%, 08/15/37 600 533,180
Series 2021-980M, Class D, 3.65%,
07/15/31 .................... 5,810 4,827,443
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 270 257,216
Series 2015-C4, Class D, 3.71%, 11/15/48
(a)
1,270 1,087,809
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 475,872
Series 2016-C5, Class C, 4.80%, 11/15/48
(a)
1,410 1,292,291
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(a)
................... 90 84,819
Series 2018-CX12, Class C, 4.90%,
08/15/51
(a)
................... 268 235,339
Series 2019-C15, Class A4, 4.05%,
03/15/52 .................... 870 806,273
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
................... USD 649 $ 538,526
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
................... 2,849 1,924,522
Series 2020-C19, Class A3, 2.56%,
03/15/53 .................... 1,415 1,168,684
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.90%,
11/10/32
(a)
................... 370 338,353
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 3.77%, 12/15/30
(a)
.. 530 525,433
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 194,490
Series 2022-NWPT, Class A, (1 Month CME
Term SOFR + 3.14%), 5.99%, 09/15/35
(a)
1,017 1,008,830
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (LIBOR USD 1 Month + 0.98%), 3.80%,
06/15/33
(a)(b)
.................... 610 577,866
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 .............. 240 223,392
DBUBS Mortgage Trust
(b)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 .................... 531 500,945
Series 2017-BRBK, Class D, 3.65%,
10/10/34
(a)
................... 360 326,672
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (LIBOR USD 1
Month + 1.38%), 4.20%, 07/15/38 ... 5,556 5,346,982
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 5.07%, 07/15/38 ... 2,079 1,990,633
GCT Commercial Mortgage Trust
(a)(b)
Series 2021-GCT, Class A, (LIBOR USD 1
Month + 0.80%), 3.62%, 02/15/38 ... 410 395,455
Series 2021-GCT, Class C, (LIBOR USD 1
Month + 1.70%), 4.52%, 02/15/38 ... 2,060 1,958,448
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 800 778,607
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 .................... 570 538,644
Series 2022-ECI, Class A, (1 Month CME
Term SOFR + 2.19%), 5.04%, 08/15/39
(a)
980 971,410
Series 2022-SHIP, Class A, (1 Month CME
Term SOFR + 0.73%), 3.58%, 08/15/36
(a)
1,070 1,051,977
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
.................. 380 378,489
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
................... 400 380,314
Series 2015-GC32, Class C, 4.56%,
07/10/48
(a)
................... 170 156,070
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 150 142,561
Series 2019-GSA1, Class C, 3.93%,
11/10/52
(a)
................... 110 87,290
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 1,890 1,804,942
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1 Month CME Term SOFR +
2.25%), 4.49%, 10/15/39
(a)(b)
......... 1,830 1,824,326
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 440 421,034
Series 2017-APTS, Class DFX, 3.61%,
06/15/34
(a)
................... 730 677,925

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
INTOWN Mortgage Trust, Series 2022-STAY,
Class A, (1 Month CME Term SOFR +
2.49%), 5.33%, 08/15/37
(a)(b)
......... USD 1,079 $ 1,066,839
JPMBB Commercial Mortgage Securities
Trust
(a)
Series 2014-C22, Class B, 4.70%, 09/15/47 882 831,685
Series 2015-C33, Class D1, 4.27%,
12/15/48
(b)
................... 553 471,924
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6, Class A5, 3.49%, 07/15/50 270 249,919
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 77,221
Series 2019-COR5, Class A3, 3.12%,
06/13/52 .................... 390 344,468
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class A4, 4.21%, 06/15/51 200 188,539
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2015-JP1, Class C, 4.88%,
01/15/49
(a)
................... 730 663,834
Series 2018-AON, Class A, 4.13%,
07/05/31
(b)
................... 413 403,363
Series 2018-PHH, Class A, (LIBOR USD 1
Month + 1.21%), 4.03%, 06/15/35
(a)(b)
. 1,832 1,777,960
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 5.59%, 10/15/33
(a)(b)
. 1,300 1,221,253
Series 2021-MHC, Class D, (LIBOR USD 1
Month + 1.70%), 4.52%, 04/15/38
(a)(b)
. 1,550 1,464,518
Series 2022-NXSS, Class A, (1 Month CME
Term SOFR + 2.18%), 5.13%, 08/15/39
(a)
(b)
......................... 1,472 1,461,211
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
.................. 790 619,844
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
............. 300 274,735
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C23, Class A4, 3.72%,
07/15/50 .................... 248 237,314
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
.................. 116 100,020
Series 2015-C25, Class B, 4.68%,
10/15/48
(a)
................... 620 584,946
Series 2015-C25, Class C, 4.68%,
10/15/48
(a)
................... 320 295,372
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 3,302 2,959,691
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
71 61,470
Series 2017-HR2, Class D, 2.73%, 12/15/50 1,360 970,273
Series 2018-H3, Class A5, 4.18%, 07/15/51 37 34,772
Series 2018-H4, Class C, 5.24%, 12/15/51
(a)
150 131,980
Series 2018-L1, Class A3, 4.14%, 10/15/51 120 112,387
Series 2018-MP, Class A, 4.42%, 07/11/40
(a)
(b)
......................... 3,761 3,328,929
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 3.72%, 07/15/35
(a)(b)
. 300 293,408
Series 2019-L2, Class A4, 4.07%, 03/15/52 347 322,420
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1 Month CME Term SOFR +
1.40%), 4.24%, 03/15/39
(a)(b)
......... 1,178 1,145,633
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 3.77%, 06/15/35
(a)
.. 100 96,509
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 802,992
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 243,521
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
.......... 920 862,468
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1
Month CME Term SOFR + 2.25%), 5.27%,
01/19/37
(a)(b)
.................... USD 3,142 $ 3,105,697
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (Sterling Overnight
Index Average + 2.22%), 4.41%, 05/17/29
(a)
(b)
........................... GBP 252 274,400
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(a)(b)
.................... USD 460 350,800
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 3,398 2,722,815
SMRT, Series 2022-MINI, Class D, (1 Month
CME Term SOFR + 1.95%), 4.80%,
01/15/39
(a)(b)
.................... 4,049 3,795,604
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1 Month CME
Term SOFR + 2.19%), 5.03%, 05/15/37
(a)(b)
1,330 1,298,723
Taurus UK DAC, Series 2021-UK4A, Class D,
(Sterling Overnight Index Average + 2.10%),
4.29%, 08/17/31
(a)(b)
............... GBP 744 765,298
TPGI Trust, Series 2021-DGWD, Class D,
(LIBOR USD 1 Month + 1.50%), 4.32%,
06/15/26
(a)(b)
.................... USD 3,400 3,169,957
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
...... 1,160 1,057,525
VMC Finance LLC, Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.10%), 4.09%,
06/16/36
(a)(b)
.................... 3,442 3,387,035
VNDO Trust, Series 2016-350P, Class D,
4.03%, 01/10/35
(a)(b)
............... 710 596,095
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (LIBOR USD
1 Month + 1.42%), 3.80%, 01/15/59
(a)
. 639 637,863
Series 2016-C34, Class A3FL, (LIBOR USD
1 Month + 1.04%), 3.98%, 06/15/49
(a)(b)
390 378,522
Series 2017-C42, Class B, 4.00%,
12/15/50
(a)
................... 1,500 1,326,336
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 3.62%, 12/13/31
(a)(b)
. 501 493,889
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(b)
.................. 110 96,789
Series 2018-C45, Class C, 4.73%, 06/15/51 309 269,430
Series 2018-C46, Class B, 4.63%, 08/15/51 429 385,988
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
................... 766 700,417
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,509,928
Series 2019-C49, Class C, 4.87%,
03/15/52
(a)
................... 1,270 1,103,574
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,319,425
Series 2020-SDAL, Class D, (LIBOR USD 1
Month + 2.09%), 4.91%, 02/15/37
(a)(b)
. 720 680,248
Series 2021-FCMT, Class D, (LIBOR USD 1
Month + 3.50%), 6.32%, 05/15/31
(a)(b)
. 1,890 1,767,600
165,805,934
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.27%, 06/05/37
(b)
......... 11,000 82,805
BANK
Series 2019-BN20, Class XB, 0.47%,
09/15/62 .................... 8,371 178,181
Series 2021-BN33, Class XA, 1.17%,
05/15/64 .................... 12,276 740,368
Series 2021-BN33, Class XB, 0.59%,
05/15/64 .................... 81,230 2,913,996

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Bank of America Merrill Lynch Commercial
Mortgage Trust
Series 2017-BNK3, Class XB, 0.74%,
02/15/50 .................... USD 4,185 $ 95,453
Series 2017-BNK3, Class XD, 1.39%,
02/15/50
(b)
................... 2,000 92,578
BBCMS Trust, Series 2015-SRCH, Class XA,
1.08%, 08/10/35
(b)
................ 6,856 227,127
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................ 65,905 759,858
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.20%, 03/15/52 3,031 148,528
Series 2020-B17, Class XB, 0.65%,
03/15/53 .................... 1,560 46,505
Series 2021-B23, Class XA, 1.38%,
02/15/54 .................... 5,776 401,269
Series 2021-B24, Class XA, 1.27%,
03/15/54 .................... 19,400 1,226,914
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 19,914 175,639
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.85%, 05/10/58 ... 2,030 45,722
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)
.. 10,100 525,631
Commercial Mortgage Trust
Series 2013-CR6, Class XA, 1.12%,
03/10/46 .................... 13,926 365
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
................... 40,878 83,264
Series 2018-COR3, Class XD, 1.75%,
05/10/51
(b)
................... 770 56,787
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.26%,
11/15/50 .................... 3,170 34,982
Series 2019-C16, Class XA, 1.71%,
06/15/52 .................... 6,715 515,294
Series 2019-C17, Class XA, 1.50%,
09/15/52 .................... 2,056 131,041
Series 2019-C17, Class XB, 0.70%,
09/15/52 .................... 4,040 129,311
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.43%, 04/10/37
(b)
.......... 5,975 104,059
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50 .............. 3,040 111,718
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.95%,
11/10/52 .................... 5,333 232,511
Series 2020-GSA2, Class XA, 1.84%,
12/12/53
(b)
................... 4,086 389,162
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.96%,
09/15/47 ...................... 852 9,660
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 43,762
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-LC11, Class XB, 0.65%,
04/15/46 .................... 4,040 11,258
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
................... 4,330 102,280
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP, Class XA, 1.33%,
02/15/36
(b)
..................... 2,840 135,975
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.31%,
06/15/50
(b)
................... USD 3,030 $ 241,077
Series 2019-H6, Class XB, 0.87%, 06/15/52 5,210 207,612
Series 2019-L2, Class XA, 1.17%, 03/15/52 2,010 99,074
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.51%, 05/10/39
(b)
...... 10,700 170,343
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 17,050 488
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32
( i )
.................... 3,410 8,968
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.61%,
10/15/52 .................... 6,690 484,766
Series 2019-C18, Class XA, 1.16%,
12/15/52 .................... 7,161 340,665
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
................... 1,180 45,930
Series 2019-C50, Class XA, 1.60%,
05/15/52 .................... 12,492 817,407
12,168,333
Total Non-Agency Mortgage-Backed Securities — 7.4%
(Cost: $276,893,487) ............................. 246,122,454
Beneficial Interest
(000)
Other Interests
(j)
Capital Markets — 0.0%
(g)(h)(i)
Lehman Brothers Holdings, Inc. ......... 16,030 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
(a)(e)
Capital Trusts — 0.2%
Banks — 0.0%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.88% ........... 1,306 1,119,895
Citigroup, Inc., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.42%),
3.88% ........................ 1,095 902,970
2,022,865
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The), Series F,
(LIBOR USD 3 Month + 3.13%), 4.63% .. 1,089 959,956
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 1,998 1,467,697
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
6.89% ...................... 370 366,581
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ...................... 3,780 3,487,050
6,281,284
Total Preferred Securities — 0.2%
(Cost: $9,711,082) .............................. 8,304,149

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal National Mortgage Association,
6.63%, 11/15/30 ................. USD 1,500 $ 1,751,797
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Series 1591, Class PK, 6.35%, 10/15/23 . 31 31,651
Series 2996, Class MK, 5.50%, 06/15/35 . 3 3,091
Federal National Mortgage Association, Series
2005-29, Class WB, 4.75%, 04/25/35 ... 25 25,064
59,806
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
WI Certificates, Series K151, Class A2,
3.80%, 12/25/32 ................. 1,135 1,058,938
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K80, Class B,
4.38%, 08/25/50
(a)(b)
............... 235 217,508
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32
(a)
............ 2,019 1,979,193
3,255,639
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series KL06, Class XFX, 1.47%, 12/25/29 1,480 100,653
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K120, Class X1, 1.13%, 10/25/30 . 41,174 2,549,068
Series K121, Class X1, 1.12%, 10/25/30 . 3,072 187,363
Series KL05, Class X1P, 1.02%, 06/25/29 13,486 683,352
Government National Mortgage Association
Variable Rate Notes
Series 2013-30, 0.58%, 09/16/53 ...... 888 12,564
Series 2013-78, 0.31%, 10/16/54 ...... 1,132 14,885
Series 2015-22, 0.54%, 03/16/55 ...... 1,024 19,067
Series 2015-37, 0.58%, 10/16/56 ...... 175 4,855
Series 2015-48, 0.91%, 02/16/50 ...... 124 3,169
Series 2016-96, 0.77%, 12/16/57 ...... 787 29,158
3,604,134
Mortgage-Backed Securities — 36.5%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 3,362 3,123,538
3.00%, 09/01/27 - 12/01/46 .......... 4,104 3,798,765
3.50%, 04/01/42 - 01/01/48 .......... 4,341 4,014,178
4.00%, 08/01/40 - 12/01/45 .......... 1,692 1,611,324
4.50%, 02/01/39 - 04/01/49 .......... 13,361 13,028,650
5.00%, 07/01/35 - 11/01/48 .......... 2,053 2,068,034
5.50%, 05/01/36 - 06/01/41 .......... 1,269 1,311,197
6.00%, 11/01/29 - 12/01/32 .......... 3 2,810
Federal National Mortgage Association
4.00%, 01/01/41 ................. 81 77,111
7.00%, 06/01/32 ................. 7 7,428
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 37,068 31,117,164
2.00%, 10/15/52
(k)
................ 18,370 15,294,543
2.50%, 04/20/51 - 07/20/52 .......... 41,904 36,133,193
2.50%, 10/15/52
(k)
................ 14,438 12,403,990
3.00%, 12/20/44 - 01/20/52 .......... 25,048 22,223,479
3.00%, 10/15/52 - 11/15/52
(k)
......... 35,512 31,374,203
3.50%, 01/15/42 - 04/20/48 .......... 9,119 8,458,426
3.50%, 10/15/52 - 11/15/52
(k)
......... 35,457 32,232,958
4.00%, 04/20/39 - 05/20/50 .......... 9,216 8,716,104
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00%, 10/15/52 - 11/15/52
(k)
......... USD 20,490 $ 19,132,699
4.50%, 12/20/39 - 04/20/50 .......... 6,654 6,493,451
4.50%, 10/15/52 - 11/15/52
(k)
......... 3,668 3,509,290
5.00%, 12/15/38 - 07/20/41 .......... 2,277 2,300,828
5.00%, 10/15/52 - 11/15/52
(k)
......... 2,358 2,305,708
5.50%, 03/15/32 - 11/15/33 .......... 2 2,448
6.00%, 12/15/36 ................. 41 41,689
7.50%, 11/15/29 ................. —
(l)
289
Uniform Mortgage-Backed Securities
1.50%, 10/25/37 - 10/25/52
(k)
......... 13,321 11,403,816
1.50%, 11/01/41 - 03/01/51 .......... 48,563 38,417,250
2.00%, 10/01/31 - 03/01/52 .......... 217,963 178,121,984
2.00%, 10/25/37 - 10/25/52
(k)
......... 63,045 53,743,094
2.50%, 09/01/27 - 04/01/52 .......... 149,976 128,542,603
2.50%, 10/25/37 - 10/25/52
(k)
......... 22,467 19,049,085
2.50%, 01/01/52
(m)
................ 35,753 30,234,489
3.00%, 04/01/28 - 08/01/52 .......... 91,346 81,497,479
3.00%, 10/25/52 - 11/25/52
(k)
......... 36,630 31,869,145
3.50%, 08/01/27 - 01/01/51 .......... 64,047 58,809,270
3.50%, 10/25/37 - 10/25/52
(k)
......... 10,823 9,800,693
4.00%, 08/01/33 - 10/01/51 .......... 58,346 55,170,895
4.00%, 10/25/52 - 11/25/52
(k)
......... 157,515 146,148,208
4.50%, 02/01/25 - 12/01/49 .......... 35,098 34,331,502
4.50%, 10/25/52 - 11/25/52
(k)
......... 39,109 37,238,578
5.00%, 11/01/32 - 05/01/49 .......... 3,929 3,914,108
5.00%, 10/25/52 - 11/25/52
(k)
......... 21,393 20,832,826
5.50%, 12/01/31 - 04/01/41 .......... 2,993 3,072,574
6.00%, 07/01/29 - 06/01/41 .......... 4,281 4,496,037
6.50%, 05/01/40 ................. 876 920,065
1,208,397,198
Total U.S. Government Sponsored Agency Securities — 36.8%
(Cost: $1,320,045,174) ........................... 1,217,068,574
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 4,474 4,635,673
4.50%, 08/15/39 ................. 1,764 1,893,888
4.38%, 11/15/39 ................. 1,764 1,862,743
4.63%, 02/15/40 ................. 2,710 2,946,384
1.13%, 05/15/40 - 08/15/40 .......... 27,332 17,005,095
3.88%, 08/15/40 ................. 2,710 2,662,787
1.38%, 11/15/40 ................. 13,666 8,834,322
3.13%, 02/15/43 ................. 6,784 5,831,060
2.88%, 05/15/43 - 11/15/46 .......... 13,320 10,928,798
3.63%, 08/15/43 ................. 6,784 6,325,815
3.75%, 11/15/43 ................. 6,784 6,442,680
2.50%, 02/15/45
(m)(n)
............... 36,899 28,131,163
2.75%, 11/15/47 ................. 35,670 28,533,214
3.00%, 02/15/48
(m)(n)
............... 42,206 35,532,176
2.25%, 08/15/49 - 02/15/52 .......... 8,910 6,513,808
U.S. Treasury Notes
0.13%, 05/31/23 ................. 8,561 8,338,949
2.75%, 05/31/23 ................. 13,062 12,948,218
1.75%, 07/31/24 - 12/31/24 .......... 110,814 105,204,241
2.13%, 07/31/24 - 05/15/25 .......... 27,422 26,168,735
1.50%, 10/31/24 - 02/15/30 .......... 115,480 107,358,582
2.00%, 02/15/25 - 11/15/26 .......... 39,697 36,952,872
0.38%, 04/30/25 - 12/31/25 .......... 102,555 92,480,025
0.75%, 05/31/26 ................. 10,210 9,016,706
2.38%, 05/15/27 - 05/15/29 .......... 20,263 18,527,709
0.50%, 05/31/27 ................. 30,356 25,751,611
2.25%, 08/15/27 ................. 45,063 41,422,755
1.25%, 03/31/28 - 05/31/28 .......... 11,723 10,083,688
2.88%, 08/15/28 - 05/15/32 .......... 4,894 4,577,672

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.13%, 11/15/28 ................. USD 5,507 $ 5,232,726
2.63%, 02/15/29 ................. 8,146 7,506,093
1.63%, 08/15/29 - 05/15/31 .......... 8,327 7,155,431
Total U.S. Treasury Obligations — 20.8%
(Cost: $806,783,163) ............................. 686,805,619
Total Long-Term Investments — 106.9%
(Cost: $3,991,592,869) ........................... 3,537,067,404
Short-Term Securities
Commercial Paper — 0.1%
General Motors Financial Co., Inc., 3.98%
,
02/15/23
(o)
..................... 3,626 3,562,799
Total Commercial Paper — 0.1%
(Cost: $3,572,185) .............................. 3,562,799
Shares
Shares
Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(p)(q)
................. 156,097,271 156,097,271
Total Money Market Funds — 4.7%
(Cost: $156,097,271) ............................. 156,097,271
Total Short-Term Securities — 4.8%
(Cost: $159,669,456) ............................. 159,660,070
Total Options Purchased — 0.2%
(Cost: $3,818,779) .............................. 8,622,186
Total Investments Before Options Written and TBA Sale
Commitments — 111.9%
(Cost: $4,155,081,104 ) ........................... 3,705,349,660
Total Options Written — (0.8)%
(Premium Received — $(16,038,780)) ................. (27,884,327)
Par (000)
Pa r (000)
TBA Sale Commitments
(k)
Mortgage-Backed Securities — (7.9)%
Government National Mortgage Association
2.50% ,  10/15/52 - 11/15/52 .......... (941) (808,271)
3.00% ,  10/15/52 - 11/15/52 .......... (623) (550,249)
3.50% ,  10/15/52 - 11/15/52 .......... (4,919) (4,473,525)
2.00% ,  11/15/52 ................. (606) (504,518)
Uniform Mortgage-Backed Securities
2.00% ,  10/25/37 - 11/25/52 .......... (5,467) (4,626,748)
3.00% ,  10/25/37 - 11/25/52 .......... (38,577) (33,606,550)
3.50% ,  10/25/37 - 11/25/52 .......... (15,933) (14,577,058)
1.50% ,  11/25/37 - 11/25/52 .......... (689) (567,893)
2.50% ,  11/25/37 - 11/25/52 .......... (44,941) (37,655,382)
4.00% ,  10/25/52 - 11/25/52 .......... (142,056) (131,778,257)
4.50% ,  10/25/52 ................. (19,600) (18,670,531)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00% ,  10/25/52 ................. USD (13,904) $ (13,543,436)
Total TBA Sale Commitments — (7.9)%
(Proceeds: $(268,674,655)) ........................ (261,362,418)
Total Investments Net of Options Written and TBA Sale
Commitments — 103.2%
(Cost: $3,870,367,66 9) ........................... 3,416,102,915
Liabilities in Excess of Other Assets — (3.2)% ............ (107,119,722)
Net Assets — 100.0% ..............................
$ 3,308,983,193

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Zero-coupon bond.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)
Represents or includes a TBA transaction.
(l)
Rounds to less than 1,000.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(o)
Rates are discount rates or a range of discount rates as of period end.
(p)
Annualized 7-day yield as of period end.
(q)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 213,787,818 $ — $ (57,690,547)
(a)
$ — $ — $ 156,097,271 156,097,271 $ 759,372 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
40
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 586 12/20/22 $ 74,147 $ (3,398,095)
U.S. Treasury Ultra Bond .................................................... 495 12/20/22 67,660 (3,482,172)
U.S. Treasury 5 Year Note .................................................... 2,523 12/30/22 271,085 (5,356,566)
(12,236,833)
Short Contracts
Euro-BTP ............................................................... 264 12/08/22 28,973 605,924
Euro-Bund .............................................................. 16 12/08/22 2,172 49,236
Euro- Buxl ............................................................... 24 12/08/22 3,449 323,525
Japan 10 Year Bond ........................................................ 68 12/13/22 69,677 119,512
U.S. Treasury 10 Year Note ................................................... 544 12/20/22 60,962 1,667,793
U.S. Treasury 10 Year Ultra Note ............................................... 459 12/20/22 54,406 1,291,919
U.S. Treasury 2 Year Note .................................................... 184 12/30/22 37,779 2,402
3 Month SOFR ........................................................... 680 06/20/23 162,452 151,552
4,211,863
$ (8,024,970)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 4,012,132 USD 740,000 Societe Generale SA 10/17/22 $ 1,282
EUR 760,000 USD 734,396 UBS AG 10/17/22 11,118
GBP 360,000 USD 400,978 Bank of America NA 10/17/22 1,097
USD 500,000 BRL 2,650,375 HSBC Bank plc 10/17/22 10,316
USD 370,000 BRL 1,922,657 Standard Chartered Bank 10/17/22 14,770
USD 490,000 CLP 470,400,000 Barclays Bank plc 10/17/22 4,873
USD 500,000 CLP 470,550,000 Citibank NA 10/17/22 14,718
USD 1,149,926 EUR 1,150,000 Bank of New York Mellon 10/17/22 21,845
USD 370,000 KRW 526,917,000 Citibank NA 10/17/22 3,624
USD 630,000 MXN 12,713,146 BNP Paribas SA 10/17/22 279
USD 510,000 TRY 9,553,560 Citibank NA 10/17/22 4,203
USD 1,020,000 ZAR 18,263,043 Goldman Sachs International 10/17/22 12,203
USD 370,000 ZAR 6,657,219 Morgan Stanley & Co. International plc 10/17/22 2,642
USD 990,000 COP 4,421,559,500 Barclays Bank plc 10/18/22 33,532
USD 2,153,706 COP 9,437,539,000 JPMorgan Chase Bank NA 11/23/22 126,547
USD 6,773,118 MXN 137,497,000 HSBC Bank plc 11/23/22 10,213
EUR 16,600,000 GBP 14,477,939 Deutsche Bank AG 12/21/22 186,793
EUR 1,247,000 USD 1,210,403 Morgan Stanley & Co. International plc 12/21/22 19,464
GBP 4,987,175 EUR 5,492,000 JPMorgan Chase Bank NA 12/21/22 158,705
USD 398,229 AUD 593,000 Morgan Stanley & Co. International plc 12/21/22 18,376
USD 1,006,758 CAD 1,329,000 Deutsche Bank AG 12/21/22 44,286
USD 16,926,726 EUR 16,819,000 Royal Bank of Canada 12/21/22 338,802
USD 33,893,872 EUR 33,664,549 UBS AG 12/21/22 691,840
USD 197,720 GBP 172,000 Bank of America NA 12/21/22 5,437
1,736,965
AUD 940,000 USD 633,007 Bank of New York Mellon 10/17/22 (31,648)
BRL 2,585,450 USD 500,000 Societe Generale SA 10/17/22 (22,312)
CLP 483,000,000 USD 500,000 Citibank NA 10/17/22 (1,879)
EUR 390,000 USD 384,390 Barclays Bank plc 10/17/22 (1,823)
JPY 91,144,691 USD 640,000 Bank of New York Mellon 10/17/22 (9,474)
KRW 1,062,344,000 USD 740,000 Citibank NA 10/17/22 (1,330)
MXN 12,701,490 USD 630,000 Morgan Stanley & Co. International plc 10/17/22 (857)
THB 14,043,622 USD 380,000 Citibank NA 10/17/22 (7,461)

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 486,358 GBP 450,000 Deutsche Bank AG 10/17/22 $ (16,233)
USD 398,456 GBP 360,000 JPMorgan Chase Bank NA 10/17/22 (3,617)
USD 380,000 THB 14,401,658 Citibank NA 10/17/22 (2,037)
ZAR 6,671,386 USD 370,000 Barclays Bank plc 10/17/22 (1,858)
ZAR 17,964,451 USD 1,020,000 Morgan Stanley & Co. International plc 10/17/22 (28,681)
COP 2,193,619,000 USD 500,000 BNP Paribas SA 10/18/22 (25,479)
COP 2,217,465,600 USD 490,000 Citibank NA 10/18/22 (10,320)
COP 3,602,640,481 USD 810,128 JPMorgan Chase Bank NA 11/23/22 (36,292)
COP 1,865,516,000 USD 415,482 JPMorgan Chase Bank NA 11/23/22 (14,775)
MXN 74,869,043 USD 3,690,057 Barclays Bank plc 11/23/22 (7,561)
MXN 14,892,750 USD 733,180 UBS AG 11/23/22 (668)
USD 995,842 MXN 20,321,545 HSBC Bank plc 11/23/22 (3,690)
EUR 5,492,000 GBP 4,940,933 Morgan Stanley & Co. International plc 12/21/22 (107,009)
IDR 6,272,008,556 USD 418,218 JPMorgan Chase Bank NA 12/21/22 (10,073)
JPY 9,104,378 USD 63,719 Morgan Stanley & Co. International plc 12/21/22 (234)
(345,311)
$ 1,391,654
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ..................... 9 10/21/22 USD 111.00 USD 900 $ 15,609
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3 Month SOFR Interest Futures ................... 29 03/10/23 USD 96.00 USD 7,250 $ (13,956)
3 Month SOFR Interest Futures ................... 1,461 03/10/23 USD 96.25 USD 365,250 (483,956)
(497,912)
Put
U.S. Treasury 2 Year Notes ...................... 19 11/25/22 USD 102.25 USD 3,800 (11,578)
U.S. Treasury 5 Year Note ....................... 19 11/25/22 USD 109.00 USD 1,900 (37,258)
3 Month SOFR Interest Futures ................... 29 03/10/23 USD 96.00 USD 7,250 (44,044)
3 Month SOFR Interest Futures ................... 1,461 03/10/23 USD 96.25 USD 365,250 (2,894,606)
(2,987,486)
$ (3,485,398)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.96% Semi-Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 % USD 4,114 $ 144,538
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.25% Semi-Annual
Goldman Sachs
International 09/23/24 3.25 USD 845 38,728
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 09/23/24 3.28 USD 3,245 153,113

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
42
Schedule of Investments
(continued)
September 30, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.14% Semi-Annual BNP Paribas SA 09/23/25 3.14 % USD 1,487 $ 72,977
409,356
Put
10-Year Interest Rate Swap
(a)
2.51% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.51 USD 41,785 3,753,875
10-Year Interest Rate Swap
(a)
2.48% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.48 USD 41,785 3,835,907
10-Year Interest Rate Swap
(a)
2.96% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 USD 4,114 282,097
10-Year Interest Rate Swap
(a)
3.28% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.28 USD 3,245 180,766
10-Year Interest Rate Swap
(a)
3.25% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.25 USD 845 48,218
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1 day SOFR Annual BNP Paribas SA 09/23/25 3.14 USD 1,487 96,358
8,197,221
$ 8,606,577
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.82% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/11/22 1.82 % EUR 1,303 $ (320)
10-Year Interest Rate Swap
(a)
2.41% Semi-Annual 1 day SOFR Annual Bank of America NA 08/10/23 2.41 USD 52,894 (471,940)
2-Year Interest Rate Swap
(a)
. 1.77% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/11/23 1.77 USD 183,145 (195,455)
2-Year Interest Rate Swap
(a)
. 3.10% Semi-Annual 1 day SOFR Annual Bank of America NA 09/08/23 3.10 USD 203,910 (1,070,801)
(1,738,516)
Put
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 1.82% Annual
Goldman Sachs
International 11/11/22 1.82 EUR 1,303 (140,196)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.41% Semi-Annual Bank of America NA 08/10/23 2.41 USD 52,894 (5,101,642)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs
International 08/10/23 3.10 USD 27,824 (1,547,438)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 08/10/23 3.20 USD 27,824 (1,412,821)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 3.48% At Termination
Goldman Sachs
International 08/10/23 3.48 USD 752,517 (7,716,384)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.77% Semi-Annual
Goldman Sachs
International 08/11/23 3.77 USD 183,145 (2,451,100)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.10% Semi-Annual Bank of America NA 09/08/23 3.10 USD 203,910 (4,290,832)
(22,660,413)
$ (24,398,929)
(a)
Forward settling swaption.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.39.V1 ................... 1.00 % Quarterly 12/20/27 USD 65,952 $ 206,221 $ 302,438 $ (96,217)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,439 $ (40,085) $ (31,692) $ (8,393)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/27 USD 822 81,702 57,929 23,773
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 575 14,816 4,436 10,380
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 3,926 166,889 94,223 72,666
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 1,272 3,821 13,707 (9,886)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 1,023 3,074 11,177 (8,103)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,560 4,686 18,123 (13,437)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 854 2,567 9,209 (6,642)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 715 2,149 7,710 (5,561)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 85,649 13,972 71,677
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 56,061 14,951 41,110
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 97 (16) (105) 89
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 226 (37) (1,265) 1,228
CMBX.NA.6.BBB- ......... 3.00 Monthly J.P. Morgan Securities LLC 05/11/63 USD 7 1,610 562 1,048
CMBX.NA.6.BBB- ......... 3.00 Monthly J.P. Morgan Securities LLC 05/11/63 USD 198 43,476 23,479 19,997
$ – $ – $ –
$ 426,362 $ 236,416 $ 189,946
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (1) $ 1
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (2) 2
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 352 (68,519) (33,778) (34,741)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (103,363) (57,465) (45,898)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 280 (54,506) (29,228) (25,278)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 170 (33,091) (36,336) 3,245
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 207 (40,294) (22,796) (17,498)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 210 (40,877) (52,606) 11,729
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 240 (46,718) 237 (46,955)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 4,050 (233,934) (157,495) (76,439)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 2,020 (116,672) (79,900) (36,772)
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 35 (6,496) (2,712) (3,784)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 205 (45,085) (20,141) (24,944)
$ (789,555) $ (492,223) $ (297,332)

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
44
Schedule of Investments
(continued)
September 30, 2022
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 10.17% Monthly N/A 09/14/23 MXN 63,591 $ (9,779) $ — $ (9,779)
28 day MXIBTIIE Monthly 10.30% Monthly N/A 09/18/23 MXN 50,668 (5,022) — (5,022)
6.15% Annual 3 month WIBOR Quarterly 04/11/23
(a)
04/11/24 PLN 9,343 28,140 — 28,140
2.22% Annual
6 month
EURIBOR Semi-Annual N/A 09/12/24 EUR 2,549 21,693 803 20,890
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 844 38,120 — 38,120
6.87% Annual 6 month WIBOR Semi-Annual N/A 09/29/27 PLN 1,525 1,973 — 1,973
6.99% Annual 6 month WIBOR Semi-Annual N/A 09/30/27 PLN 2,197 1,058 — 1,058
7.15% Annual 6 month WIBOR Semi-Annual 12/21/22
(a)
12/21/27 PLN 3,033 (3,291) — (3,291)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 1,870 106,789 — 106,789
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 1,035 37,875 — 37,875
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 2,376 (243,505) — (243,505)
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 1,777 (182,135) — (182,135)
6 month
EURIBOR Semi-Annual 1.54% Annual N/A 02/15/31 EUR 6,065 (614,233) — (614,233)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 3,042 (305,655) — (305,655)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 1,777 (177,711) — (177,711)
6 month
EURIBOR Semi-Annual 1.56% Annual N/A 02/15/31 EUR 6,065 (604,341) — (604,341)
6 month
EURIBOR Semi-Annual 1.57% Annual N/A 02/15/31 EUR 6,067 (600,452) — (600,452)
6 month
EURIBOR Semi-Annual 1.59% Annual N/A 02/15/31 EUR 3,031 (294,577) — (294,577)
6 month
EURIBOR Semi-Annual 1.64% Annual N/A 02/15/31 EUR 1,178 (109,813) — (109,813)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 2,380 (221,379) — (221,379)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 1,178 (109,658) — (109,658)
6 month
EURIBOR Semi-Annual 1.69% Annual N/A 02/15/31 EUR 1,214 (109,093) — (109,093)
6 month
EURIBOR Semi-Annual 1.82% Annual N/A 02/15/31 EUR 4,738 (379,375) — (379,375)
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 1,009,796 126,208 — 126,208
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 878,018 107,021 — 107,021
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 990,105 120,548 — 120,548
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 1,001,491 127,383 — 127,383
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 1,005,912 124,594 — 124,594
0.39% Annual 1 day TONAR Annual N/A 05/02/32 JPY 593,572 39,920 — 39,920
0.40% Annual 1 day TONAR Annual N/A 05/02/32 JPY 593,572 38,909 — 38,909
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 1,139,296 64,771 — 64,771
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 1,284,738 69,549 — 69,549
6 month
EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 2,606 (77,401) — (77,401)
9.25% Monthly 28 day MXIBTIIE Monthly N/A 09/17/32 MXN 30,031 (5,328) — (5,328)
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 387,200 176,231 — 176,231
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 391,111 182,292 — 182,292
0.82% Annual 1 day TONAR Annual N/A 05/30/52 JPY 211,795 113,719 — 113,719
0.81% Annual 1 day TONAR Annual N/A 05/30/52 JPY 211,795 116,422 — 116,422
0.87% Annual 1 day TONAR Annual N/A 05/30/52 JPY 211,795 95,191 — 95,191
0.83% Annual 1 day TONAR Annual N/A 05/30/52 JPY 211,795 109,473 — 109,473
$ (2,204,869) $ 803 $ (2,205,672)

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 6,530,622 $ 601,500 $ — $ 601,500
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 6,530,622 (619,903) — (619,903)
1 day
BZDIOVER At Termination 11.65% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,158 (293) — (293)
1 day
BZDIOVER At Termination 11.69% At Termination Citibank NA 01/02/25 BRL 4,423 375 — 375
$ (18,321) $ — $ (18,321)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.03
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59
1 day TONAR ........................................ Tokyo Overnight Average Rate 0.73
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 9.55
3 month LIBOR ....................................... London Interbank Offered Rate 3.78
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.21
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.39
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 303,241 $ — $ 1,847,076 $ (4,148,965) $ —
OTC Swaps ..................................................... 269,715 (525,522) 858,820 (984,527) —
Options Written ................................................... N/A N/A 3,695,232 (15,540,779) (27,884,327)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
46
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 4,211,863 $ — $ 4,211,863
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,736,965 — — 1,736,965
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 8,622,186 — 8,622,186
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 1,847,076 — 1,847,076
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 526,660 — — 601,875 — 1,128,535
$ — $ 526,660 $ — $ 1,736,965 $ 15,283,000 $ — $ 17,546,625
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 12,236,833 $ — $ 12,236,833
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 345,311 — — 345,311
Options written
(b)
Options written at value ..................... — — — — 27,884,327 — 27,884,327
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 96,217 — — 4,052,748 — 4,148,965
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 889,853 — — 620,196 — 1,510,049
$ — $ 986,070 $ — $ 345,311 $ 44,794,104 $ — $ 46,125,485
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (10,823,952) $ — $ (10,823,952)
Forward foreign currency exchange contracts .... — — — 5,004,765 — — 5,004,765
Options purchased
(a)
.................... — — — (639,249) 1,880,863 — 1,241,614
Options written ........................ — — — — (3,591,615) — (3,591,615)
Swaps .............................. — 929,652 — — (16,777) (11,626,260) (10,713,385)
$ — $ 929,652 $ — $ 4,365,516 $ (12,551,481) $ (11,626,260) $ (18,882,573)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (7,935,369) $ — $ (7,935,369)
Forward foreign currency exchange contracts .... — — — 666,753 — — 666,753
Options purchased
(b)
.................... — — — 9,240 6,697,190 — 6,706,430
Options written ........................ — — — — (11,741,752) — (11,741,752)
Swaps .............................. — (643,193) — — (1,598,429) 2,970,361 728,739
$ — $ (643,193) $ — $ 675,993 $ (14,578,360) $ 2,970,361 $ (11,575,199)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 437,725,233
Average notional value of contracts — short ................................................................................. $ 344,481,959
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 89,827,094
Average amounts sold — in USD ........................................................................................ $ 23,416,671
Options
Average value of option contracts purchased ................................................................................ $ 294,975
Average value of option contracts written ................................................................................... $ 897,544
Average notional value of swaption contracts purchased ......................................................................... $ 212,975,900
Average notional value of swaption contracts written ........................................................................... $ 667,831,669
Credit default swaps
Average notional value — buy protection ................................................................................... $ 47,481,615
Average notional value — sell protection ................................................................................... $ 10,251,137
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 106,013,824
Average notional value — receives fixed rate ................................................................................ $ 759,519,286
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 916,500
Average notional value — receives fixed rate ................................................................................ $ 64,670,815
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 552,771 $ 2,547,330
Forward foreign currency exchange contracts ................................................................. 1,736,965 345,311
Options
(a)(b)
........................................................................................ 8,622,186 27,884,327
Swaps — centrally cleared .............................................................................. — 331,352
Swaps — OTC
(c)
.................................................................................... 1,128,535 1,510,049
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 12,040,457 $ 32,618,369
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(568,380) (6,364,080)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 11,472,077 $ 26,254,289
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2022
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
48
Schedule of Investments
(continued)
September 30, 2022
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 608,034 $ (608,034) $ — $ — $ —
Bank of New York Mellon ........................... 21,845 (21,845) — — —
Barclays Bank plc ................................ 38,405 (11,242) — — 27,163
BNP Paribas SA ................................. 169,614 (25,479) — (144,135) —
Citibank NA .................................... 104,622 (23,027) — (20,000) 61,595
Citigroup Global Markets, Inc. ........................ 85,649 — — — 85,649
Credit Suisse International .......................... 13,708 (13,708) — — —
Deutsche Bank AG ............................... 243,573 (243,573) — — —
Goldman Sachs International ........................ 8,037,628 (8,037,628) — — —
HSBC Bank plc .................................. 20,529 (3,690) — — 16,839
J.P. Morgan Securities LLC .......................... 48,331 (42,832) — — 5,499
JPMorgan Chase Bank NA .......................... 285,252 (105,135) — — 180,117
Morgan Stanley & Co. International plc .................. 737,075 (302,276) — (434,799) —
Royal Bank of Canada ............................. 338,802 — — — 338,802
Societe Generale SA .............................. 1,282 (1,282) — — —
Standard Chartered Bank ........................... 14,770 — — — 14,770
UBS AG ...................................... 702,958 (668) — — 702,290
$ 11,472,077 $ (9,440,419) $ — $ (598,934) $ 1,432,724
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(d)(e)
Bank of America NA .............................. $ 11,555,118 $ (608,034) $ (10,923,115) $ — $ 23,969
Bank of New York Mellon ........................... 41,122 (21,845) — — 19,277
Barclays Bank plc ................................ 11,242 (11,242) — — —
BNP Paribas SA ................................. 25,479 (25,479) — — —
Citibank NA .................................... 23,027 (23,027) — — —
Credit Suisse International .......................... 54,972 (13,708) — — 41,264
Deutsche Bank AG ............................... 548,194 (243,573) (304,621) — —
Goldman Sachs International ........................ 13,518,222 (8,037,628) (5,054,384) — 426,210
HSBC Bank plc .................................. 3,690 (3,690) — — —
J.P. Morgan Securities LLC .......................... 42,832 (42,832) — — —
JPMorgan Chase Bank NA .......................... 105,135 (105,135) — — —
Morgan Stanley & Co. International plc .................. 302,276 (302,276) — — —
Societe Generale SA .............................. 22,312 (1,282) — — 21,030
UBS AG ...................................... 668 (668) — — —
$ 26,254,289 $ (9,440,419) $ (16,282,120) $ — $ 531,750
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 373,445,443 $ — $ 373,445,443
Corporate Bonds ........................................ — 948,527,028 — 948,527,028
Foreign Agency Obligations ................................. — 4,798,730 — 4,798,730
Foreign Government Obligations .............................. — 26,873,708 — 26,873,708
Municipal Bonds ......................................... — 25,121,699 — 25,121,699
Non-Agency Mortgage-Backed Securities ........................ — 244,981,346 1,141,108 246,122,454
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 8,304,149 — 8,304,149
U.S. Government Sponsored Agency Securities .................... — 1,217,068,574 — 1,217,068,574
U.S. Treasury Obligations ................................... — 686,805,619 — 686,805,619
Short-Term Securities
Commercial Paper ....................................... — 3,562,799 — 3,562,799
Money Market Funds ...................................... 156,097,271 — — 156,097,271
Options Purchased
Interest rate contracts ...................................... 15,609 8,606,577 — 8,622,186
Liabilities
Investments
TBA Sale Commitments .................................... — (261,362,418) — (261,362,418)
$ 156,112,880 $ 3,286,733,254 $ 1,141,108 $ 3,443,987,242
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 256,945 $ — $ 256,945
Foreign currency exchange contracts ............................ — 1,736,965 — 1,736,965
Interest rate contracts ....................................... 4,211,863 2,448,951 — 6,660,814
Liabilities
Credit contracts ........................................... — (460,548) — (460,548)
Foreign currency exchange contracts ............................ — (345,311) — (345,311)
Interest rate contracts ....................................... (15,722,231) (29,071,873) — (44,794,104)
$ (11,510,368) $ (25,434,871) $ — $ (36,945,239)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
50
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
AlbaCore EURO CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.96%), 5.96%,
10/18/34
(b)
..................... EUR 1,400 $ 1,047,658
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(b)
................ 884 688,311
ARBOUR CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.11%), 6.11%,
10/15/34
(b)
..................... 700 537,974
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(c)
..................... USD 11,500 17,710
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(b)
..................... EUR 620 464,667
BBAM European CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 6.11%), 6.11%,
10/15/34
(b)
..................... 1,400 1,070,665
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.78%,
07/20/31
(b)
..................... 400 308,423
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 6.36%,
08/20/35
(b)
..................... 1,000 760,948
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.68%, 02/25/34
(b)
................ 1,000 762,593
Cairn CLO XIV DAC, Series 2021-14X, Class
E, (EURIBOR 3 Month + 6.11%), 6.35%,
10/29/34
(b)
..................... 1,400 1,075,893
Capital Four CLO III DAC, Series 3X, Class
E, (EURIBOR 3 Month + 6.06%), 6.06%,
10/15/34
(b)
..................... 1,020 784,905
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD
3 Month + 8.50%), 11.21%, 07/20/32
(c)
.. USD 57 55,396
Contego CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.06%), 6.20%,
01/25/34
(b)
..................... EUR 1,400 1,118,358
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (EURIBOR 3 Month + 3.15%),
4.15%, 12/15/34
(b)
................ 300 239,420
Fair Oaks Loan Funding III DAC, Series 3X,
Class ER, (EURIBOR 3 Month + 6.11%),
6.11%, 10/15/34
(b)
................ 1,039 791,354
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 4.46%,
07/15/31
(c)
..................... USD 250 228,624
Greene King Finance plc, Series B2,  (Sterling
Overnight Index Average + 2.20%), 4.39%,
03/15/36
(b)
..................... GBP 100 83,741
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(b)
..................... EUR 1,125 885,282
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(b)
..................... 229 183,675
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(c)(d)
........... USD 2,000 —
Neuberger Berman Loan Advisers Euro CLO
DAC, Series 2021-2X, Class E, (EURIBOR
3 Month + 6.06%), 6.06%, 04/15/34
(b)
... EUR 1,223 941,455
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.19%, 07/22/34
(b)
.......... 500 386,199
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
OCP Euro CLO DAC
(b)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 1,347 $ 1,077,554
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 900 624,889
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(b)
..................... 1,000 778,769
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(b)
..................... 613 472,609
Seneca Park CLO Ltd., Series 2014-1A, Class
SUB, 0.00%, 07/17/26
(c)
............ USD 2,500 1,225
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(b)
..................... EUR 670 516,969
Total Asset-Backed Securities — 0.1%
(Cost: $36,387,303) .............................. 15,905,266
Shares
Shares
Common Stocks
Auto Components — 0.0%
Lear Corp. ....................... 1 120
Building Products — 0.0%
AZEK Co., Inc. (The)
(e)
............... 14,842 246,674
Chemicals — 0.1%
Diversey Holdings Ltd.
(e)
.............. 2,080,412 10,110,802
Element Solutions, Inc. ............... 800,117 13,017,904
23,128,706
Commercial Services & Supplies — 0.0%
Freedom Institute, Inc.
(d)(e)
............. 314,534 3
Electrical Equipment — 0.1%
Ardagh Metal Packaging SA, (Acquired
08/02/21, cost $21,863,306)
(e)(f)
....... 2,223,387 10,338,749
Sensata Technologies Holding plc ........ 137,852 5,139,123
SunPower Corp.
(e)
.................. 1,369 31,542
15,509,414
Hotels, Restaurants & Leisure — 0.0%
NEW Top YK
(d)(e)
................... 33,516 —
IT Services — 0.0%
(e)
Block, Inc., Class A ................. 53,398 2,936,356
Twilio , Inc., Class A ................. 26,405 1,825,642
4,761,998
Life Sciences Tools & Services — 0.1%
Syneos Health, Inc.
(e)(g)
............... 309,110 14,574,536
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(e)(g)
... 3,237,682 4,435,624
Metals & Mining — 0.1%
Constellium SE, Class A
(e)
............. 1,740,611 17,649,796
Oil, Gas & Consumable Fuels — 0.3%
Cheniere Energy, Inc. ................ 74,894 12,425,664
Chesapeake Energy Corp. ............ 232,836 21,935,480
Energy Transfer LP ................. 913,250 10,073,147
KCAD Holdings I Ltd.
(d)(e)
.............. 4,067,849,248 40,678
44,474,969

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Shares
Shares Value
Road & Rail — 0.0%
Uber Technologies, Inc.
(e)
............. 175,084 $ 4,639,726
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(e)
........ 171 4,065
Software — 0.1%
Informatica , Inc., Class A
(e)(g)
........... 609,758 12,237,843
Total Common Stocks — 0.8%
(Cost: $204,356,908) ............................. 141,663,474
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.6%
Boeing Co. (The)
5.81%, 05/01/50 ................. USD 20,000 17,379,837
5.93%, 05/01/60 ................. 10,000 8,554,077
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. 4,006 3,895,394
7.13%, 06/15/26 ................. 66,598 61,081,688
7.88%, 04/15/27 ................. 46,207 42,510,440
6.00%, 02/15/28 ................. 33,361 27,912,292
7.45%, 05/01/34 ................. 1,604 1,496,083
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 13,804 12,056,137
4.13%, 04/15/29 ................. 13,854 11,984,126
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
18,776 14,555,343
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 505 493,536
Maxar Technologies, Inc., 7.75%, 06/15/27
(c)
9,061 8,516,071
Rolls-Royce plc, 5.75%, 10/15/27
(c)
...... 42,527 36,945,331
Spirit AeroSystems , Inc.
(c)
5.50%, 01/15/25 ................. 5,929 5,602,905
7.50%, 04/15/25 ................. 10,650 10,034,750
TransDigm , Inc.
8.00%, 12/15/25
(c)
................ 13,543 13,735,446
6.25%, 03/15/26
(c)
................ 288,972 280,302,840
6.38%, 06/15/26 ................. 961 907,917
7.50%, 03/15/27 ................. 7,602 7,237,104
5.50%, 11/15/27 ................. 4,597 3,998,011
4.63%, 01/15/29 ................. 33,008 26,572,430
4.88%, 05/01/29 ................. 17,926 14,489,675
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 32,181 31,791,288
642,052,721
Airlines — 1.8%
Air Canada, 3.88%, 08/15/26
(c)
......... 14,848 12,750,720
Air France-KLM, 3.88%, 07/01/26
(b)
...... EUR 2,000 1,591,977
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... USD 7,238 6,821,815
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 63,735 66,561,010
5.50%, 04/20/26 ................. 15,368 14,433,468
5.75%, 04/20/29 ................. 58,440 50,989,263
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 ................. 4,682 4,712,208
4.75%, 10/20/28 ................. 3,984 3,710,350
Deutsche Lufthansa AG
(b)
2.88%, 02/11/25 ................. EUR 300 263,144
3.75%, 02/11/28 ................. 2,800 2,158,826
3.50%, 07/14/29 ................. 2,400 1,722,523
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... USD 11,982 10,567,911
International Consolidated Airlines Group SA
(b)
2.75%, 03/25/25 ................. EUR 1,200 978,310
1.13%, 05/18/28
(h)
................ 3,100 1,794,370
3.75%, 03/25/29 ................. 1,600 1,050,614
Security
Par (000)
Par (000) Value
Airlines (continued)
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
USD 49,647 $ 48,593,491
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
2,945 2,962,199
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 3,518 3,286,010
Series 2020-1, Class A, 5.88%, 10/15/27 34,368 33,148,824
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 28,432 25,375,560
4.63%, 04/15/29 ................. 36,684 30,353,809
323,826,402
Auto Components — 1.8%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(b)
EUR 1,700 1,535,297
Allison Transmission, Inc., 5.88%, 06/01/29
(c)
USD 6,143 5,559,415
Clarios Global LP
6.75%, 05/15/25
(c)
................ 18,857 18,465,340
4.38%, 05/15/26
(b)
................ EUR 2,700 2,333,944
6.25%, 05/15/26
(c)
................ USD 39,508 37,730,140
8.50%, 05/15/27
(c)
................ 151,330 144,442,972
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(b)
.................... EUR 1,000 705,442
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... USD 14,249 12,539,422
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
.................... 7,439 5,363,914
Faurecia SE
(b)
2.75%, 02/15/27 ................. EUR 1,800 1,353,939
3.75%, 06/15/28 ................. 1,579 1,170,296
Gestamp Automocion SA, 3.25%, 04/30/26
(b)
167 144,017
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. USD 4,574 4,745,525
5.00%, 07/15/29 ................. 10,232 8,352,893
5.63%, 04/30/33 ................. 2,655 2,127,319
Grupo Antolin-Irausa SA
(b)
3.38%, 04/30/26 ................. EUR 443 325,622
3.50%, 04/30/28 ................. 2,196 1,373,183
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 7,437 6,957,760
6.25%, 05/15/26 ................. 9,496 8,874,392
5.25%, 05/15/27 ................. 38,134 33,386,698
4.38%, 02/01/29 ................. 14,300 11,509,784
IHO Verwaltungs GmbH, 3.88%, (3.88% Cash
or 4.63% PIK), 05/15/27
(a)(b)(i)
........ EUR 1,911 1,434,248
ZF Europe Finance BV, 2.50%, 10/23/27
(b)
.. 2,100 1,572,824
ZF Finance GmbH, 2.00%, 05/06/27
(b)
.... 1,200 908,408
312,912,794
Automobiles — 0.3%
Ford Motor Co.
3.25%, 02/12/32 ................. USD 34,897 25,137,356
6.10%, 08/19/32 ................. 11,527 10,162,203
4.75%, 01/15/43 ................. 6,155 4,078,242
5.29%, 12/08/46 ................. 2,727 1,922,535
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(c)
................ 400 353,758
6.88%, 11/15/26
(b)
................ EUR 1,000 764,184
5.88%, 01/15/28
(c)
................ USD 400 281,000
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(b)
......... EUR 7,100 5,896,301
Renault SA, 2.38%, 05/25/26
(b)
......... 1,400 1,143,793
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... USD 7,174 5,391,620
Volvo Car AB, 2.50%, 10/07/27
(b)
....... EUR 1,051 851,375
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
USD 5,157 4,770,225
60,752,592

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
52
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks — 0.6%
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.04%), 6.00%
(a)(b)(j)
EUR 600 $ 532,820
Banco BPM SpA
(a)(b)
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... 882 805,049
(EUR Swap Annual 5 Year + 3.17%),
2.88%, 06/29/31 ............... 1,950 1,536,522
(EUR Swap Annual 5 Year + 3.40%),
3.38%, 01/19/32 ............... 425 330,614
Banco de Credito Social Cooperativo SA,
(EUR Swap Annual 1 Year + 5.62%), 8.00%,
09/22/26
(a)(b)
................... 700 681,215
Banco de Sabadell SA
(a)(b)
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 900 751,238
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... 1,700 1,332,868
Banco Espirito Santo SA
(b)(e)(k)
2.63%, 05/08/17 ................. 10,400 1,223,102
4.75%, 01/15/18 ................. 12,300 1,446,554
4.00%, 01/21/19 ................. 12,000 1,411,272
Banco Santander SA, (EUR Swap Annual 5
Year + 4.53%), 4.38%
(a)(b)(j)
.......... 800 607,631
Bank of Cyprus PCL, (EUR Swap Annual 1
Year + 2.79%), 2.50%, 06/24/27
(a)(b)
.... 800 622,920
Barclays plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(j)
.................... USD 800 674,080
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.38%
(a)(b)(j)
GBP 600 551,017
5.20%, 05/12/26 ................. USD 7,800 7,414,454
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(j)
.................... 7,990 4,924,237
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%
(a)(j)
.................... 13,220 11,570,144
BNP Paribas SA, (EUR Swap Annual 5 Year +
4.65%), 6.88%
(a)(b)(j)
.............. EUR 2,800 2,544,471
CaixaBank SA, (EUR Swap Annual 5 Year +
6.22%), 6.38%
(a)(b)(j)
.............. 1,000 928,597
Commerzbank AG, (EUR Swap Annual 5 Year
+ 6.36%), 6.13%
(a)(b)(j)
............. 2,400 1,978,721
Credit Agricole SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.24%), 4.75%
(a)(c)(j)
.............. USD 13,270 9,143,826
First-Citizens Bank & Trust Co., 6.00%,
04/01/36 ..................... 23,131 22,065,653
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 3.13%
(a)(j)
.......... 2,720 1,983,913
HSBC Holdings plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.65%), 4.60%
(a)(j)
............... 6,310 4,375,928
Intesa Sanpaolo SpA
5.71%, 01/15/26
(c)
................ 4,290 3,901,827
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(b)(j)
................... EUR 1,083 936,680
(EUR Swap Annual 5 Year + 5.56%),
6.38%
(a)(b)(j)
................... 500 371,779
5.15%, 06/10/30
(b)
................ GBP 1,400 1,162,473
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(b)(j)
................... EUR 925 643,648
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(c)
............. USD 10,505 7,082,457
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(c)
............. USD 7,665 $ 4,551,602
JPMorgan Chase & Co., (SOFR 6 Month +
2.58%), 5.72%, 09/14/33
(a)
.......... 11,894 11,247,496
UniCredit SpA
(a)(b)
(EUR Swap Annual 5 Year + 6.39%),
6.63%
(j)
..................... EUR 1,400 1,278,679
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(j)
..................... 600 516,257
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 1,000 779,481
111,909,225
Biotechnology — 0.0%
Cidron Aida Finco SARL
(b)
5.00%, 04/01/28 ................. 3,261 2,616,838
6.25%, 04/01/28 ................. GBP 1,624 1,427,956
4,044,794
Building Products — 0.8%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. USD 8,888 8,173,760
6.38%, 06/15/30 ................. 31,057 30,089,575
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 10,901 8,984,625
HT Troplast GmbH, 9.25%, 07/15/25
(b)
.... EUR 1,071 926,297
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... USD 3,204 2,893,564
JELD-WEN, Inc., 6.25%, 05/15/25
(c)
..... 9,275 8,718,500
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 1,189 1,051,706
3.50%, 02/15/30 ................. 7,398 5,655,818
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. 5,389 4,454,143
9.75%, 07/15/28 ................. 9,352 7,888,549
PCF GmbH, 4.75%, 04/15/26
(b)
........ EUR 1,203 949,920
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(c)
. USD 32,001 26,008,493
Standard Industries, Inc.
2.25%, 11/21/26
(b)
................ EUR 1,232 941,837
4.75%, 01/15/28
(c)
................ USD 1,492 1,260,561
4.38%, 07/15/30
(c)
................ 20,382 15,592,230
3.38%, 01/15/31
(c)
................ 7,274 5,115,804
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 9,608 8,455,040
137,160,422
Capital Markets — 0.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 9,264 8,708,160
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
8,343 6,982,438
Codere New Holdco SA
7.50%, 11/30/27 ................. EUR 929 524,209
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... USD 11,295 8,863,525
Credit Suisse Group AG
(a)(j)
(USD Swap Semi 5 Year + 3.46%), 6.25%
(c)
4,949 4,239,610
(USD Swap Rate 5 Year + 4.33%), 7.25%
(b)
2,200 1,682,817
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.38%
(c)
..................... 5,187 3,773,542
Deutsche Bank AG
(a)(b)
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(j)
..................... EUR 400 311,672
(EURIBOR Swap Rate 5 Year + 3.30%),
4.00%, 06/24/32 ............... 1,800 1,495,680
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... USD 1,189 1,079,242

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Kane Bidco Ltd.
(b)
5.00%, 02/15/27 ................. EUR 871 $ 717,044
6.50%, 02/15/27 ................. GBP 713 682,895
Lehman Brothers Holdings, Inc.
5.38%, 10/17/12
(e)(k)
............... EUR 4,550 24,526
4.75%, 01/16/14
(d)(e)(k)
.............. 14,545 78,403
(EURIBOR 3 Month + 0.30%), 0.00%,
02/05/14
(a)(e)(k)
................. 22,800 122,898
0.00%, 12/30/16 ................. USD 1,000 3,700
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 5,288 4,350,951
3.88%, 02/15/31 ................. 7,719 6,499,120
3.63%, 11/01/31 ................. 2,120 1,700,917
3.25%, 08/15/33 ................. 7,343 5,670,485
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 10,277 9,668,652
7.75%, 09/16/27
(c)
................ 13,404 13,200,453
Sherwood Financing plc, 6.00%, 11/15/26
(b)
. GBP 313 261,673
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.31%),
4.38%
(a)(c)(j)
................... USD 13,275 8,721,675
89,364,287
Chemicals — 2.2%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 15,380 11,887,433
Avient Corp., 7.13%, 08/01/30
(c)
........ 10,568 9,753,524
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(b)
............... EUR 2,426 2,175,505
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. USD 17,075 15,211,034
3.38%, 02/15/29 ................. 18,616 14,594,013
Celanese US Holdings LLC, 6.17%, 07/15/27 11,945 11,304,806
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 4,396 3,595,576
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 33,138 23,058,083
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 86,785 69,879,282
EverArc Escrow SARL, 5.00%, 10/30/29
(c)
.. 36,881 29,772,003
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
.................... EUR 1,661 1,351,126
Gates Global LLC, 6.25%, 01/15/26
(c)
..... USD 19,877 18,286,840
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
.................... 12,110 12,276,512
HB Fuller Co., 4.25%, 10/15/28 ........ 8,667 7,292,414
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 21,861 17,488,800
Herens Midco SARL, 5.25%, 05/15/29
(b)
... EUR 1,743 1,069,231
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... USD 30,982 25,715,060
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 5,329 4,405,937
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(c)
16,476 13,016,040
Kronos International, Inc., 3.75%, 09/15/25
(b)
EUR 250 211,552
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. USD 7,540 5,655,000
Lune Holdings SARL, 5.63%, 11/15/28
(b)
... EUR 625 459,582
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
USD 8,620 7,502,223
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(b)
EUR 2,293 2,033,765
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. USD 1,606 1,509,030
Olympus Water US Holding Corp.
(b)
3.88%, 10/01/28 ................. EUR 497 368,233
5.38%, 10/01/29 ................. 858 612,808
SCIL IV LLC, 5.38%, 11/01/26
(c)
........ USD 12,785 9,876,413
Scotts Miracle- Gro Co. (The)
4.00%, 04/01/31 ................. 9,152 6,443,008
4.38%, 02/01/32 ................. 1,779 1,265,225
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 467 401,447
5.63%, 08/15/29 ................. 82,008 61,506,000
389,977,505
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 2.9%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. USD 5,578 $ 4,629,740
4.88%, 07/15/32 ................. 3,543 2,857,297
Allied Universal Holdco LLC
6.63%, 07/15/26
(c)
................ 73,818 65,790,292
9.75%, 07/15/27
(c)
................ 28,942 23,789,768
3.63%, 06/01/28
(b)
................ EUR 920 670,284
4.63%, 06/01/28
(c)
................ USD 71,842 54,795,478
4.88%, 06/01/28
(b)
................ GBP 827 671,764
6.00%, 06/01/29
(c)
................ USD 56,202 36,271,304
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 12,124 9,608,270
4.75%, 10/15/29 ................. 6,702 5,553,625
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 9,209 8,602,760
5.75%, 07/15/29 ................. 14,584 11,529,746
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 1,361 1,299,831
6.38%, 05/01/25 ................. 15,132 14,829,360
5.00%, 02/01/28 ................. 24,879 22,159,974
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 1,038 982,470
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 5,230 4,767,406
5.13%, 07/15/29 ................. 4,198 3,865,015
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 4,509 3,644,444
5.00%, 09/01/30 ................. 7,166 5,616,353
Garda World Security Corp., 4.63%, 02/15/27
(c)
6,371 5,463,101
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 5,193 4,870,099
3.75%, 08/01/25 ................. 5,429 4,967,535
5.13%, 12/15/26 ................. 23,593 21,970,863
4.00%, 08/01/28 ................. 24,032 20,030,191
3.50%, 09/01/28 ................. 1,057 891,379
4.75%, 06/15/29 ................. 25,234 21,259,645
4.38%, 08/15/29 ................. 11,444 9,541,778
IAA, Inc., 5.50%, 06/15/27
(c)
.......... 8,997 8,209,763
Intrum AB
(b)
3.13%, 07/15/24 ................. EUR 1,000 891,845
4.88%, 08/15/25 ................. 1,446 1,248,710
3.50%, 07/15/26 ................. 1,654 1,290,480
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... USD 7,421 6,354,825
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 12,157 8,468,080
Nielsen Finance LLC
(c)
5.63%, 10/01/28 ................. 12,726 12,630,905
5.88%, 10/01/30 ................. 7,388 7,357,451
Paprec Holding SA, 3.50%, 07/01/28
(b)
.... EUR 1,240 925,422
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. USD 8,801 8,281,213
6.25%, 01/15/28 ................. 28,068 23,952,429
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(c)
.................... 4,373 4,289,782
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 9,877 8,179,391
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
............... EUR 2,110 1,853,426
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(b)
............... 600 513,815
Verde Bidco SpA, 4.63%, 10/01/26
(b)
..... 528 401,036
Verisure Holding AB
(b)
3.50%, 05/15/23 ................. 109 106,558
3.88%, 07/15/26 ................. 1,425 1,198,683
3.25%, 02/15/27 ................. 4,381 3,481,388
9.25%, 10/15/27 ................. 287 284,956

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
54
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... USD 53,706 $ 47,182,332
518,032,262
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 18,149 9,029,127
Ciena Corp., 4.00%, 01/31/30
(c)
........ 6,784 5,664,640
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 40,136 35,658,829
CommScope , Inc.
(c)
6.00%, 03/01/26 ................. 7,985 7,351,949
8.25%, 03/01/27 ................. 2,340 1,933,425
7.13%, 07/01/28 ................. 12,951 9,997,010
4.75%, 09/01/29 ................. 34,882 28,451,852
Nokia OYJ, 6.63%, 05/15/39 .......... 7,083 6,566,508
Viasat , Inc.
(c)
5.63%, 09/15/25 ................. 15,404 11,958,279
6.50%, 07/15/28 ................. 9,653 6,419,245
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 23,097 18,479,448
141,510,312
Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29
(c)
........ 23,523 19,994,550
Cellnex Finance Co. SA
(b)
1.00%, 09/15/27 ................. EUR 500 389,117
1.50%, 06/08/28 ................. 1,000 765,927
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
.. USD 5,899 4,970,928
Heathrow Finance plc, 4.12%, 09/01/29
(b)(l)
. GBP 1,042 821,339
MasTec, Inc., 4.50%, 08/15/28
(c)
........ USD 10,365 9,047,166
35,989,027
Consumer Finance — 1.3%
Encore Capital Group, Inc.
(b)
4.88%, 10/15/25 ................. EUR 532 484,894
5.38%, 02/15/26 ................. GBP 1,000 986,193
4.25%, 06/01/28 ................. 2,373 1,980,556
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. USD 1,844 1,784,070
5.58%, 03/18/24 ................. 3,500 3,431,050
3.66%, 09/08/24 ................. 13,142 12,353,480
4.54%, 03/06/25 ................. GBP 800 797,217
4.69%, 06/09/25 ................. USD 4,049 3,757,453
5.13%, 06/16/25 ................. 13,706 12,933,119
4.13%, 08/04/25 ................. 8,979 8,148,891
3.38%, 11/13/25 ................. 6,710 5,928,330
4.39%, 01/08/26 ................. 11,887 10,759,010
2.70%, 08/10/26 ................. 17,658 14,645,369
4.27%, 01/09/27 ................. 5,580 4,882,500
4.95%, 05/28/27 ................. 15,531 13,865,766
4.13%, 08/17/27 ................. 7,624 6,560,452
3.82%, 11/02/27 ................. 2,510 2,108,400
2.90%, 02/16/28 ................. 13,400 10,532,004
2.90%, 02/10/29 ................. 1,767 1,338,503
5.11%, 05/03/29 ................. 7,869 6,827,931
4.00%, 11/13/30 ................. 10,572 8,246,160
3.63%, 06/17/31 ................. 15,218 11,306,213
Global Aircraft Leasing Co. Ltd.
(c)( i )
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 7,772 5,823,238
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(a)
............... 12,476 9,388,528
Lincoln Financing SARL, 3.63%, 04/01/24
(b)
. EUR 700 661,338
Navient Corp.
7.25%, 09/25/23 ................. USD 126 125,511
6.13%, 03/25/24 ................. 477 464,479
5.88%, 10/25/24 ................. 1,709 1,619,387
5.50%, 03/15/29 ................. 13,089 9,949,571
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
OneMain Finance Corp.
6.88%, 03/15/25 ................. USD 12,733 $ 11,967,110
7.13%, 03/15/26 ................. 11,885 10,713,161
3.50%, 01/15/27 ................. 6,747 5,255,728
6.63%, 01/15/28 ................. 8,223 7,055,334
5.38%, 11/15/29 ................. 1,995 1,546,125
4.00%, 09/15/30 ................. 13,709 9,619,742
SLM Corp., 3.13%, 11/02/26 .......... 9,715 8,041,786
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
8,629 7,054,208
Volkswagen International Finance NV
(a)(b)(j)
(EUR Swap Annual 5 Year + 2.92%), 3.75% EUR 1,000 823,379
(EUR Swap Annual 9 Year + 3.36%), 4.38% 200 152,883
233,919,069
Containers & Packaging — 1.9%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... USD 43,514 29,794,184
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 24,128 22,721,423
3.25%, 09/01/28
(c)
................ 1,840 1,501,366
3.00%, 09/01/29
(b)
................ EUR 5,584 3,897,651
4.00%, 09/01/29
(c)
................ USD 88,516 64,824,958
Ardagh Packaging Finance plc
2.13%, 08/15/26
(b)
................ EUR 500 375,571
4.75%, 07/15/27
(c)
................ GBP 4,000 2,892,973
4.75%, 07/15/27
(b)
................ 264 190,936
5.25%, 08/15/27
(c)
................ USD 9,355 5,853,704
Ball Corp.
2.88%, 08/15/30 ................. 2,121 1,627,751
3.13%, 09/15/31 ................. 20,217 15,238,564
Canpack SA, 3.13%, 11/01/25
(c)
........ 7,284 6,405,367
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 34,518 31,409,309
8.75%, 04/15/30 ................. 32,122 26,565,857
Crown Americas LLC
4.75%, 02/01/26 ................. 69 64,266
4.25%, 09/30/26 ................. 5,032 4,558,388
5.25%, 04/01/30
(c)
................ 942 847,800
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,005 1,005,000
Graphic Packaging International LLC
4.88%, 11/15/22 ................. 223 222,448
4.75%, 07/15/27
(c)
................ 2,203 2,016,929
3.50%, 03/15/28
(c)
................ 519 441,317
2.63%, 02/01/29
(b)
................ EUR 4,253 3,181,307
3.50%, 03/01/29
(c)
................ USD 1,083 890,895
Kleopatra Finco SARL, 4.25%, 03/01/26
(b)
.. EUR 822 646,434
LABL, Inc., 5.88%, 11/01/28
(c)
......... USD 13,947 11,295,669
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 14,665 13,931,750
OI European Group BV, 2.88%, 02/15/25
(b)
. EUR 1,584 1,389,397
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... USD 3,065 2,652,298
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 2,237 1,984,219
Titan Holdings II BV, 5.13%, 07/15/29
(b)
... EUR 854 654,923
Trivium Packaging Finance BV
(c)(l)
5.50%, 08/15/26 ................. USD 26,896 24,054,956
8.50%, 08/15/27 ................. 68,836 60,769,274
Verallia SA, 1.88%, 11/10/31
(b)
......... EUR 700 468,219
344,375,103
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. USD 222 194,201
3.88%, 11/15/29 ................. 14,250 11,162,235
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 8,157 7,073,037
Resideo Funding, Inc., 4.00%, 09/01/29 ... 3,756 3,027,261
21,456,734

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.5%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. USD 2,623 $ 2,543,497
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 12,728 9,927,840
Rekeep SpA, 7.25%, 02/01/26
(b)
........ EUR 1,502 1,288,031
Service Corp. International
5.13%, 06/01/29 ................. USD 1,427 1,296,829
3.38%, 08/15/30 ................. 5,789 4,527,519
4.00%, 05/15/31 ................. 21,376 17,190,365
Sotheby's
(c)
7.38%, 10/15/27 ................. 42,489 39,025,722
5.88%, 06/01/29 ................. 20,250 16,728,930
92,528,733
Diversified Financial Services — 1.0%
doValue SpA, 3.38%, 07/31/26
(b)
........ EUR 624 497,772
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 ................. 2,657 2,008,460
7.75%, 11/01/25 ................. GBP 1,954 1,701,756
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
.. USD 18,935 13,964,562
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(c)
.................... 8,096 6,682,722
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 14,920 14,284,557
7.38%, 09/01/25 ................. 9,253 8,287,272
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 29,404 26,812,773
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 100,520 97,001,800
171,241,674
Diversified Telecommunication Services — 6.6%
Altice France Holding SA
8.00%, 05/15/27
(b)
................ EUR 954 706,873
8.00%, 05/15/27
(c)
................ 1,000 740,957
10.50%, 05/15/27
(c)
............... USD 104,433 81,797,721
Altice France SA
5.88%, 02/01/27
(b)
................ EUR 4,100 3,466,305
8.13%, 02/01/27
(c)
................ USD 19,703 17,609,556
4.13%, 01/15/29
(b)
................ EUR 2,323 1,730,259
5.13%, 01/15/29
(c)
................ USD 10,979 8,099,649
5.13%, 07/15/29
(c)
................ 42,313 31,612,465
5.50%, 10/15/29
(c)
................ 22,638 17,032,466
British Telecommunications plc
(a)(c)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ............... 1,200 1,012,343
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ............... 1,800 1,463,331
CCO Holdings LLC
5.13%, 05/01/27
(c)
................ 13,765 12,422,912
5.00%, 02/01/28
(c)
................ 22,257 19,191,321
5.38%, 06/01/29
(c)
................ 10,358 9,066,565
6.38%, 09/01/29
(c)
................ 42,039 38,596,006
4.75%, 03/01/30
(c)
................ 20,494 16,625,758
4.50%, 08/15/30
(c)
................ 14,375 11,368,325
4.25%, 02/01/31
(c)
................ 43,526 33,386,179
4.75%, 02/01/32
(c)
................ 49,708 38,711,596
4.50%, 05/01/32 ................. 16,534 12,609,986
4.50%, 06/01/33
(c)
................ 15,251 11,266,981
4.25%, 01/15/34
(c)
................ 47,959 34,328,093
Cellnex Telecom SA
(b)
1.75%, 10/23/30 ................. EUR 400 275,784
0.75%, 11/20/31
(h)
................ 13,200 8,427,453
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... USD 20,683 15,460,542
eircom Finance DAC, 1.75%, 11/01/24
(b)
... EUR 846 798,030
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. USD 11,716 10,500,231
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00%, 05/01/28 ................. USD 25,679 $ 22,037,718
6.75%, 05/01/29 ................. 26,445 21,817,125
6.00%, 01/15/30 ................. 16,447 12,921,174
8.75%, 05/15/30 ................. 42,631 42,658,284
Iliad Holding SASU
6.50%, 10/15/26
(c)
................ 42,658 37,300,155
5.63%, 10/15/28
(b)
................ EUR 1,140 956,763
7.00%, 10/15/28
(c)
................ USD 36,512 31,280,561
Iliad SA
(b)
1.50%, 10/14/24 ................. EUR 500 455,723
2.38%, 06/17/26 ................. 500 431,514
1.88%, 02/11/28 ................. 400 311,664
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
457 350,043
Koninklijke KPN NV, (EUR Swap Annual 5 Year
+ 3.77%), 6.00%
(a)(b)(j)
............. 475 454,561
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. USD 5,278 4,420,325
4.63%, 09/15/27 ................. 7,389 6,114,989
4.25%, 07/01/28 ................. 11,793 9,198,658
3.63%, 01/15/29 ................. 16,391 12,135,732
3.75%, 07/15/29 ................. 9,195 6,735,338
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
EUR 3,142 2,674,510
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... USD 8,467 8,632,452
Series Y, 7.50%, 04/01/24 .......... 5,181 5,336,430
5.13%, 12/15/26
(c)
................ 31,276 26,910,183
4.00%, 02/15/27
(c)
................ 27,301 22,926,805
4.50%, 01/15/29
(c)
................ 22,816 16,028,240
5.38%, 06/15/29
(c)
................ 31,059 23,081,921
Series U, 7.65%, 03/15/42 .......... 9,737 6,589,583
Quebecor Media, Inc., 5.75%, 01/15/23 ... 1,537 1,521,630
RCS & RDS SA, 2.50%, 02/05/25
(b)
...... EUR 1,800 1,542,807
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... USD 2,250 1,965,937
Sprint Capital Corp.
6.88%, 11/15/28 ................. 61,519 63,210,772
8.75%, 03/15/32 ................. 70,353 81,521,539
Switch Ltd.
(c)
3.75%, 09/15/28 ................. 18,423 18,307,856
4.13%, 06/15/29 ................. 43,299 42,884,895
TDC Holding A/S, 6.88%, 02/23/23
(b)(l)
.... GBP 1,400 1,545,584
Telecom Italia Capital SA
6.38%, 11/15/33 ................. USD 11,703 9,098,263
6.00%, 09/30/34 ................. 10,437 7,777,861
7.20%, 07/18/36 ................. 8,014 6,280,412
7.72%, 06/04/38 ................. 8,383 6,688,209
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 1,762 1,778,654
Telecom Italia SpA
4.00%, 04/11/24
(b)
................ 1,664 1,572,880
5.30%, 05/30/24
(c)
................ USD 1,907 1,800,570
2.75%, 04/15/25
(b)
................ EUR 2,013 1,814,935
3.00%, 09/30/25
(b)
................ 1,000 895,521
3.63%, 05/25/26
(b)
................ 1,900 1,701,925
1.63%, 01/18/29
(b)
................ 4,243 2,931,896
Virgin Media Finance plc, 3.75%, 07/15/30
(b)
1,533 1,073,101
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
................ GBP 300 265,460
4.50%, 08/15/30
(c)
................ USD 1,160 905,322
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 72,663 58,308,424
6.13%, 03/01/28 ................. 126,986 89,090,448
1,164,553,039

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
56
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities — 0.7%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(a)(j)
........... USD 8,330 $ 6,580,700
FirstEnergy Corp.
2.65%, 03/01/30 ................. 1,913 1,544,747
Series B, 2.25%, 09/01/30 .......... 1,684 1,295,552
Series C, 3.40%, 03/01/50 .......... 47,097 30,848,535
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 34,081 30,821,194
4.55%, 04/01/49 ................. 16,133 12,601,201
Naturgy Finance BV, (EUR Swap Annual 5 Year
+ 2.44%), 2.37%
(a)(b)(j)
............. EUR 2,100 1,574,450
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... USD 106 101,230
NRG Energy, Inc.
6.63%, 01/15/27 ................. 3,000 2,937,799
5.75%, 01/15/28 ................. 4,954 4,571,953
5.25%, 06/15/29
(c)
................ 2,059 1,801,625
3.63%, 02/15/31
(c)
................ 11,323 8,831,940
3.88%, 02/15/32
(c)
................ 72 56,163
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 10,825 9,384,734
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ................. 1,206 1,118,565
5.00%, 07/31/27 ................. 1,206 1,089,319
4.38%, 05/01/29 ................. 4,609 3,833,444
118,993,151
Electrical Equipment — 0.3%
Orano SA, 3.38%, 04/23/26
(b)
......... EUR 100 91,305
Sensata Technologies BV
(c)
5.63%, 11/01/24 ................. USD 2,862 2,845,916
5.00%, 10/01/25 ................. 2,784 2,656,131
4.00%, 04/15/29 ................. 4,683 3,875,134
5.88%, 09/01/30 ................. 15,275 14,292,206
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 37,276 30,007,180
53,767,872
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC
3.28%, 12/01/28 ................. 3,182 2,655,443
3.25%, 02/15/29 ................. 4,167 3,383,962
Coherent Corp., 5.00%, 12/15/29
(c)
...... 26,678 22,068,041
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. 37,572 31,391,782
3.75%, 02/15/31 ................. 14,268 11,238,975
70,738,203
Energy Equipment & Services — 1.0%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 2,411 2,159,244
6.25%, 04/01/28 ................. 48,816 42,909,020
CGG SA, 7.75%, 04/01/27
(b)
.......... EUR 221 182,920
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. USD 8,865 7,713,605
7.50%, 01/15/28 ................. 14,435 11,783,299
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 9,453 8,557,816
7.38%, 05/15/27
(c)
................ 32,799 30,271,837
Saipem Finance International BV
(b)
2.63%, 01/07/25 ................. EUR 1,600 1,349,458
3.38%, 07/15/26 ................. 1,000 764,498
Tervita Corp., 11.00%, 12/01/25
(c)
....... USD 5,460 5,883,150
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 6,899 6,381,161
USA Compression Partners LP
6.88%, 04/01/26 ................. 21,092 19,404,640
6.88%, 09/01/27 ................. 8,375 7,611,409
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Vallourec SA, 8.50%, 06/30/26
(b)
........ EUR 896 $ 818,729
Weatherford International Ltd.
(c)
11.00%, 12/01/24 ................ USD 1,058 1,076,515
6.50%, 09/15/28 ................. 10,618 9,556,200
8.63%, 04/30/30 ................. 15,581 13,568,617
169,992,118
Entertainment — 1.4%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(c)
.................... 3,803 2,937,818
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
.................... 49,587 36,942,315
Live Nation Entertainment, Inc.
(c)
4.88%, 11/01/24 ................. 1,420 1,373,637
6.50%, 05/15/27 ................. 70,781 68,109,017
4.75%, 10/15/27 ................. 15,785 13,704,300
3.75%, 01/15/28 ................. 8,973 7,604,618
Netflix, Inc., 4.63%, 05/15/29 .......... EUR 1,200 1,096,986
Playtika Holding Corp., 4.25%, 03/15/29
(c)
.. USD 19,965 15,966,809
Warnermedia Holdings, Inc.
(c)
5.14%, 03/15/52 ................. 106,704 77,554,442
5.39%, 03/15/62 ................. 40,099 29,068,223
WMG Acquisition Corp.
3.88%, 07/15/30
(c)
................ 1,633 1,337,862
2.25%, 08/15/31
(b)
................ EUR 1,557 1,087,231
256,783,258
Equity Real Estate Investment Trusts (REITs) — 1.5%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... USD 8,746 7,171,104
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 2,836 2,332,610
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 5,881 4,587,293
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 8,300 6,660,750
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 8,378 6,485,350
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
... GBP 3,232 3,192,784
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 ................. USD 5,499 4,550,258
5.63%, 07/15/32 ................. 7,771 6,216,800
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 35,332 28,427,067
3.50%, 03/15/31 ................. 61,356 42,719,115
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 27,605 24,016,350
4.50%, 02/15/29
(c)
................ 6,509 5,400,655
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 4,645 3,967,109
4.00%, 09/15/29 ................. 4,143 3,245,506
SBA Communications Corp.
3.88%, 02/15/27 ................. 43,348 38,445,775
3.13%, 02/01/29 ................. 25,500 20,508,885
Uniti Group LP
(c)
4.75%, 04/15/28 ................. 5,664 4,474,390
6.50%, 02/15/29 ................. 16,547 11,089,944
VICI Properties LP
3.50%, 02/15/25
(c)
................ 6,210 5,740,276
4.63%, 06/15/25
(c)
................ 2,625 2,470,198
4.50%, 09/01/26
(c)
................ 643 587,204
4.25%, 12/01/26
(c)
................ 1,423 1,284,391
4.50%, 01/15/28
(c)
................ 3,828 3,396,155
3.88%, 02/15/29
(c)
................ 2,854 2,394,234
4.63%, 12/01/29
(c)
................ 11,850 10,280,349
4.13%, 08/15/30
(c)
................ 9,140 7,633,911
5.63%, 05/15/52 ................. 11,645 9,634,939
266,913,402

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 ................. USD 14,847 $ 13,040,669
4.63%, 01/15/27 ................. 19,540 17,465,270
5.88%, 02/15/28 ................. 3,944 3,638,340
3.50%, 03/15/29 ................. 9,367 7,549,802
4.88%, 02/15/30 ................. 5,645 4,775,727
Bellis Acquisition Co. plc
(b)
3.25%, 02/16/26 ................. GBP 1,500 1,260,336
4.50%, 02/16/26 ................. 2,726 2,337,220
Casino Guichard Perrachon SA
(b)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(j)
.................... EUR 1,600 514,801
3.58%, 02/07/25
(l)
................ 1,400 794,332
6.63%, 01/15/26 ................. 600 300,483
5.25%, 04/15/27 ................. 866 409,509
Iceland Bondco plc, 4.63%, 03/15/25
(b)
.... GBP 1,800 1,507,342
Ocado Group plc, 3.88%, 10/08/26
(b)
..... 1,848 1,505,066
Performance Food Group, Inc.
(c)
5.50%, 10/15/27 ................. USD 2,942 2,673,778
4.25%, 08/01/29 ................. 28,973 24,122,920
Picard Groupe SAS, 3.88%, 07/01/26
(b)
... EUR 500 409,171
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 3,486 3,188,296
US Foods, Inc.
(c)
6.25%, 04/15/25 ................. 6,772 6,652,136
4.75%, 02/15/29 ................. 12,453 10,659,768
4.63%, 06/01/30 ................. 5,285 4,373,364
107,178,330
Food Products — 1.7%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 66,701 61,019,409
4.63%, 11/15/28 ................. 41,885 35,624,868
Darling Global Finance BV, 3.63%, 05/15/26
(b)
EUR 1,974 1,818,542
Darling Ingredients, Inc.
(c)
5.25%, 04/15/27 ................. USD 394 371,604
6.00%, 06/15/30 ................. 27,123 25,812,688
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 16,723 13,387,430
Kraft Heinz Foods Co.
6.50%, 02/09/40 ................. 8,755 8,797,800
4.88%, 10/01/49 ................. 44,521 36,693,547
5.50%, 06/01/50 ................. 50,123 45,089,595
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 19,294 17,502,166
4.13%, 01/31/30 ................. 15,789 13,361,284
4.38%, 01/31/32 ................. 15,929 13,161,336
Pilgrim's Pride Corp., 3.50%, 03/01/32
(c)
... 9,812 7,396,972
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 98 93,473
4.63%, 04/15/30 ................. 1,183 971,539
Premier Foods Finance plc, 3.50%, 10/15/26
(b)
GBP 469 416,311
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... USD 14,775 12,078,563
293,597,127
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 5,099 4,185,259
UGI International LLC, 2.50%, 12/01/29
(b)
.. EUR 1,574 1,147,829
5,333,088
Health Care Equipment & Supplies — 0.8%
Avantor Funding, Inc.
3.88%, 07/15/28
(b)
................ 1,235 1,041,136
4.63%, 07/15/28
(c)
................ USD 29,217 26,001,523
3.88%, 11/01/29
(c)
................ 14,425 11,715,985
Embecta Corp., 6.75%, 02/15/30
(c)
...... 9,135 8,433,558
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 11,428 11,806,609
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 2,728 2,230,925
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. USD 23,168 $ 18,573,554
5.25%, 10/01/29 ................. 77,397 58,434,735
Teleflex, Inc.
4.63%, 11/15/27 ................. 3,408 3,070,319
4.25%, 06/01/28
(c)
................ 4,023 3,499,085
144,807,429
Health Care Providers & Services — 3.3%
180 Medical, Inc., 3.88%, 10/15/29
(c)
..... 4,975 4,121,638
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 4,633 4,227,774
5.00%, 04/15/29 ................. 1,394 1,234,545
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 3,859 3,456,508
5.13%, 03/01/30 ................. 3,371 2,779,474
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
20,497 15,885,175
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 8,374 7,910,164
Centene Corp.
2.45%, 07/15/28 ................. 40,226 32,752,814
4.63%, 12/15/29 ................. 4,012 3,605,183
3.00%, 10/15/30 ................. 73,289 58,040,491
2.50%, 03/01/31 ................. 74,395 56,077,585
2.63%, 08/01/31 ................. 23,150 17,447,537
Chrome Bidco SASU, 3.50%, 05/31/28
(b)
... EUR 700 542,827
Community Health Systems, Inc.
(c)
8.00%, 03/15/26 ................. USD 3,399 2,942,811
5.63%, 03/15/27 ................. 24,389 18,772,213
6.00%, 01/15/29 ................. 27,485 20,201,110
5.25%, 05/15/30 ................. 5,127 3,569,674
Encompass Health Corp.
4.50%, 02/01/28 ................. 1,364 1,168,256
4.75%, 02/01/30 ................. 31,187 25,656,790
4.63%, 04/01/31 ................. 12,889 10,185,632
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 17,510 13,151,810
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 31,268 26,413,330
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(b)(j)
GBP 2,500 2,093,699
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. USD 11,569 10,946,762
4.38%, 02/15/27 ................. 2,392 1,976,585
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 10,382 7,238,400
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 4,722 4,358,000
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 6,668 6,017,870
3.88%, 11/15/30 ................. 5,310 4,456,524
3.88%, 05/15/32 ................. 13,960 11,435,006
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 13,986 11,818,170
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... 527 463,760
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 25,175 22,469,946
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 4,145 3,708,946
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 36,479 33,712,453
10.00%, 04/15/27 ................ 22,320 21,705,977
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 3,502 3,386,364
4.63%, 09/01/24
(c)
................ 11,186 10,826,258
4.88%, 01/01/26
(c)
................ 33,177 30,830,391
6.25%, 02/01/27
(c)
................ 18,573 17,331,395
5.13%, 11/01/27
(c)
................ 11,449 10,273,045
4.63%, 06/15/28
(c)
................ 923 806,671
6.13%, 10/01/28
(c)
................ 3,508 3,073,319
4.25%, 06/01/29
(c)
................ 2,479 2,053,232
4.38%, 01/15/30
(c)
................ 4,042 3,373,857

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
58
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.13%, 06/15/30
(c)
................ USD 28,973 $ 26,539,268
581,039,239
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 03/15/26
(b)
................ EUR 2,964 2,515,035
5.00%, 10/15/26
(c)
................ USD 12,786 12,183,236
5.00%, 05/15/27
(c)
................ 2,717 2,533,603
2.25%, 03/15/29
(b)
................ EUR 600 448,508
17,680,382
Hotels, Restaurants & Leisure — 5.0%
1011778 BC ULC
(c)
5.75%, 04/15/25 ................. USD 5,262 5,213,340
3.88%, 01/15/28 ................. 3,498 3,043,994
4.38%, 01/15/28 ................. 16,148 13,992,242
4.00%, 10/15/30 ................. 8,338 6,566,842
Accor SA, 0.70%, 12/07/27
(b)(h)
......... EUR 2,453 907,772
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
.................... 3,438 3,089,751
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 9,450 8,363,344
4.75%, 06/15/31
(c)
................ 12,498 10,119,631
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 21,030 17,617,554
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 60,342 58,154,602
8.13%, 07/01/27 ................. 67,330 64,305,873
4.63%, 10/15/29 ................. 51,771 39,557,318
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 7,345 7,087,190
Carnival Corp.
10.13%, 02/01/26
(b)
............... EUR 2,776 2,679,809
10.50%, 02/01/26
(c)
............... USD 45,140 44,661,967
7.63%, 03/01/26
(c)
................ 5,263 3,999,880
7.63%, 03/01/26
(b)
................ EUR 757 582,077
5.75%, 03/01/27
(c)
................ USD 56,501 39,581,776
9.88%, 08/01/27
(c)
................ 24,739 24,244,220
4.00%, 08/01/28
(c)
................ 33,794 27,262,972
6.00%, 05/01/29
(c)
................ 23,137 15,191,060
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 13,107 11,960,793
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 37,205 32,491,685
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 10,163 9,776,094
6.50%, 10/01/28 ................. 3,917 3,623,225
5.25%, 07/15/29 ................. 1,701 1,459,620
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 18,511 17,128,969
4.75%, 01/15/28 ................. 16,177 13,994,345
Cirsa Finance International SARL, 4.75%,
05/22/25
(b)
.................... EUR 1,557 1,358,085
Codere Finance 2 Luxembourg SA
( i )
8.00%, (8.00% Cash or 11.00% PIK),
09/30/26
(b)(l)
.................. 3,307 3,042,785
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(c)
.................. USD 350 298,796
2.00%, (2.00% Cash or 12.75% PIK),
11/30/27
(a)(b)
.................. EUR 609 489,068
CPUK Finance Ltd.
(b)
4.88%, 08/28/25 ................. GBP 1,750 1,774,198
4.50%, 08/28/27 ................. 200 186,313
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. USD 2,463 2,038,133
6.75%, 01/15/30 ................. 3,788 2,876,853
Food Service Project SA, 5.50%, 01/21/27
(b)
EUR 1,116 935,144
Gamma Bidco SpA
(b)
5.13%, 07/15/25 ................. 400 351,325
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.25%, 07/15/25 ................. EUR 2,472 $ 2,215,399
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ USD 5,562 5,436,034
5.75%, 05/01/28
(c)
................ 5,810 5,432,350
3.75%, 05/01/29
(c)
................ 9,095 7,510,469
4.88%, 01/15/30 ................. 23,969 20,853,030
4.00%, 05/01/31
(c)
................ 6,324 5,111,879
3.63%, 02/15/32
(c)
................ 7,490 5,736,581
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 2,120 1,945,100
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
.................... EUR 639 579,266
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... USD 8,718 8,662,815
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 12,356 11,243,960
8.00%, 04/15/26 ................. 12,109 10,353,195
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
17,701 15,576,880
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
11,924 8,221,003
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
12,364 11,508,968
MGM Resorts International, 5.75%, 06/15/25 744 711,018
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 13,007 10,714,841
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 4,784 4,048,460
NCL Corp. Ltd.
(c)
3.63%, 12/15/24 ................. 1,448 1,217,704
5.88%, 03/15/26 ................. 17,406 13,241,441
7.75%, 02/15/29 ................. 6,792 5,125,922
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 8,852 6,528,130
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
.................... 15,031 16,177,114
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 6,317 4,372,880
5.88%, 09/01/31 ................. 5,871 3,962,925
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 10,076 8,665,616
Royal Caribbean Cruises Ltd.
(c)
10.88%, 06/01/23 ................ 6,111 6,248,497
9.13%, 06/15/23 ................. 4,493 4,571,628
11.50%, 06/01/25 ................ 8,149 8,658,312
5.50%, 08/31/26 ................. 6,299 4,818,735
5.38%, 07/15/27 ................. 13,252 9,747,376
11.63%, 08/15/27 ................ 11,332 10,312,347
5.50%, 04/01/28 ................. 4,773 3,344,155
8.25%, 01/15/29 ................. 11,137 10,840,366
9.25%, 01/15/29 ................. 15,138 14,916,304
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 8,429 8,629,526
7.00%, 05/15/28 ................. 7,109 6,702,721
7.25%, 11/15/29 ................. 4,781 4,449,724
Six Flags Entertainment Corp., 5.50%,
04/15/27
(c)
.................... 6,500 5,707,585
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
8,275 8,271,515
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 12,401 10,178,329
4.63%, 12/01/31 ................. 12,586 9,506,018
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(b)
.................... GBP 1,000 973,073
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... USD 10,406 10,264,687
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 11,240 8,739,100
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 4,416 3,881,774
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 ................. 7,193 7,026,211
5.13%, 10/01/29 ................. 29,597 23,920,295

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ USD 1,103 $ 963,923
5.38%, 04/01/32 ................. 5,008 4,440,285
5.35%, 11/01/43 ................. 718 570,137
882,844,248
Household Durables — 0.8%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 1,575 1,319,924
4.63%, 08/01/29 ................. 4,879 3,542,410
4.63%, 04/01/30 ................. 6,214 4,450,156
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 12,607 9,332,584
4.88%, 02/15/30 ................. 15,788 11,687,304
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
14,315 12,975,407
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 6,390 5,718,727
K. Hovnanian Enterprises, Inc.
(c)
10.00%, 11/15/25 ................ 4,335 4,551,750
7.75%, 02/15/26 ................. 13,640 13,094,400
KB Home, 7.25%, 07/15/30 ........... 3,904 3,542,880
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 8,399 6,961,742
4.63%, 03/01/30 ................. 6,067 4,633,338
Meritage Homes Corp., 5.13%, 06/06/27 ... 2,751 2,438,013
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
8,960 8,781,875
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
23,509 13,929,082
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 6,829 6,359,506
5.13%, 08/01/30 ................. 4,190 3,382,189
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 11,333 8,930,677
3.88%, 10/15/31 ................. 9,652 7,070,090
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 4,958 4,287,183
5.70%, 06/15/28 ................. 3,737 3,178,899
140,168,136
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 6,992 5,565,457
4.13%, 04/30/31
(c)
................ 9,077 7,136,791
Energizer Holdings, Inc.
(c)
6.50%, 12/31/27 ................. 7,123 6,323,016
4.75%, 06/15/28 ................. 2,865 2,269,911
Spectrum Brands, Inc.
5.75%, 07/15/25 ................. 61 57,647
5.00%, 10/01/29
(c)
................ 3,830 3,046,725
3.88%, 03/15/31
(c)
................ 4,450 3,033,921
27,433,468
Independent Power and Renewable Electricity Producers
— 0.3%
(c)
Calpine Corp.
5.25%, 06/01/26 ................. 1,197 1,128,352
5.13%, 03/15/28 ................. 29,891 25,672,379
4.63%, 02/01/29 ................. 629 512,547
5.00%, 02/01/31 ................. 1,528 1,214,084
Clearway Energy Operating LLC
4.75%, 03/15/28 ................. 7,023 6,253,284
3.75%, 01/15/32 ................. 21,429 16,612,404
51,393,050
Insurance — 2.6%
Acrisure LLC, 6.00%, 08/01/29
(c)
........ 10,864 8,365,280
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 ................. 77,313 66,039,047
Security
Par (000)
Par (000) Value
Insurance (continued)
6.75%, 10/15/27 ................. USD 121,841 $ 105,001,236
5.88%, 11/01/29 ................. 82,253 66,807,671
AmWINS Group, Inc., 4.88%, 06/30/29
(c)
... 14,774 12,263,343
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(c)(i)
......... 7,649 7,764,055
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(b)(j)
................... GBP 700 462,659
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
..... 2,184 1,987,414
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
. USD 8,330 7,663,138
HUB International Ltd.
(c)
7.00%, 05/01/26 ................. 47,956 45,482,190
5.63%, 12/01/29 ................. 3,315 2,768,025
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.63%, 05/23/59
(a)(b)
... EUR 1,870 1,557,936
NFP Corp.
(c)
4.88%, 08/15/28 ................. USD 38,705 33,027,557
6.88%, 08/15/28 ................. 104,696 81,662,880
7.50%, 10/01/30 ................. 6,736 6,391,809
Ryan Specialty Group LLC, 4.38%, 02/01/30
(c)
8,762 7,431,381
454,675,621
Interactive Media & Services — 0.2%
Twitter, Inc.
(c)
3.88%, 12/15/27 ................. 20,923 19,620,025
5.00%, 03/01/30 ................. 8,779 8,413,003
28,033,028
Internet & Direct Marketing Retail — 0.3%
ANGI Group LLC, 3.88%, 08/15/28
(c)
..... 14,121 9,959,789
Go Daddy Operating Co. LLC
(c)
5.25%, 12/01/27 ................. 6,055 5,576,781
3.50%, 03/01/29 ................. 9,073 7,420,625
Match Group Holdings II LLC
(c)
4.63%, 06/01/28 ................. 11,281 9,856,774
5.63%, 02/15/29 ................. 72 65,558
4.13%, 08/01/30 ................. 3,886 3,191,378
3.63%, 10/01/31 ................. 11,905 8,988,275
Very Group Funding plc (The), 6.50%,
08/01/26
(b)
.................... GBP 1,238 950,324
46,009,504
IT Services — 1.8%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. USD 29,161 24,349,435
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 9,671 8,243,399
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 1,505 1,173,900
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
12,534 10,685,235
Block, Inc.
2.75%, 06/01/26 ................. 4,000 3,437,847
3.50%, 06/01/31 ................. 79,845 61,905,026
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 13,098 11,267,726
4.00%, 07/01/29 ................. 20,104 17,200,205
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 32,633 27,248,555
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 7,860 6,574,707
5.63%, 09/15/28 ................. 4,738 3,790,400
Centurion Bidco SpA, 5.88%, 09/30/26
(b)
... EUR 1,068 916,066
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(c)
............... USD 8,959 5,947,419
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 12,505 11,181,971
3.63%, 06/15/29 ................. 5,862 4,880,115
3.75%, 10/01/30 ................. 5,851 4,789,891
Global Payments, Inc.
4.95%, 08/15/27 ................. 4,600 4,382,606
5.40%, 08/15/32 ................. 18,523 17,188,806

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
60
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
5.95%, 08/15/52 ................. USD 23,417 $ 20,631,244
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 9,886 8,057,090
Nexi SpA, 0.00%, 02/24/28
(b)(h)(m)
........ EUR 1,500 1,023,907
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. USD 15,030 13,076,100
6.00%, 02/15/28 ................. 14,098 10,928,175
10.75%, 06/01/28 ................ 6,083 5,665,600
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 20,514 19,989,707
Twilio, Inc., 3.88%, 03/15/31 .......... 22,445 17,618,697
United Group BV
(b)
4.88%, 07/01/24 ................. EUR 2,996 2,727,053
4.00%, 11/15/27 ................. 4,099 2,829,026
327,709,908
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................ USD 5,723 4,811,870
6.20%, 10/01/40 ................. 12,474 11,741,693
5.45%, 11/01/41 ................. 22,266 18,654,165
35,207,728
Life Sciences Tools & Services — 0.3%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 4,643 4,043,449
3.75%, 03/15/29 ................. 1,064 885,046
4.00%, 03/15/31 ................. 4,889 3,942,605
PRA Health Sciences, Inc., 2.88%, 07/15/26 17,634 15,515,222
Syneos Health, Inc., 3.63%, 01/15/29 .... 45,311 36,080,243
60,466,565
Machinery — 1.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 11,691 10,755,720
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
.................... 6,818 5,653,179
EnPro Industries, Inc., 5.75%, 10/15/26 ... 6,448 6,206,200
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 10,037 7,502,657
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(i)
......... 19,436 18,221,250
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
6,469 5,505,184
Novafives SAS, 5.00%, 06/15/25
(b)
...... EUR 1,000 614,766
OT Merger Corp., 7.88%, 10/15/29
(c)
..... USD 7,687 5,207,943
Renk AG, 5.75%, 07/15/25
(b)
.......... EUR 621 556,191
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... USD 8,964 7,561,044
Schenck Process Holding GmbH, 5.38%,
06/15/23
(b)
.................... EUR 2,723 2,598,623
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
USD 6,116 5,977,167
Terex Corp., 5.00%, 05/15/29
(c)
........ 20,771 17,826,420
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 33,584 26,545,849
Titan International, Inc., 7.00%, 04/30/28 .. 4,434 4,023,013
TK Elevator Holdco GmbH
6.63%, 07/15/28
(b)
................ EUR 1,800 1,384,811
7.63%, 07/15/28
(c)
................ USD 14,812 12,405,050
TK Elevator Midco GmbH
4.38%, 07/15/27
(b)
................ EUR 8,054 6,610,658
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 59,758 50,806,849
Wabash National Corp., 4.50%, 10/15/28
(c)
. 12,338 9,564,479
205,527,053
Marine — 0.1%
(c)
Danaos Corp., 8.50%, 03/01/28 ........ 2,242 2,151,111
Seaspan Corp., 5.50%, 08/01/29 ....... 13,252 10,469,080
12,620,191
Security
Par (000)
Par (000) Value
Media — 5.5%
Adelphia Communications Corp.,Escrow,
Series B, 10.50%, 07/15/04
(d)(e)(k)
...... USD 800 $ —
Altice Financing SA
2.25%, 01/15/25
(b)
................ EUR 1,451 1,248,847
3.00%, 01/15/28
(b)
................ 949 699,299
5.00%, 01/15/28
(c)
................ USD 13,351 10,284,008
4.25%, 08/15/29
(b)
................ EUR 1,932 1,462,847
5.75%, 08/15/29
(c)
................ USD 57,697 44,150,898
AMC Networks, Inc.
4.75%, 08/01/25 ................. 6,612 5,908,032
4.25%, 02/15/29 ................. 4,970 3,674,622
Block Communications, Inc., 4.88%, 03/01/28
(c)
6,846 5,921,790
Cable One, Inc.
1.13%, 03/15/28
(h)
................ 16,595 11,948,400
4.00%, 11/15/30
(c)
................ 25,803 20,085,313
Century Communications Corp. Escrow, 0.00%,
03/15/13
(d)(e)(k)
.................. 625 —
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 21,719 16,631,440
5.50%, 04/01/63 ................. 14,478 10,938,244
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 25,126 23,347,299
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 71,223 60,164,715
7.75%, 04/15/28 ................. 60,167 45,426,085
7.50%, 06/01/29 ................. 66,062 47,894,950
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 25,057 19,142,671
CSC Holdings LLC
5.25%, 06/01/24 ................. 10,825 10,013,125
5.75%, 01/15/30
(c)
................ 12,310 8,749,517
4.13%, 12/01/30
(c)
................ 48,102 35,941,815
4.63%, 12/01/30
(c)
................ 15,282 10,391,760
3.38%, 02/15/31
(c)
................ 11,899 8,388,795
4.50%, 11/15/31
(c)
................ 22,991 17,270,379
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 11,337 9,773,741
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 61,801 50,630,275
5.75%, 12/01/28
(c)
................ 58,086 43,897,914
5.13%, 06/01/29 ................. 21,853 12,838,637
GCI LLC, 4.75%, 10/15/28
(c)
.......... 10,809 8,974,226
Lamar Media Corp., 3.75%, 02/15/28 ..... 2,767 2,417,016
LCPR Senior Secured Financing DAC
(c)
6.75%, 10/15/27 ................. 25,441 21,116,030
5.13%, 07/15/29 ................. 20,613 15,522,969
Liberty Broadband Corp.
(c)(h)
1.25%, 09/30/50 ................. 27,902 26,367,390
2.75%, 09/30/50 ................. 57,437 55,066,232
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 8,651 7,707,657
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 9,576 8,365,115
4.25%, 01/15/29 ................. 6,456 5,071,188
4.63%, 03/15/30 ................. 905 705,120
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 25,898 21,242,317
6.50%, 09/15/28 ................. 79,145 55,203,637
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
.. 1,213 967,004
SES SA
(a)(b)(j)
(EUR Swap Annual 5 Year + 5.40%), 5.63% EUR 1,200 1,127,606
(EUR Swap Annual 5 Year + 3.19%), 2.88% 1,000 727,860
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... USD 42,743 32,164,108
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 23,577 20,705,911
5.00%, 08/01/27 ................. 24,738 22,697,115

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
4.00%, 07/15/28 ................. USD 4,835 $ 4,112,554
5.50%, 07/01/29 ................. 5,366 4,826,623
4.13%, 07/01/30 ................. 699 568,175
3.88%, 09/01/31 ................. 26,642 20,659,273
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 5,853 4,814,502
Summer BC Bidco B LLC, 5.50%, 10/31/26
(c)
200 164,211
Summer BC Holdco B SARL, 5.75%,
10/31/26
(b)
.................... EUR 3,351 2,792,182
Summer BidCo BV
(b)( i )
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 1,551 1,060,727
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 1,222 831,847
Tele Columbus AG, 3.88%, 05/02/25
(b)
.... 2,990 2,363,057
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... USD 6,200 5,377,074
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 7,513 7,132,617
6.63%, 06/01/27 ................. 10,022 9,457,887
7.38%, 06/30/30 ................. 11,863 11,320,801
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
17,674 13,715,554
UPCB Finance VII Ltd., 3.63%, 06/15/29
(b)
.. EUR 1,019 796,320
Videotron Ltd., 3.63%, 06/15/29
(c)
....... USD 15,080 12,214,649
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
............... GBP 1,427 1,185,517
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... USD 27,420 22,175,925
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
EUR 1,537 1,077,031
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. USD 3,625 3,026,875
5.13%, 02/28/30 ................. 5,680 4,061,200
Ziggo BV
2.88%, 01/15/30
(b)
................ EUR 500 358,943
4.88%, 01/15/30
(c)
................ USD 3,105 2,452,950
979,520,413
Metals & Mining — 2.2%
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 1,118 1,076,148
6.13%, 02/15/28 ................. 23,439 20,704,372
ATI, Inc.
4.88%, 10/01/29 ................. 7,847 6,515,142
5.13%, 10/01/31 ................. 14,354 11,726,205
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 63,345 58,301,471
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 2,229 2,067,175
7.63%, 03/15/30 ................. 20,813 20,038,756
Commercial Metals Co.
4.13%, 01/15/30 ................. 4,582 3,761,895
4.38%, 03/15/32 ................. 4,902 3,872,580
Constellium SE
4.25%, 02/15/26
(b)
................ EUR 4,219 3,700,674
5.88%, 02/15/26
(c)
................ USD 11,277 10,346,647
5.63%, 06/15/28
(c)
................ 20,260 16,616,320
3.75%, 04/15/29
(c)
................ 50,390 36,788,782
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 8,555 6,421,597
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(c)
.................... 25,033 21,509,605
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 12,001 9,791,843
4.50%, 06/01/31 ................. 21,557 15,774,119
Mineral Resources Ltd., 8.50%, 05/01/30
(c)
. 7,566 7,311,782
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 18,535 14,642,650
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 39,627 33,077,846
4.75%, 01/30/30 ................. 45,276 37,126,320
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
3.88%, 08/15/31 ................. USD 33,502 $ 24,989,812
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 13,100 10,081,554
United States Steel Corp., 6.88%, 03/01/29 . USD 4,824 4,384,292
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... 6,297 4,266,218
384,893,805
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(c)
5.50%, 11/01/23 ................. 2,231 2,191,957
4.38%, 01/15/27 ................. 5,032 4,289,705
6,481,662
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 18,302 16,816,826
Oil, Gas & Consumable Fuels — 10.2%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 44,689 43,184,768
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 6,650 6,150,366
5.38%, 06/15/29 ................. 12,538 11,069,800
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 3,969 3,961,657
Apache Corp.
4.25%, 01/15/30 ................. 9,004 7,873,998
5.10%, 09/01/40 ................. 13,153 10,617,957
5.35%, 07/01/49 ................. 13,072 10,261,520
Ascent Resources Utica Holdings LLC
9.00%, 11/01/27
(b)
................ 215 262,258
9.00%, 11/01/27
(c)
................ 44,776 54,617,936
8.25%, 12/31/28
(c)
................ 1,027 986,817
5.88%, 06/30/29
(c)
................ 14,191 12,629,990
BP Capital Markets plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.17%), 4.25%
(a)(b)(j)
.............. GBP 575 537,689
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ USD 361 330,405
5.85%, 11/15/43 ................. 5,448 4,035,601
5.60%, 10/15/44 ................. 5,428 3,810,380
Callon Petroleum Co.
6.38%, 07/01/26 ................. 12,004 10,816,684
8.00%, 08/01/28
(c)
................ 45,873 42,317,843
7.50%, 06/15/30
(c)
................ 37,360 32,708,867
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 42,021 36,994,868
4.00%, 03/01/31 ................. 42,056 35,263,115
3.25%, 01/31/32 ................. 38,946 29,904,881
Chesapeake Energy Corp., 6.75%, 04/15/29
(c)
25,171 24,129,424
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 12,750 12,183,008
6.38%, 06/15/26 ................. 20,872 19,484,256
Civitas Resources, Inc., 5.00%, 10/15/26
(c)
. 5,912 5,370,934
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,886 5,404,890
CNX Resources Corp.
(c)
6.00%, 01/15/29 ................. 8,931 8,149,538
7.38%, 01/15/31 ................. 12,043 11,778,957
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 ................. 18,806 18,458,599
5.88%, 07/01/29 ................. 26,730 23,860,000
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 39,411 36,349,067
5.88%, 01/15/30 ................. 43,287 37,701,029
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 49,409 41,825,954
Crescent Energy Finance LLC, 7.25%,
05/01/26
(c)
.................... 38,682 34,752,682
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 3,801 3,439,905
6.00%, 02/01/29 ................. 4,529 4,053,455

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
62
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.00%, 04/01/29 ................. USD 5,777 $ 5,560,363
CrownRock LP
(c)
5.63%, 10/15/25 ................. 47,542 45,515,285
5.00%, 05/01/29 ................. 5,169 4,560,652
Cullinan Holdco Scsp, 4.63%, 10/15/26
(b)
.. EUR 811 666,139
DCP Midstream Operating LP
5.63%, 07/15/27 ................. USD 3,146 3,038,615
5.13%, 05/15/29 ................. 9,854 9,233,479
6.45%, 11/03/36
(c)
................ 8,938 8,165,824
6.75%, 09/15/37
(c)
................ 7,679 7,445,847
Diamondback Energy, Inc., 4.25%, 03/15/52 9,887 7,217,838
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 21,036 17,775,420
4.38%, 06/15/31 ................. 21,629 17,837,869
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(c)
.................... 22,870 21,554,975
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(j)
........... 46,712 40,691,008
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 22,499 21,036,565
5.38%, 06/01/29 ................. 14,861 13,597,815
6.50%, 09/01/30
(c)
................ 14,947 14,595,746
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 150 139,237
4.85%, 07/15/26 ................. 2,658 2,441,066
5.60%, 04/01/44 ................. 10,729 8,161,518
5.05%, 04/01/45 ................. 3,358 2,353,503
5.45%, 06/01/47 ................. 3,656 2,670,596
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 5,557 5,138,172
4.13%, 12/01/26 ................. 1,043 883,598
6.50%, 07/01/27
(c)
................ 11,727 10,836,785
4.50%, 01/15/29
(c)
................ 1,431 1,152,925
7.50%, 06/01/30
(c)
................ 4,802 4,537,749
4.75%, 01/15/31
(c)
................ 14,782 11,733,213
Genesis Energy LP
6.50%, 10/01/25 ................. 3,152 2,849,719
8.00%, 01/15/27 ................. 922 809,055
7.75%, 02/01/28 ................. 1,513 1,316,310
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 2,222 2,210,393
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 5,192 4,646,840
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 1,866 1,744,072
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 13,308 10,746,210
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 7,517 6,935,785
5.75%, 02/01/29 ................. 6,150 5,376,731
6.00%, 04/15/30 ................. 911 793,952
6.00%, 02/01/31 ................. 2,002 1,734,505
6.25%, 04/15/32 ................. 7,111 6,298,995
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 21,728 16,855,926
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 32,108 29,399,979
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 1,879 1,800,777
Matador Resources Co., 5.88%, 09/15/26 .. 10,183 9,823,235
MPLX LP, 4.95%, 03/14/52 ........... 26,110 20,432,946
Murphy Oil Corp.
5.75%, 08/15/25 ................. 675 650,915
5.88%, 12/01/27 ................. 4,769 4,457,775
6.13%, 12/01/42
(l)
................ 1,714 1,363,281
Neptune Energy Bondco plc, 6.63%, 05/15/25
(c)
4,626 4,294,616
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 48,469 45,909,837
6.50%, 09/30/26 ................. 75,573 69,821,895
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
USD 10,699 $ 9,517,937
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 9,239 9,337,718
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(c)
. 71,247 66,794,063
NuStar Logistics LP
5.75%, 10/01/25 ................. 5,919 5,485,552
6.00%, 06/01/26 ................. 5,812 5,320,217
6.38%, 10/01/30 ................. 1,866 1,596,673
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 1,800 1,849,500
8.00%, 07/15/25 ................. 2,122 2,249,320
5.88%, 09/01/25 ................. 6,869 6,889,779
7.20%, 03/15/29 ................. 5,695 5,865,850
8.88%, 07/15/30 ................. 7,849 8,738,291
6.63%, 09/01/30 ................. 44,038 44,698,570
7.50%, 05/01/31 ................. 4,628 4,836,260
6.45%, 09/15/36 ................. 25,413 25,413,000
6.20%, 03/15/40 ................. 29,184 28,235,520
6.60%, 03/15/46 ................. 10,630 10,948,900
Parkland Corp., 5.88%, 07/15/27
(c)
...... 6,300 5,840,100
PDC Energy, Inc., 6.13%, 09/15/24 ...... 2,601 2,559,846
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 4,672 4,263,200
6.88%, 04/01/27 ................. 6,153 5,952,751
Range Resources Corp., 4.88%, 05/15/25 .. 1,830 1,724,921
Repsol International Finance BV
(a)(b)(j)
(EUR Swap Annual 5 Year + 4.00%), 3.75% EUR 650 563,774
(EUR Swap Annual 5 Year + 4.41%), 4.25% 2,710 2,181,187
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. USD 24,138 21,134,656
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 3,239 2,778,398
SM Energy Co.
5.63%, 06/01/25 ................. 4,857 4,662,720
6.75%, 09/15/26 ................. 8,748 8,419,950
6.63%, 01/15/27 ................. 3,325 3,191,601
6.50%, 07/15/28 ................. 4,590 4,361,986
Southwestern Energy Co.
5.38%, 02/01/29 ................. 21,694 19,672,119
4.75%, 02/01/32 ................. 1,539 1,289,836
Sunoco LP, 6.00%, 04/15/27 .......... 637 607,411
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ................. 2,844 2,580,247
6.00%, 12/31/30 ................. 1,980 1,683,218
6.00%, 09/01/31 ................. 6,973 5,892,185
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
55,898 51,100,554
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 63 55,505
4.75%, 01/15/30 ................. 6,660 5,652,875
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 46,498 39,889,704
4.13%, 08/15/31 ................. 48,092 39,890,871
3.88%, 11/01/33 ................. 94,856 73,750,540
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 8,400 7,728,000
Western Midstream Operating LP
4.75%, 08/15/28 ................. 1,800 1,638,000
5.45%, 04/01/44 ................. 18,187 14,919,562
5.30%, 03/01/48 ................. 8,789 7,228,952
5.50%, 08/15/48 ................. 6,422 5,193,793
5.50%, 02/01/50
(l)
................ 48,323 39,020,822
1,807,301,083
Paper & Forest Products — 0.0%
Fabric BC SpA, (EURIBOR 3 Month + 4.13%),
4.71%, 08/31/26
(a)(b)
.............. EUR 900 870,755

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Personal Products — 0.1%
Coty, Inc.
3.88%, 04/15/26
(b)
................ EUR 2,009 $ 1,772,029
4.75%, 04/15/26
(b)
................ 1,600 1,352,155
4.75%, 01/15/29
(c)
................ USD 1,042 881,522
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 7,708 5,988,345
9,994,051
Pharmaceuticals — 0.6%
Bayer AG, (EUR Swap Annual 5 Year + 3.75%),
4.50%, 03/25/82
(a)(b)
.............. EUR 700 590,765
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 ................. USD 5,833 5,202,921
3.13%, 02/15/29 ................. 9,563 7,375,464
3.50%, 04/01/30 ................. 15,897 12,506,488
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(b)
................ EUR 805 646,723
5.50%, 01/15/28
(c)
................ USD 14,714 12,139,050
Elanco Animal Health, Inc., 6.40%, 08/28/28
(l)
6,159 5,437,104
Gruenenthal GmbH
(b)
3.63%, 11/15/26 ................. EUR 1,502 1,258,590
4.13%, 05/15/28 ................. 1,289 1,046,202
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... USD 7,418 6,407,297
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(b)
................ EUR 3,831 3,386,635
Organon & Co.
(c)
4.13%, 04/30/28 ................. USD 19,465 16,642,575
5.13%, 04/30/31 ................. 23,493 19,244,526
Rossini SARL, 6.75%, 10/30/25
(b)
....... EUR 300 284,457
Teva Pharmaceutical Finance Netherlands II
BV
1.25%, 03/31/23
(b)
................ 643 619,656
6.00%, 01/31/25 ................. 3,400 3,252,614
4.50%, 03/01/25 ................. 1,794 1,655,245
3.75%, 05/09/27 ................. 551 454,045
1.63%, 10/15/28
(b)
................ 500 345,253
4.38%, 05/09/30 ................. 359 276,699
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. USD 1,245 1,209,829
3.15%, 10/01/26 ................. 6,826 5,562,336
4.75%, 05/09/27 ................. 5,800 4,900,623
110,445,097
Professional Services — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
.. 6,115 5,152,560
CoreLogic, Inc., 4.50%, 05/01/28
(c)
...... 27,421 18,646,280
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)
.................... 24,255 20,010,375
KBR, Inc., 4.75%, 09/30/28
(c)
.......... 16,751 14,390,381
La Financiere Atalian SASU
(b)
5.13%, 05/15/25 ................. EUR 3,495 3,249,729
6.63%, 05/15/25 ................. GBP 1,000 1,062,956
Science Applications International Corp.,
4.88%, 04/01/28
(c)
............... USD 8,878 7,898,356
70,410,637
Real Estate Management & Development — 0.4%
ADLER Group SA
(b)
3.25%, 08/05/25 ................. EUR 2,400 1,293,666
2.75%, 11/13/26 ................. 2,100 1,029,053
Aroundtown SA, (GBP Swap 5 Year + 4.38%),
4.75%
(a)(b)(j)
................... GBP 2,736 2,046,770
ATF Netherlands BV, (EUR Swap Annual 5
Year + 4.38%), 3.75%
(a)(b)(j)
.......... EUR 400 344,473
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
............... USD 18,529 17,186,574
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(b)
............... EUR 1,800 $ 1,276,672
DIC Asset AG, 2.25%, 09/22/26
(b)
....... 1,100 767,920
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(b)
.... 2,725 1,779,311
Heimstaden Bostad AB, (EUR Swap Annual 5
Year + 3.15%), 2.63%
(a)(b)(j)
.......... 3,725 2,119,588
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 ................. USD 719 596,770
4.13%, 02/01/29 ................. 6,258 4,834,305
4.38%, 02/01/31 ................. 9,001 6,465,463
Realogy Group LLC
(c)
5.75%, 01/15/29 ................. 15,554 11,218,323
5.25%, 04/15/30 ................. 10,049 6,824,175
SBB Treasury OYJ
(b)
0.75%, 12/14/28 ................. EUR 100 60,763
1.13%, 11/26/29 ................. 600 360,933
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)(l)
.............. GBP 2,516 3,156,926
WeWork Cos. LLC, 5.00%, 07/10/25
(c)
.... USD 12,875 7,469,624
68,831,309
Road & Rail — 1.2%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
11,529 9,746,961
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
2,638 2,166,180
BCP V Modular Services Finance II plc
(b)
4.75%, 11/30/28 ................. EUR 2,400 1,881,696
6.13%, 11/30/28 ................. GBP 1,900 1,644,362
EC Finance plc, 3.00%, 10/15/26
(b)
...... EUR 1,774 1,508,243
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. USD 5,759 4,678,389
5.00%, 12/01/29 ................. 6,757 5,025,519
Loxam SAS
(b)
4.25%, 04/15/24 ................. EUR 300 282,719
3.25%, 01/14/25 ................. 1,531 1,350,411
3.75%, 07/15/26 ................. 1,102 911,431
4.50%, 02/15/27 ................. 1,305 1,080,703
5.75%, 07/15/27 ................. 989 746,337
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(b)(j)
.............. GBP 300 261,943
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. USD 11,396 9,498,452
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 14,289 14,253,278
0.00%, 12/15/25
(h)(m)
.............. 25,622 21,263,891
8.00%, 11/01/26
(c)
................ 13,528 13,506,626
7.50%, 09/15/27
(c)
................ 49,020 48,039,600
6.25%, 01/15/28
(c)
................ 18,610 17,307,300
4.50%, 08/15/29
(c)
................ 64,716 54,401,887
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 7,264 6,355,600
215,911,528
Semiconductors & Semiconductor Equipment — 0.7%
ams -OSRAM AG
(b)(h)
0.00%, 03/05/25
(m)
............... EUR 800 621,971
2.13%, 11/03/27 ................. 1,000 644,011
Broadcom, Inc., 3.47%, 04/15/34
(c)
...... USD 20,000 15,005,079
Entegris Escrow Corp., 4.75%, 04/15/29
(c)
.. 100,538 88,556,343
Entegris , Inc.
(c)
4.38%, 04/15/28 ................. 4,616 3,913,537
3.63%, 05/01/29 ................. 7,261 5,746,050
Synaptics, Inc., 4.00%, 06/15/29
(c)
....... 11,157 8,981,994
123,468,985

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
64
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Software — 3.8%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... USD 8,476 $ 8,007,277
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
83,842 66,282,970
Boxer Parent Co., Inc.
6.50%, 10/02/25
(b)
................ EUR 3,621 3,318,092
7.13%, 10/02/25
(c)
................ USD 18,349 17,983,396
9.13%, 03/01/26
(c)
................ 35,633 34,243,313
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 12,194 11,033,253
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.95%, 05/15/28
(a)(b)
......... EUR 1,069 971,717
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... USD 40,383 38,391,916
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
.................... 78,743 78,266,211
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 54,362 44,837,778
4.88%, 07/01/29 ................. 39,491 30,921,453
Condor Merger Sub, Inc., 7.38%, 02/15/30
(c)
55,319 45,226,878
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 4,772 4,205,063
6.50%, 10/15/28 ................. 4,321 3,667,975
Elastic NV, 4.13%, 07/15/29
(c)
......... 23,109 18,252,413
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 11,253 9,588,456
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 8,848 6,609,456
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 22,603 18,623,741
NCR Corp.
(c)
5.00%, 10/01/28 ................. 5,065 3,985,032
5.13%, 04/15/29 ................. 523 392,261
6.13%, 09/01/29 ................. 4,012 3,454,395
NortonLifeLock, Inc., 7.13%, 09/30/30
(c)
... 13,445 13,004,139
Open Text Corp.
(c)
3.88%, 02/15/28 ................. 717 592,973
3.88%, 12/01/29 ................. 12,887 9,925,954
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
5,928 4,734,160
Picard Midco, Inc., 6.50%, 03/31/29
(c)
..... 117,044 98,867,067
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 734 683,742
4.00%, 02/15/28 ................. 6,752 5,905,198
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
56,829 51,839,075
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 10,443 7,997,719
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
40,003 32,640,048
674,453,121
Specialty Retail — 1.9%
Arko Corp., 5.13%, 11/15/29
(c)
......... 11,050 8,619,000
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 1,110 937,950
4.75%, 03/01/30 ................. 412 321,765
5.00%, 02/15/32
(c)
................ 8,384 6,456,186
Carvana Co.
(c)
5.50%, 04/15/27 ................. 15,693 8,552,685
4.88%, 09/01/29 ................. 8,186 3,990,675
10.25%, 05/01/30 ................ 9,869 6,587,557
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
.................... GBP 2,096 1,585,546
Douglas GmbH, 6.00%, 04/08/26
(b)
...... EUR 600 446,950
Dufry One BV, 2.50%, 10/15/24
(b)
....... 1,200 1,079,035
eG Global Finance plc
4.38%, 02/07/25
(b)
................ 817 688,603
6.75%, 02/07/25
(c)
................ USD 22,259 20,078,063
6.25%, 10/30/25
(b)
................ EUR 4,509 3,820,883
8.50%, 10/30/25
(c)
................ USD 16,076 14,059,811
Goldstory SASU, 5.38%, 03/01/26
(b)
..... EUR 2,940 2,449,145
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
USD 1,146 922,771
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 12,795 9,732,498
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
7,880 6,440,223
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 7,114 4,819,735
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... USD 10,999 $ 8,517,253
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 5,995 4,810,987
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 4,526 4,005,510
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 8,848 8,099,518
3.75%, 06/15/29 ................. 3,793 3,014,689
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 5,438 4,653,782
7.75%, 02/15/29 ................. 40,619 36,310,949
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
.. 2,511 1,971,135
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 4,541 3,757,501
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 39,067 33,558,162
6.13%, 07/01/29 ................. 33,274 26,722,406
6.00%, 12/01/29 ................. 40,299 32,139,259
Staples, Inc., 7.50%, 04/15/26
(c)
........ 17,214 14,453,047
Tendam Brands SAU
(b)
5.00%, 09/15/24 ................. EUR 346 314,513
(EURIBOR 3 Month + 5.25%), 5.52%,
09/15/24
(a)
................... 364 336,582
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. USD 41,265 33,670,589
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(i)
........... 17,016 14,415,972
332,340,935
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 96 62,558
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.
(c)
4.25%, 03/15/29 ................. 4,528 3,599,760
4.13%, 08/15/31 ................. 10,593 8,063,180
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(b)(e)(h)(k)
............ EUR 2,700 1,863,212
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
... USD 6,372 5,076,760
Levi Strauss & Co., 3.50%, 03/01/31
(c)
.... 11,182 8,721,960
William Carter Co. (The), 5.63%, 03/15/27
(c)
. 2,686 2,511,249
29,836,121
Thrifts & Mortgage Finance — 0.4%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 22,501 21,503,981
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 12,247 7,669,684
Jerrold Finco plc, 4.88%, 01/15/26
(b)
..... GBP 761 658,513
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 ................. USD 3,906 3,145,141
4.75%, 06/15/29 ................. 2,924 2,189,053
MGIC Investment Corp., 5.25%, 08/15/28 .. 8,434 7,534,767
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 3,788 3,234,005
5.13%, 12/15/30 ................. 3,825 2,773,890
5.75%, 11/15/31 ................. 3,079 2,258,060
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.63%), 5.75%
(a)(b)(j)
.............. GBP 400 356,626
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. USD 20,223 16,582,860
67,906,580
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
8,144 6,595,907
Fortress Transportation & Infrastructure
Investors LLC
(c)
6.50%, 10/01/25 ................. 4,792 4,501,665
9.75%, 08/01/27 ................. 4,021 3,931,773
5.50%, 05/01/28 ................. 11,814 9,449,546
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 5,510 4,021,321

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
.................... USD 1,225 $ 961,625
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 4,513 4,061,700
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 25,481 21,497,046
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 1,941 1,756,663
WESCO Distribution, Inc.
(c)
7.13%, 06/15/25 ................. 31,356 31,373,246
7.25%, 06/15/28 ................. 22,511 22,048,430
110,198,922
Transportation Infrastructure — 0.1%
(b)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(j)
. EUR 1,800 1,426,253
Autostrade per l'Italia SpA
1.88%, 11/04/25 ................. 700 617,432
1.75%, 02/01/27 ................. 1,700 1,392,447
1.63%, 01/25/28 ................. 725 558,592
2.00%, 12/04/28 ................. 3,754 2,832,104
2.00%, 01/15/30 ................. 3,748 2,741,513
9,568,341
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(b)
.................... GBP 779 721,903
Wireless Telecommunication Services — 0.7%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... USD 82,572 72,213,523
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(c)(i)
........ 13,285 5,169,657
Matterhorn Telecom SA, 4.00%, 11/15/27
(b)
. EUR 1,718 1,471,156
SoftBank Group Corp.
(b)
2.13%, 07/06/24 ................. 2,741 2,464,696
4.50%, 04/20/25 ................. 1,300 1,164,643
4.75%, 07/30/25 ................. 1,409 1,251,070
3.13%, 09/19/25 ................. 2,500 2,098,351
2.88%, 01/06/27 ................. 994 743,173
Sprint Corp., 7.63%, 03/01/26 ......... USD 16,450 17,014,759
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
................ GBP 1,463 1,229,218
4.25%, 01/31/31
(c)
................ USD 1,235 935,747
4.50%, 07/15/31
(b)
................ GBP 2,742 2,166,068
4.75%, 07/15/31
(c)
................ USD 21,254 16,397,377
Vodafone Group plc
(a)(b)
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78 ............... EUR 1,200 1,017,586
(GBP Swap 5 Year + 3.27%), 4.88%,
10/03/78 .................... GBP 1,529 1,459,660
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80 ............... EUR 1,400 1,173,120
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80 ......... 1,300 939,941
128,909,745
Total Corporate Bonds — 80.8%
(Cost: $16,581,646,433) ........................... 14,303,463,171
Floating Rate Loan Interests
Aerospace & Defense — 0.5%
(a)
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. USD 3,127 2,986,285
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 02/01/28 46,429 43,921,952
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 10.57%
,
 02/01/29 34,253 32,304,954
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Spirit Aerosystems , Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 01/15/25 USD 13,921 $ 13,751,101
92,964,292
Airlines — 0.7%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.46%
,
 04/20/28 39,699 38,389,157
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 6.42%
,
 08/11/28 .......... 16,732 15,880,416
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.78%
,
 06/21/27 11,483 11,509,802
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 6.46%
,
 10/20/27 ..... 14,772 14,783,522
United AirLines , Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 6.53%
,
 04/21/28 36,877 35,130,192
115,693,089
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 04/30/26
(a)
1,969 1,858,335
Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 9.65%
,
 01/24/30
(a)
... 1,936 1,752,080
Capital Markets — 0.1%
(a)
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
10.25%
,
 08/02/29 ................ 12,959 11,598,333
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.76%
,
 11/28/23 ................. 5,188 5,175,493
16,773,826
Chemicals — 0.4%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(n)
..................... 1,607 1,479,431
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 09/30/28 ..... 10,928 10,058,098
Ascend Performance Materials Operations
LLC, Term Loan, (SOFR 6 Month + 4.75%),
8.83%
,
 08/27/26 ................. 19,793 19,342,923
Discovery Purchaser Corp., Term Loan,
08/04/29
(n)
..................... 32,484 29,641,650
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 7.44%
,
 09/22/28 12,551 11,719,755
72,241,857
Commercial Services & Supplies — 0.2%
(a)
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
7.37%
,
 12/15/28 ................. 36,621 31,158,108
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
11.62%
,
 11/02/28
(d)
............... 12,384 10,897,920
42,056,028
Communications Equipment — 0.1%
Viasat , Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.65%
,
 03/02/29
(a)
.......... 12,128 10,718,376

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
66
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.6%
(a)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
6.60% - 7.92%
,
 06/21/24 ........... USD 122,091 $ 105,960,365
Propulsion (BC) Finco , Term Loan, (SOFR 3
Month + 4.00%), 7.18%
,
 09/14/29
(d)
.... 7,476 7,083,861
113,044,226
Containers & Packaging — 0.1%
(a)
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (SOFR 1 Month + 4.18%),
7.31%
,
 04/13/29 ................. 3,818 3,596,236
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
6.38%
,
 04/03/24 ................. 15,829 14,710,921
18,307,157
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 12/10/29 ................. 8,164 7,067,003
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 7.01%
,
 01/15/27 ........... 3,705 3,574,873
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 8.67%
,
 09/01/25 ..... 25,489 20,125,649
30,767,525
Diversified Financial Services — 0.2%
(a)
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
9.87%
,
 04/07/28
(d)
................ 16,090 15,526,850
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.78%
,
 10/19/27 ................. 13,979 13,052,554
28,579,404
Diversified Telecommunication Services — 0.3%
(a)
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
7.44%
,
 05/01/28 ................. 9,546 8,853,766
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 03/09/27 43,769 36,443,258
45,297,024
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 06/28/24
(a)(d)
758 454,660
Food Products — 0.0%
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 6.62%
,
 10/25/27
(a)
.... 2,807 2,549,226
Health Care Equipment & Supplies — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.62%
,
 11/03/28
(a)
18,695 16,942,473
Health Care Providers & Services — 0.1%
(a)
Envision Healthcare Corp., Term Loan
(SOFR 3 Month + 4.25%), 6.83%, 03/31/27 20,313 8,836,041
(SOFR 3 Month + 7.88%), 10.53%, 03/31/27 3,030 2,901,124
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.25%), 10.60%
,
 04/29/25 ... 13,919 9,325,530
21,062,695
Security
Par (000)
Par (000) Value
Health Care Technology — 0.6%
(a)
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 06/02/28 ................. USD 9,981 $ 9,187,802
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
10.12%
,
 04/02/29
(d)
............... 51,434 49,890,913
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 7.12%
,
 08/27/25 54,456 52,686,130
111,764,845
Hotels, Restaurants & Leisure — 0.1%
(a)
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 7.03%
,
 01/27/29 19,613 18,162,422
IRB Holding Corp., Term Loan B, (SOFR 1
Month + 3.00%), 5.70%
,
 12/15/27 ..... 3,187 2,979,807
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 11/01/26 ................. 2,698 2,569,845
23,712,074
Household Durables — 0.2%
(a)
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 6.34%
,
 02/26/29 13,231 10,829,573
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 10/06/28 ................. 25,262 19,653,879
30,483,452
Insurance — 0.1%
Sedgwick Claims Management Services, Inc.,
Term Loan
(a)
(LIBOR USD 1 Month + 3.25%),
6.37%, 12/31/25 ............... 2,325 2,197,317
(LIBOR USD 1 Month + 3.75%),
6.87%, 09/03/26 ............... 4,912 4,683,163
(LIBOR USD 1 Month + 4.25%),
7.37%, 09/03/26 ............... 4,580 4,405,593
11,286,073
Interactive Media & Services — 0.1%
(a)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 7.70%
,
 02/16/28 ..... 3,385 3,236,358
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 7.62%
,
 01/29/26 ..... 9,412 8,794,717
12,031,075
Internet & Direct Marketing Retail — 0.0%
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 6.62%
,
 02/12/27
(a)(d)
......... 5,464 4,726,657
IT Services — 0.2%
(a)
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
10.87%
,
 07/31/28 ................ 6,927 6,733,044
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 10/01/27 ................. 29,940 28,464,993
35,198,037
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (SOFR 6
Month + 6.50%), 8.35%
,
 05/25/27
(a)
.... 5,880 5,725,906

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Machinery — 0.4%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 10/21/28 .... USD 4,254 $ 4,028,651
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 49,558 44,271,854
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.63%
,
 04/05/29 ........... 15,415 14,220,511
62,521,016
Media — 0.6%
(a)
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
10.06%
,
 09/01/25 ................ 7,771 6,268,645
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.31%
,
 08/21/26 ................. 48,735 43,389,577
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 8.12%
,
 08/02/27 54,466 50,605,767
Intelsat Jackson Holdings SA, Term Loan B,
(SOFR 6 Month + 4.25%), 7.44%
,
 02/01/29 12,551 11,750,976
Promotora de Informaciones SA, Facility Term
Loan B, (EURIBOR 6 Month + 5.25%),
5.25%
,
 12/31/26 ................. EUR 307 267,149
112,282,114
Oil, Gas & Consumable Fuels — 1.0%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 11.46%
,
 11/01/25 ........... USD 141,095 147,914,041
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 12/21/28 ................. 16,772 15,490,138
M6 ETX Holdings II Midco LLC, Term Loan,
(SOFR 1 Month + 4.50%), 7.62%
,
 09/19/29 10,737 10,522,260
173,926,439
Professional Services — 0.1%
(a)
CoreLogic , Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 9.63%
,
 06/04/29
(d)
18,151 12,161,100
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (SOFR 3 Month + 4.25%),
0.00%
,
 06/22/29 ................. 1,207 1,130,189
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (SOFR 3 Month
+ 4.25%), 7.90%
,
 06/22/29 .......... 2,615 2,448,744
Galaxy US Opco , Inc., 1st Lien Term
Loan, (SOFR 1 Month + 4.75%),
7.78%
,
 04/29/29
(d)
................ 9,545 8,948,289
24,688,322
Road & Rail — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
7.04%
,
 04/06/28
(a)
................ 7,926 7,222,513
Software — 3.0%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(n)
................. 13,510 12,078,356
Athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 6.58%
,
 02/15/29 ..... 79,513 71,084,222
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
8.62%
,
 02/27/26 ................. 27,676 25,600,300
Security
Par (000)
Par (000) Value
Software (continued)
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/02/25 USD 3,666 $ 3,465,926
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/08/28
(d)
20,113 17,599,168
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 9.12%
,
 10/08/29
(d)
23,214 19,499,785
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 9,902 8,943,260
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.12%
,
 12/01/27 ................. 5,472 5,196,813
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 7.45%
,
 03/11/28 3,276 3,089,754
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.87%
,
 07/27/28 ................. 45,612 41,051,039
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 8.25%),
11.37%
,
 07/27/29 ................ 30,053 27,523,439
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 3.75%), 6.87%
,
 03/01/29 .......... 48,080 43,727,169
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
6.87%, 09/13/24 ............... 7,383 7,020,854
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 9.28%
,
 02/23/29 4,143 3,870,266
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
10.92%
,
 12/18/28
(d)
............... 12,161 11,552,950
Proofpoint , Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 9.32%
,
 08/31/29 27,151 26,030,782
RealPage , Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 9.62%
,
 04/23/29 51,502 49,602,917
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/17/27 .... 4,961 4,429,527
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/17/27 .... 7,908 7,060,931
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 7.17%
,
 10/07/27 .... 19,529 18,748,162
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 11.67%
,
 10/09/28
(d)
.... 61,702 61,239,235
TIBCO Software, Inc., Term Loan B, (SOFR 1
Month + 4.50%), 8.15%
,
 03/30/29 ..... 35,945 32,209,236
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 26,958 25,340,150
525,964,241
Specialty Retail — 0.0%
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 7.78%
,
 04/16/26
(a)
.... 5,541 4,846,157
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 7.20% - 7.73%
,
 02/20/29
(a)
..... 24,767 23,249,672
Trading Companies & Distributors — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien
Term Loan, (SOFR 1 Month + 4.63%),
7.76%
,
 06/11/26 ................. 2,276 2,167,476
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 01/31/28 ................. 1,915 1,720,401

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
68
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
SRS Distribution, Inc., Term Loan, (SOFR 3
Month + 3.50%), 6.18%
,
 06/02/28 ..... USD 9,716 $ 8,909,499
12,797,376
Transportation Infrastructure — 0.2%
(a)
Brown Group Holdings LLC, Term Loan B2,
(SOFR 1 Month + 3.75%), 6.78%
,
 07/02/29 13,343 12,903,748
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 09/22/28 ................. 2,981 2,840,264
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 09/21/29 ................. 1,328 1,265,857
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 8.12%
,
 09/21/26 ..... 22,956 22,525,110
39,534,979
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/27/24
(a)
................ 12,526 11,137,606
Total Floating Rate Loan Interests — 10.5%
(Cost: $2,007,477,057) ........................... 1,864,160,827
Foreign Agency Obligations
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(b)
......... EUR 1,675 1,280,435
France — 0.1%
Electricite de France SA
(a)(b)(j)
(GBP Swap Semi 13 Year + 4.23%), 6.00% GBP 3,900 3,374,772
(EUR Swap Annual 5 Year + 3.37%), 2.88% EUR 1,200 895,217
(EUR Swap Annual 5 Year + 3.20%), 3.00% 400 284,697
(EUR Swap Annual 5 Year + 3.97%), 3.38% 7,000 4,652,154
9,206,840
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(b)
3.63%, 09/24/24 ................. 400 354,832
2.63%, 04/28/25 ................. 1,750 1,465,803
1.88%, 01/09/26 ................. 201 158,603
Poste Italiane SpA , (EURIBOR Swap Rate 5
Year + 2.68%), 2.63%
(a)(b)(j)
........... 2,975 2,068,653
4,047,891
Total Foreign Agency Obligations — 0.1%
(Cost: $23,202,943) .............................. 14,535,166
Beneficial Interest
(000)
Other Interests
(o)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(e)(k)
................ USD 11,550 42,735
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds
(a)
.................. 5,500 20,350
Lehman Brothers Holdings, Inc.
(d)(e)
....... 7,598 —
Lehman Brothers Holdings, Inc.
(e)(k)
....... 5,675 20,997
84,082
Independent Power and Renewable Electricity Producers — 0.0%
(a)(d)(e)(k)
GenOn Energy Holdings LLC., Escrow .... 1,864 —
GenOn Energy Holdings LLC., Escrow
(g)
... 3,270 —
—
Security
Beneficial Interest
(000) Value
Media — 0.0%
Adelphia Communications Corp., Escrow
(d)(e)(k)
USD 325 $ —
Total Other Interests — 0.0%
(Cost: $—) .................................... 84,082
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.4%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(b)
.. EUR 800 677,356
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% ................. USD 12,335 10,392,237
JPMorgan Chase & Co.
Series FF, (SOFR 6 Month + 3.38%), 5.00% 10,732 9,677,581
Series HH, (SOFR 6 Month + 3.13%),
4.60% ...................... 5,845 5,091,580
PNC Financial Services Group, Inc. (The),
Series V, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.24%),
6.20% ........................ 19,049 18,001,305
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 15,010 12,692,831
56,532,890
Capital Markets — 0.3%
(a)(j)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 63,428 46,593,138
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 9,899 8,958,595
55,551,733
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)
(j)
............................ 10,625 9,106,882
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(j)
............ 34,000 27,965,000
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(c)(j)
..................... 15,109 13,190,308
Total Capital Trusts — 0.9%
(Cost: $197,107,440) ............................. 162,346,813
Shares
Shares
Preferred Stocks — 0.2%
Capital Markets — 0.1%
Verscend Intermediate Holding Corp., 12.25%
(d)
(j)
............................ 9,756 11,263,408
Insurance — 0.1%
Alliant Holdings I, Inc., 9.75%
(d)
......... 20,162 17,886,735

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2022
Security
Shares
Shares Value
Thrifts & Mortgage Finance — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15
cost $3,626,127)
(e)(f)
............... 3,704,388 $ 62,012
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC
(p)
............... 235,644 5,891,091
Total Preferred Stocks — 0.2%
(Cost: $68,614,819) .............................. 35,103,246
Total Preferred Securities — 1.1%
(Cost: $265,722,259) ............................. 197,450,059
Total Long-Term Investments — 93.4%
(Cost: $19,118,792,903) ........................... 16,537,262,045
Short-Term Securities
Money Market Funds — 5.3%
(q)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 921,378,283 921,378,283
SL Liquidity Series, LLC, Money Market Series,
3.29%
(s)
....................... 9,777,201 9,777,201
Total Short-Term Securities — 5.3%
(Cost: $931,151,621) ............................. 931,155,484
Total Options Purchased — 0.0%
(Cost: $828,387) ................................ 882,069
Total Investments Before Options Written and Investments Sold
Short — 98.7%
(Cost: $20,050,772,911 ) ........................... 17,469,299,598
Total Options Written — (0.0)%
(Premium Received — $(216,642)) ................... (267,985)
Security
Shares
Shares Value
Investments Sold Short
(e)
Common Stocks – (0.0)%
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(e)
.................... (388) $ (3,030)
Total Common Stocks — (0.0)%
(Proceeds: $(5,919)) ............................. (3,030)
Total Investments Sold Short — (0.0)%
(Proceeds: $(5,919)) ............................. (3,030)
Total Investments Net of Options Written and Investments Sold
Short — 98.7%
(Cost: $20,050,550,350 ) ........................... 17,469,028,583
Other Assets Less Liabilities — 1.3% ................... 236,469,869
Net Assets — 100.0% ..............................
$ 17,705,498,452
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,400,760, representing 0.06% of its net assets as of period end, and an original cost of $25,489,433.
(g)
All or a portion of this security is on loan.
(h)
Convertible security.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
70
Consolidated Schedule of Investments
(continued)
September 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 842,548,387 $ 78,829,896
(a)
$ — $ — $ — $ 921,378,283 921,378,283 $ 6,356,596 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 153,770,503 — (144,132,747)
(a)
135,875 3,570 9,777,201 9,777,201 1,790,917
(b)
—
iShares Broad USD High Yield
Corporate Bond ETF
(c)
..... — 250,224,900 (245,704,557) (4,520,343) — — — 1,324,020 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... — 3,106,133,922 (3,071,364,941) (34,768,981) — — — 5,843,772 —
$ (39,153,449) $ 3,570 $ 931,155,484 $ 15,315,305 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro- Bobl ............................................................... 23 12/08/22 $ 2,699 $ 75,332
U.S. Treasury 10 Year Note ................................................... 1,067 12/20/22 119,571 6,196,559
U.S. Treasury Long Bond .................................................... 43 12/20/22 5,441 405,931
U.S. Treasury Ultra Bond .................................................... 1,205 12/20/22 164,708 15,158,712
$ 21,836,534
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,634,212 EUR 1,625,000 Bank of America NA 12/21/22 $ 31,538
USD 333,311,692 EUR 331,954,000 JPMorgan Chase Bank NA 12/21/22 5,918,408
USD 61,705,242 GBP 53,653,000 HSBC Bank plc 12/21/22 1,725,620
7,675,566
USD 1,900,131 EUR 1,941,000 Morgan Stanley & Co. International plc 12/21/22 (14,202)
USD 438,638 EUR 445,000 State Street Bank and Trust Co. 12/21/22 (247)
USD 754,788 GBP 694,000 Bank of New York Mellon 12/21/22 (21,048)
(35,497)
$ 7,640,069
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 215 10/21/22 EUR 3,400.00 EUR 7,134 $ 275,610
EURO STOXX 50 Index ....................... 36 11/18/22 EUR 3,400.00 EUR 1,195 60,826
STOXX Europe 600 Auto & Parts ................. 102 12/16/22 EUR 470.00 EUR 2,432 151,447
STOXX Europe 600 Auto & Parts ................. 161 12/16/22 EUR 350.00 EUR 3,838 46,942
STOXX Europe 600 Chemicals .................. 72 12/16/22 EUR 1,040.00 EUR 3,794 177,467
STOXX Europe 600 Chemicals .................. 78 12/16/22 EUR 840.00 EUR 4,110 27,138
STOXX Europe 600 Personal & Household Goods ..... 46 12/16/22 EUR 800.00 EUR 2,041 40,123
$ 779,553

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
72
Consolidated Schedule of Investments
(continued)
September 30, 2022
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 % Quarterly Barclays Bank plc 11/16/22 EUR 300.00 EUR 5,700 $ 1,058
Bought Protection on 5-Year
Credit Default Swap
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 Quarterly Barclays Bank plc 10/19/22 EUR 300.00 EUR 14,200 1,064
2,122
Put
Bought Protection on 5-Year
Credit Default Swap 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 10/19/22 EUR 700.00 EUR 14,200 55,430
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 EUR 750.00 EUR 5,700 44,964
100,394
$ 102,516
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 215 10/21/22 EUR 3,200.00 EUR 7,134 $ (99,350)
EURO STOXX 50 Index ........................ 18 11/18/22 EUR 3,100.00 EUR 597 (11,008)
STOXX Europe 600 Auto & Parts .................. 102 12/16/22 EUR 400.00 EUR 2,432 (56,980)
STOXX Europe 600 Chemicals ................... 72 12/16/22 EUR 940.00 EUR 3,794 (69,152)
$ (236,490)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 525.00 EUR 5,700 $ (31,495)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2022
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.39.V1 ..... 5.00 % Quarterly 12/20/27 B+ USD 1 50,000 $ (5,630,975) $ (5,630,975) $ —
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
Goldman Sachs
International 06/20/23 NR EUR 810 $ (148,538) $ (69,085) $ (79,453)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 540 (99,025) (38,193) (60,832)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 1,140 (209,054) (154,337) (54,717)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 1,100 (201,719) (72,115) (129,604)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 B EUR 1,500 (275,071) (225,298) (49,773)
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/23 NR USD 20,000 (85,740) (325,578) 239,838
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 740 (99,058) (37,978) (61,080)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 229 (30,618) (12,102) (18,516)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 401 (53,715) (19,816) (33,899)
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 5,176 (78,249) (96,961) 18,712
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB EUR 680 16,878 28,837 (11,959)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,050 18,269 94,834 (76,565)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 370 (2,871) 14,672 (17,543)
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 240 (1,863) 17,060 (18,923)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 520 (10,074) 19,598 (29,672)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 351 (6,810) 23,079 (29,889)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 700 (138,074) (25,988) (112,086)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 543 (107,136) 20,233 (127,369)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 528 (104,138) 20,800 (124,938)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 1,405 (277,134) 51,989 (329,123)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 1,405 (277,134) 61,070 (338,204)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 1,220 9,977 93,319 (83,342)
Cellnex Telecom SA .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,800 135,232 152,055 (16,823)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 140 (4,815) 4,174 (8,989)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 2,820 (96,741) 122,643 (219,384)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 774 (26,552) 24,989 (51,541)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 778 (26,681) 27,186 (53,867)

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
74
Consolidated Schedule of Investments
(continued)
September 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 731 $ (25,080) $ 25,555 $ (50,635)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 207 (7,095) 7,102 (14,197)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 403 (71,486) (57,997) (13,489)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 1,637 (290,029) (276,048) (13,981)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 473 (83,881) (49,816) (34,065)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 237 (41,940) (24,908) (17,032)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/27 B- EUR 390 (152,806) (92,296) (60,510)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC EUR 737 (207,818) (182,688) (25,130)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 443 (124,915) (108,268) (16,647)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 1,245 (351,112) (304,322) (46,790)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC EUR 361 (101,882) (90,902) (10,980)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC EUR 756 (213,213) (185,707) (27,506)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 548 (154,592) (134,553) (20,039)
$ (4,006,303) $ (1,775,761) $ (2,230,542)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Index
TR
At
Termination
JPMorgan Chase Bank
NA 12/20/22 USD 36,149 $ (5,038,276) $ (196) $ (5,038,080)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Index
TR
At
Termination
JPMorgan Chase Bank
NA 12/20/22 USD 87,172 (11,804,309) (503) (11,803,806)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Index
TR
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 60,000 (4,378,815) (19,088) (4,359,727)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Index
TR
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 23,044 (1,105,865) (3,834) (1,102,031)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Index
TR
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 92,380 (6,046,102) (11,336) (6,034,766)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Index
TR
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 106,143 (13,749,535) (1,180) (13,748,355)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Index
TR
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 81,282 (11,366,069) (442) (11,365,627)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Index
TR
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 59,961 (8,545,534) (326) (8,545,208)

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2022
i
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Index
TR
At
Termination BNP Paribas SA 03/20/23 USD 89,406 $ (4,347,937) $ (23,726) $ (4,324,211)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Index
TR
At
Termination
JPMorgan Chase Bank
NA 03/20/23 USD 94,920 (7,072,093) (44,391) (7,027,702)
$ (73,454,535) $ (105,022) $ (73,349,513)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (5,630,975) $ — $ — $ —
OTC Swaps ..................................................... 809,195 (2,689,978) 258,550 (75,838,605) —
Options Written ................................................... N/A N/A 18,178 (69,521) (267,985)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
76
Consolidated Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 21,836,534 $ — $ 21,836,534
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 7,675,566 — — 7,675,566
Options purchased
Investments at value — unaffiliated
(b)
........... — 102,516 779,553 — — — 882,069
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,067,745 — — — — 1,067,745
$ — $ 1,170,261 $ 779,553 $ 7,675,566 $ 21,836,534 $ — $ 31,461,914
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 35,497 $ — $ — $ 35,497
Options written
Options written at value ..................... — 31,495 236,490 — — — 267,985
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 5,074,048 — — 73,454,535 — 78,528,583
$ — $ 5,105,543 $ 236,490 $ 35,497 $ 73,454,535 $ — $ 78,832,065
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Consolidated Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 11,086,414 $ — $ 48,640,255 $ — $ 59,726,669
Forward foreign currency exchange contracts .... — — — 107,069,076 — — 107,069,076
Options purchased
(a)
.................... — (1,927,521) 5,920,219 — (164,237) — 3,828,461
Options written ........................ — 1,856,439 (217,563) — 24,590 — 1,663,466
Swaps .............................. — (35,938,514) (102,740,872) — (46,214,962) — (184,894,348)
$ — $ (36,009,596) $ (85,951,802) $ 107,069,076 $ 2,285,646 $ — $ (12,606,676)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 19,629,984 $ — $ 19,629,984
Forward foreign currency exchange contracts .... — — — (7,581,612) — — (7,581,612)
Options purchased
(b)
.................... — (140,150) 95,443 — — — (44,707)
Options written ........................ — 18,178 (69,521) — — — (51,343)
Swaps .............................. — 2,737,216 2,104,273 — (85,369,913) — (80,528,424)
$ — $ 2,615,244 $ 2,130,195 $ (7,581,612) $ (65,739,929) $ — $ (68,576,102)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 207,904,165
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 559,814,507
Average amounts sold — in USD ........................................................................................ $ 4,060,997
Options
Average value of option contracts purchased ................................................................................ $ 1,183,208
Average value of option contracts written ................................................................................... $ 399,381
Average notional value of swaption contracts purchased ......................................................................... $ 9,751,498
Average notional value of swaption contracts written ........................................................................... $ 1,396,571
Credit default swaps
Average notional value — sell protection ................................................................................... $ 138,579,966
Total return swaps
Average notional value ............................................................................................... $ 855,564,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,747,526 $ —
Forward foreign currency exchange contracts ................................................................. 7,675,566 35,497
Options
(a)
......................................................................................... 882,069 267,985
Swaps — centrally cleared .............................................................................. — 5,628,804
Swaps — OTC
(b)
.................................................................................... 1,067,745 78,528,583
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 12,372,906 $ 84,460,869
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,527,079) (5,865,294)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 8,845,827 $ 78,595,575
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 31,538 $ (31,538) $ — $ — $ —
Barclays Bank plc ................................ 385,473 (385,473) — — —
Credit Suisse International .......................... 387,148 (387,148) — — —
Goldman Sachs International ........................ 17,060 (17,060) — — —
HSBC Bank plc .................................. 1,725,620 — — — 1,725,620
JPMorgan Chase Bank NA .......................... 6,237,918 (6,237,918) — — —
Morgan Stanley & Co. International plc .................. 61,070 (61,070) — — —
$ 8,845,827 $ (7,120,207) $ — $ — $ 1,725,620

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
78
Consolidated Schedule of Investments
(continued)
September 30, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 345,892 $ (31,538) $ — $ (314,354) $ —
Bank of New York Mellon ........................... 21,048 — — — 21,048
Barclays Bank plc ................................ 1,066,419 (385,473) — (180,000) 500,946
BNP Paribas SA ................................. 4,347,937 — — (3,430,000) 917,937
Citibank NA .................................... 200,940 — — — 200,940
Credit Suisse International .......................... 912,158 (387,148) — (470,000) 55,010
Goldman Sachs International ........................ 251,794 (17,060) — (210,000) 24,734
JPMorgan Chase Bank NA .......................... 25,475,151 (6,237,918) — (19,237,233) —
Morgan Stanley & Co. International plc .................. 45,973,989 (61,070) — (42,010,000) 3,902,919
State Street Bank and Trust Co. ...................... 247 — — — 247
$ 78,595,575 $ (7,120,207) $ — $ (65,851,587) $ 5,623,781
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 15,905,266 $ — $ 15,905,266
Common Stocks
Auto Components ...................................... 120 — — 120
Building Products ....................................... 246,674 — — 246,674
Chemicals ............................................ 23,128,706 — — 23,128,706
Commercial Services & Supplies ............................. — — 3 3
Electrical Equipment ..................................... 5,170,665 10,338,749 — 15,509,414
Hotels, Restaurants & Leisure .............................. — — — —
IT Services ........................................... 4,761,998 — — 4,761,998
Life Sciences Tools & Services .............................. 14,574,536 — — 14,574,536
Media ............................................... 4,435,624 — — 4,435,624
Metals & Mining ........................................ 17,649,796 — — 17,649,796
Oil, Gas & Consumable Fuels ............................... 44,434,291 — 40,678 44,474,969
Road & Rail ........................................... 4,639,726 — — 4,639,726
Semiconductors & Semiconductor Equipment .................... 4,065 — — 4,065
Software ............................................. 12,237,843 — — 12,237,843
Corporate Bonds
Aerospace & Defense .................................... — 642,052,721 — 642,052,721
Airlines .............................................. — 323,826,402 — 323,826,402
Auto Components ...................................... — 312,912,794 — 312,912,794
Automobiles .......................................... — 60,752,592 — 60,752,592
Banks ............................................... — 111,909,225 — 111,909,225
Biotechnology ......................................... — 4,044,794 — 4,044,794
Building Products ....................................... — 137,160,422 — 137,160,422
Capital Markets ........................................ — 89,285,884 78,403 89,364,287
Chemicals ............................................ — 389,977,505 — 389,977,505
Commercial Services & Supplies ............................. — 518,032,262 — 518,032,262
Communications Equipment ................................ — 141,510,312 — 141,510,312
Construction & Engineering ................................ — 35,989,027 — 35,989,027
Consumer Finance ...................................... — 233,919,069 — 233,919,069
Containers & Packaging .................................. — 344,375,103 — 344,375,103
Distributors ........................................... — 21,456,734 — 21,456,734
Diversified Consumer Services .............................. — 92,528,733 — 92,528,733
Diversified Financial Services ............................... — 171,241,674 — 171,241,674
Diversified Telecommunication Services ........................ — 1,164,553,039 — 1,164,553,039
Electric Utilities ........................................ — 118,993,151 — 118,993,151
Electrical Equipment ..................................... — 53,767,872 — 53,767,872
Electronic Equipment, Instruments & Components ................. — 70,738,203 — 70,738,203
Energy Equipment & Services .............................. — 169,992,118 — 169,992,118
Entertainment ......................................... — 256,783,258 — 256,783,258
Equity Real Estate Investment Trusts (REITs) .................... — 266,913,402 — 266,913,402
Food & Staples Retailing .................................. — 107,178,330 — 107,178,330
Food Products ......................................... — 293,597,127 — 293,597,127
Gas Utilities ........................................... — 5,333,088 — 5,333,088
Health Care Equipment & Supplies ........................... — 144,807,429 — 144,807,429
Health Care Providers & Services ............................ — 581,039,239 — 581,039,239
Health Care Technology .................................. — 17,680,382 — 17,680,382
Hotels, Restaurants & Leisure .............................. — 882,844,248 — 882,844,248
Household Durables ..................................... — 140,168,136 — 140,168,136
Household Products ..................................... — 27,433,468 — 27,433,468
Independent Power and Renewable Electricity Producers ............ — 51,393,050 — 51,393,050
Insurance ............................................ — 454,675,621 — 454,675,621
Interactive Media & Services ............................... — 28,033,028 — 28,033,028
Internet & Direct Marketing Retail ............................ — 46,009,504 — 46,009,504
IT Services ........................................... — 327,709,908 — 327,709,908

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
80
Consolidated Schedule of Investments
(continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Leisure Products ....................................... $ — $ 35,207,728 $ — $ 35,207,728
Life Sciences Tools & Services .............................. — 60,466,565 — 60,466,565
Machinery ............................................ — 205,527,053 — 205,527,053
Marine .............................................. — 12,620,191 — 12,620,191
Media ............................................... — 979,520,413 — 979,520,413
Metals & Mining ........................................ — 384,893,805 — 384,893,805
Mortgage Real Estate Investment Trusts (REITs) .................. — 6,481,662 — 6,481,662
Multiline Retail ......................................... — 16,816,826 — 16,816,826
Oil, Gas & Consumable Fuels ............................... — 1,807,301,083 — 1,807,301,083
Paper & Forest Products .................................. — 870,755 — 870,755
Personal Products ...................................... — 9,994,051 — 9,994,051
Pharmaceuticals ....................................... — 110,445,097 — 110,445,097
Professional Services .................................... — 70,410,637 — 70,410,637
Real Estate Management & Development ....................... — 68,831,309 — 68,831,309
Road & Rail ........................................... — 215,911,528 — 215,911,528
Semiconductors & Semiconductor Equipment .................... — 123,468,985 — 123,468,985
Software ............................................. — 674,453,121 — 674,453,121
Specialty Retail ........................................ — 332,340,935 — 332,340,935
Technology Hardware, Storage & Peripherals .................... — 62,558 — 62,558
Textiles, Apparel & Luxury Goods ............................ — 29,836,121 — 29,836,121
Thrifts & Mortgage Finance ................................ — 67,906,580 — 67,906,580
Trading Companies & Distributors ............................ — 110,198,922 — 110,198,922
Transportation Infrastructure ............................... — 9,568,341 — 9,568,341
Water Utilities ......................................... — 721,903 — 721,903
Wireless Telecommunication Services ......................... — 128,909,745 — 128,909,745
Floating Rate Loan Interests
Aerospace & Defense .................................... — 92,964,292 — 92,964,292
Airlines .............................................. — 115,693,089 — 115,693,089
Auto Components ...................................... — 1,858,335 — 1,858,335
Beverages ........................................... — 1,752,080 — 1,752,080
Capital Markets ........................................ — 16,773,826 — 16,773,826
Chemicals ............................................ — 72,241,857 — 72,241,857
Commercial Services & Supplies ............................. — 31,158,108 10,897,920 42,056,028
Communications Equipment ................................ — 10,718,376 — 10,718,376
Construction & Engineering ................................ — 105,960,365 7,083,861 113,044,226
Containers & Packaging .................................. — 18,307,157 — 18,307,157
Diversified Consumer Services .............................. — 30,767,525 — 30,767,525
Diversified Financial Services ............................... — 13,052,554 15,526,850 28,579,404
Diversified Telecommunication Services ........................ — 45,297,024 — 45,297,024
Energy Equipment & Services .............................. — — 454,660 454,660
Food Products ......................................... — 2,549,226 — 2,549,226
Health Care Equipment & Supplies ........................... — 16,942,473 — 16,942,473
Health Care Providers & Services ............................ — 21,062,695 — 21,062,695
Health Care Technology .................................. — 61,873,932 49,890,913 111,764,845
Hotels, Restaurants & Leisure .............................. — 23,712,074 — 23,712,074
Household Durables ..................................... — 30,483,452 — 30,483,452
Insurance ............................................ — 11,286,073 — 11,286,073
Interactive Media & Services ............................... — 12,031,075 — 12,031,075
Internet & Direct Marketing Retail ............................ — — 4,726,657 4,726,657
IT Services ........................................... — 35,198,037 — 35,198,037
Leisure Products ....................................... — 5,725,906 — 5,725,906
Machinery ............................................ — 62,521,016 — 62,521,016
Media ............................................... — 112,282,114 — 112,282,114
Oil, Gas & Consumable Fuels ............................... — 173,926,439 — 173,926,439
Professional Services .................................... — 3,578,933 21,109,389 24,688,322
Road & Rail ........................................... — 7,222,513 — 7,222,513
Software ............................................. — 416,073,103 109,891,138 525,964,241
Specialty Retail ........................................ — 4,846,157 — 4,846,157
Textiles, Apparel & Luxury Goods ............................ — 23,249,672 — 23,249,672
Trading Companies & Distributors ............................ — 12,797,376 — 12,797,376
Transportation Infrastructure ............................... — 39,534,979 — 39,534,979
Wireless Telecommunication Services ......................... — 11,137,606 — 11,137,606
Foreign Agency Obligations ................................. — 14,535,166 — 14,535,166
Other Interests .......................................... — 84,082 — 84,082
Preferred Securities
Banks ............................................... — 56,532,890 — 56,532,890

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Capital Markets ........................................ $ — $ 55,551,733 $ 11,263,408 $ 66,815,141
Consumer Finance ...................................... — 9,106,882 — 9,106,882
Electric Utilities ........................................ — 27,965,000 — 27,965,000
Independent Power and Renewable Electricity Producers ............ — 13,190,308 — 13,190,308
Insurance ............................................ — — 17,886,735 17,886,735
Wireless Telecommunication Services ......................... — 5,891,091 — 5,891,091
Short-Term Securities
Money Market Funds ...................................... 921,378,283 — — 921,378,283
Options Purchased
Credit contracts .......................................... — 102,516 — 102,516
Equity contracts .......................................... 779,553 — — 779,553
Liabilities
Investments S old Short
Common Stocks ......................................... (3,030) — — (3,030)
$ 1,053,438,850 $ 16,157,167,890 $ 248,850,615 $ 17,459,457,355
Investments valued at NAV
(a)
...................................... 9,839,213
$ —
$ 17,469,296,568
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 258,550 $ — $ 258,550
Foreign currency exchange contracts ............................ — 7,675,566 — 7,675,566
Interest rate contracts ....................................... 21,836,534 — — 21,836,534
Liabilities
Credit contracts ........................................... — (2,520,587) — (2,520,587)
Equity contracts ........................................... (236,490) — — (236,490)
Foreign currency exchange contracts ............................ — (35,497) — (35,497)
Interest rate contracts ....................................... — (73,349,513) — (73,349,513)
$ 21,600,044 $ (67,971,481) $ — $ (46,371,437)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
82
Consolidated Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets
Opening balance, as of September 30, 2021 ........................................... $ — $ 714,835 $ 33,677,831 $ 249,833,188 $ 31,722,497 $ 315,948,351
Transfers into Level 3 ......................................................... 200 — — 140,005,327 — 140,005,527
Transfers out of Level 3 ........................................................ — (674,154) (334,763) (94,282,089) — (95,291,006)
Accrued discounts/premiums ..................................................... — — 9,016 643,000 — 652,016
Net realized gain (loss) ........................................................ — — 14,042,431 (2,271,290) — 11,771,141
Net change in unrealized depreciation
(a)(b)
............................................ (200) — (11,883,020) (24,065,468) (2,572,354) (38,521,042)
Purchases ................................................................. — — — 37,159,906 — 37,159,906
Sales .................................................................... — — (35,433,092) (87,441,186) — (122,874,278)
Closing balance, as of September 30, 2022 ...........................................
$ — $ 40,681 $ 78,403 $ 219,581,388 $ 29,150,143 $ 248,850,615
Net change in unrealized depreciation on investments still held at September 30, 2022
(b)
..............
$ — $ — $ (98,503) $ (21,231,065) $ (2,572,354) $ (23,901,922)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACRES Commercial Realty Ltd., Series
2021-FL2, Class A, (LIBOR USD 1 Month +
1.40%), 4.34%, 01/15/37
(a)(b)
......... USD 5,780 $ 5,577,802
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 3.87%,
07/20/34
(a)(b)
.................... 5,500 5,275,889
AGL Core CLO 2 Ltd., Series 2019-2A, Class
B, (LIBOR USD 3 Month + 1.90%), 4.61%,
04/20/32
(a)(b)
.................... 1,000 948,221
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
3.78%, 04/20/33
(a)(b)
............... 1,250 1,212,123
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 3.83%,
04/20/32
(a)(b)
.................... 1,400 1,364,159
AIMCO CLO
(a)(b)
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 3.76%, 04/20/34 ... 8,000 7,643,374
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 3.61%, 01/15/32 ... 3,500 3,403,988
Ajax Mortgage Loan Trust
(b)(c)
Series 2019-G, Class A, 3.00%, 09/25/59 5,233 4,971,710
Series 2021-C, Class A, 2.12%, 01/25/61 1,985 1,829,116
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 3.81%,
10/21/28
(a)(b)
.................... 4,467 4,406,792
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 05/15/27 . 28,044 27,131,841
Series 2022-3, Class A, 3.75%, 08/15/27 . 649 632,209
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 . 3,870 3,780,083
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
3.83%, 07/24/29
(a)(b)
............... 7,897 7,810,767
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (LIBOR USD 3 Month +
1.20%), 3.94%, 01/19/35
(a)(b)
......... 1,750 1,673,839
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 1.09%),
3.88%, 01/28/31
(a)(b)
............... 14,523 14,272,940
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (LIBOR USD 3 Month + 1.10%),
3.61%, 04/15/34
(a)(b)
............... 4,260 4,098,963
Apidos CLO XX, Series 2015-20A, Class A1RA,
(LIBOR USD 3 Month + 1.10%), 3.84%,
07/16/31
(a)(b)
.................... 1,500 1,456,809
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 2,428 2,198,082
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2021-FL2, Class A, (LIBOR USD 1
Month + 1.10%), 3.92%, 05/15/36 ... 14,460 14,038,778
Series 2021-FL4, Class A, (LIBOR USD 1
Month + 1.35%), 4.17%, 11/15/36 ... 12,750 12,478,655
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 3.94%,
10/25/34
(a)(b)
.................... 4,400 4,233,997
ARI Fleet Lease Trust
(b)
Series 2020-A, Class B, 2.06%, 11/15/28 . 1,470 1,426,552
Series 2022-A, Class A2, 3.12%, 01/15/31 16,036 15,743,050
Arm Master Trust LLC, Series 2021-T1, Class
A, 2.43%, 11/15/27
(b)
.............. 730 667,315
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 3.75%,
04/20/31
(a)(b)
.................... 1,750 1,702,932
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund III Ltd., Series 2013-
1A, Class AR, (LIBOR USD 3 Month +
0.83%), 3.77%, 11/17/27
(a)(b)
......... USD 1,943 $ 1,916,926
Autoflorence SRL
(a)(d)
Series 2, Class C, (EURIBOR 1 Month +
1.15%), 1.20%, 12/24/44 ......... EUR 414 381,533
Series 2, Class D, (EURIBOR 1 Month +
2.35%), 2.40%, 12/24/44 ......... 222 207,172
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (EURIBOR 1
Month + 1.05%), 1.73%, 01/31/39 ... 1,915 1,839,968
Series 2021-SP, Class D, (EURIBOR 1
Month + 1.55%), 2.23%, 01/31/39 ... 730 693,711
Series 2021-SP, Class E, (EURIBOR 1
Month + 2.65%), 3.33%, 01/31/39 ... 547 510,598
Series 2021-SP, Class F, (EURIBOR 1
Month + 3.90%), 4.58%, 01/31/39 ... 91 85,218
Azure Finance No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average + 3.00%),
5.19%, 07/20/30
(a)(d)
............... GBP 1,055 1,175,749
BA Credit Card Trust, Series 2022-A1, Class
A1, 3.53%, 11/15/27 ............... USD 5,347 5,186,712
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (LIBOR USD 3 Month + 1.50%),
4.21%, 07/20/30
(a)(b)
............... 1,350 1,285,263
Ballyrock CLO Ltd., Series 2016-1A, Class
CR2, (LIBOR USD 3 Month + 1.90%),
4.41%, 10/15/28
(a)(b)
............... 2,250 2,176,159
Barings CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R, (LIBOR USD 3
Month + 1.07%), 3.78%, 04/20/31 ... 900 877,157
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 3.84%, 01/15/33 ... 6,350 6,161,654
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (LIBOR USD 3 Month + 1.17%),
3.95%, 01/25/35
(a)(b)
............... 5,500 5,290,799
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 3.69%,
07/15/34
(a)(b)
.................... 4,500 4,320,388
BDS Ltd., Series 2021-FL10, Class A, (LIBOR
USD 1 Month + 1.35%), 4.34%, 12/16/36
(a)(b)
13,580 13,206,550
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 3.96%, 07/15/29
(a)(b)
........ 8,400 8,156,978
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 4.36%, 07/20/29
(a)(b)
... 1,350 1,311,314
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 3.80%, 04/20/31
(a)(b)
........ 2,230 2,183,169
BHG Securitization Trust
(b)
Series 2021-A, Class A, 1.42%, 11/17/33 . 309 286,990
Series 2022-B, Class A, 3.75%, 06/18/35 . 2,018 1,986,855
BL Consumer Credit
(a)(d)
Series 2021-1, Class C, (EURIBOR 1 Month
+ 1.10%), 1.16%, 09/25/38 ........ EUR 528 506,003
Series 2021-1, Class D, (EURIBOR 1 Month
+ 1.65%), 1.71%, 09/25/38 ........ 681 652,799
Series 2021-1, Class E, (EURIBOR 1 Month
+ 2.85%), 2.91%, 09/25/38 ........ 356 339,384
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (LIBOR USD 3 Month + 1.08%),
3.59%, 07/15/31
(a)(b)
............... USD 6,990 6,786,549

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
84
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain Fuji US CLO III Ltd., Series
2017-3A, Class A2, (LIBOR USD 3 Month +
1.15%), 3.66%, 01/15/30
(a)(b)
......... USD 250 $ 240,242
Brex Commercial Charge Card Master Trust,
Series 2021-1, Class A, 2.09%, 07/15/24
(b)
2,130 2,089,204
Brignole Co. SRL, Series 2021, Class D,
(EURIBOR 1 Month + 1.60%), 1.65%,
07/24/36
(a)(d)
.................... EUR 100 95,236
BSPRT Issuer Ltd., Series 2021-FL7, Class
A, (LIBOR USD 1 Month + 1.32%), 4.14%,
12/15/38
(a)(b)
.................... USD 6,890 6,692,101
Capital One Multi-Asset Execution Trust, Series
2022-A2, Class A, 3.49%, 05/15/27 ..... 24,357 23,615,310
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 3.71%, 04/17/31 ... 3,988 3,868,239
Series 2014-5A, Class A1RR, (LIBOR USD
3 Month + 1.14%), 3.65%, 07/15/31 .. 5,996 5,827,574
CarMax Auto Owner Trust, Series 2022-2,
Class A3, 3.49%, 02/16/27 .......... 15,234 14,856,788
CBAM Ltd., Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 4.41%, 02/12/30
(a)(b)
3,500 3,367,597
Cedar Funding II CLO Ltd., Series 2013-1A,
Class ARR, (LIBOR USD 3 Month + 1.08%),
3.79%, 04/20/34
(a)(b)
............... 8,750 8,347,633
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class A1, (LIBOR USD 3 Month + 0.98%),
3.69%, 04/20/31
(a)(b)
............... 1,940 1,891,323
Cedar Funding X CLO Ltd., Series 2019-10A,
Class BR, (LIBOR USD 3 Month + 1.60%),
4.31%, 10/20/32
(a)(b)
............... 570 533,970
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
4.39%, 05/29/32
(a)(b)
............... 1,500 1,438,176
Chesapeake Funding II LLC
(b)
Series 2019-1A, Class B, 3.11%, 04/15/31 5,230 5,227,209
Series 2019-1A, Class C, 3.36%, 04/15/31 4,930 4,927,378
Series 2019-1A, Class D, 3.80%, 04/15/31 6,630 6,626,361
Series 2020-1A, Class B, 1.24%, 08/15/32 1,170 1,127,384
Series 2020-1A, Class C, 2.14%, 08/15/32 720 701,053
CIFC Funding 2013-III-R Ltd., Series 2013-
3RA, Class A1, (LIBOR USD 3 Month +
0.98%), 3.76%, 04/24/31
(a)(b)
......... 3,770 3,664,322
CIFC Funding Ltd.
(a)(b)
Series 2012-2RA, Class A1, (LIBOR USD 3
Month + 0.80%), 3.51%, 01/20/28 ... 678 669,302
Series 2013-2A, Class A1L2, (LIBOR USD 3
Month + 1.00%), 3.74%, 10/18/30 ... 2,190 2,149,669
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 3.89%, 04/19/29 ... 8,500 8,171,788
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 3.56%, 07/15/33 ... 5,000 4,863,758
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.58%), 4.09%, 07/15/33 ... 500 479,077
Series 2021-5A, Class A, (LIBOR USD 3
Month + 1.14%), 3.65%, 07/15/34 ... 3,350 3,207,231
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (LIBOR USD 1
Month + 1.10%), 4.18%, 07/25/51 ... 349 336,320
Series 2021-B, Class A1, (LIBOR USD 1
Month + 0.80%), 3.88%, 06/25/52 ... 4,823 4,642,022
Credit Acceptance Auto Loan Trust
(b)
Series 2020-1A, Class A, 2.01%, 02/15/29 4,323 4,317,389
Series 2020-2A, Class A, 1.37%, 07/16/29 4,948 4,882,757
Series 2021-2A, Class A, 0.96%, 02/15/30 18,920 18,041,448
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-1A, Class A, 4.60%, 06/15/32 USD 11,180 $ 10,903,507
Discover Card Execution Note Trust, Series
2022-A2, Class A, 3.32%, 05/15/27 ..... 42,146 40,672,463
Dowson plc
(a)(d)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 3.79%,
10/20/28 .................... GBP 1,300 1,402,930
Series 2022-1, Class C, (Sterling Overnight
Index Average + 2.25%), 4.44%,
01/20/29 .................... 1,151 1,238,503
Series 2022-1, Class D, (Sterling Overnight
Index Average + 2.70%), 4.89%,
01/20/29 .................... 601 634,214
Dryden 36 Senior Loan Fund, Series 2014-36A,
Class AR3, (LIBOR USD 3 Month + 1.02%),
3.53%, 04/15/29
(a)(b)
............... USD 2,695 2,653,725
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
3.75%, 04/20/34
(a)(b)
............... 5,750 5,533,914
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
4.21%, 10/15/30
(a)(b)
............... 3,150 2,960,602
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (LIBOR USD 3 Month + 1.60%),
4.34%, 07/18/30
(a)(b)
............... 3,250 3,086,915
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 4.34%,
07/18/30
(a)(b)
.................... 500 472,021
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 4.10%,
05/20/34
(a)(b)
.................... 1,000 962,683
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (LIBOR USD 3 Month + 1.22%), 3.96%,
01/18/32
(a)(b)
.................... 450 440,915
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 4.08%,
05/20/34
(a)(b)
.................... 750 718,605
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 3.41%, 04/15/29
(a)(b)
......... 12,567 12,353,845
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
..................... 4,247 3,985,536
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
..................... 640 507,618
ELFI Graduate Loan Program LLC, Series
2022-A, Class A, 4.51%, 08/26/47
(b)
.... 9,336 8,992,844
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (LIBOR USD 3 Month + 1.65%), 4.36%,
04/20/34
(a)(b)
.................... 4,200 3,981,871
Enterprise Fleet Financing LLC, Series 2022-1,
Class A2, 3.03%, 01/20/28
(b)
......... 20,464 19,911,081
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
... CAD 9,610 6,786,710
FCT Autonoria, Series 2019-1, Class E,
(EURIBOR 1 Month + 2.70%), 3.38%,
09/25/35
(a)(d)
.................... EUR 151 143,638
FCT Noria, Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 2.18%, 10/25/49
(a)(d)
.. 802 748,752
FCT Pixel, Series 2021-1, Class D, (EURIBOR
3 Month + 1.75%), 2.22%, 02/25/38
(a)(d)
.. 300 281,592
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 3.85%,
07/19/34
(a)(b)
.................... USD 8,500 8,139,530

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
..................... USD 381 $ 348,486
Foundation Finance Trust, Series 2021-2A,
Class A, 2.19%, 01/15/42
(b)
.......... 1,868 1,707,032
FS Rialto
(a)(b)
Series 2021-FL2, Class A, (LIBOR USD 1
Month + 1.22%), 4.16%, 05/16/38 ... 6,690 6,507,105
Series 2021-FL3, Class A, (LIBOR USD 1
Month + 1.25%), 4.19%, 11/16/36 ... 8,380 8,010,955
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 Day
Average + 1.90%), 4.18%, 01/19/39 .. 9,585 9,361,645
Series 2022-FL6, Class A, (1 Month CME
Term SOFR + 2.58%), 4.58%, 08/17/37 6,450 6,383,202
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (EURIBOR 3 Month
+ 0.95%), 0.78%, 03/20/33
(a)
....... EUR 526 505,728
Series 2020-1, Class C, (EURIBOR 3 Month
+ 1.95%), 1.78%, 03/20/33
(a)
....... 158 149,322
Series 2020-1, Class D, 3.50%, 03/20/33 . 263 242,779
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
A, (LIBOR USD 3 Month + 1.12%), 3.63%,
01/15/31
(a)(b)
.................... USD 3,500 3,419,425
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
3.94%, 05/16/31
(a)(b)
............... 10,500 10,223,304
GM Financial Consumer Automobile
Receivables Trust, Series 2022-3, Class A3,
3.64%, 04/16/27 ................. 13,597 13,297,609
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (LIBOR USD 3 Month
+ 1.12%), 3.83%, 07/20/31
(a)(b)
........ 5,275 5,143,398
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 3.81%, 01/18/31
(a)(b)
........ 3,065 3,000,473
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 3.84%, 10/20/34
(a)(b)
... 8,950 8,549,182
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-4GS, Class A, 1.93%, 07/20/48 3,470 2,786,918
Series 2021-5CS, Class A, 2.31%, 10/20/48 2,722 2,262,467
Series 2022-1GS, Class A, 2.70%, 01/20/49 2,677 2,254,902
Series 2022-2CS, Class A, 4.00%, 04/20/49 1,405 1,281,926
Series 2022-3CS, Class A, 4.95%, 07/20/49 5,893 5,643,545
GPMT Ltd., Series 2021-FL4, Class A, (LIBOR
USD 1 Month + 1.35%), 4.40%, 12/15/36
(a)(b)
10,000 9,673,088
Gracie Point International Funding
(a)(b)
Series 2020-B, Class A, (LIBOR USD 1
Month + 1.40%), 3.96%, 05/02/23 ... 5,840 5,838,818
Series 2022-2A, Class A, (SOFR 30 Day
Average + 2.75%), 5.03%, 07/01/24
(e)
. 11,000 10,958,750
Harley-Davidson Motorcycle Trust, Series
2020-A, Class A3, 1.87%, 10/15/24 ..... 2,983 2,971,906
Hipgnosis Music Assets LP, Series 2022-1,
Class A, 5.00%, 05/16/62
(b)
.......... 3,063 2,793,931
Hyundai Auto Receivables Trust, Series 2022-
B, Class A3, 3.72%, 11/16/26 ......... 8,353 8,192,276
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
4.86%, 04/20/32
(a)(b)
............... 1,000 936,568
LCM XXIII Ltd., Series 23A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 4.36%, 10/20/29
(a)(b)
485 465,145
LendingPoint Pass-Through Trust, Series 2022-
ST1, Class A, 2.50%, 03/15/28
(b)
...... 450 425,551
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lendmark Funding Trust
(b)
Series 2019-2A, Class A, 2.78%, 04/20/28 USD 6,170 $ 6,002,214
Series 2021-1A, Class A, 1.90%, 11/20/31 6,470 5,435,824
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 3.95%, 05/15/28 ... 149 146,124
Series 2021-CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 4.12%, 07/15/36 ... 5,310 5,144,063
Series 2021-CRE6, Class A, (LIBOR USD 1
Month + 1.30%), 4.12%, 11/15/38 ... 7,230 6,976,950
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 1,944 1,608,489
Series 2021-1GS, Class A, 2.29%, 01/20/48 3,023 2,479,643
Series 2021-2GS, Class A, 2.22%, 03/20/48 5,943 4,726,984
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 3.87%,
07/20/34
(a)(b)
.................... 1,755 1,681,132
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (LIBOR USD 3 Month + 1.38%),
4.12%, 01/17/30
(a)(b)
............... 1,140 1,074,488
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
4.26%, 04/15/29
(a)(b)
............... 5,000 4,889,785
Madison Park Funding LXII Ltd., Series 2022-
62A, Class A1, (3 Month CME Term SOFR +
2.25%), 4.76%, 07/17/33
(a)(b)
......... 13,160 12,883,886
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2, (LIBOR USD
3 Month + 0.92%), 3.68%, 01/22/28 .. 7,393 7,260,627
Series 2015-19A, Class A2R2, (LIBOR USD
3 Month + 1.50%), 4.26%, 01/22/28 .. 15,900 15,451,213
Madison Park Funding XLI Ltd., Series 12A,
Class AR, (LIBOR USD 3 Month + 0.83%),
3.59%, 04/22/27
(a)(b)
............... 8,168 8,041,367
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 4.43%, 04/25/29
(a)(b)
......... 5,550 5,360,404
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 3.74%, 04/20/30
(a)(b)
......... 1,400 1,367,460
Madison Park Funding XXVIII Ltd., Series
2018-28A, Class B, (LIBOR USD 3 Month +
1.60%), 4.11%, 07/15/30
(a)(b)
......... 1,000 952,382
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class AR, (3 Month CME Term
SOFR + 1.29%), 3.62%, 10/15/32
(a)(b)
... 3,000 2,905,709
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 3.58%, 07/15/33
(a)(b)
........ 2,900 2,808,872
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 3.86%, 07/17/34
(a)(b)
......... 3,000 2,888,112
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class A, 2.96%, 07/20/32 5,446 5,346,060
Series 2020-AA, Class A, 2.19%, 08/21/34 3,020 2,915,151
Series 2021-AA, Class B, 2.33%, 03/20/36 1,610 1,335,040
Series 2021-AA, Class C, 2.96%, 03/20/36 380 309,130
Series 2021-AA, Class D, 3.83%, 03/20/36 345 284,726
Mercury Financial Credit Card Master Trust,
Series 2021-1A, Class A, 1.54%, 03/20/26
(b)
8,260 7,846,997
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
.......... 9,070 8,240,358
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 234 202,950
Series 2020-2A, Class B, 2.21%, 08/20/46 1,091 926,944

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
86
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class B, 2.05%, 12/20/46 USD 669 $ 534,988
Series 2022-1A, Class B, 3.16%, 01/20/53 4,734 4,071,075
Series 2022-2A, Class A, 4.38%, 01/21/53 2,817 2,652,154
Navient Private Education Loan Trust
(a)(b)
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 3.72%, 11/15/68 ... 1,201 1,184,105
Series 2020-IA, Class A1B, (LIBOR USD 1
Month + 1.00%), 3.82%, 04/15/69 ... 11,665 11,366,593
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 2,140 2,051,493
Series 2019-EA, Class A2B, (LIBOR USD 1
Month + 0.92%), 3.74%, 05/15/68
(a)
.. 7,899 7,833,294
Series 2019-GA, Class A, 2.40%, 10/15/68 810 750,428
Series 2021-A, Class A, 0.84%, 05/15/69 . 1,271 1,118,222
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 3.51%, 04/15/60
(a)
........ 10,158 9,290,692
Series 2021-FA, Class A, 1.11%, 02/18/70 14,098 11,910,379
Navient Student Loan Trust, Series 2018-EA,
Class A2, 4.00%, 12/15/59
(b)
......... 906 895,201
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%,
04/20/62 .................... 15,955 14,094,581
Series 2021-A, Class D, 4.93%, 04/20/62 1,150 956,298
Series 2021-BA, Class AFL, (LIBOR USD 1
Month + 0.78%), 3.77%, 04/20/62
(a)
.. 10,400 10,057,164
Series 2021-BA, Class AFX, 1.42%,
04/20/62 .................... 15,501 13,825,586
Series 2021-CA, Class AFL, (LIBOR USD 1
Month + 0.74%), 3.73%, 04/20/62
(a)
.. 11,516 11,142,898
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ARR, (LIBOR USD 3 Month +
1.16%), 3.67%, 07/15/34
(a)(b)
......... 10,000 9,651,450
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 3.84%, 07/16/35
(a)(b)
... 4,000 3,830,628
Newday Funding Master Issuer plc
(a)(d)
Series 2021-1X, Class B, (Sterling Overnight
Index Average + 1.55%), 3.74%,
03/15/29 .................... GBP 775 848,077
Series 2021-3X, Class B, (Sterling Overnight
Index Average + 1.35%), 3.54%,
11/15/29 .................... 677 734,274
NLY Commercial Mortgage Trust, Series
2019-FL2, Class A, (LIBOR USD 1 Month +
1.30%), 4.12%, 02/15/36
(a)(b)
......... USD 1,187 1,182,570
OCP CLO Ltd.
(a)(b)
Series 2014-7A, Class A1RR, (LIBOR USD
3 Month + 1.12%), 3.83%, 07/20/29 .. 2,777 2,729,750
Series 2017-13A, Class A1AR, (LIBOR USD
3 Month + 0.96%), 3.47%, 07/15/30 .. 4,000 3,912,772
Octagon 66 Ltd., Series 2022-1A, Class A, (3
Month CME Term SOFR + 1.94%), 4.59%,
08/16/33
(a)(b)
.................... 13,325 13,017,855
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (LIBOR USD 3 Month +
1.95%), 4.66%, 03/17/30
(a)(b)
......... 4,200 3,898,184
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 3.90%, 01/20/31
(a)(b)
......... 2,400 2,353,991
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class A1A, (LIBOR USD 3 Month
+ 1.06%), 3.77%, 01/20/31
(a)(b)
........ 1,000 979,933
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 3.86%, 07/20/34
(a)(b)
......... 8,895 8,514,301
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 4.09%, 07/19/30
(a)(b)
........ USD 1,750 $ 1,706,943
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (LIBOR USD 3 Month
+ 1.10%), 3.88%, 01/25/31
(a)(b)
........ 1,750 1,681,937
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (LIBOR USD 3 Month + 1.14%),
3.85%, 07/02/35
(a)(b)
............... 850 817,020
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.13%, 05/14/35
(b)
... 11,738 11,149,142
Oportun Funding LLC, Series 2022-1, Class A,
3.25%, 06/15/29
(b)
................ 3,425 3,352,529
Oportun Issuance Trust
(b)
Series 2021-B, Class C, 3.65%, 05/08/31 370 334,408
Series 2021-C, Class A, 2.18%, 10/08/31 5,450 4,810,383
Series 2022-2, Class A, 5.94%, 10/09/29 . 2,789 2,772,434
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (LIBOR USD 3
Month + 1.00%), 3.74%, 10/17/31 ... 3,300 3,209,153
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 3.87%, 01/17/31 ... 15,000 14,743,993
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (LIBOR USD
3 Month + 1.25%), 3.96%, 10/20/31
(a)(b)
.. 10,000 9,659,568
PCL Funding V plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.70%),
3.89%, 10/15/25
(a)(d)
............... GBP 116 126,482
PCL Funding VI plc, Series 2022-1, Class B,
(Sterling Overnight Index Average + 3.10%),
5.29%, 07/15/26
(a)(d)
............... 1,400 1,545,092
PFS Financing Corp.
(b)
Series 2020-G, Class A, 0.97%, 02/15/26 USD 6,800 6,410,234
Series 2021-A, Class A, 0.71%, 04/15/26 . 4,740 4,422,307
Series 2022-D, Class A, 4.27%, 08/15/27 11,908 11,532,332
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3 Month CME Term SOFR + 1.95%),
4.13%, 07/25/34
(a)(b)
............... 7,000 6,784,843
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 4.33%,
07/25/51
(a)(b)
.................... 2,510 2,449,360
Progress Residential Trust, Series 2021-
SFR10, Class A, 2.39%, 12/17/40
(b)
.... 3,574 3,001,082
Rad CLO 15 Ltd., Series 2021-15A, Class A,
(LIBOR USD 3 Month + 1.09%), 3.80%,
01/20/34
(a)(b)
.................... 2,650 2,547,937
Recette CLO Ltd., Series 2015-1A, Class ARR,
(LIBOR USD 3 Month + 1.08%), 3.79%,
04/20/34
(a)(b)
.................... 10,000 9,541,782
Red & Black Auto Germany 8 UG, Series 8,
Class C, (EURIBOR 1 Month + 0.95%),
0.92%, 09/15/30
(a)(d)
............... EUR 400 377,387
Red & Black Auto Italy Srl, Series 1, Class
D, (EURIBOR 1 Month + 2.85%), 3.55%,
12/28/31
(a)(d)
.................... 599 558,168
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 . USD 2,430 2,244,748
Series 2021-2, Class A, 1.90%, 08/15/33 . 5,706 4,687,706
Series 2022-1, Class B, 3.71%, 03/15/32 . 1,050 928,299
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 3.90%, 10/20/30 ... 2,400 2,346,811
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.17%), 3.88%, 07/20/34 ... 10,750 10,328,040

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 3.66%, 07/15/35
(a)(b)
USD 5,500 $ 5,273,236
Santander Drive Auto Receivables Trust, Series
2020-2, Class C, 1.46%, 09/15/25 ..... 4,870 4,845,220
Satus plc
(a)(d)
Series 2021-1, Class D, (Sterling Overnight
Index Average + 1.90%), 4.09%,
08/17/28 .................... GBP 200 218,450
Series 2021-1, Class E, (Sterling Overnight
Index Average + 3.20%), 5.39%,
08/17/28 .................... 167 179,921
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (EURIBOR 1 Month
+ 1.75%), 2.34%, 11/14/34 ........ EUR 2,432 2,361,547
Series 2020-1, Class D, (EURIBOR 1 Month
+ 2.50%), 3.09%, 11/14/34 ........ 998 967,320
Service Experts Issuer LLC, Series 2021-1A,
Class A, 2.67%, 02/02/32
(b)
.......... USD 1,846 1,668,611
Sesac Finance LLC
(b)
Series 2019-1, Class A2, 5.22%, 07/25/49 2,968 2,719,082
Series 2022-1, Class A2, 5.50%, 07/25/52 217 201,479
Shackleton CLO Ltd., Series 2015-7RA, Class
AR, (LIBOR USD 3 Month + 1.15%), 3.66%,
07/15/31
(a)(b)
.................... 4,550 4,419,514
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1, (3 Month CME Term SOFR +
1.54%), 3.66%, 07/18/34
(a)(b)
......... 7,250 7,046,438
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (LIBOR USD 3 Month + 1.65%), 4.36%,
04/20/33
(a)(b)
.................... 2,500 2,325,876
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 3.95%,
07/20/30
(a)(b)
.................... 4,195 4,139,298
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (LIBOR USD 3
Month + 0.40%), 3.69%, 06/15/33 ... 728 708,978
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 3.62%, 03/15/24 ... 439 436,695
Series 2005-A, Class A4, (LIBOR USD 3
Month + 0.31%), 3.60%, 12/15/38 ... 6,397 6,179,882
Series 2005-B, Class A4, (LIBOR USD 3
Month + 0.33%), 3.62%, 06/15/39 ... 5,610 5,339,772
Series 2007-A, Class A4A, (LIBOR USD 3
Month + 0.24%), 3.53%, 12/16/41 ... 3,768 3,635,612
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 7.57%, 10/15/41
(a)(b)
......... 16,565 17,854,624
SLM Student Loan Trust, Series 2013-4, Class
A, (LIBOR USD 1 Month + 0.55%), 3.63%,
06/25/43
(a)
..................... 4,162 4,057,621
SMB Private Education Loan Trust
(b)
Series 2018-B, Class A2B, (LIBOR USD 1
Month + 0.72%), 3.54%, 01/15/37
(a)
.. 5,746 5,661,707
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.83%), 3.65%, 09/15/37
(a)
.. 1,031 1,011,143
Series 2021-A, Class APL, 3.23%, 01/15/53 14,847 14,255,955
Series 2021-A, Class B, 2.31%, 01/15/53 3,930 3,442,182
Series 2021-B, Class A, 1.31%, 07/17/51 . 10,788 9,599,720
Series 2021-C, Class APT1, 1.39%,
01/15/53 .................... 6,359 5,578,640
Series 2021-C, Class D, 3.93%, 01/15/53 400 354,697
Series 2022-C, Class A1A, 4.48%, 05/16/50 11,654 11,168,978
Series 2022-C, Class A1B, (SOFR 30 Day
Average + 1.85%), 0.88%, 05/16/50
(a)
. 6,792 6,771,830
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program LLC
(b)
Series 2016-C, Class A2B, 2.36%, 12/27/32 USD 16 $ 15,775
Series 2016-D, Class A2B, 2.34%, 04/25/33 324 318,340
Series 2018-A, Class A2B, 2.95%, 02/25/42 2,136 2,087,860
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 2,440 2,372,120
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%,
01/25/48 .................... 1,695 1,645,438
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 8,820 8,223,347
Series 2021-A, Class AFX, 1.03%, 08/17/43 2,896 2,461,084
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month + 2.05%),
4.83%, 01/23/29
(a)(b)
............... 1,500 1,417,651
Soundview Home Loan Trust, Series 2003-2,
Class A2, (LIBOR USD 1 Month + 1.30%),
4.38%, 11/25/33
(a)
................ 137 134,455
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (LIBOR USD 3 Month + 1.06%),
3.77%, 07/20/32
(a)(b)
............... 5,650 5,454,335
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
... 5,667 5,180,196
Stratus CLO Ltd., Series 2022-2A, Class B, (3
Month CME Term SOFR + 2.70%), 5.03%,
07/20/30
(a)(b)
.................... 3,040 2,962,904
TAGUS-Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (EURIBOR 1 Month +
2.85%), 3.56%, 09/23/38
(a)(d)
......... EUR 900 863,623
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 3.88%,
10/20/34
(a)(b)
.................... USD 9,500 9,062,829
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
4.14%, 10/18/31
(a)(b)
............... 1,250 1,205,761
Turbo Finance plc, Series 9, Class B, (Sterling
Overnight Index Average + 1.65%), 3.84%,
08/20/28
(a)(d)
.................... GBP 1,590 1,752,342
Upstart Pass-Through Trust
(b)
Series 2021-ST3, Class A, 2.00%, 05/20/27 USD 720 679,617
Series 2021-ST7, Class A, 1.85%, 09/20/29 3,544 3,308,204
Series 2021-ST9, Class A, 1.70%, 11/20/29 2,753 2,512,198
Verizon Owner Trust, Series 2020-A, Class
A1A, 1.85%, 07/22/24 ............. 3,347 3,329,262
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A3, 1.02%, 06/22/26 ..... 25,048 23,734,871
Voya CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (LIBOR USD 3
Month + 0.95%), 3.69%, 04/17/30 ... 2,221 2,185,521
Series 2018-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.16%, 01/15/32 ... 750 713,801
Wind River CLO Ltd., Series 2013-1A, Class
A1RR, (LIBOR USD 3 Month + 0.98%),
3.69%, 07/20/30
(a)(b)
............... 2,950 2,907,100
Total Asset-Backed Securities — 19.2%
(Cost: $1,318,126,010) ........................... 1,259,157,697
Corporate Bonds
Aerospace & Defense — 0.2%
Boeing Co. (The), 2.20%, 02/04/26 ...... 4,800 4,259,700
Bombardier, Inc.
(b)
7.13%, 06/15/26 ................. 1,257 1,152,883
6.00%, 02/15/28 ................. 677 566,428

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
88
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. USD 473 $ 413,109
4.13%, 04/15/29 ................. 172 148,785
L3Harris Technologies, Inc., 3.85%, 06/15/23 1,194 1,188,317
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
108 101,505
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 1,664 1,445,600
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 274 258,930
7.50%, 04/15/25 ................. 34 32,036
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 1,851 1,877,303
6.25%, 03/15/26
(b)
................ 3,545 3,438,650
6.38%, 06/15/26 ................. 65 61,409
7.50%, 03/15/27 ................. 117 111,384
4.63%, 01/15/29 ................. 158 127,195
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 469 463,320
15,646,554
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
......... 728 625,170
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 105 98,963
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 1,248 1,303,336
5.50%, 04/20/26 ................. 760 713,309
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
... 1,356 1,026,674
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 480 423,355
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
515 503,974
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
110 110,873
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 808 754,593
Series 2020-1, Class A, 5.88%, 10/15/27 4,832 4,660,875
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 767 684,547
4.63%, 04/15/29 ................. 581 480,743
11,386,412
Auto Components — 0.3%
Aptiv plc, 2.40%, 02/18/25 ........... 7,610 7,101,262
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 2,664 2,608,669
6.25%, 05/15/26 ................. 1,342 1,281,610
Conti-Gummi Finance BV, 1.13%, 09/25/24
(d)
EUR 2,240 2,100,576
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... USD 344 356,900
Icahn Enterprises LP
4.75%, 09/15/24 ................. 365 341,479
6.25%, 05/15/26 ................. 461 430,823
5.25%, 05/15/27 ................. 422 369,465
4.38%, 02/01/29 ................. 51 41,049
ZF Finance GmbH, 3.00%, 09/21/25
(d)
.... EUR 2,700 2,341,893
16,973,726
Automobiles — 1.0%
BMW Finance NV, 0.00%, 04/14/23
(d)
..... 6,120 5,929,158
General Motors Co., 5.40%, 10/02/23 .... USD 4,920 4,920,492
Hyundai Capital America, 1.65%, 09/17/26
(b)
8,000 6,741,925
Mercedes-Benz International Finance BV,
0.25%, 11/06/23
(d)
............... EUR 1,970 1,875,110
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26
(b)
.................... USD 21,000 17,760,157
Nissan Motor Co. Ltd.
3.04%, 09/15/23
(b)
................ 12,483 12,135,473
3.52%, 09/17/25
(b)
................ 10,047 9,240,268
2.65%, 03/17/26
(d)
................ EUR 2,440 2,196,688
4.35%, 09/17/27
(b)
................ USD 5,300 4,568,529
Security
Par (000)
Par (000) Value
Automobiles (continued)
Stellantis NV, 3.38%, 07/07/23
(d)
........ EUR 3,250 $ 3,192,934
68,560,734
Banks — 7.5%
Banco Bradesco SA, 2.85%, 01/27/23
(b)
... USD 19,500 19,317,188
Banco de Sabadell SA
(d)
0.88%, 07/22/25 ................. EUR 1,500 1,330,012
(EUR Swap Annual 1 Year + 0.97%),
0.63%, 11/07/25
(a)
.............. 1,900 1,717,239
(EUR Swap Annual 1 Year + 1.55%),
1.13%, 03/11/27
(a)
.............. 700 607,767
Banco do Brasil SA, 4.75%, 03/20/24
(d)
.... USD 420 412,807
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
408 297,916
Banco Santander SA
2.75%, 05/28/25 ................. 10,800 9,874,989
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 3,000 2,481,823
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(d)
...... 434 369,171
Bank of America Corp.
(a)
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23 .................... 25,530 25,394,449
(SOFR 6 Month + 0.67%), 1.84%, 02/04/25 15,810 15,024,819
(SOFR 6 Month + 0.91%), 0.98%, 09/25/25 16,700 15,194,218
(SOFR 6 Month + 0.65%), 1.53%, 12/06/25 7,015 6,416,654
(SOFR 6 Month + 1.15%), 1.32%, 06/19/26 9,487 8,420,640
(SOFR 6 Month + 1.75%), 4.83%, 07/22/26 5,910 5,778,171
(SOFR 6 Month + 1.01%), 1.20%, 10/24/26 16,100 14,048,110
Series N, (SOFR 6 Month + 0.91%), 1.66%,
03/11/27 .................... 13,500 11,697,697
(SOFR 6 Month + 0.96%), 1.73%, 07/22/27 8,325 7,142,258
Bank of Montreal, Series H, 4.25%, 09/14/24 10,430 10,260,727
Banque Federative du Credit Mutuel SA
(d)
2.63%, 03/18/24 ................. EUR 500 485,770
0.75%, 06/08/26 ................. 1,700 1,492,146
Barclays plc
(a)
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25 .................... USD 11,835 11,382,128
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%),
5.50%, 08/09/28 ............... 16,460 15,430,206
Citigroup, Inc.
(a)
(SOFR 6 Month + 0.67%), 0.98%, 05/01/25 13,490 12,499,044
(SOFR 6 Month + 1.53%), 3.29%, 03/17/26 7,155 6,755,131
(SOFR 6 Month + 1.55%), 5.61%, 09/29/26 985 979,566
(SOFR 6 Month + 0.77%), 1.46%, 06/09/27 31,455 26,780,757
Commerzbank AG, (EURIBOR 3 Month +
1.30%), 0.75%, 03/24/26
(a)(d)
......... EUR 800 712,222
Credit Mutuel Arkea SA, 0.01%, 01/28/26
(d)
. 2,700 2,337,495
Danske Bank A/S
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
0.98%, 09/10/25 ............... USD 9,415 8,525,397
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26 ............... 20,650 17,870,989
First-Citizens Bank & Trust Co., (3 Month CME
Term SOFR + 3.83%), 3.93%, 06/19/24
(a)
. 4,726 4,662,196
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 401 288,469
HSBC Holdings plc, (SOFR 6 Month + 1.43%),
3.00%, 03/10/26
(a)
............... 7,360 6,805,114
ING Groep NV
1.00%, 09/20/23
(d)
................ EUR 4,500 4,323,961

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(EURIBOR 3 Month + 0.60%), 0.10%,
09/03/25
(a)(d)
.................. EUR 1,700 $ 1,549,409
(SOFR 6 Month + 1.01%), 1.73%,
04/01/27
(a)
................... USD 4,530 3,883,584
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
330 311,438
JPMorgan Chase & Co.
1.50%, 01/27/25
(d)
................ EUR 1,855 1,742,041
(SOFR 6 Month + 0.54%), 0.82%,
06/01/25
(a)
................... USD 12,000 11,109,198
(SOFR 6 Month + 1.85%), 2.08%,
04/22/26
(a)
................... 377 343,480
(SOFR 6 Month + 0.80%), 1.05%,
11/19/26
(a)
................... 15,100 13,060,509
(SOFR 6 Month + 0.89%), 1.58%,
04/22/27
(a)
................... 8,215 7,092,049
(SOFR 6 Month + 1.99%), 4.85%,
07/25/28
(a)
................... 17,465 16,769,438
KBC Group NV
(d)
1.13%, 01/25/24 ................. EUR 3,800 3,614,654
(EURIBOR 3 Month + 0.90%), 1.50%,
03/29/26
(a)
................... 3,000 2,761,124
(EUR Swap Annual 5 Year + 1.10%),
0.50%, 12/03/29
(a)
.............. 6,300 5,480,804
KeyBank NA, 4.15%, 08/08/25 ......... USD 2,890 2,801,257
Mitsubishi UFJ Financial Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
4.79%, 07/18/25 ............... 8,120 8,013,361
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%),
4.08%, 04/19/28 ............... 4,400 4,095,028
Mizuho Financial Group, Inc., 0.52%,
06/10/24
(d)
.................... EUR 4,565 4,259,907
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ............... USD 9,520 9,296,357
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ............... 12,340 10,360,082
NatWest Markets plc
0.13%, 06/18/26
(d)
................ EUR 4,200 3,549,243
1.60%, 09/29/26
(b)
................ USD 7,213 6,090,827
Nordea Bank Abp, 1.50%, 09/30/26
(b)
..... 11,300 9,630,865
PSA Banque France SA, 0.00%, 01/22/25
(d)
. EUR 2,100 1,895,593
Santander Holdings USA, Inc., 3.50%, 06/07/24 USD 3,000 2,907,237
Santander UK Group Holdings plc, (LIBOR
USD 3 Month + 1.08%), 3.37%, 01/05/24
(a)
3,715 3,690,970
Societe Generale SA, (EUR Swap Annual 5
Year + 0.90%), 1.38%, 02/23/28
(a)(d)
.... EUR 10,100 9,694,596
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 0.78%), 0.99%, 01/12/25
(a)(b)
....... USD 2,770 2,593,909
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
.... 8,100 6,977,457
Swedbank AB, 5.34%, 09/20/27
(b)
....... 8,630 8,361,545
Toronto-Dominion Bank (The), 0.38%,
04/25/24
(d)
.................... EUR 2,625 2,459,821
UniCredit SpA
6.95%, 10/31/22
(d)
................ 6,430 6,315,737
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
............. USD 4,475 3,834,296
US Bancorp, (SOFR 6 Month + 1.66%), 4.55%,
07/22/28
(a)
.................... 14,390 13,867,000
Security
Par (000)
Par (000) Value
Banks (continued)
Virgin Money UK plc, (EUR Swap Annual 1
Year + 0.85%), 0.38%, 05/27/24
(a)(d)
.... EUR 2,350 $ 2,243,600
Wells Fargo & Co.
(a)
(SOFR 6 Month + 1.32%), 3.91%, 04/25/26 USD 9,540 9,119,931
(SOFR 6 Month + 1.51%), 3.53%, 03/24/28 19,770 17,906,031
494,799,624
Beverages — 0.1%
Asahi Group Holdings Ltd.
(d)
0.01%, 04/19/24 ................. EUR 2,062 1,925,325
0.16%, 10/23/24 ................. 1,200 1,105,997
1.15%, 09/19/25 ................. 1,700 1,563,378
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 USD 410 297,967
Pernod Ricard SA, 0.00%, 10/24/23
(d)
.... EUR 3,600 3,419,957
8,312,624
Biotechnology — 0.2%
AbbVie, Inc.
1.50%, 11/15/23 ................. 5,760 5,581,930
1.25%, 06/01/24 ................. 1,305 1,238,171
2.95%, 11/21/26 ................. USD 7,815 7,159,777
13,979,878
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 893 821,239
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 277 228,304
CRH Finland Services OYJ, 0.88%, 11/05/23
(d)
EUR 1,670 1,594,375
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... USD 243 228,420
Masonite International Corp., 5.38%, 02/01/28
(b)
23 20,344
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
.................... 111 91,744
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
1,244 1,011,049
Standard Industries, Inc., 4.75%, 01/15/28
(b)
1,367 1,154,951
5,150,426
Capital Markets — 3.2%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 192 180,480
Bank of New York Mellon Corp. (The)
(a)
(SOFR 6 Month + 0.57%), 3.43%, 06/13/25 11,830 11,526,062
(SOFR 6 Month + 1.35%), 4.41%, 07/24/26 9,675 9,452,687
Blackstone Private Credit Fund
3.25%, 03/15/27 ................. 15,000 12,417,748
4.00%, 01/15/29 ................. 8,995 7,205,446
Credit Suisse Group AG, (EUAMDB01 +
3.50%), 3.25%, 04/02/26
(a)(d)
......... EUR 5,600 5,195,579
Deutsche Bank AG
(a)
(SOFR 6 Month + 1.13%), 1.45%, 04/01/25 USD 7,780 7,157,702
(EURIBOR 3 Month + 1.60%), 1.00%,
11/19/25
(d)
................... EUR 2,700 2,435,222
(SOFR 6 Month + 3.19%), 6.12%, 07/14/26 USD 9,670 9,391,297
(SOFR 6 Month + 1.32%), 2.55%, 01/07/28 13,645 11,077,561
(EURIBOR 3 Month + 1.38%), 1.88%,
02/23/28
(d)
................... EUR 3,400 2,833,617
Goldman Sachs Group, Inc. (The)
(a)
(SOFR 6 Month + 0.54%), 0.63%, 11/17/23 USD 4,735 4,706,353
(SOFR 6 Month + 0.51%), 0.66%, 09/10/24 4,800 4,569,141
(SOFR 6 Month + 0.80%), 1.43%, 03/09/27 7,500 6,447,826
(SOFR 6 Month + 0.91%), 1.95%, 10/21/27 2,905 2,484,249
(SOFR 6 Month + 1.11%), 2.64%, 02/24/28 12,845 11,144,824
(SOFR 6 Month + 1.85%), 3.62%, 03/15/28 5,825 5,301,044
Intercontinental Exchange, Inc., 4.00%,
09/15/27 ..................... 9,358 8,882,922
Morgan Stanley
(a)
(SOFR 6 Month + 0.47%), 0.56%, 11/10/23 10,000 9,945,137
(SOFR 6 Month + 0.46%), 0.53%, 01/25/24 20,515 20,180,653

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
90
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR 6 Month + 0.62%), 0.73%, 04/05/24 USD 10,725 $ 10,466,104
(SOFR 6 Month + 0.51%), 0.79%, 01/22/25 8,300 7,775,088
(SOFR 6 Month + 1.00%), 2.48%, 01/21/28 9,310 8,136,939
OWL Rock Core Income Corp., 7.75%,
09/16/27
(b)
.................... 162 159,540
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 1,089 1,058,236
UBS AG, 0.75%, 04/21/23
(d)
.......... EUR 4,405 4,281,944
UBS Group AG
(a)
(EUR Swap Annual 1 Year + 0.55%),
0.25%, 01/29/26
(d)
.............. 2,640 2,363,018
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%),
4.70%, 08/05/27
(b)
.............. USD 16,145 15,305,486
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. 7,780 6,535,811
Volvo Treasury AB, 0.00%, 02/11/23
(d)
.... EUR 940 913,687
209,531,403
Chemicals — 1.1%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... USD 865 786,067
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 200 147,350
Arkema SA, 0.13%, 10/14/26
(d)
......... EUR 800 681,381
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 870 775,028
3.38%, 02/15/29 ................. 727 569,931
BASF SE
(d)
2.00%, 12/05/22 ................. EUR 4,520 4,433,459
0.10%, 06/05/23 ................. 3,500 3,369,598
Celanese US Holdings LLC, 5.90%, 07/05/24 USD 22,503 22,191,095
Covestro AG, 0.88%, 02/03/26
(d)
........ EUR 1,430 1,262,143
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. USD 2,291 1,844,713
Equate Petrochemical BV, 4.25%, 11/03/26
(b)
552 520,191
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 252 231,840
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 1,571 1,592,601
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 496 396,800
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
.................... 26,705 23,402,410
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 3,841 3,374,991
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 231 217,052
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 391 342,809
5.50%, 03/18/31 ................. 669 500,412
SCIL IV LLC, 5.38%, 11/01/26
(b)
........ 330 254,925
Sherwin-Williams Co. (The), 4.25%, 08/08/25 2,630 2,567,040
WR Grace Holdings LLC, 4.88%, 06/15/27
(b)
1,218 1,047,029
70,508,865
Commercial Services & Supplies — 0.1%
ADT Security Corp. (The), 4.13%, 06/15/23 . 246 243,725
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 1,160 1,033,850
4.63%, 06/01/28 ................. 1,691 1,295,120
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 482 450,269
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 414 395,393
6.38%, 05/01/25 ................. 583 571,340
5.00%, 02/01/28 ................. 437 389,240
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 40 37,860
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
.... 546 497,706
Garda World Security Corp., 4.63%, 02/15/27
(b)
240 205,799
GFL Environmental, Inc.
(b)
3.75%, 08/01/25 ................. 181 165,615
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.13%, 12/15/26 ................. USD 1,109 $ 1,032,751
4.00%, 08/01/28 ................. 707 589,270
3.50%, 09/01/28 ................. 2 1,687
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 425 387,813
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 201 172,122
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 179 172,735
5.75%, 04/15/26 ................. 503 473,293
3.38%, 08/31/27 ................. 221 185,677
6.25%, 01/15/28 ................. 185 157,874
8,459,139
Communications Equipment — 0.0%
(b)
Avaya, Inc., 6.13%, 09/15/28 .......... 589 293,028
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 212 188,351
CommScope, Inc.
6.00%, 03/01/26 ................. 668 615,041
8.25%, 03/01/27 ................. 36 29,745
Viasat, Inc., 5.63%, 04/15/27 .......... 433 360,243
1,486,408
Construction & Engineering — 0.1%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 487 413,950
Cellnex Finance Co. SA, 2.25%, 04/12/26
(d)
. EUR 2,300 2,031,724
Heathrow Funding Ltd., 1.50%, 10/12/25
(d)
. 6,045 5,461,446
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
USD 1,580 1,390,400
9,297,520
Construction Materials — 0.0%
Holcim Finance Luxembourg SA, 0.13%,
07/19/27
(d)
.................... EUR 1,900 1,556,432
Consumer Finance — 2.7%
AerCap Ireland Capital DAC
2.88%, 08/14/24 ................. USD 9,600 9,027,992
2.45%, 10/29/26 ................. 10,210 8,613,225
American Express Co., 2.55%, 03/04/27 ... 13,000 11,579,218
Capital One Financial Corp.
(a)
(SOFR 3 Month + 0.69%), 3.68%, 12/06/24 10,000 9,773,300
(SOFR 6 Month + 1.29%), 2.64%, 03/03/26 17,510 16,269,453
(SOFR 6 Month + 0.86%), 1.88%, 11/02/27 7,010 5,952,433
(SOFR 6 Month + 2.06%), 4.93%, 05/10/28 11,725 11,170,846
FCA Bank SpA
(d)
0.50%, 09/18/23 ................. EUR 2,474 2,360,447
0.13%, 11/16/23 ................. 810 764,921
0.00%, 04/16/24 ................. 1,250 1,159,965
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ................. USD 357 356,497
3.37%, 11/17/23 ................. 7,087 6,856,176
5.13%, 06/16/25 ................. 643 606,741
4.13%, 08/04/25 ................. 370 335,794
3.38%, 11/13/25 ................. 221 195,255
2.70%, 08/10/26 ................. 2,860 2,372,055
4.27%, 01/09/27 ................. 408 357,000
4.95%, 05/28/27 ................. 400 357,112
4.13%, 08/17/27 ................. 200 172,100
3.82%, 11/02/27 ................. 400 336,000
2.90%, 02/16/28 ................. 627 492,803
5.11%, 05/03/29 ................. 848 735,810
General Motors Financial Co., Inc.
4.00%, 01/15/25 ................. 3,800 3,650,605
0.85%, 02/26/26
(d)
................ EUR 6,700 5,793,977
2.35%, 02/26/27 ................. USD 11,500 9,757,864
John Deere Capital Corp., 4.05%, 09/08/25 . 6,710 6,601,322

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Navient Corp.
7.25%, 09/25/23 ................. USD 38 $ 37,852
6.13%, 03/25/24 ................. 181 176,249
6.75%, 06/15/26 ................. 146 132,524
OneMain Finance Corp.
6.88%, 03/15/25 ................. 370 347,745
7.13%, 03/15/26 ................. 250 225,350
3.50%, 01/15/27 ................. 325 253,166
6.63%, 01/15/28 ................. 147 126,126
SLM Corp., 3.13%, 11/02/26 .......... 210 173,832
Synchrony Financial
4.88%, 06/13/25 ................. 8,078 7,792,871
4.50%, 07/23/25 ................. 12,244 11,677,642
Toyota Motor Credit Corp., 4.40%, 09/20/24 . 16,925 16,817,967
Toyota Motor Finance Netherlands BV, 0.00%,
10/27/25
(d)
.................... EUR 1,960 1,733,875
Volkswagen Bank GmbH
(d)
1.88%, 01/31/24 ................. 7,000 6,691,654
2.50%, 07/31/26 ................. 2,300 2,116,253
Volkswagen Financial Services AG, 0.88%,
01/31/28
(d)
.................... 2,270 1,861,040
Volkswagen Leasing GmbH
(d)
1.00%, 02/16/23 ................. 9,800 9,563,978
0.38%, 07/20/26 ................. 1,020 872,002
176,249,037
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. USD 1,649 1,552,869
3.25%, 09/01/28 ................. 200 163,192
Ball Corp., 5.25%, 07/01/25 .......... 12,214 11,936,620
Canpack SA, 3.13%, 11/01/25
(b)
........ 471 414,186
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 696 633,318
Crown Americas LLC, 4.75%, 02/01/26 ... 566 527,167
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 165 165,000
Graphic Packaging International LLC
4.88%, 11/15/22 ................. 389 388,038
3.50%, 03/15/28
(b)
................ 188 159,860
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 409 297,547
LABL, Inc., 5.88%, 11/01/28
(b)
......... 233 188,707
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 516 490,200
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... 957 772,777
Sealed Air Corp.
(b)
5.13%, 12/01/24 ................. 5,330 5,143,450
4.00%, 12/01/27 ................. 496 429,214
SIG Combibloc PurchaseCo SARL, 2.13%,
06/18/25
(d)
.................... EUR 1,295 1,171,439
Silgan Holdings, Inc., 4.13%, 02/01/28 .... USD 41 36,367
Sonoco Products Co., 2.25%, 02/01/27 ... 6,640 5,880,657
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)
................... 1,570 1,404,160
31,754,768
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28
(b)
............ 24 20,995
Diversified Consumer Services — 0.0%
(b)
Graham Holdings Co., 5.75%, 06/01/26 ... 275 266,665
Sotheby's, 7.38%, 10/15/27 ........... 1,067 980,029
1,246,694
Diversified Financial Services — 0.3%
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 396 292,050
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 11,120 9,742,703
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... USD 201 $ 165,912
NTT Finance Corp., 4.37%, 07/27/27
(b)
.... 4,175 4,049,435
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 286 167,721
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 190 181,908
7.38%, 09/01/25 ................. 270 241,820
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 480 437,700
Siemens Financieringsmaatschappij NV,
0.38%, 09/06/23
(d)
............... EUR 5,710 5,477,952
20,757,201
Diversified Telecommunication Services — 1.0%
Altice France SA
(b)
8.13%, 02/01/27 ................. USD 842 752,537
5.50%, 01/15/28 ................. 1,240 981,944
5.13%, 01/15/29 ................. 404 298,047
AT&T, Inc.
1.05%, 09/05/23 ................. EUR 3,815 3,667,680
1.70%, 03/25/26 ................. USD 20,165 17,932,514
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 847 764,417
5.00%, 02/01/28 ................. 1,233 1,063,166
5.38%, 06/01/29 ................. 1,980 1,733,134
6.38%, 09/01/29 ................. 858 787,730
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 461 344,597
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 448 401,511
5.00%, 05/01/28 ................. 853 732,045
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 773 675,911
7.00%, 10/15/28 ................. 871 746,203
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 152 127,300
4.63%, 09/15/27 ................. 178 147,309
4.25%, 07/01/28 ................. 472 368,165
3.63%, 01/15/29 ................. 17 12,587
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... 459 467,969
Series Y, 7.50%, 04/01/24 .......... 479 493,370
5.13%, 12/15/26
(b)
................ 896 770,927
4.00%, 02/15/27
(b)
................ 1,123 943,072
4.50%, 01/15/29
(b)
................ 111 77,978
Sprint Capital Corp., 6.88%, 11/15/28 ..... 1,623 1,667,633
Switch Ltd., 3.75%, 09/15/28
(b)
......... 789 784,069
Telecom Italia SpA, 5.30%, 05/30/24
(b)
.... 936 883,762
Verizon Communications, Inc., 2.10%, 03/22/28 27,460 23,182,099
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
.................... 733 627,564
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
3,411 2,737,157
64,172,397
Electric Utilities — 1.1%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(d)
............... 308 242,550
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
8,085 7,982,237
Edison International, 4.70%, 08/15/25 .... 12,000 11,625,782
Enel Finance International NV, 0.00%,
06/17/24
(d)
.................... EUR 5,190 4,828,114
ESB Finance DAC, 3.49%, 01/12/24
(d)
.... 2,185 2,148,562
Eversource Energy, 2.90%, 03/01/27 ..... USD 9,700 8,802,363
Exelon Corp., 2.75%, 03/15/27
(b)
........ 3,455 3,095,474
FirstEnergy Corp., Series B, 4.40%, 07/15/27
(c)
1,561 1,448,421
Kallpa Generacion SA, 4.88%, 05/24/26
(d)
.. 441 405,389

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
92
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... USD 281 $ 269,093
NRG Energy, Inc.
6.63%, 01/15/27 ................. 493 482,778
5.75%, 01/15/28 ................. 45 41,530
5.25%, 06/15/29
(b)
................ 26 22,750
Pacific Gas & Electric Co., 3.45%, 07/01/25 . 4,820 4,483,244
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 551 477,689
Southern Co. (The), 4.48%, 08/01/24
(c)
.... 13,550 13,379,593
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 5,823 5,589,780
Virginia Electric & Power Co., Series B, 3.75%,
05/15/27 ..................... 5,695 5,376,033
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
688 644,140
71,345,522
Electrical Equipment — 0.1%
Schneider Electric SE, 0.25%, 09/09/24
(d)
.. EUR 2,900 2,715,888
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. USD 550 524,738
4.00%, 04/15/29 ................. 414 342,581
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 775 623,875
4,207,082
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Technologies Holding GmbH, 0.75%,
05/04/26
(d)
.................... EUR 2,645 2,354,046
CDW LLC, 4.13%, 05/01/25 .......... USD 16,000 15,118,372
17,472,418
Energy Equipment & Services — 0.0%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 925 828,412
6.25%, 04/01/28 ................. 388 341,050
Halliburton Co., 3.80%, 11/15/25 ....... 158 152,168
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 562 518,698
USA Compression Partners LP
6.88%, 04/01/26 ................. 1,314 1,208,880
6.88%, 09/01/27 ................. 88 79,977
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ 14 14,245
6.50%, 09/15/28 ................. 123 110,700
3,254,130
Entertainment — 0.2%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 484 360,580
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 65 62,878
6.50%, 05/15/27 ................. 1,193 1,147,964
4.75%, 10/15/27 ................. 272 236,146
3.75%, 01/15/28 ................. 305 258,488
Netflix, Inc., 4.38%, 11/15/26 .......... 10,000 9,440,350
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 538 430,260
11,936,666
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.
1.30%, 09/15/25 ................. 2,245 1,990,965
1.60%, 04/15/26 ................. 8,165 7,117,022
0.45%, 01/15/27 ................. EUR 4,705 3,905,678
0.40%, 02/15/27 ................. 6,320 5,184,122
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 245 200,883
Crown Castle, Inc., 1.35%, 07/15/25 ..... 11,410 10,239,277
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 62 50,995
Digital Dutch Finco BV, 0.63%, 07/15/25
(d)
.. EUR 6,335 5,559,183
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc., 1.45%, 05/15/26 ......... USD 8,813 $ 7,631,200
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 392 305,768
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 238 190,995
Healthpeak Properties, Inc., 1.35%, 02/01/27 4,255 3,603,259
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 482 441,354
5.00%, 10/15/27 ................. 722 623,988
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ..................... 1,400 1,306,014
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 587 510,690
4.50%, 02/15/29
(b)
................ 297 246,427
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 166 141,774
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,092 968,506
3.13%, 02/01/29 ................. 141 113,402
Simon International Finance SCA, 1.38%,
11/18/22
(d)
.................... EUR 2,510 2,455,168
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... USD 745 674,365
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 332 262,270
VICI Properties LP, 4.38%, 05/15/25 ..... 8,105 7,717,095
61,440,400
Food & Staples Retailing — 0.3%
(b)
7-Eleven, Inc., 0.80%, 02/10/24 ........ 21,469 20,294,937
Albertsons Cos., Inc.
4.63%, 01/15/27 ................. 772 690,030
5.88%, 02/15/28 ................. 173 159,593
3.50%, 03/15/29 ................. 275 221,650
Performance Food Group, Inc., 5.50%,
10/15/27 ..................... 462 419,879
US Foods, Inc.
6.25%, 04/15/25 ................. 452 443,999
4.75%, 02/15/29 ................. 54 46,224
22,276,312
Food Products — 0.2%
Chobani LLC, 4.63%, 11/15/28
(b)
........ 692 588,574
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 355 334,821
General Mills, Inc., 0.45%, 01/15/26 ..... EUR 1,420 1,259,532
Kraft Heinz Foods Co., 3.88%, 05/15/27 ... USD 2,190 2,046,729
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
706 640,434
Louis Dreyfus Co. Finance BV, 2.38%,
11/27/25
(d)
.................... EUR 3,500 3,231,362
Post Holdings, Inc., 5.75%, 03/01/27
(b)
.... USD 88 83,935
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 500 408,750
Viterra Finance BV, 0.38%, 09/24/25
(d)
.... EUR 3,350 2,842,698
11,436,835
Gas Utilities — 0.1%
ONE Gas, Inc., 1.10%, 03/11/24 ........ USD 6,577 6,296,226
Promigas SA ESP
3.75%, 10/16/29
(d)
................ 442 342,357
3.75%, 10/16/29
(b)
................ 1,329 1,029,393
Redexis Gas Finance BV, 1.88%, 05/28/25
(d)
EUR 900 828,838
Snam SpA, 0.00%, 08/15/25
(d)
......... 1,400 1,235,085
9,731,899
Health Care Equipment & Supplies — 0.3%
American Medical Systems Europe BV, 1.38%,
03/08/28 ..................... 3,191 2,764,149
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. USD 1,229 1,093,743
Becton Dickinson and Co.
1.40%, 05/24/23 ................. EUR 1,325 1,287,310
0.03%, 08/13/25 ................. 2,460 2,191,064
Becton Dickinson Euro Finance SARL, 1.21%,
06/04/26 ..................... 1,935 1,740,263
Medline Borrower LP, 3.88%, 04/01/29
(b)
... USD 925 741,563

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medtronic Global Holdings SCA
0.00%, 12/02/22 ................. EUR 400 $ 391,447
0.38%, 03/07/23 ................. 4,330 4,215,346
0.00%, 10/15/25 ................. 2,380 2,117,643
Teleflex, Inc.
4.63%, 11/15/27 ................. USD 20 18,018
4.25%, 06/01/28
(b)
................ 579 503,597
17,064,143
Health Care Providers & Services — 0.8%
Centene Corp., 2.45%, 07/15/28 ........ 2,138 1,740,802
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 160 138,526
5.63%, 03/15/27 ................. 180 138,546
CVS Health Corp., 3.63%, 04/01/27 ...... 4,946 4,625,878
Encompass Health Corp., 4.50%, 02/01/28 . 804 688,620
Fresenius Finance Ireland plc, 0.00%,
10/01/25
(d)
.................... EUR 2,830 2,483,041
HCA, Inc.
5.38%, 02/01/25 ................. USD 14,000 13,834,441
5.25%, 04/15/25 ................. 7,000 6,856,600
5.88%, 02/15/26 ................. 11,013 10,864,397
5.38%, 09/01/26 ................. 3,827 3,707,608
Legacy LifePoint Health LLC, 6.75%,
04/15/25
(b)
.................... 478 452,291
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 178 164,279
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 721 650,702
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................ 2,185 1,947,936
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 557 497,150
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 124 119,905
4.63%, 09/01/24
(b)
................ 277 268,092
4.88%, 01/01/26
(b)
................ 722 670,933
6.25%, 02/01/27
(b)
................ 169 157,702
4.63%, 06/15/28
(b)
................ 372 325,116
50,332,565
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 1,057 985,652
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 206 179,263
4.38%, 01/15/28 ................. 607 525,966
Booking Holdings, Inc., 0.10%, 03/08/25 ... EUR 3,610 3,275,456
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... USD 383 320,852
Caesars Entertainment, Inc., 6.25%, 07/01/25
(b)
1,999 1,926,536
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 416 401,398
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 533 527,355
7.63%, 03/01/26 ................. 65 49,400
5.75%, 03/01/27 ................. 925 648,009
9.88%, 08/01/27 ................. 530 519,400
4.00%, 08/01/28 ................. 426 343,671
6.00%, 05/01/29 ................. 289 189,749
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 477 458,841
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 1,170 1,082,648
4.75%, 01/15/28 ................. 211 182,531
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
506 418,715
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. 548 535,589
3.75%, 05/01/29 ................. 134 110,655
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... USD 382 $ 350,485
Life Time, Inc., 5.75%, 01/15/26
(b)
....... 257 233,870
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
261 229,680
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 186,169
MGM Resorts International, 5.75%, 06/15/25 237 226,494
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 246 211,566
Royal Caribbean Cruises Ltd.
(b)
9.13%, 06/15/23 ................. 294 299,145
5.50%, 08/31/26 ................. 310 237,150
5.38%, 07/15/27 ................. 193 141,959
11.63%, 08/15/27 ................ 157 142,873
5.50%, 04/01/28 ................. 2 1,402
8.25%, 01/15/29 ................. 156 151,845
9.25%, 01/15/29 ................. 240 236,485
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
366 365,846
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 333 273,315
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 244 240,686
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 443 389,929
Wynn Resorts Finance LLC, 7.75%, 04/15/25
(b)
877 856,664
16,471,597
Household Durables — 0.5%
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
.................... 571 422,694
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
277 251,078
DR Horton, Inc., 1.30%, 10/15/26 ....... 4,140 3,465,685
KB Home, 7.63%, 05/15/23 ........... 15,000 14,982,750
Meritage Homes Corp., 5.13%, 06/06/27 ... 507 449,318
Newell Brands, Inc., 4.45%, 04/01/26
(c)
.... 8,000 7,360,000
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
847 830,162
PulteGroup, Inc., 5.00%, 01/15/27 ....... 781 757,407
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
.................... 207 192,769
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 604 475,967
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 565 488,555
29,676,385
Household Products — 0.0%
(b)
Energizer Holdings, Inc., 6.50%, 12/31/27 .. 165 146,469
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31 ..................... 305 240,950
387,419
Independent Power and Renewable Electricity Producers
— 0.1%
(b)
Alexander Funding Trust, 1.84%, 11/15/23 . 8,395 7,855,428
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 422 375,749
Colbun SA, 3.15%, 01/19/32 .......... 765 582,978
8,814,155
Insurance — 0.4%
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27
(b)
.................... 2,431 2,076,506
American International Group, Inc., 1.88%,
06/21/27 ..................... EUR 3,300 2,920,677
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... USD 407 337,836
Aon Corp., 2.85%, 05/28/27 .......... 6,710 6,019,044
E.ON International Finance BV
(d)
0.75%, 11/30/22 ................. EUR 1,150 1,125,279
1.00%, 04/13/25 ................. 300 277,384
Met Tower Global Funding, 3.70%, 06/13/25
(b)
USD 12,000 11,569,370
NFP Corp., 4.88%, 08/15/28
(b)
......... 1,518 1,295,332
25,621,428

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
94
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.3%
(b)
Meta Platforms, Inc., 3.50%, 08/15/27 .... USD 21,455 $ 20,062,852
Twitter, Inc., 3.88%, 12/15/27 .......... 507 475,427
20,538,279
Internet & Direct Marketing Retail — 0.0%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ...... 216 152,349
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 159 130,043
Match Group Holdings II LLC, 4.63%, 06/01/28 859 750,551
1,032,943
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 507 423,345
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
590 502,975
Block, Inc., 2.75%, 06/01/26 .......... 1,286 1,105,268
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
646 555,730
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 434 362,390
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
400 334,591
Capgemini SE, 0.63%, 06/23/25
(d)
....... EUR 2,400 2,194,246
Gartner, Inc., 4.50%, 07/01/28
(b)
........ USD 404 361,257
Global Payments, Inc.
1.20%, 03/01/26 ................. 20,200 17,385,029
2.15%, 01/15/27 ................. 2,570 2,199,132
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 269 219,235
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 588 511,560
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 141 137,396
Twilio, Inc., 3.63%, 03/15/29 .......... 633 511,147
VeriSign, Inc., 5.25%, 04/01/25 ........ 1,523 1,518,298
28,321,599
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 319 277,808
Danaher Corp., 1.70%, 03/30/24 ....... EUR 1,600 1,534,758
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
USD 776 682,761
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 1,225 975,443
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 2,550 2,431,341
5,902,111
Machinery — 0.3%
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... USD 2,740 2,357,859
EnPro Industries, Inc., 5.75%, 10/15/26 ... 156 150,150
Highland Holdings SARL, 0.32%, 12/15/26 . EUR 1,610 1,358,991
Illinois Tool Works, Inc., 0.25%, 12/05/24 .. 5,360 4,935,940
Parker-Hannifin Corp., 2.70%, 06/14/24 ... USD 2,115 2,036,083
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
372 363,556
Titan International, Inc., 7.00%, 04/30/28 .. 59 53,531
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,223 1,039,807
Traton Finance Luxembourg SA
(d)
0.00%, 06/14/24 ................. EUR 2,400 2,209,243
0.13%, 11/10/24 ................. 2,200 1,996,851
0.13%, 03/24/25 ................. 4,100 3,655,200
Wabash National Corp., 4.50%, 10/15/28
(b)
. USD 195 151,165
20,308,376
Media — 0.8%
Altice Financing SA, 5.00%, 01/15/28
(b)
.... 1,287 991,350
AMC Networks, Inc., 5.00%, 04/01/24 .... 304 290,056
Charter Communications Operating LLC,
4.91%, 07/23/25 ................ 17,480 17,045,780
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,103 1,024,917
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 1,929 1,629,498
CSC Holdings LLC
5.25%, 06/01/24 ................. 1,879 1,738,075
5.38%, 02/01/28
(b)
................ 759 662,228
Security
Par (000)
Par (000) Value
Media (continued)
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. USD 584 $ 503,472
DISH DBS Corp.
(b)
5.25%, 12/01/26 ................. 1,303 1,067,479
5.75%, 12/01/28 ................. 412 311,365
GCI LLC, 4.75%, 10/15/28
(b)
.......... 150 124,538
Informa plc
(d)
1.50%, 07/05/23 ................. EUR 2,951 2,853,576
2.13%, 10/06/25 ................. 9,855 8,936,080
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... USD 1,088 903,040
MMS USA Holdings, Inc., 0.63%, 06/13/25
(d)
EUR 3,300 2,991,318
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
USD 834 728,541
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 1,630 1,336,975
Sinclair Television Group, Inc., 5.13%,
02/15/27
(b)
.................... 542 448,292
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 48 42,155
5.00%, 08/01/27 ................. 950 871,625
4.00%, 07/15/28 ................. 577 490,785
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 400 346,908
Univision Communications, Inc., 6.63%,
06/01/27
(b)
.................... 537 506,774
Videotron Ltd., 5.13%, 04/15/27
(b)
....... 581 533,268
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 1,015 820,881
WPP Finance 2013, 3.00%, 11/20/23
(d)
.... EUR 3,960 3,854,762
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
.... USD 741 618,735
51,672,473
Metals & Mining — 0.2%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 960 746,280
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 505 369,913
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 330 317,647
6.13%, 02/15/28 ................. 414 365,698
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 997 917,619
Carpenter Technology Corp., 6.38%, 07/15/28 40 37,096
Constellium SE
(b)
5.88%, 02/15/26 ................. 600 550,500
5.63%, 06/15/28 ................. 755 619,216
3.75%, 04/15/29 ................. 664 484,774
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
.. 701 634,405
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,130 774,968
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 385 273,783
Kaiser Aluminum Corp., 4.63%, 03/01/28
(b)
. 935 762,884
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 353 278,870
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 509 451,356
Novelis Corp., 3.25%, 11/15/26
(b)
....... 1,899 1,585,152
Nucor Corp., 2.00%, 06/01/25 ......... 1,245 1,149,135
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 765 707,261
11,026,557
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 273 268,222
4.38%, 01/15/27 ................. 94 80,134
348,356
Multi-Utilities — 0.2%
E.ON SE, 0.88%, 01/08/25
(d)
.......... EUR 1,120 1,040,174
Engie SA, 0.38%, 02/28/23
(d)
.......... 3,600 3,501,027
National Grid Electricity Transmission plc,
0.19%, 01/20/25
(d)
............... 1,490 1,362,180

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
National Grid North America, Inc., 0.41%,
01/20/26
(d)
.................... EUR 2,120 $ 1,864,991
Sempra Energy, 3.30%, 04/01/25 ....... USD 6,745 6,419,316
14,187,688
Oil, Gas & Consumable Fuels — 1.8%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 1,113 1,075,536
Antero Midstream Partners LP
(b)
7.88%, 05/15/26 ................. 319 320,595
5.75%, 03/01/27 ................. 434 401,392
5.75%, 01/15/28 ................. 48 43,680
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 136 143,652
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(b)
.................... 1,097 976,330
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
372 277,289
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
484 464,640
Buckeye Partners LP
(b)
4.13%, 03/01/25 ................. 383 350,541
4.50%, 03/01/28 ................. 349 296,650
Callon Petroleum Co.
6.38%, 07/01/26 ................. 138 124,350
8.00%, 08/01/28
(b)
................ 809 746,303
Chesapeake Energy Corp.
(b)
5.50%, 02/01/26 ................. 119 113,942
6.75%, 04/15/29 ................. 750 718,965
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 122 110,835
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 18 16,425
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 559 548,674
5.88%, 07/01/29 ................. 561 500,765
Comstock Resources, Inc., 6.75%, 03/01/29
(b)
895 825,465
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 1,307 1,174,235
CrownRock LP
(b)
5.63%, 10/15/25 ................. 1,921 1,839,108
5.00%, 05/01/29 ................. 40 35,292
DCP Midstream Operating LP
5.63%, 07/15/27 ................. 37 35,737
5.13%, 05/15/29 ................. 570 534,106
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 831 702,195
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 406 382,655
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 648 515,160
4.39%, 11/30/46 ................. 728 509,600
Enbridge, Inc.
2.50%, 01/15/25 ................. 1,710 1,605,489
2.50%, 02/14/25 ................. 9,460 8,885,227
Energy Transfer LP
3.45%, 01/15/23 ................. 8,080 8,037,778
3.60%, 02/01/23 ................. 2,900 2,887,644
4.25%, 03/15/23 ................. 35,795 35,699,659
5.88%, 01/15/24 ................. 10,825 10,847,092
4.50%, 04/15/24 ................. 1,433 1,410,426
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 418 390,830
5.38%, 06/01/29 ................. 397 363,255
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 152 141,094
4.85%, 07/15/26 ................. 570 523,479
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 259 239,479
4.13%, 12/01/26 ................. 193 163,504
6.50%, 07/01/27
(b)
................ 371 342,837
GNL Quintero SA, 4.63%, 07/31/29
(d)
..... 803 732,546
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 41 40,298
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP, 5.75%, 02/01/29
(b)
.... USD 28 $ 24,479
India Cleantech Energy, 4.70%, 08/10/26
(b)
. 421 320,275
India Green Energy Holdings, 5.38%,
04/29/24
(b)
.................... 500 467,500
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
.. 975 959,785
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 32 30,668
Matador Resources Co., 5.88%, 09/15/26 .. 540 520,922
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 1,108 1,049,498
6.50%, 09/30/26 ................. 789 728,957
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
279 248,201
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 816 765,000
NuStar Logistics LP, 5.75%, 10/01/25 ..... 534 494,895
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 174 178,785
8.00%, 07/15/25 ................. 34 36,040
5.88%, 09/01/25 ................. 110 110,333
5.55%, 03/15/26 ................. 796 796,907
8.50%, 07/15/27 ................. 1,361 1,456,542
Parkland Corp., 5.88%, 07/15/27
(b)
...... 283 262,341
PDC Energy, Inc., 5.75%, 05/15/26 ...... 235 217,408
Permian Resources Operating LLC, 6.88%,
04/01/27
(b)
.................... 606 586,278
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 4,255 4,151,859
1.13%, 01/15/26 ................. 6,380 5,577,846
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 88 75,486
Sabine Pass Liquefaction LLC, 5.75%,
05/15/24 ..................... 5,967 5,988,846
SK Battery America, Inc., 2.13%, 01/26/26
(d)
1,234 1,072,877
SM Energy Co.
5.63%, 06/01/25 ................. 65 62,400
6.75%, 09/15/26 ................. 179 172,287
6.63%, 01/15/27 ................. 10 9,599
6.50%, 07/15/28 ................. 169 160,605
Southwestern Energy Co., 5.70%, 01/23/25
(c)
9 8,812
Sunoco LP, 6.00%, 04/15/27 .......... 54 51,492
Tallgrass Energy Partners LP, 6.00%,
03/01/27
(b)
.................... 46 41,734
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
1,144 1,045,816
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
.................... 2,268 1,945,672
Western Midstream Operating LP
3.95%, 06/01/25 ................. 532 500,080
4.65%, 07/01/26 ................. 426 398,310
4.75%, 08/15/28 ................. 710 646,100
117,259,389
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ..................... 404 289,112
Personal Products — 0.0%
Coty, Inc., 4.75%, 01/15/29
(b)
.......... 20 16,920
GSK Consumer Healthcare Capital NL BV,
1.25%, 03/29/26
(d)
............... EUR 1,130 1,016,680
GSK Consumer Healthcare Capital UK plc,
3.13%, 03/24/25
(b)
............... USD 2,500 2,359,866
3,393,466
Pharmaceuticals — 0.2%
Bayer AG, 0.05%, 01/12/25
(d)
.......... EUR 2,900 2,631,258
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
. 2,600 2,338,931
Catalent Pharma Solutions, Inc., 3.13%,
02/15/29
(b)
.................... USD 609 469,691

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
96
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
.................... USD 400 $ 330,000
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 554 478,518
Merck Financial Services GmbH, 0.01%,
12/15/23
(d)
.................... EUR 4,500 4,266,716
Organon & Co., 4.13%, 04/30/28
(b)
...... USD 1,254 1,072,170
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. 210 204,068
4.75%, 05/09/27 ................. 200 168,987
11,960,339
Professional Services — 0.0%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 408 277,440
Korn Ferry, 4.63%, 12/15/27
(b)
......... 420 370,902
Wolters Kluwer NV, 3.00%, 09/23/26
(d)
.... EUR 1,050 1,015,500
1,663,842
Real Estate Management & Development — 0.2%
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... USD 625 557,344
China Aoyuan Group Ltd.
(d)(f)(g)
6.35%, 02/08/24 ................. 1,000 62,500
5.98%, 08/18/25 ................. 1,000 62,375
6.20%, 03/24/26 ................. 834 52,125
Fantasia Holdings Group Co. Ltd.
(d)(f)(g)
10.88%, 01/09/23 ................ 1,167 99,195
11.88%, 06/01/23 ................ 667 56,695
9.25%, 07/28/23 ................. 667 56,695
9.88%, 10/19/23 ................. 333 28,305
Heimstaden Bostad Treasury BV, 0.25%,
10/13/24
(d)
.................... EUR 3,070 2,712,199
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
USD 476 395,080
MAF Sukuk Ltd.
(d)
4.64%, 05/14/29 ................. 824 786,817
3.93%, 02/28/30 ................. 431 392,291
Modern Land China Co. Ltd., 9.80%, 04/11/23
(d)
(f)(g)
........................ 667 103,385
Redco Properties Group Ltd., 9.90%,
02/17/24
(d)
.................... 200 30,912
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)(f)(g)
.................. 333 23,310
Ronshine China Holdings Ltd., 7.10%,
01/25/25
(d)(f)(g)
.................. 667 36,685
Unique Pub Finance Co. plc (The), Series M,
7.39%, 03/28/24
(c)(d)
.............. GBP 2,999 3,323,302
Vonovia Finance BV, 0.13%, 04/06/23
(d)
... EUR 4,100 3,957,361
Yuzhou Group Holdings Co. Ltd.
(d)(f)(g)
7.70%, 02/20/25 ................. USD 634 39,625
8.30%, 05/27/25 ................. 834 52,125
7.38%, 01/13/26 ................. 833 52,062
Zhenro Properties Group Ltd., 7.35%,
02/05/25
(d)(f)(g)
.................. 333 13,320
12,893,708
Road & Rail — 0.5%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
241 203,749
Canadian Pacific Railway Co., 1.75%, 12/02/26 4,720 4,132,957
Penske Truck Leasing Co. LP
(b)
1.20%, 11/15/25 ................. 3,970 3,449,238
1.70%, 06/15/26 ................. 4,295 3,693,692
Ryder System, Inc., 2.85%, 03/01/27 ..... 7,525 6,745,500
SMBC Aviation Capital Finance DAC
(b)
1.90%, 10/15/26 ................. 12,895 10,740,827
2.30%, 06/15/28 ................. 2,835 2,236,366
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 443 441,892
Security
Par (000)
Par (000) Value
Road & Rail (continued)
8.00%, 11/01/26 ................. USD 166 $ 165,738
7.50%, 09/15/27 ................. 901 882,980
6.25%, 01/15/28 ................. 1,228 1,142,040
4.50%, 08/15/29 ................. 104 87,425
33,922,404
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Corp., 3.88%, 01/15/27 ...... 11,000 10,118,670
Broadcom, Inc., 3.15%, 11/15/25 ....... 7,195 6,753,534
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 1,207 1,063,155
Intel Corp., 3.75%, 08/05/27 .......... 4,120 3,911,627
NXP BV, 2.70%, 05/01/25 ............ 3,801 3,516,638
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 335 269,693
25,633,317
Software — 1.1%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 1,726 1,691,609
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 529 478,645
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 659 626,508
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 1,183 1,175,837
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 1,541 1,271,017
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 98 86,357
6.50%, 10/15/28 ................. 131 111,202
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 239 203,647
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 149,400
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 405 333,700
NCR Corp., 5.00%, 10/01/28
(b)
......... 428 336,741
NortonLifeLock, Inc., 6.75%, 09/30/27
(b)
... 422 404,922
Open Text Corp., 3.88%, 02/15/28
(b)
..... 650 537,563
Oracle Corp.
1.65%, 03/25/26 ................. 24,635 21,585,231
2.65%, 07/15/26 ................. 567 510,281
Picard Midco, Inc., 6.50%, 03/31/29
(b)
..... 1,837 1,551,714
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 570 530,971
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
1,164 1,061,794
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 567 434,234
VMware, Inc.
1.00%, 08/15/24 ................. 8,634 7,990,534
1.40%, 08/15/26 ................. 21,340 18,250,374
3.90%, 08/21/27 ................. 6,715 6,186,115
Workday, Inc., 3.50%, 04/01/27 ........ 3,500 3,237,474
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
777 633,985
69,379,855
Specialty Retail — 0.2%
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 643 579,999
8.50%, 10/30/25 ................. 200 174,917
Home Depot, Inc. (The), 4.00%, 09/15/25 .. 1,355 1,333,453
Lowe's Cos., Inc., 3.35%, 04/01/27 ...... 8,015 7,423,012
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 344 314,900
PetSmart, Inc., 4.75%, 02/15/28
(b)
....... 250 213,947
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 60 49,648
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 1,251 1,074,597
Staples, Inc., 7.50%, 04/15/26
(b)
........ 443 371,947
11,536,420
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC, 4.00%, 07/15/24 ... 7,388 7,251,993
Litigation Systems, Inc., 4.00%, 10/30/27
(e)
. 3,312 3,154,868
10,406,861

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... USD 293 $ 232,935
William Carter Co. (The), 5.63%, 03/15/27 .. 306 286,092
519,027
Thrifts & Mortgage Finance — 0.2%
BPCE SA
0.63%, 04/28/25
(d)
................ EUR 1,700 1,551,732
(SOFR 6 Month + 1.09%), 2.05%,
10/19/27
(a)(b)
.................. USD 4,545 3,826,648
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 649 620,243
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 381 238,601
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 247 198,886
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 401 342,354
RMIT Cash Management LLC, Series 2021-3,
3.88%, 10/17/33
(e)
............... 4,470 4,023,000
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 576 472,320
11,273,784
Tobacco — 0.8%
BAT Capital Corp.
1.13%, 11/16/23
(d)
................ EUR 2,350 2,239,690
3.22%, 08/15/24 ................. USD 16,545 15,920,545
2.79%, 09/06/24 ................. 29,510 28,054,912
3.56%, 08/15/27 ................. 3,490 3,064,821
BAT International Finance plc, 0.88%,
10/13/23
(d)
.................... EUR 2,124 2,026,472
Philip Morris International, Inc.
2.88%, 03/03/26 ................. 1,550 1,465,098
0.13%, 08/03/26 ................. 730 618,003
53,389,541
Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.88%, 07/03/23 ................. USD 4,500 4,461,438
1.88%, 08/15/26 ................. 5,265 4,461,980
Aviation Capital Group LLC
(b)
1.95%, 01/30/26 ................. 5,785 4,855,977
1.95%, 09/20/26 ................. 8,480 6,867,620
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
49 39,686
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 150 140,912
9.75%, 08/01/27 ................. 89 87,025
5.50%, 05/01/28 ................. 198 158,372
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 283 254,700
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 657 554,278
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 1,471 1,471,809
7.25%, 06/15/28 ................. 22 21,548
23,375,345
Transportation Infrastructure — 0.1%
ASTM SpA, 1.00%, 11/25/26
(d)
......... EUR 4,240 3,598,171
Wireless Telecommunication Services — 0.4%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 1,227 1,073,075
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 361 298,825
4.50%, 04/27/31 ................. 497 356,598
Sprint Corp., 7.63%, 03/01/26 ......... 174 179,974
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
5,069 4,995,705
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 7,130 6,258,071
2.25%, 02/15/26 ................. 1,818 1,626,710
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.75%, 04/15/27 ................. USD 13,200 $ 12,181,499
26,970,457
Total Corporate Bonds — 32.9%
(Cost: $2,409,594,363) ........................... 2,163,108,865
Floating Rate Loan Interests
Chemicals — 0.0%
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 06/30/27
(a)
................ 35 31,263
Total Floating Rate Loan Interests — 0.0%
(Cost: $33,936) ................................ 31,263
Foreign Agency Obligations
Canada — 0.6%
(b)
CPPIB Capital, Inc., 0.50%
,
09/16/24 ..... 22,650 20,992,662
OMERS Finance Trust, 1.10%
,
03/26/26 ... 17,380 15,415,891
36,408,553
Chile — 0.0%
(d)
Corp. Nacional del Cobre de Chile, 3.63%
,
08/01/27 ...................... 763 695,427
Empresa Nacional del Petroleo, 4.38%
,
10/30/24 ...................... 1,240 1,210,550
1,905,977
Colombia — 0.0%
Ecopetrol SA
5.38%, 06/26/26 ................. 868 784,618
4.63%, 11/02/31 ................. 645 449,081
1,233,699
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(d)
....... 958 956,803
Italy — 0.0%
ACEA SpA, 0.00%
,
09/28/25
(d)
.......... EUR 1,885 1,660,235
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(d)
................ USD 594 580,635
4.69%, 05/15/29
(b)
................ 1,004 836,646
Petroleos Mexicanos
6.88%, 08/04/26 ................. 1,720 1,542,754
8.75%, 06/02/29
(b)
................ 584 495,284
5.95%, 01/28/31 ................. 1,977 1,330,719
6.70%, 02/16/32 ................. 1,693 1,182,391
5,968,429
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 1,309 1,170,573
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 759 560,853
5.13%, 08/11/61 ................. 490 349,064
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 648 588,060
1,497,977
Qatar — 0.0%
Qatar Energy, 2.25%
,
07/12/31
(b)
........ 212 170,660

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
98
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.88%
,
04/16/24
(b)
... USD 3,245 $ 3,135,481
Total Foreign Agency Obligations — 0.8%
(Cost: $61,081,480) .............................. 54,108,387
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 7.38%
,
05/14/30
(d)
.... 581 550,970
Chile — 0.0%
Republic of Chile, 3.24%
,
02/06/28 ....... 756 680,306
Colombia — 0.1%
Republic of Colombia
4.00%, 02/26/24 ................. 384 373,752
8.13%, 05/21/24 ................. 1,122 1,143,949
4.50%, 01/28/26 ................. 714 653,667
3.88%, 04/25/27 ................. 1,411 1,195,646
4.50%, 03/15/29 ................. 669 547,869
3.25%, 04/22/32 ................. 548 368,804
4,283,687
Dominican Republic — 0.0%
Dominican Republic Government Bond
5.50%, 02/22/29
(b)
................ 640 548,120
5.50%, 02/22/29
(d)
................ 632 541,268
4.50%, 01/30/30
(b)
................ 281 220,374
4.88%, 09/23/32
(b)
................ 365 272,336
1,582,098
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 ................. 695 539,494
6.38%, 04/11/31 ................. EUR 688 391,079
930,573
Guatemala — 0.0%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ USD 393 352,914
3.70%, 10/07/33
(d)
................ 630 453,128
806,042
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ................. 680 667,590
5.25%, 06/16/29
(b)
................ 717 646,555
1,314,145
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 549 527,040
Republic of Indonesia
4.10%, 04/24/28 ................. 290 271,114
4.75%, 02/11/29 ................. 450 432,612
1,230,766
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(d)
. 672 595,896
Mexico — 0.1%
United Mexican States
4.13%, 01/21/26 ................. 595 576,555
4.50%, 04/22/29 ................. 244 225,944
3.25%, 04/16/30 ................. 616 513,128
2.66%, 05/24/31 ................. 1,513 1,160,471
4.75%, 04/27/32 ................. 831 745,822
4.88%, 05/19/33 ................. 200 175,800
3,397,720
Security
Par (000)
Par (000) Value
Morocco — 0.0%
Kingdom of Morocco
(b)
2.38%, 12/15/27 ................. USD 882 $ 721,751
3.00%, 12/15/32 ................. 844 588,321
1,310,072
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(b)
542 384,820
Oman — 0.0%
Oman Government Bond
(d)
4.75%, 06/15/26 ................. 450 417,375
7.38%, 10/28/32 ................. 699 694,631
1,112,006
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 222 201,160
3.16%, 01/23/30 ................. 995 807,691
2.25%, 09/29/32 ................. 1,126 787,707
3.30%, 01/19/33 ................. 314 242,251
2,038,809
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(d)
................ 1,269 1,219,271
4.95%, 04/28/31
(b)
................ 1,221 1,083,866
2,303,137
Peru — 0.0%
Republic of Peru
2.39%, 01/23/26 ................. 700 634,288
4.13%, 08/25/27 ................. 239 225,750
2.78%, 01/23/31 ................. 522 413,294
1.86%, 12/01/32 ................. 370 259,069
1,532,401
Philippines — 0.0%
Republic of Philippines, 3.75%
,
01/14/29 ... 901 840,282
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 558 504,990
2.88%, 03/11/29
(d)
................ EUR 433 324,186
2.50%, 02/08/30
(d)
................ 455 318,361
1,147,537
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.00%
,
04/17/25
(d)
USD 431 420,764
South Africa — 0.1%
Republic of South Africa
4.30%, 10/12/28 ................. 1,316 1,092,115
4.85%, 09/30/29 ................. 957 787,013
5.88%, 04/20/32 ................. 955 787,875
2,667,003
Ukraine — 0.0%
Ukraine Government Bond
(f)(g)
8.99%, 02/01/26
(d)
................ 330 68,475
7.25%, 03/15/35
(b)
................ 200 36,500
104,975
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
01/23/31 558 533,704
Total Foreign Government Obligations — 0.5%
(Cost: $34,965,857) .............................. 29,767,713

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.6%
Angel Oak Mortgage Trust
(b)
Series 2022-1, Class A1, 2.88%, 12/25/66
(c)
USD 6,089 $ 5,261,909
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
7,182 6,443,840
Angel Oak Mortgage Trust I LLC, Series 2019-
1, Class A2, 4.02%, 11/25/48
(a)(b)
....... 59 58,219
Arroyo Mortgage Trust, Series 2022-2, Class
A1, 4.95%, 07/25/57
(b)(c)
............ 5,127 4,932,204
Atlas Funding plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.70%), 3.90%,
07/25/58
(d)
................... GBP 125 137,057
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.25%), 4.45%,
07/25/58
(d)
................... 110 119,786
Banc of America Mortgage Trust, Series 2003-
J, Class 2A1, 2.49%, 11/25/33
(a)
....... USD 142 129,569
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average + 1.70%),
3.89%, 08/27/58
(a)(d)
............... GBP 520 556,526
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.17%, 07/25/34
(a)
............. USD 217 200,302
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a)(b)(e)(h)
...... 16 14,139
Canada Square Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 3.79%,
06/17/58
(d)
................... GBP 102 108,856
Series 6, Class C, (Sterling Overnight Index
Average + 1.45%), 3.65%, 01/17/59
(d)
. 318 332,460
Series 6, Class D, (Sterling Overnight Index
Average + 1.85%), 4.05%, 01/17/59
(d)
. 178 180,197
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
......... USD 2,409 2,077,191
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (LIBOR USD
1 Month + 0.90%), 3.98%, 07/25/49 .. 773 741,141
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 .................... 1,654 1,488,911
CHL Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (LIBOR USD 1
Month + 0.54%), 3.62%, 02/25/35
(a)
.. 198 179,961
Series 2005-17, Class 1A6, 5.50%, 09/25/35 254 233,345
Series 2005-HYB8, Class 2A1, 3.23%,
12/20/35
(a)
................... 537 494,895
CMF plc
(a)
Series 2020-1, Class B, (Sterling Overnight
Index Average + 1.00%), 3.19%,
01/16/57
(d)
................... GBP 220 242,987
Series 2020-1, Class C, (Sterling Overnight
Index Average + 1.25%), 3.44%,
01/16/57
(d)
................... 105 115,707
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)(b)
........ USD 4,755 4,335,353
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a)(b)
.................... 7,046 6,525,111
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B2, 3.31%,
04/25/43 .................... 2,409 2,378,127
Series 2013-HYB1, Class B4, 3.31%,
04/25/43 .................... 2,141 2,086,361
Series 2015-1, Class A1, 2.50%, 01/25/45 6,030 5,271,961
Series 2019-RP10, Class A1, 2.94%,
12/26/59 .................... 2,957 2,876,708
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (EURIBOR 3 Month
+ 1.10%), 1.31%, 07/28/58
(d)
....... EUR 740 $ 689,983
Series 2021-2, Class B, (EURIBOR 3 Month
+ 0.80%), 1.01%, 04/28/59
(d)
....... 820 759,873
Series 2021-2, Class C, (EURIBOR 3 Month
+ 1.05%), 1.26%, 04/28/59
(d)
....... 503 457,720
Finsbury Square, Series 2021-1GRX, Class C,
(Sterling Overnight Index Average + 1.25%),
3.44%, 12/16/67
(a)(d)
............... GBP 1,045 1,098,864
Finsbury Square plc
(a)
Series 2020-1A, Class C, (Sterling Overnight
Index Average + 1.35%), 3.54%,
03/16/70
(b)
................... 225 249,222
Series 2021-2X, Class C, (Sterling Overnight
Index Average + 1.40%), 3.59%,
12/16/71
(d)
................... 371 389,412
Series 2021-2X, Class D, (Sterling Overnight
Index Average + 1.70%), 3.89%,
12/16/71
(d)
................... 200 204,034
Gemgarto plc, Series 2021-1X, Class C,
(Sterling Overnight Index Average + 1.30%),
3.49%, 12/16/67
(a)(d)
............... 218 230,831
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.08%, 08/25/49 USD 2,249 2,109,082
Series 2020-PJ4, Class A2, 3.00%, 01/25/51 3,721 3,106,423
Series 2022-PJ2, Class A4, 2.50%, 06/25/52 12,867 10,218,060
Harben Finance
(a)
Series 2017-1RX, Class C, (Sterling
Overnight Index Average + 1.15%),
3.34%, 09/28/55
(d)
.............. GBP 741 771,575
Series 2017-1RX, Class D, (Sterling
Overnight Index Average + 1.50%),
3.69%, 09/28/55
(d)
.............. 441 450,956
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b)(c)
... USD 3,087 2,995,992
Hops Hill No. 1 plc
(a)
Series 1, Class C, (Sterling Overnight Index
Average + 1.85%), 4.04%, 05/27/54
(d)
. GBP 200 218,616
Series 1, Class D, (Sterling Overnight Index
Average + 2.35%), 4.54%, 05/27/54
(d)
. 100 108,129
JPMorgan Mortgage Trust
(a)(b)
Series 2016-2, Class A1, 3.72%, 06/25/46 USD 2,791 2,576,316
Series 2020-7, Class A3, 3.00%, 01/25/51 2,817 2,358,047
Series 2020-LTV1, Class A11, (LIBOR USD
1 Month + 1.00%), 3.44%, 06/25/50 .. 562 557,333
Series 2022-INV3, Class A3B, 3.00%,
09/25/52 .................... 8,440 6,914,393
Series 2022-LTV1, Class A1, 3.25%,
07/25/52 .................... 5,093 4,307,482
Jubilee Place, Series 3, Class C, (EURIBOR 3
Month + 1.60%), 1.60%, 01/17/59
(a)(d)
... EUR 201 184,241
Lanebrook Mortgage Transaction plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 4.44%,
06/12/57
(d)
................... GBP 370 406,262
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.25%), 3.45%,
07/20/58
(d)
................... 158 166,700
Mello Mortgage Capital Acceptance, Series
2022-INV2, Class A3, 3.00%, 04/25/52
(a)(b)
USD 10,384 8,566,257
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 3.86%,
11/25/34
(a)
..................... 459 435,662

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
100
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.45%),
3.64%, 06/23/53
(a)(d)
............... GBP 111 $ 117,112
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56 .................... USD 1,216 1,118,063
Series 2018-1A, Class A1A, 4.00%,
12/25/57 .................... 4,489 4,267,188
Series 2020-1A, Class A1B, 3.50%,
10/25/59 .................... 10,505 9,781,915
OBX Trust, Series 2022-INV3, Class A1,
3.00%, 02/25/52
(a)(b)
............... 4,632 3,820,897
Polaris plc, Series 2022-1, Class E, (Sterling
Overnight Index Average + 3.40%), 5.59%,
10/23/59
(a)(d)
.................... GBP 538 555,977
Residential Mortgage Securities 32 plc, Series
32X, Class C, (Sterling Overnight Index
Average + 2.20%), 4.39%, 06/20/70
(a)(d)
.. 1,025 1,116,019
RMAC Securities No. 1 plc, Series 2007-
NS1X, Class A2A, (Sterling Overnight Index
Average + 0.27%), 2.46%, 06/12/44
(a)(d)
.. 322 340,863
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 4,262 4,096,984
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
12,133 11,601,325
Series 2019-4, Class MA, 3.00%, 02/25/59 12,442 11,666,663
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a)(b)
........ 471 437,621
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 09/25/67
(b)(c)
........ 2,574 2,496,435
Stanlington No. 2 plc
(a)
Series 2, Class C, (Sterling Overnight Index
Average + 1.75%), 3.94%, 06/12/56
(d)
. GBP 535 573,229
Series 2, Class D, (Sterling Overnight Index
Average + 2.20%), 4.39%, 06/12/56
(d)
. 329 353,418
Series 2, Class E, (Sterling Overnight Index
Average + 3.30%), 5.49%, 06/12/56
(d)
. 450 487,905
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a)(b)
USD 2,714 2,499,027
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (LIBOR
USD 1 Month + 0.30%), 3.38%, 09/25/34
(a)
532 469,313
Together Asset-Backed Securitisation plc,
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average + 1.25%), 3.45%,
07/12/63
(a)(d)
.................... GBP 108 114,638
Tower Bridge Funding plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.45%), 4.64%,
09/20/63
(d)
................... 145 160,950
Series 2020-1, Class D, (Sterling Overnight
Index Average + 3.45%), 5.64%,
09/20/63
(d)
................... 120 133,208
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.85%), 4.04%,
07/21/64
(d)
................... 365 400,515
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.15%), 4.34%,
07/21/64
(d)
................... 252 272,319
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 3.69%,
11/20/63
(d)
................... 140 149,548
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 3.99%,
11/20/63
(d)
................... 169 178,001
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Twin Bridges plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 4.44%,
12/12/54
(d)
................... GBP 395 $ 435,633
Series 2020-1, Class D, (Sterling Overnight
Index Average + 3.00%), 5.19%,
12/12/54
(d)
................... 225 247,143
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.60%), 3.79%,
03/12/55
(d)
................... 436 458,753
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.10%), 4.29%,
03/12/55
(d)
................... 220 225,858
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.15%), 3.34%,
09/12/55
(d)
................... 435 453,605
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.50%), 3.69%,
09/12/55
(d)
................... 187 191,030
Series 2022-1, Class D, (Sterling Overnight
Index Average + 1.70%), 3.89%,
12/01/55
(d)
................... 365 370,400
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(c)
............ USD 8,983 8,233,217
Walsh Acceptance, Series 1997-2, Class A,
(LIBOR USD 1 Month + 2.00%), 4.50%,
03/01/27
(a)(b)
.................... 2 1,490
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 882 773,464
Series 2020-RR1, Class A1, 3.00%,
05/25/50 .................... 1,608 1,357,327
168,011,341
Commercial Mortgage-Backed Securities — 9.8%
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (LIBOR USD 1 Month + 1.15%), 3.97%,
04/15/34
(a)(b)
.................... 8,030 7,687,985
Atom Mortgage Securities DAC
(a)
Series 1X, Class D, (Sterling Overnight
Index Average + 1.90%), 4.10%,
07/22/31
(d)
................... GBP 1,906 1,948,310
Series 1X, Class E, (Sterling Overnight
Index Average + 2.80%), 5.00%,
07/22/31
(d)
................... 2,158 2,176,432
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 3.82%, 11/15/33 ... USD 3,270 3,080,084
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 3.67%, 09/15/34 ... 12,495 12,237,083
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 .................... 3,102 3,073,308
Series 2019-BN16, Class A2, 3.93%,
02/15/52 .................... 11,591 11,430,307
Series 2019-BN18, Class A2, 3.47%,
05/15/62 .................... 15,479 14,991,783
BBCMS Mortgage Trust, Series 2022-C16,
Class A5, 4.60%, 06/15/55
(a)
......... 1,560 1,488,657
Bear Stearns Commercial Mortgage Securities
Trust, Series 2005-PW10, Class AJ, 5.62%,
12/11/40
(a)(e)
.................... —
(i)
1
Benchmark Mortgage Trust, Series 2022-B34,
Class AM, 3.96%, 04/15/55
(a)(e)
........ 4,680 4,358,016

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 3.74%, 10/15/36 ... USD 19,993 $ 19,691,440
Series 2021-SOAR, Class A, (LIBOR USD 1
Month + 0.67%), 3.49%, 06/15/38 ... 12,118 11,586,876
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 3.47%, 05/15/38 ... 6,930 6,628,269
Series 2021-XL2, Class A, (LIBOR USD 1
Month + 0.69%), 3.51%, 10/15/38 ... 14,814 14,203,507
BX Trust
(a)(b)
Series 2021-ARIA, Class A, (LIBOR USD 1
Month + 0.90%), 3.72%, 10/15/36 ... 14,000 13,280,930
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 3.62%, 02/15/36 ... 4,700 4,477,986
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 3.62%, 02/15/36 ... 6,280 5,983,352
Series 2021-SDMF, Class A, (LIBOR USD 1
Month + 0.59%), 3.41%, 09/15/34 ... 7,130 6,777,291
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 4.10%, 06/15/36 ... 3,450 3,302,863
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(a)(b)
.................... 5,000 3,334,431
Cassia SRL
(a)
Series 2022-1X, Class A, (EURIBOR 3
Month + 2.50%), 2.50%, 05/22/34
(d)
.. EUR 4,583 4,301,472
Series 2022-1X, Class B, (EURIBOR 3
Month + 3.50%), 3.50%, 05/22/34
(d)
.. 2,190 2,037,155
CFCRE Commercial Mortgage Trust
(b)
Series 2018-TAN, Class A, 4.24%, 02/15/33 USD 15,000 14,837,844
Series 2018-TAN, Class B, 4.69%, 02/15/33 7,905 7,761,219
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A3, 2.82%,
04/10/46 .................... 21,591 21,479,799
Series 2015-GC31, Class A4, 3.76%,
06/10/48 .................... 9,000 8,610,613
Series 2015-P1, Class A4, 3.46%, 09/15/48 13,173 12,542,792
Series 2016-P3, Class A2, 2.74%, 04/15/49 1,184 1,182,173
Commercial Mortgage Trust
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(a)
................... 4,515 4,455,593
Series 2014-CR21, Class A3, 3.53%,
12/10/47 .................... 15,052 14,518,858
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 .................... 2,566 2,531,630
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 .................... 785 770,220
Series 2015-CR22, Class A3, 3.21%,
03/10/48 .................... 11,549 11,538,055
Series 2015-CR23, Class A2, 2.85%,
05/10/48 .................... 2,450 2,447,276
Series 2015-CR23, Class A4, 3.50%,
05/10/48 .................... 7,750 7,385,858
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 .................... 4,033 3,947,600
Series 2015-PC1, Class B, 4.43%,
07/10/50
(a)
................... 4,175 3,954,370
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%,
08/15/37
(e)
................... 6,977 6,401,515
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 6,240 5,337,014
Series 2021-980M, Class C, 3.20%,
07/15/31 .................... 3,450 2,930,517
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... 2,458 2,341,622
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust, Series 2021-
ESH, Class A, (LIBOR USD 1 Month +
1.08%), 3.90%, 07/15/38
(a)(b)
......... USD 12,801 $ 12,398,983
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class F, 5.52%,
05/03/32
(b)
................... 2,000 1,909,833
Series 2013-GC10, Class A4, 2.68%,
02/10/46 .................... 343 343,090
GS Mortgage Securities Corp. Trust, Series
2021-STAR, Class A, (LIBOR USD 1 Month
+ 0.95%), 3.77%, 12/15/36
(a)(b)
........ 12,850 12,321,695
GS Mortgage Securities Trust
Series 2011-GC5, Class AS, 5.21%,
08/10/44
(a)(b)
.................. 5,864 5,836,467
Series 2013-GC12, Class A4, 3.14%,
06/10/46 .................... 15,859 15,687,052
Series 2013-GC13, Class AAB, 3.72%,
07/10/46
(a)
................... 1,162 1,159,565
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 .................... 3,635 3,584,692
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 5,900 5,607,406
Series 2019-GC38, Class A2, 3.87%,
02/10/52 .................... 8,134 7,982,841
Haus European Loan Conduit No. 39 DAC
(a)
Series 39X, Class C, (EURIBOR 3 Month +
1.40%), 1.67%, 07/28/51
(d)
........ EUR 841 771,458
Series 39X, Class D, (EURIBOR 3 Month +
2.00%), 2.27%, 07/28/51
(d)
........ 2,052 1,867,958
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 3.97%,
05/15/38
(a)(b)
.................... USD 9,675 9,425,714
HONO Mortgage Trust, Series 2021-LULU,
Class D, (LIBOR USD 1 Month + 2.50%),
5.32%, 10/15/36
(a)(b)
............... 2,000 1,889,283
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%,
09/15/47 .................... 2,814 2,762,142
Series 2016-C1, Class A5, 3.58%, 03/17/49 1,446 1,366,463
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 8,119,403
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C16, Class A4, 4.17%,
12/15/46 .................... 13,920 13,736,495
Series 2018-WPT, Class AFX, 4.25%,
07/05/33
(b)
................... 7,070 6,946,484
Series 2019-BKWD, Class A, (LIBOR USD 1
Month + 1.00%), 4.07%, 09/15/29
(a)(b)
. 1,604 1,578,345
Series 2021-MHC, Class A, (LIBOR USD 1
Month + 0.80%), 3.62%, 04/15/38
(a)(b)
. 3,676 3,560,147
Series 2022-OPO, Class B, 3.38%,
01/05/39
(b)
................... 3,405 2,892,298
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
.................. 1,000 784,613
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (LIBOR USD 1 Month + 1.35%),
4.17%, 05/15/36
(a)(b)
............... 2,972 2,867,323
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (EURIBOR 3 Month +
1.40%), 1.74%, 08/17/33
(d)
........ EUR 1,350 1,233,165
Series 1X, Class D, (EURIBOR 3 Month +
1.90%), 2.24%, 08/17/33
(d)
........ 1,045 943,415
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (EURIBOR 3
Month + 1.20%), 1.20%, 08/17/31
(d)
.. 939 865,499

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
102
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-1X, Class C, (EURIBOR 3
Month + 1.60%), 1.60%, 08/17/31
(d)
.. EUR 1,061 $ 967,654
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 3.77%,
11/15/38
(a)(b)
.................... USD 6,980 6,700,220
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2021-W10, Class A, (1 Month CME
Term SOFR + 1.07%), 3.92%, 12/15/34 2,490 2,456,206
Series 2021-W10, Class B, (1 Month CME
Term SOFR + 1.37%), 4.22%, 12/15/34 2,170 2,124,190
MHC Commercial Mortgage Trust, Series
2021-MHC, Class A, (LIBOR USD 1 Month +
0.80%), 3.62%, 04/15/38
(a)(b)
......... 12,380 11,915,161
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46 11,900 11,714,299
Series 2013-C9, Class AAB, 2.66%,
05/15/46 .................... 417 415,366
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 16,435 16,148,254
Series 2014-C18, Class ASB, 3.62%,
10/15/47 .................... 3,327 3,280,282
Series 2014-C19, Class ASB, 3.33%,
12/15/47 .................... 3,383 3,321,220
Series 2015-C24, Class A4, 3.73%,
05/15/48 .................... 15,544 14,864,166
Series 2015-C25, Class A5, 3.64%,
10/15/48 .................... 8,717 8,302,707
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (LIBOR USD 1
Month + 0.85%), 3.67%, 08/15/33
(a)(b)
. 3,082 3,044,273
Series 2018-H4, Class A4, 4.31%, 12/15/51 4,995 4,669,216
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 3.72%, 07/15/35
(a)(b)
. 1,300 1,271,436
Series 2019-NUGS, Class D, (LIBOR USD 1
Month + 1.80%), 4.62%, 12/15/36
(a)(b)
. 8,000 7,559,242
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1 Month CME Term SOFR +
1.40%), 4.24%, 03/15/39
(a)(b)
......... 14,870 14,461,433
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 3.77%, 06/15/35
(a)(b)
... 3,418 3,306,694
Pearl Finance DAC
(a)
Series 2020-1, Class A2, (EURIBOR 3
Month + 1.90%), 2.24%, 11/17/32
(d)
.. EUR 1,128 1,096,857
Series 2020-1, Class B, (EURIBOR 3 Month
+ 2.50%), 2.84%, 11/17/32
(d)
....... 1,355 1,317,974
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (LIBOR USD 1 Month +
0.88%), 3.70%, 07/15/38
(a)(b)
......... USD 15,473 14,852,592
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (1 Month CME Term
SOFR + 2.47%), 5.53%, 06/25/37
(a)(b)
... 1,626 1,610,819
Sage AR Funding No. 1 plc, Series 1X, Class
C, (Sterling Overnight Index Average +
2.15%), 4.34%, 11/17/30
(a)(d)
......... GBP 535 577,271
SREIT Trust, Series 2021-MFP2, Class A,
(LIBOR USD 1 Month + 0.82%), 3.64%,
11/15/36
(a)(b)
.................... USD 4,025 3,853,579
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1 Month CME
Term SOFR + 2.19%), 5.03%, 05/15/37
(a)(b)
4,580 4,472,296
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average + 1.30%),
3.49%, 05/17/31
(d)
.............. GBP 880 $ 939,280
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average + 1.65%),
3.84%, 05/17/31
(d)
.............. 536 566,686
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average + 2.60%),
4.79%, 05/17/31
(d)
.............. 547 575,343
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average + 2.10%),
4.29%, 08/17/31
(d)
.............. 1,414 1,455,048
TPGI Trust, Series 2021-DGWD, Class A,
(LIBOR USD 1 Month + 0.70%), 3.52%,
06/15/26
(a)(b)
.................... USD 10,540 10,091,057
TTAN MHC, Series 2021-MHC, Class A,
(LIBOR USD 1 Month + 0.85%), 3.67%,
03/15/38
(a)(b)
.................... 8,373 8,078,710
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ....... 7,873 6,733,529
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class AS, 3.35%,
03/10/46
(b)
................... 9,713 9,625,600
Series 2013-C6, Class ASB, 2.79%,
04/10/46 .................... 159 158,613
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 . 469 453,158
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
2,977 2,828,715
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 .................... 3,746 3,696,564
Series 2015-C27, Class A5, 3.45%,
02/15/48 .................... 10,140 9,674,291
Series 2015-C28, Class ASB, 3.31%,
05/15/48 .................... 2,870 2,799,720
Series 2017-C39, Class A5, 3.42%,
09/15/50 .................... 15,250 14,013,329
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class ASB, 3.39%,
08/15/47 .................... 4,404 4,347,588
Series 2014-C21, Class ASBF, (LIBOR USD
1 Month + 0.56%), 2.94%, 08/15/47
(a)(b)
1,139 1,136,333
Series 2014-C24, Class ASB, 3.32%,
11/15/47 .................... 4,125 4,040,142
647,011,048
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 1.02%, 05/10/48
(a)
.... 31,968 549,832
Total Non-Agency Mortgage-Backed Securities — 12.4%
(Cost: $877,948,095) ............................. 815,572,221
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp.
Series 3710, Class MG, 4.00%, 08/15/25
(c)
227 226,140
Series 3959, Class MA, 4.50%, 11/15/41 . 941 934,383
Series 3986, Class M, 4.50%, 09/15/41 .. 388 388,017
Series 4459, Class BN, 3.00%, 08/15/43 . 4,210 3,865,102
Series 4569, Class JA, 3.00%, 03/15/42 . 4,770 4,629,290
Series 4752, Class PL, 3.00%, 09/15/46 . 5,981 5,604,099
Series 4941, Class MB, 3.00%, 07/25/49 . 4,904 4,493,198
Series 5000, Class MA, 2.00%, 06/25/44 . 3,823 3,489,501
Series 5006, Class KA, 2.00%, 06/25/45 . 10,745 9,721,780

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5105, Class LA, 1.50%, 04/15/44 . USD 34,904 $ 32,880,929
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (LIBOR USD 1 Month +
0.95%), 4.03%, 11/25/48
(a)(b)
......... 556 549,316
Federal National Mortgage Association
(c)
Series 2011-48, Class MG, 4.00%, 06/25/26 516 511,275
Series 2011-84, Class MG, 4.00%, 09/25/26 698 692,049
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 1997-20, Class FB, 0.62%, 03/25/27 12 11,305
Series 2022-65, Class FB, (SOFR 30 Day
Average + 0.80%), 3.09%, 09/25/52 .. 49,570 49,539,019
Government National Mortgage Association
Series 2013-131, Class PA, 3.50%, 06/16/42 846 837,721
Series 2017-136, Class GB,
3.00%, 03/20/47 ............... 4,175 3,960,081
Series 2018-36, Class AM, 3.00%, 07/20/45 10,472 10,106,541
132,439,746
Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series KIR2, Class A1, 2.75%, 03/25/27 . 4,821 4,647,924
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2013-K25, Class B, 3.75%, 11/25/45 1,150 1,145,708
Series 2013-K26, Class B, 3.69%, 12/25/45 1,247 1,242,345
Series 2013-K27, Class B, 3.61%, 01/25/46 2,875 2,857,368
9,893,345
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K121, Class X1,
1.12%, 10/25/30 ................. 11,892 725,275
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.65%, 02/16/53 ................. 10,983 185,198
910,473
Mortgage-Backed Securities — 9.1%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/36 ................. 2,740 2,526,692
4.00%, 02/01/34 - 06/01/37 .......... 15,580 15,079,003
4.50%, 07/01/47 - 03/01/49 .......... 46,601 45,810,598
Federal Home Loan Mortgage Corp. Variable
Rate Notes, (LIBOR USD 12 Month +
1.63%), 2.94%, 10/01/45
(a)
.......... 1,347 1,380,853
Federal National Mortgage Association Variable
Rate Notes
(a)
(LIBOR USD 12 Month + 1.59%),
2.88%, 11/01/45 ............... 141 144,659
(LIBOR USD 12 Month + 1.75%),
2.93%, 09/01/42 ............... 1,780 1,805,499
(LIBOR USD 12 Month + 1.59%),
2.99%, 06/01/45 ............... 1,809 1,776,609
(LIBOR USD 12 Month + 1.58%),
4.68%, 09/01/45 ............... 2,105 2,152,453
Uniform Mortgage-Backed Securities
2.50%, 12/01/27 - 04/01/32 .......... 23,110 21,556,242
3.00%, 12/01/26 - 09/01/35 .......... 31,586 29,500,332
3.50%, 04/01/34 ................. 2,371 2,248,333
4.00%, 04/01/26 - 03/01/48 .......... 87,385 84,082,252
4.50%, 03/01/47 - 01/01/50 .......... 38,194 37,262,183
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 10/25/52 - 11/25/52
(j)
......... USD 372,995 $ 355,107,791
600,433,499
Total U.S. Government Sponsored Agency Securities — 11.3%
(Cost: $774,344,060) ............................. 743,677,063
U.S. Treasury Obligations
U.S. Treasury Bonds , 1.75%, 08/15/41
(k)
... 100,000 68,371,094
U.S. Treasury Inflation Linked Notes ,
0.13%, 04/15/27 ................. 77,667 71,609,287
U.S. Treasury Notes
1.50%, 02/15/25 ................. 61,100 57,274,090
1.75%, 03/15/25 ................. 244,490 230,221,715
2.63%, 04/15/25 ................. 31,480 30,231,867
2.75%, 05/15/25 ................. 86,970 83,691,639
2.88%, 06/15/25 ................. 246,000 237,245,859
3.13%, 08/15/25 ................. 458,295 444,223,913
3.50%, 09/15/25 ................. 484,560 474,679,521
Total U.S. Treasury Obligations — 25.9%
(Cost: $1,762,259,100) ........................... 1,697,548,985
Total Long-Term Investments — 103.0%
(Cost: $7,238,352,901) ........................... 6,762,972,194
Short-Term Securities
Certificates of Deposit — 0.4%
Domestic — 0.4%
Citibank NA, 5.00%, 09/21/23 .......... 30,000 30,015,911
Total Certificates of Deposit — 0.4%
(Cost: $30,000,000) .............................. 30,015,911
Commercial Paper — 2.0%
(l)
Enel Finance America LLC
3.76%, 11/21/22 ................. 7,700 7,659,226
4.76%, 08/09/23 ................. 5,000 4,792,246
5.26%, 08/18/23 ................. 21,000 20,099,527
5.54%, 09/01/23 ................. 25,000 23,876,967
5.27%, 09/06/23 ................. 20,000 19,087,446
General Motors Financial Co., Inc., 3.38%
,
11/14/22 ....................... 8,000 7,961,250
HSBC USA, Inc.
4.01%, 06/14/23 ................. 24,325 23,537,134
4.50%, 08/23/23 ................. 8,600 8,234,414
National Australia Bank Ltd., 3.38%
,
03/15/23 15,000 14,712,474
Total Commercial Paper — 2.0%
(Cost: $130,024,736) ............................. 129,960,684
Shares
Shares
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(h)(m)
................. 119,082,389 119,082,389
Total Money Market Funds — 1.8%
(Cost: $119,082,389) ............................. 119,082,389
Total Short-Term Securities — 4.2%
(Cost: $279,107,125) ............................. 279,058,984
Total Investments Before TBA Sale Commitments — 107.2%
(Cost: $7,517,460,026 ) ........................... 7,042,031,178

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
104
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — (1.5)%
Uniform Mortgage-Backed Securities,
4.50%, 10/25/52
(j)
................ USD (105,340) $ (100,344,580)
Total TBA Sale Commitments — (1.5)%
(Proceeds: $(100,728,345)) ........................ (100,344,580)
Total Investments Net of TBA Sale Commitments — 105.7%
(Cost: $7,416,731,681 ) ........................... 6,941,686,598
Liabilities in Excess of Other Assets — (5.7)% ............ (377,185,079)
Net Assets — 100.0% ..............................
$ 6,564,501,519
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Affiliate of the Fund.
(i)
Rounds to less than 1,000.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)
Rates are discount rates or a range of discount rates as of period end.
(m)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Par/Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 52,560,109 $ 66,522,280
(a)
$ — $ — $ — $ 119,082,389 119,082,389 $ 1,043,506 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 13,876 — — — 263 14,139 15,614 945 —
iShares Short Maturity Bond ETF
(b)
159,445,199 — (158,712,990) (725,289) (6,920) — — 335,744 —
$ (725,289) $ (6,657) $ 119,096,528 $ 1,380,195 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 14,208 12/30/22 $ 2,917,191 $ (46,823,901)
Short Contracts
Euro- Bobl ............................................................... 1,145 12/08/22 134,378 3,254,336
Euro-Bund .............................................................. 7 12/08/22 950 44,870
Euro-Schatz ............................................................. 395 12/08/22 41,486 373,301
Japan 10 Year Bond ........................................................ 102 12/13/22 104,516 77,177
U.S. Treasury 10 Year Note ................................................... 2,423 12/20/22 271,527 7,415,498
U.S. Treasury 10 Year Ultra Note ............................................... 1,550 12/20/22 183,723 9,947,371
U.S. Treasury Long Bond .................................................... 122 12/20/22 15,437 1,291,410
U.S. Treasury Ultra Bond .................................................... 431 12/20/22 58,912 5,641,989
U.S. Treasury 5 Year Note .................................................... 6,322 12/30/22 679,269 19,161,083
47,207,035
$ 383,134
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 740,943 EUR 733,930 JPMorgan Chase Bank NA 12/14/22 $ 17,667
EUR 3,102,000 USD 3,010,963 Morgan Stanley & Co. International plc 12/21/22 48,419
USD 7,122,640 CAD 9,409,000 Bank of New York Mellon 12/21/22 308,567
USD 348,923,283 EUR 347,502,000 JPMorgan Chase Bank NA 12/21/22 6,195,613
USD 504,132 EUR 500,898 Morgan Stanley & Co. International plc 12/21/22 10,117
USD 541,291 EUR 538,000 UBS AG 12/21/22 10,682
USD 36,847,413 GBP 32,039,000 HSBC Bank plc 12/21/22 1,030,457
$ 7,621,522
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.39.V1 ................... 1.00 % Quarterly 12/20/27 USD 49,260 $ 154,028 $ (79,346) $ 233,374
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.66% Annual 01/05/23
(a)
09/30/24 USD 159,730 $ (1,633,579) $ 34,165 $ (1,667,744)
3.22% Annual 1 day SOFR Annual 01/05/23
(a)
02/28/27 USD 159,730 3,994,405 64,141 3,930,264
$ 2,360,826 $ 98,306 $ 2,262,520

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
106
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 98,306 $ (79,346) $ 4,163,638 $ (1,667,744) $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 47,207,035 $ — $ 47,207,035
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 7,621,522 — — 7,621,522
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 233,374 — — 3,930,264 — 4,163,638
$ — $ 233,374 $ — $ 7,621,522 $ 51,137,299 $ — $ 58,992,195
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 46,823,901 $ — $ 46,823,901
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,667,744 — 1,667,744
$ — $ — $ — $ — $ 48,491,645 $ — $ 48,491,645
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 33,543,351 $ — $ 33,543,351
Forward foreign currency exchange contracts .... — — — 83,767,898 — — 83,767,898
Options purchased
(a)
.................... — — — — 11,096,079 — 11,096,079
Options written ........................ — — — — (24,971,858) — (24,971,858)
Swaps .............................. — 3,848,299 — — 10,022,103 — 13,870,402
$ — $ 3,848,299 $ — $ 83,767,898 $ 29,689,675 $ — $ 117,305,872
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (10,354,978) $ — $ (10,354,978)
Forward foreign currency exchange contracts .... — — — (3,495,438) — — (3,495,438)
Options purchased
(b)
.................... — — — — 1,418,777 — 1,418,777
Options written ........................ — — — — (7,137,398) — (7,137,398)
Swaps .............................. — (697,664) — — 1,582,698 — 885,034
$ — $ (697,664) $ — $ (3,495,438) $ (14,490,901) $ — $ (18,684,003)

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,304,427 , 049
Average notional value of contracts — short ................................................................................. $ 1,793,847 , 096
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 466,197,021
Average amounts sold — in USD ........................................................................................ $ 7,656,064
Options
Average value of option contracts purchased ................................................................................ $ 76,906
Average value of option contracts written ................................................................................... $ 20,075
Average notional value of swaption contracts purchased ......................................................................... $ 501,067,000
Average notional value of swaption contracts written ........................................................................... $ 2,063,790,555
Credit default swaps
Average notional value — buy protection ................................................................................... $ 90,102,500
Average notional value — sell protection ................................................................................... $ 26,188,750
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,775,097,489
Average notional value — receives fixed rate ................................................................................ $ 1,167,747,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 4,610,221 $ 3,630,719
Forward foreign currency exchange contracts ................................................................. 7,621,522 —
Swaps — centrally cleared .............................................................................. 643,183 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 12,874,926 $ 3,630,719
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(5,253,404) (3,630,719)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 7,621,522 $ —
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
Bank of New York Mellon ........................... $ 308,56 7 $ — $ — $ — $ 308,56 7
HSBC Bank plc .................................. 1,030,45 7 — — — 1,030,45 7
JPMorgan Chase Bank NA .......................... 6,213,2 80 — — — 6,213,2 80
Morgan Stanley & Co. International plc .................. 58,536 — — — 58,536
UBS AG ...................................... 10,68 2 — — — 10,68 2
$ 7,621,522 $ — $ — $ — $ 7,621,522
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

2022
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
108
Schedule of Investments
(continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,248,198,947 $ 10,958,750 $ 1,259,157,697
Corporate Bonds
Aerospace & Defense .................................... — 15,646,554 — 15,646,554
Airlines .............................................. — 11,386,412 — 11,386,412
Auto Components ...................................... — 16,973,726 — 16,973,726
Automobiles .......................................... — 68,560,734 — 68,560,734
Banks ............................................... — 494,799,624 — 494,799,624
Beverages ........................................... — 8,312,624 — 8,312,624
Biotechnology ......................................... — 13,979,878 — 13,979,878
Building Products ....................................... — 5,150,426 — 5,150,426
Capital Markets ........................................ — 209,531,403 — 209,531,403
Chemicals ............................................ — 70,508,865 — 70,508,865
Commercial Services & Supplies ............................. — 8,459,139 — 8,459,139
Communications Equipment ................................ — 1,486,408 — 1,486,408
Construction & Engineering ................................ — 9,297,520 — 9,297,520
Construction Materials .................................... — 1,556,432 — 1,556,432
Consumer Finance ...................................... — 176,249,037 — 176,249,037
Containers & Packaging .................................. — 31,754,768 — 31,754,768
Distributors ........................................... — 20,995 — 20,995
Diversified Consumer Services .............................. — 1,246,694 — 1,246,694
Diversified Financial Services ............................... — 20,757,201 — 20,757,201
Diversified Telecommunication Services ........................ — 64,172,397 — 64,172,397
Electric Utilities ........................................ — 71,345,522 — 71,345,522
Electrical Equipment ..................................... — 4,207,082 — 4,207,082
Electronic Equipment, Instruments & Components ................. — 17,472,418 — 17,472,418
Energy Equipment & Services .............................. — 3,254,130 — 3,254,130
Entertainment ......................................... — 11,936,666 — 11,936,666
Equity Real Estate Investment Trusts (REITs) .................... — 61,440,400 — 61,440,400
Food & Staples Retailing .................................. — 22,276,312 — 22,276,312
Food Products ......................................... — 11,436,835 — 11,436,835
Gas Utilities ........................................... — 9,731,899 — 9,731,899
Health Care Equipment & Supplies ........................... — 17,064,143 — 17,064,143
Health Care Providers & Services ............................ — 50,332,565 — 50,332,565
Health Care Technology .................................. — 985,652 — 985,652
Hotels, Restaurants & Leisure .............................. — 16,471,597 — 16,471,597
Household Durables ..................................... — 29,676,385 — 29,676,385
Household Products ..................................... — 387,419 — 387,419
Independent Power and Renewable Electricity Producers ............ — 8,814,155 — 8,814,155
Insurance ............................................ — 25,621,428 — 25,621,428
Interactive Media & Services ............................... — 20,538,279 — 20,538,279
Internet & Direct Marketing Retail ............................ — 1,032,943 — 1,032,943
IT Services ........................................... — 28,321,599 — 28,321,599
Life Sciences Tools & Services .............................. — 5,902,111 — 5,902,111
Machinery ............................................ — 20,308,376 — 20,308,376
Media ............................................... — 51,672,473 — 51,672,473
Metals & Mining ........................................ — 11,026,557 — 11,026,557
Mortgage Real Estate Investment Trusts (REITs) .................. — 348,356 — 348,356
Multi-Utilities .......................................... — 14,187,688 — 14,187,688
Oil, Gas & Consumable Fuels ............................... — 117,259,389 — 117,259,389
Paper & Forest Products .................................. — 289,112 — 289,112
Personal Products ...................................... — 3,393,466 — 3,393,466
Pharmaceuticals ....................................... — 11,960,339 — 11,960,339
Professional Services .................................... — 1,663,842 — 1,663,842
Real Estate Management & Development ....................... — 12,893,708 — 12,893,708
Road & Rail ........................................... — 33,922,404 — 33,922,404

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ — $ 25,633,317 $ — $ 25,633,317
Software ............................................. — 69,379,855 — 69,379,855
Specialty Retail ........................................ — 11,536,420 — 11,536,420
Technology Hardware, Storage & Peripherals .................... — 7,251,993 3,154,868 10,406,861
Textiles, Apparel & Luxury Goods ............................ — 519,027 — 519,027
Thrifts & Mortgage Finance ................................ — 7,250,784 4,023,000 11,273,784
Tobacco ............................................. — 53,389,541 — 53,389,541
Trading Companies & Distributors ............................ — 23,375,345 — 23,375,345
Transportation Infrastructure ............................... — 3,598,171 — 3,598,171
Wireless Telecommunication Services ......................... — 26,970,457 — 26,970,457
Floating Rate Loan Interests ................................. — 31,263 — 31,263
Foreign Agency Obligations ................................. — 54,108,387 — 54,108,387
Foreign Government Obligations .............................. — 29,767,713 — 29,767,713
Non-Agency Mortgage-Backed Securities ........................ — 804,798,550 10,773,671 815,572,221
U.S. Government Sponsored Agency Securities .................... — 743,677,063 — 743,677,063
U.S. Treasury Obligations ................................... — 1,697,548,985 — 1,697,548,985
Short-Term Securities
Certificates of Deposit ..................................... — 30,015,911 — 30,015,911
Commercial Paper ....................................... — 129,960,684 — 129,960,684
Money Market Funds ...................................... 119,082,389 — — 119,082,389
Liabilities
Investments
TBA Sale Commitments .................................... — (100,344,580) — (100,344,580)
$ 119,082,389 $ 6,793,693,920 $ 28,910,289 $ 6,941,686,598
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 233,374 $ — $ 233,374
Foreign currency exchange contracts ............................ — 7,621,522 — 7,621,522
Interest rate contracts ....................................... 47,207,035 3,930,264 — 51,137,299
Liabilities
Interest rate contracts ....................................... (46,823,901) (1,667,744) — (48,491,645)
$ 383,134 $ 10,117,416 $ — $ 10,500,550
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

September 30, 2022
2022
BlackRock Annual Report to Shareholders
110
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................................... $ 3,549,252,389 $ 16,538,144,114 $ 6,922,934,650
Investments, at value — affiliated
(d)
............................................................ 156,097,271 931,155,484 119,096,528
Cash   ............................................................................... 1,008,851 32,898,379 —
Cash pledged:
Collateral — exchange-traded options written .................................................... — 875,000 —
Collateral — OTC derivatives .............................................................. — 69,710,000 —
Collateral — TBA commitments ............................................................. 1,661,000 — —
Futures contracts ...................................................................... 14,756,520 11,149,000 18,937,000
Centrally cleared swaps .................................................................. 3,170,778 — 10,933,000
Foreign currency, at value
(e)
................................................................. 9,167,031 446,434 2,702,563
Receivables: – – –
Investments sold ...................................................................... 2,055,496 117,714,906 198,648,507
Securities lending income — affiliated ........................................................ — 31,582 —
Swaps   ............................................................................ 253,821 5,860,142 —
TBA sale commitments .................................................................. 268,674,655 — 100,728,345
Capital shares sold ..................................................................... 45,996,695 105,503,287 19,397,169
Dividends — affiliated ................................................................... 217,415 1,514,114 227,613
Interest — unaffiliated ................................................................... 20,936,161 263,164,099 32,714,601
From the Manager ..................................................................... 144,421 — 53,185
Variation margin on futures contracts ......................................................... 552,771 2,747,526 4,610,221
Variation margin on centrally cleared swaps .................................................... — — 643,183
Swap premiums paid ..................................................................... 269,715 809,195 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 1,736,965 7,675,566 7,621,522
OTC swaps .......................................................................... 858,820 258,550 —
Prepaid expenses ....................................................................... 138,701 833,043 196,308
Total assets ...........................................................................
4,076,949,476 18,090,490,421 7,439,444,395
LIABILITIES
Investments sold short, at value
(f)
............................................................. — 3,030 —
Bank overdraft .......................................................................... — — 988,837
Cash received:
Collateral — OTC derivatives .............................................................. 972,000 — —
Collateral on securities loaned ............................................................... — 9,254,663 —
Options written, at value
(g)
.................................................................. 27,884,327 267,985 —
TBA sale commitments, at value
(h)
............................................................ 261,362,418 — 100,344,580
Payables: – – –
Investments purchased .................................................................. 461,166,453 132,060,573 643,768,796
Swaps   ............................................................................ 2,234 229,167 —
Accounting services fees ................................................................. 68,557 281,233 142,354
Administration fees ..................................................................... 103,631 785,405 215,910
Capital shares redeemed ................................................................. 8,016,197 134,986,689 119,728,875
Custodian fees ........................................................................ 31,880 73,512 54,640
Income dividend distributions .............................................................. 1,440,849 10,219,424 1,564,077
Investment advisory fees ................................................................. 875,387 6,179,069 1,585,468
Trustees' and Officer's fees ............................................................... 8,965 218,325 78,760
Other affiliate fees ..................................................................... — 144,361 4,818
Professional fees ...................................................................... 109,254 257,949 116,514
Registration fees ...................................................................... — — 193,137
Service and distribution fees ............................................................... 92,806 419,777 235,064
Transfer agent fees .................................................................... 1,086,254 5,255,387 2,243,899
Other accrued expenses ................................................................. 11,029 162,536 46,428
Variation margin on futures contracts ......................................................... 2,547,330 — 3,630,719
Variation margin on centrally cleared swaps .................................................... 331,352 5,628,804 —
Swap premiums received .................................................................. 525,522 2,689,978 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 345,311 35,497 —
OTC swaps .......................................................................... 984,527 75,838,605 —
Total liabilities ..........................................................................
767,966,283 384,991,969 874,942,876
NET ASSETS ..........................................................................
$ 3,308,983,193 $ 17,705,498,452 $ 6,564,501,519

Statements of Assets and Liabilities
(continued)
September 30, 2022
111
Financial Statements
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 3,986,420,238 $ 20,706,609,240 $ 7,227,049,331
Accumulated loss ....................................................................... (677,437,045) (3,001,110,788) (662,547,812)
NET ASSETS ..........................................................................
$ 3,308,983,193 $ 17,705,498,452 $ 6,564,501,519
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated .......................................................... $ 3,998,983,833 $ 19,119,621,290 $ 7,398,362,094
(c)
  Securities loaned, at value ................................................................ $ — $ 8,821,751 $ —
(d)
  Investments, at cost — affiliated ............................................................ $ 156,097,271 $ 931,151,621 $ 119,097,932
(e)
  Foreign currency, at cost ................................................................. $ 9,443,902 $ 450,436 $ 2,877,918
(f)
  Proceeds received from short sales ......................................................... $ — $ 5,919 $ —
(g)
  Premiums received .................................................................... $ 16,038,780 $ 216,642 $ —
(h)
  Proceeds from TBA sale commitments ....................................................... $ 268,674,655 $ — $ 100,728,345

Statements of Assets and Liabilities
(continued)
September 30, 2022
2022
BlackRock Annual Report to Shareholders
112
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 2,350,702,688 $ 10,232,727,576 $ 4,789,552,161
Shares outstanding ..................................................................
289,574,034 1,579,954,787 537,774,822
Net asset value .....................................................................
$ 8.12 $ 6.48 $ 8.91
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Service
Net assets .........................................................................
$ — $ 80,995,468 $ —
Shares outstanding ..................................................................
— 12,500,285 —
Net asset value .....................................................................
$ — $ 6.48 $ —
Shares authorized ...................................................................
— Unlimited —
Par value .........................................................................
$ — $ 0.001 $ —
Investor A
Net assets .........................................................................
$ 358,178,814 $ 1,088,099,503 $ 916,865,192
Shares outstanding ..................................................................
44,062,107 168,082,368 102,977,106
Net asset value .....................................................................
$ 8.13 $ 6.47 $ 8.90
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Investor A1
Net assets .........................................................................
$ — $ — $ 5,133,902
Shares outstanding ..................................................................
— — 576,168
Net asset value .....................................................................
$ — $ — $ 8.91
Shares authorized ...................................................................
— — Unlimited
Par value .........................................................................
$ — $ — $ 0.001
Investor C
Net assets .........................................................................
$ 14,300,010 $ 95,814,979 $ 36,103,039
Shares outstanding ..................................................................
1,767,302 14,777,534 4,056,886
Net asset value .....................................................................
$ 8.09 $ 6.48 $ 8.90
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 584,717,874 $ 6,116,736,720 $ 814,126,546
Shares outstanding ..................................................................
71,800,667 943,941,062 91,486,083
Net asset value .....................................................................
$ 8.14 $ 6.48 $ 8.90
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Class R
Net assets .........................................................................
$ 1,083,807 $ 91,124,206 $ 2,720,679
Shares outstanding ..................................................................
133,270 14,073,426 305,601
Net asset value .....................................................................
$ 8.13 $ 6.47 $ 8.90
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001

Statements of Operations
Year Ended September 30, 2022

Financial Statements
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ — $ 18,268,252 $ —
Dividends — affiliated ................................................................... 759,372 13,524,388 1,379,250
Interest — affiliated .................................................................... — — 945
Interest — unaffiliated ................................................................... 85,351,618 1,142,212,891 154,977,084
Securities lending income — affiliated — net ................................................... — 1,790,917 —
Foreign taxes withheld .................................................................. (2,714) — —
Total investment income ...................................................................
86,108,276 1,175,796,448 156,357,279
EXPENSES
Investment advisory .................................................................... 12,898,007 85,809,618 22,219,373
Transfer agent — class specific ............................................................ 3,615,240 16,969,310 5,641,905
Administration ....................................................................... 1,430,540 6,816,918 2,741,672
Service and distribution — class specific ...................................................... 1,246,105 5,266,804 3,212,423
Administration — class specific ............................................................ 768,587 4,202,767 1,571,723
Accounting services .................................................................... 260,372 1,169,715 513,667
Registration ......................................................................... 214,040 406,397 435,361
Custodian ........................................................................... 123,071 268,674 172,448
Trustees and Officer .................................................................... 56,171 277,817 107,317
Miscellaneous ........................................................................ 556,132 636,206 613,609
Total expenses .........................................................................
21,168,265 121,824,226 37,229,498
Less: – – –
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (2,082,456) (5,510) (1,055,997)
Administration fees waived by the Manager — class specific ......................................... (768,587) (76,727) (1,451,196)
Fees waived and/or reimbursed by the Manager ................................................. (653,305) (1,017,091) (202,923)
Total expenses after fees waived and/or reimbursed ................................................
17,663,917 120,724,898 34,519,382
Net investment income ....................................................................
68,444,359 1,055,071,550 121,837,897
REALIZED AND UNREALIZED GAIN (LOSS) $ (703,549,634) $ (3,958,812,348) $ (667,141,768)
Net realized gain (loss) from:
Investments — unaffiliated
(b)
............................................................ $ (174,979,473) $ (241,340,140) $ (241,321,445)
Investments — affiliated ............................................................... — (39,153,449) (725,289)
Forward foreign currency exchange contracts ................................................. 5,004,765 107,069,076 83,767,898
Foreign currency transactions ........................................................... (525,848) 757,191 1,223,762
Futures contracts .................................................................... (10,823,952) 59,726,669 33,543,351
Options written ..................................................................... (3,591,615) 1,663,466 (24,971,858)
Swaps   .......................................................................... (10,713,385) (184,894,348) 13,870,402
(195,629,508) (296,171,535) (134,613,179)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
............................................................ (488,131,287) (3,593,630,691) (511,574,509)
Investments — affiliated ............................................................... — 3,570 (6,657)
Forward foreign currency exchange contracts ................................................. 666,753 (7,581,612) (3,495,438)
Foreign currency translations ............................................................ (1,507,210) (294,833) (844,644)
Futures contracts .................................................................... (7,935,369) 19,629,984 (10,354,978)
Options written ..................................................................... (11,741,752) (51,343) (7,137,398)
Short sales — unaffiliated .............................................................. — 2,889 —
Swaps   .......................................................................... 728,739 (80,528,424) 885,034
Unfunded floating rate loan interests ....................................................... — (190,353) —
(507,920,126) (3,662,640,813) (532,528,590)
Net realized and unrealized loss ..............................................................
(703,549,634) (3,958,812,348) (667,141,769)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (635,105,275) $ (2,903,740,798) $ (545,303,872)
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................. $ (137) $ — $ —
(c)
Net of reduction in deferred foreign capital gain tax of .............................................. $ 2,781 $ — $ —
See notes to financial statements.

Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders
114
See notes to financial statements.
BlackRock Core Bond Portfolio
Year Ended
09/30/22
Year Ended
09/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 68,444,359 $ 60,483,028
Net realized gain (loss) .................................................................................. (195,629,508) 39,296,974
Net change in unrealized appreciation (depreciation) .............................................................. (507,920,126) (96,266,249)
Net increase (decrease) in net assets resulting from operations .........................................................
(635,105,275) 3,513,753
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain:
  Institutional ......................................................................................... (62,446,394) (147,057,926)
  Service ............................................................................................ — (2,087,346)
  Investor A .......................................................................................... (8,948,162) (28,032,259)
  Investor C .......................................................................................... (291,649) (1,522,843)
  Class K ............................................................................................ (19,159,824) (57,938,079)
  Class R ............................................................................................ (23,765) (74,964)
Return of capital: – –
  Institutional ......................................................................................... (5,461,539) —
  Investor A .......................................................................................... (782,603) —
  Investor C .......................................................................................... (25,508) —
  Class K ............................................................................................ (1,675,711) —
  Class R ............................................................................................ (2,079) —
Decrease in net assets resulting from distributions to shareholders .......................................................
(98,817,234) (236,713,417)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
(280,887,706) 303,314,101
NET ASSETS
Total increase (decrease) in net assets ......................................................................... (1,014,810,215) 70,114,437
Beginning of year ........................................................................................
4,323,793,408 4,253,678,971
End of year ............................................................................................
$ 3,308,983,193 $ 4,323,793,408
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock High Yield Bond Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/22
Year Ended
09/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,055,071,550 $ 1,214,876,133 $ 121,837,897 $ 95,055,625
Net realized gain (loss) .................................................... (296,171,535) 1,153,830,246 (134,613,179) 80,561,431
Net change in unrealized appreciation (depreciation) ................................ (3,662,640,813) 419,423,528 (532,528,590) (60,934,857)
Net increase (decrease) in net assets resulting from operations ...........................
(2,903,740,798) 2,788,129,907 (545,303,872) 114,682,199
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... (648,420,024) (644,347,623) (105,334,082) (80,178,572)
  Service .............................................................. (5,525,246) (6,184,504) — (238,097)
  Investor A ............................................................ (63,032,833) (62,995,346) (17,313,124) (16,614,960)
  Investor A1 ........................................................... — — (101,876) (93,386)
  Investor C ............................................................ (5,550,480) (6,536,033) (353,906) (232,004)
  Class K .............................................................. (377,264,057) (511,983,631) (16,803,485) (10,050,344)
  Class R .............................................................. (4,748,562) (4,660,585) (31,797) (18,462)
Return of capital: – – – –
  Institutional ........................................................... (28,490,662) — — —
  Service .............................................................. (242,772) — — —
  Investor A ............................................................ (2,769,574) — — —
  Investor C ............................................................ (243,880) — — —
  Class K .............................................................. (16,576,451) — — —
  Class R .............................................................. (208,645) — — —
Decrease in net assets resulting from distributions to shareholders .........................
(1,153,073,186) (1,236,707,722) (139,938,270) (107,425,825)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(2,128,992,022) (2,531,970,831) (1,349,659,595) 1,135,062,865
NET ASSETS
Total increase (decrease) in net assets ........................................... (6,185,806,006) (980,548,646) (2,034,901,737) 1,142,319,239
Beginning of year ..........................................................
23,891,304,458 24,871,853,104 8,599,403,256 7,457,084,017
End of year ..............................................................
$ 17,705,498,452 $ 23,891,304,458 $ 6,564,501,519 $ 8,599,403,256
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
116
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Institutional
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ....................
$ 9.88  $ 10.43  $ 9.92  $ 9.25  $ 9.65
Net investment income
(a)
..........................
0.17  0.14  0.20  0.28  0.25
Net realized and unrealized gain (loss) .................
(1.69) (0.14) 0.53  0.68  (0.39)
Net increase (decrease) from investment operations ......... (1.52) (0.00) 0.73  0.96  (0.14)
Distributions
(b)
– – – – –
From net investment income .......................
(0.16) (0.19) (0.22) (0.29) (0.26)
From net realized gain ............................
(0.06) (0.36) —  —  —
Return of capital ................................ (0.02) —  —  —  —
Total distributions ................................ (0.24) (0.55) (0.22) (0.29) (0.26)
Net asset value, end of year ........................ $ 8.12  $ 9.88  $ 10.43  $ 9.92  $ 9.25
Total Return
(c)
— — — — —
Based on net asset value ........................... (15.67)% (0.04)% 7.42% 10.52% (1.50)%
Ratios to Average Net Assets
(d)
Total expenses ..................................
0.54% 0.53% 0.54% 0.60% 0.62%
Total expenses after fees waived and/or reimbursed .........
0.44% 0.44% 0.43% 0.51% 0.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense ................................
0.44% 0.44% 0.43% 0.43% 0.44%
Net investment income ............................
1.82% 1.35% 1.98% 2.94% 2.61%
Supplemental Data
Net assets, end of year (000) ......................... $ 2,350,703  $ 2,892,879  $ 2,608,893  $ 1,935,102  $ 1,762,677
Portfolio turnover rate
(e)
............................. 533% 585% 692% 684% 658%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
337% 387% 488% 481% 455%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
117
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Investor A
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ....................
$ 9.89  $ 10.44  $ 9.93  $ 9.26  $ 9.66
Net investment income
(a)
..........................
0.14  0.11  0.18  0.26  0.22
Net realized and unrealized gain (loss) .................
(1.69) (0.14) 0.52  0.67  (0.39)
Net increase (decrease) from investment operations ......... (1.55) (0.03) 0.70  0.93  (0.17)
Distributions
(b)
– – – – –
From net investment income .......................
(0.13) (0.16) (0.19) (0.26) (0.23)
From net realized gain ............................
(0.06) (0.36) —  —  —
Return of capital ................................ (0.02) —  —  —  —
Total distributions ................................ (0.21) (0.52) (0.19) (0.26) (0.23)
Net asset value, end of year ........................ $ 8.13  $ 9.89  $ 10.44  $ 9.93  $ 9.26
Total Return
(c)
— — — — —
Based on net asset value ........................... (15.86)% (0.29)% 7.15% 10.24% (1.74)%
Ratios to Average Net Assets
(d)
Total expenses ..................................
0.81% 0.80% 0.81% 0.93% 0.97%
Total expenses after fees waived and/or reimbursed .........
0.69% 0.69% 0.68% 0.76% 0.79%
Total expenses after fees waived and/or reimbursed and excluding interest expense ................................
0.69% 0.69% 0.68% 0.68% 0.69%
Net investment income ............................
1.56% 1.10% 1.75% 2.69% 2.36%
Supplemental Data
Net assets, end of year (000) ......................... $ 358,179  $ 451,800  $ 532,706  $ 492,426  $ 427,610
Portfolio turnover rate
(e)
............................. 533% 585% 692% 684% 658%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
337% 387% 488% 481% 455%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
118
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Investor C
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ....................
$ 9.84  $ 10.40  $ 9.89  $ 9.22  $ 9.62
Net investment income
(a)
..........................
0.07  0.04  0.10  0.19  0.15
Net realized and unrealized gain (loss) .................
(1.68) (0.16) 0.53  0.67  (0.39)
Net increase (decrease) from investment operations ......... (1.61) (0.12) 0.63  0.86  (0.24)
Distributions
(b)
– – – – –
From net investment income .......................
(0.06) (0.08) (0.12) (0.19) (0.16)
From net realized gain ............................
(0.06) (0.36) —  —  —
Return of capital ................................ (0.02) —  —  —  —
Total distributions ................................ (0.14) (0.44) (0.12) (0.19) (0.16)
Net asset value, end of year ........................ $ 8.09  $ 9.84  $ 10.40  $ 9.89  $ 9.22
Total Return
(c)
— — — — —
Based on net asset value ........................... (16.48)% (1.14)% 6.37% 9.45% (2.49)%
Ratios to Average Net Assets
(d)
Total expenses ..................................
1.56% 1.53% 1.57% 1.68% 1.68%
Total expenses after fees waived and/or reimbursed .........
1.44% 1.44% 1.43% 1.51% 1.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense ................................
1.44% 1.44% 1.43% 1.43% 1.44%
Net investment income ............................
0.77% 0.36% 1.02% 1.96% 1.63%
Supplemental Data
Net assets, end of year (000) ......................... $ 14,300  $ 25,319  $ 36,599  $ 49,848  $ 61,437
Portfolio turnover rate
(e)
............................. 533% 585% 692% 684% 658%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
337% 387% 488% 481% 455%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
119
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class K
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year .....................
$ 9.91  $ 10.46  $ 9.95  $ 9.28  $ 9.68
Net investment income
(a)
...........................
0.17  0.14  0.21  0.29  0.25
Net realized and unrealized gain (loss) ..................
(1.70) (0.14) 0.52  0.67  (0.39)
Net increase (decrease) from investment operations .......... (1.53) 0.00  0.73  0.96  (0.14)
Distributions
(b)
– – – – –
From net investment income ........................
(0.16) (0.19) (0.22) (0.29) (0.26)
From net realized gain .............................
(0.06) (0.36) —  —  —
Return of capital ................................. (0.02) —  —  —  —
Total distributions ................................. (0.24) (0.55) (0.22) (0.29) (0.26)
Net asset value, end of year ......................... $ 8.14  $ 9.91  $ 10.46  $ 9.95  $ 9.28
Total Return
(c)
— — — — —
Based on net asset value ............................ (15.68)% 0.02% 7.46% 10.55% (1.44)%
Ratios to Average Net Assets
(d)
Total expenses ...................................
0.43% 0.42% 0.42% 0.51% 0.54%
Total expenses after fees waived and/or reimbursed ..........
0.39% 0.39% 0.38% 0.46% 0.49%
Total expenses after fees waived and/or reimbursed and excluding interest expense .................................
0.39% 0.39% 0.38% 0.38% 0.39%
Net investment income .............................
1.81% 1.40% 2.04% 2.99% 2.66%
Supplemental Data
Net assets, end of year (000) .......................... $ 584,718  $ 952,547  $ 1,029,002  $ 829,549  $ 701,197
Portfolio turnover rate
(e)
.............................. 533% 585% 692% 684% 658%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
337% 387% 488% 481% 455%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
120
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ....................
$ 9.89  $ 10.45  $ 9.94  $ 9.27  $ 9.67
Net investment income
(a)
..........................
0.12  0.09  0.16  0.23  0.20
Net realized and unrealized gain (loss) .................
(1.69) (0.15) 0.52  0.68  (0.39)
Net increase (decrease) from investment operations ......... (1.57) (0.06) 0.68  0.91  (0.19)
Distributions
(b)
– – – – –
From net investment income .......................
(0.11) (0.14) (0.17) (0.24) (0.21)
From net realized gain ............................
(0.06) (0.36) —  —  —
Return of capital ................................ (0.02) —  —  —  —
Total distributions ................................ (0.19) (0.50) (0.17) (0.24) (0.21)
Net asset value, end of year ........................ $ 8.13  $ 9.89  $ 10.45  $ 9.94  $ 9.27
Total Return
(c)
— — — — —
Based on net asset value ........................... (16.07)% (0.64)% 6.88% 9.95% (1.98)%
Ratios to Average Net Assets
(d)
Total expenses ..................................
1.20% 1.13% 1.08% 1.21% 1.25%
Total expenses after fees waived and/or reimbursed .........
0.94% 0.94% 0.93% 1.01% 1.04%
Total expenses after fees waived and/or reimbursed and excluding interest expense ................................
0.94% 0.94% 0.93% 0.93% 0.94%
Net investment income ............................
1.32% 0.87% 1.54% 2.45% 2.13%
Supplemental Data
Net assets, end of year (000) ......................... $ 1,084  $ 1,249  $ 2,023  $ 2,712  $ 2,921
Portfolio turnover rate
(e)
............................. 533% 585% 692% 684% 658%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
337% 387% 488% 481% 455%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock High Yield Bond Portfolio
Institutional
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ......................
$ 7.89  $ 7.42  $ 7.68  $ 7.67  $ 7.85
Net investment income
(a)
............................
0.37  0.37  0.40  0.44  0.42
Net realized and unrealized gain (loss) ...................
(1.38) 0.48  (0.24) 0.02  (0.16)
Net increase (decrease) from investment operations ........... (1.01) 0.85  0.16  0.46  0.26
Distributions
(b)
– – – – –
From net investment income .........................
(0.38) (0.38) (0.42) (0.45) (0.44)
From net realized gain ..............................
(0.00)
(c)
—  —  —  —
Return of capital .................................. (0.02) —  —  —  —
Total distributions .................................. (0.40) (0.38) (0.42) (0.45) (0.44)
Net asset value, end of year .......................... $ 6.48  $ 7.89  $ 7.42  $ 7.68  $ 7.67
Total Return
(d)
— — — — —
Based on net asset value ............................. (13.21)% 11.58% 2.21% 6.34% 3.48%
Ratios to Average Net Assets
(e)
Total expenses ....................................
0.58% 0.57% 0.59% 0.60% 0.61%
Total expenses after fees waived and/or reimbursed ...........
0.57% 0.56% 0.58% 0.60% 0.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax .......................
0.57% 0.56% 0.58% 0.60% 0.61%
Net investment income ..............................
5.03% 4.73% 5.37% 5.89% 5.49%
Supplemental Data
Net assets, end of year (000) ........................... $ 10,232,728  $ 14,197,255  $ 11,680,175  $ 10,693,110  $ 9,680,691
Portfolio turnover rate ................................ 67% 76% 119% 102% 90%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
122
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock High Yield Bond Portfolio
Service
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ......................
$ 7.89  $ 7.43  $ 7.68  $ 7.67  $ 7.85
Net investment income
(a)
............................
0.34  0.35  0.38  0.42  0.40
Net realized and unrealized gain (loss) ...................
(1.37) 0.46  (0.23) 0.02  (0.16)
Net increase (decrease) from investment operations ........... (1.03) 0.81  0.15  0.44  0.24
Distributions
(b)
– – – – –
From net investment income .........................
(0.36) (0.35) (0.40) (0.43) (0.42)
From net realized gain ..............................
(0.00)
(c)
—  —  —  —
Return of capital .................................. (0.02) —  —  —  —
Total distributions .................................. (0.38) (0.35) (0.40) (0.43) (0.42)
Net asset value, end of year .......................... $ 6.48  $ 7.89  $ 7.43  $ 7.68  $ 7.67
Total Return
(d)
— — — — —
Based on net asset value ............................. (13.46)% 11.11% 2.08% 6.06% 3.19%
Ratios to Average Net Assets
(e)
Total expenses
(f)
...................................
0.87% 0.86% 0.86% 0.87% 0.90%
Total expenses after fees waived and/or reimbursed ...........
0.86% 0.85% 0.85% 0.87% 0.89%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax .......................
0.86% 0.85% 0.85% 0.87% 0.89%
Net investment income ..............................
4.64% 4.45% 5.13% 5.64% 5.20%
Supplemental Data
Net assets, end of year (000) ........................... $ 80,995  $ 133,295  $ 125,536  $ 154,658  $ 176,188
Portfolio turnover rate ................................ 67% 76% 119% 102% 90%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Expense ratios ............................................... N/A   N/A   N/A   N/A   0 .90%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
123
Financial Highlights
BlackRock High Yield Bond Portfolio
Investor A
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ......................
$ 7.88  $ 7.42  $ 7.68  $ 7.67  $ 7.85
Net investment income
(a)
............................
0.35  0.34  0.38  0.42  0.40
Net realized and unrealized gain (loss) ...................
(1.38) 0.47  (0.25) 0.02  (0.16)
Net increase (decrease) from investment operations ........... (1.03) 0.81  0.13  0.44  0.24
Distributions
(b)
– – – – –
From net investment income .........................
(0.36) (0.35) (0.39) (0.43) (0.42)
From net realized gain ..............................
(0.00)
(c)
—  —  —  —
Return of capital .................................. (0.02) —  —  —  —
Total distributions .................................. (0.38) (0.35) (0.39) (0.43) (0.42)
Net asset value, end of year .......................... $ 6.47  $ 7.88  $ 7.42  $ 7.68  $ 7.67
Total Return
(d)
— — — — —
Based on net asset value ............................. (13.52)% 11.06% 1.90% 6.00% 3.15%
Ratios to Average Net Assets
(e)
Total expenses ....................................
0.92% 0.91% 0.90% 0.94% 0.96%
Total expenses after fees waived and/or reimbursed ...........
0.91% 0.90% 0.89% 0.92% 0.93%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax .......................
0.91% 0.90% 0.89% 0.92% 0.93%
Net investment income ..............................
4.72% 4.40% 5.09% 5.58% 5.17%
Supplemental Data
Net assets, end of year (000) ........................... $ 1,088,100  $ 1,408,666  $ 1,298,176  $ 1,329,156  $ 1,326,541
Portfolio turnover rate ................................ 67% 76% 119% 102% 90%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
124
BlackRock High Yield Bond Portfolio
Investor C
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ......................
$ 7.90  $ 7.43  $ 7.69  $ 7.68  $ 7.86
Net investment income
(a)
............................
0.29  0.29  0.33  0.37  0.35
Net realized and unrealized gain (loss) ...................
(1.38) 0.48  (0.25) 0.02  (0.16)
Net increase (decrease) from investment operations ........... (1.09) 0.77  0.08  0.39  0.19
Distributions
(b)
– – – – –
From net investment income .........................
(0.31) (0.30) (0.34) (0.38) (0.37)
From net realized gain ..............................
(0.00)
(c)
—  —  —  —
Return of capital .................................. (0.02) —  —  —  —
Total distributions .................................. (0.33) (0.30) (0.34) (0.38) (0.37)
Net asset value, end of year .......................... $ 6.48  $ 7.90  $ 7.43  $ 7.69  $ 7.68
Total Return
(d)
— — — — —
Based on net asset value ............................. (14.18)% 10.46% 1.19% 5.25% 2.43%
Ratios to Average Net Assets
(e)
Total expenses ....................................
1.58% 1.57% 1.61% 1.64% 1.64%
Total expenses after fees waived and/or reimbursed ...........
1.58% 1.56% 1.60% 1.64% 1.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax .......................
1.58% 1.56% 1.60% 1.64% 1.63%
Net investment income ..............................
3.98% 3.74% 4.39% 4.87% 4.47%
Supplemental Data
Net assets, end of year (000) ........................... $ 95,815  $ 159,580  $ 186,558  $ 262,204  $ 329,005
Portfolio turnover rate ................................ 67% 76% 119% 102% 90%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
125
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock High Yield Bond Portfolio
Class K
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ......................
$ 7.89  $ 7.43  $ 7.68  $ 7.68  $ 7.85
Net investment income
(a)
............................
0.37  0.38  0.40  0.45  0.43
Net realized and unrealized gain (loss) ...................
(1.37) 0.46  (0.22) 0.01  (0.15)
Net increase (decrease) from investment operations ........... (1.00) 0.84  0.18  0.46  0.28
Distributions
(b)
– – – – –
From net investment income .........................
(0.39) (0.38) (0.43) (0.46) (0.45)
From net realized gain ..............................
(0.00)
(c)
—  —  —  —
Return of capital .................................. (0.02) —  —  —  —
Total distributions .................................. (0.41) (0.38) (0.43) (0.46) (0.45)
Net asset value, end of year .......................... $ 6.48  $ 7.89  $ 7.43  $ 7.68  $ 7.68
Total Return
(d)
— — — — —
Based on net asset value ............................. (13.12)% 11.53% 2.46% 6.32% 3.73%
Ratios to Average Net Assets
(e)
Total expenses
(f)
...................................
0.49% 0.48% 0.48% 0.49% 0.50%
Total expenses after fees waived and/or reimbursed ...........
0.48% 0.47% 0.47% 0.49% 0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax .......................
0.48% 0.47% 0.47% 0.49% 0.50%
Net investment income ..............................
5.09% 4.86% 5.40% 5.99% 5.59%
Supplemental Data
Net assets, end of year (000) ........................... $ 6,116,737  $ 7,883,370  $ 11,470,944  $ 4,644,939  $ 4,312,394
Portfolio turnover rate ................................ 67% 76% 119% 102% 90%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Expense ratios ............................................... N/A   N/A   N/A   0 .49% 0 .50%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
126
BlackRock High Yield Bond Portfolio
Class R
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ......................
$ 7.89  $ 7.42  $ 7.68  $ 7.67  $ 7.85
Net investment income
(a)
............................
0.33  0.32  0.36  0.40  0.38
Net realized and unrealized gain (loss) ...................
(1.39) 0.48  (0.25) 0.02  (0.16)
Net increase (decrease) from investment operations ........... (1.06) 0.80  0.11  0.42  0.22
Distributions
(b)
– – – – –
From net investment income .........................
(0.34) (0.33) (0.37) (0.41) (0.40)
From net realized gain ..............................
(0.00)
(c)
—  —  —  —
Return of capital .................................. (0.02) —  —  —  —
Total distributions .................................. (0.36) (0.33) (0.37) (0.41) (0.40)
Net asset value, end of year .......................... $ 6.47  $ 7.89  $ 7.42  $ 7.68  $ 7.67
Total Return
(d)
— — — — —
Based on net asset value ............................. (13.84)% 10.94% 1.64% 5.69% 2.83%
Ratios to Average Net Assets
(e)
Total expenses ....................................
1.16% 1.15% 1.16% 1.22% 1.24%
Total expenses after fees waived and/or reimbursed ...........
1.16% 1.14% 1.15% 1.21% 1.24%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax .......................
1.16% 1.14% 1.15% 1.21% 1.24%
Net investment income ..............................
4.51% 4.16% 4.84% 5.28% 4.86%
Supplemental Data
Net assets, end of year (000) ........................... $ 91,124  $ 109,138  $ 110,465  $ 125,710  $ 128,584
Portfolio turnover rate ................................ 67% 76% 119% 102% 90%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Institutional
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ...................
$ 9.72  $ 9.71  $ 9.64  $ 9.47  $ 9.63
Net investment income
(a)
.........................
0.15  0.12  0.19  0.25  0.21
Net realized and unrealized gain (loss) ................
(0.79) 0.02  0.09  0.18  (0.14)
Net increase (decrease) from investment operations ........ (0.64) 0.14  0.28  0.43  0.07
Distributions
(b)
– – – – –
From net investment income ......................
(0.17) (0.13) (0.21) (0.26) (0.21)
Return of capital ............................... —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions ............................... (0.17) (0.13) (0.21) (0.26) (0.23)
Net asset value, end of year ....................... $ 8.91  $ 9.72  $ 9.71  $ 9.64  $ 9.47
Total Return
(d)
— — — — —
Based on net asset value .......................... (6.61)% 1.47% 3.00% 4.59%
(e)
0.69%
(e)
Ratios to Average Net Assets
(f)
Total expenses .................................
0.43% 0.44% 0.45% 0.45% 0.52%
(g)
Total expenses after fees waived and/or reimbursed ........
0.40% 0.40% 0.41% 0.40% 0.48%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ...........................
1.58% 1.20% 2.03% 2.60% 2.21%
Supplemental Data
Net assets, end of year (000) ........................ $ 4,789,552  $ 6,395,606  $ 5,375,701  $ 5,374,564  $ 4,274,410
Portfolio turnover rate
(h)
............................ 163% 129% 213% 182% 218%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
153% 125% 170% 144% 169%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
128
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor A
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ...................
$ 9.72  $ 9.71  $ 9.63  $ 9.47  $ 9.63
Net investment income
(a)
.........................
0.13  0.09  0.17  0.22  0.18
Net realized and unrealized gain (loss) ................
(0.80) 0.03  0.10  0.17  (0.14)
Net increase (decrease) from investment operations ........ (0.67) 0.12  0.27  0.39  0.04
Distributions
(b)
– – – – –
From net investment income ......................
(0.15) (0.11) (0.19) (0.23) (0.18)
Return of capital ............................... —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions ............................... (0.15) (0.11) (0.19) (0.23) (0.20)
Net asset value, end of year ....................... $ 8.90  $ 9.72  $ 9.71  $ 9.63  $ 9.47
Total Return
(d)
— — — — —
Based on net asset value .......................... (6.95)% 1.22% 2.85% 4.23%
(e)
0.43%
(e)
Ratios to Average Net Assets
(f)
Total expenses .................................
0.74% 0.74% 0.76% 0.78% 0.88%
Total expenses after fees waived and/or reimbursed ........
0.65% 0.65% 0.66% 0.65% 0.74%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................
0.65% 0.65% 0.65% 0.65% 0.66%
Net investment income ...........................
1.34% 0.96% 1.77% 2.35% 1.94%
Supplemental Data
Net assets, end of year (000) ........................ $ 916,865  $ 1,199,702  $ 1,412,985  $ 1,318,473  $ 1,267,494
Portfolio turnover rate
(g)
............................ 163% 129% 213% 182% 218%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
153% 125% 170% 144% 169%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
129
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor A1
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ...................
$ 9.73  $ 9.71  $ 9.64  $ 9.48  $ 9.64
Net investment income
(a)
.........................
0.14  0.11  0.19  0.24  0.20
Net realized and unrealized gain (loss) ................
(0.80) 0.03  0.09  0.17  (0.14)
Net increase (decrease) from investment operations ........ (0.66) 0.14  0.28  0.41  0.06
Distributions
(b)
– – – – –
From net investment income ......................
(0.16) (0.12) (0.21) (0.25) (0.20)
Return of capital ............................... —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions ............................... (0.16) (0.12) (0.21) (0.25) (0.22)
Net asset value, end of year ....................... $ 8.91  $ 9.73  $ 9.71  $ 9.64  $ 9.48
Total Return
(d)
— — — — —
Based on net asset value .......................... (6.80)% 1.48% 2.90% 4.38%
(e)
0.59%
(e)
Ratios to Average Net Assets
(f)
Total expenses .................................
0.62% 0.59% 0.60% 0.59% 0.70%
Total expenses after fees waived and/or reimbursed ........
0.50% 0.50% 0.51% 0.50% 0.59%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................
0.50% 0.50% 0.50% 0.50% 0.51%
Net investment income ...........................
1.50% 1.13% 1.93% 2.51% 2.09%
Supplemental Data
Net assets, end of year (000) ........................ $ 5,134  $ 6,710  $ 8,141  $ 8,621  $ 9,492
Portfolio turnover rate
(g)
............................ 163% 129% 213% 182% 218%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
153% 125% 170% 144% 169%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
130
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor C
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ..................
$ 9.72  $ 9.70  $ 9.63  $ 9.46  $ 9.63
Net investment income
(a)
........................
0.05  0.02  0.10  0.15  0.11
Net realized and unrealized gain (loss) ...............
(0.79) 0.04  0.09  0.18  (0.15)
Net increase (decrease) from investment operations ....... (0.74) 0.06  0.19  0.33  (0.04)
Distributions
(b)
– – – – –
From net investment income .....................
(0.08) (0.04) (0.12) (0.16) (0.11)
Return of capital .............................. —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions .............................. (0.08) (0.04) (0.12) (0.16) (0.13)
Net asset value, end of year ...................... $ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.46
Total Return
(d)
— — — — —
Based on net asset value ......................... (7.65)% 0.57% 1.98% 3.56%
(e)
(0.42)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ................................
1.45% 1.45% 1.50% 1.52% 1.62%
Total expenses after fees waived and/or reimbursed .......
1.40% 1.40% 1.41% 1.40% 1.49%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
1.40% 1.40% 1.40% 1.40% 14.10%
Net investment income ..........................
0.58% 0.23% 1.05% 1.61% 1.18%
Supplemental Data
Net assets, end of year (000) ....................... $ 36,103  $ 51,625  $ 69,913  $ 152,890  $ 172,631
Portfolio turnover rate
(g)
........................... 163% 129% 213% 182% 218%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
153% 125% 170% 144% 169%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
131
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class K
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ...................
$ 9.72  $ 9.70  $ 9.63  $ 9.46  $ 9.62
Net investment income
(a)
.........................
0.15  0.12  0.20  0.25  0.22
Net realized and unrealized gain (loss) ................
(0.79) 0.04  0.09  0.18  (0.15)
Net increase (decrease) from investment operations ........ (0.64) 0.16  0.29  0.43  0.07
Distributions
(b)
– – – – –
From net investment income ......................
(0.18) (0.14) (0.22) (0.26) (0.21)
Return of capital ............................... —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions ............................... (0.18) (0.14) (0.22) (0.26) (0.23)
Net asset value, end of year ....................... $ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.46
Total Return
(d)
— — — — —
Based on net asset value .......................... (6.67)% 1.63% 3.05% 4.65%
(e)
0.73%
(e)
Ratios to Average Net Assets
(f)
Total expenses .................................
0.37% 0.37% 0.38% 0.37% 0.46%
Total expenses after fees waived and/or reimbursed ........
0.35% 0.36% 0.36% 0.35% 0.44%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................
0.35% 0.36% 0.35% 0.35% 0.35%
Net investment income ...........................
1.65% 1.23% 2.07% 2.64% 2.27%
Supplemental Data
Net assets, end of year (000) ........................ $ 814,127  $ 943,607  $ 557,997  $ 512,940  $ 258,340
Portfolio turnover rate
(g)
............................ 163% 129% 213% 182% 218%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
153% 125% 170% 144% 169%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
132
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class R
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ...................
$ 9.72  $ 9.70  $ 9.63  $ 9.47  $ 9.63
Net investment income
(a)
.........................
0.11  0.07  0.15  0.20  0.16
Net realized and unrealized gain (loss) ................
(0.80) 0.03  0.09  0.17  (0.14)
Net increase (decrease) from investment operations ........ (0.69) 0.10  0.24  0.37  0.02
Distributions
(b)
– – – – –
From net investment income ......................
(0.13) (0.08) (0.17) (0.21) (0.16)
Return of capital ............................... —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions ............................... (0.13) (0.08) (0.17) (0.21) (0.18)
Net asset value, end of year ....................... $ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.47
Total Return
(d)
— — — — —
Based on net asset value .......................... (7.18)% 1.07% 2.49% 3.97%
(e)
0.18%
(e)
Ratios to Average Net Assets
(f)
Total expenses .................................
1.09% 1.07% 1.08% 1.18% 1.24%
Total expenses after fees waived and/or reimbursed ........
0.90% 0.91% 0.91% 0.90% 0.99%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................
0.90% 0.91% 0.90% 0.90% 0.91%
Net investment income ...........................
1.17% 0.72% 1.54% 2.10% 1.69%
Supplemental Data
Net assets, end of year (000) ........................ $ 2,721  $ 2,153  $ 2,405  $ 3,949  $ 4,493
Portfolio turnover rate
(g)
............................ 163% 129% 213% 182% 218%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
153% 125% 170% 144% 169%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-
sponsored retirement plans. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of High Yield Bond include the accounts of BR-HIYLD Subsidiary II, LLC (the “Taxable
Subsidiary”), which is a wholly-owned taxable subsidiary of High Yield Bond. The Taxable Subsidiary enables High Yield Bond to hold investments in operating companies and still satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for High Yield Bond. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for High Yield Bond. High Yield Bond
may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $5,891,091, which is less than 0.1% of
High Yield Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to High Yield Bond.
The accompanying consolidated financial statements of High Yield Bond include the accounts of BLK BR HY (Luxembourg) Investments S.a.r.l (the “Luxembourg Subsidiary”).
Effective August 31, 2022 the Luxembourg Subsidiary, which was wholly-owned by the Fund, was dissolved. The Luxembourg Subsidiary held shares of private Canadian companies. Such shares were held in the Luxembourg Subsidiary in order to realize benefits under the Double Tax Avoidance Convention between Canada and Luxembourg, the result of which that gains on the sale of such shares will generally not be subject to capital gains taxes in Canada. Income earned on the investment held by the
Luxembourg Subsidiary may be taxable to such subsidiary in Luxembourg. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of
Operations for High Yield Bond. A tax provision for realized gains, if any, is included as a reduction of realized gain (loss) in the Consolidated Statement of Operations for
High Yield Bond.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Bond Portfolio ............................................ High Yield Bond Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional, Service, Class K and Class R Shares .......................... No No None
Investor A Shares .............................................. Yes No
(a)
None
Investor A1 Shares ............................................. No
(b)
No
(c)
None
Investor C Shares ............................................. No Yes
(d)
To Investor A Shares after
approximately 8 years
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
134
ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Managers’ policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

Notes to Financial Statements
(continued)

Notes to Financial Statements
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
High Yield Bond values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee, deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
136
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of September 30, 2022, certain investments of High Yield Bond were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
138
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had no outstanding unfunded floating rate loan interests.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties

Notes to Financial Statements
(continued)

Notes to Financial Statements
can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
High Yield Bond
Citigroup Global Markets, Inc. .................... $ 134,945 $ (134,945) $ — $ —
Goldman Sachs & Co. LLC ...................... 2,629,170 (2,629,170) — —
J.P. Morgan Securities LLC ...................... 1,273 (1,273) — —
Morgan Stanley .............................. 6,056,363 (6,056,363) — —
$ 8,821,751 $ (8,821,751) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
140
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Notes to Financial Statements
(continued)

Notes to Financial Statements
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion .......................................................................................................... 0.350%
$1 billion - $2 billion ...................................................................................................... 0.340
$2 billion - $3 billion ...................................................................................................... 0.330
Greater than $3 billion .................................................................................................... 0.320
High Yield Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion .......................................................................................................... 0.500%
$1 billion - $2 billion ...................................................................................................... 0.450
$2 billion - $3 billion ...................................................................................................... 0.425
$3 billion - $25 billion ..................................................................................................... 0.400
$25 billion - $30 billion .................................................................................................... 0.375
Greater than $30 billion .................................................................................................... 0.350

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
142
The Manager provides investment management and other services to the Taxable Subsidiaries. The Manager does not receive separate compensation from the Taxable
Subsidiaries for providing investment management or administrative services. However, High Yield Bond pays the Manager based on the Fund's net assets, which includes the assets of the Taxable Subsidiaries.
With respect to High Yield Bond, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the “Sub-Adviser”), an affiliate of the
Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Core Bond and Low Duration Bond, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited (“BSL”)
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and
BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended September 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion .......................................................................................................... 0.310%
$1 billion - $3 billion ...................................................................................................... 0.290
$3 billion - $5 billion ...................................................................................................... 0.280
$5 billion - $10 billion ..................................................................................................... 0.270
Greater than $10 billion .................................................................................................... 0.260
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —
Investor A ................................................................................................. 0.25 —
Investor A1 ................................................................................................ 0.10 —
Investor C ................................................................................................. 0.25 0.75%
Class R .................................................................................................. 0.25 0.25
Fund Name Service Investor A Investor A1 Investor C Class R Total
Core Bond .................................................. $ — $ 1,043,170 $ — $ 196,685 $ 6,250 $ 1,246,105
High Yield Bond ............................................... 277,460 3,190,83 6 — 1,293,228 505,280 5,266,80 4
Low Duration Bond ............................................ — 2,758,239 5,917 436,751 11,516 3,212,423
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 524,91 4 $ — $ 83,449 $ — $ 3,934 $ 156,040 $ 250 $ 768,58 7
High Yield Bond ................................. 2,470,598 22,196 255,254 — 25,863 1,408,646 20,210 4,202,767
Low Duration Bond .............................. 1,162,001 — 220,648 1,183 8,735 178,695 461 1,571,723

Notes to Financial Statements
(continued)

Notes to Financial Statements
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2022, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the year ended September 30, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended September 30, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the Year ended September 30, 2022, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name Institutional Investor A Total
Core Bond ...................................................................................... $ 656,237 $ 2,084 $ 658,321
High Yield Bond ................................................................................... 266,646 330 266,976
Low Duration Bond ................................................................................ 242,376 — 242,376
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond ........................... $ 5,697 $ — $ 10,895 $ — $ 4,198 $ 1,950 $ 97 $ 22,837
High Yield Bond ........................ 45,090 912 78,074 — 7,732 17,167 2,041 151,016
Low Duration Bond ..................... 12,108 — 12,581 487 1,800 1,953 122 29,051
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 2,934,079 $ — $ 580,248 $ — $ 27,296 $ 70,124 $ 3,493 $ 3,615,240
High Yield Bond ................................. 12,996,164 161,523 2,560,211 — 139,236 923,507 188,669 16,969,310
Low Duration Bond .............................. 4,098,169 — 1,425,466 9,132 40,574 63,327 5,237 5,641,905
Fund Name Other Fees
Core Bond ............................................................................................................. $ 15,494
High Yield Bond .......................................................................................................... 39,703
Low Duration Bond ....................................................................................................... 43,112
Fund Name Investor A Investor C
Core Bond .................................................................................................. $ 24,682 $ 1,297
High Yield Bond ............................................................................................... 59,530 19,375
Low Duration Bond ............................................................................................ 196,098 19,645
Fund Name Amounts Waived
Core Bond ......................................................................................................... $ 96,535
High Yield Bond ...................................................................................................... 405,175
Low Duration Bond ................................................................................................... 79,663
Fund Name Amounts Waived
High Yield Bond .......................................................................................................... $ 611,916
Low Duration Bond ....................................................................................................... 119,997

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
144
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2022, class specific expense waivers and/or reimbursements are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, High Yield Bond retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, High Yield Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R
Core Bond ....................................... 0.43% N/A 0.68% N/A 1.43% 0.38% 0.93%
High Yield Bond .................................... 0.67 1.02% 0.92 N/A 1.72 0.58 1.28
Low Duration Bond ................................. 0.40 N/A 0.65 0.50% 1.40 0.35 0.90
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Core Bond ............................................................................................................... $ 556,770
Low Duration Bond ......................................................................................................... 3,263
Fund Name/Share Class
Administration Fees
Waived by the Manager -
Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Core Bond
Institutional .................................................................................... $ 524,914 $ 1,620,204
Investor A ..................................................................................... 83,449 371,751
Investor C ..................................................................................... 3,934 17,524
Class K ...................................................................................... 156,040 70,117
Class R ...................................................................................... 250 2,860
$ 768,587 $ 2,082,456
High Yield Bond
Investor A ..................................................................................... 76,727 5,510
$ 76,727 $ 5,510
Low Duration Bond
Institutional .................................................................................... 1,129,189 320,352
Investor A ..................................................................................... 220,648 703,976
Investor A1 .................................................................................... 1,183 5,256
Investor C ..................................................................................... 8,649 12,088
Class K ...................................................................................... 91,066 10,600
Class R ...................................................................................... 461 3,725
$ 1,451,196 $ 1,055,997

Notes to Financial Statements
(continued)

Notes to Financial Statements
in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Prior to January 1, 2022, High Yield Bond retained 82% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70%
of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by High Yield Bond is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended September 30, 2022, the Fund paid BIM $411,747 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. High Yield Bond is currently permitted to borrow under the Interfund Lending Program. Core Bond and Low Duration Bond are each currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended September 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended September 30, 2022, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2022, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Fund Name Purchases Sales
Net Realized
Loss
Core Bond .......................................................................... $ — $ 1,491,672 $ (85,344)
High Yield Bond ....................................................................... 516,445,228 317,948,122 (39,492,955)
Low Duration Bond .................................................................... 2,308,806 12,443,819 (1,473,109)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Core Bond .......................................................... $ 309,393,152 $ 569,606,783 $ 21,696,537,060 $ 22,497,203,569
High Yield Bond ....................................................... — — 13,465,505,068 16,244,855,810
Low Duration Bond .................................................... 6,947,903,498 7,437,047,417 5,287,123,723 5,444,011,856
Fund Name Purchases Sales
Core Bond .......................................................................................... $ 8,116,496,126 $ 8,127,512,241
Low Duration Bond .................................................................................... 740,093,355 741,461,741

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
146
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of September 30, 2022, the tax components of accumulated earnings (loss) were as follows:
During the year ended September 30, 2022, the Fund listed below utilized the following amount of its capital loss carryforward:
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2022, the Funds did not borrow under the credit agreement.
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
High Yield Bond ............................................................................ $ (11,906) $ 11,906
—
Fund Name
Year Ended
09/30/22
Year Ended
09/30/21
Core Bond
Ordinary income ........................................................................................... $ 64,441,011 $ 165,152,726
Long-term capital gains ...................................................................................... 26,428,783 71,560,691
Return of capital ........................................................................................... 7,947,440 —
$ 98,817,234 $ 236,713,417
High Yield Bond
Ordinary income ........................................................................................... $ 1,104,541,202 $ 1,236,707,722
Return of capital ........................................................................................... 48,531,984 —
$ 1,153,073,186 $ 1,236,707,722
Low Duration Bond
Ordinary income ........................................................................................... $ 139,938,270 $ 107,425,825
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
Core Bond .................................................. $ — $ (208,220,514) $ (465,297,239) $ (3,919,292) $ (677,437,045)
High Yield Bond ............................................... — — (2,650,471,483) (350,639,305) (3,001,110,788)
Low Duration Bond ............................................ 68,929,27 7 (241,389,96 8 ) (490,087,12 1 ) — (662,547,812)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains/losses on certain futures, options and foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default and the accounting for swap agreements.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in next taxable year.
Fund Name Amount Utilized
High Yield Bond ...................................................................................................... $ 24,888,654
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Bond ...................................................... $ 4,162,720,247 $ 19,077,709 $ (482,648,425) $ (463,570,716)
High Yield Bond .................................................. 20,107,306,955 46,443,282 (2,682,860,624) (2,636,417,342)
Low Duration Bond ................................................ 7,532,875,246 44 , 482 , 192 ( 533 , 588 , 572 ) (489,106,380)

Notes to Financial Statements
(continued)

Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
148
cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/22
Year Ended
09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold .............................................
110,405,739 $ 990,658,359 146,861,908 $ 1,465,303,277
Shares issued in reinvestment of distributions ........................
6,161,533 56,576,464 13,416,841 135,058,084
Shares redeemed .........................................
(119,921,933) (1,088,380,863) (117,482,177) (1,173,424,202)
(3,354,661) $ (41,146,040) 42,796,572 $ 426,937,159
Service
(a)
Shares sold .............................................
— $ — 496,923 $ 5,031,908
Shares issued in reinvestment of distributions ........................
— — 206,010 2,077,002
Shares redeemed and automatic conversion of shares ...................
— — (4,964,009) (49,405,453)
— $ — (4,261,076) $ (42,296,543)
Investor A
Shares sold and automatic conversion of shares .......................
10,200,394 $ 94,656,100 21,327,998 $ 213,818,647
Shares issued in reinvestment of distributions ........................
1,014,598 9,337,644 2,677,486 26,987,670
Shares redeemed .........................................
(12,838,536) (117,194,077) (29,321,690) (293,102,535)
(1,623,544) $ (13,200,333) (5,316,206) $ (52,296,218)
Investor C
Shares sold .............................................
187,938 $ 1,693,765 761,644 $ 7,755,757
Shares issued in reinvestment of distributions ........................
33,837 313,239 148,749 1,490,084
Shares redeemed and automatic conversion of shares ...................
(1,026,445) (9,376,597) (1,857,559) (18,626,746)
(804,670) $ (7,369,593) (947,166) $ (9,380,905)

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Year Ended
09/30/22
Year Ended
09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold .............................................
18,096,207 $ 166,487,408 37,044,972 $ 371,883,372
Shares issued in reinvestment of distributions ........................
2,105,280 19,543,124 5,591,242 56,445,382
Shares redeemed .........................................
(44,550,656) (405,282,743) (44,846,318) (447,284,268)
(24,349,169) $ (219,252,211) (2,210,104) $ (18,955,514)
Class R
Shares sold .............................................
38,343 $ 354,956 35,518 $ 357,673
Shares issued in reinvestment of distributions ........................
2,767 25,451 7,401 74,754
Shares redeemed .........................................
(34,070) (299,936) (110,305) (1,126,305)
7,040 $ 80,471 (67,386) $ (693,878)
(30,125,004) $ (280,887,706) 29,994,634 $ 303,314,101
High Yield Bond
Institutional
Shares sold .............................................
1,138,548,212 $ 8,202,656,262 824,852,468 $ 6,410,669,037
Shares issued in reinvestment of distributions ........................
85,576,808 621,610,066 73,930,879 576,217,758
Shares redeemed .........................................
(1,444,371,612) (10,400,328,995) (671,776,568) (5,229,340,817)
(220,246,592) $ (1,576,062,667) 227,006,779 $ 1,757,545,978
Service
Shares sold .............................................
5,353,719 $ 39,744,030 11,246,499 $ 87,722,006
Shares issued in reinvestment of distributions ........................
781,120 5,708,250 784,180 6,115,039
Shares redeemed .........................................
(10,527,000) (77,232,274) (12,037,446) (94,117,592)
(4,392,161) $ (31,779,994) (6,767) $ (280,547)
Investor A
Shares sold and automatic conversion of shares .......................
50,285,263 $ 369,649,622 62,813,707 $ 488,151,335
Shares issued in reinvestment of distributions ........................
8,203,186 59,544,442 7,276,569 56,668,714
Shares redeemed .........................................
(69,091,386) (504,878,029) (66,322,210) (516,851,805)
(10,602,937) $ (75,683,965) 3,768,066 $ 27,968,244
Investor C
Shares sold .............................................
2,623,445 $ 19,382,669 5,160,537 $ 40,252,080
Shares issued in reinvestment of distributions ........................
755,467 5,521,393 798,716 6,223,376
Shares redeemed and automatic conversion of shares ...................
(8,811,320) (64,375,562) (10,845,575) (84,458,348)
(5,432,408) $ (39,471,500) (4,886,322) $ (37,982,892)
Class K
Shares sold .............................................
447,318,572 $ 3,229,587,783 425,944,961 $ 3,303,403,535
Shares issued in reinvestment of distributions ........................
49,202,259 357,550,162 61,687,273 479,747,223
Shares redeemed .........................................
(551,535,579) (3,994,893,443) (1,032,593,243) (8,054,462,814)
(55,014,748) $ (407,755,498) (544,961,009) $ (4,271,312,056)
Class R
Shares sold .............................................
3,463,496 $ 25,342,218 2,714,264 $ 21,146,656
Shares issued in reinvestment of distributions ........................
683,318 4,953,874 597,520 4,653,443
Shares redeemed .........................................
(3,914,325) (28,534,490) (4,351,405) (33,709,657)
232,489 $ 1,761,602 (1,039,621) $ (7,909,558)
(295,456,357) $ (2,128,992,022) (320,118,874) $ (2,531,970,831)
Low Duration Bond
Institutional
Shares sold .............................................
217,791,445 $ 2,038,591,967 345,506,551 $ 3,368,814,025
Shares issued in reinvestment of distributions ........................
10,730,336 99,505,228 7,793,536 75,988,063
Shares redeemed .........................................
(348,516,501) (3,236,111,469) (249,280,518) (2,429,961,590)
(119,994,720) $ (1,098,014,274) 104,019,569 $ 1,014,840,498
Service
(a)
Shares sold .............................................
— $ — 475,605 $ 4,641,229
Shares issued in reinvestment of distributions ........................
— — 23,759 231,652
Shares redeemed and automatic conversion of shares ...................
— — (3,585,030) (34,931,908)
— $ — (3,085,666) $ (30,059,027)
Investor A
Shares sold and automatic conversion of shares .......................
32,690,173 $ 306,466,451 56,499,893 $ 551,014,420
Shares issued in reinvestment of distributions ........................
1,741,946 16,123,027 1,611,680 15,710,142
Shares redeemed .........................................
(54,874,888) (510,300,908) (80,279,964) (781,941,813)
(20,442,769) $ (187,711,430) (22,168,391) $ (215,217,251)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
150
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/22
Year Ended
09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Investor A1
Shares sold .............................................
423 $ 3,923 7,719 $ 75,282
Shares issued in reinvestment of distributions ........................
7,482 69,366 6,876 67,063
Shares redeemed .........................................
(121,445) (1,133,215) (163,027) (1,591,464)
(113,540) $ (1,059,926) (148,432) $ (1,449,119)
Investor C
Shares sold .............................................
1,311,344 $ 12,219,407 2,247,567 $ 21,899,495
Shares issued in reinvestment of distributions ........................
36,869 338,902 22,017 214,438
Shares redeemed and automatic conversion of shares ...................
(2,604,856) (24,284,714) (4,163,020) (40,573,232)
(1,256,643) $ (11,726,405) (1,893,436) $ (18,459,299)
Class K
Shares sold .............................................
56,631,659 $ 532,543,702 65,474,722 $ 637,928,535
Shares issued in reinvestment of distributions ........................
1,653,236 15,305,219 995,773 9,701,067
Shares redeemed .........................................
(63,921,319) (599,769,631) (26,875,494) (261,964,532)
(5,636,424) $ (51,920,710) 39,595,001 $ 385,665,070
Class R
Shares sold .............................................
203,589 $ 1,899,990 101,987 $ 994,041
Shares issued in reinvestment of distributions ........................
3,385 31,176 1,866 18,179
Shares redeemed .........................................
(122,861) (1,158,016) (130,273) (1,270,227)
84,113 $ 773,150 (26,420) $ (258,007)
(147,359,983) $ (1,349,659,595) 116,292,225 $ 1,135,062,865
(a)
On July 6, 2021, each Fund's issued and outstanding Service Shares, as applicable, converted into Investor A Shares.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Core Bond Portfolio, BlackRock High Yield Bond Portfolio and BlackRock Low Duration Bond Portfolio and the Board of Trustees of
BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio of BlackRock Funds
V, including the schedules of investments, as of September 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. We have also audited the accompanying consolidated statement of assets and liabilities of BlackRock High Yield Bond Portfolio of BlackRock Funds V (collectively with BlackRock Core Bond
Portfolio and BlackRock Low Duration Bond Portfolio, the “Funds”), including the consolidated schedule of investments, as of September 30, 2022, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 22, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)
2022
BlackRock Annual Report to Shareholders
152
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2022:
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended September 30, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2022:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2022 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2022:
Fund Name
Qualified Dividend
Income
Core Bond ....................................................................................................... $ 1,111,204
High Yield Bond .................................................................................................... 29,841,301
Fund Name
20% Rate Long-Term
Capital Gain Dividends
Core Bond ....................................................................................................... $ 26,428,783
Fund Name Federal Obligation Interest
Core Bond ....................................................................................................... $ 8,255,465
High Yield Bond .................................................................................................... 63,245
Low Duration Bond ................................................................................................. 17,878,846
Fund Name
Dividends-Received
Deduction
Core Bond ......................................................................................................... 1.30%
High Yield Bond ...................................................................................................... 1.86
Fund Name Interest Dividends
Core Bond ....................................................................................................... $ 73,521,992
High Yield Bond .................................................................................................... 1,006,377,438
Low Duration Bond ................................................................................................. 142,960,186
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gain
Core Bond .................................................................................... $ 59,510,649 $ —
High Yield Bond ................................................................................. 961,683,643 6,930,558
Low Duration Bond .............................................................................. 105,583,883 —

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on April 14, 2022 (the
“April Meeting”) and May 19-20, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the
Trust, on behalf of BlackRock Core Bond Portfolio (the “Core Bond Portfolio”), BlackRock High Yield Bond Portfolio (the “High Yield Bond Portfolio”) and BlackRock Low
Duration Bond Portfolio (the “Low Duration Bond Portfolio” and collectively with the Core Bond Portfolio and the High Yield Bond Portfolio, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-
Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund, and (2) the Manager and BlackRock (Singapore)
Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to Core Bond Portfolio and Low Duration Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Annual Report to Shareholders
154
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Core Bond Portfolio ranked in the second, first and second quartiles, respectively, against its Performance Peers.
The Board noted that for each of the one-, three- and five-year periods reported, the High Yield Bond Portfolio ranked in the first quartile against its Performance
Peers.
The Board noted that for the one-, three- and five-year periods reported, the Low Duration Bond Portfolio ranked in the second, third and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Low Duration Bond Portfolio’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Core Bond Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Core Bond Portfolio’s Expense Peers. The Board also noted that the Core Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Core Bond Portfolio increases above certain contractually specified levels. The Board noted that if the size of the Core Bond Portfolio were to decrease, the Core Bond Portfolio could lose the benefit of one or more breakpoints. The
Board further noted that BlackRock and the Board have contractually agreed to a cap on the Core Bond Portfolio’s total expenses as a percentage of the Core Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the High Yield Bond Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the High Yield Bond Portfolio’s Expense Peers. The Board also noted that the High Yield Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the High Yield Bond Portfolio increases above certain contractually specified levels. The Board noted that if the size of the High Yield Bond Portfolio were to decrease, the High Yield Bond Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield Bond Portfolio’s total expenses as a percentage of the High Yield Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the Low Duration Bond Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Low Duration Bond Portfolio’s Expense Peers. The Board also noted that the Low
Duration Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Low Duration Bond Portfolio increases above certain contractually specified levels. The Board noted that if the size of the Low Duration Bond Portfolio were to decrease, the Low Duration Bond Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Low Duration Bond Portfolio’s total expenses as a percentage of the Low Duration Bond Portfolio’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Annual Report to Shareholders
156
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, approved, by unanimous vote of those present, the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Chair of the Board (Since
2022) Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
69 RICs consisting of 100 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022) Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
71 RICs consisting of 102 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
69 RICs consisting of 100 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(Lead Independent
Director and non Executive
Vice Chair of the Board)
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Visiting Professor, Princeton University for the 2013
to 2014 academic year and Spring 2017 semester; Professor in the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
71 RICs consisting of 102 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
69 RICs consisting of 100 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
69 RICs consisting of 100 Portfolios The Boeing Company
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
69 RICs consisting of 100 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
71 RICs consisting of 102 Portfolios PennyMac Mortgage
Investment Trust

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders
158
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 264 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 266 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective May 31, 2022, Karen P. Robards retired as a Trustee of the Trust.
Effective December 31, 2021, Richard E. Cavanagh and Michael J. Castellano retired as Trustees of the Trust.

Additional Information
2022
BlackRock Annual Report to Shareholders
160
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
162
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
Taxable3-9/22-AR

September 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds V
BlackRock GNMA Portfolio
BlackRock Impact Mortgage Fund
BlackRock Income Fund

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackroc k.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities (MSCI
Europe, Australasia, Far
East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(10.42) (14.15)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2022
2022
BlackRock Annual Report to Shareholders
4
BlackRock GNMA Portfolio
Investment Objective
BlackRock GNMA Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2022, the Fund underperformed its benchmark, the Bloomberg Fixed-Income GNMA MBS Index.
What factors influenced performance?
The Fund's active strategy which seeks to optimize the blend of to-be-announced (“TBA”) and specified mortgage pools versus the benchmark index weighed on performance over the period, particularly in the first and second quarters of 2022. In addition, out-of-benchmark exposure to agency commercial mortgage-backed securities (“CMBS”)
detracted modestly from performance.
Positive contributions to performance were led by tactical positioning with respect to duration and corresponding interest rate sensitivity over the period. Allocations to fixed rate collateralized mortgage obligations (“CMOs”) also proved additive.
Describe recent portfolio activity.
Within the GNMA coupon stack, the Fund shifted to an up-in-coupon tilt on the view that lower coupons remain vulnerable to slowing prepayment speeds and duration extension. Additionally, the Fund favored GNMAs relative to conventional mortgage-backed securities (“MBS”) in middle coupons given attractive valuations, a more supportive demand backdrop, and a more favorable prepayment outlook. The Fund continued to hold an allocation to agency CMOs with seasoned collateral.
The Fund’s cash position was somewhat elevated at times during the period and was 6.1% at period end. The Fund’s cash position did not have a material impact on performance.
The Fund holds a small percentage of assets in derivatives as a hedge to allocations in MBS and securitized assets. The use of derivatives marginally contributed to performance.
Describe portfolio positioning at period end.
The Fund was positioned overweight MBS vs. the benchmark as valuations have reached historical attractive levels. This constructive view on the asset class is balanced against our cautious near term view, as the recent volatility in macro factors is unlikely to abate in the period ahead. The Fund's overweight was expressed via higher coupon specified pool MBS, rather TBA, and the Fund continued to hold allocations to agency CMOs backed by seasoned collateral. Finally, the Fund was overweight duration relative to the benchmark while being neutrally positioned along the yield curve.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)
5
Fund Summary
BlackRock GNMA Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in Government National Mortgage Association ("GNMA") securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The
Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg Fixed-Income GNMA MBS Index - an unmanaged index comprised of mortgage-backed pass through securities of GNMA.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 2.97% 2.76% (14.75)% N/A (1.15)% N/A 0.18% N/A
Investor A ........................... 2.60 2.39 (14.89) (18.29)% (1.38) (2.18)% (0.10) (0.51)%
Investor C ........................... 1.95 1.78 (15.60) (16.43) (2.11) (2.11) (0.69) (0.69)
Class K ............................ 3.02 2.87 (14.65) N/A (1.07) N/A 0.23 N/A
Bloomberg Fixed-Income GNMA MBS Index .. — — (12.99) N/A (0.91) N/A 0.35 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in GNMA securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
6
BlackRock GNMA Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(04/01/22)
Ending
Account
Value
(09/30/22)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(04/01/22)
Ending
Account
Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ...... $ 1,000.00 $ 903.70 $ 3.53 $ 2. 1 0 $ 1,000.00 $ 1,021.36 $ 3.75 $ 1,022. 8 6 $ 2. 2 3 0.74% 0.4 4%
Investor A ....... 1,000.00 903.00 4.63 3.20 1,000.00 1,020.21 4.91 1,021.71 3.40 0.97 0.67
Investor C ....... 1,000.00 899.10 8.24 6. 81 1,000.00 1,016.39 8.74 1,017.9 0 7. 23 1.73 1.4 3
Class K ........ 1,000.00 904.70 2.86 1. 43 1,000.00 1,022.06 3.04 1,023. 56 1. 52 0.60 0.3 0
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 99.8%
Non-Agency Mortgage-Backed Securities .................. 0.2
CREDIT QUALITY ALLOCATION
Credit Rating
(b )
Percent of
Total Investments
(a)
AAA/ Aaa
(c )
...................................... 100.0%
(a)
Excludes short-term securities, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of September 30, 2022
7
Fund Summary
BlackRock Impact Mortgage Fund
Investment Objective
BlackRock Impact Mortgage Fund’s (formerly known as BlackRock U.S. Government Bond Portfolio) (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while investing in a portfolio of fixed-income securities that Fund management views as generating positive social and/or environmental impacts.
On May 20, 2022, the Board of Trustees of the BlackRock Funds V approved a change in the Fund's name from BlackRock U.S. Government Bond Portfolio to BlackRock
Impact Mortgage Fund and certain changes to the Fund’s investment objective and investment strategies. In addition, the investment adviser has changed the benchmark indexes against which the Fund compares its performance. These changes became effective on September 1, 2022.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2022, the Fund underperformed its benchmark the Bloomberg U.S. Mortgage Backed Securities Index (the “Bloomberg U.S.
MBS Index”) as well as it’s former benchmark, the Bloomberg U.S. Government/Mortgage Index.
What factors influenced performance?
Detractors from the Fund’s relative performance included interest rate volatility strategies. The Fund’s relative allocation to agency mortgage-backed securities (“MBS”) also detracted. Finally, out-of-benchmark exposure to agency commercial mortgage-backed securities (“CMBS”), specifically single-asset/single-borrower ("SASB") and interest-
only issues, weighed on relative return.
Positive contributions to relative performance were led by security selection and relative value strategies within the agency MBS market. The Fund’s stance with respect to duration (and corresponding interest rate sensitivity) and positioning along the yield curve also proved additive.
Describe recent portfolio activity.
Within agency MBS, the Fund shifted to an up-in-coupon tilt on the view that lower coupons remain vulnerable to slowing prepayment speeds and duration extension.
Additionally, the Fund favored GNMAs relative to conventional MBS in middle coupons given attractive valuations, a more supportive demand backdrop, and a more favorable prepayment outlook.
Describe portfolio positioning at period end.
The Fund closed the period underweight 30-year conventional MBS in favor of 30-year GNMAs. Within the coupon stack, the Fund was positioned defensively with respect to lower coupons in favor of higher coupons. The Fund was constructively positioned with respect to agency MBS given historically wide spreads relative to other high-quality sectors, while remaining cautious with respect to the potential for continued market volatility in response to shifting monetary and fiscal policies. The Fund closed the period modestly overweight duration.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
8
BlackRock Impact Mortgage Fund
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed and other mortgage-related securities that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±1 year of the duration of the Bloomberg U.S. MBS Index. The Fund's total returns prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name "BlackRock U.S. Government Bond Portfolio." On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The
Predecessor Fund was the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Government/Mortgage Index, that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae,
Fannie Mae and Freddie Mac.
(d)
Bloomberg U.S. MBS Index, an unmanaged index that tracks fixed-rate agency mortgage backed pass-through securities guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Effective
September 1, 2022, the Fund has changed the benchmark against which it measures its performance from the Bloomberg U.S. Government/Mortgage Index to the Bloomberg U.S. MBS
Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.

Fund Summary
as of September 30, 2022 (continued)
9
Fund Summary
BlackRock Impact Mortgage Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 3.47% 3.21% (14.77)% N/A (0.77)% N/A 0.34% N/A
Investor A ........................... 3.09 2.82 (14.95) (18.35)% (1.01) (1.81)% 0.08 (0.33)%
Investor C ........................... 2.45 2.24 (15.53) (16.36) (1.75) (1.75) (0.55) (0.55)
Class K ............................ 3.52 3.37 (14.73) N/A (0.72) N/A 0.37 N/A
Class R ............................ 2.96 2.63 (15.16) N/A (1.25) N/A (0.19) N/A
Bloomberg U.S. Government/Mortgage Index . — — (13.28) N/A (0.47) N/A 0.53 N/A
Bloomberg U.S. MBS Index
(c)
............. — — (13.98) N/A (0.92) N/A 0.51 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal circumstances, the Fund invests at 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed and other mortgage-related securities that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±1 year of the duration of the Bloomberg U.S. MBS Index . The Fund's total returns prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name “BlackRock U.S. Government Bond Portfolio”. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund was the performance and accounting survivor of the
Reorganization.
(c)
Effective September 1, 2022, the Fund has changed the benchmark against which it measures its performance from the Bloomberg U.S. Government/Mortgage Index to the Bloomberg U.S.
MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(04/01/22)
Ending
Account
Value
(09/30/22)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(04/01/22)
Ending
Account
Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ...... $ 1,000.00 $ 902.20 $ 3.72 $ 2.15 $ 1,000.00 $ 1,021.16 $ 3.95 $ 1,022.81 $ 2.28 0.78% 0.45%
Investor A ....... 1,000.00 901.20 4.91 3.34 1,000.00 1,019.90 5.22 1,021.56 3.55 1.03 0.70
Investor C ....... 1,000.00 897.70 8.56 6.9 9 1,000.00 1,016.04 9.10 1,017. 7 0 7. 44 1.80 1.4 7
Class K ........ 1,000.00 902.40 3.29 1. 72 1,000.00 1,021.61 3.50 1,023. 2 6 1 . 8 3 0.69 0. 36
Class R ........ 1,000.00 900.10 6.10 4.53 1,000.00 1,018.65 6.48 1,020.31 4.81 1.28 0.95
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
10
BlackRock Impact Mortgage Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 97.3%
Non-Agency Mortgage-Backed Securities .................. 2.7
Asset-Backed Securities .............................. 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 98.5%
AA/Aa ......................................... 0.5
A ............................................ 0.1
BBB/Baa ....................................... 0.0
(b)
NR ........................................... 0.9
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of September 30, 2022
11
Fund Summary
BlackRock Income Fund
Investment Objective
BlackRock Income Fund’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2022, the Fund underperformed its Customized Reference Benchmark. The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), Morningstar LSTA Leveraged Loan Index (25%), Bloomberg U.S. CMBS Investment
Grade Index (25%), and JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%). The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully from the current performance benchmark.
What factors influenced performance?
High inflation and heightened geopolitical tensions have contributed to macro volatility, which has led to negative price movement across the Fund’s investment universe.
Detractors over the period most notably included exposure to global high yield corporate bonds across Asia, the United States and Europe. Exposure to global investment grade corporate bonds across the United States and Europe, preferred securities, emerging markets, floating rate loan interest and collateralized loan obligations (“CLOs”)
also detracted from performance. Finally, positioning with respect to interest rates weighed on return as hawkish central bank messaging and actions pushed rates higher.
Positive contributors to performance were limited for the period given heightened volatility and high correlations between asset classes, although the use of foreign currency hedges proved additive.
The Fund’s cash position averaged 5.7% of portfolio assets over the period and was 0.5% at period end. The Fund remains selective as the team seeks the best opportunities to generate income. The Fund’s cash position did not have a material impact on performance.
Describe recent portfolio activity.
The 12-month period saw significant market volatility. Inflation started to increase and remained elevated, leading to more hawkish central bank positioning. In addition, the late-February 2022 invasion of Ukraine by Russia and escalation of the conflict led to increased geopolitical risks. As inflation remained elevated and interest rates began to rise, the Fund increased its exposure to floating rate instruments, namely floating rate loan interest and CLOs. As markets began to largely price in central bank rate increases, the Fund reduced the allocation to floating rate instruments and increased exposure to U.S. investment grade corporate bonds. As valuations started to approach attractive levels following significant repricing in 2022, the Fund also increased its allocation to U.S. high yield corporate bonds, while reducing the European high yield corporate allocation given the region’s greater exposure to repercussions from the Russia-Ukraine conflict. Lastly, as the near-term global growth outlook grew more challenged, the Fund meaningfully increased its exposure to U.S. Treasuries.
Describe portfolio positioning at period end.
The Fund was positioned relatively defensively at period-end, with significant allocations to U.S. Treasuries and U.S. investment grade corporate bonds given the challenging global growth and financial market backdrop. While the Fund had reduced its allocations to floating rate loan interest and CLOs from earlier in the period, it maintained exposure to these sectors given the potential for attractive carry (incremental income) and ability to act as a buffer against further interest rate increases. In regional terms, the Fund had a preference for the United States over Europe given heightened geopolitical risks in the region stemming from the Russia-Ukraine conflict.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
12
BlackRock Income Fund
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and
July 1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio.
(c)
Morningstar LSTA Leveraged Loan Index (formerly S&P/LSTA Leveraged Loan Index) an unmanaged market value-weighted index designed to measure the performance of the U.S.
leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.
(d)
A “hedged” version of the Bloomberg Global High Yield Index which is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the U.S. High
Yield, the Pan-European High Yield, and Emerging Markets Hard Currency High Yield Indices. The high yield and emerging markets sub-components are mutually exclusive.
(e)
An index that measures the market of US Agency and US Non-Agency conduit and fusion CMBS deals with a minimum current deal size of $300 million. The index is divided into two subcomponents: the U.S. Aggregate-eligible component, which contains bonds that are Employee Retirement Income Security Act of 1974, as amended (“ERISA”) eligible under the underwriter's exemption, and the non-U.S. Aggregate-eligible component, which consists of bonds that are not ERISA eligible.
(f)
An expansion of the JPMorgan Corporate Emerging Markets Bond Index (CEMBI). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds.
(g)
A customized performance benchmark comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the
Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Fund Summary
as of September 30, 2022 (continued)
13
Fund Summary
BlackRock Income Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 4.97% 4.79% (13.95)% N/A 0.85% N/A 2.82% N/A
Investor A ........................... 4.60 4.52 (14.08) (16.23)% 0.61 0.11% 2.57 2.31%
Investor C ........................... 3.94 3.85 (14.81) (15.62) (0.16) (0.16) 1.96 1.96
Class K ............................ 5.03 4.97 (13.82) N/A 0.90 N/A 2.85 N/A
Morningstar LSTA Leveraged Loan Index .... — — (2.53) N/A 2.98 N/A 3.53 N/A
Bloomberg Global High Yield 100% Hedged
USD Index ........................ — — (16.64) N/A 0.13 N/A 3.53 N/A
Bloomberg U.S. CMBS Investment Grade Index — — (12.38) N/A 0.63 N/A 1.57 N/A
JPMorgan CEMBI Broad Diversified Index ... — — (16.73) N/A 0.29 N/A 2.63 N/A
Customized Reference Benchmark ........ — — (12.17) N/A 1.07 N/A 2.86 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and July 1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 912.50 $ 2.97 $ 1,000.00 $ 1,021.96 $ 3.14 0.62%
Investor A ................................ 1,000.00 911.30 4.17 1,000.00 1,020.71 4.41 0.87
Investor C ................................ 1,000.00 906.90 7.74 1,000.00 1,016.95 8.19 1.62
Class K .................................. 1,000.00 912.70 2.73 1,000.00 1,022.21 2.89 0.57
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
14
BlackRock Income Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 48.4%
U.S. Treasury Obligations ............................. 23.8
Floating Rate Loan Interests ........................... 16.3
Asset-Backed Securities .............................. 4.6
Investment Companies ............................... 2.4
Preferred Securities ................................. 1.4
Foreign Agency Obligations ............................ 1.1
Non-Agency Mortgage-Backed Securities .................. 0.9
Foreign Government Obligations ........................ 0.9
Common Stocks ................................... 0.1
U.S. Government Sponsored Agency Securities .............. 0.1
Warrants ........................................ 0.0
(b)
Other Interests .................................... —
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 24.0%
AA/Aa ......................................... 0.7
A ............................................ 14.6
BBB/Baa ....................................... 18.8
BB/Ba ......................................... 15.2
B ............................................ 18.4
CCC/Caa ....................................... 4.3
CC/Ca ........................................ 0.1
C ............................................ 0.0
(b)
NR ........................................... 3.9
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging
15
The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
2022
BlackRock Annual Report to Shareholders
16
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the BlackRock Income Fund’s ("Income Fund") Class K Shares inception date of August 1, 2016 and BlackRock
Impact Mortgage Fund’s ("Impact Mortgage") Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K
Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all Funds included in this report, except for Income Fund (which is subject to an initial sales charge of 2.50%) and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares (available only in Impact Mortgage ) are not subject to any sales charge. These shares are subject to a distribution fee of  0.25% per year and a service fee of  0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
17
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock GNMA Portfolio
18
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 505 $ 482,605
Series 2018-4, Class MA, 3.50%, 03/25/58 563 539,068
1,021,673
Total Non-Agency Mortgage-Backed Securities — 0.3%
(Cost: $1,078,689) .............................. 1,021,673
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 8.6%
Federal Home Loan Mortgage Corp.
Series 3745, Class ZA, 4.00%, 10/15/40 . 353 337,225
Series 3780, Class ZA, 4.00%, 12/15/40 . 1,313 1,256,476
Series 3960, Class PL, 4.00%, 11/15/41 . 900 863,847
Series 4161, Class BW, 2.50%, 02/15/43 . 500 429,174
Series 4325, Class ZX, 4.50%, 04/15/44 . 2,773 2,679,244
Series 4384, Class LB, 3.50%, 08/15/43 . 1,350 1,300,926
Federal National Mortgage Association
Series 1996-48, Class Z, 7.00%, 11/25/26 40 40,945
Series 2010-134, Class KZ, 4.50%, 12/25/40 70 64,939
Series 2010-141, Class LZ, 4.50%, 12/25/40 118 111,872
Series 2011-8, Class ZA, 4.00%, 02/25/41 832 802,483
Series 2011-131, Class LZ, 4.50%, 12/25/41 111 108,727
Series 2017-76, Class PB,
3.00%, 10/25/57
(b)
.............. 1,125 967,590
Series 2022-25, Class KL, 4.00%, 05/25/52 200 181,626
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
3.64%, 05/25/48
(a)
................ 1,286 1,130,562
Government National Mortgage Association
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 2,944,349
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,114,660
Series 2016-123, Class LM,
3.00%, 09/20/46 ............... 400 347,404
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31, Class PT, 3.32%, 05/20/39 150 148,807
Series 2014-107, Class WX,
6.76%, 07/20/39 ............... 644 671,098
Series 2015-55, Class A, 5.39%, 03/16/36 5,196 5,167,062
Series 2015-103, Class B, 6.90%, 01/20/40 3,117 3,263,596
Series 2015-187, Class C, 5.37%, 03/20/41 6,227 6,362,575
31,295,187
Interest Only Collateralized Mortgage Obligations — 4.1%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 . 47 3,105
Series 4533, Class JI, 5.00%, 12/15/45 .. 385 74,356
Series 5159, Class KI, 3.00%, 11/25/51 .. 801 111,661
Series 5159, Class PI, 3.00%, 11/25/51 .. 1,345 190,251
Series 5176, Class QI, 3.00%, 12/25/51 . 722 111,039
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 3.33%, 10/15/42 ... 966 104,961
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 3.02%, 07/25/49 ... 2,082 246,198
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 2.87%, 12/25/49 ... 1,386 165,344
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 67 9,276
Series 2014-68, Class YI, 4.50%, 11/25/44 76 16,545
Series 2015-74, Class IA, 6.00%, 10/25/45 2,216 536,914
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2015-77, 6.00%, 10/25/45 ...... USD 2,666 $ 642,835
Series 2017-68, Class IE, 4.50%, 09/25/47
(b)
1,863 321,011
Series 2020-32, 4.00%, 05/25/50 ...... 1,064 234,818
Series 2020-32, Class PI, 4.00%, 05/25/50 1,058 233,540
Series 2021-23, Class CI, 3.50%, 07/25/46 896 167,422
Series 2021-41, 3.50%, 07/25/51 ...... 1,721 295,370
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66, Class AS, (LIBOR USD 1
Month + 6.25%), 3.17%, 09/25/45 ... 3,904 278,056
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 3.02%, 09/25/46 ... 562 41,692
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 3.02%, 05/25/39
(b)
.. 701 68,970
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 3.07%, 09/25/47 ... 716 76,552
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 3.02%, 03/25/49
(b)
.. 2,946 347,966
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 2.97%, 06/25/49
(b)
.. 2,474 260,251
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 3.02%, 07/25/49 ... 1,221 120,556
Government National Mortgage Association
Series 2017-139, Class IB, 4.50%, 09/20/47 272 50,529
Series 2017-144, Class DI, 4.50%, 09/20/47 195 36,303
Series 2019-42, Class AI, 4.00%, 01/20/46 5,773 983,743
Series 2020-115, Class IM, 3.50%, 08/20/50 1,298 199,096
Series 2020-146, Class DI, 2.50%, 10/20/50 1,715 253,508
Series 2020-149, Class IA, 2.50%, 10/20/50 16,086 2,239,882
Series 2020-151, Class MI,
2.50%, 10/20/50
(b)
.............. 19,710 2,593,052
Series 2020-162, Class TI, 2.50%, 10/20/50 3,073 395,975
Series 2020-175, Class DI, 2.50%, 11/20/50 607 85,763
Series 2020-185, Class MI, 2.50%, 12/20/50 2,192 299,492
Series 2021-104, Class IH, 3.00%, 06/20/51 1,293 195,963
Series 2021-149, Class KI, 3.00%, 08/20/51 2,110 321,880
Series 2021-159, Class IH, 3.00%, 09/20/51 8,685 1,171,737
Series 2022-127, Class IA, 3.50%, 03/20/52 7,218 1,259,398
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
3.19%, 07/20/47
(a)(b)
............... 1,227 150,616
14,895,626
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K105, Class X1, 1.64%, 01/25/30 . 7,300 624,530
Series K110, Class X1, 1.81%, 04/25/30 . 650 61,751
Series K116, Class X1, 1.53%, 07/25/30 . 1,126 92,807
Series K119, Class X1, 1.03%, 09/25/30 . 1,790 100,440
Series K120, Class X1, 1.13%, 10/25/30 . 9,120 564,595
Series K122, Class X1, 0.97%, 11/25/30 . 2,768 149,021
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58 .......... 2,657 373,804
Government National Mortgage Association
Variable Rate Notes
Series 2016-22, 0.72%, 11/16/55 ...... 11,324 291,541
Series 2016-151, 0.85%, 06/16/58 ..... 7,354 291,059
Series 2017-61, 0.77%, 05/16/59 ...... 1,971 81,275
2,630,823

BlackRock GNMA Portfolio
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 145.4%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/35 - 07/01/35 .......... USD 561 $ 517,983
3.50%, 07/01/26 - 09/01/26 .......... 14 13,527
4.00%, 06/01/25 - 05/01/26 .......... 60 57,753
5.00%, 05/01/35 - 12/01/38 .......... 47 47,873
5.65%, 05/01/37 - 12/01/37 .......... 743 746,716
5.75%, 08/01/37 - 04/01/38 .......... 1,054 1,061,457
7.50%, 03/01/27 ................. —
(d)
39
Federal National Mortgage Association
3.50%, 11/01/46 ................. 768 701,019
4.45%, 03/01/36 - 06/01/36 .......... 409 404,426
4.94%, 01/01/35 - 05/01/35 .......... 157 156,177
5.00%, 04/01/36 ................. 88 87,012
5.20%, 08/01/34 - 09/01/34 .......... 188 187,033
5.25%, 08/01/37 - 09/01/37 .......... 473 465,229
5.54%, 01/01/35 ................. 64 64,307
5.75%, 04/01/37 ................. 275 268,536
5.80%, 07/01/34 ................. 41 41,563
5.94%, 09/01/34 ................. 64 64,497
6.50%, 09/01/28 - 02/01/31 .......... 708 721,300
Government National Mortgage Association
2.00%, 08/20/50 - 10/20/51 .......... 52,303 43,761,727
2.00%, 10/20/51
(e)
................ 46,230 38,811,481
2.00%, 10/15/52
(f)
................ 5,404 4,499,619
2.50%, 11/20/40 - 11/20/51 .......... 62,979 54,346,277
2.50%, 06/20/50 - 08/20/50
(c)
......... 53,493 46,292,656
2.50%, 10/15/52
(f)
................ 31,703 27,236,878
3.00%, 05/15/42 - 10/20/51 .......... 41,926 37,321,723
3.00%, 02/20/51
(c)
................ 27,908 24,878,635
3.00%, 10/15/52 - 11/15/52
(f)
......... 22,223 19,633,587
3.50%, 04/15/41 - 09/20/51 .......... 47,459 43,746,586
3.50%, 03/20/50
(c)
................ 21,222 19,625,417
3.50%, 10/15/52 - 11/15/52
(f)
......... 27,251 24,781,229
4.00%, 10/20/41 - 05/20/51 .......... 23,454 22,290,359
4.00%, 10/15/52
(f)
................ 48,302 45,103,872
4.50%, 12/15/34 - 05/20/50 .......... 12,045 11,725,384
4.50%, 10/15/52
(f)
................ 5,700 5,455,746
5.00%, 09/15/28 - 05/20/50 .......... 10,095 10,121,681
5.00%, 10/15/52
(f)
................ 3,100 3,033,899
5.50%, 03/15/32 - 12/15/34 .......... 4,429 4,631,740
5.64%, 04/15/37 - 06/15/37 .......... 1,154 1,186,751
5.65%, 05/20/37 - 10/20/37 .......... 475 477,687
5.75%, 08/20/37 - 12/20/37 .......... 307 308,272
5.80%, 11/15/36 - 03/15/37 .......... 1,278 1,303,549
6.00%, 03/20/28 - 01/15/39 .......... 6,151 6,480,284
6.50%, 09/20/27 - 10/20/40 .......... 1,957 2,014,939
7.00%, 03/20/24 - 05/20/27 .......... 6 6,264
7.50%, 10/20/25 ................. 1 785
8.00%, 03/15/23 - 05/15/30 .......... 10 10,286
8.50%, 10/15/24 - 02/15/25 .......... 7 6,904
Uniform Mortgage-Backed Securities
2.00%, 10/25/52
(f)
................ 793 641,896
2.50%, 10/25/37
(f)
................ 154 139,358
3.00%, 06/01/38 - 06/01/44 .......... 8,241 7,494,777
3.00%, 10/25/52
(f)
................ 3,200 2,784,625
3.50%, 10/25/37 - 10/25/52
(f)
......... 5,621 5,139,421
3.50%, 03/01/43 - 08/01/43 .......... 886 814,071
4.00%, 01/01/45 ................. 1,706 1,626,511
4.00%, 10/25/52
(f)
................ 4,457 4,135,434
5.00%, 07/01/34 - 07/01/35 .......... 822 828,497
5.25%, 07/01/37 - 08/01/37 .......... 352 346,995
5.50%, 12/01/32 - 04/01/35 .......... 90 91,552
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50%, 08/01/35 ................. USD 492 $ 507,851
529,251,652
Total U.S. Government Sponsored Agency Securities — 158.8%
(Cost: $636,553,593) ............................. 578,073,288
Total Long-Term Investments — 159.1%
(Cost: $637,632,282) ............................. 579,094,961
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(g)(h)
................. 1,533,765 1,533,765
Total Money Market Funds — 0.4%
(Cost: $1,533,765) .............................. 1,533,765
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.9%
U.S. Treasury Bills
( i )
3.08%, 12/13/22 ................. 1,581 1,571,586
3.18%, 12/22/22 ................. 1,714 1,701,819
Total U.S. Treasury Obligations — 0.9%
(Cost: $3,272,869) .............................. 3,273,405
Total Short-Term Securities — 1.3%
(Cost: $4,806,634) .............................. 4,807,170
Total Investments Before Options Written and TBA Sale
Commitments — 160.4%
(Cost: $642,438,916 ) ............................. 583,902,131
Total Options Written — (0.8)%
(Premium Received — $(1,681,026)) .................. (3,063,563)
TBA Sale Commitments
(f)
Mortgage-Backed Securities — (27.7)%
Government National Mortgage Association
2.00% ,  10/15/52 ................. (3,344) (2,784,141)
2.50% ,  10/15/52 - 11/15/52 .......... (69,481) (59,689,324)
3.00% ,  10/15/52 ................. (2,000) (1,767,266)
3.50% ,  10/15/52 ................. (21,075) (19,167,548)
Uniform Mortgage-Backed Securities
3.00% ,  10/25/52 - 11/25/52 .......... (9,102) (7,918,406)
3.50% ,  10/25/52 ................. (4,189) (3,769,773)
4.00% ,  10/25/52 ................. (6,124) (5,682,163)
Total TBA Sale Commitments — (27.7)%
(Proceeds: $(104,213,665)) ........................ (100,778,621)
Total Investments Net of Options Written and TBA Sale
Commitments — 131.9%
(Cost: $536,544,225 ) ............................. 480,059,947
Liabilities in Excess of Other Assets — (31.9)% ........... (116,023,277)
Net Assets — 100.0% .............................. $ 364,036,670

2022
BlackRock Annual Report to Shareholders
BlackRock GNMA Portfolio
20
Schedule of Investments
(continued)
September 30, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)
Rounds to less than 1,000.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
(i)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,823,535 $ — $ (1,289,770)
(a)
$ — $ — $ 1,533,765 1,533,765 $ 23,317 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Credit Suisse AG ....... 3.13% 09/20/22 10/20/22   $ 24,107,850 $ 24,128,810
U.S. Government Sponsored
Agency Securities Up to 30 days
Credit Suisse AG ....... 3.13 09/20/22 10/20/22   19,448,782 19,465,692
U.S. Government Sponsored
Agency Securities Up to 30 days
Credit Suisse AG ....... 3.13 09/20/22 10/20/22   12,110,060 12,120,589
U.S. Government Sponsored
Agency Securities Up to 30 days
Credit Suisse AG ....... 3.13 09/20/22 10/20/22   24,622,784 24,644,192
U.S. Government Sponsored
Agency Securities Up to 30 days
$ 80,289,476 $ 80,359,283

BlackRock GNMA Portfolio
Schedules of Investments
21
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 99 12/30/22 $ 20,32 7 $ (6,188)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 374 12/20/22 41,911 112,924
U.S. Treasury 10 Year Ultra Note ............................................... 32 12/20/22 3,793 209,608
U.S. Treasury Long Bond .................................................... 34 12/20/22 4,302 279,788
U.S. Treasury Ultra Bond .................................................... 12 12/20/22 1,640 136,077
U.S. Treasury 5 Year Note .................................................... 146 12/30/22 15,68 7 199,065
3 Month SOFR ........................................................... 8 03/14/23 1,914 683
938,145
$ 931,957
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.37% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/05/22 2.37 % USD 13,200 $ —
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/28/22 1.71 USD 12,100 (8)
2-Year Interest Rate Swap
(a)
. 2.43% Semi-Annual 1 day SOFR Annual Bank of America NA 10/31/22 2.43 USD 15,900 (35)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 3,000 (6,545)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 3,000 (62,827)
(69,415)
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.66% Semi-Annual Deutsche Bank AG 10/13/22 3.66 USD 11,500 (126,384)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.71% Semi-Annual Deutsche Bank AG 10/28/22 1.71 USD 12,100 (1,874,043)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.45% Semi-Annual Bank of America NA 11/04/22 3.45 USD 13,800 (214,811)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.75% Semi-Annual Bank of America NA 11/17/22 3.75 USD 14,600 (158,950)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.17% Semi-Annual Deutsche Bank AG 12/13/22 4.17 USD 15,500 (99,947)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 3,000 (361,255)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 3,000 (158,758)
(2,994,148)
$ (3,063,563)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 1,048 $ 6,849 $ — $ 6,849
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 1,048 (6,419) — (6,419)
3.13% Annual 1 day SOFR Annual 06/14/24 USD 6,900 103,768 — 103,768
3.58% Annual 1 day SOFR Annual 09/13/24 USD 6,700 76,678 — 76,678
3.63% Annual 1 day SOFR Annual 09/13/24 USD 4,100 43,007 — 43,007

2022
BlackRock Annual Report to Shareholders
BlackRock GNMA Portfolio
22
Schedule of Investments
(continued)
September 30, 2022
i
Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.16% Annual 1 day SOFR Annual 09/23/24 USD 9,700 $ 6,990 $ — $ 6,990
4.32% Annual 1 day SOFR Annual 09/27/24 USD 9,600 (21,956) — (21,956)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 179 20,430 — 20,430
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (20,410) — (20,410)
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 41 8,746 — 8,746
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (8,839) — (8,839)
2.16% Annual 1 day SOFR Annual 04/01/32 USD 2,700 295,334 — 295,334
2.65% Annual 1 day SOFR Annual 06/02/32 USD 3,900 280,627 — 280,627
1 day SOFR Annual 3.64% Annual 09/28/32 USD 2,400 15,317 4,866 10,451
$ 800,122 $ 4,866 $ 795,256
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 3.08%
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 4,866 $ — $ 852,880 $ (57,624) $ —
Options Written ................................................... N/A N/A 1,203,219 (2,585,756) (3,063,563)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 938,145 $ — $ 938,145
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 852,880 — 852,880
$ — $ — $ — $ — $ 1,791,025 $ — $ 1,791,025
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 6,188 $ — $ 6,188
Options written
(b)
Options written at value ..................... — — — — 3,063,563 — 3,063,563
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 57,624 — 57,624
$ — $ — $ — $ — $ 3,127,375 $ — $ 3,127,375
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.

BlackRock GNMA Portfolio
Schedules of Investments
23
Schedule of Investments
(continued)
September 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 13,931,244 $ — $ 13,931,244
Options purchased
(a)
.................... — — — — 628,877 — 628,877
Options written ........................ — — — — 1,667,740 — 1,667,740
Swaps .............................. — — — — (3,825,568) — (3,825,568)
$ — $ — $ — $ — $ 12,402,293 $ — $ 12,402,293
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 334,984 $ — $ 334,984
Options purchased
(b)
.................... — — — — 225,203 — 225,203
Options written ........................ — — — — (1,688,745) — (1,688,745)
Swaps .............................. — — — — 1,678,578 — 1,678,578
$ — $ — $ — $ — $ 550,020 $ — $ 550,020
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 8,626,336
Average notional value of contracts — short ................................................................................. $ 131,048,148
Options
Average value of option contracts written ................................................................................... $ 5,586
Average notional value of swaption contracts purchased ......................................................................... $ 5,100,000
Average notional value of swaption contracts written ........................................................................... $ 128,125,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 39,745,031
Average notional value — receives fixed rate ................................................................................ $ 3,067,531
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 259,020 $ 16,652
Options
(a)(b)
........................................................................................ — 3,063,563
Swaps — centrally cleared .............................................................................. 90,751 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 349,771 $ 3,080,215
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(349,771) (16,652)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 3,063,563
(b)
Includes forward setting swaptions.

2022
BlackRock Annual Report to Shareholders
BlackRock GNMA Portfolio
24
Schedule of Investments
(continued)
September 30, 2022
(a)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(a)
Net Amount of
Derivative
Liabilities
Bank of America NA .............................. $ 741,596 $ — $ — $ (741,596) $ —
Deutsche Bank AG ............................... 2,321,967 — — (2,321,967) —
$ 3,063,563 $ — $ — $ (3,063,563) $ —

BlackRock GNMA Portfolio
Schedules of Investments
25
Schedule of Investments
(continued)
September 30, 2022
(a)
As of September 30, 2021, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2022 the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 1,021,673 $ — $ 1,021,673
U.S. Government Sponsored Agency Securities .................... — 573,363,832 4,709,456 578,073,288
Short-Term Securities
Money Market Funds ...................................... 1,533,765 — — 1,533,765
U.S. Treasury Obligations ................................... — 3,273,405 — 3,273,405
Liabilities
Investments
TBA Sale Commitments .................................... — (100,778,621) — (100,778,621)
$ 1,533,765 $ 476,880,289 $ 4,709,456 $ 483,123,510
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 938,145 $ 852,880 $ — $ 1,791,025
Liabilities
Interest rate contracts ....................................... (6,188) (3,121,187) — (3,127,375)
$ 931,957 $ (2,268,307) $ — $ (1,336,350)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $80,359,283 are categorized as Level 2 within the disclosure hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
U.S.
Government
Sponsored
Agency
Securities Total
Investments
Assets
Opening balance, as of September 30, 2021 .................................................................................... $ — $ —
Transfers into Level 3
(a)
................................................................................................. 6,227,413 6,227,413
Transfers out of Level 3 ................................................................................................. — —
Accrued discounts/premiums .............................................................................................. (1,042,533) (1,042,533)
Net realized gain ..................................................................................................... — —
Net change in unrealized depreciation
(b)(c)
...................................................................................... (475,424) (475,424)
Purchases .......................................................................................................... — —
Sales ............................................................................................................. — —
Closing balance, as of September 30, 2022 ....................................................................................
$ 4,709,456 $ 4,709,456
Net change in unrealized depreciation on investments still held at September 30, 202 2
(c)
.......................................................
$ (475,424) $ (475,424)

2022
BlackRock Annual Report to Shareholders
BlackRock Impact Mortgage Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40
(a)
.......... USD 99 $ 85,453
Total Asset-Backed Securities — 0.0%
(Cost: $98,516) ................................ 85,453
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 4.5%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 3.58%, 09/15/34
(a)(b)
......... 2,760 2,687,120
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 3.67%, 09/15/34
(a)(b)
... 427 418,186
BFLD Trust
(a)(b)
Series 2019-DPLO, Class A, (LIBOR USD 1
Month + 1.09%), 3.91%, 10/15/34 ... 45 43,930
Series 2020-EYP, Class A, (LIBOR USD 1
Month + 1.15%), 3.97%, 10/15/35 ... 1,984 1,914,192
BMO Mortgage Trust, Series 2022-C1, Class
A5, 3.37%, 02/15/55
(b)
............. 71 61,341
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 3.87%, 09/15/38
(a)(b)
1,526 1,449,965
BX Trust
(a)(b)
Series 2018-BILT, Class A, (LIBOR USD 1
Month + 0.80%), 3.62%, 05/15/30 ... 282 272,783
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 4.02%, 01/15/34 ... 450 426,311
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 4.10%, 06/15/36 ... 780 746,734
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 810 692,734
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class B, 2.86%, 11/10/42
(a)
.. 100 78,132
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 297 268,346
Series 2019-521F, Class B, (LIBOR USD 1
Month + 1.10%), 3.92%, 06/15/34
(a)(b)
. 923 898,477
Credit Suisse Mortgage Capital Certificates
(a)
Series 2020-NET, Class A, 2.26%,
08/15/37
(c)
................... 951 872,934
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 600 513,174
CSAIL Commercial Mortgage Trust
(b)
Series 2018-CX11, Class A5, 4.03%,
04/15/51 .................... 658 610,951
Series 2018-CX12, Class A4, 4.22%,
08/15/51 .................... 290 273,304
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 3.97%,
11/15/38
(a)(b)
.................... 1,170 1,117,815
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 3.62%, 02/15/38
(a)(b)
......... 630 607,649
GS Mortgage Securities Trust, Series 2012-
GCJ9, Class C, 4.45%, 11/10/45
(a)(b)
.... 200 199,205
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 3.97%,
05/15/38
(a)(b)
.................... 100 97,424
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
.... 526 413,797
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 4.19%, 10/15/33 ... USD 1,400 $ 1,343,696
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 5.59%, 10/15/33 ... 400 375,770
Series 2020-MKST, Class B, (LIBOR USD 1
Month + 1.05%), 3.87%, 12/15/36 ... 986 937,262
KKR Industrial Portfolio Trust, Series 2021-
KDIP, Class B, (LIBOR USD 1 Month +
0.80%), 3.62%, 12/15/37
(a)(b)
......... 105 99,998
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (1 Month CME
Term SOFR + 1.07%), 3.92%, 12/15/34
(a)(b)
250 246,607
Morgan Stanley Capital I Trust
(b)
Series 2018-H3, Class B, 4.62%, 07/15/51 533 482,587
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 3.72%, 07/15/35
(a)
.. 1,480 1,447,481
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 4.02%, 05/15/31
(a)(b)
... 2,180 2,069,534
21,667,439
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(b)
Arbor Multifamily Mortgage Securities Trust
(a)
Series 2020-MF1, Class XA, 1.08%,
05/15/53 .................... 996 52,087
Series 2021-MF3, Class XA, 0.85%,
10/15/54 .................... 1,462 62,569
BANK
Series 2020-BN29, Class XA, 1.45%,
11/15/53 .................... 2,748 209,176
Series 2021-BN33, Class XA, 1.17%,
05/15/64 .................... 9,643 581,589
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.73%,
10/15/53 .................... 11,010 875,935
Series 2020-B21, Class XA, 1.57%,
12/17/53 .................... 2,721 214,715
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.72%,
11/15/51 .................... 3,010 79,422
Series 2019-C16, Class XA, 1.71%,
06/15/52 .................... 10,142 778,331
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.61%, 10/15/52 ...... 7,592 550,126
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class XA, 1.67%,
04/15/54 ...................... 2,473 212,268
3,616,218
Total Non-Agency Mortgage-Backed Securities — 5.3%
(Cost: $27,286,951) .............................. 25,283,657
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 797 769,046
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46 ................. 500 434,255
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.76%, 07/20/39
(b)
............. 626 652,746
1,856,047

BlackRock Impact Mortgage Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.9%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series KSG4, Class A2, 3.40%, 08/25/32
(b)
USD 5,000 $ 4,552,963
Interest Only Collateralized Mortgage Obligations — 1.5%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 1,490 328,745
Series 2020-32, Class PI, 4.00%, 05/25/50 1,539 339,695
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 1,731 265,461
Series 2020-146, Class DI, 2.50%, 10/20/50 2,494 368,739
Series 2020-149, Class IA, 2.50%, 10/20/50 16,134 2,246,542
Series 2020-162, Class TI, 2.50%, 10/20/50 4,302 554,364
Series 2020-175, Class DI, 2.50%, 11/20/50 835 117,923
Series 2020-185, Class MI, 2.50%, 12/20/50 3,004 410,415
Series 2021-159, Class IH, 3.00%, 09/20/51 8,712 1,175,440
Series 2022-127, Class IA, 3.50%, 03/20/52 7,178 1,252,410
7,059,734
Interest Only Commercial Mortgage-Backed Securities — 0.6%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K105, Class X1, 1.64%, 01/25/30 . 9,006 770,459
Series K110, Class X1, 1.81%, 04/25/30 . 793 75,389
Series K116, Class X1, 1.53%, 07/25/30 . 1,406 115,886
Series K119, Class X1, 1.03%, 09/25/30 . 2,358 132,281
Series K120, Class X1, 1.13%, 10/25/30 . 11,375 704,252
Series K122, Class X1, 0.97%, 11/25/30 . 3,427 184,518
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58 .......... 3,253 457,611
Government National Mortgage Association
Variable Rate Notes
Series 2005-9, 0.30%, 01/16/45 ....... 775 6
Series 2005-50, 0.34%, 06/16/45 ...... 1,433 7,573
Series 2006-30, 2.73%, 05/16/46 ...... 283 19
Series 2016-22, 0.72%, 11/16/55 ...... 13,235 340,752
Series 2016-151, 0.85%, 06/16/58 ..... 4,323 171,108
Series 2017-30, 0.58%, 08/16/58 ...... 2,377 68,694
Series 2017-61, 0.77%, 05/16/59 ...... 1,998 82,351
3,110,899
Mortgage-Backed Securities — 184.4%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 953 885,083
3.00%, 09/01/27 - 12/01/46 .......... 1,674 1,537,923
3.50%, 04/01/42 - 01/01/48 .......... 1,344 1,242,557
4.00%, 08/01/40 - 12/01/45 .......... 1,222 1,162,784
4.50%, 02/01/39 - 08/01/48 .......... 1,491 1,453,211
5.00%, 04/01/36 - 11/01/48 .......... 628 632,844
5.50%, 06/01/41 ................. 546 564,972
Federal National Mortgage Association
3.50%, 11/01/46 ................. 901 821,885
4.00%, 01/01/41 ................. 27 25,704
Government National Mortgage Association
2.00%, 08/20/50 - 04/20/51 .......... 11,959 9,987,066
2.00%, 10/15/52
(d)
................ 19,828 16,508,609
2.50%, 02/20/51 - 01/20/52 .......... 26,232 22,419,276
2.50%, 10/15/52
(d)
................ 2,385 2,049,090
3.00%, 02/15/45 - 12/20/51 .......... 30,122 26,898,100
3.00%, 10/15/52
(d)
................ 3,181 2,810,836
3.50%, 01/20/41 - 02/20/52 .......... 59,094 53,924,463
3.50%, 10/15/52
(d)
................ 1,835 1,668,918
4.00%, 04/20/39 - 01/20/52 .......... 32,758 30,653,936
4.00%, 10/15/52
(d)
................ 2,195 2,049,667
4.50%, 12/20/39 - 08/20/50 .......... 4,591 4,448,279
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 10/15/52
(d)
................ USD 104 $ 99,543
5.00%, 12/15/38 - 06/20/52 .......... 5,211 5,205,251
5.50%, 09/20/52 ................. 1,687 1,737,862
7.00%, 06/15/23 - 11/15/23 .......... —
(e)
6
Uniform Mortgage-Backed Securities
1.50%, 10/25/37
(d)
................ 2,971 2,547,284
1.50%, 11/01/41 - 03/01/51 .......... 11,786 9,306,224
2.00%, 10/01/31 - 03/01/52 .......... 50,594 41,334,260
2.00%, 10/25/37 - 10/25/52
(d)
......... 93,082 75,857,501
2.50%, 04/01/30 - 03/01/52 .......... 15,188 13,359,928
2.50%, 10/25/52 - 11/25/52
(d)
......... 165,058 138,313,387
3.00%, 04/01/28 - 08/01/52 .......... 37,777 33,450,968
3.00%, 10/25/52 - 11/25/52
(d)
......... 38,710 33,676,965
3.50%, 11/01/28 - 07/01/52 .......... 16,238 14,924,284
3.50%, 08/01/52
(f)
................ 27,409 24,709,609
4.00%, 09/01/33 - 08/01/52 .......... 34,857 32,602,567
4.00%, 08/01/52
(g)
................ 51,477 47,821,381
4.00%, 10/25/52
(d)
................ 75,122 69,702,443
4.50%, 02/01/25 - 07/01/48 .......... 3,247 3,174,424
4.50%, 07/01/52 - 08/01/52
(g)
......... 62,213 59,800,438
4.50%, 08/01/52 - 09/01/52
(f)
......... 45,272 43,277,872
4.50%, 10/25/52 - 11/25/52
(d)
......... 7,307 6,955,152
5.00%, 11/01/32 - 08/01/52 .......... 48,161 47,043,602
5.00%, 10/25/52
(d)
................ 2,452 2,388,414
5.50%, 02/01/35 - 04/01/41 .......... 1,697 1,741,437
6.00%, 05/01/33 - 06/01/41 .......... 1,618 1,695,963
6.50%, 05/01/40 ................. 338 355,172
892,827,140
Total U.S. Government Sponsored Agency Securities — 187.8%
(Cost: $975,443,818) ............................. 909,406,783
Total Long-Term Investments — 193.1%
(Cost: $1,002,829,285) ........................... 934,775,893
Shares
Shares
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(h)( i )
................. 4,244,707 4,244,707
Total Short-Term Securities — 0.9%
(Cost: $4,244,707) .............................. 4,244,707
Total Options Purchased — 0.0%
(Cost: $188,345) ................................ 188,791
Total Investments Before Options Written and TBA Sale
Commitments — 194.0%
(Cost: $1,007,262,337 ) ........................... 939,209,391
Total Options Written — (0.9)%
(Premium Received — $(2,320,839)) .................. (4,132,497)
Par (000)
Pa r (000)
TBA Sale Commitments
(d)
Mortgage-Backed Securities — (84.9)%
Government National Mortgage Association
2.00% ,  10/15/52 ................. (1,083) (901,682)
2.50% ,  10/15/52 ................. (1,166) (1,001,735)
3.00% ,  10/15/52 ................. (5,576) (4,927,505)
3.50% ,  10/15/52 ................. (3,441) (3,129,996)
4.00% ,  10/15/52 ................. (1,145) (1,069,189)

2022
BlackRock Annual Report to Shareholders
BlackRock Impact Mortgage Fund
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.50% ,  10/25/37 - 10/25/52 .......... USD (81,129) $ (68,204,616)
3.00% ,  10/25/37 - 11/25/52 .......... (22,001) (19,234,279)
3.50% ,  10/25/37 - 10/25/52 .......... (42,669) (38,444,848)
1.50% ,  10/25/52 ................. (786) (602,656)
2.00% ,  10/25/52 ................. (39,067) (31,622,963)
4.00% ,  10/25/52 - 11/25/52 .......... (148,058) (137,306,959)
4.50% ,  10/25/52 ................. (80,807) (76,974,981)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00% ,  10/25/52 ................. USD (28,307) $ (27,572,931)
Total TBA Sale Commitments — (84.9)%
(Proceeds: $(429,968,250)) ........................ (410,994,340)
Total Investments Net of Options Written and TBA Sale
Commitments — 108.2%
(Cost: $574,973,248 ) ............................. 524,082,554
Liabilities in Excess of Other Assets — (8.2)% ............ (39,882,690)
Net Assets — 100.0% .............................. $ 484,199,864
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Represents or includes a TBA transaction.
(e)
Rounds to less than 1,000.
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)
Annualized 7-day yield as of period end.
(i)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 47,493,852 $ — $ (43,249,145)
(a)
$ — $ — $ 4,244,707 4,244,707 $ 76,574 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
BofA Securities , Inc. ..... 2.90% 09/12/22 10/13/22   $ 29,061,734 $ 29,101,532
U.S. Government Sponsored
Agency Securities Up to 30 days
BofA Securities , Inc. ..... 2.90 09/12/22 10/13/22   48,501,164 48,567,584
U.S. Government Sponsored
Agency Securities Up to 30 days
BofA Securities , Inc. ..... 2.90 09/12/22 10/13/22   31,389,195 31,432,181
U.S. Government Sponsored
Agency Securities Up to 30 days
$ 108,952,093 $ 109,101,297

BlackRock Impact Mortgage Fund
Schedules of Investments
29
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 262 12/20/22 $ 33,151 $ (2,183,440)
U.S. Treasury Ultra Bond .................................................... 1 12/20/22 137 (6,278)
U.S. Treasury 2 Year Note .................................................... 32 12/30/22 6,570 11,811
(2,177,907)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 298 12/20/22 33,395 (1,431)
U.S. Treasury 10 Year Ultra Note ............................................... 19 12/20/22 2,252 105,464
U.S. Treasury 5 Year Note .................................................... 502 12/30/22 53,938 1,322,307
1,426,340
$ (751,567)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 7,330,000 USD 359,924 Goldman Sachs International 11/23/22 $ 608
MXN 1,156,538 USD 56,709 HSBC Bank plc 11/23/22 175
USD 116,256 COP 509,433,000 JPMorgan Chase Bank NA 11/23/22 6,831
USD 361,077 MXN 7,330,000 HSBC Bank plc 11/23/22 545
8,159
COP 509,433,000 USD 114,355 JPMorgan Chase Bank NA 11/23/22 (4,929)
USD 56,675 MXN 1,156,538 HSBC Bank plc 11/23/22 (210)
(5,139)
$ 3,020
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.25% Semi-Annual
Goldman Sachs
International 09/23/24 3.25 % USD 318 $ 14,556
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 09/23/24 3.28 USD 1,219 57,537
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.14% Semi-Annual BNP Paribas SA 09/23/25 3.14 USD 269 13,208
85,301
Put
10-Year Interest Rate Swap
(a)
3.28% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.28 USD 1,219 67,929
10-Year Interest Rate Swap
(a)
3.25% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.25 USD 318 18,122
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1 day SOFR Annual BNP Paribas SA 09/23/25 3.14 USD 269 17,439
103,490
$ 188,791

2022
BlackRock Annual Report to Shareholders
BlackRock Impact Mortgage Fund
30
Schedule of Investments
(continued)
September 30, 2022
i
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.37% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/05/22 2.37 % USD 17,500 $ —
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/28/22 1.71 USD 14,900 (9)
2-Year Interest Rate Swap
(a)
. 2.43% Semi-Annual 1 day SOFR Annual Bank of America NA 10/31/22 2.43 USD 21,300 (47)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 3,900 (8,509)
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 1 day SOFR Annual Bank of America NA 04/12/23 2.60 USD 2,300 (15,505)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 4,000 (83,770)
(107,840)
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.66% Semi-Annual Deutsche Bank AG 10/13/22 3.66 USD 18,900 (207,709)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.71% Semi-Annual Deutsche Bank AG 10/28/22 1.71 USD 14,900 (2,307,705)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.45% Semi-Annual Bank of America NA 11/04/22 3.45 USD 18,400 (286,414)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.75% Semi-Annual Bank of America NA 11/17/22 3.75 USD 19,600 (213,384)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.17% Semi-Annual Deutsche Bank AG 12/13/22 4.17 USD 21,000 (135,415)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 3,900 (469,632)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.60% Semi-Annual Bank of America NA 04/12/23 2.60 USD 2,300 (192,721)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 4,000 (211,677)
(4,024,657)
$ (4,132,497)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.13% Annual 1 day SOFR Annual N/A 06/14/24 USD 9,200 $ 138,358 $ — $ 138,358
3.58% Annual 1 day SOFR Annual N/A 09/13/24 USD 9,100 104,145 — 104,145
3.63% Annual 1 day SOFR Annual N/A 09/13/24 USD 5,600 58,741 — 58,741
4.16% Annual 1 day SOFR Annual N/A 09/23/24 USD 12,800 9,224 — 9,224
4.32% Annual 1 day SOFR Annual N/A 09/27/24 USD 12,800 (29,275) — (29,275)
2.16% Annual 1 day SOFR Annual N/A 04/01/32 USD 3,500 382,840 — 382,840
2.65% Annual 1 day SOFR Annual N/A 06/02/32 USD 5,100 366,973 — 366,973
1 day SOFR Annual 3.64% Annual N/A 09/28/32 USD 3,000 19,145 6,082 13,063
$ 1,050,151 $ 6,082 $ 1,044,069
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59%

BlackRock Impact Mortgage Fund
Schedules of Investments
31
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 6,082 $ — $ 1,073,344 $ (29,275) $ 1,050,151
Options Written ................................................... N/A N/A 1,574,065 (3,385,723) (4,132,497)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 1,439,582 $ — $ 1,439,582
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 8,159 — — 8,159
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 188,791 — 188,791
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 1,073,344 — 1,073,344
$ — $ — $ — $ 8,159 $ 2,701,717 $ — $ 2,709,876
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 2,191,149 $ — $ 2,191,149
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 5,139 — — 5,139
Options written
(b)
Options written at value ..................... — — — — 4,132,497 — 4,132,497
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 29,275 — 29,275
$ — $ — $ — $ 5,139 $ 6,352,921 $ — $ 6,358,060
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 3,033,131 $ — $ 3,033,131
Forward foreign currency exchange contracts .... — — — (341,082) — — (341,082)
Options purchased
(a)
.................... — — — (100,187) 489,323 — 389,136
Options written ........................ — — — 5,092 1,702,883 — 1,707,975
Swaps .............................. — 18,627 — — (3,868,730) (1,751,480) (5,601,583)
$ — $ 18,627 $ — $ (436,177) $ 1,356,607 $ (1,751,480) $ (812,423)

2022
BlackRock Annual Report to Shareholders
BlackRock Impact Mortgage Fund
32
Schedule of Investments
(continued)
September 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (1,088,102) $ — $ (1,088,102)
Forward foreign currency exchange contracts .... — — — (534) — — (534)
Options purchased
(b)
.................... — — — 5,993 550,828 — 556,821
Options written ........................ — — — — (2,174,753) — (2,174,753)
Swaps .............................. — (5,588) — — 1,213,490 489,882 1,697,784
$ — $ (5,588) $ — $ 5,459 $ (1,498,537) $ 489,882 $ (1,008,784)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 31,437,549
Average notional value of contracts — short ................................................................................. $ 91,442,404
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 2,982,007
Average amounts sold — in USD ........................................................................................ $ 2,264,411
Options
Average value of option contracts purchased ................................................................................ $ 45,708
Average value of option contracts written ................................................................................... $ 10,064
Average notional value of swaption contracts purchased ......................................................................... $ 33,145,600
Average notional value of swaption contracts written ........................................................................... $ 202,803,869
Credit default swaps
Average notional value — buy protection ................................................................................... $ 662,171
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 43,276,300
Average notional value — receives fixed rate ................................................................................ $ 121,316,218
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 10,098,380
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 259,046 $ 121,657
Forward foreign currency exchange contracts ................................................................. 8,159 5,139
Options
(a)(b)
........................................................................................ 188,791 4,132,497
Swaps — centrally cleared .............................................................................. 121,273 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 577,269 $ 4,259,293
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(380,319) (121,657)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 196,950 $ 4,137,636
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.

BlackRock Impact Mortgage Fund
Schedules of Investments
33
Schedule of Investments
(continued)
September 30, 2022
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
BNP Paribas SA ................................. $ 30,647 $ — $ — $ — $ 30,647
Goldman Sachs International ........................ 158,752 — — — 158,752
HSBC Bank plc .................................. 720 (210) — — 510
JPMorgan Chase Bank NA .......................... 6,831 (4,930) — — 1,901
$ 196,950 $ (5,140) $ — $ — $ 191,810
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 1,186,212 $ — $ — $ (1,152,000) $ 34,212
Deutsche Bank AG ............................... 2,946,285 — — (2,837,000) 109,285
HSBC Bank plc .................................. 210 (210) — — —
JPMorgan Chase Bank NA .......................... 4,929 (4,9 29 ) — — —
$ 4,137,636 $ (5,1 39 ) $ — $ (3,989,000) $ 143,497
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 85,453 $ — $ 85,453
Non-Agency Mortgage-Backed Securities ........................ — 24,410,723 872,934 25,283,657
U.S. Government Sponsored Agency Securities .................... — 909,406,783 — 909,406,783
Short-Term Securities
Money Market Funds ...................................... 4,244,707 — — 4,244,707
Options Purchased
Interest rate contracts ...................................... — 188,791 — 188,791
Liabilities
Investments
TBA Sale Commitments .................................... — (410,994,340) — (410,994,340)
$ 4,244,707 $ 523,097,410 $ 872,934 $ 528,215,051
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 8,159 $ — $ 8,159
Interest rate contracts ....................................... 1,439,582 1,073,344 — 2,512,926
Liabilities
Foreign currency exchange contracts ............................ — (5,139) — (5,139)
Interest rate contracts ....................................... (2,191,149) (4,161,772) — (6,352,921)
$ (751,567) $ (3,085,408) $ — $ (3,836,975)

2022
BlackRock Annual Report to Shareholders
BlackRock Impact Mortgage Fund
34
Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $109,101,297 are categorized as Level 2 within the disclosure hierarchy.

BlackRock Income Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D,
(LIBOR USD 3 Month + 3.15%), 5.66%,
04/15/34
(a)(b)
.................... USD 1,000 $ 864,898
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 1.85%), 4.56%,
07/20/34
(a)(b)
.................... 1,000 895,478
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 4.76%, 04/20/32 ... 1,000 912,340
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 5.76%, 07/20/34 ... 500 439,863
Ajax Mortgage Loan Trust
(b)
Series 2019-E, Class A, 3.00%, 09/25/59
(c)
1,083 1,065,472
Series 2019-E, Class B, 4.88%, 09/25/59
(c)
280 273,843
Series 2019-E, Class C, 0.00%, 09/25/59 597 535,750
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (LIBOR USD 3 Month +
2.25%), 4.76%, 04/15/34
(a)(b)
......... 1,000 914,701
Anchorage Capital CLO Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 3.20%),
5.66%, 10/13/30
(a)(b)
............... 1,000 921,835
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.86%, 04/25/34
(a)(d)
............... EUR 100 76,887
Apidos CLO XXIX, Series 2018-29A, Class
B, (LIBOR USD 3 Month + 1.90%), 4.68%,
07/25/30
(a)(b)
.................... USD 1,000 914,599
Ares XXXVII CLO Ltd., Series 2015-4A, Class
BR, (LIBOR USD 3 Month + 1.80%), 4.31%,
10/15/30
(a)(b)
.................... 250 231,264
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(d)
.................... EUR 260 194,860
Ballyrock CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 3.15%), 6.13%,
11/20/30
(a)(b)
.................... USD 1,000 913,865
Battalion CLO 17 Ltd.
(a)(b)
Series 2021-17A, Class C, (LIBOR USD 3
Month + 2.10%), 4.81%, 03/09/34 ... 1,000 890,942
Series 2021-17A, Class D, (LIBOR USD 3
Month + 3.25%), 5.96%, 03/09/34 ... 1,000 863,336
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (LIBOR USD
1 Month + 0.30%), 3.38%, 06/25/47
(a)
... 3,300 3,135,824
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(d)
............... EUR 100 75,505
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 4.56%, 07/15/34 ... USD 1,000 896,196
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.66%, 07/15/34 ... 1,000 877,771
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(d)
.................... EUR 100 77,777
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(d)
............... 100 77,822
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (LIBOR USD 3
Month + 1.95%), 4.69%, 10/18/30 ... USD 500 464,577
Series 2013-4A, Class CRR, (LIBOR USD 3
Month + 1.90%), 4.67%, 04/27/31 ... 1,000 927,315
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 6.23%, 04/23/29 ... 1,000 916,101
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.81%, 04/20/32 ... USD 1,250 $ 1,127,329
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class DR, (LIBOR USD 3 Month + 3.10%),
6.01%, 08/15/31
(a)(b)
............... 1,000 889,565
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 4.36%, 04/15/29
(a)(b)
......... 1,000 936,558
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 4.61%,
01/20/30
(a)(b)
.................... 763 712,261
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 4.46%,
07/15/31
(a)(b)
.................... 500 457,246
Generate CLO 9 Ltd., Series 9A, Class D,
(LIBOR USD 3 Month + 3.35%), 6.06%,
10/20/34
(a)(b)
.................... 1,000 858,580
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.86%, 10/20/32
(a)(b)
... 1,000 881,464
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class C, (LIBOR USD 3 Month +
2.05%), 4.76%, 07/20/34
(a)(b)
......... 1,000 905,313
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 4.11%, 12/15/34 .. GBP 100 90,756
Series B2,  (Sterling Overnight Index
Average + 2.20%), 4.39%, 03/15/36
(d)
. 100 83,741
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
4.89%, 07/28/31
(a)(b)
............... USD 1,000 935,000
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
5.61%, 01/20/31
(a)(b)
............... 1,000 907,481
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.39%,
04/25/34
(a)(d)
.................... EUR 100 74,623
KKR CLO 27 Ltd., Series 27A, Class DR, (3
Month CME Term SOFR + 3.25%), 5.58%,
10/15/32
(a)(b)
.................... USD 1,000 873,527
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)
..... 1,510 1,406,508
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (LIBOR USD 1
Month + 0.14%), 3.22%, 05/25/37
(a)
.... 2,445 2,169,565
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (LIBOR USD 3 Month +
2.00%), 4.76%, 04/22/29
(a)(b)
......... 1,000 928,317
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (LIBOR USD 3 Month +
2.95%), 5.46%, 07/15/34
(a)(b)
......... 1,150 1,024,607
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 4.94%, 10/17/30
(a)(b)
........ 1,000 927,251
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (LIBOR USD 3
Month + 1.95%), 4.66%, 04/20/31
(a)(b)
... 1,000 920,632
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 4.51%, 07/20/31
(a)(b)
... 1,000 922,262
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(d)
... EUR 100 75,924
OCP CLO Ltd., Series 2014-5A, Class CR,
(LIBOR USD 3 Month + 2.90%), 5.67%,
04/26/31
(a)(b)
.................... USD 1,000 859,761

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OCP Euro CLO DAC, Series 2017-2X, Class
F, (EURIBOR 3 Month + 6.40%), 6.40%,
01/15/32
(a)(d)
.................... EUR 100 $ 69,432
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 5.03%, 10/24/30
(a)(b)
........ USD 1,000 907,378
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (LIBOR USD 3 Month +
1.75%), 4.53%, 07/25/30
(a)(b)
......... 1,000 908,899
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (LIBOR USD 3 Month +
3.35%), 6.06%, 01/20/35
(a)(b)
......... 1,000 867,950
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 5.71%, 10/15/33
(a)(b)
......... 1,250 1,104,002
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
4.93%, 04/21/34
(a)(b)
............... 1,000 910,511
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
5.86%, 07/20/34
(a)(b)
............... 1,250 1,134,093
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
5.66%, 01/20/32
(a)(b)
............... 500 445,629
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(c)
.... 857 718,422
Palmer Square CLO Ltd.
(a)(b)
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 5.83%, 05/21/34 ... 1,000 884,270
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 4.91%, 11/14/34 ... 1,000 895,383
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 5.96%, 11/14/34 ... 1,000 890,151
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 5.46%, 01/15/35 ... 1,000 898,902
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.52%, 04/20/35 2,000 1,819,278
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 6.76%, 05/15/32
(a)(b)
... 1,500 1,311,615
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (LIBOR USD 3 Month + 2.15%),
4.93%, 10/25/34
(a)(b)
............... 1,000 903,979
Pikes Peak CLO 7
(a)(b)
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.20%), 5.20%, 02/25/34 ... 1,000 908,303
Series 2021-7A, Class D, (LIBOR USD 3
Month + 3.40%), 6.40%, 02/25/34 ... 1,000 872,059
PPM CLO Ltd., Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.15%), 4.66%,
07/15/31
(a)(b)
.................... 1,000 916,805
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 2,831,140
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(LIBOR USD 3 Month + 3.00%), 5.51%,
01/15/35
(a)(b)
.................... 1,000 846,055
Recette CLO Ltd., Series 2015-1A, Class DRR,
(LIBOR USD 3 Month + 3.25%), 5.96%,
04/20/34
(a)(b)
.................... 500 428,573
Regata XII Funding Ltd., Series 2019-1A, Class
DR, (LIBOR USD 3 Month + 3.10%), 5.61%,
10/15/32
(a)(b)
.................... 1,000 889,473
Regatta VII Funding Ltd., Series 2016-1A,
Class DR2, (LIBOR USD 3 Month + 3.05%),
6.58%, 06/20/34
(a)(b)
............... 1,500 1,336,129
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XVI Funding Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month + 2.70%),
5.21%, 01/15/33
(a)(b)
............... USD 1,000 $ 937,391
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (LIBOR USD 3 Month + 3.05%),
5.76%, 01/20/35
(a)(b)
............... 1,000 903,298
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(LIBOR USD 3 Month + 3.25%), 5.99%,
01/18/34
(a)(b)
.................... 1,000 883,906
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 2.10%), 4.81%, 04/20/34 ... 1,000 900,788
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 4.91%, 10/20/31 ... 500 464,889
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.00%), 4.71%, 07/20/34 ... 1,000 897,769
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 4.81%, 07/20/34 ... 1,000 895,366
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 5.96%, 07/20/34 ... 1,000 874,848
Rockford Tower Europe CLO DAC, Series
2021-1X, Class E, (EURIBOR 3 Month +
5.96%), 6.01%, 04/20/34
(a)(d)
......... EUR 100 77,154
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (LIBOR USD 3 Month + 2.30%),
5.08%, 04/25/34
(a)(b)
............... USD 1,000 907,550
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.99%, 07/25/35
(a)(d)
............... EUR 200 149,787
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (LIBOR USD 3 Month + 1.95%),
4.66%, 07/20/32
(a)(b)
............... USD 1,000 912,780
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
6.49%, 01/16/32
(a)(b)
............... 1,750 1,564,241
TCW CLO Ltd., Series 2020-1A, Class DRR,
(LIBOR USD 3 Month + 3.40%), 6.11%,
04/20/34
(a)(b)
.................... 1,250 1,068,591
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 4.86%, 10/20/31 ... 600 560,709
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 5.76%, 10/20/31 ... 1,050 965,250
TICP CLO XV Ltd., Series 2020-15A, Class
C, (LIBOR USD 3 Month + 2.15%), 4.86%,
04/20/33
(a)(b)
.................... 1,000 919,507
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 1.80%), 4.51%,
07/20/30
(a)(b)
.................... 500 454,641
Total Asset-Backed Securities — 4.2%
(Cost: $82,872,063) .............................. 75,363,988
Shares
Shares
Common Stocks
Building Products — 0.0%
AZEK Co., Inc. (The)
(e)
............... 234 3,889
Chemicals — 0.0%
Diversey Holdings Ltd.
(e)
.............. 18,605 90,420
Element Solutions, Inc. ............... 10,175 165,547
255,967

BlackRock Income Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Shares
Shares Value
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(e)(f)
.............. 1,227 $ 150
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
.......... 48,333 21,750
Electrical Equipment — 0.0%
Ardagh Metal Packaging SA, (Acquired
08/02/21, cost $276,327)
(e)(g)
......... 28,101 130,670
Hotels, Restaurants & Leisure — 0.0%
NEW Top YK
(e)(f)
.................... 3,743 —
IT Services — 0.0%
(e)
Block, Inc., Class A ................. 648 35,634
Twilio, Inc., Class A ................. 322 22,263
57,897
Life Sciences Tools & Services — 0.0%
Syneos Health, Inc.
(e)
................ 3,818 180,019
Machinery — 0.0%
Ameriforge Group, Inc.
(e)
.............. 283 141
Marine — 0.0%
Project Investor Holdings LLC, (Acquired
02/12/19, cost $ — )
(e)(f)(g)
............ 1,227 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(e)
.... 25,726 35,245
Metals & Mining — 0.0%
Constellium SE, Class A
(e)
............. 16,329 165,576
Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc. ................ 574 95,232
Chesapeake Energy Corp. ............ 1,748 164,679
Energy Transfer LP ................. 7,429 81,942
341,853
Professional Services — 0.0%
NMG, Inc.
(e)
....................... 1,905 322,263
Software — 0.0%
(e)
Avaya Holdings Corp. ................ 12 19
Informatica, Inc., Class A .............. 7,823 157,008
157,027
Total Common Stocks — 0.1%
(Cost: $2,140,192) .............................. 1,672,447
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. USD 513 498,836
7.13%, 06/15/26 ................. 2,149 1,970,998
7.88%, 04/15/27 ................. 184 169,280
6.00%, 02/15/28 ................. 875 732,090
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 13 11,354
4.13%, 04/15/29 ................. 792 685,104
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
31 29,136
Rolls-Royce plc
(b)
3.63%, 10/14/25 ................. 499 426,485
5.75%, 10/15/27 ................. 1,525 1,324,844
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 60 56,700
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.50%, 04/15/25 ................. USD 24 $ 22,614
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 1,109 1,124,759
6.25%, 03/15/26
(b)
................ 5,569 5,401,930
6.38%, 06/15/26 ................. 135 127,543
4.63%, 01/15/29 ................. 1,135 913,709
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 169 166,953
13,662,335
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
......... 744 638,910
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 69 65,032
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 404 421,913
5.50%, 04/20/26 ................. 1,757 1,650,331
5.75%, 04/20/29 ................. 1,416 1,235,460
Cathay Pacific MTN Financing HK Ltd., 4.88%,
08/17/26
(d)
.................... 200 181,000
Delta Air Lines, Inc.
(b)
7.00%, 05/01/25 ................. 571 574,684
4.75%, 10/20/28 ................. 4 3,352
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 599 528,312
International Consolidated Airlines Group SA,
2.75%, 03/25/25
(d)
............... EUR 100 81,526
Korean Air Lines Co. Ltd., 4.75%, 09/23/25
(d)
USD 200 198,858
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
2,021 1,977,772
Singapore Airlines Ltd., 3.00%, 07/20/26
(d)
.. 400 370,340
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
49 48,825
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 40 37,172
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 777 693,473
4.63%, 04/15/29 ................. 896 741,386
9,448,346
Auto Components — 0.7%
Allison Transmission, Inc., 5.88%, 06/01/29
(b)
65 58,825
Aptiv plc, 4.15%, 05/01/52 ........... 5,200 3,502,036
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 216 211,513
6.25%, 05/15/26 ................. 2,351 2,245,205
8.50%, 05/15/27 ................. 5,218 4,980,529
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 148 130,243
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 140 100,947
Faurecia SE, 3.75%, 06/15/28
(d)
........ EUR 100 74,116
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ..................... USD 241 196,740
Grupo Antolin-Irausa SA, 3.38%, 04/30/26
(d)
. EUR 100 73,504
Icahn Enterprises LP
6.25%, 05/15/26 ................. USD 10 9,346
5.25%, 05/15/27 ................. 1,233 1,079,504
4.38%, 02/01/29 ................. 656 528,001
ZF Europe Finance BV, 2.00%, 02/23/26
(d)
.. EUR 100 81,561
13,272,070
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. USD 30 27,531
3.25%, 02/12/32 ................. 752 541,688
6.10%, 08/19/32 ................. 108 95,213
5.29%, 12/08/46 ................. 75 52,875
Hyundai Capital America, 2.38%, 10/15/27
(d)
300 250,447
Jaguar Land Rover Automotive plc, 4.50%,
01/15/26
(d)
.................... EUR 100 76,326
Kia Corp., 1.75%, 10/16/26
(d)
.......... USD 1,000 864,450

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Automobiles (continued)
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.. USD 4,175 $ 3,382,494
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(d)
......... EUR 200 166,093
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... USD 16 12,025
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
. 200 167,600
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
90 83,250
5,719,992
Banks — 8.7%
Abu Dhabi Commercial Bank PJSC
(d)
3.50%, 03/31/27 ................. 500 463,125
4.50%, 09/14/27 ................. 275 265,925
Arab National Bank, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.97%), 3.33%, 10/28/30
(a)(d)
......... 200 185,725
Axis Bank Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.32%),
4.10%
(a)(d)(h)
................... 300 247,125
Banco de Credito del Peru SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.45%), 3.25%, 09/30/31
(a)(d)
.... 679 573,246
Banco de Credito e Inversiones SA, 3.50%,
10/12/27
(d)
.................... 1,205 1,086,609
Banco General SA, 4.13%, 08/07/27
(d)
.... 1,179 1,086,375
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa
(d)
4.13%, 06/06/24 ................. 653 631,084
4.38%, 04/11/27 ................. 170 157,813
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(d)
............... 1,248 1,121,874
Banco Nacional de Comercio Exterior SNC,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%), 2.72%,
08/11/31
(a)(b)
................... 810 694,980
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.73%), 5.00%
(a)(d)(h)
.............. 497 438,540
Bank Hapoalim BM, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.16%), 3.26%, 01/21/32
(a)(b)(d)
........ 670 549,400
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(d)
...... 1,280 1,088,800
Bank of America Corp.
(a)
(SOFR 6 Month + 1.33%), 3.38%, 04/02/26 6,200 5,856,622
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30 .................... 850 716,392
(SOFR 6 Month + 1.83%), 4.57%, 04/27/33 17,895 16,028,311
(SOFR 6 Month + 2.16%), 5.02%, 07/22/33 15,164 14,066,922
Bank of China Ltd.
(d)
3.13%, 04/17/24 ................. 200 195,762
1.00%, 11/02/24 ................. 500 462,594
1.40%, 04/28/26 ................. 500 448,275
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(d)(h)
... 572 546,260
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 1.40%), 2.30%, 07/08/31
(a)
(d)
......................... 400 354,916
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.26%), 5.88%
(a)(d)(h)
......... 327 295,935
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays plc
(a)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38% ...................... USD 390 $ 240,357
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00% ...................... 8,115 7,102,248
BBVA Bancomer SA, 4.38%, 04/10/24
(d)
... 650 635,497
BDO Unibank, Inc., 2.13%, 01/13/26
(d)
.... 400 361,000
China Construction Bank Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.15%), 2.45%, 06/24/30
(a)(d)
.... 400 371,936
China Merchants Bank Co. Ltd., (LIBOR USD 3
Month + 0.85%), 4.49%, 09/25/23
(a)(d)
... 300 300,396
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(h)
............. 250 240,281
Citigroup, Inc., 4.30%, 11/20/26 ........ 500 473,094
Credit Agricole SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.24%), 4.75%
(a)(b)(h)
.............. 14,025 9,664,066
DBS Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.92%), 3.30%
(a)(d)(h)
............. 500 451,250
Doha Finance Ltd., 2.38%, 03/31/26
(d)
.... 200 177,940
Hana Bank, 3.25%, 03/30/27
(d)
......... 300 276,337
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(h)
.............. 350 285,250
HSBC Holdings plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.65%), 4.60%
(a)(h)
............... 200 138,698
Industrial & Commercial Bank of China Ltd.,
1.20%, 07/20/25
(d)
............... 500 455,545
ING Groep NV, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.86%),
3.88%
(a)(h)
.................... 7,402 4,810,190
JPMorgan Chase & Co.
3.63%, 12/01/27 ................. 300 271,871
(SOFR 6 Month + 2.08%), 4.91%,
07/25/33
(a)
................... 18,266 16,844,092
(SOFR 6 Month + 2.58%), 5.72%,
09/14/33
(a)
................... 19,020 17,986,159
Series W, (LIBOR USD 3 Month + 1.00%),
3.91%, 05/15/47
(a)
.............. 1,000 789,000
Kasikornbank PCL
(a)(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.00%
(h)
..................... 300 235,875
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 200 172,100
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26
(d)
300 258,744
Kookmin Bank, 1.75%, 05/04/25
(d)
....... 1,100 1,013,243
MAR Sukuk Ltd., 2.21%, 09/02/25
(d)
...... 300 276,225
Mizrahi Tefahot Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.25%), 3.08%, 04/07/31
(a)(b)(d)
...... 1,297 1,087,859
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.51%), 6.50%
(a)(d)(h)
......... 250 235,516
National Australia Bank Ltd., 2.33%, 08/21/30
(d)
250 186,147
Norinchukin Bank (The)
(d)
4.87%, 09/14/27 ................. 400 391,629
5.07%, 09/14/32 ................. 400 383,636

BlackRock Income Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
QNB Finance Ltd.
(d)
2.63%, 05/12/25 ................. USD 600 $ 561,488
2.75%, 02/12/27 ................. 1,231 1,108,900
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.88%
(a)(d)(h)
... 200 167,250
Shizuoka Bank Ltd. (The), (LIBOR USD 3
Month - 0.50%), 2.28%, 01/25/23
(a)(d)(i)
... 100 98,730
SNB Funding Ltd., 2.75%, 10/02/24
(d)
..... 500 474,937
Sumitomo Mitsui Trust Bank Ltd., 4.80%,
09/15/25
(d)
.................... 350 344,799
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(h)
............. 200 178,475
United Overseas Bank Ltd., 3.06%, 04/07/25
(d)
700 669,095
Wells Fargo & Co.
(SOFR 6 Month + 1.51%), 3.53%,
03/24/28
(a)
................... 8,340 7,553,682
(SOFR 6 Month + 2.10%), 4.90%,
07/25/33
(a)
................... 22,863 21,078,169
5.38%, 11/02/43 ................. 500 432,908
(SOFR 6 Month + 2.13%), 4.61%,
04/25/53
(a)
................... 8,475 6,885,418
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(d)(h)
................... 200 186,850
153,419,492
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/48 ................. 750 621,102
4.44%, 10/06/48 ................. 2,225 1,804,973
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 1,172 1,002,060
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
1,826 1,358,430
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 341,130
5,127,695
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 164 150,821
6.38%, 06/15/30 ................. 977 946,566
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 75 61,815
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... 73 68,620
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 67 59,264
3.50%, 02/15/30 ................. 81 61,925
National Central Cooling Co. PJSC, 2.50%,
10/21/27
(d)
.................... 674 572,394
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
.................... 101 83,479
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
1,098 892,389
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 268 237,156
4.75%, 01/15/28 ................. 2 1,690
4.38%, 07/15/30 ................. 638 488,070
3.38%, 01/15/31 ................. 11 7,736
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 89 78,320
3,710,245
Capital Markets — 2.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 88 82,720
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
105 87,877
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(d)
............... 200 160,038
Security
Par (000)
Par (000) Value
Capital Markets (continued)
CICC Hong Kong Finance 2016 MTN Ltd.,
1.75%, 08/10/23
(d)
............... USD 285 $ 277,268
Cindai Capital Ltd., 0.00%, 02/08/23
(d)(i)(j)
... 900 882,006
Codere New Holdco SA, 7.50%, 11/30/27 .. EUR 104 56,299
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 30 23,542
Credit Suisse Group AG
(a)(b)
(SOFR 6 Month + 1.56%), 2.59%, 09/11/25 1,500 1,364,652
(SOFR 6 Month + 1.73%), 3.09%, 05/14/32 2,610 1,832,318
Deutsche Bank AG, (EURIBOR Swap Rate 5
Year + 3.30%), 4.00%, 06/24/32
(a)(d)
.... EUR 100 83,093
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... USD 250 226,922
Dua Capital Ltd., 2.78%, 05/11/31
(d)
...... 400 307,236
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
.................... 200 155,725
Huarong Finance 2019 Co. Ltd.
(d)
2.50%, 02/24/23 ................. 214 209,720
(LIBOR USD 3 Month + 1.13%), 4.10%,
02/24/23
(a)
................... 200 196,750
3.75%, 05/29/24 ................. 200 181,480
Huarong Finance Co. Ltd.
(d)
3.88%, 11/13/29 ................. 800 546,900
3.38%, 02/24/30 ................. 758 492,368
Morgan Stanley
(a)
(SOFR 6 Month + 0.88%), 1.59%, 05/04/27 4,373 3,778,647
(SOFR 6 Month + 2.08%), 4.89%, 07/20/33 25,075 23,233,557
MSCI, Inc.
(b)
3.63%, 09/01/30 ................. 922 758,619
3.88%, 02/15/31 ................. 40 33,678
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 126 118,541
7.75%, 09/16/27
(b)
................ 228 224,538
Sherwood Financing plc, 4.50%, 11/15/26
(d)
. EUR 100 74,427
Sun Hung Kai & Co. BVI Ltd., 5.75%,
11/15/24
(d)
.................... USD 300 284,963
SURA Asset Management SA
(d)
4.88%, 04/17/24 ................. 400 388,700
4.88%, 04/17/24 ................. 1,318 1,280,767
Temasek Financial I Ltd., 2.38%, 08/02/41
(d)
. 1,400 1,005,550
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 1.55%),
4.49%, 05/12/26
(a)(b)
.............. 5,085 4,900,890
Xi Yang Overseas Ltd., 4.30%, 06/05/24
(d)
.. 200 197,162
43,446,953
Chemicals — 1.0%
Alpek SAB de CV, 3.25%, 02/25/31
(d)
..... 708 521,619
Ashland LLC, 3.38%, 09/01/31
(b)
........ 155 119,802
Avient Corp., 7.13%, 08/01/30
(b)
........ 863 796,489
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 920 819,570
3.38%, 02/15/29 ................. 939 736,129
Bluestar Finance Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 3
Year + 5.63%), 3.10%
(a)(d)(h)
......... 500 472,500
Braskem Netherlands Finance BV
(d)
4.50%, 01/10/28 ................. 267 225,268
5.88%, 01/31/50 ................. 529 369,506
Celanese US Holdings LLC, 6.17%, 07/15/27 100 94,640
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 41 33,535
CNAC HK Finbridge Co. Ltd.
(d)
2.00%, 09/22/25 ................. 400 360,648
3.88%, 06/19/29 ................. 500 436,735
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 1,194 830,809
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 2,700 2,174,040

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
USD 1,323 $ 1,116,116
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 875 706,339
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 791 727,720
GC Treasury Center Co. Ltd., 4.40%,
03/30/32
(d)
.................... 600 514,557
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 128 129,760
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 160,000
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 107 88,810
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
295 233,050
LG Chem Ltd., 2.38%, 07/07/31
(d)
....... 700 545,097
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
633 550,917
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 127 119,332
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(d)
.................... 1,147 829,281
Pearl Holding II Ltd., 6.00%, (6.00% Cash or
14.00% PIK),
(a)(d)(h)(k)
.............. 477 13,293
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
... 380 135,850
SABIC Capital I BV, 2.15%, 09/14/30
(d)
.... 200 160,037
SCIL IV LLC, 5.38%, 11/01/26
(b)
........ 512 395,520
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 67 47,168
4.38%, 02/01/32 ................. 29 20,625
Sociedad Quimica y Minera de Chile SA,
4.25%, 05/07/29
(d)
............... 824 760,552
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
2,906 2,179,500
17,424,814
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The)
(b)
4.13%, 08/01/29 ................. 10 8,300
4.88%, 07/15/32 ................. 15 12,097
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 1,203 1,072,174
9.75%, 07/15/27 ................. 1,789 1,470,524
4.63%, 06/01/28 ................. 2,218 1,674,590
6.00%, 06/01/29 ................. 1,047 675,706
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 145 114,913
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 75 70,063
5.75%, 07/15/29 ................. 684 540,753
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 568 556,640
5.00%, 02/01/28 ................. 869 774,027
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 53,004
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
.... 215 195,983
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 496 400,897
5.00%, 09/01/30 ................. 21 16,459
Garda World Security Corp., 4.63%, 02/15/27
(b)
49 42,017
GFL Environmental, Inc.
(b)
3.75%, 08/01/25 ................. 103 94,245
5.13%, 12/15/26 ................. 462 430,235
4.00%, 08/01/28 ................. 1,714 1,428,585
4.75%, 06/15/29 ................. 118 99,415
4.38%, 08/15/29 ................. 127 105,890
GLP China Holdings Ltd., 4.97%, 02/26/24
(d)
300 273,000
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 99 90,337
Intrum AB, 4.88%, 08/15/25
(d)
......... EUR 107 92,401
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 102 87,346
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 81 56,421
Nielsen Finance LLC, 5.63%, 10/01/28
(b)
... 270 267,982
NongHyup Bank, 4.00%, 01/06/26
(d)
..... 250 242,228
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 123 118,695
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.25%, 01/15/28 ................. USD 462 $ 394,258
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 26 21,531
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 1,150 1,010,309
12,491,025
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 188 93,530
Ciena Corp., 4.00%, 01/31/30
(b)
........ 77 64,295
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 1,418 1,259,822
CommScope, Inc.
(b)
8.25%, 03/01/27 ................. 32 26,440
4.75%, 09/01/29 ................. 907 739,804
Nokia OYJ
4.38%, 06/12/27 ................. 11 9,914
6.63%, 05/15/39 ................. 79 73,239
Viasat, Inc.
(b)
5.63%, 04/15/27 ................. 50 41,598
6.50%, 07/15/28 ................. 212 140,980
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 459 367,237
Xiaomi Best Time International Ltd., 4.10%,
07/14/51
(d)
.................... 200 113,544
2,930,403
Construction & Engineering — 0.1%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 486 413,100
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 81,739
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(d)
............... 200 162,537
Hongkong International Qingdao Co. Ltd.,
3.99%, 04/27/23
(d)
............... 200 197,663
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 184 160,606
1,015,645
Construction Materials — 0.1%
Inversiones CMPC SA
4.75%, 09/15/24
(d)
................ 600 582,863
3.85%, 01/13/30
(d)
................ 593 478,588
3.00%, 04/06/31
(b)
................ 525 388,434
1,449,885
Consumer Finance — 0.6%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 400 419,343
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(h)
.............. 276 212,707
BOC Aviation USA Corp., 1.63%, 04/29/24
(d)
1,200 1,131,864
CCBL Cayman 1 Corp. Ltd., 3.50%, 05/16/24
(d)
800 779,768
Ford Motor Credit Co. LLC
4.69%, 06/09/25 ................. 2,385 2,213,269
3.38%, 11/13/25 ................. 200 176,701
4.39%, 01/08/26 ................. 700 633,575
4.95%, 05/28/27 ................. 200 178,556
3.82%, 11/02/27 ................. 200 168,000
3.63%, 06/17/31 ................. 900 668,655
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
...... 139 104,065
ICBCIL Finance Co. Ltd.
(d)
3.13%, 11/15/22 ................. 800 797,400
(LIBOR USD 3 Month + 1.05%), 4.03%,
11/20/24
(a)
................... 700 694,881
Navient Corp.
7.25%, 09/25/23 ................. 42 41,837
6.13%, 03/25/24 ................. 523 509,271
5.88%, 10/25/24 ................. 13 12,319
OneMain Finance Corp.
6.88%, 03/15/25 ................. 716 672,933
7.13%, 03/15/26 ................. 160 144,224

BlackRock Income Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.38%, 11/15/29 ................. USD 36 $ 27,900
4.00%, 09/15/30 ................. 709 497,512
SLM Corp., 3.13%, 11/02/26 .......... 126 104,299
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
120 98,100
10,287,179
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 881 603,235
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 605 569,731
3.25%, 09/01/28 ................. 969 790,665
4.00%, 09/01/29 ................. 2,507 1,836,009
Ardagh Packaging Finance plc, 5.25%,
08/15/27
(b)
.................... 200 125,146
Ball Corp.
2.88%, 08/15/30 ................. 40 30,698
3.13%, 09/15/31 ................. 523 394,211
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 882 802,567
8.75%, 04/15/30 ................. 814 673,203
Crown Americas LLC, 4.75%, 02/01/26 ... 75 69,854
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 23 21,057
3.50%, 03/01/29 ................. 113 92,956
LABL, Inc., 5.88%, 11/01/28
(b)
......... 527 426,817
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 108 102,600
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 77 66,632
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 36 31,932
Trivium Packaging Finance BV
(b)(c)
5.50%, 08/15/26 ................. 942 842,496
8.50%, 08/15/27 ................. 1,742 1,537,859
9,017,668
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 2 1,750
3.88%, 11/15/29 ................. 58 45,432
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 104 90,180
Resideo Funding, Inc., 4.00%, 09/01/29 ... 21 16,925
154,287
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 46,545
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 78 60,840
Service Corp. International, 4.00%, 05/15/31 325 261,362
Sotheby's
(b)
7.38%, 10/15/27 ................. 1,668 1,532,041
5.88%, 06/01/29 ................. 608 502,281
2,403,069
Diversified Financial Services — 0.6%
China Cinda 2020 I Management Ltd.
(d)
3.25%, 01/28/27 ................. 600 521,982
3.00%, 01/20/31 ................. 271 198,050
CITIC Securities Finance MTN Co. Ltd., 1.75%,
06/03/23
(d)
.................... 200 195,860
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 931 686,613
JIC Zhixin Ltd., 1.50%, 08/27/25
(d)
....... 700 630,315
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 87 71,813
ORIX Corp., 5.00%, 09/13/27 ......... 800 777,278
Petronas Capital Ltd.
(d)
3.50%, 03/18/25 ................. 500 486,355
2.48%, 01/28/32 ................. 1,150 934,030
REC Ltd., 5.25%, 11/13/23
(d)
.......... 800 796,900
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. USD 87 $ 83,295
7.38%, 09/01/25 ................. 646 578,577
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 925 843,484
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 2,841 2,741,565
Vertex Capital Investment Ltd., 4.75%,
04/03/24
(d)
.................... 200 196,850
9,742,967
Diversified Telecommunication Services — 2.4%
Altice France Holding SA, 10.50%, 05/15/27
(b)
3,232 2,531,482
Altice France SA
2.50%, 01/15/25
(d)
................ EUR 100 86,753
8.13%, 02/01/27
(b)
................ USD 360 321,750
5.50%, 01/15/28
(b)
................ 296 234,399
5.50%, 10/15/29
(b)
................ 263 197,877
CCO Holdings LLC
5.13%, 05/01/27
(b)
................ 59 53,247
5.38%, 06/01/29
(b)
................ 258 225,833
6.38%, 09/01/29
(b)
................ 445 408,554
4.75%, 03/01/30
(b)
................ 4,450 3,610,063
4.75%, 02/01/32
(b)
................ 331 257,776
4.50%, 05/01/32 ................. 42 32,032
4.50%, 06/01/33
(b)
................ 197 145,538
4.25%, 01/15/34
(b)
................ 982 702,896
Cellnex Telecom SA, 0.75%, 11/20/31
(d)(i)
... EUR 200 127,689
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... USD 366 273,585
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 9 8,066
5.00%, 05/01/28 ................. 1,945 1,669,199
6.75%, 05/01/29 ................. 198 163,350
6.00%, 01/15/30 ................. 94 73,849
8.75%, 05/15/30 ................. 917 917,587
HKT Capital No. 2 Ltd., 3.63%, 04/02/25
(d)
.. 500 479,625
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 1,085 948,724
7.00%, 10/15/28 ................. 1,229 1,052,909
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 32 26,800
4.63%, 09/15/27 ................. 88 72,827
4.25%, 07/01/28 ................. 4 3,120
3.63%, 01/15/29 ................. 20 14,808
3.75%, 07/15/29 ................. 1,558 1,141,235
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(d)
EUR 100 85,121
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... USD 58 59,134
Series Y, 7.50%, 04/01/24 .......... 25 25,750
5.13%, 12/15/26
(b)
................ 820 705,536
4.00%, 02/15/27
(b)
................ 791 664,265
4.50%, 01/15/29
(b)
................ 1,736 1,219,540
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(h)
................... 329 302,330
Ooredoo International Finance Ltd., 3.75%,
06/22/26
(d)
.................... 1,139 1,075,501
RCS & RDS SA, 2.50%, 02/05/25
(d)
...... EUR 100 85,711
Sprint Capital Corp.
6.88%, 11/15/28 ................. USD 646 663,765
8.75%, 03/15/32 ................. 2,264 2,623,410
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 183 181,856
4.13%, 06/15/29 ................. 260 257,513
Telecom Italia Capital SA, 6.38%, 11/15/33 . 773 600,953
Telecom Italia SpA, 2.75%, 04/15/25
(d)
.... EUR 100 90,161

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Tower Bersama Infrastructure Tbk. PT, 2.75%,
01/20/26
(d)
.................... USD 200 $ 171,750
Verizon Communications, Inc.
2.10%, 03/22/28 ................. 7,289 6,153,471
3.88%, 02/08/29 ................. 325 296,686
4.50%, 08/10/33 ................. 500 450,338
2.99%, 10/30/56 ................. 10,751 6,390,631
Virgin Media Secured Finance plc, 4.50%,
08/15/30
(b)
.................... 826 644,652
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 3,160 2,535,742
6.13%, 03/01/28 ................. 3,000 2,104,731
43,170,120
Electric Utilities — 0.8%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 644 507,150
China Huadian Overseas Development
Management Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.78%), 4.00%
(a)(d)(h)
............. 400 388,000
China Huaneng Group Hong Kong Treasury
Management Holding Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.65%), 3.08%
(a)(d)(h)
......... 400 372,000
Clean Renewable Power Mauritius Pte. Ltd.,
4.25%, 03/25/27
(d)
............... 358 280,008
CLP Power HK Finance Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.04%), 3.55%
(a)(d)(h)
......... 400 375,325
CLP Power Hong Kong Financing Ltd., 2.13%,
06/30/30
(d)
.................... 400 321,450
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(a)(h)
.......... 120 94,800
FirstEnergy Corp., Series B, 2.25%, 09/01/30 39 30,004
FirstEnergy Transmission LLC
(b)
5.45%, 07/15/44 ................. 1,336 1,208,213
4.55%, 04/01/49 ................. 158 123,411
Interchile SA, 4.50%, 06/30/56
(b)
........ 590 427,676
Interconexion Electrica SA ESP, 3.83%,
11/26/33
(d)
.................... 709 538,840
Korea Western Power Co. Ltd., 4.13%,
06/28/25
(d)
.................... 450 436,099
Minejesa Capital BV, 4.63%, 08/10/30
(d)
... 400 327,000
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
.................... 358 277,897
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 124 118,746
4.25%, 09/15/24 ................. 2 1,910
NRG Energy, Inc.
5.75%, 01/15/28 ................. 25 23,072
5.25%, 06/15/29
(b)
................ 14 12,250
3.63%, 02/15/31
(b)
................ 18 14,040
3.88%, 02/15/32
(b)
................ 423 329,959
Pacific Gas & Electric Co., 4.20%, 06/01/41 . 4,040 2,770,806
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 664 575,655
SPIC MTN Co. Ltd., 1.63%, 07/27/25
(d)
.... 400 362,048
Star Energy Geothermal Darajat II
4.85%, 10/14/38
(d)
................ 400 298,500
4.85%, 10/14/38
(b)
................ 1,191 888,784
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(d)
............... 206 186,046
State Grid Europe Development 2014 plc
3.13%, 04/07/25
(d)
................ 1,260 1,207,861
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
State Grid Overseas Investment BVI Ltd.,
1.13%, 09/08/26
(d)
............... USD 1,100 $ 959,552
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a)(e)(f)(l)
............ 815 —
Three Gorges Finance I Cayman Islands Ltd.,
3.15%, 06/02/26
(d)
............... 500 474,630
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 8 7,420
5.00%, 07/31/27 ................. 8 7,226
4.38%, 05/01/29 ................. 9 7,486
13,953,864
Electrical Equipment — 0.2%
(b)
Sensata Technologies BV
5.63%, 11/01/24 ................. 562 558,841
5.00%, 10/01/25 ................. 42 40,071
4.00%, 04/15/29 ................. 1,462 1,209,790
5.88%, 09/01/30 ................. 200 187,132
Vertiv Group Corp., 4.13%, 11/15/28 ..... 1,220 982,100
2,977,934
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC
3.28%, 12/01/28 ................. 20 16,691
3.25%, 02/15/29 ................. 26 21,114
Coherent Corp., 5.00%, 12/15/29
(b)
...... 1,118 924,810
Foxconn Far East Ltd., 2.50%, 10/28/30
(d)
.. 300 239,962
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
67 55,979
Zhen Ding Technology Holding Ltd., 0.00%,
06/30/25
(d)(i)(j)
.................. 400 384,000
1,642,556
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 151 135,233
6.25%, 04/01/28 ................. 1,307 1,148,846
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 931 810,081
7.50%, 01/15/28 ................. 219 178,770
Nabors Industries, Inc., 5.75%, 02/01/25 ... 71 64,276
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 104 96,194
USA Compression Partners LP
6.88%, 04/01/26 ................. 918 844,560
6.88%, 09/01/27 ................. 192 174,494
Vallourec SA, 8.50%, 06/30/26
(d)
........ EUR 35 31,982
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ USD 10 10,175
6.50%, 09/15/28 ................. 107 96,300
8.63%, 04/30/30 ................. 96 83,601
3,674,512
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(b)
.................... 28 21,630
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 1,152 858,240
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 58 56,106
6.50%, 05/15/27 ................. 1,107 1,065,211
4.75%, 10/15/27 ................. 131 113,732
3.75%, 01/15/28 ................. 982 832,245
Netflix, Inc., 4.63%, 05/15/29 .......... EUR 100 91,416
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 723 578,212
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
. 26 21,301
3,638,093

BlackRock Income Fund
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.
3.13%, 01/15/27 ................. USD 1,000 $ 898,234
3.65%, 03/15/27 ................. 3,833 3,505,984
2.95%, 01/15/51 ................. 6,233 3,741,844
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 133 109,051
Crown Castle, Inc.
2.90%, 03/15/27 ................. 3,386 3,005,517
3.80%, 02/15/28 ................. 6,683 6,046,893
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 24 19,740
Equinix, Inc., 1.80%, 07/15/27 ......... 7,864 6,571,675
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 89 69,422
GLP Capital LP, 3.25%, 01/15/32 ....... 1,570 1,180,202
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 114 91,485
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 844 653,334
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26
(d)
.................... 300 278,588
MPT Operating Partnership LP
5.00%, 10/15/27 ................. 85 73,461
4.63%, 08/01/29 ................. 296 238,153
3.50%, 03/15/31 ................. 2,061 1,434,971
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 905 787,350
4.50%, 02/15/29
(b)
................ 113 93,758
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 125 97,921
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,059 939,238
3.13%, 02/01/29 ................. 209 168,092
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 50 39,499
VICI Properties LP
3.50%, 02/15/25
(b)
................ 38 35,126
4.63%, 06/15/25
(b)
................ 16 15,056
4.50%, 09/01/26
(b)
................ 3 2,740
4.25%, 12/01/26
(b)
................ 6 5,416
4.50%, 01/15/28
(b)
................ 37 32,826
3.88%, 02/15/29
(b)
................ 19 15,939
4.63%, 12/01/29
(b)
................ 74 64,198
4.13%, 08/15/30
(b)
................ 340 283,975
5.13%, 05/15/32 ................. 5,900 5,229,758
35,729,446
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 928 815,097
4.88%, 02/15/30 ................. 496 419,621
Bellis Acquisition Co. plc, 3.25%, 02/16/26
(d)
GBP 100 84,022
Casino Guichard Perrachon SA, 5.25%,
04/15/27
(d)
.................... EUR 100 47,288
CK Hutchison International 20 Ltd., 2.50%,
05/08/30
(d)
.................... USD 1,800 1,492,344
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 657 547,018
Quatrim SASU, 5.88%, 01/15/24
(d)
...... EUR 100 91,407
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. USD 143 140,469
4.75%, 02/15/29 ................. 698 597,488
4.63%, 06/01/30 ................. 14 11,585
4,246,339
Security
Par (000)
Par (000) Value
Food Products — 0.5%
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(d)
.................... USD 400 $ 363,580
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(d)
.................... 750 628,807
Chobani LLC
(b)
7.50%, 04/15/25 ................. 2,473 2,262,350
4.63%, 11/15/28 ................. 1,310 1,114,207
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 472 449,198
Gruma SAB de CV, 4.88%, 12/01/24
(d)
.... 760 745,892
Indofood CBP Sukses Makmur Tbk. PT, 3.40%,
06/09/31
(d)
.................... 647 477,234
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 238 190,529
Knight Castle Investments Ltd., 7.99%,
01/23/23
(d)(e)(l)
.................. 1,400 980,000
Kraft Heinz Foods Co.
6.50%, 02/09/40 ................. 145 145,709
4.88%, 10/01/49 ................. 12 9,890
5.50%, 06/01/50 ................. 117 105,251
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 75 68,035
4.13%, 01/31/30 ................. 35 29,618
4.38%, 01/31/32 ................. 1,246 1,029,508
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 78 58,802
Post Holdings, Inc., 5.50%, 12/15/29
(b)
.... 18 15,561
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 683 558,352
Tingyi Cayman Islands Holding Corp., 1.63%,
09/24/25
(d)
.................... 300 267,018
9,499,541
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 109 89,467
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 130 115,693
3.88%, 11/01/29 ................. 1,589 1,290,586
Embecta Corp., 6.75%, 02/15/30
(b)
...... 112 103,400
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 72 74,385
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 10 8,178
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 353 282,997
5.25%, 10/01/29 ................. 2,388 1,802,940
Teleflex, Inc., 4.63%, 11/15/27 ......... 8 7,207
3,685,386
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 55 50,189
5.00%, 04/15/29 ................. 26 23,026
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 35 31,350
5.13%, 03/01/30 ................. 29 23,911
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
112 86,800
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 139 131,301
Centene Corp.
4.63%, 12/15/29 ................. 53 47,626
3.00%, 10/15/30 ................. 2,939 2,327,511
2.50%, 03/01/31 ................. 696 524,632
2.63%, 08/01/31 ................. 610 459,741
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 1,000 865,787
5.63%, 03/15/27 ................. 325 250,153
5.25%, 05/15/30 ................. 78 54,307
Encompass Health Corp.
4.50%, 02/01/28 ................. 15 12,847
4.75%, 02/01/30 ................. 217 178,521

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.63%, 04/01/31 ................. USD 1,303 $ 1,029,706
HCA, Inc., 3.50%, 07/15/51 ........... 11,531 7,139,643
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 1,485 1,254,439
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 100 94,621
4.38%, 02/15/27 ................. 53 43,796
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 113 104,289
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 69 62,273
3.88%, 11/15/30 ................. 49 41,124
3.88%, 05/15/32 ................. 1,012 828,956
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 647 546,715
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
... 6 5,280
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 94 83,900
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 97 86,796
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 267 246,748
10.00%, 04/15/27 ................ 2,058 2,001,385
Tenet Healthcare Corp.
(b)
4.63%, 09/01/24 ................. 219 211,957
6.25%, 02/01/27 ................. 860 802,509
5.13%, 11/01/27 ................. 127 113,955
4.63%, 06/15/28 ................. 48 41,950
6.13%, 10/01/28 ................. 99 86,733
4.25%, 06/01/29 ................. 31 25,676
6.13%, 06/15/30 ................. 1,279 1,171,564
21,091,717
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 1,214 1,056,435
4.00%, 10/15/30 ................. 123 96,872
Boyd Gaming Corp., 4.75%, 12/01/27 .... 713 631,012
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 697 583,901
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 1,939 1,868,711
8.13%, 07/01/27 ................. 1,913 1,827,078
4.63%, 10/15/29 ................. 923 705,248
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 574 553,853
Carnival Corp.
10.13%, 02/01/26
(d)
............... EUR 100 96,535
10.50%, 02/01/26
(b)
............... USD 93 92,015
7.63%, 03/01/26
(b)
................ 41 31,160
5.75%, 03/01/27
(b)
................ 671 470,069
9.88%, 08/01/27
(b)
................ 318 311,640
4.00%, 08/01/28
(b)
................ 530 427,572
6.00%, 05/01/29
(b)
................ 180 118,183
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 122 111,331
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 1,950 1,702,964
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 652 627,178
6.50%, 10/01/28 ................. 93 86,025
Champion Path Holdings Ltd., 4.85%,
01/27/28
(d)
.................... 200 126,787
Churchill Downs, Inc., 4.75%, 01/15/28
(b)
.. 29 25,087
Codere Finance 2 Luxembourg SA
(d)(k)
8.00%, (8.00% Cash or 11.00% PIK),
09/30/26
(c)
................... EUR 5 4,441
2.00%, (2.00% Cash or 12.75% PIK),
11/30/27
(a)
................... 463 371,823
Expedia Group, Inc., 2.95%, 03/15/31 .... USD 572 443,745
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 640 529,600
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.75%, 01/15/30 ................. USD 25 $ 18,987
Fortune Star BVI Ltd.
(d)
6.75%, 07/02/23 ................. 256 161,280
5.95%, 10/19/25 ................. 330 132,000
Gamma Bidco SpA, 6.25%, 07/15/25
(d)
.... EUR 345 309,188
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29
(b)
................ USD 53 43,767
4.88%, 01/15/30 ................. 1,773 1,542,510
3.63%, 02/15/32
(b)
................ 46 35,231
Life Time, Inc., 8.00%, 04/15/26
(b)
....... 194 165,870
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
255 224,400
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
144 99,281
Melco Resorts Finance Ltd., 5.25%, 04/26/26
(d)
733 507,236
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 186,169
MGM China Holdings Ltd., 5.38%, 05/15/24
(d)
700 609,000
MGM Resorts International
6.00%, 03/15/23 ................. 186 186,056
5.75%, 06/15/25 ................. 23 21,980
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 92 75,787
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 356 270,823
7.75%, 02/15/29 ................. 81 61,131
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
.................... 128 86,400
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 63 54,182
Royal Caribbean Cruises Ltd.
(b)
9.13%, 06/15/23 ................. 57 57,998
11.50%, 06/01/25 ................ 84 89,250
5.50%, 08/31/26 ................. 89 68,085
5.38%, 07/15/27 ................. 599 440,589
11.63%, 08/15/27 ................ 107 97,372
8.25%, 01/15/29 ................. 217 211,220
9.25%, 01/15/29 ................. 297 292,650
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 1,172 1,199,882
7.00%, 05/15/28 ................. 487 459,168
7.25%, 11/15/29 ................. 50 46,535
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
77 76,968
Station Casinos LLC, 4.63%, 12/01/31
(b)
... 1,138 859,514
Stonegate Pub Co. Financing plc, 8.25%,
07/31/25
(d)
.................... GBP 100 97,419
Studio City Finance Ltd., 6.00%, 07/15/25
(d)
. USD 318 190,800
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(d)
.................... 600 560,802
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 154 151,909
Viking Cruises Ltd., 5.88%, 09/15/27
(b)
.... 250 190,625
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 64 56,333
Wynn Macau Ltd., 4.88%, 10/01/24
(d)
..... 800 644,000
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 174 169,965
5.13%, 10/01/29 ................. 292 235,995
Yum! Brands, Inc.
4.75%, 01/15/30
(b)
................ 9 7,865
5.38%, 04/01/32 ................. 34 30,146
23,925,633
Household Durables — 0.5%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 54 45,254
4.63%, 08/01/29 ................. 89 64,619
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 137 101,417
4.88%, 02/15/30 ................. 271 200,612
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
484 438,707

BlackRock Income Fund
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Household Durables (continued)
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... USD 101 $ 90,390
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 90 86,400
KB Home, 7.25%, 07/15/30 ........... 24 21,780
Mattamy Group Corp., 5.25%, 12/15/27
(b)
.. 118 97,808
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 53,174
Midea Investment Development Co. Ltd.,
2.88%, 02/24/27
(d)
............... 600 542,226
Newell Brands, Inc., 5.75%, 04/01/46
(c)
.... 8,142 6,371,115
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
617 365,573
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 79 63,769
Tempur Sealy International, Inc., 3.88%,
10/15/31
(b)
.................... 647 473,927
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 2 1,729
5.70%, 06/15/28 ................. 65 55,293
9,073,793
Household Products — 0.0%
(b)
Energizer Holdings, Inc.
4.75%, 06/15/28 ................. 52 41,199
4.38%, 03/31/29 ................. 23 17,061
Spectrum Brands, Inc.
5.50%, 07/15/30 ................. 82 64,118
3.88%, 03/15/31 ................. 27 18,408
140,786
Independent Power and Renewable Electricity Producers — 0.2%
Adani Green Energy Ltd., 4.38%, 09/08/24
(d)
295 241,900
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 1,125 966,225
4.63%, 02/01/29 ................. 70 57,040
5.00%, 02/01/31 ................. 3 2,384
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 827 736,361
3.75%, 01/15/32 ................. 185 143,418
Colbun SA, 3.15%, 03/06/30
(d)
......... 1,853 1,463,870
3,611,198
Industrial Conglomerates — 0.0%
CITIC Ltd., 2.88%, 02/17/27
(d)
......... 300 272,970
Insurance — 0.8%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 75 57,750
AIA Group Ltd.
(d)
3.20%, 03/11/25 ................. 600 577,494
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.76%),
2.70%
(a)(h)
.................... 715 607,750
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 2,003 1,710,918
6.75%, 10/15/27 ................. 2,564 2,209,627
5.88%, 11/01/29 ................. 1,913 1,553,780
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 626 519,619
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(k)
........ 256 260,013
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(h)
..... 200 197,500
FWD Group Ltd., 5.75%, 07/09/24
(d)
..... 200 193,350
Galaxy Bidco Ltd., 6.50%, 07/31/26
(d)
..... GBP 100 90,999
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 505 464,572
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 1,720 1,631,274
5.63%, 12/01/29 ................. 152 126,920
Security
Par (000)
Par (000) Value
Insurance (continued)
Kyobo Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 5.90%, 06/15/52
(a)(d)
.... USD 200 $ 188,500
Muang Thai Life Assurance PCL, (US Treasury
Yield Curve Rate T Note Constant Maturity
10 Year + 2.40%), 3.55%, 01/27/37
(a)(d)
.. 275 229,948
NFP Corp.
(b)
4.88%, 08/15/28 ................. 1,160 989,845
6.88%, 08/15/28 ................. 2,693 2,100,540
7.50%, 10/01/30 ................. 64 60,730
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
99 83,966
Tongyang Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.98%), 5.25%
(a)(d)(h)
......... 800 668,400
ZhongAn Online P&C Insurance Co. Ltd.,
3.13%, 07/16/25
(d)
............... 200 164,000
14,687,495
Interactive Media & Services — 0.4%
Baidu, Inc.
4.13%, 06/30/25 ................. 600 579,360
1.72%, 04/09/26 ................. 1,400 1,234,240
Tencent Holdings Ltd.
(d)
1.81%, 01/26/26 ................. 1,000 895,188
3.58%, 04/11/26 ................. 800 755,150
3.60%, 01/19/28 ................. 1,419 1,275,113
2.39%, 06/03/30 ................. 900 707,231
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 266 249,435
5.00%, 03/01/30 ................. 137 131,289
Weibo Corp., 3.50%, 07/05/24 ......... 800 764,100
6,591,106
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 ................. 500 484,535
3.40%, 12/06/27 ................. 626 562,217
4.00%, 12/06/37 ................. 700 531,244
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 105 74,058
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... 58 47,437
JD.com, Inc., 3.88%, 04/29/26 ......... 500 473,531
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 49 42,814
4.13%, 08/01/30 ................. 131 107,584
3.63%, 10/01/31 ................. 1,266 955,830
3,279,250
IT Services — 1.0%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 261 217,935
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
135 115,072
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
542 462,055
Block, Inc., 3.50%, 06/01/31 .......... 2,182 1,691,737
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 61 52,476
4.00%, 07/01/29 ................. 1,114 953,095
CA Magnum Holdings
5.38%, 10/31/26
(b)
................ 663 553,605
5.38%, 10/31/26
(d)
................ 300 250,500
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
413 345,465
Centurion Bidco SpA, 5.88%, 09/30/26
(d)
... EUR 100 85,774
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
............... USD 105 69,704
Gartner, Inc., 3.75%, 10/01/30
(b)
........ 817 668,833
Global Payments, Inc.
2.15%, 01/15/27 ................. 8,745 7,483,039
4.95%, 08/15/27 ................. 50 47,637

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
46
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
2.90%, 05/15/30 ................. USD 2,000 $ 1,594,250
HCL America, Inc., 1.38%, 03/10/26
(d)
.... 500 437,437
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 963 784,845
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. 252 219,240
6.00%, 02/15/28 ................. 361 279,832
10.75%, 06/01/28 ................ 109 101,521
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 32 31,182
Twilio, Inc., 3.88%, 03/15/31 .......... 837 657,022
United Group BV, 4.88%, 07/01/24
(d)
..... EUR 100 91,023
Wipro IT Services LLC, 1.50%, 06/23/26
(d)
.. USD 1,050 914,156
18,107,435
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ 10 8,408
6.20%, 10/01/40 ................. 134 126,133
5.45%, 11/01/41 ................. 21 17,594
152,135
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 78 67,928
3.75%, 03/15/29 ................. 32 26,618
PRA Health Sciences, Inc., 2.88%, 07/15/26 487 428,486
Syneos Health, Inc., 3.63%, 01/15/29 .... 1,523 1,212,734
1,735,766
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 99,360
CSSC Capital 2015 Ltd., 2.50%, 02/13/25
(d)
. 300 279,713
EnPro Industries, Inc., 5.75%, 10/15/26 ... 126 121,275
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(k)
........ 167 156,562
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
98 83,399
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 144 97,560
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 153 129,054
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
80 78,184
Terex Corp., 5.00%, 05/15/29
(b)
........ 88 75,525
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 2,476 1,957,108
Titan International, Inc., 7.00%, 04/30/28 .. 54 48,995
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
981 821,587
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
EUR 100 82,079
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 2,099 1,784,591
Wabash National Corp., 4.50%, 10/15/28
(b)
. 88 68,218
5,883,210
Marine — 0.0%
Misc Capital Two Labuan Ltd., 3.75%,
04/06/27
(d)
.................... 600 540,862
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 153 120,870
661,732
Media — 1.9%
Altice Financing SA
(b)
5.00%, 01/15/28 ................. 1,557 1,199,326
5.75%, 08/15/29 ................. 200 153,044
AMC Networks, Inc.
5.00%, 04/01/24 ................. 10 9,541
4.25%, 02/15/29 ................. 117 86,505
Block Communications, Inc., 4.88%, 03/01/28
(b)
254 219,710
Cable One, Inc.
1.13%, 03/15/28
(i)
................ 131 94,320
4.00%, 11/15/30
(b)
................ 1,270 988,581
Charter Communications Operating LLC
5.13%, 07/01/49 ................. 1,000 733,037
Security
Par (000)
Par (000) Value
Media (continued)
3.70%, 04/01/51 ................. USD 2,410 $ 1,460,581
4.40%, 12/01/61 ................. 5,750 3,663,168
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 256 237,877
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 2,826 2,387,227
7.75%, 04/15/28 ................. 3,536 2,669,680
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 153 116,887
Comcast Corp.
3.75%, 04/01/40 ................. 910 715,363
4.05%, 11/01/52 ................. 260 199,020
2.94%, 11/01/56 ................. 448 267,400
2.99%, 11/01/63 ................. 5,241 3,035,565
CSC Holdings LLC
5.25%, 06/01/24 ................. 132 122,100
5.75%, 01/15/30
(b)
................ 2,811 1,997,961
4.50%, 11/15/31
(b)
................ 246 184,790
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 374 322,429
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 99 81,105
5.75%, 12/01/28
(b)
................ 597 451,177
5.13%, 06/01/29 ................. 86 50,525
GCI LLC, 4.75%, 10/15/28
(b)
.......... 167 138,653
Grupo Televisa SAB
4.63%, 01/30/26 ................. 562 544,719
5.00%, 05/13/45 ................. 1,133 949,159
Lamar Media Corp., 3.75%, 02/15/28 ..... 14 12,229
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 200 166,000
5.13%, 07/15/29 ................. 1,435 1,080,651
Liberty Broadband Corp.
(b)(i)
1.25%, 09/30/50 ................. 258 243,810
2.75%, 09/30/50 ................. 317 303,915
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 108,697
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 1,113 972,261
4.25%, 01/15/29 ................. 230 180,665
4.63%, 03/15/30 ................. 11 8,571
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 1,159 950,647
6.50%, 09/15/28 ................. 1,178 821,655
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 88 70,154
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 1,124 845,810
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 769 675,355
5.00%, 08/01/27 ................. 75 68,813
4.00%, 07/15/28 ................. 58 49,334
4.13%, 07/01/30 ................. 30 24,385
3.88%, 09/01/31 ................. 969 751,401
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 111 91,305
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 173,454
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 46 43,671
6.63%, 06/01/27 ................. 619 584,158
7.38%, 06/30/30 ................. 95 90,658
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
415 322,052
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 982 794,192
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 969 765,510
33,278,803

BlackRock Income Fund
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd.
(d)
4.45%, 07/24/23 ................. USD 900 $ 888,750
5.95%, 07/31/24 ................. 213 210,071
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ..................... 672 545,664
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 94 90,481
6.13%, 02/15/28 ................. 856 756,131
ATI, Inc., 5.13%, 10/01/31 ........... 160 130,709
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 1,951 1,795,661
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 16 14,838
7.63%, 03/15/30 ................. 143 137,681
Chinalco Capital Holdings Ltd., 2.13%,
06/03/26
(d)
.................... 300 268,236
Commercial Metals Co.
4.13%, 01/15/30 ................. 52 42,693
4.38%, 03/15/32 ................. 56 44,240
Constellium SE
4.25%, 02/15/26
(d)
................ EUR 100 87,714
5.63%, 06/15/28
(b)
................ USD 250 205,039
3.75%, 04/15/29
(b)
................ 2,139 1,561,643
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 116 87,072
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
.................... 100 85,925
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.. 615 556,575
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 260 216,918
GUSAP III LP, 4.25%, 01/21/30
(d)
....... 1,234 1,075,740
JSW Steel Ltd., 3.95%, 04/05/27
(d)
...... 250 197,500
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 93 75,881
4.50%, 06/01/31 ................. 1,418 1,037,607
Mineral Resources Ltd., 8.50%, 05/01/30
(b)
. 292 282,189
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 96 75,840
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 1,097 915,699
4.75%, 01/30/30 ................. 88 72,160
3.88%, 08/15/31 ................. 2,159 1,610,441
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(d)
EUR 100 76,958
Periama Holdings LLC, 5.95%, 04/19/26
(d)
.. USD 378 327,443
POSCO Holdings, Inc., 2.50%, 01/17/25
(d)
.. 500 467,750
United States Steel Corp., 6.88%, 03/01/29 . 14 12,724
Vale Overseas Ltd.
6.25%, 08/10/26 ................. 874 880,173
3.75%, 07/08/30 ................. 660 531,712
Vedanta Resources Finance II plc
(d)
8.00%, 04/23/23 ................. 473 436,727
13.88%, 01/21/24 ................ 200 166,412
15,968,997
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(b)
.................... 57 48,592
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 117 107,506
Multi-Utilities — 0.2%
Dominion Energy, Inc., Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.35%
(a)(h)
.......... 4,445 3,770,954
Oil, Gas & Consumable Fuels — 4.0%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 954 921,888
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 104 96,186
5.38%, 06/15/29 ................. 589 520,028
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp.
4.25%, 01/15/30 ................. USD 533 $ 466,108
5.10%, 09/01/40 ................. 123 99,294
5.35%, 07/01/49 ................. 129 101,265
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 405 494,021
5.88%, 06/30/29 ................. 1,102 980,780
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 298 272,745
5.85%, 11/15/43 ................. 74 54,815
Callon Petroleum Co.
6.38%, 07/01/26 ................. 60 54,065
8.00%, 08/01/28
(b)
................ 2,264 2,088,540
7.50%, 06/15/30
(b)
................ 199 174,226
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 484,108
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 449 395,295
4.00%, 03/01/31 ................. 186 155,957
3.25%, 01/31/32 ................. 2,914 2,237,530
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 17 15,765
6.75%, 04/15/29 ................. 815 781,275
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 1,093 1,044,394
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 113 102,658
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 1,000 885,500
CNOOC Finance 2015 USA LLC, 3.50%,
05/05/25 ..................... 600 579,113
CNOOC Petroleum North America ULC, 7.88%,
03/15/32 ..................... 800 933,400
CNPC Global Capital Ltd., 1.35%, 06/23/25
(d)
500 453,500
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
118 92,619
CNX Resources Corp.
(b)
6.00%, 01/15/29 ................. 7 6,388
7.38%, 01/15/31 ................. 233 227,891
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 183 179,619
5.88%, 07/01/29 ................. 587 523,974
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 1,490 1,374,239
5.88%, 01/15/30 ................. 170 148,062
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(d)
.................... 336 272,355
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 1,696 1,435,706
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 1,858 1,669,264
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 42 38,010
6.00%, 02/01/29 ................. 33 29,535
8.00%, 04/01/29 ................. 65 62,562
CrownRock LP
(b)
5.63%, 10/15/25 ................. 1,703 1,630,401
5.00%, 05/01/29 ................. 49 43,233
DCP Midstream Operating LP
5.63%, 07/15/27 ................. 31 29,942
5.13%, 05/15/29 ................. 17 15,929
6.45%, 11/03/36
(b)
................ 29 26,495
6.75%, 09/15/37
(b)
................ 156 151,263
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 1,133 957,385
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 101 95,192
Enbridge, Inc., (LIBOR USD 3 Month + 3.64%),
6.25%, 03/01/78
(a)
............... 360 323,532

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
48
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(h)
.................... USD 265 $ 230,843
5.15%, 02/01/43 ................. 150 118,430
5.30%, 04/15/47 ................. 721 575,180
5.00%, 05/15/50 ................. 1,060 828,494
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 36 33,660
5.38%, 06/01/29 ................. 1,233 1,128,195
6.50%, 09/01/30
(b)
................ 141 137,686
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 2 1,856
4.85%, 07/15/26 ................. 169 155,207
5.60%, 04/01/44 ................. 52 39,556
5.45%, 06/01/47 ................. 46 33,602
Enterprise Products Operating LLC
4.80%, 02/01/49 ................. 320 263,306
3.95%, 01/31/60 ................. 320 220,668
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 53 49,005
4.13%, 12/01/26 ................. 817 692,138
7.50%, 06/01/30
(b)
................ 31 29,294
4.75%, 01/15/31
(b)
................ 654 519,113
Galaxy Pipeline Assets Bidco Ltd., 2.63%,
03/31/36
(d)
.................... 1,727 1,331,733
Genesis Energy LP
6.50%, 10/01/25 ................. 41 37,068
7.75%, 02/01/28 ................. 60 52,200
Greenko Dutch BV, 3.85%, 03/29/26
(d)
.... 194 155,200
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(d)
.................... 665 552,781
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 28 27,363
Hanwha Energy USA Holdings Corp., 4.13%,
07/05/25
(d)
.................... 575 561,352
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 51 47,668
Hess Corp., 5.80%, 04/01/47 .......... 3,200 2,857,748
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 546 440,895
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 65 59,974
5.75%, 02/01/29 ................. 20 17,486
6.00%, 04/15/30 ................. 10 8,715
6.00%, 02/01/31 ................. 10 8,664
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26
(d)
. 256 233,600
India Green Power Holdings, 4.00%, 02/22/27
(d)
190 151,525
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 809 627,598
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 822 752,672
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 12 11,500
Matador Resources Co., 5.88%, 09/15/26 .. 751 724,467
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
250 214,062
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(d)
.................... 200 179,662
MPLX LP, 4.95%, 03/14/52 ........... 5,499 4,303,362
Murphy Oil Corp.
5.88%, 12/01/27 ................. 41 38,324
6.13%, 12/01/42
(c)
................ 16 12,726
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 2,857 2,706,150
6.50%, 09/30/26 ................. 172 158,911
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
21 18,682
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 122 123,304
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 1,701 1,594,688
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NuStar Logistics LP
6.00%, 06/01/26 ................. USD 498 $ 455,862
6.38%, 10/01/30 ................. 47 40,216
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 344 353,460
8.00%, 07/15/25 ................. 13 13,780
5.88%, 09/01/25 ................. 45 45,136
8.88%, 07/15/30 ................. 120 133,596
6.63%, 09/01/30 ................. 2,522 2,559,830
7.50%, 05/01/31 ................. 55 57,475
6.45%, 09/15/36 ................. 860 860,000
6.60%, 03/15/46 ................. 46 47,380
ONGC Videsh Ltd., 4.63%, 07/15/24
(d)
.... 300 294,338
Parkland Corp., 5.88%, 07/15/27
(b)
...... 62 57,474
PDC Energy, Inc., 6.13%, 09/15/24 ...... 20 19,684
Permian Resources Operating LLC, 6.88%,
04/01/27
(b)
.................... 84 81,266
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(d)
.................... 600 515,925
Raizen Fuels Finance SA, 5.30%, 01/20/27
(b)
1,200 1,140,000
Range Resources Corp., 4.88%, 05/15/25 .. 91 85,775
Reliance Industries Ltd.
(d)
4.13%, 01/28/25 ................. 750 727,640
4.13%, 01/28/25 ................. 1,150 1,115,716
3.67%, 11/30/27 ................. 412 377,464
2.88%, 01/12/32 ................. 500 391,388
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 663 580,507
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 31 26,592
Sinopec Group Overseas Development Ltd.
(d)
1.45%, 01/08/26 ................. 500 451,325
2.95%, 08/08/29 ................. 1,000 895,150
2.70%, 05/13/30 ................. 1,350 1,169,046
2.30%, 01/08/31 ................. 1,400 1,163,008
SK Battery America, Inc., 2.13%, 01/26/26
(d)
300 260,829
SM Energy Co.
6.75%, 09/15/26 ................. 414 398,475
6.63%, 01/15/27 ................. 15 14,398
6.50%, 07/15/28 ................. 462 439,050
Southwestern Energy Co.
5.70%, 01/23/25
(c)
................ 18 17,624
5.38%, 02/01/29 ................. 76 68,917
Sunoco LP
6.00%, 04/15/27 ................. 25 23,839
5.88%, 03/15/28 ................. 36 32,668
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 31 28,125
6.00%, 12/31/30 ................. 21 17,852
6.00%, 09/01/31 ................. 78 65,910
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
1,534 1,402,344
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 38 32,254
Thaioil Treasury Center Co. Ltd., 2.50%,
06/18/30
(d)
.................... 400 308,575
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 4,017 3,446,104
4.13%, 08/15/31 ................. 106 87,924
3.88%, 11/01/33 ................. 1,445 1,123,487
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 117 107,640
Western Midstream Operating LP
4.75%, 08/15/28 ................. 659 599,690
5.45%, 04/01/44 ................. 1,368 1,122,228
5.30%, 03/01/48 ................. 45 37,013
5.50%, 08/15/48 ................. 99 80,066

BlackRock Income Fund
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50%, 02/01/50
(c)
................ USD 444 $ 358,530
70,524,940
Paper & Forest Products — 0.1%
Suzano Austria GmbH, 3.75%, 01/15/31 ... 1,275 994,500
Personal Products — 0.0%
(b)
Coty, Inc., 4.75%, 01/15/29 ........... 6 5,076
Prestige Brands, Inc., 3.75%, 04/01/31 .... 82 63,706
68,782
Pharmaceuticals — 0.2%
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 56 49,951
3.13%, 02/15/29 ................. 47 36,249
3.50%, 04/01/30 ................. 900 708,048
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
.................... 494 407,550
Elanco Animal Health, Inc., 6.40%, 08/28/28
(c)
28 24,718
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 501 432,739
Nidda Healthcare Holding GmbH, 3.50%,
09/30/24
(d)
.................... EUR 100 88,694
Organon & Co.
(b)
4.13%, 04/30/28 ................. USD 720 615,600
5.13%, 04/30/31 ................. 720 589,795
Rossini SARL, 6.75%, 10/30/25
(d)
....... EUR 100 94,819
Teva Pharmaceutical Finance Netherlands II
BV
6.00%, 01/31/25 ................. 100 95,665
4.50%, 03/01/25 ................. 100 92,266
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. USD 200 194,350
3.15%, 10/01/26 ................. 70 57,041
3,487,485
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 402 273,360
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 1,358 1,120,350
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 113 97,076
La Financiere Atalian SASU, 5.13%, 05/15/25
(d)
EUR 100 92,982
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 139 123,662
1,707,430
Real Estate Management & Development — 0.9%
Agile Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 9.22%), 6.88%
(a)(d)(h)
............. 420 88,200
Alam Sutera Realty Tbk. PT, 8.00%, (8.00%
Cash or 6.25% PIK), 05/02/24
(k)
....... 184 138,000
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(d)
.. 929 863,970
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.38%
(a)(d)(h)
.............. EUR 100 63,703
Celulosa Arauco y Constitucion SA
(d)
4.25%, 04/30/29 ................. USD 920 762,045
5.15%, 01/29/50 ................. 962 679,593
China Aoyuan Group Ltd., 8.50%, 01/23/22
(d)(e)(l)
200 12,500
China Overseas Finance Cayman VIII Ltd.
(d)
2.38%, 03/02/25 ................. 400 364,575
2.75%, 03/02/30 ................. 678 522,187
China Resources Land Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.14%), 3.75%
(a)(d)(h)
............. 200 187,537
China SCE Group Holdings Ltd., 5.95%,
09/29/24
(d)
.................... 440 85,195
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
CIFI Holdings Group Co. Ltd., 6.55%,
03/28/24
(d)
.................... USD 300 $ 79,500
Corp. Inmobiliaria Vesta SAB de CV, 3.63%,
05/13/31
(b)
.................... 1,300 968,744
Country Garden Holdings Co. Ltd.
(d)
3.13%, 10/22/25 ................. 200 66,000
7.25%, 04/08/26 ................. 550 195,250
2.70%, 07/12/26 ................. 600 192,000
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 377 349,686
Easy Tactic Ltd., 7.50%, (7.50% Cash or 7.50%
PIK), 07/11/28
(k)
................ 325 35,148
Elect Global Investments Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 4.10%
(a)(d)(h)
......... 400 334,120
ESR Group Ltd., 1.50%, 09/30/25
(d)(i)
..... 700 656,600
Fantasia Holdings Group Co. Ltd.
(d)(e)(l)
15.00%, 12/18/21 ................ 200 17,912
7.95%, 07/05/22 ................. 750 63,750
12.25%, 10/18/22 ................ 755 64,175
10.88%, 01/09/23 ................ 330 28,050
11.75%, 04/17/23 ................ 5,280 448,800
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
1,000 795,408
Global Prime Capital Pte. Ltd., 5.50%,
10/18/23
(d)
.................... 200 197,725
GLP Pte. Ltd.
(d)
3.88%, 06/04/25 ................. 600 502,612
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%),
4.50%
(a)(h)
.................... 250 165,125
Greenland Global Investment Ltd., 6.75%,
09/26/23
(d)
.................... 375 161,250
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
790 567,461
JGC Ventures Pte. Ltd.
(k)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 29 12,341
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(d)(e)(l)
................. 1,792 795,045
KWG Group Holdings Ltd., 6.00%, 08/14/26
(d)
550 81,916
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(d)
400 291,450
MAF Sukuk Ltd., 4.64%, 05/14/29
(d)
...... 894 853,658
Modern Land China Co. Ltd., 12.85%,
10/25/21
(d)(e)(l)
.................. 729 112,995
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(d)(h)
............. 700 528,500
Powerlong Real Estate Holdings Ltd., 6.25%,
08/10/24
(d)
.................... 200 28,413
Realogy Group LLC, 5.25%, 04/15/30
(b)
... 398 270,278
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)(e)(l)
.................. 200 14,000
RKPF Overseas 2019 A Ltd., 6.70%, 09/30/24
(d)
350 198,144
Ronshine China Holdings Ltd.
(d)(e)(l)
7.35%, 12/15/23 ................. 200 11,000
7.10%, 01/25/25 ................. 710 39,050
Shui On Development Holding Ltd., 6.15%,
08/24/24
(d)
.................... 433 324,750
Sinic Holdings Group Co. Ltd.
(d)(e)(l)
8.50%, 01/24/23 ................. 1,100 11,000
10.50%, 06/18/23 ................ 1,309 13,090
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(d)
.................... 250 189,787
Sun Hung Kai Properties Capital Market Ltd.,
3.75%, 02/25/29
(d)
............... 300 276,056
Sunac China Holdings Ltd., 6.65%, 08/03/24
(d)(e)
(l)
......................... 284 36,920

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
50
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Swire Pacific MTN Financing Ltd., 3.88%,
09/21/25
(d)
.................... USD 400 $ 385,950
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(d)
.. 200 154,413
Times China Holdings Ltd., 5.75%, 01/14/27
(d)
400 44,000
Unique Pub Finance Co. plc (The)
(d)
Series A4, 5.66%, 06/30/27 ......... GBP 48 52,978
Series N, 6.46%, 03/30/32
(c)
......... 300 376,422
Vanke Real Estate Hong Kong Co. Ltd.
(d)
4.15%, 04/18/23 ................. USD 800 775,150
5.35%, 03/11/24 ................. 300 279,994
Westwood Group Holdings Ltd., 2.80%,
01/20/26
(d)
.................... 400 352,075
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 83 48,154
Yango Justice International Ltd., 10.25%,
09/15/22
(e)(l)
................... 283 13,496
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23
(d)
250 231,250
Yuzhou Group Holdings Co. Ltd.
(d)(e)(l)
8.30%, 05/27/25 ................. 1,458 91,125
7.38%, 01/13/26 ................. 1,250 78,125
7.85%, 08/12/26 ................. 1,800 112,500
6.35%, 01/13/27 ................. 200 12,500
Zhenro Properties Group Ltd., 7.35%,
02/05/25
(d)(e)(l)
.................. 372 14,880
16,768,226
Road & Rail — 0.4%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
35 28,740
CMB International Leasing Management Ltd.,
3.00%, 07/03/24
(d)
............... 600 574,800
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(d)
............... 400 357,700
Hertz Corp. (The), 5.00%, 12/01/29
(b)
..... 90 66,937
Loxam SAS, 4.50%, 02/15/27
(d)
........ EUR 100 82,812
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 77 64,179
SF Holding Investment 2021 Ltd., 2.38%,
11/17/26
(d)
.................... 800 710,992
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 1,452 1,448,370
0.00%, 12/15/25
(i)(j)
............... 160 132,785
7.50%, 09/15/27
(b)
................ 159 155,820
6.25%, 01/15/28
(b)
................ 3,009 2,798,370
4.50%, 08/15/29
(b)
................ 134 112,644
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 78 68,246
6,602,395
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom, Inc.
(b)
1.95%, 02/15/28 ................. 2,662 2,181,241
3.75%, 02/15/51 ................. 10,000 6,557,898
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 1,975 1,739,629
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 480 406,953
3.63%, 05/01/29 ................. 36 28,489
Microchip Technology, Inc., 1.63%, 02/15/25
(i)
69 184,959
NXP BV, 4.40%, 06/01/27 ............ 1,405 1,324,915
SK Hynix, Inc.
(d)
1.00%, 01/19/24 ................. 1,200 1,129,182
1.50%, 01/19/26 ................. 500 431,813
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 689 554,683
TSMC Global Ltd., 2.25%, 04/23/31
(d)
..... 950 743,878
15,283,640
Security
Par (000)
Par (000) Value
Software — 1.3%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... USD 125 $ 118,087
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
1,692 1,337,644
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. 1,451 1,422,089
9.13%, 03/01/26 ................. 549 527,589
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 373 337,494
Celestial Dynasty Ltd., 4.25%, 06/27/29
(d)
.. 500 422,281
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 860 817,598
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 1,598 1,588,324
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 1,679 1,384,839
4.88%, 07/01/29 ................. 622 487,026
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
1,355 1,107,801
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(b)
.................... 83 70,456
Elastic NV, 4.13%, 07/15/29
(b)
......... 802 633,452
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 74 63,054
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 149,400
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 686 565,230
NCR Corp.
(b)
5.00%, 10/01/28 ................. 674 530,289
6.13%, 09/01/29 ................. 29 24,969
NortonLifeLock, Inc., 7.13%, 09/30/30
(b)
... 261 252,442
Open Text Corp., 3.88%, 12/01/29
(b)
..... 111 85,496
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
887 708,367
Oracle Corp., 3.95%, 03/25/51 ......... 8,055 5,342,120
Picard Midco, Inc., 6.50%, 03/31/29
(b)
..... 2,270 1,917,469
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 65 56,848
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
1,934 1,764,183
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 245 187,632
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
1,534 1,251,652
23,153,831
Specialty Retail — 0.9%
Arko Corp., 5.13%, 11/15/29
(b)
......... 67 52,260
Asbury Automotive Group, Inc.
4.75%, 03/01/30 ................. 51 39,830
5.00%, 02/15/32
(b)
................ 696 535,962
Carvana Co.
(b)
5.50%, 04/15/27 ................. 208 113,360
10.25%, 05/01/30 ................ 123 82,103
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 1,418 1,279,064
Goldstory SASU, 5.38%, 03/01/26
(d)
..... EUR 100 83,304
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 44 35,429
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 77 58,570
JMH Co. Ltd., 2.50%, 04/09/31
(d)
....... 400 323,172
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 34 23,035
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 601 465,394
Lowe's Cos., Inc.
3.00%, 10/15/50 ................. 4,146 2,538,796
5.63%, 04/15/53 ................. 3,910 3,616,007
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 109 96,465
Penske Automotive Group, Inc., 3.75%,
06/15/29 ..................... 27 21,460
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 1,366 1,221,122
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 50 41,373
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 1,393 1,196,573
6.13%, 07/01/29 ................. 1,562 1,254,445
6.00%, 12/01/29 ................. 113 90,120
Staples, Inc., 7.50%, 04/15/26
(b)
........ 1,117 937,844
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 1,466 1,196,197

BlackRock Income Fund
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
........... USD 102 $ 86,415
Zhongsheng Group Holdings Ltd., 3.00%,
01/13/26
(d)
.................... 400 352,200
15,740,500
Technology Hardware, Storage & Peripherals — 0.0%
Lenovo Group Ltd., 3.42%, 11/02/30
(d)
.... 239 181,984
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
......... 104 82,680
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(e)(i)(l)
............ EUR 1,100 759,087
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... USD 69 54,974
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 75 58,500
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 44 41,137
996,378
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 580 554,300
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 136 85,170
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 56 45,092
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 140,261
Nationstar Mortgage Holdings, Inc., 5.75%,
11/15/31
(b)
.................... 71 52,069
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 454 372,280
1,249,172
Tobacco — 1.0%
Altria Group, Inc., 4.40%, 02/14/26 ...... 63 60,625
BAT Capital Corp.
2.26%, 03/25/28 ................. 12,726 10,122,238
4.76%, 09/06/49 ................. 10,798 7,359,416
17,542,279
Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
128 103,669
BOC Aviation Ltd., 2.63%, 01/17/25
(d)
..... 500 468,285
Fortress Transportation & Infrastructure
Investors LLC
(b)
9.75%, 08/01/27 ................. 59 57,691
5.50%, 05/01/28 ................. 81 64,788
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 32 23,354
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 28 21,980
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 182 163,800
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 847 714,572
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 11 9,955
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 1,275 1,275,701
7.25%, 06/15/28 ................. 356 348,685
3,252,480
Transportation Infrastructure — 0.0%
(d)
Autostrade per l'Italia SpA, 2.00%, 01/15/30 EUR 100 73,146
Shanghai Port Group BVI Development Co.
Ltd., 1.50%, 07/13/25 ............. USD 400 361,740
434,886
Wireless Telecommunication Services — 0.3%
Bharti Airtel Ltd., 4.38%, 06/10/25
(d)
...... 900 865,856
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 1,746 1,526,968
Empresa Nacional de Telecomunicaciones SA
(d)
4.75%, 08/01/26 ................. 367 341,769
3.05%, 09/14/32 ................. 688 504,519
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(d)(h)
.............. USD 675 $ 593,916
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(k)
....... 84 32,609
SoftBank Group Corp.
(d)
2.13%, 07/06/24 ................. EUR 100 89,920
4.75%, 07/30/25 ................. 100 88,791
Sprint Corp., 7.63%, 03/01/26 ......... USD 116 119,983
T-Mobile USA, Inc., 2.05%, 02/15/28 ..... 1,922 1,594,883
Vmed O2 UK Financing I plc, 4.00%, 01/31/29
(d)
GBP 100 84,020
Vodafone Group plc, (EUR Swap Annual 5 Year
+ 3.00%), 2.63%, 08/27/80
(a)(d)
....... EUR 100 83,794
5,927,028
Total Corporate Bonds — 44.2%
(Cost: $907,400,055) ............................. 783,336,342
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
7.32%
,
 05/25/28 ................. USD 1,177 1,029,523
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
7.32%
,
 05/25/28 ................. 240 209,548
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 7.67%
,
 10/30/26 .... 208 200,541
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. 451 430,705
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 04/06/26 ................. 537 494,254
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 04/06/26 ................. 296 272,261
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 02/01/28 2,167 2,049,919
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 10.57%
,
 02/01/29 776 731,705
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
5.67%
,
 11/05/28 ................. 612 596,700
TransDigm, Inc., Term Loan F, (LIBOR USD 3
Month + 2.25%), 5.92%
,
 12/09/25 ..... 1,008 964,045
6,979,201
Airlines — 0.4%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.46%
,
 04/20/28 1,286 1,243,411
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 6.42%
,
 08/11/28 .......... 1,313 1,246,285
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 1.75%),
4.83%, 06/27/25 ............... 849 822,189
(LIBOR USD 1 Month + 1.75%),
4.87%, 01/29/27 ............... 1,293 1,186,468
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 5.99%
,
 12/11/26 ...... 486 426,445
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.78%
,
 06/21/27 1,456 1,459,083

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
52
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Airlines (continued)
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 6.53%
,
 04/21/28 USD 1,021 $ 972,427
7,356,308
Auto Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 04/30/26 1,748 1,649,736
RealTruck Group, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.62%
,
 01/31/28 14 12,275
1,662,011
Automobiles — 0.1%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 7.37%
,
 12/12/25
(a)
.... 859 834,755
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (SOFR 3
Month + 3.25%), 6.90%
,
 01/24/29 ..... 729 666,998
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 9.65%
,
 01/24/30 .... 1,233 1,115,873
1,782,871
Building Products — 0.2%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
6.07%
,
 04/12/28 ................. 172 141,188
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25% -
6.62%
,
 11/23/27 ................. 851 738,113
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 10/02/28
(f)
................ 168 155,643
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(f)(m)
............ 34 31,291
CPG International LLC, Term Loan, (SOFR 6
Month + 2.50%), 4.09%
,
 04/28/29 ..... 410 394,493
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 5.37%
,
 07/28/28 ..... 513 475,005
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 6.93%
,
 12/31/26 ..... 1,374 1,251,500
3,187,233
Capital Markets — 0.3%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
7.62%
,
 07/31/26 ................. 780 740,090
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
6.62%, 07/24/26 ............... 298 270,324
(LIBOR USD 1 Month + 3.75%),
6.87%, 07/24/26 ............... 1,032 937,381
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
6.04%
,
 10/22/26 ................. 976 942,112
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
5.62%
,
 06/30/28 ................. 716 692,042
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.42%
,
 04/01/28 148 136,672
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.19%
,
 08/02/28
(f)
................ 1,468 1,331,915
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
10.25%
,
 08/02/29 ................ USD 458 $ 409,881
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.76%
,
 11/28/23 ................. 282 281,253
5,741,670
Chemicals — 0.4%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(m)
..................... 51 47,336
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 09/30/28 ..... 350 321,817
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
7.08%
,
 11/24/27 ................. 308 283,270
Ascend Performance Materials Operations
LLC, Term Loan, (SOFR 6 Month + 4.75%),
8.83%
,
 08/27/26 ................. 853 833,569
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 12/29/27 ................. 393 304,913
Discovery Purchaser Corp., Term Loan,
08/04/29
(m)
..................... 547 499,138
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
5.31%
,
 06/09/28 ................. 576 547,962
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 01/31/26 701 694,861
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 07/03/28 ................. 322 285,645
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
6.17%
,
 03/02/26 ................. 1,196 1,141,635
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 6.37%
,
 05/15/24 ........... 566 548,177
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 5.87%
,
 10/01/25 .... 57 53,130
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 3 Month + 3.25%),
7.00%
,
 10/14/24 ................. 293 264,561
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
6.81%
,
 03/16/27 ................. 444 411,136
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.38%
,
 08/02/28 ................. 876 829,533
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 7.44%
,
 09/22/28 599 559,755
7,626,438
Commercial Services & Supplies — 0.5%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.87%
,
 05/12/28 ................. 1,051 921,440
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 7.21% - 7.56%
,
 02/15/29
(f)
..... 667 635,629
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
5.62%
,
 04/06/28 ................. 1,151 1,124,288

BlackRock Income Fund
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.87%
,
 09/07/27 USD 1,243 $ 1,208,866
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 5.12%
,
 10/08/28 ..... —
(n)
340
Covanta Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 5.62%
,
 11/30/28 . 529 512,033
Covanta Holding Corp., Term Loan C, (LIBOR
USD 1 Month + 2.50%), 5.62%
,
 11/30/28 . 40 39,105
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 8.12%
,
 10/29/28 ........... 602 541,450
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
7.37%
,
 12/15/28 ................. 611 519,710
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 6.50%
,
 09/23/26 ........... 144 138,841
Tempo Acquisition LLC, Term Loan B1, (SOFR
1 Month + 3.00%), 6.03%
,
 08/31/28 .... 2,859 2,779,185
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.12%
,
 11/02/27 ................. 437 412,325
Vericast Corp., Term Loan, (LIBOR USD 3
Month + 7.75%), 11.42%
,
 06/16/26 ..... 144 99,820
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 8.12%
,
 07/30/28 ........... 447 421,635
9,354,667
Communications Equipment — 0.1%
Viasat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.65%
,
 03/02/29
(a)
.......... 1,054 931,313
Construction & Engineering — 0.1%
(a)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
6.60% - 7.92%
,
 06/21/24 ........... 1,689 1,465,618
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 6.12%
,
 01/21/28 ........... 394 381,379
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 05/12/28 ................. 803 750,312
2,597,309
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 5.12%
,
 01/15/27 ........... 784 757,580
New AMI I LLC, 1st Lien Term Loan, (SOFR 1
Month + 6.00%), 9.03%
,
 03/08/29
(f)
..... 309 272,310
Oscar AcquisitionCo LLC, Term Loan B, (SOFR
3 Month + 4.50%), 8.15%
,
 04/29/29 .... 524 479,010
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 6.68%
,
 09/22/28 568 550,135
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 5.81% -
6.67%
,
 05/29/26 ................. 203 191,563
2,250,598
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.3%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.56%
,
 12/01/27 ................. USD 2,910 $ 2,755,118
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
6.38%
,
 04/03/24 ................. 1,170 1,087,827
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 02/05/26 257 245,265
Pregis TopCo LLC, 1st Lien Term Loan, (SOFR
3 Month + 4.00%), 6.81%
,
 07/31/26 .... 146 138,643
Tosca Services LLC, Term Loan, (SOFR 1
Month + 3.50%), 6.65%
,
 08/18/27 ..... 627 549,594
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 0.00%),
4.00% - 7.67%
,
 09/15/28 ........... 77 72,852
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 09/15/28 ................. 312 294,559
5,143,858
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.99%
,
 10/28/27
(a)
444 419,746
Diversified Consumer Services — 0.4%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 12/11/28 ................. 650 598,550
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 12/10/29 ................. 868 751,367
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 11/24/28 ................. 1,268 1,224,017
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 7.01%
,
 01/15/27 ........... 1,449 1,397,925
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
7.92%
,
 07/30/25 ................. 296 281,337
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 8.67%
,
 09/01/25 ..... 1,511 1,192,666
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
6.12%
,
 02/05/26 ................. 1,317 1,217,603
WCG Purchaser Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%), 7.12% -
7.67%
,
 01/08/27 ................. 431 404,165
7,067,630
Diversified Financial Services — 0.5%
(a)
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.13%
,
 03/10/28
(f)
428 416,174
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 5.19%
,
 11/13/25
(f)
90 87,051
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 5.38%
,
 04/13/28 ..... 1,007 975,989
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
6.78%
,
 04/09/27 ................. 3,484 3,280,878
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.12%
,
 12/17/27 ................. 140 121,871

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
54
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 03/24/25 ................. USD 722 $ 694,561
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 12/11/26 ................. 580 507,843
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
10.42%
,
 05/29/26 ................ 619 430,621
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 5.17% 02/28/25 . 504 497,617
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
5.74%
,
 01/31/29 ................. 575 547,529
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.78%
,
 10/19/27 ................. 586 546,846
8,106,980
Diversified Telecommunication Services — 0.5%
(a)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 5.26%
,
 07/15/25 ..... 655 614,679
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 6.91%
,
 08/14/26
(f)
... 800 724,412
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.07%
,
 11/30/27 . 151 144,592
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/11/26 .... 1,898 1,761,483
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
6.63%
,
 10/02/27 ................. 601 517,787
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
7.44%
,
 05/01/28 ................. 440 407,764
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 5.62%
,
 11/04/26 . 387 375,238
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 4.87%
,
 03/01/27 386 366,286
Orbcomm, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.32% -
7.37%
,
 09/01/28 ................. 599 546,782
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 09/25/26 .... 884 815,864
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
6.07%
,
 01/31/29 ................. 710 685,787
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 03/09/27 2,278 1,896,865
8,857,539
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 01/15/25 ................. 220 213,416
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.87%
,
 12/13/25 ................. 377 329,437
542,853
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
8.39%
,
 06/23/28
(f)
................ USD 583 $ 538,830
AZZ, Inc., Term Loan, (SOFR 3 Month +
4.25%), 6.98% - 7.38%
,
 05/13/29 ...... 283 274,550
813,380
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (LIBOR USD 1
Month + 2.75%), 5.88%
,
 07/02/29
(a)
.... 576 557,250
Energy Equipment & Services — 0.0%
(a)
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 06/28/24
(f)
17 10,299
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 1.00%), 4.12%
,
 06/30/25 116 57,933
68,232
Entertainment — 0.4%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
5.76%
,
 04/22/26 ................. 908 708,433
Aristocrat Technologies, Inc., Term Loan B,
(SOFR 3 Month + 2.25%), 5.90%
,
 05/24/29 107 105,609
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.48%
,
 07/21/28 587 556,943
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 07/03/24 ................. 608 585,464
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
4.81%
,
 10/19/26 ................. 1,452 1,364,516
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 5.87%
,
 03/13/28 1,183 1,130,890
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/30/25 ................. 36 33,729
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
5.62%
,
 01/23/25 ................. 298 283,399
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 5.87%
,
 05/18/25 ..... 1,599 1,522,067
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 5.24%
,
 01/20/28 1,162 1,124,656
7,415,706
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 05/11/24
(a)
322 315,782
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 5.12%
,
 09/13/26
(a)
.... 1,150 1,114,427
Food Products — 0.4%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 10/01/25 ................. 653 569,859
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 5.62%
,
 10/10/26 .... 112 105,700
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 6.62%
,
 10/25/27 ..... 1,497 1,359,844
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 01/29/27 ................. 1,160 1,092,157

BlackRock Income Fund
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Food Products (continued)
H-Food Holdings LLC, Term Loan, (LIBOR USD
3 Month + 3.69%), 6.21%
,
 05/23/25 .... USD 113 $ 87,340
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 5.06% -
5.37%
,
 08/03/25 ................. 254 245,412
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 06/08/28 ................. 1,173 1,113,942
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.17%
,
 03/31/28 ................. 1,900 1,700,555
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
6.15%
,
 01/20/28 ................. 1,155 1,119,107
7,393,916
Health Care Equipment & Supplies — 0.2%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.62%
,
 11/03/28 . 1,352 1,224,920
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 8.17%
,
 03/05/26 326 288,656
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 05/04/28 ..... 286 277,688
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 10/23/28 .... 2,629 2,412,552
4,203,816
Health Care Providers & Services — 0.5%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 09/29/28 ................. 1,023 980,439
CNT Holding I Corp., 1st Lien Term Loan,
(SOFR 1 Month + 3.50%), 6.25%
,
 11/08/27 931 885,368
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
6.12%
,
 11/01/28 ................. 1,444 1,366,201
Envision Healthcare Corp., Term Loan
(SOFR 3 Month + 4.25%), 6.83%, 03/31/27 362 157,559
(SOFR 3 Month + 7.88%), 10.53%, 03/31/27 287 274,392
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
7.42%, 02/18/27 ............... —
(n)
216
(LIBOR USD 3 Month + 3.75%),
7.42%, 11/15/28 ............... 568 529,733
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
10.42%
,
 11/15/29 ................ 513 466,590
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
7.37%
,
 08/31/26 ................. 474 397,607
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.38%
,
 11/01/28 ................. 950 902,403
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29
(f)
................ 404 383,372
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, 11/01/28
(m)
....... 149 141,534
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 10/27/28 ................. 540 526,876
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 02/14/25 ................. 29 27,148
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Vizient, Inc., Term Loan B7, (SOFR 1 Month +
2.25%), 5.37%
,
 05/16/29 ........... USD 311 $ 309,471
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.92%
,
 12/22/28 983 938,036
8,286,945
Health Care Technology — 0.1%
(a)
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 06/02/28 ................. 1,180 1,086,434
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 7.12%
,
 08/27/25 1,152 1,115,033
2,201,467
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 11/19/26 ................. 1,154 1,101,442
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 02/02/26 ................. 120 105,643
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 6.55%
,
 10/02/28 608 547,624
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 12/23/24 ................. 1,119 1,090,989
Carnival Corp., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.88%
,
 06/30/25 ..... 891 805,933
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 03/17/28 638 617,006
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 7.03%
,
 01/27/29 1,906 1,765,431
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 5.89%
,
 07/21/26 779 748,617
Flutter Entertainment plc, Term Loan B,
07/22/28
(m)
..................... 596 581,005
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 11/30/23 ................. 474 470,974
Hilton Worldwide Finance LLC, Term Loan
B2, (LIBOR USD 1 Month + 1.75%),
4.83%
,
 06/22/26 ................. 213 205,749
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 5.87%
,
 02/05/25 .... 1,151 1,110,566
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.01%
,
 03/09/28 892 816,616
Penn National Gaming, Inc., Facility Term
Loan B, (SOFR 1 Month + 2.75%),
5.88%
,
 05/03/29 ................. 1,201 1,152,986
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
5.91%
,
 04/14/29 ................. 396 384,088
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 02/08/27 ................. 574 547,876
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 08/03/28 .... 1,027 947,790
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 05/30/25 ................. 218 212,271
13,212,606

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
56
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.13% -
7.92%
,
 05/17/28 ................. USD 788 $ 578,673
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 6.34%
,
 02/26/29 1,101 900,774
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
10.79%, 08/10/23 .............. 251 182,606
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 7.38%
,
 12/08/28 797 722,980
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 10/06/28 ................. 536 416,774
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 10/30/27 ................. 809 653,223
3,455,030
Household Products — 0.1%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 2.75%), 5.56%
,
 09/29/28 ..... 878 807,390
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 03/03/28 409 387,314
1,194,704
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 5.12%
,
 08/12/26 ..... —
(n)
392
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
5.57%
,
 12/15/27 ................. 775 757,469
757,861
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
6.49%
,
 11/05/27 ................. 3,616 3,421,226
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 5.37%
,
 02/19/28 .... 1,181 1,127,524
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
6.62%, 02/12/27 ............... 1,187 1,121,306
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 5.77%
,
 04/25/25 .... 688 660,503
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 5.98%
,
 04/25/25 1,174 1,128,935
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 6.37%
,
 02/15/27 ........... 329 308,090
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 6.13%
,
 09/01/27 .... 848 818,011
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.75%),
6.87%, 09/03/26 ............... 737 702,352
(LIBOR USD 1 Month + 4.25%),
7.37%, 09/03/26 ............... 212 203,469
USI, Inc., Term Loan
(LIBOR USD 3 Month + 2.75%),
6.42%, 05/16/24 ............... 1,763 1,713,515
(LIBOR USD 3 Month + 3.25%),
6.92%, 12/02/26 ............... 86 82,230
11,287,161
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.3%
(a)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 7.70%
,
 02/16/28 ..... USD 287 $ 274,311
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 3.00%), 6.67%
,
 06/26/28 435 422,959
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 12/06/27 ..... 305 273,989
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
6.12%
,
 10/30/26 ................. 2,151 2,075,664
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 5.87%
,
 10/10/25 .... 298 284,028
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 7.62%
,
 01/29/26 ..... 1,553 1,450,666
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
8.84%
,
 12/20/24 ................. 200 179,791
4,961,408
Internet & Direct Marketing Retail — 0.1%
(a)(f)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 11/24/28 ................. 432 415,719
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 6.62%
,
 02/12/27 ........... 777 672,466
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 7.37%
,
 02/12/27 .......... 302 264,206
1,352,391
IT Services — 0.4%
(a)
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
9.17%
,
 09/19/25 ................. 469 460,324
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 8.37%
,
 01/20/29 981 745,560
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 6.12%
,
 11/03/24 ...... 585 546,065
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 7.17%
,
 09/29/28 ..... 293 273,170
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
10.87%
,
 07/31/28 ................ 285 277,020
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 07/30/27 456 426,037
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 4.87%
,
 04/28/28 ........... 1,169 1,124,273
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 10/01/27 ................. 1,153 1,096,189
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 08/10/27 ................. 571 552,219
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 4.75%), 7.82%
,
 06/28/29
(f)
... 212 195,179
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 02/11/28 ...... 147 137,770
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 6.12%
,
 02/28/27 ..... 399 385,134
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 5.37%
,
 03/31/28 .......... 388 375,626
6,594,566

BlackRock Income Fund
Schedules of Investments
57
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Leisure Products — 0.1%
(a)
Fender Musical Instruments Corp., Term Loan,
(SOFR 1 Month + 4.00%), 6.75%
,
 12/01/28 USD 609 $ 516,198
Peloton Interactive, Inc., Term Loan, (SOFR 6
Month + 6.50%), 8.35%
,
 05/25/27 ..... 340 331,219
847,417
Life Sciences Tools & Services — 0.4%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 5.37%
,
 11/08/27 . 1,481 1,439,089
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
5.06%
,
 02/22/28 ................. 1,418 1,403,362
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
7.62%
,
 02/04/27 ................. 1,177 1,095,720
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
5.94%, 07/03/28 ............... 1,365 1,332,125
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 4.87%
,
 03/07/24 ..... 58 58,018
Maravai Intermediate Holdings LLC, Term
Loan B, (SOFR 3 Month + 3.00%),
5.55%
,
 10/19/27 ................. 711 687,430
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 11/15/28 ................. 1,579 1,504,320
7,520,064
Machinery — 0.8%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.01%
,
 08/17/26 586 553,595
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 7.67%
,
 10/13/28 321 280,635
Clark Equipment Co., Term Loan B, (SOFR 3
Month + 2.50%), 6.15%
,
 04/20/29 ..... 406 396,318
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.44%
,
 05/14/28 376 366,982
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
6.12%, 03/31/25 ............... 1,320 1,264,752
(LIBOR USD 1 Month + 3.50%),
6.62%, 10/21/28 ............... 838 793,782
Fluidra SA, Term Loan, (SOFR 1 Month +
2.00%), 5.13%
,
 01/29/29 ........... 1,111 1,073,324
Gardner Denver, Inc., Term Loan B2, (SOFR 1
Month + 1.75%), 4.88%
,
 03/01/27 ..... 538 521,101
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 5.62%
,
 03/31/27 .... 1,016 974,508
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 1,636 1,461,602
Ingersoll-Rand Services Co., Term Loan B1,
(SOFR 1 Month + 1.75%), 4.88%
,
 03/01/27 855 828,467
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 6.82%
,
 06/21/28 ..... 1,762 1,624,948
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.63%
,
 04/05/29 ........... 803 740,979
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
6.87%
,
 07/30/27 ................. 1,019 974,513
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 5.88%
,
 03/02/27 .... 1,475 1,400,455
Security
Par (000)
Par (000) Value
Machinery (continued)
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD
1 Month + 2.25%), 5.37%
,
 10/04/28 .... USD 185 $ 181,672
13,437,633
Media — 0.6%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
6.39%
,
 03/03/25
(a)
................ 655 571,666
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(o)
............... 340 340,979
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 5.12%
,
 05/03/28
(a)
.... 386 378,520
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 04/30/25
(a)
................ 574 562,750
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.31%
,
 08/21/26
(a)
................ 1,840 1,638,505
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 12/17/26
(a)
................ 299 279,075
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
5.62%
,
 09/01/28
(a)
................ 728 701,511
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 5.32%
,
 04/15/27
(a)
.... 1,027 958,436
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 8.12%
,
 08/02/27
(a)
1,308 1,215,323
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.69%
,
 11/12/27
(a)
................ 291 276,845
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 5.87%
,
 01/07/28
(a)
380 366,846
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 12/01/23
(a)
................ 533 435,199
Sinclair Television Group, Inc., Term
Loan B4, (SOFR 1 Month + 3.75%),
6.88%
,
 04/21/29
(a)
................ 842 794,208
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 6.11%
,
 09/28/23
(a)(f)
.. 1,712 1,643,275
Voyage Digital Ltd., 1st Lien Term Loan, (SOFR
3 Month + 4.50%), 7.26%
,
 05/11/29
(a)(f)
.. 429 416,696
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
5.32%
,
 04/30/28
(a)
................ 490 466,898
11,046,732
Metals & Mining — 0.1%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 03/08/24
(a)
................ 1,917 1,446,287
Multiline Retail — 0.0%
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
7.32%
,
 12/21/27
(a)(f)
............... 398 375,408

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
58
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 11.46%
,
 11/01/25 ........... USD 244 $ 255,793
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 12/21/28 ................. 1,493 1,379,243
M6 ETX Holdings II Midco LLC, Term Loan,
(SOFR 1 Month + 4.50%), 7.62%
,
 09/19/29 99 97,020
Medallion Midland Acquisition LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 10/18/28 ................. 869 838,380
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.21%
,
 10/05/28 ................. 1,159 1,122,113
3,692,549
Personal Products — 0.3%
(a)
Rainbow Midco Ltd., Term Loan,
(EURIBOR 6 Month + 3.75%), 0.00% -
15.00%
,
 01/01/28
(f)
............... EUR 2,438 2,347,067
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 10/01/26 ................. USD 3,661 3,397,784
5,744,851
Pharmaceuticals — 0.3%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 6.63% -
7.19%
,
 05/04/25 ................. 1,270 1,052,033
Bausch Health Cos., Inc., Term Loan B, (SOFR
1 Month + 5.25%), 8.10%
,
 02/01/27 .... 576 440,869
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.88%
,
 08/01/27 1,155 1,096,646
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 11/15/27 ................. 255 242,008
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.62%
,
 05/05/28 1,032 996,359
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 6.19%
,
 06/02/28 ..... 1,168 1,138,866
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(f)(m)
............ 43 39,926
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 11/18/27
(f)
................ 1,013 934,592
5,941,299
Professional Services — 0.5%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 5.87%
,
 02/04/28 ..... 572 548,366
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.63%
,
 06/02/28 2,287 1,709,670
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.33%
,
 02/06/26 ................. 140 135,327
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 6.28%
,
 01/18/29 2,757 2,653,856
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (SOFR 3 Month + 4.25%),
0.00%
,
 06/22/29 ................. 321 300,343
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (SOFR 3 Month
+ 4.25%), 7.90%
,
 06/22/29 .......... 695 650,744
Security
Par (000)
Par (000) Value
Professional Services (continued)
Galaxy US Opco, Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.75%), 7.78%
,
 04/29/29
(f)
USD 1,201 $ 1,125,936
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 4.87%
,
 11/16/26 .... 423 407,360
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 5.37%
,
 12/01/28 .... 1,718 1,661,138
9,192,740
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 08/21/25
(a)
................ 1,299 1,239,616
Road & Rail — 0.2%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
7.04%
,
 04/06/28 ................. 283 258,023
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 08/06/27 ................. 592 557,574
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 5.67%
,
 12/30/26 284 275,894
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 8.31% -
9.17%
,
 08/04/25 ................. 327 294,586
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 02/25/27 1,549 1,507,032
2,893,109
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 4.36%
,
 12/02/28
(a)
.... 192 189,530
Software — 1.7%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(m)
................. 213 190,311
Athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 6.58%
,
 02/15/29 ..... 1,253 1,119,984
Barracuda Networks, Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.50%), 7.53%
,
 08/15/29 474 444,801
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/02/25 871 823,124
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month + 1.25%),
4.37%
,
 09/21/28 ................. 721 695,360
Central Parent, Inc., 1st Lien Term Loan,
(SOFR 3 Month + 4.50%), 8.11%
,
 07/06/29 492 473,048
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/08/28
(f)
1,040 910,410
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 9.12%
,
 10/08/29
(f)
466 391,440
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 10/16/28
(f)
................ 601 501,693
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 714 644,829
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 9.34%
,
 12/01/28 184 161,000
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.12%
,
 12/01/27 ................. 2,860 2,716,235
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 7.45%
,
 03/11/28 519 489,484
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 5.88%
,
 10/27/28 ..... 1,581 1,530,377

BlackRock Income Fund
Schedules of Investments
59
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.12%
,
 10/30/28
(f)
USD 197 $ 190,655
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.87%
,
 07/27/28 ................. 882 793,668
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 8.25%),
11.37%
,
 07/27/29 ................ 593 542,795
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 3.75%), 6.87%
,
 03/01/29 .......... 1,607 1,461,082
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
6.87%, 09/13/24 ............... 2,986 2,838,748
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 9.28%
,
 02/23/29 614 573,606
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 7.12%
,
 10/01/27 287 273,001
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 12/17/27 ................. 582 549,752
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.32%
,
 08/31/28 1,753 1,642,350
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 04/24/28 2,915 2,726,214
Severin Acquisition LLC, 1st Lien Term Loan,
(SOFR 1 Month + 3.00%), 6.03%
,
 08/01/25 777 753,191
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 7.17%
,
 10/07/27 .... 1,160 1,114,079
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 04/16/25 ................. 231 222,882
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 04/16/25 ................. 187 180,897
TIBCO Software, Inc., Term Loan B, (SOFR 1
Month + 4.50%), 8.15%
,
 03/30/29 ..... 1,879 1,683,926
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
7.00%, 05/04/26 ............... 1,498 1,421,469
(LIBOR USD 1 Month + 3.75%),
6.87%, 05/04/26 ............... 235 223,081
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 1,038 975,767
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 07/20/28 ................. 198 190,056
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 02/02/26 243 239,233
29,688,548
Specialty Retail — 0.3%
(a)
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.25%), 7.92%
,
 03/31/26 738 687,457
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 7.25%
,
 05/04/28 ........... 1,170 1,095,063
New SK Holdco Sub LLC, Term Loan, (SOFR 1
Month + 6.75%), 9.70%
,
 06/30/27 ..... 1,527 1,369,532
PetSmart LLC, Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 02/11/28 ...... 1,457 1,375,306
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
5.62%, 10/20/28 ............... 121 107,219
(SOFR 1 Month + 3.25%), 6.38%, 10/20/28 646 586,445
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
RVR Dealership Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 6.87%
,
 02/08/28 USD 305 $ 268,334
5,489,356
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
8.12%
,
 07/23/26
(a)
................ 315 251,928
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 7.20% - 7.73%
,
 02/20/29
(a)
..... 892 837,453
Trading Companies & Distributors — 0.3%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
5.37%
,
 05/19/28 ................. 725 698,205
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 4.32% - 5.58%
,
 07/27/28 1,736 1,655,364
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 01/31/28 ................. 448 402,642
SRS Distribution, Inc., Term Loan
(SOFR 3 Month + 3.50%), 6.18%, 06/02/28 320 293,325
(LIBOR USD 3 Month + 3.50%),
6.31%, 06/02/28 ............... 1,732 1,594,701
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month + 7.50%), 10.57%
,
 05/30/24
(f)
231 212,078
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 08/28/24
(f)
739 387,776
5,244,091
Transportation Infrastructure — 0.1%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 09/22/28 ................. 277 264,322
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 09/21/29 ................. 274 261,212
OLA Netherlands BV, Term Loan, (SOFR 1
Month + 6.25%), 9.20%
,
 12/15/26 ..... 428 406,057
931,591
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/27/24 ................. 1,063 945,609
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.56%
,
 04/30/28 ................. 393 380,908
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.87%
,
 04/11/25 . 286 277,682
1,604,199
Total Floating Rate Loan Interests — 14.8%
(Cost: $279,586,434) ............................. 263,244,029

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
60
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Chile — 0.1%
(d)
Corp. Nacional del Cobre de Chile, 3.63%
,
08/01/27 ...................... USD 1,163 $ 1,060,002
Empresa Nacional del Petroleo, 3.45%
,
09/16/31 ...................... 692 539,890
1,599,892
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(h)
.......................... 470 430,050
Colombia — 0.1%
Ecopetrol SA
6.88%, 04/29/30 ................. 1,284 1,078,560
5.88%, 05/28/45 ................. 190 113,762
1,192,322
France — 0.0%
Electricite de France SA, (EUR Swap Annual 5
Year + 3.97%), 3.38%
(a)(d)(h)
.......... EUR 200 132,919
Hong Kong — 0.0%
Airport Authority, 2.50%
,
01/12/32
(d)
....... USD 300 246,285
India — 0.1%
(d)
Export-Import Bank of India, 3.38%
,
08/05/26 400 369,794
Indian Railway Finance Corp. Ltd., 3.57%
,
01/21/32 ...................... 400 319,075
Oil India Ltd., 5.13%
,
02/04/29 .......... 200 187,600
Power Finance Corp. Ltd., 3.95%
,
04/23/30 . 500 417,125
1,293,594
Indonesia — 0.1%
Bank Mandiri Persero Tbk. PT, 3.75%
,
04/11/24
(d)
..................... 200 193,975
Pertamina Persero PT
(d)
4.30%, 05/20/23 ................. 569 564,590
2.30%, 02/09/31 ................. 1,350 1,019,399
4.70%, 07/30/49 ................. 550 408,822
4.18%, 01/21/50 ................. 200 137,662
2,324,448
Mexico — 0.0%
Petroleos Mexicanos
6.50%, 03/13/27 ................. 461 386,041
5.35%, 02/12/28 ................. 140 106,036
492,077
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 678 482,990
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 858 778,635
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49
(d)
..................... 1,139 850,193
2,111,818
Peru — 0.0%
Petroleos del Peru SA, 4.75%
,
06/19/32
(d)
.. 843 594,315
Qatar — 0.0%
Qatar Energy, 3.13%
,
07/12/41
(d)
........ 200 145,162
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
3.50%, 04/16/29
(d)
................ USD 1,181 $ 1,070,281
3.50%, 11/24/70
(b)
................ 760 490,200
1,560,481
South Korea — 0.3%
Export-Import Bank of Korea
3.63%, 11/27/23 ................. 1,300 1,286,675
0.63%, 06/29/24 ................. 1,000 933,630
Korea Development Bank (The), 3.75%
,
01/22/24 ...................... 1,000 988,000
Korea Electric Power Corp.
(d)
3.63%, 06/14/25 ................. 200 191,932
5.50%, 04/06/28 ................. 355 354,856
Korea Gas Corp., 1.13%
,
07/13/26
(d)
...... 500 432,110
4,187,203
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 2.00%
,
04/29/28
(b)
..................... 455 384,703
DP World Crescent Ltd., 3.75%
,
01/30/30
(d)
. 1,242 1,112,599
1,497,302
Total Foreign Agency Obligations — 1.0%
(Cost: $20,867,658) .............................. 17,807,868
Foreign Government Obligations
China — 0.0%
People's Republic of China, 2.63%
,
11/02/27
(d)
500 462,995
India — 0.0%
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25
(d)
200 192,287
Indonesia — 0.6%
(d)
Bank Negara Indonesia Persero Tbk. PT, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.47%), 4.30%
(a)(h)
.... 350 280,038
Pelabuhan Indonesia Persero PT, 4.25%
,
05/05/25 ...................... 300 288,033
Perusahaan Listrik Negara PT
(d)
4.13%, 05/15/27 ................. 700 645,330
6.25%, 01/25/49 ................. 650 534,950
Perusahaan Penerbit SBSN Indonesia III
(d)
2.30%, 06/23/25 ................. 1,000 935,110
4.40%, 06/06/27 ................. 1,125 1,080,000
2.80%, 06/23/30 ................. 1,600 1,347,800
Republic of Indonesia
4.13%, 01/15/25
(d)
................ 500 489,000
2.85%, 02/14/30 ................. 2,000 1,709,125
5.25%, 01/17/42
(d)
................ 1,400 1,265,075
4.63%, 04/15/43
(d)
................ 500 421,305
4.75%, 07/18/47
(d)
................ 1,400 1,178,013
5.45%, 09/20/52 ................. 225 208,712
10,382,491
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd., 3.08%
,
04/28/51
(d)
..................... 300 224,963
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
..... 539 417,784
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(d)
860 326,895

BlackRock Income Fund
Schedules of Investments
61
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Philippines — 0.1%
Republic of Philippines
1.95%, 01/06/32 ................. USD 400 $ 308,044
3.70%, 03/01/41 ................. 1,300 994,643
Republic of the Philippines, 2.65%
,
12/10/45 300 185,283
1,487,970
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(d)(e)(l)
6.35%, 06/28/24 ................. 819 200,297
6.83%, 07/18/26 ................. 1,218 304,728
505,025
Total Foreign Government Obligations — 0.8%
(Cost: $17,690,046) .............................. 14,000,410
Shares
Shares
Investment Companies
Invesco Senior Loan ETF ............. 91,531 1,848,011
iShares 0-5 Year High Yield Corporate Bond
ETF
(p)
........................ 530,200 21,176,188
iShares Floating Rate Bond ETF
(p)
....... 308,079 15,487,132
Total Investment Companies — 2.2%
(Cost: $42,360,108) .............................. 38,511,331
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (LIBOR USD
1 Month + 0.38%), 3.46%, 09/25/46
(a)
. 1,460 1,367,891
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 1,713 869,228
2,237,119
Commercial Mortgage-Backed Securities — 0.6%
BX Commercial Mortgage Trust, Series
2019-XL, Class G, (LIBOR USD 1 Month +
2.30%), 5.12%, 10/15/36
(a)(b)
......... 2,550 2,441,493
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 755,822
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(a)(b)
.... 1,000 779,937
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52
(f)
... 2,158 1,868,694
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, 3.65%, 10/10/34
(a)(b)
......... 990 898,346
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41
(a)(b)
..... 1,343 950,736
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
.................... 310 267,296
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 2,209 1,989,980
Series 2019-3, Class M3, 3.38%, 10/25/49 662 580,057
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class C, 4.65%,
09/15/58
(a)
..................... 1,000 920,475
11,452,836
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.26%, 08/15/57 .......... USD 25,395 $ 1,301,971
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 205,505
1,507,476
Total Non-Agency Mortgage-Backed Securities — 0.8%
(Cost: $17,293,409) .............................. 15,197,431
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
(f)
Millennium Corp. Claim ............... 393 —
Millennium Lender Claim .............. 418 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.3%
Banks — 0.6%
(a)(h)
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% ................. 4,130 3,479,525
JPMorgan Chase & Co.
Series FF, (SOFR 6 Month + 3.38%), 5.00% 125 112,719
Series HH, (SOFR 6 Month + 3.13%),
4.60% ...................... 180 156,798
PNC Financial Services Group, Inc. (The),
Series V, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.24%),
6.20% ........................ 175 165,375
SVB Financial Group, (US Treasury Yield Curve
Rate T Note Constant Maturity 10 Year +
3.06%), 4.10% .................. 9,298 6,340,472
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 132 111,622
10,366,511
Capital Markets — 0.0%
(a)(h)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 284 208,622
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 87 78,735
287,357
Consumer Finance — 0.3%
(a)(h)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 7,350 5,729,396
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 61 52,284
5,781,680
Electric Utilities — 0.3%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(h)
........... 4,906 4,035,185

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
62
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
x
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(h)
..................... USD 169 $ 147,539
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13%
(a)(h)
........... 2,070 1,700,596
Total Capital Trusts — 1.3%
(Cost: $26,660,730) .............................. 22,318,868
Shares
Shares
Preferred Stocks — 0.0%
Thrifts & Mortgage Finance — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $56,330)
(e)(g)
................. 57,545 964
Total Preferred Stocks — 0.0%
(Cost: $56,330) ................................ 964
Total Preferred Securities — 1.3%
(Cost: $26,717,060) .............................. 22,319,832
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.1%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2018-DNA1,
Class B1, (LIBOR USD 1 Month + 3.15%),
6.23%, 07/25/30
(a)
................ 1,500 1,459,408
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $1,500,000) .............................. 1,459,408
U.S. Treasury Obligations
U.S. Treasury Notes
1.50%, 02/29/24 ................. 22,334 21,477,282
3.25%, 08/31/24 ................. 240,480 236,140,086
3.13%, 08/31/27 ................. 96,000 92,085,000
1.25%, 09/30/28
(r)
................ 41,932 35,692,977
Total U.S. Treasury Obligations — 21.7%
(Cost: $396,770,133) ............................. 385,395,345
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(e)
(f)
............................ 1,799 —
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 495 $ 5,148
Total Warrants — 0.0%
(Cost: $—) .................................... 5,148
Total Long-Term Investments — 91.2%
(Cost: $1,795,197,158) ........................... 1,618,313,579
Short-Term Securities
Money Market Funds — 5.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(p)(s)
................. 101,941,923 101,941,923
Total Short-Term Securities — 5.7%
(Cost: $101,941,923) ............................. 101,941,923
Total Options Purchased — 0.0%
(Cost: $33,791) ................................ 35,164
Total Investments Before Options Written — 96.9%
(Cost: $1,897,172,872 ) ........................... 1,720,290,666
Total Options Written — (0.3)%
(Premium Received — $(3,423,368)) .................. (6,244,173)
Total Investments Net of Options Written — 96.6%
(Cost: $1,893,749,504 ) ........................... 1,714,046,493
Other Assets Less Liabilities — 3.4% ................... 59,606,519
Net Assets — 100.0% ..............................
$ 1,773,653,012

BlackRock Income Fund
Schedules of Investments
63
Schedule of Investments
(continued)
September 30, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $131,634, representing less than 0.01% of its net assets as of period end, and an original cost of $332,657.
(h)
Perpetual security with no stated maturity date.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Rounds to less than 1,000.
(o)
Fixed rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 518,858,639 $ — $ (416,916,716)
(a)
$ — $ — $ 101,941,923 101,941,923 $ 839,223 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 24,230,140 — — — (3,053,952) 21,176,188 530,200 1,153,209 —
iShares Floating Rate Bond ETF 15,662,737 — — — (175,605) 15,487,132 308,079 127,191 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... — 7,938,463 (7,890,193) (48,270) — — — 30,823 —
$ (48,270) $ (3,229,557) $ 138,605,243 $ 2,150,446 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
64
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 611 12/20/22 $ 68,470 $ (2,015,735)
U.S. Treasury Long Bond .................................................... 660 12/20/22 83,511 (7,024,839)
U.S. Treasury Ultra Bond .................................................... 356 12/20/22 48,661 (3,252,282)
U.S. Treasury 2 Year Note .................................................... 51 12/30/22 10,471 (4,846)
U.S. Treasury 5 Year Note .................................................... 3,880 12/30/22 416,888 (14,397,452)
3 Month SOFR ........................................................... 1,864 03/14/23 445,939 (14,962,570)
(41,657,724)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 5,273 12/20/22 590,906 28,219,400
U.S. Treasury 10 Year Ultra Note ............................................... 321 12/20/22 38,049 1,904,621
U.S. Treasury Long Bond .................................................... 459 12/20/22 58,078 4,324,021
U.S. Treasury Ultra Bond .................................................... 29 12/20/22 3,964 328,850
U.S. Treasury 5 Year Note .................................................... 190 12/30/22 20,415 724,371
35,501,263
$ (6,156,461)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 600,000 USD 588,197 Deutsche Bank AG 10/14/22 $ 240
GBP 150,000 USD 167,489 Deutsche Bank AG 10/14/22 30
USD 10,529 CHF 10,000 UBS AG 10/14/22 385
USD 50,672 EUR 51,000 Bank of America NA 10/14/22 655
USD 127,998 EUR 130,000 Citibank NA 10/14/22 503
USD 36,999 EUR 37,000 Morgan Stanley & Co. International plc 10/14/22 712
USD 33,253,874 EUR 32,760,000 UBS AG 10/14/22 1,125,226
USD 1,615,667 GBP 1,380,000 Bank of America NA 10/14/22 74,493
USD 172,823 EUR 172,000 Morgan Stanley & Co. International plc 12/21/22 3,186
1,205,430
EUR 95,000 USD 96,864 Bank of America NA 10/14/22 (3,696)
EUR 16,930,000 USD 17,163,651 JPMorgan Chase Bank NA 10/14/22 (559,927)
USD 104,243 EUR 108,000 Bank of America NA 10/14/22 (1,676)
USD 29,264 EUR 30,000 JPMorgan Chase Bank NA 10/14/22 (158)
USD 19,194 EUR 20,000 UBS AG 10/14/22 (421)
USD 36,693 GBP 34,000 Bank of America NA 10/14/22 (1,277)
USD 94,229 GBP 87,000 JPMorgan Chase Bank NA 10/14/22 (2,931)
USD 89,072 EUR 91,000 UBS AG 12/21/22 (678)
(570,764)
$ 634,666
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 9 10/21/22 EUR 3,400.00 EUR 299 $ 11,537
EURO STOXX 50 Index ....................... 1 11/18/22 EUR 3,400.00 EUR 33 1,690
STOXX Europe 600 Auto & Parts ................. 4 12/16/22 EUR 470.00 EUR 95 5,939
STOXX Europe 600 Auto & Parts ................. 7 12/16/22 EUR 350.00 EUR 167 2,041
STOXX Europe 600 Chemicals .................. 3 12/16/22 EUR 1,040.00 EUR 158 7,394

BlackRock Income Fund
Schedules of Investments
65
Schedule of Investments
(continued)
September 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
STOXX Europe 600 Chemicals .................. 4 12/16/22 EUR 840.00 EUR 211 $ 1,392
STOXX Europe 600 Personal & Household Goods ..... 2 12/16/22 EUR 800.00 EUR 89 1,744
$ 31,737
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 % Quarterly Barclays Bank plc 11/16/22 EUR 300.00 EUR 100 $ 19
Bought Protection on 5-Year
Credit Default Swap ......
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 Quarterly Barclays Bank plc 10/19/22 EUR 300.00 EUR 3,700 277
296
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 10/19/22 EUR 700.00 EUR 600 2,342
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 EUR 750.00 EUR 100 789
3,131
$ 3,427
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 9 10/21/22 EUR 3,200.00 EUR 299 $ (4,159)
EURO STOXX 50 Index ........................ 1 11/18/22 EUR 3,100.00 EUR 33 (611)
STOXX Europe 600 Auto & Parts .................. 4 12/16/22 EUR 400.00 EUR 95 (2,235)
STOXX Europe 600 Chemicals ................... 3 12/16/22 EUR 940.00 EUR 158 (2,880)
$ (9,885)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 525.00 EUR 100 $ (554)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
66
Schedule of Investments
(continued)
September 30, 2022
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.30% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 12/30/22 2.30 % USD 540,000 $ (77,416)
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.80% Semi-Annual
Goldman Sachs
International 12/30/22 3.8 0  USD 540,000 (6,156,318)
$ (6,233,734)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUROPE.CROSSOVER.38.V1 .... 5.00 % Quarterly 12/20/27 EUR 52 $ 2,622 $ 1,692 $ 930
ITRAXX.EUROPE.SUB.FINANCIALS.38.V1 .. 1.00 Quarterly 12/20/27 EUR 101 7,614 8,250 (636)
$ 10,236 $ 9,942 $ 294
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38.V2 ..... 5.00 % Quarterly 06/20/27 BB- USD 107,737 $ (2,274,123) $ 2,257,898 $ (4,532,021)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 40 $ (7,335) $ (2,622) $ (4,713)
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 60 (8,032) (3,079) (4,953)
thyssenkrupp AG ...... 1.00 Quarterly BNP Paribas SA 06/20/23 BB- EUR 30 (685) (667) (18)
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 30 (454) (562) 108
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB EUR 30 745 1,272 (527)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 90 (1,743) 6,988 (8,731)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 NR EUR 80 (12,156) (4,777) (7,379)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 50 111 1,627 (1,516)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC EUR 22 (6,098) (5,360) (738)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 13 (3,666) (3,177) (489)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 37 (10,301) (8,929) (1,372)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC EUR 11 (2,986) (2,665) (321)

BlackRock Income Fund
Schedules of Investments
67
Schedule of Investments
(continued)
September 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC EUR 22 $ (6,256) $ (5,449) $ (807)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 16 (4,536) (3,948) (588)
$ (63,392) $ (31,348) $ (32,044)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 2,267,840 $ — $ 930 $ (4,532,657) $ —
OTC Swaps ..................................................... 9,887 (41,235) 108 (32,152) —
Options Written ................................................... N/A N/A 1,718,401 (4,539,206) (6,244,173)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
68
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 35,501,263 $ — $ 35,501,263
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,205,430 — — 1,205,430
Options purchased
Investments at value — unaffiliated
(b)
........... — 3,427 31,737 — — — 35,164
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 930 — — — — 930
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 9,995 — — — — 9,995
$ — $ 14,352 $ 31,737 $ 1,205,430 $ 35,501,263 $ — $ 36,752,782
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 41,657,724 $ — $ 41,657,724
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 570,764 — — 570,764
Options written
(c)
Options written at value ..................... — 554 9,885 — 6,233,734 — 6,244,173
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 4,532,657 — — — — 4,532,657
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 73,387 — — — — 73,387
$ — $ 4,606,598 $ 9,885 $ 570,764 $ 47,891,458 $ — $ 53,078,705
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
(c)
Includes forward settling swaptions.
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 90,137 $ — $ (8,051,971) $ — $ (7,961,834)
Forward foreign currency exchange contracts .... — — — 77,923,490 — — 77,923,490
Options purchased
(a)
.................... — (61,758) (6,951,991) (1,639,491) (593,301) — (9,246,541)
Options written ........................ — 41,411 3,024,335 — 16,609 — 3,082,355
Swaps .............................. — (699,006) — — — — (699,006)
$ — $ (719,353) $ (3,837,519) $ 76,283,999 $ (8,628,663) $ — $ 63,098,464
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (3,882,778) $ — $ (3,882,778)
Forward foreign currency exchange contracts .... — — — (11,202,811) — — (11,202,811)
Options purchased
(b)
.................... — (5,948) 237,056 677,508 — — 908,616
Options written ........................ — 318 (215,099) — (2,818,234) — (3,033,015)
Swaps .............................. — (4,374,469) — — — — (4,374,469)
$ — $ (4,380,099) $ 21,957 $ (10,525,303) $ (6,701,012) $ — $ (21,584,457)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Income Fund
Schedules of Investments
69
Schedule of Investments
(continued)
September 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,212,773,669
Average notional value of contracts — short ................................................................................. $ 500,818,625
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 392,054,495
Average amounts sold — in USD ........................................................................................ $ 69,345,231
Options
Average value of option contracts purchased ................................................................................ $ 1,278,966
Average value of option contracts written ................................................................................... $ 133,777
Average notional value of swaption contracts purchased ......................................................................... $ 1,102,556
Average notional value of swaption contracts written ........................................................................... $ 270,024,501
Credit default swaps
Average notional value — buy protection ................................................................................... $ 37,487
Average notional value — sell protection ................................................................................... $ 73,692,803
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,619,105 $ 2,801,801
Forward foreign currency exchange contracts ................................................................. 1,205,430 570,764
Options
(a)
......................................................................................... 35,164 6,244,173
Swaps — centrally cleared .............................................................................. — 293,419
Swaps — OTC
(b)
.................................................................................... 9,995 73,387
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,869,694 $ 9,983,544
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,650,842) (3,105,105)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,218,852 $ 6,878,439
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 75,14 8 $ (12,747) $ — $ — $ 62,40 1
Barclays Bank plc ................................ 3,535 (3,535) — — —
Citibank NA .................................... 503 (503) — — —
Deutsche Bank AG ............................... 2 70 — — — 2 70
Goldman Sachs International ........................ 1,627 (1,627) — — —
JPMorgan Chase Bank NA .......................... 8,260 (8,260) — — —
Morgan Stanley & Co. International plc .................. 3,898 (3,898) — — —
UBS AG ...................................... 1,125,611 (1,099) — — 1,124,51 2
$ 1,218,852 $ (31,669) $ — $ — $ 1,187,18 3

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
70
Schedule of Investments
(continued)
September 30, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 12,7 47 $ (12,7 47 ) $ — $ — $ —
Barclays Bank plc ................................ 15,08 3 (3,535) — — 11,54 8
BNP Paribas SA ................................. 685 — — — 685
Citibank NA .................................... 11,018 (503) (10,515) — —
Credit Suisse International .......................... 12,15 6 — (12,156) — —
Goldman Sachs International ........................ 6,235,2 50 (1,627) (5,750,004) — 483,618
JPMorgan Chase Bank NA .......................... 585,865 (8,260) (10,743) — 566,862
Morgan Stanley & Co. International plc .................. 4,536 (3,898) — — 638
UBS AG ...................................... 1,09 9 (1,099) — — —
$ 6,878,439 $ (31,669) $ (5,783,415) $ — $ 1,063,3 51
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Income Fund
Schedules of Investments
71
Schedule of Investments
(continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 75,363,988 $ — $ 75,363,988
Common Stocks
Building Products ....................................... 3,889 — — 3,889
Chemicals ............................................ 255,967 — — 255,967
Commercial Services & Supplies ............................. — — 150 150
Construction & Engineering ................................ — 21,750 — 21,750
Electrical Equipment ..................................... — 130,670 — 130,670
Hotels, Restaurants & Leisure .............................. — — — —
IT Services ........................................... 57,897 — — 57,897
Life Sciences Tools & Services .............................. 180,019 — — 180,019
Machinery ............................................ — 141 — 141
Marine .............................................. — — — —
Media ............................................... 35,245 — — 35,245
Metals & Mining ........................................ 165,576 — — 165,576
Oil, Gas & Consumable Fuels ............................... 341,853 — — 341,853
Professional Services .................................... — 322,263 — 322,263
Software ............................................. 157,027 — — 157,027
Corporate Bonds
Aerospace & Defense .................................... — 13,662,335 — 13,662,335
Airlines .............................................. — 9,448,346 — 9,448,346
Auto Components ...................................... — 13,272,070 — 13,272,070
Automobiles .......................................... — 5,719,992 — 5,719,992
Banks ............................................... — 153,419,492 — 153,419,492
Beverages ........................................... — 5,127,695 — 5,127,695
Building Products ....................................... — 3,710,245 — 3,710,245
Capital Markets ........................................ — 43,446,953 — 43,446,953
Chemicals ............................................ — 17,424,814 — 17,424,814
Commercial Services & Supplies ............................. — 12,491,025 — 12,491,025
Communications Equipment ................................ — 2,930,403 — 2,930,403
Construction & Engineering ................................ — 1,015,645 — 1,015,645
Construction Materials .................................... — 1,449,885 — 1,449,885
Consumer Finance ...................................... — 10,287,179 — 10,287,179
Containers & Packaging .................................. — 9,017,668 — 9,017,668
Distributors ........................................... — 154,287 — 154,287
Diversified Consumer Services .............................. — 2,403,069 — 2,403,069
Diversified Financial Services ............................... — 9,742,967 — 9,742,967
Diversified Telecommunication Services ........................ — 43,170,120 — 43,170,120
Electric Utilities ........................................ — 13,953,864 — 13,953,864
Electrical Equipment ..................................... — 2,977,934 — 2,977,934
Electronic Equipment, Instruments & Components ................. — 1,642,556 — 1,642,556
Energy Equipment & Services .............................. — 3,674,512 — 3,674,512
Entertainment ......................................... — 3,638,093 — 3,638,093
Equity Real Estate Investment Trusts (REITs) .................... — 35,729,446 — 35,729,446
Food & Staples Retailing .................................. — 4,246,339 — 4,246,339
Food Products ......................................... — 9,499,541 — 9,499,541
Gas Utilities ........................................... — 89,467 — 89,467
Health Care Equipment & Supplies ........................... — 3,685,386 — 3,685,386
Health Care Providers & Services ............................ — 21,091,717 — 21,091,717
Hotels, Restaurants & Leisure .............................. — 23,925,633 — 23,925,633
Household Durables ..................................... — 9,073,793 — 9,073,793
Household Products ..................................... — 140,786 — 140,786
Independent Power and Renewable Electricity Producers ............ — 3,611,198 — 3,611,198
Industrial Conglomerates .................................. — 272,970 — 272,970
Insurance ............................................ — 14,687,495 — 14,687,495
Interactive Media & Services ............................... — 6,591,106 — 6,591,106

2022
BlackRock Annual Report to Shareholders
BlackRock Income Fund
72
Schedule of Investments
(continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Internet & Direct Marketing Retail ............................ $ — $ 3,279,250 $ — $ 3,279,250
IT Services ........................................... — 18,107,435 — 18,107,435
Leisure Products ....................................... — 152,135 — 152,135
Life Sciences Tools & Services .............................. — 1,735,766 — 1,735,766
Machinery ............................................ — 5,883,210 — 5,883,210
Marine .............................................. — 661,732 — 661,732
Media ............................................... — 33,278,803 — 33,278,803
Metals & Mining ........................................ — 15,968,997 — 15,968,997
Mortgage Real Estate Investment Trusts (REITs) .................. — 48,592 — 48,592
Multiline Retail ......................................... — 107,506 — 107,506
Multi-Utilities .......................................... — 3,770,954 — 3,770,954
Oil, Gas & Consumable Fuels ............................... — 70,524,940 — 70,524,940
Paper & Forest Products .................................. — 994,500 — 994,500
Personal Products ...................................... — 68,782 — 68,782
Pharmaceuticals ....................................... — 3,487,485 — 3,487,485
Professional Services .................................... — 1,707,430 — 1,707,430
Real Estate Management & Development ....................... — 16,768,226 — 16,768,226
Road & Rail ........................................... — 6,602,395 — 6,602,395
Semiconductors & Semiconductor Equipment .................... — 15,283,640 — 15,283,640
Software ............................................. — 23,153,831 — 23,153,831
Specialty Retail ........................................ — 15,740,500 — 15,740,500
Technology Hardware, Storage & Peripherals .................... — 181,984 — 181,984
Textiles, Apparel & Luxury Goods ............................ — 996,378 — 996,378
Thrifts & Mortgage Finance ................................ — 1,249,172 — 1,249,172
Tobacco ............................................. — 17,542,279 — 17,542,279
Trading Companies & Distributors ............................ — 3,252,480 — 3,252,480
Transportation Infrastructure ............................... — 434,886 — 434,886
Wireless Telecommunication Services ......................... — 5,927,028 — 5,927,028
Floating Rate Loan Interests
Aerospace & Defense .................................... — 6,979,201 — 6,979,201
Airlines .............................................. — 7,356,308 — 7,356,308
Auto Components ...................................... — 1,662,011 — 1,662,011
Automobiles .......................................... — 834,755 — 834,755
Beverages ........................................... — 1,782,871 — 1,782,871
Building Products ....................................... — 3,000,299 186,934 3,187,233
Capital Markets ........................................ — 4,409,755 1,331,915 5,741,670
Chemicals ............................................ — 7,626,438 — 7,626,438
Commercial Services & Supplies ............................. — 8,719,038 635,629 9,354,667
Communications Equipment ................................ — 931,313 — 931,313
Construction & Engineering ................................ — 2,597,309 — 2,597,309
Construction Materials .................................... — 1,978,288 272,310 2,250,598
Containers & Packaging .................................. — 5,143,858 — 5,143,858
Distributors ........................................... — 419,746 — 419,746
Diversified Consumer Services .............................. — 7,067,630 — 7,067,630
Diversified Financial Services ............................... — 7,603,755 503,225 8,106,980
Diversified Telecommunication Services ........................ — 8,133,127 724,412 8,857,539
Electric Utilities ........................................ — 542,853 — 542,853
Electrical Equipment ..................................... — 274,550 538,830 813,380
Electronic Equipment, Instruments & Components ................. — 557,250 — 557,250
Energy Equipment & Services .............................. — 57,933 10,299 68,232
Entertainment ......................................... — 7,415,706 — 7,415,706
Equity Real Estate Investment Trusts (REITs) .................... — 315,782 — 315,782
Food & Staples Retailing .................................. — 1,114,427 — 1,114,427
Food Products ......................................... — 7,393,916 — 7,393,916
Health Care Equipment & Supplies ........................... — 4,203,816 — 4,203,816
Health Care Providers & Services ............................ — 7,903,573 383,372 8,286,945
Health Care Technology .................................. — 2,201,467 — 2,201,467
Hotels, Restaurants & Leisure .............................. — 13,212,606 — 13,212,606
Household Durables ..................................... — 3,455,030 — 3,455,030
Household Products ..................................... — 1,194,704 — 1,194,704
Independent Power and Renewable Electricity Producers ............ — 757,861 — 757,861
Insurance ............................................ — 11,287,161 — 11,287,161
Interactive Media & Services ............................... — 4,961,408 — 4,961,408
Internet & Direct Marketing Retail ............................ — — 1,352,391 1,352,391
IT Services ........................................... — 6,399,387 195,179 6,594,566
Leisure Products ....................................... — 847,417 — 847,417

BlackRock Income Fund
Schedules of Investments
73
Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Life Sciences Tools & Services .............................. $ — $ 7,520,064 $ — $ 7,520,064
Machinery ............................................ — 13,437,633 — 13,437,633
Media ............................................... — 8,986,761 2,059,971 11,046,732
Metals & Mining ........................................ — 1,446,287 — 1,446,287
Multiline Retail ......................................... — — 375,408 375,408
Oil, Gas & Consumable Fuels ............................... — 3,692,549 — 3,692,549
Personal Products ...................................... — 3,397,784 2,347,067 5,744,851
Pharmaceuticals ....................................... — 4,966,781 974,518 5,941,299
Professional Services .................................... — 8,066,804 1,125,936 9,192,740
Real Estate Management & Development ....................... — 1,239,616 — 1,239,616
Road & Rail ........................................... — 2,893,109 — 2,893,109
Semiconductors & Semiconductor Equipment .................... — 189,530 — 189,530
Software ............................................. — 27,694,350 1,994,198 29,688,548
Specialty Retail ........................................ — 5,489,356 — 5,489,356
Technology Hardware, Storage & Peripherals .................... — 251,928 — 251,928
Textiles, Apparel & Luxury Goods ............................ — 837,453 — 837,453
Trading Companies & Distributors ............................ — 4,644,237 599,854 5,244,091
Transportation Infrastructure ............................... — 931,591 — 931,591
Wireless Telecommunication Services ......................... — 1,604,199 — 1,604,199
Foreign Agency Obligations ................................. — 17,807,868 — 17,807,868
Foreign Government Obligations .............................. — 14,000,410 — 14,000,410
Investment Companies .................................... 38,511,331 — — 38,511,331
Non-Agency Mortgage-Backed Securities ........................ — 13,328,737 1,868,694 15,197,431
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 22,318,868 — 22,318,868
U.S. Government Sponsored Agency Securities .................... — 1,459,408 — 1,459,408
U.S. Treasury Obligations ................................... — 385,395,345 — 385,395,345
Warrants .............................................. 5,148 — — 5,148
Short-Term Securities
Money Market Funds ...................................... 101,941,923 — — 101,941,923
Options Purchased
Credit contracts .......................................... — 3,427 — 3,427
Equity contracts .......................................... 31,737 — — 31,737
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (2,510) — (2,510)
$ 141,687,612 $ 1,561,119,288 $ 17,480,292 $ 1,720,287,192
Investments valued at NAV
(b)
...................................... 964
$ —
$ 1,720,288,156
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 1,038 $ — $ 1,038
Foreign currency exchange contracts ............................ — 1,205,430 — 1,205,430
Interest rate contracts ....................................... 35,501,263 — — 35,501,263
Liabilities
Credit contracts ........................................... — (4,565,363) — (4,565,363)
Equity contracts ........................................... (9,885) — — (9,885)
Foreign currency exchange contracts ............................ — (570,764) — (570,764)
Interest rate contracts ....................................... (41,657,724) (6,233,734) — (47,891,458)
$ (6,166,346) $ (10,163,393) $ — $ (16,329,739)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities

September 30, 2022
2022
BlackRock Annual Report to Shareholders
74
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 582,368,366 $ 934,964,684 $ 1,581,685,423
Investments, at value — affiliated
(b)
............................................................ 1,533,765 4,244,707 138,605,243
Cash   ............................................................................... 72,254 — 3,595,824
Cash pledged:
Collateral — reverse repurchase agreements .................................................... 1,105,000 3,861,535 —
Collateral — OTC derivatives .............................................................. 3,690,000 3,989,000 —
Futures contracts ...................................................................... 1,186,310 724,000 13,022,940
Centrally cleared swaps .................................................................. 712,000 952,000 11,147,000
Foreign currency, at value
(c)
................................................................. — — 5,152,233
Receivables: – – –
Investments sold ...................................................................... — — 26,838,674
TBA sale commitments .................................................................. 104,213,665 429,968,250 —
Capital shares sold ..................................................................... 488,757 555,955 4,896,935
Dividends — unaffiliated ................................................................. — — 22,026
Dividends — affiliated ................................................................... 5,372 40,311 188,818
Interest — unaffiliated ................................................................... 1,815,288 2,539,298 14,211,575
From the Manager ..................................................................... 16,859 48,753 159,357
Due from broker ....................................................................... — 1,000,000 —
Variation margin on futures contracts ......................................................... 259,020 259,046 2,619,105
Variation margin on centrally cleared swaps .................................................... 90,751 121,273 —
Swap premiums paid ..................................................................... — — 9,887
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 8,159 1,205,430
OTC swaps .......................................................................... — — 108
Prepaid expenses ....................................................................... 72,161 94,424 118,185
Total assets ...........................................................................
697,629,568 1,383,371,395 1,803,478,763
LIABILITIES
Bank overdraft .......................................................................... — 55,887 —
Cash received:
Collateral — TBA commitments ............................................................. 165,000 2,634,263 —
Options written, at value
(d)
.................................................................. 3,063,563 4,132,497 6,244,173
TBA sale commitments, at value
(e)
............................................................ 100,778,621 410,994,340 —
Reverse repurchase agreements, at value ....................................................... 80,359,283 109,101,297 —
Payables: – – –
Investments purchased .................................................................. 147,895,411 369,350,183 10,300,018
Accounting services fees ................................................................. 16,764 22,395 117,679
Administration fees ..................................................................... 13,345 17,925 60,488
Capital shares redeemed ................................................................. 768,350 1,601,215 7,338,455
Custodian fees ........................................................................ 11,540 10,715 29,310
Income dividend distributions .............................................................. 174,124 583,474 547,249
Investment advisory fees ................................................................. 72,133 116,349 693,197
Trustees' and Officer's fees ............................................................... 2,089 2,342 7,436
Other affiliate fees ..................................................................... — — 343
Professional fees ...................................................................... 65,638 52,447 76,963
Registration fees ...................................................................... — — 9,305
Service and distribution fees ............................................................... 32,966 69,095 54,315
Transfer agent fees .................................................................... 146,828 265,769 602,264
Other accrued expenses ................................................................. 10,591 34,542 2,675
Variation margin on futures contracts ......................................................... 16,652 121,657 2,801,801
Variation margin on centrally cleared swaps .................................................... — — 293,419
Swap premiums received .................................................................. — — 41,235
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 5,139 570,764
OTC swaps .......................................................................... — — 32,152
Unfunded floating rate loan interests ......................................................... — — 2,510
Total liabilities ..........................................................................
333,592,898 899,171,531 29,825,751
NET ASSETS ..........................................................................
$ 364,036,670 $ 484,199,864 $ 1,773,653,012

Statements of Assets and Liabilities
(continued)
September 30, 2022
75
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 518,805,872 $ 612,572,218 $ 2,275,976,301
Accumulated loss ....................................................................... (154,769,202) (128,372,354) (502,323,289)
NET ASSETS ..........................................................................
$ 364,036,670 $ 484,199,864 $ 1,773,653,012
(a)
  Investments, at cost — unaffiliated .......................................................... $ 640,905,151 $ 1,003,017,630 $ 1,754,902,157
(b)
  Investments, at cost — affiliated ............................................................ $ 1,533,765 $ 4,244,707 $ 142,270,715
(c)
  Foreign currency, at cost ................................................................. $ — $ — $ 5,217,342
(d)
  Premiums received .................................................................... $ 1,681,026 $ 2,320,839 $ 3,423,368
(e)
  Proceeds from TBA sale commitments ....................................................... $ 104,213,665 $ 429,968,250 $ —

Statements of Assets and Liabilities
(continued)
September 30, 2022
2022
BlackRock Annual Report to Shareholders
76
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
NET ASSET VALUE
Institutional
Net assets ............................................................................
$ 203,541,739 $ 201,444,264 $ 1,370,526,343
Shares outstanding .....................................................................
26,079,474 22,274,611 161,250,752
Net asset value ........................................................................
$ 7.80 $ 9.04 $ 8.50
Shares authorized ......................................................................
Unlimited Unlimited Unlimited
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.001
Investor A
Net assets ............................................................................
$ 97,870,911 $ 253,151,922 $ 161,675,050
Shares outstanding .....................................................................
12,486,885 27,931,016 19,023,054
Net asset value ........................................................................
$ 7.84 $ 9.06 $ 8.50
Shares authorized ......................................................................
Unlimited Unlimited Unlimited
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.001
Investor C
Net assets ............................................................................
$ 9,715,427 $ 8,781,431 $ 20,598,431
Shares outstanding .....................................................................
1,244,995 970,565 2,422,193
Net asset value ........................................................................
$ 7.80 $ 9.05 $ 8.50
Shares authorized ......................................................................
Unlimited Unlimited Unlimited
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.001
Class K
Net assets ............................................................................
$ 52,908,593 $ 17,327,825 $ 220,853,188
Shares outstanding .....................................................................
6,800,747 1,916,114 25,985,254
Net asset value ........................................................................
$ 7.78 $ 9.04 $ 8.50
Shares authorized ......................................................................
Unlimited Unlimited Unlimited
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.001
Class R
Net assets ............................................................................
$ — $ 3,494,422 $ —
Shares outstanding .....................................................................
— 385,541 —
Net asset value ........................................................................
$ — $ 9.06 $ —
Shares authorized ......................................................................
— Unlimited —
Par value ............................................................................
$ — $ 0.001 $ —

Statements of Operations
Year Ended September 30, 2022
77
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ — $ — $ 1,256,233
Dividends — affiliated ................................................................... 23,317 76,574 2,150,446
Interest — unaffiliated ................................................................... 9,802,489 13,696,309 102,832,319
Foreign taxes withheld .................................................................. — (418) (37,071)
Total investment income ...................................................................
9,825,806 13,772,465 106,201,927
EXPENSES
Investment advisory .................................................................... 1,599,590 2,355,692 11,747,666
Transfer agent — class specific ............................................................ 466,687 951,412 3,456,861
Service and distribution — class specific ...................................................... 453,471 896,922 769,903
Proxy .............................................................................. 327,642 — —
Administration ....................................................................... 199,508 254,107 973,240
Registration ......................................................................... 102,220 110,584 238,594
Administration — class specific ............................................................ 94,088 120,799 506,349
Accounting services .................................................................... 74,631 98,689 511,258
Custodian ........................................................................... 40,269 47,214 141,257
Trustees and Officer .................................................................... 9,039 10,538 42,523
Miscellaneous ........................................................................ 144,305 140,298 243,680
Total expenses excluding interest expense .......................................................
3,511,450 4,986,255 18,631,331
Interest expense ...................................................................... 606,448 944,988 —
Total expenses .........................................................................
4,117,898 5,931,243 18,631,331
Fees waived and/or reimbursed by the Manager ................................................. (427,147) (609,088) (260,869)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (258,169) (650,445) (1,639,053)
Administration fees waived by the Manager — class specific ......................................... (94,053) (120,660) (456,651)
Total expenses after fees waived and/or reimbursed ................................................
3,338,529 4,551,050 16,274,758
Net investment income ....................................................................
6,487,277 9,221,415 89,927,169
REALIZED AND UNREALIZED GAIN (LOSS) $ (77,677,380) $ (100,314,976) $ (456,825,423)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
............................................................ $ (28,546,461) $ (38,731,233) $ (356,237,226)
Investments — affiliated ............................................................... — — (48,270)
Forward foreign currency exchange contracts ................................................. — (341,082) 77,923,490
Foreign currency transactions ........................................................... — (75,958) (11,525,116)
Futures contracts .................................................................... 13,931,244 3,033,131 (7,961,834)
Options written ..................................................................... 1,667,740 1,707,975 3,082,355
Swaps   .......................................................................... (3,825,568) (5,601,583) (699,006)
(16,773,045) (40,008,750) (295,465,607)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
............................................................ (61,229,152) (58,556,762) (135,036,083)
Investments — affiliated ............................................................... — — (3,229,557)
Forward foreign currency exchange contracts ................................................. — (534) (11,202,811)
Foreign currency translations ............................................................ — (183,859) (598,376)
Futures contracts .................................................................... 334,984 (1,088,102) (3,882,778)
Options written ..................................................................... (1,688,745) (2,174,753) (3,033,015)
Swaps   .......................................................................... 1,678,578 1,697,784 (4,374,469)
Unfunded floating rate loan interests ....................................................... — — (2,727)
(60,904,335) (60,306,226) (161,359,816)
Net realized and unrealized loss ..............................................................
(77,677,380) (100,314,976) (456,825,423)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (71,190,103) $ (91,093,561) $ (366,898,254)
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................. $ — $ (6) $ —
(b)
Net of reduction in deferred foreign capital gain tax of ............................................. $ — $ 128 $ —

Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders
78
See notes to financial statements.
BlackRock GNMA Portfolio BlackRock Impact Mortgage Fund
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/22
Year Ended
09/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 6,487,277 $ 5,508,729 $ 9,221,415 $ 7,363,538
Net realized gain (loss) .................................................... (16,773,045) 4,684,107 (40,008,750) 7,811,714
Net change in unrealized appreciation (depreciation) ................................ (60,904,335) (8,213,537) (60,306,226) (27,128,902)
Net increase (decrease) in net assets resulting from operations ...........................
(71,190,103) 1,979,299 (91,093,561) (11,953,650)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
  Institutional ........................................................... (5,773,331) (7,757,190) (4,617,124) (5,766,221)
  Service .............................................................. — (47,369) — (3,791)
  Investor A ............................................................ (2,324,490) (2,916,277) (4,549,119) (4,978,441)
  Investor C ............................................................ (146,093) (297,478) (90,455) (111,837)
  Class K .............................................................. (1,136,070) (1,009,386) (325,694) (271,580)
  Class R .............................................................. — — (51,907) (47,691)
Return of capital: – – – –
  Institutional ........................................................... — — (288,871) —
  Investor A ............................................................ — — (284,617) —
  Investor C ............................................................ — — (5,659) —
  Class K .............................................................. — — (20,377) —
  Class R .............................................................. — — (3,248) —
Decrease in net assets resulting from distributions to shareholders .........................
(9,379,984) (12,027,700) (10,237,071) (11,179,561)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .........................
(119,814,560) (46,415,937) (86,076,455) (181,636,334)
NET ASSETS
Total decrease in net assets .................................................. (200,384,647) (56,464,338) (187,407,087) (204,769,545)
Beginning of year ..........................................................
564,421,317 620,885,655 671,606,951 876,376,496
End of year ..............................................................
$ 364,036,670 $ 564,421,317 $ 484,199,864 $ 671,606,951
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
79
Financial Statements
See notes to financial statements.
BlackRock Income Fund
Year Ended
09/30/22
Year Ended
09/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 89,927,169 $ 88,379,377
Net realized gain (loss) .................................................................................. (295,465,607) 69,470,950
Net change in unrealized appreciation (depreciation) .............................................................. (161,359,816) (45,319,286)
Net increase (decrease) in net assets resulting from operations .........................................................
(366,898,254) 112,531,041
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (118,754,490) (72,517,733)
  Investor A .......................................................................................... (11,001,082) (6,369,050)
  Investor C .......................................................................................... (1,390,190) (867,193)
  Class K ............................................................................................ (20,340,450) (11,080,525)
Decrease in net assets resulting from distributions to shareholders .......................................................
(151,486,212) (90,834,501)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
(979,194,690) 1,648,772,904
NET ASSETS
Total increase (decrease) in net assets ......................................................................... (1,497,579,156) 1,670,469,444
Beginning of year ........................................................................................
3,271,232,168 1,600,762,724
End of year ............................................................................................
$ 1,773,653,012 $ 3,271,232,168
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
80
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.72%, 0.55% and 0.42%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Institutional
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year .....................
$ 9.35  $ 9.50  $ 9.46  $ 9.13  $ 9.59
Net investment income
(a)
...........................
0.13  0.09  0.22  0.27  0.25
Net realized and unrealized gain (loss) ..................
(1.49) (0.04) 0.14  0.41  (0.38)
Net increase (decrease) from investment operations .......... (1.36) 0.05  0.36  0.68  (0.13)
Distributions
(b)
– – – – –
From net investment income ........................
(0.19) (0.20) (0.32) (0.35) (0.33)
Return of capital ................................. —  —  —  (0.00)
(c)
—
Total distributions ................................. (0.19) (0.20) (0.32) (0.35) (0.33)
Net asset value, end of year ......................... $ 7.80  $ 9.35  $ 9.50  $ 9.46  $ 9.13
Total Return
(d)
— — — — —
Based on net asset value ............................ (14.75)% 0.47% 3.86% 7.55% (1.36)%
Ratios to Average Net Assets
(e)
Total expenses ...................................
0.79%
(f)
0.57% 0.65% 1.14% 1.06%
Total expenses after fees waived and/or reimbursed ..........
0.62%
(f)
0.43% 0.48% 0.95% 0.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense .................................
0.49%
(f)
0.43% 0.42% 0.42% 0.42%
Net investment income .............................
1.43% 1.00% 2.28% 2.92% 2.69%
Supplemental Data
Net assets, end of year (000) .......................... $ 203,542  $ 363,815  $ 356,671  $ 264,811  $ 249,030
Portfolio turnover rate
(g)
.............................. 1,368% 1,443% 1,380% 1,482% 1,450%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
818% 859% 912% 947% 823%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
81
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.98%, 0.80% and 0.67%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Investor A
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year .....................
$ 9.39  $ 9.54  $ 9.50  $ 9.17  $ 9.63
Net investment income
(a)
...........................
0.11  0.07  0.19  0.25  0.23
Net realized and unrealized gain (loss) ..................
(1.49) (0.05) 0.15  0.40  (0.38)
Net increase (decrease) from investment operations .......... (1.38) 0.02  0.34  0.65  (0.15)
Distributions
(b)
– – – – –
From net investment income ........................
(0.17) (0.17) (0.30) (0.32) (0.31)
Return of capital ................................. —  —  —  (0.00)
(c)
—
Total distributions ................................. (0.17) (0.17) (0.30) (0.32) (0.31)
Net asset value, end of year ......................... $ 7.84  $ 9.39  $ 9.54  $ 9.50  $ 9.17
Total Return
(d)
— — — — —
Based on net asset value ............................ (14.89)% 0.23% 3.60% 7.27% (1.58)%
Ratios to Average Net Assets
(e)
Total expenses ...................................
1.05%
(f)
0.84% 0.93% 1.43% 1.33%
Total expenses after fees waived and/or reimbursed ..........
0.87%
(f)
0.68% 0.73% 1.20% 1.09%
Total expenses after fees waived and/or reimbursed and excluding interest expense .................................
0.74%
(f)
0.68% 0.67% 0.67% 0.67%
Net investment income .............................
1.22% 0.76% 2.04% 2.67% 2.44%
Supplemental Data
Net assets, end of year (000) .......................... $ 97,871  $ 151,434  $ 161,035  $ 137,065  $ 120,582
Portfolio turnover rate
(g)
.............................. 1,368% 1,443% 1,380% 1,482% 1,450%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
818% 859% 912% 947% 823%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
82
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.70%, 1.55% and 1.42%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Investor C
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ....................
$ 9.35  $ 9.50  $ 9.46  $ 9.13  $ 9.58
Net investment income
(a)
..........................
0.04  0.01  0.12  0.18  0.16
Net realized and unrealized gain (loss) .................
(1.49) (0.06) 0.15  0.40  (0.37)
Net increase (decrease) from investment operations ......... (1.45) (0.05) 0.27  0.58  (0.21)
Distributions
(b)
– – – – –
From net investment income .......................
(0.10) (0.10) (0.23) (0.25) (0.24)
Return of capital ................................ —  —  —  (0.00)
(c)
—
Total distributions ................................ (0.10) (0.10) (0.23) (0.25) (0.24)
Net asset value, end of year ........................ $ 7.80  $ 9.35  $ 9.50  $ 9.46  $ 9.13
Total Return
(d)
— — — — —
Based on net asset value ........................... (15.60)% (0.53)% 2.83% 6.49% (2.24)%
Ratios to Average Net Assets
(e)
Total expenses ..................................
1.77%
(f)
1.53% 1.63% 2.17% 2.07%
Total expenses after fees waived and/or reimbursed .........
1.62%
(f)
1.43% 1.48% 1.95% 1.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense ................................
1.49%
(f)
1.43% 1.42% 1.42% 1.42%
Net investment income ............................
0.44% 0.06% 1.30% 1.96% 1.70%
Supplemental Data
Net assets, end of year (000) ......................... $ 9,715  $ 18,415  $ 31,336  $ 34,257  $ 44,241
Portfolio turnover rate
(g)
............................. 1,368% 1,443% 1,380% 1,482% 1,450%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
818% 859% 912% 947% 823%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
83
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.62%, 0.50% and 0.37%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Class K
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year .....................
$ 9.32  $ 9.47  $ 9.43  $ 9.10  $ 9.55
Net investment income
(a)
...........................
0.15  0.11  0.22  0.27  0.25
Net realized and unrealized gain (loss) ..................
(1.50) (0.06) 0.14  0.41  (0.37)
Net increase (decrease) from investment operations .......... (1.35) 0.05  0.36  0.68  (0.12)
Distributions
(b)
– – – – –
From net investment income ........................
(0.19) (0.20) (0.32) (0.35) (0.33)
Return of capital ................................. —  —  —  (0.00)
(c)
—
Total distributions ................................. (0.19) (0.20) (0.32) (0.35) (0.33)
Net asset value, end of year ......................... $ 7.78  $ 9.32  $ 9.47  $ 9.43  $ 9.10
Total Return
(d)
— — — — —
Based on net asset value ............................ (14.65)% 0.52% 3.91% 7.62% (1.22)%
Ratios to Average Net Assets
(e)
Total expenses ...................................
0.67%
(f)
0.47% 0.54% 1.03% 0.94%
Total expenses after fees waived and/or reimbursed ..........
0.55%
(f)
0.38% 0.43% 0.90% 0.79%
Total expenses after fees waived and/or reimbursed and excluding interest expense .................................
0.42%
(f)
0.38% 0.37% 0.37% 0.37%
Net investment income .............................
1.72% 1.15% 2.34% 2.93% 2.73%
Supplemental Data
Net assets, end of year (000) .......................... $ 52,909  $ 30,757  $ 67,675  $ 45,934  $ 20,802
Portfolio turnover rate
(g)
.............................. 1,368% 1,443% 1,380% 1,482% 1,450%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
818% 859% 912% 947% 823%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
84
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Institutional
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ....................
$ 10.81  $ 11.11  $ 10.62  $ 10.03  $ 10.45
Net investment income
(a)
..........................
0.17  0.12  0.20  0.26  0.23
Net realized and unrealized gain (loss) .................
(1.75) (0.25) 0.51  0.62  (0.40)
Net increase (decrease) from investment operations ......... (1.58) (0.13) 0.71  0.88  (0.17)
Distributions
(b)
– – – – –
From net investment income .......................
(0.18) (0.17) (0.22) (0.29) (0.25)
Return of capital ................................ (0.01) —  —  (0.00)
(c)
—
Total distributions ................................ (0.19) (0.17) (0.22) (0.29) (0.25)
Net asset value, end of year ........................ $ 9.04  $ 10.81  $ 11.11  $ 10.62  $ 10.03
Total Return
(d)
— — — — —
Based on net asset value ........................... (14.77)% (1.16)% 6.72% 8.86% (1.68)%
Ratios to Average Net Assets
(e)
Total expenses ..................................
0.83% 0.65% 0.76% 1.20% 1.04%
Total expenses after fees waived and/or reimbursed .........
0.61% 0.45% 0.56% 0.96% 0.76%
Total expenses after fees waived and/or reimbursed and excluding interest expense ................................
0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income ............................
1.67% 1.10% 1.79% 2.51% 2.21%
Supplemental Data
Net assets, end of year (000) ......................... $ 201,444  $ 295,674  $ 412,161  $ 217,815  $ 166,465
Portfolio turnover rate
(f)
............................. 1,027% 715% 745% 837% 892%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
679% 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
85
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Investor A
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ....................
$ 10.83  $ 11.14  $ 10.65  $ 10.06  $ 10.47
Net investment income
(a)
..........................
0.15  0.09  0.18  0.24  0.20
Net realized and unrealized gain (loss) .................
(1.76) (0.26) 0.50  0.61  (0.39)
Net increase (decrease) from investment operations ......... (1.61) (0.17) 0.68  0.85  (0.19)
Distributions
(b)
– – – – –
From net investment income .......................
(0.15) (0.14) (0.19) (0.26) (0.22)
Return of capital ................................ (0.01) —  —  (0.00)
(c)
—
Total distributions ................................ (0.16) (0.14) (0.19) (0.26) (0.22)
Net asset value, end of year ........................ $ 9.06  $ 10.83  $ 11.14  $ 10.65  $ 10.06
Total Return
(d)
— — — — —
Based on net asset value ........................... (14.95)% (1.49)% 6.45% 8.57% (1.82)%
Ratios to Average Net Assets
(e)
Total expenses ..................................
1.09% 0.91% 1.02% 1.47% 1.31%
Total expenses after fees waived and/or reimbursed .........
0.86% 0.70% 0.81% 1.21% 1.01%
Total expenses after fees waived and/or reimbursed and excluding interest expense ................................
0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income ............................
1.43% 0.84% 1.61% 2.28% 1.96%
Supplemental Data
Net assets, end of year (000) ......................... $ 253,152  $ 340,582  $ 414,711  $ 354,704  $ 353,770
Portfolio turnover rate
(f)
............................. 1,027% 715% 745% 837% 892%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
679% 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
86
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Investor C
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ....................
$ 10.81  $ 11.12  $ 10.63  $ 10.04  $ 10.46
Net investment income
(a)
..........................
0.07  0.01  0.09  0.16  0.12
Net realized and unrealized gain (loss) .................
(1.74) (0.26) 0.51  0.61  (0.40)
Net increase (decrease) from investment operations ......... (1.67) (0.25) 0.60  0.77  (0.28)
Distributions
(b)
– – – – –
From net investment income .......................
(0.08) (0.06) (0.11) (0.18) (0.14)
Return of capital ................................ (0.01) —  —  (0.00)
(c)
—
Total distributions ................................ (0.09) (0.06) (0.11) (0.18) (0.14)
Net asset value, end of year ........................ $ 9.05  $ 10.81  $ 11.12  $ 10.63  $ 10.04
Total Return
(d)
— — — — —
Based on net asset value ........................... (15.53)% (2.23)% 5.66% 7.78% (2.66)%
Ratios to Average Net Assets
(e)
Total expenses ..................................
1.82% 1.65% 1.80% 2.30% 2.14%
Total expenses after fees waived and/or reimbursed .........
1.61% 1.45% 1.56% 1.96% 1.76%
Total expenses after fees waived and/or reimbursed and excluding interest expense ................................
1.45% 1.45% 1.45% 1.45% 1.45%
Net investment income ............................
0.64% 0.09% 0.84% 1.55% 1.21%
Supplemental Data
Net assets, end of year (000) ......................... $ 8,781  $ 14,221  $ 25,922  $ 26,193  $ 35,014
Portfolio turnover rate
(f)
............................. 1,027% 715% 745% 837% 892%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
679% 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
87
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Offering and Board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been
1.04%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Impact Mortgage Fund
Class K
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Period from
01/25/18
(a)
to 09/30/18
Net asset value, beginning of period .................
$ 10.81  $ 11.11  $ 10.62  $ 10.04  $ 10.27
Net investment income
(b)
.........................
0.19  0.12  0.20  0.25  0.14
Net realized and unrealized gain (loss) ................
(1.77) (0.24) 0.51  0.62  (0.20)
Net increase (decrease) from investment operations ........ (1.58) (0.12) 0.71  0.87  (0.06)
Distributions
(c)
– – – – –
From net investment income ......................
(0.18) (0.18) (0.22) (0.29) (0.17)
Return of capital ............................... (0.01) —  —  (0.00)
(d)
—
Total distributions ............................... (0.19) (0.18) (0.22) (0.29) (0.17)
Net asset value, end of period ...................... $ 9.04  $ 10.81  $ 11.11  $ 10.62  $ 10.04
Total Return
(e)
— — — — —
Based on net asset value .......................... (14.73)% (1.11)% 6.78% 8.81% (0.60)%
(f)
Ratios to Average Net Assets
(g)
Total expenses .................................
0.69% 0.54% 0.64% 1.06% 1.03%
(h)(i)
Total expenses after fees waived and/or reimbursed ........
0.56% 0.40% 0.51% 0.91% 0.86%
(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................
0.40% 0.40% 0.40% 0.40% 0.40%
(h)
Net investment income ...........................
1.84% 1.14% 1.79% 2.44% 2.03%
(h)
Supplemental Data
Net assets, end of period (000) ...................... $ 17,328  $ 16,753  $ 17,335  $ 5,031  $ 1,517
Portfolio turnover rate
(j)
............................ 1,027% 715% 745% 837% 892%
(k)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Period from
01/25/18
to 09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
679% 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
88
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Class R
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ....................
$ 10.83  $ 11.14  $ 10.65  $ 10.06  $ 10.47
Net investment income
(a)
..........................
0.12  0.06  0.16  0.21  0.18
Net realized and unrealized gain (loss) .................
(1.75) (0.25) 0.49  0.61  (0.40)
Net increase (decrease) from investment operations ......... (1.63) (0.19) 0.65  0.82  (0.22)
Distributions
(b)
– – – – –
From net investment income .......................
(0.13) (0.12) (0.16) (0.23) (0.19)
Return of capital ................................ (0.01) —  —  (0.00)
(c)
—
Total distributions ................................ (0.14) (0.12) (0.16) (0.23) (0.19)
Net asset value, end of year ........................ $ 9.06  $ 10.83  $ 11.14  $ 10.65  $ 10.06
Total Return
(d)
— — — — —
Based on net asset value ........................... (15.16)% (1.73)% 6.18% 8.30% (2.07)%
Ratios to Average Net Assets
(e)
Total expenses ..................................
1.45% 1.23% 1.36% 2.11% 1.64%
Total expenses after fees waived and/or reimbursed .........
1.11% 0.95% 1.06% 1.46% 1.26%
Total expenses after fees waived and/or reimbursed and excluding interest expense ................................
0.95% 0.95% 0.95% 0.95% 0.95%
Net investment income ............................
1.19% 0.59% 1.51% 2.06% 1.72%
Supplemental Data
Net assets, end of year (000) ......................... $ 3,494  $ 4,377  $ 5,133  $ 13,734  $ 19,660
Portfolio turnover rate
(f)
............................. 1,027% 715% 745% 837% 892%
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ..............................
679% 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
89
Financial Highlights
BlackRock Income Fund
Institutional
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ...................
$ 10.46  $ 10.22  $ 10.32  $ 10.13  $ 10.31
Net investment income
(a)
.........................
0.34  0.37  0.44  0.47  0.43
Net realized and unrealized gain (loss) ................
(1.75) 0.25  (0.06) 0.24  (0.18)
Net increase (decrease) from investment operations ........ (1.41) 0.62  0.38  0.71  0.25
Distributions
(b)
– – – – –
From net investment income ......................
(0.42) (0.38) (0.47) (0.52) (0.43)
From net realized gain ...........................
(0.13) —  (0.01) —  —
Total distributions ............................... (0.55) (0.38) (0.48) (0.52) (0.43)
Net asset value, end of year ....................... $ 8.50  $ 10.46  $ 10.22  $ 10.32  $ 10.13
Total Return
(c)
(13.95)% — — — —
Based on net asset value .......................... (13.95)% 6.13% 3.90%
(d)
7.22% 2.52%
Ratios to Average Net Assets
(e)
Total expenses .................................
0.73% 0.71% 0.73% 0.78% 0.83%
(f)
Total expenses after fees waived and/or reimbursed ........
0.62% 0.62% 0.62% 0.62% 0.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................
0.62% 0.62% 0.62% 0.62% 0.63%
Net investment income ...........................
3.57% 3.46% 4.35% 4.64% 4.22%
Supplemental Data
Net assets, end of year (000) ........................ $ 1,370,526  $ 2,622,329  $ 1,300,683  $ 919,409  $ 457,518
Portfolio turnover rate ............................. 133% 81% 92% 77% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 0.82%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
90
BlackRock Income Fund
Investor A
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ...................
$ 10.45  $ 10.22  $ 10.32  $ 10.13  $ 10.30
Net investment income
(a)
.........................
0.32  0.34  0.41  0.44  0.40
Net realized and unrealized gain (loss) ................
(1.74) 0.25  (0.05) 0.24  (0.16)
Net increase (decrease) from investment operations ........ (1.42) 0.59  0.36  0.68  0.24
Distributions
(b)
– – – – –
From net investment income ......................
(0.40) (0.36) (0.45) (0.49) (0.41)
From net realized gain ...........................
(0.13) —  (0.01) —  —
Total distributions ............................... (0.53) (0.36) (0.46) (0.49) (0.41)
Net asset value, end of year ....................... $ 8.50  $ 10.45  $ 10.22  $ 10.32  $ 10.13
Total Return
(c)
(14.08)% — — — —
Based on net asset value .......................... (14.08)% 5.77% 3.64%
(d)
6.96% 2.36%
Ratios to Average Net Assets
(e)
Total expenses .................................
0.91% 0.90% 0.97% 1.04% 1.12%
(f)
Total expenses after fees waived and/or reimbursed ........
0.87% 0.87% 0.87% 0.87% 0.88%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................
0.87% 0.87% 0.87% 0.87% 0.88%
Net investment income ...........................
3.35% 3.23% 4.10% 4.40% 3.94%
Supplemental Data
Net assets, end of year (000) ........................ $ 161,675  $ 230,457  $ 142,602  $ 102,857  $ 75,462
Portfolio turnover rate ............................. 133% 81% 92% 77% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.11%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
91
Financial Highlights
BlackRock Income Fund
Investor C
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ...................
$ 10.46  $ 10.23  $ 10.32  $ 10.13  $ 10.31
Net investment income
(a)
.........................
0.25  0.27  0.34  0.37  0.33
Net realized and unrealized gain (loss) ................
(1.75) 0.24  (0.05) 0.23  (0.18)
Net increase (decrease) from investment operations ........ (1.50) 0.51  0.29  0.60  0.15
Distributions
(b)
– – – – –
From net investment income ......................
(0.33) (0.28) (0.37) (0.41) (0.33)
From net realized gain ...........................
(0.13) —  (0.01) —  —
Total distributions ............................... (0.46) (0.28) (0.38) (0.41) (0.33)
Net asset value, end of year ....................... $ 8.50  $ 10.46  $ 10.23  $ 10.32  $ 10.13
Total Return
(c)
(14.81)% — — — —
Based on net asset value .......................... (14.81)% 4.97% 2.97%
(d)
6.16% 1.50%
Ratios to Average Net Assets
(e)
Total expenses .................................
1.67% 1.66% 1.73% 1.79% 1.84%
(f)
Total expenses after fees waived and/or reimbursed ........
1.62% 1.62% 1.62% 1.62% 1.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................
1.62% 1.62% 1.62% 1.62% 1.63%
Net investment income ...........................
2.58% 2.52% 3.37% 3.66% 3.21%
Supplemental Data
Net assets, end of year (000) ........................ $ 20,598  $ 35,555  $ 30,905  $ 32,197  $ 29,812
Portfolio turnover rate ............................. 133% 81% 92% 77% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.83%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
92
BlackRock Income Fund
Class K
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of year ...................
$ 10.45  $ 10.22  $ 10.32  $ 10.13  $ 10.31
Net investment income
(a)
.........................
0.35  0.37  0.44  0.47  0.44
Net realized and unrealized gain (loss) ................
(1.74) 0.25  (0.05) 0.24  (0.18)
Net increase (decrease) from investment operations ........ (1.39) 0.62  0.39  0.71  0.26
Distributions
(b)
– – – – –
From net investment income ......................
(0.43) (0.39) (0.48) (0.52) (0.44)
From net realized gain ...........................
(0.13) —  (0.01) —  —
Total distributions ............................... (0.56) (0.39) (0.49) (0.52) (0.44)
Net asset value, end of year ....................... $ 8.50  $ 10.45  $ 10.22  $ 10.32  $ 10.13
Total Return
(c)
(13.82)% — — — —
Based on net asset value .......................... (13.82)% 6.09% 3.95%
(d)
7.27% 2.57%
Ratios to Average Net Assets
(e)
Total expenses .................................
0.58% 0.57% 0.65% 0.69% 0.74%
(f)
Total expenses after fees waived and/or reimbursed ........
0.56% 0.56% 0.57% 0.57% 0.57%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................
0.56% 0.56% 0.57% 0.57% 0.57%
Net investment income ...........................
3.65% 3.52% 4.40% 4.65% 4.37%
Supplemental Data
Net assets, end of year (000) ........................ $ 220,853  $ 382,891  $ 126,573  $ 80,072  $ 15,849
Portfolio turnover rate ............................. 133% 81% 92% 77% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Notes to Financial Statements
93
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R
Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class
R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Herein Referred To As
Diversification
Classification
BlackRock GNMA Portfolio .................................................. GNMA Diversified
BlackRock Impact Mortgage Fund ............................................. Impact Mortgage Diversified
BlackRock Income Fund .................................................... Income Fund Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
94
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Managers’ policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based

Notes to Financial Statements
(continued)
95
Notes to Financial Statements
on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee, deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
96
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of September 30, 2022, certain investments of the Income Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(continued)
97
Notes to Financial Statements
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Income Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Income Fund Trident TPI Holdings, Inc., Delayed Draw Term Loan B3 ....... $ 46,059 $ 46,059 $ 43,549 $ (2,510)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
98
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended September 30, 2022, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of a Fund’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
Fund Name
Average
Borrowing
Weighted
Average Interest
Rate
GNMA ....................................................................................... $ 35,291,131 1.65%
Impact Mortgage ................................................................................ 69,152,901 1.09
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b)
GNMA
Credit Suisse AG ................................ $ (80,359,283) $ 80,359,283 $ — $ —
(c)
(a)
Collateral, if any, with a value of $81,325,186 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received
(a)
Net Amount
(b)
Impact Mortgage
BofA Securi t i es, Inc. .............................. $ (109,101,297) $ 108,026,708 $ 1,074,589 $ —
(c)
(a)
Collateral, if any, with a value of $108,026,708 and cash collateral with a value of $3,861,535 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Notes to Financial Statements
(continued)
99
Notes to Financial Statements
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
100
in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

Notes to Financial Statements
(continued)
101
Notes to Financial Statements
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Income Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Income Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Income Fund to the Manager.
With respect to Impact Mortgage, the Manager entered into a sub-advisory agreement with BIL, an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of Impact Mortgage for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Impact Mortgage to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended September 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
Investment Advisory Fees
Average Daily Net Assets GNMA Impact Mortgage
First $1 billion ............................................................................................ 0.340% 0.390%
$1 billion - $3 billion ........................................................................................ 0.320 0.370
$3 billion - $5 billion ........................................................................................ 0.310 0.350
$5 billion - $10 billion ....................................................................................... 0.300 0.340
Greater than $10 billion ...................................................................................... 0.280 0.330
Income Fund
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion .......................................................................................................... 0.500%
$1 billion - $2 billion ...................................................................................................... 0.450
$2 billion - $3 billion ...................................................................................................... 0.425
Greater than $3 billion .................................................................................................... 0.400
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —
Investor C ................................................................................................. 0.25 0.75%
Class R .................................................................................................. 0.25 0.25
Fund Name Investor A Investor C Class R Total
GNMA ............................................................................. $ 315,951 $ 137,520 $ — $ 453,471
Impact Mortgage ...................................................................... 758,894 117,768 20,260 896,922
Income Fund ......................................................................... 490,358 279,545 — 769,903
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
102
For the year ended September 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2022, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  September 30, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended September 30, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to GNMA and Income Fund , the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees GNMA and Income Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. With respect to Impact Mortgage, the Manager contractually agreed to waive its investment advisory fees by the amount of i nvestment advisory fees Impact M ortgage pays to the Manager indirectly through its investment in affiliated money market funds through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September
30, 2022, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of GNMA and Income Fund assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Impact Mortgage's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-
traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 56,073 $ 25,275 $ 2,750 $ 9,990 $ — $ 94,088
Impact Mortgage ...................................................... 53,404 60,709 2,355 3,521 810 120,799
Income Fund ......................................................... 393,355 39,227 5,591 68,176 — 506,349
Fund Name Institutional Investor A Total
GNMA ......................................................................................... $ 12,781 $ 2,403 $ 15,184
Impact Mortgage .................................................................................. 30,213 1,721 31,934
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ...................................................... $ 24,672 $ 3,945 $ 909 $ 180 $ — $ 29,706
Impact Mortgage ............................................... 1,982 38,073 2,730 68 155 43,008
Income Fund .................................................. 4,856 2,396 746 — — 7,998
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 305,963 $ 146,032 $ 11,845 $ 2,847 $ — $ 466,687
Impact Mortgage ...................................................... 409,222 511,132 17,481 2,714 10,863 951,412
Income Fund ......................................................... 3,212,426 174,920 27,700 41,815 — 3,456,861
Fund Name Other Fees
GNMA ................................................................................................................ $ 6,188
Impact Mortgage ......................................................................................................... 1,532
Income Fund ............................................................................................................ 8,338
Fund Name Investor A Investor C
GNMA ..................................................................................................... $ 4,423 $ 1,170
Impact Mortgage .............................................................................................. 3,307 1,736
Income Fund ................................................................................................. 29,897 5,231
Fund Name Amounts Waived
GNMA ............................................................................................................ $ 1,715
Impact Mortgage ..................................................................................................... 6,220
Income Fund ........................................................................................................ 81,743

Notes to Financial Statements
(continued)
103
Notes to Financial Statements
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amount are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2022, Income Fund waived $164,238 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2022, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and GNMA is permitted to lend under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
Fund Name Institutional Investor A Investor C Class K Class R
GNMA .................................................................. 0.42% 0.67% 1.42% 0.37% N/A
Impact Mortgage ........................................................... 0.45 0.70 1.45 0.40 0.95%
Income Fund .............................................................. 0.62 0.87 1.62 0.57 N/A
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
GNMA .................................................................................................................. $ 425,432
Impact Mortgage ........................................................................................................... 602,868
Income Fund .............................................................................................................. 14,888
Fund Name/Share Class
Administration Fees
Waived by the Manager -
Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
GNMA
Institutional .................................................................................... $ 56,073 $ 167,002
Investor A ..................................................................................... 25,275 83,231
Investor C ..................................................................................... 2,715 5,089
Class K ...................................................................................... 9,990 2,847
$ 94,053 $ 258,169
Impact Mortgage
Institutional .................................................................................... 53,299 271,647
Investor A ..................................................................................... 60,709 355,821
Investor C ..................................................................................... 2,355 11,466
Class K ...................................................................................... 3,487 2,662
Class R ...................................................................................... 810 8,849
$ 120,660 $ 650,445
Income Fund
Institutional .................................................................................... 393,355 1,609,471
Investor A ..................................................................................... 36,341 19,887
Investor C ..................................................................................... 4,919 5,629
Class K ...................................................................................... 22,036 4,066
$ 456,651 $ 1,639,053

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
104
During the year ended September 30, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended September 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended September 30, 2022, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2022, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on NAVs per share. As of period end, the following permanent differences attributable to distributions paid in excess of taxable income and non-deductible expenses were reclassified to the following accounts:
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Impact Mortgage ...................................................................... $ — $ 140,935 $ (14,394)
Income Fund ......................................................................... 158,751,529 46,451,126 (5,159,685)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
GNMA ............................................................. $ — $ — $ 9,228,233,913 $ 9,439,131,953
Impact Mortgage ...................................................... 46,351,261 399,880,921 7,032,005,520 6,872,173,778
Income Fund ......................................................... 1,021,795,713 618,361,167 2,077,133,080 3,164,455,640
Fund Name Purchases Sales
GNMA ............................................................................................. $ 3,709,141,881 $ 3,714,427,341
Impact Mortgage ...................................................................................... 2,397,704,309 2,398,181,116
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
GNMA .................................................................................. $ (4,163) $ 4,163
Impact Mortgage ........................................................................... (407,418) 407,418
Income Fund .............................................................................. (195) 195
—

Notes to Financial Statements
(continued)
105
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of September 30, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options, and foreign currency contracts, the timing and recognition of partnership income, dividends deemed recognized for tax purposes, the accounting for swap agreements, the accrual of income on securities in default, the classification of investments and amortization methods for premiums and discounts on fixed income securities.
(c)
The fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Fund Name
Year Ended
09/30/22
Year Ended
09/30/21
GNMA
Ordinary income ........................................................................................... $ 9,379,984 $ 12,027,700
Impact Mortgage
Ordinary income ........................................................................................... $ 9,634,299 $ 11,179,561
Return of capital ........................................................................................... 602,772 —
$ 10,237,071 $ 11,179,561
Income Fund
Ordinary income ........................................................................................... $ 142,705,246 $ 90,834,501
Long-term capital gains ...................................................................................... 8,780,966 —
$ 151,486,212 $ 90,834,501
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
GNMA ................................................................... $ (98,890,446) $ (55,878,756) $ — $ (154,769,202)
Impact Mortgage ............................................................ (76,785,156) (50,423,790) (1,163,408) (128,372,354)
Income Fund ............................................................... (299,356,860) (188,115,581) (14,850,848) (502,323,289)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
GNMA ......................................................... $ 642,506,553 $ 8,037,561 $ (63,742,193) $ (55,704,632)
Impact Mortgage .................................................. 1,007,326,953 23,779,785 (73,620,103) (49,840,318)
Income Fund .................................................... 1,899,656,084 37,340,430 (224,139,794) (186,799,364)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
106
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.

Notes to Financial Statements
(continued)
107
Notes to Financial Statements
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/22
Year Ended
09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
GNMA
Institutional
Shares sold .............................................
9,218,277 $ 81,732,822 17,597,000 $ 166,395,898
Shares issued in reinvestment of distributions ........................
587,876 5,088,814 710,416 6,709,784
Shares redeemed .........................................
(22,646,547) (200,258,139) (16,925,932) (159,655,233)
(12,840,394) $ (113,436,503) 1,381,484 $ 13,450,449
Service
(a)
Shares sold .............................................
— $ — 40,001 $ 379,504
Shares issued in reinvestment of distributions ........................
— — 4,966 46,955
Shares redeemed and automatic conversion of shares ...................
— — (484,343) (4,548,368)
— $ — (439,376) $ (4,121,909)
Investor A
Shares sold and automatic conversion of shares .......................
798,490 $ 7,138,866 4,840,842 $ 45,929,241
Shares issued in reinvestment of distributions ........................
246,613 2,135,768 282,583 2,681,353
Shares redeemed .........................................
(4,689,942) (41,152,448) (5,869,030) (55,593,851)
(3,644,839) $ (31,877,814) (745,605) $ (6,983,257)
Investor C
Shares sold .............................................
84,897 $ 761,994 765,088 $ 7,243,092
Shares issued in reinvestment of distributions ........................
16,416 140,423 30,698 290,549
Shares redeemed .........................................
(826,675) (7,315,083) (2,124,112) (20,042,199)
(725,362) $ (6,412,666) (1,328,326) $ (12,508,558)
Class K
Shares sold .............................................
4,064,896 $ 36,918,202 677,934 $ 6,382,442
Shares issued in reinvestment of distributions ........................
133,512 1,134,944 105,302 993,252
Shares redeemed .........................................
(698,630) (6,140,723) (4,628,107) (43,628,356)
3,499,778 $ 31,912,423 (3,844,871) $ (36,252,662)
(13,710,817) $ (119,814,560) (4,976,694) $ (46,415,937)
Impact Mortgage
Institutional
Shares sold .............................................
22,949,288 $ 228,645,758 13,738,282 $ 150,672,265
Shares issued in reinvestment of distributions ........................
435,769 4,341,443 468,348 5,116,557
Shares redeemed .........................................
(28,467,067) (283,556,816) (23,932,381) (261,258,422)
(5,082,010) $ (50,569,615) (9,725,751) $ (105,469,600)
Service
(a)
Shares sold .............................................
— $ — 2,622 $ 28,469
Shares issued in reinvestment of distributions ........................
— — 323 3,551
Shares redeemed and automatic conversion of shares ...................
— — (103,180) (1,137,606)
— $ — (100,235) $ (1,105,586)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
108
(a)
On July 6, 2021, the Fund’s issued and outstanding Service Shares converted into Investor A Shares.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/22
Year Ended
09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold and automatic conversion of shares .......................
2,960,074 $ 30,363,913 5,305,826 $ 58,316,134
Shares issued in reinvestment of distributions ........................
408,876 4,070,686 388,019 4,246,875
Shares redeemed .........................................
(6,880,569) (69,966,546) (11,481,187) (125,757,732)
(3,511,619) $ (35,531,947) (5,787,342) $ (63,194,723)
Investor C
Shares sold .............................................
354,130 $ 3,716,160 639,077 $ 7,022,572
Shares issued in reinvestment of distributions ........................
9,647 94,437 10,013 109,578
Shares redeemed .........................................
(708,324) (7,267,391) (1,664,928) (18,248,883)
(344,547) $ (3,456,794) (1,015,838) $ (11,116,733)
Class K
Shares sold .............................................
1,104,802 $ 11,094,818 602,367 $ 6,572,718
Shares issued in reinvestment of distributions ........................
34,886 345,155 24,851 271,311
Shares redeemed .........................................
(773,566) (7,780,417) (636,845) (6,960,109)
366,122 $ 3,659,556 (9,627) $ (116,080)
Class R
Shares sold .............................................
323,593 $ 3,271,112 135,975 $ 1,487,159
Shares issued in reinvestment of distributions ........................
5,541 54,916 4,338 47,453
Shares redeemed .........................................
(347,720) (3,503,683) (197,045) (2,168,224)
(18,586) $ (177,655) (56,732) $ (633,612)
(8,590,640) $ (86,076,455) (16,695,525) $ (181,636,334)
Income Fund
Institutional
Shares sold .............................................
75,756,064 $ 724,606,917 177,283,497 $ 1,871,718,030
Shares issued in reinvestment of distributions ........................
11,321,323 109,321,510 6,094,766 64,281,239
Shares redeemed .........................................
(176,641,183) (1,682,014,980) (59,774,286) (630,929,091)
(89,563,796) $ (848,086,553) 123,603,977 $ 1,305,070,178
Investor A
Shares sold and automatic conversion of shares .......................
5,320,885 $ 51,130,628 12,206,813 $ 128,976,885
Shares issued in reinvestment of distributions ........................
1,083,738 10,415,086 570,018 6,009,637
Shares redeemed .........................................
(9,425,003) (90,021,852) (4,681,731) (49,354,869)
(3,020,380) $ (28,476,138) 8,095,100 $ 85,631,653
Investor C
Shares sold .............................................
258,364 $ 2,479,983 1,136,913 $ 12,023,586
Shares issued in reinvestment of distributions ........................
136,755 1,323,276 78,940 836,736
Shares redeemed and automatic conversion of shares ...................
(1,371,612) (13,063,958) (838,572) (8,858,075)
(976,493) $ (9,260,699) 377,281 $ 4,002,247
Class K
Shares sold .............................................
9,968,073 $ 95,082,729 29,160,407 $ 305,863,192
Shares issued in reinvestment of distributions ........................
2,114,275 20,333,846 1,021,889 10,778,113
Shares redeemed .........................................
(22,720,042) (208,787,875) (5,939,577) (62,572,479)
(10,637,694) $ (93,371,300) 24,242,719 $ 254,068,826
(104,198,363) $ (979,194,690) 156,319,077 $ 1,648,772,904

Report of Independent Registered Public Accounting Firm
109
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock GNMA Portfolio, BlackRock Impact Mortgage Fund (formerly BlackRock U.S. Government Bond Portfolio) and BlackRock Income
Fund and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock GNMA Portfolio, BlackRock Impact Mortgage Fund (formerly BlackRock U.S.
Government Bond Portfolio) and BlackRock Income Fund of BlackRock Funds V (the “Funds”), including the schedules of investments, as of September 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 22, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)
2022
BlackRock Annual Report to Shareholders
110
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2022:
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended September 30, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2022:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2022 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2022:
Fund Name
Qualified Dividend
Income
Income Fund ...................................................................................................... $ 8,388,350
Fund Name
20% Rate Long-Term
Capital Gain Dividends
Income Fund ...................................................................................................... $ 8,780,966
Fund Name Federal Obligation Interest
GNMA .......................................................................................................... $ 89,456
Impact Mortgage ................................................................................................... 3,380,002
Income Fund ...................................................................................................... 2,785,617
Fund Name
Dividends-Received
Deduction
Income Fund ........................................................................................................ 2.04%
Fund Name Interest Dividends
GNMA .......................................................................................................... $ 9,385,331
Impact Mortgage ................................................................................................... 9,634,299
Income Fund ...................................................................................................... 87,527,547
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gain
GNMA ....................................................................................... $ 9,385,331 $ —
Impact Mortgage ................................................................................ 8,942,087 —
Income Fund ................................................................................... 64,514,786 30,123,764

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
111
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on April 14, 2022 (the
“April Meeting”) and May 19-20, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Income Fund (the “Income Fund”), BlackRock GNMA Portfolio (the “GNMA Portfolio”) and BlackRock Impact Mortgage Fund (the “Impact
Mortgage Fund” and collectively with the Income Fund and the GNMA Portfolio, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and
BlackRock International Limited (“BIL”), with respect to the Income Fund and the Impact Mortgage Fund and (2) the Manger and BlackRock (Singapore) Limited (“BRS” and
together with BIL, the “Sub-Advisors”), with respect to the Income Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Annual Report to Shareholders
112
following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each
Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology;
commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Income Fund ranked in the fourth, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Income Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, the GNMA Portfolio ranked in the first, second and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the GNMA Portfolio’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for each of the one-, three- and five-year periods reported, the Impact Mortgage Fund ranked in the first quartile against its Performance
Peers. The Board noted that effective September 1, 2022, the Impact Mortgage Fund had undergone a change in its investment strategy, and in connection therewith, had changed its name from BlackRock U.S Government Bond Portfolio to BlackRock Impact Mortgage Fund.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
113
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Income Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the Income Fund’s Expense Peers. The Board also noted that the Income Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Income Fund increases above certain contractually specified levels. The Board noted that if the size of the Income Fund were to decrease, the Income Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Income Fund’s total expenses as a percentage of the Income Fund’s average daily net assets on a class-by-class basis.
The Board noted that the GNMA Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the GNMA Portfolio’s Expense Peers. The Board also noted that the GNMA Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the GNMA Portfolio increases above certain contractually specified levels. The Board noted that if the size of the GNMA Portfolio were to decrease, the GNMA Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the GNMA Portfolio’s total expenses as a percentage of the GNMA Portfolio’s average daily net assets on a class-by-
class basis.
The Board noted that the Impact Mortgage Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the Impact Mortgage Fund’s Expense Peers. The Board also noted that the Impact Mortgage Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Impact Mortgage Fund increases above certain contractually specified levels. The Board noted that if the size of the Impact Mortgage Fund were to decrease, the Impact Mortgage Fund could lose the benefit of one or more breakpoints. The
Board further noted that BlackRock and the Board have contractually agreed to a cap on the Impact Mortgage Fund’s total expenses as a percentage of the Impact Mortgage
Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Annual Report to Shareholders
114
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, approved, by unanimous vote of those present, the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
115
Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Chair of the Board (Since
2022) Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
69 RICs consisting of 100 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022) Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
71 RICs consisting of 102 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
69 RICs consisting of 100 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(Lead Independent
Director and non Executive
Vice Chair of the Board)
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Visiting Professor, Princeton University for the 2013
to 2014 academic year and Spring 2017 semester; Professor in the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
71 RICs consisting of 102 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
69 RICs consisting of 100 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
69 RICs consisting of 100 Portfolios The Boeing Company
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
69 RICs consisting of 100 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
71 RICs consisting of 102 Portfolios PennyMac Mortgage
Investment Trust

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders
116
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 264 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 266 Portfolios None

Trustee and Officer Information
(continued)
117
Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective May 31, 2022, Karen P. Robards retired as a Trustee of the Trust.
Effective December 31, 2021, Richard E. Cavanagh and Michael J. Castellano retired as Trustees of the Trust.

Additional Information
2022
BlackRock Annual Report to Shareholders
118
General Information
Quarterly performance, semi-annual and annual reports , current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
119
Additional Information
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Income Fund and BlackRock Impact Mortgage Fund.
(b)
For BlackRock Income Fund.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
120
Currency Abbreviation
CHF Swiss Franc
COP Colombian Peso
EUR Euro
GBP British Pound
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
TaxableCGU-9/22-AR

September 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackroc k.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities (MSCI
Europe, Australasia, Far
East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(10.42) (14.15)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2022
2022
BlackRock Annual Report to Shareholders
4
BlackRock Sustainable High Yield Bond Fund
Investment Objective
BlackRock Sustainable High Yield Bond Fund's (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2022, the Fund’s Class K and Institutional Shares outperformed the benchmark, the Bloomberg U.S. Corporate High Yield 2%
Issuer Capped Index. For the same period, the Investor A shares performed in line.
What factors influenced performance?
The Fund’s underweight in the midstream energy sector was a strong contributor to relative performance, as were underweights in the retail and pharmaceuticals sectors.
An underweight in BB rated bonds also contributed. Asset allocation was an additional contributor, highlighted by a tactical, out-of-benchmark allocation to senior loans.
Securities in the category typically offer floating rates, which led to heightened investor demand in the rising-rate environment.
On the other hand, overweights in the technology and wireline telecommunications sectors hurt performance. Liquid products used to manage the Fund’s positioning, including derivatives, credit default swaps and exchange-traded funds, detracted from results. An overweight in CCC issues, which lagged the broader market, also detracted.
Describe recent portfolio activity.
The investment adviser strived to maintain below-average portfolio risk at a time of elevated concerns about rising interest rates and slowing economic growth. The investment adviser sought to accomplish this by reducing the Fund’s credit exposure and lowering portfolio duration (interest rate sensitivity) over the course of the period.
The investment adviser also reduced the Fund’s tactical allocation to equities, while maintaining its position in senior loans. At the sector level, the investment adviser reduced the portfolio’s weighting in healthcare issues.
Describe portfolio positioning at period end.
B rated bonds were the Fund’s largest position by credit rating, followed by BBs and CCCs, respectively. The Fund remained underweight in the distressed category. Loans were less than 10% of the portfolio. The investment adviser stayed focused on bottom-up security selection, assessing each issuer in the portfolio to assess the potential impact of the headwinds facing the economy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)
5
Fund Summary
BlackRock Sustainable High Yield Bond Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on July 22, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, tr ansaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge .
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield bonds.
(c)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 7.25% 5.84% (13.97)% N/A (11.85)% N/A%
Investor A ................................................... 6.71 5.36 (14.18) (17.61)% (12.07) (15.03)
Class K .................................................... 7.29 6.05 (13.93) N/A (11.81) N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index ............ — — (14.15) N/A (11.57) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on July 22, 2021.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
6
BlackRock Sustainable High Yield Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 896.00 $ 2.71 $ 1,000.00 $ 1,022.21 $ 2.89 0.57%
Investor A ................................ 1,000.00 896.20 3.90 1,000.00 1,020.96 4.15 0.82
Class K .................................. 1,000.00 896.20 2.52 1,000.00 1,022.41 2.69 0.53
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 88.8%
Floating Rate Loan Interests ........................... 10.4
Common Stocks ................................... 0.7
Preferred Securities ................................. 0.1
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
BBB/Baa ....................................... 4.3%
BB/Ba ......................................... 45.5
B ............................................ 36.8
CCC/ Caa ....................................... 12.0
NR ........................................... 1.4
(a)
Excludes short-term securities.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of September 30, 2022
7
Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Investment Objective
BlackRock Sustainable Low Duration Bond Fund's (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the period beginning with the Fund’s inception on October 18, 2021 and ending on September 30, 2022, the Fund underperformed its benchmark, the ICE BofA 1-3 Year
U.S. Corporate & Government Index.
What factors influenced performance?
Allocations to mortgage-backed securities (“MBS”), investment-grade corporate bonds, high yield bonds and asset-backed securities (“ABS”) detracted from performance.
Duration and yield curve positioning were the primary contributors to performance, followed by underweights in the emerging markets and U.S. Treasuries. (Duration is a measure of interest rate sensitivity.)
The Fund held derivatives during the reporting period. Specifically, it used futures and interest rate swaps to manage its duration and yield curve positioning. It also used currency forward contracts to manage currency risk or take active currency positions, and it used options on swaps to express views on volatility. In the aggregate, the Fund’s use of derivatives had a positive impact on performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The Fund held a short duration bias early in the reporting period, based on the view that persistent inflation would prompt the Fed to keep raising interest rates. Toward the end of the summer of 2022, the market started to price in a terminal fed funds rate (in other words, the point at which the Fed could stop hiking) in the range of 4.25-4.5%.
As a result, the investment adviser shifted the Fund to neutral duration stance. In September 2022, the Fund adopted a slightly long duration bias. This shift reflected the investment adviser’s view that the market was close to pricing in the full extent of Fed rate hikes.
The Fund tactically adjusted its positioning in investment-grade corporate bonds during the course of the year, with a preference for new-issue deals that offered attractive concessions. While credit fundamentals largely remained stable, reinforced by solid earnings and a healthy U.S. labor market, the investment adviser slightly trimmed to the allocation to corporate issues in the second and third quarters of 2022 and rotated into Treasuries on the expectation that yield spreads would widen.
The investment adviser maintained a steady positioning within high yield, where it held an allocation to help enhance portfolio income. Similarly, the investment adviser maintained the Fund’s position in ABS, with a focus on deals backed by high-quality consumer collateral. It also added to AAA rated collateralized loan obligations in both the primary and secondary markets throughout the period, as the category’s attractive yields versus corporates created a compelling relative value opportunity. Within commercial mortgage-backed securities (“CMBS”), the investment adviser maintained an allocation to multi-family deals on the belief that they could prove resilient in a recession.
Since the Fund is managed with sustainability goals in mind, the investment adviser invested in impact MBS. Impact MBS are custom pools created by Fannie Mae for
BlackRock that support the former’s “Duty to Serve” goals. These pools include specific mortgage borrowers, such as low-income and very low-income family homes, as well as homes in low-income and high-minority areas. In general, such mortgages provide credit to a targeted group of borrowers, for whom the benefits of homeownership could have a significant social impact. The investment adviser also increased the Fund’s allocation to green bonds in the first half of the period. Unlike a debt offering from a company that presents its overall operations as environmentally friendly, green bond proceeds are ring-fenced on the issuer’s balance sheet, set aside for the exclusive purpose of financing one or more projects deemed environmentally beneficial. The investment adviser primarily added green bonds from AAA rated sovereign issuers.
Describe portfolio positioning at period end.
The Fund had a long duration bias predicated on the view that the market was close to pricing in the Fed’s terminal rate accurately. The Fund maintained an allocation to
U.S. Treasuries on the belief the economy would eventually slow, but it was underweight in the asset class. The Fund was overweight in investment-grade corporate bonds.
Relative to the government/credit index, the Fund held structural out-of-benchmark allocations to high yield bonds, ABS, CMBS and agency and non-agency MBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
8
BlackRock Sustainable Low Duration Bond Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on October 18, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund normally invests at least 80% of its assets in bonds. The Fund may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”).
(c)
ICE BofA 1-3 Year U.S. Corporate & Government Index, an unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years.
Total Returns
(a)
Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... 3.50% 2.58% (6.24)% N/A
Investor A ........................................................................... 3.17 2.31 (6.46) (8.57) %
Class K ............................................................................ 3.53 2.76 (6.20) N/A
ICE BofA 1-3 Year U.S. Corporate & Government Index .......................................... — — (4.91) N/A
(a)
Assuming maximum sales charges, if any. Annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees .
(b)
The Fund commenced operations on October 18, 2021.

Fund Summary
as of September 30, 2022 (continued)
9
Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 967.40 $ 1.87 $ 1,000.00 $ 1,023.16 $ 1.93 0.38%
Investor A ................................ 1,000.00 966.20 3.15 1,000.00 1,021.86 3.24 0.64
Class K .................................. 1,000.00 967.60 1.73 1,000.00 1,023.31 1.78 0.35
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 34.0%
U.S. Treasury Obligations ............................. 28.1
Asset-Backed Securities .............................. 14.7
U.S. Government Sponsored Agency Securities .............. 10.6
Non-Agency Mortgage-Backed Securities .................. 7.3
Foreign Agency Obligations ............................ 5.3
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 62.4%
AA/Aa ......................................... 1.0
A ............................................ 12.1
BBB/Baa ....................................... 15.8
BB/Ba ......................................... 3.8
B ............................................ 1.9
CCC/Caa ....................................... 0.0
(d)
NR ........................................... 3.0
(a)
Excludes short-term securities and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

Fund Summary
as of September 30, 2022
2022
BlackRock Annual Report to Shareholders
10
BlackRock Sustainable Total Return Fund
Investment Objective
BlackRock Sustainable Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index
(the "Benchmark") while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the period beginning with the Fund’s inception on October 18, 2021 and ending on September 30, 2022, the Fund underperformed its benchmark, the Bloomberg U.S.
Aggregate Bond Index.
What factors influenced performance?
The Fund’s allocation to securitized assets, U.S. high yield bonds, and European corporate issues detracted from relative performance. Its duration and yield curve positioning contributed, as did its positioning with respect to foreign currencies. (Duration is a measure of interest rate sensitivity.)
Describe recent portfolio activity.
The investment environment was highly challenging, with most areas of the fixed-income market losing ground on concerns about high inflation, global monetary policy tightening, Russia’s invasion of Ukraine, and the prospect of slowing economic growth.
Given these crosscurrents, the investment adviser maintained a defensive positioning in the early part of the period. It favored-higher-quality securities during this time, and it increased the portfolio’s allocations to U.S. investment-grade corporate bonds, agency mortgage-backed securities (“MBS”) and short-term debt within the securitized category. The investment adviser also tactically added to duration (interest-rate sensitivity) on the short end of the yield curve following the increase in yields in early 2022.
The investment adviser maintained low allocations to high yield bonds and emerging market debt due to the ongoing volatility across the credit sectors.
In the second calendar quarter of 2022, the investment advisor tactically moved to an underweight in U.S. duration in response to market volatility and the steepening of the yield curve. It also added a position in Treasury Inflation Protected Securities due to their attractive valuations and ability to offset rising inflation. The investment adviser selectively deployed some of the Fund’s cash position as both yields and yield spreads reached what the investment adviser saw as more attractive levels, but it reduced the portfolio’s allocation to agency MBS.
The investment adviser tactically added duration on the front end of the yield curve in the third quarter 2022. It moved from an underweight to neutral on the longer end on the belief that this market segment had begun to offer a more favorable risk/reward profile following the rise in yields. It also actively rotated across select spread sectors to capitalize on an increasingly compelling opportunity set. The investment adviser favored U.S. investment-grade corporates for their attractive valuations, and tactically added to agency MBS. The investment adviser also rotated opportunistically into high-quality securitized assets given their attractive yields.
Describe portfolio positioning at period end.
The Fund held a neutral duration positioning relative to the index. It was overweight in investment-grade corporate bonds, with a focus on short-term issues, and it favored higher-quality securities in collateralized mortgage obligations and commercial mortgage-backed securities. The investment adviser remained cautious on the emerging markets, and maintained a limited allocation to high yield. Within high yield, the investment adviser continued to emphasize the higher-quality segments of the asset class.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2022 (continued)
11
Fund Summary
BlackRock Sustainable Total Return Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on October 18, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities.
(c)
Bloomberg U.S. Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Total Returns
(a)
Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... 3.72% 2.22% (16.16)% N/A
Investor A ........................................................................... 3.30 1.90 (16.38) (19.73)%
Class K ............................................................................ 3.76 2.42 (16.12) N/A
Bloomberg U.S. Aggregate Bond Index ..................................................... — — (14.44) N/A
(a)
Assuming maximum sales charges, if any. Annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees .
(b)
The Fund commenced operations on October 18, 2021.

Fund Summary
as of September 30, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
12
BlackRock Sustainable Total Return Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 897.40 $ 2.05 $ 1,000.00 $ 1,022.91 $ 2.18 0.43%
Investor A ................................ 1,000.00 896.10 3.37 1,000.00 1,021.51 3.60 0.71
Class K .................................. 1,000.00 897.60 1.86 1,000.00 1,023.11 1.98 0.39
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities ............ 36.2%
Corporate Bonds ................................. 31.9
Asset-Backed Securities ............................ 12.6
U.S. Treasury Obligations ........................... 7.8
Non-Agency Mortgage-Backed Securities ................ 5.7
Foreign Government Obligations ...................... 3.5
Foreign Agency Obligations .......................... 1.6
Municipal Bonds ................................. 0.5
Preferred Securities ............................... 0.2
CREDIT QUALITY ALLOCATION
Credit Rating
(b )
Percent of
Total Investments
(a)
AAA/Aaa
(c )
...................................... 51.7%
AA/Aa ......................................... 4.8
A ............................................ 11.4
BBB/Baa ....................................... 21.6
BB/Ba ......................................... 0.9
B ............................................ 0.4
CC/Ca ........................................ 0.4
NR ........................................... 8.8
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance
13
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable
Total Return Fund and 2.25% for BlackRock Sustainable Low Duration Bond Fund and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2022
BlackRock Annual Report to Shareholdetrs
14
Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
.............. 4,106 $ 19,955
Element Solutions, Inc. ............... 2,979 48,468
68,423
IT Services — 0.0%
(a)
Block, Inc., Class A ................. 259 14,243
Twilio, Inc., Class A ................. 87 6,015
20,258
Life Sciences Tools & Services — 0.2%
Syneos Health, Inc.
(a)
................ 1,318 62,144
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 14,837 20,327
Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp.
(b)
........... 910 55,919
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 939 24,883
Total Common Stocks — 0.6%
(Cost: $388,325) ................................ 251,954
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.8%
Bombardier, Inc.
(c)
7.13%, 06/15/26 ................. USD 239 219,204
7.88%, 04/15/27 ................. 124 114,080
6.00%, 02/15/28 ................. 59 49,364
Maxar Technologies, Inc., 7.75%, 06/15/27
(c)
20 18,797
TransDigm, Inc.
6.25%, 03/15/26
(c)
................ 522 506,340
4.63%, 01/15/29 ................. 49 39,446
4.88%, 05/01/29 ................. 68 54,965
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 129 127,438
1,129,634
Airlines — 2.1%
(c)
American Airlines, Inc.
11.75%, 07/15/25 ................ 200 208,868
5.50%, 04/20/26 ................. 9 8,453
5.75%, 04/20/29 ................. 303 264,678
United Airlines, Inc.
4.38%, 04/15/26 ................. 228 203,490
4.63%, 04/15/29 ................. 185 153,076
838,565
Auto Components — 2.1%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 93 91,069
6.25%, 05/15/26 ................. 149 142,295
8.50%, 05/15/27 ................. 531 506,834
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 123 127,613
5.63%, 04/30/33 ................. 2 1,602
869,413
Automobiles — 0.8%
Ford Motor Co.
3.25%, 02/12/32 ................. 315 226,904
6.10%, 08/19/32 ................. 53 46,725
4.75%, 01/15/43 ................. 42 27,829
Security
Par (000)
Par (000) Value
Automobiles (continued)
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... USD 26 $ 19,540
320,998
Building Products — 0.7%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 2 1,839
6.38%, 06/15/30 ................. 180 174,393
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 48 39,562
Masonite International Corp., 5.38%, 02/01/28 3 2,654
Standard Industries, Inc.
4.75%, 01/15/28 ................. 5 4,224
4.38%, 07/15/30 ................. 51 39,015
3.38%, 01/15/31 ................. 37 26,022
287,709
Capital Markets — 0.4%
(c)
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 33 31,020
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 47 36,882
MSCI, Inc.
3.63%, 09/01/30 ................. 52 42,785
3.63%, 11/01/31 ................. 39 31,291
3.25%, 08/15/33 ................. 15 11,584
153,562
Chemicals — 3.2%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 157 121,348
Avient Corp., 7.13%, 08/01/30
(c)
........ 38 35,071
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 150 133,625
3.38%, 02/15/29 ................. 350 274,383
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 80 55,666
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 182 146,546
HB Fuller Co., 4.00%, 02/15/27 ........ 47 42,486
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 200 160,000
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 25 20,670
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(d)
57 45,030
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
77 67,015
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
272 204,000
1,305,840
Commercial Services & Supplies — 2.8%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 3 2,490
4.88%, 07/15/32 ................. 28 22,581
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 180 160,425
9.75%, 07/15/27 ................. 160 131,517
4.63%, 06/01/28 ................. 200 154,064
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 19 15,057
4.75%, 10/15/29 ................. 24 19,888
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 26 24,288
5.75%, 07/15/29 ................. 80 63,246
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.. 95 84,617
Covanta Holding Corp., 5.00%, 09/01/30 .. 60 47,025
Garda World Security Corp., 4.63%, 02/15/27
(c)
22 18,865
GFL Environmental, Inc.
(c)
4.00%, 08/01/28 ................. 4 3,334
4.75%, 06/15/29 ................. 16 13,480
4.38%, 08/15/29 ................. 90 75,040
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 41 35,110
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 90 62,690
Nielsen Finance LLC, 5.88%, 10/01/30
(c)
... 78 77,678

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. USD 79 $ 74,334
6.25%, 01/15/28 ................. 50 42,669
1,128,398
Communications Equipment — 1.2%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 108 53,730
Ciena Corp., 4.00%, 01/31/30
(c)
........ 25 20,875
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 113 100,395
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 41 37,750
8.25%, 03/01/27 ................. 4 3,305
7.13%, 07/01/28 ................. 13 10,035
4.75%, 09/01/29 ................. 41 33,442
Nokia OYJ
4.38%, 06/12/27 ................. 45 40,556
6.63%, 05/15/39 ................. 96 89,000
Viasat, Inc.
(c)
5.63%, 09/15/25 ................. 29 22,513
5.63%, 04/15/27 ................. 25 20,799
6.50%, 07/15/28 ................. 7 4,655
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 91 72,807
509,862
Construction & Engineering — 0.1%
(c)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 24 20,224
MasTec, Inc., 4.50%, 08/15/28 ......... 40 34,914
55,138
Consumer Finance — 1.6%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 181,510
4.39%, 01/08/26 ................. 200 181,021
5.11%, 05/03/29 ................. 200 173,540
OneMain Finance Corp.
7.13%, 03/15/26 ................. 44 39,662
6.63%, 01/15/28 ................. 20 17,160
4.00%, 09/15/30 ................. 14 9,824
SLM Corp., 3.13%, 11/02/26 .......... 41 33,939
636,656
Containers & Packaging — 3.4%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 200 136,940
Ardagh Metal Packaging Finance USA LLC
(c)
6.00%, 06/15/27 ................. 200 188,341
4.00%, 09/01/29 ................. 200 146,470
Ball Corp.
2.88%, 08/15/30 ................. 180 138,140
3.13%, 09/15/31 ................. 221 166,579
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 116 105,553
8.75%, 04/15/30 ................. 76 62,854
Crown Americas LLC, 4.25%, 09/30/26 ... 124 112,329
Graphic Packaging International LLC, 3.50%,
03/15/28
(c)
.................... 98 83,332
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... 70 60,575
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(e)
................... 228 201,281
1,402,394
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 20 15,666
Resideo Funding, Inc., 4.00%, 09/01/29 ... 8 6,448
22,114
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(c)
.......... USD 200 $ 165,224
Diversified Financial Services — 0.5%
(c)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 53 43,748
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 32 30,637
7.38%, 09/01/25 ................. 72 64,486
Shift4 Payments LLC, 4.63%, 11/01/26 .... 63 57,448
196,319
Diversified Telecommunication Services — 7.1%
Altice France SA, 5.50%, 10/15/29
(c)
..... 200 150,477
CCO Holdings LLC
6.38%, 09/01/29
(c)
................ 168 154,241
4.75%, 03/01/30
(c)
................ 33 26,771
4.25%, 02/01/31
(c)
................ 25 19,176
4.75%, 02/01/32
(c)
................ 86 66,975
4.50%, 05/01/32 ................. 11 8,390
4.50%, 06/01/33
(c)
................ 25 18,469
4.25%, 01/15/34
(c)
................ 103 73,725
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 58 43,355
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 65 58,255
5.00%, 05/01/28 ................. 30 25,746
6.75%, 05/01/29 ................. 108 89,100
6.00%, 01/15/30 ................. 28 21,998
8.75%, 05/15/30 ................. 60 60,038
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 200 174,880
7.00%, 10/15/28 ................. 294 251,876
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 12 10,050
4.63%, 09/15/27 ................. 32 26,482
4.25%, 07/01/28 ................. 158 123,242
3.63%, 01/15/29 ................. 21 15,548
3.75%, 07/15/29 ................. 130 95,225
Lumen Technologies, Inc.
(c)
5.13%, 12/15/26 ................. 101 86,902
4.00%, 02/15/27 ................. 39 32,751
4.50%, 01/15/29 ................. 16 11,240
5.38%, 06/15/29 ................. 232 172,414
Sprint Capital Corp.
6.88%, 11/15/28 ................. 223 229,132
8.75%, 03/15/32 ................. 193 223,639
Switch Ltd.
(c)
3.75%, 09/15/28 ................. 49 48,694
4.13%, 06/15/29 ................. 118 116,871
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 60 46,646
6.00%, 09/30/34 ................. 71 52,910
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 133 106,726
6.13%, 03/01/28 ................. 402 282,034
2,923,978
Electric Utilities — 2.2%
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 233 222,515
NRG Energy, Inc.
5.75%, 01/15/28 ................. 8 7,383
5.25%, 06/15/29
(c)
................ 6 5,250
3.63%, 02/15/31
(c)
................ 75 58,500
3.88%, 02/15/32
(c)
................ 27 21,061

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... USD 674 $ 584,325
899,034
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 100 80,500
Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc., 4.38%, 02/15/30
(c)
122 101,932
Entertainment — 1.1%
(c)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29 ..................... 10 7,725
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 124 92,380
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 140 134,715
4.75%, 10/15/27 ................. 44 38,200
3.75%, 01/15/28 ................. 37 31,358
Playtika Holding Corp., 4.25%, 03/15/29 ... 64 51,183
WMG Acquisition Corp., 3.88%, 07/15/30 .. 99 81,107
436,668
Equity Real Estate Investment Trusts (REITs) — 1.2%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 43 35,257
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 6 4,935
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 106 85,065
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 55 42,575
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 ................. 6 4,965
5.63%, 07/15/32 ................. 37 29,600
SBA Communications Corp.
3.88%, 02/15/27 ................. 175 155,209
3.13%, 02/01/29 ................. 70 56,299
Uniti Group LP
(c)
4.75%, 04/15/28 ................. 49 38,709
6.50%, 02/15/29 ................. 63 42,223
494,837
Food & Staples Retailing — 0.7%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 40 35,133
4.88%, 02/15/30 ................. 93 78,679
United Natural Foods, Inc., 6.75%, 10/15/28 46 42,072
US Foods, Inc.
6.25%, 04/15/25 ................. 78 76,619
4.75%, 02/15/29 ................. 47 40,232
4.63%, 06/01/30 ................. 5 4,138
276,873
Food Products — 2.0%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 79 72,271
4.63%, 11/15/28 ................. 109 92,709
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. 162 154,174
Kraft Heinz Foods Co., 5.50%, 06/01/50 ... 177 159,225
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 180 163,283
4.13%, 01/31/30 ................. 131 110,857
4.38%, 01/31/32 ................. 94 77,668
830,187
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 16 13,133
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 1.9%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. USD 124 $ 110,353
3.88%, 11/01/29 ................. 43 34,925
Embecta Corp., 6.75%, 02/15/30
(c)
...... 36 33,236
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 46 47,524
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 221 180,731
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 13 10,422
5.25%, 10/01/29 ................. 263 198,565
Teleflex, Inc.
4.63%, 11/15/27 ................. 3 2,702
4.25%, 06/01/28
(c)
................ 183 159,168
777,626
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(c)
26 23,726
AdaptHealth LLC, 6.13%, 08/01/28
(c)
..... 45 40,307
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
115 89,125
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 27 25,504
Centene Corp.
2.45%, 07/15/28 ................. 73 59,438
3.00%, 10/15/30 ................. 263 208,280
2.50%, 03/01/31 ................. 88 66,333
2.63%, 08/01/31 ................. 89 67,077
Community Health Systems, Inc.
(c)
6.00%, 01/15/29 ................. 147 108,043
5.25%, 05/15/30 ................. 15 10,444
Encompass Health Corp.
4.50%, 02/01/28 ................. 109 93,358
4.75%, 02/01/30 ................. 9 7,404
4.63%, 04/01/31 ................. 138 109,055
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 50 37,555
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 128 108,127
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 66 46,016
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 24 21,660
3.88%, 11/15/30 ................. 10 8,393
3.88%, 05/15/32 ................. 18 14,744
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 56 47,320
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... 8 7,040
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(c)
.................... 118 97,793
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 111 102,580
10.00%, 04/15/27 ................ 130 126,424
Tenet Healthcare Corp.
(c)
4.88%, 01/01/26 ................. 51 47,393
6.25%, 02/01/27 ................. 25 23,329
5.13%, 11/01/27 ................. 25 22,432
6.13%, 10/01/28 ................. 35 30,663
4.25%, 06/01/29 ................. 20 16,565
6.13%, 06/15/30 ................. 5 4,580
1,670,708
Hotels, Restaurants & Leisure — 4.9%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 20 17,404
4.38%, 01/15/28 ................. 82 71,053
4.00%, 10/15/30 ................. 20 15,752
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 110 92,151
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 163 157,091
8.13%, 07/01/27 ................. 241 230,176
4.63%, 10/15/29 ................. 159 121,489
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 92 88,771

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. USD 144 $ 125,757
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 95 91,383
Churchill Downs, Inc., 4.75%, 01/15/28
(c)
... 10 8,651
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 23 19,033
6.75%, 01/15/30 ................. 7 5,316
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 52 48,620
3.75%, 05/01/29
(c)
................ 66 54,502
4.88%, 01/15/30 ................. 111 96,570
4.00%, 05/01/31
(c)
................ 55 44,458
3.63%, 02/15/32
(c)
................ 18 13,786
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
67 46,193
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 186,169
MGM Resorts International, 5.75%, 06/15/25 90 86,010
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 53 43,660
Scientific Games International, Inc., 7.25%,
11/15/29
(c)
.................... 44 40,951
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
33 32,986
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 93 91,737
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 71 62,411
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(c)
65 52,533
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ 85 74,282
5.38%, 04/01/32 ................. 6 5,320
2,024,215
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(c)
25 18,151
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
.................... 97 71,806
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
68 61,637
KB Home, 7.25%, 07/15/30 ........... 15 13,613
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
71 42,068
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(c)
.................... 66 61,462
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 19 14,972
3.88%, 10/15/31 ................. 47 34,428
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 22 19,023
337,160
Household Products — 0.2%
(c)
Energizer Holdings, Inc.
6.50%, 12/31/27 ................. 28 24,855
4.75%, 06/15/28 ................. 12 9,508
Spectrum Brands, Inc., 5.00%, 10/01/29 ... 42 33,410
67,773
Independent Power and Renewable Electricity Producers — 1.8%
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 730 649,992
3.75%, 01/15/32 ................. 86 66,670
716,662
Insurance — 2.8%
(c)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 157 134,106
6.75%, 10/15/27 ................. 317 273,187
5.88%, 11/01/29 ................. 282 229,047
AmWINS Group, Inc., 4.88%, 06/30/29 .... 21 17,431
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 24 22,079
HUB International Ltd., 7.00%, 05/01/26 ... 113 107,171
NFP Corp.
4.88%, 08/15/28 ................. 120 102,398
6.88%, 08/15/28 ................. 294 229,320
Security
Par (000)
Par (000) Value
Insurance (continued)
7.50%, 10/01/30 ................. USD 24 $ 22,773
Ryan Specialty Group LLC, 4.38%, 02/01/30 32 27,140
1,164,652
Interactive Media & Services — 0.2%
Twitter, Inc.
(c)
3.88%, 12/15/27 ................. 55 51,575
5.00%, 03/01/30 ................. 39 37,374
88,949
Internet & Direct Marketing Retail — 0.3%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 49 34,560
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 77 62,977
Match Group Holdings II LLC, 3.63%, 10/01/31 22 16,610
114,147
IT Services — 2.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 57 48,586
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
96 81,840
Block, Inc., 3.50%, 06/01/31 .......... 322 249,652
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
93 79,567
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 57 50,969
3.63%, 06/15/29 ................. 38 31,635
3.75%, 10/01/30 ................. 45 36,839
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 60 52,200
6.00%, 02/15/28 ................. 75 58,137
Twilio, Inc., 3.88%, 03/15/31 .......... 170 133,445
822,870
Leisure Products — 0.3%
Mattel, Inc.
6.20%, 10/01/40 ................. 53 49,888
5.45%, 11/01/41 ................. 62 51,943
101,831
Life Sciences Tools & Services — 0.3%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 32 27,868
4.00%, 03/15/31 ................. 19 15,322
Syneos Health, Inc., 3.63%, 01/15/29 .... 111 88,387
131,577
Machinery — 0.7%
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
63 53,614
Terex Corp., 5.00%, 05/15/29
(c)
........ 63 54,069
Titan International, Inc., 7.00%, 04/30/28 .. 23 20,868
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 170,042
298,593
Media — 5.6%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 200 153,044
AMC Networks, Inc., 4.25%, 02/15/29 .... 39 28,835
Cable One, Inc.
1.13%, 03/15/28
(f)
................ 147 105,840
4.00%, 11/15/30
(c)
................ 218 169,693
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 55 42,117
5.50%, 04/01/63 ................. 55 41,553
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 160 135,158
7.75%, 04/15/28 ................. 156 117,780
7.50%, 06/01/29 ................. 165 119,625
CSC Holdings LLC, 4.13%, 12/01/30
(c)
.... 200 149,440
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 42 36,209
GCI LLC, 4.75%, 10/15/28
(c)
.......... 21 17,435
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(c)
.................... 200 150,613

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Liberty Broadband Corp., 2.75%, 09/30/50
(c)(f)
USD 184 $ 176,405
Outfront Media Capital LLC, 5.00%, 08/15/27
(c)
15 13,103
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 99 81,203
6.50%, 09/15/28 ................. 196 136,710
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 65 48,913
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 92 80,797
5.00%, 08/01/27 ................. 11 10,092
5.50%, 07/01/29 ................. 28 25,186
3.88%, 09/01/31 ................. 37 28,691
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 200 173,454
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ................. 36 33,974
7.38%, 06/30/30 ................. 48 45,806
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 32 25,920
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
.... 200 143,000
2,290,596
Metals & Mining — 4.2%
(c)
Big River Steel LLC, 6.63%, 01/31/29 .... 707 650,708
Constellium SE
5.63%, 06/15/28 ................. 250 205,039
3.75%, 04/15/29 ................. 250 182,520
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32 ..................... 121 103,969
Novelis Corp.
3.25%, 11/15/26 ................. 380 317,198
4.75%, 01/30/30 ................. 14 11,480
3.88%, 08/15/31 ................. 346 258,088
1,729,002
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(c)
.................... 18 15,345
Multiline Retail — 0.2%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 75 68,914
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Partners LP, 5.75%,
03/01/27
(c)
.................... 140 129,481
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 23 21,123
5.60%, 04/01/44 ................. 52 39,556
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 98 76,026
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 113 107,034
6.50%, 09/30/26 ................. 185 170,921
Occidental Petroleum Corp.
8.00%, 07/15/25 ................. 2 2,120
5.88%, 09/01/25 ................. 2 2,006
5.55%, 03/15/26 ................. 228 228,260
8.88%, 07/15/30 ................. 7 7,793
6.63%, 09/01/30 ................. 85 86,275
7.50%, 05/01/31 ................. 1 1,045
6.45%, 09/15/36 ................. 4 4,000
6.20%, 03/15/40 ................. 378 365,715
6.60%, 03/15/46 ................. 2 2,060
1,243,415
Personal Products — 0.0%
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 25 19,423
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.6%
(c)
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 ................. USD 80 $ 61,700
3.50%, 04/01/30 ................. 39 30,682
Organon & Co., 5.13%, 04/30/31 ....... 200 163,832
256,214
Professional Services — 0.7%
(c)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 25 22,427
4.00%, 04/15/29 ................. 73 61,510
CoreLogic, Inc., 4.50%, 05/01/28 ....... 48 32,640
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 89 73,425
Korn Ferry, 4.63%, 12/15/27 .......... 87 76,830
266,832
Real Estate Management & Development — 0.7%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 154 142,843
Howard Hughes Corp. (The)
5.38%, 08/01/28 ................. 65 53,950
4.38%, 02/01/31 ................. 44 31,605
Realogy Group LLC, 5.75%, 01/15/29 .... 93 67,076
295,474
Road & Rail — 1.1%
(c)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 24,371
5.00%, 12/01/29 ................. 24 17,850
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 40,007
Uber Technologies, Inc.
7.50%, 09/15/27 ................. 146 143,080
6.25%, 01/15/28 ................. 11 10,230
4.50%, 08/15/29 ................. 186 156,356
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... 76 66,496
458,390
Semiconductors & Semiconductor Equipment — 0.9%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 265 233,419
Entegris, Inc.
4.38%, 04/15/28 ................. 44 37,304
3.63%, 05/01/29 ................. 20 15,827
Synaptics, Inc., 4.00%, 06/15/29 ........ 75 60,379
346,929
Software — 6.3%
(c)
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 160 126,491
Boxer Parent Co., Inc., 7.13%, 10/02/25 ... 53 51,944
Camelot Finance SA, 4.50%, 11/01/26 .... 24 21,715
Central Parent, Inc., 7.25%, 06/15/29 ..... 112 106,478
Change Healthcare Holdings LLC, 5.75%,
03/01/25 ..................... 42 41,746
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. 352 290,330
4.88%, 07/01/29 ................. 193 151,119
Condor Merger Sub, Inc., 7.38%, 02/15/30 . 239 195,398
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 17 14,980
6.50%, 10/15/28 ................. 15 12,733
Elastic NV, 4.13%, 07/15/29 .......... 151 119,266
Fair Isaac Corp., 4.00%, 06/15/28 ....... 119 101,398
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 65 53,557
NCR Corp., 6.13%, 09/01/29 .......... 45 38,746
NortonLifeLock, Inc.
6.75%, 09/30/27 ................. 68 65,248
7.13%, 09/30/30 ................. 68 65,770
Open Text Corp.
3.88%, 02/15/28 ................. 88 72,778

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
3.88%, 12/01/29 ................. USD 106 $ 81,644
Open Text Holdings, Inc., 4.13%, 02/15/30 . 28 22,361
Picard Midco, Inc., 6.50%, 03/31/29 ...... 589 497,528
PTC, Inc.
3.63%, 02/15/25 ................. 49 45,645
4.00%, 02/15/28 ................. 75 65,594
SS&C Technologies, Inc., 5.50%, 09/30/27 . 98 89,395
Veritas US, Inc., 7.50%, 09/01/25 ....... 82 62,799
ZoomInfo Technologies LLC, 3.88%, 02/01/29 244 199,089
2,593,752
Specialty Retail — 1.8%
(c)
Arko Corp., 5.13%, 11/15/29 .......... 49 38,220
Asbury Automotive Group, Inc., 5.00%,
02/15/32 ..................... 40 30,802
Carvana Co.
5.50%, 04/15/27 ................. 18 9,810
4.88%, 09/01/29 ................. 29 14,138
Group 1 Automotive, Inc., 4.00%, 08/15/28 . 48 38,650
GYP Holdings III Corp., 4.63%, 05/01/29 ... 98 74,544
LBM Acquisition LLC, 6.25%, 01/15/29 .... 23 15,582
Lithia Motors, Inc., 3.88%, 06/01/29 ...... 43 34,508
PetSmart, Inc., 7.75%, 02/15/29 ........ 250 223,485
Sonic Automotive, Inc., 4.63%, 11/15/29 ... 18 14,130
Specialty Building Products Holdings LLC,
6.38%, 09/30/26 ................ 14 11,584
SRS Distribution, Inc.
4.63%, 07/01/28 ................. 100 85,899
6.13%, 07/01/29 ................. 90 72,279
6.00%, 12/01/29 ................. 103 82,145
745,776
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 2 1,303
Textiles, Apparel & Luxury Goods — 0.6%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 61 46,432
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 23,902
Levi Strauss & Co., 3.50%, 03/01/31 ..... 132 102,960
William Carter Co. (The), 5.63%, 03/15/27 .. 94 87,884
261,178
Thrifts & Mortgage Finance — 0.5%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 65 62,120
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 82,191
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 27 23,051
5.75%, 11/15/31 ................. 23 16,868
184,230
Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
25 20,248
Boise Cascade Co., 4.88%, 07/01/30
(c)
.... 61 50,672
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 30 21,895
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 62 55,800
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 107 90,270
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 66 59,732
WESCO Distribution, Inc., 7.25%, 06/15/28
(c)
226 221,356
519,973
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 1.3%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... USD 333 $ 291,226
Vmed O2 UK Financing I plc, 4.75%, 07/15/31 296 228,363
519,589
Total Corporate Bonds — 86.1%
(Cost: $41,879,501) .............................. 35,212,066
Floating Rate Loan Interests
Airlines — 0.0%
(d)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.46%
,
 04/20/28 5 5,222
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.78%
,
 06/21/27 8 7,754
12,976
Auto Components — 0.4%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 04/30/26
(d)
188 177,326
Chemicals — 0.1%
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 7.44%
,
 09/22/28
(d)
32 29,451
Commercial Services & Supplies — 0.4%
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
7.37%
,
 12/15/28
(d)
................ 173 147,318
Communications Equipment — 0.0%
Viasat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.65%
,
 03/02/29
(d)
.......... 24 21,043
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (SOFR 1 Month + 4.18%),
7.31%
,
 04/13/29
(d)
................ 27 25,365
Diversified Consumer Services — 0.1%
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 12/10/29
(d)
................ 29 25,103
Diversified Telecommunication Services — 2.0%
(d)
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 6.91%
,
 08/14/26
(g)
... 188 170,131
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.07%
,
 11/30/27 . 99 94,600
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
7.44%
,
 05/01/28 ................. 197 183,175
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 09/25/26 .... 202 186,856
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 03/09/27 217 180,681
815,443
Food Products — 0.0%
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 6.62%
,
 10/25/27
(d)
.... 7 5,980
Health Care Technology — 0.8%
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 7.12%
,
 08/27/25
(d)
338 327,036

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.6%
(d)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 07/21/25 ................. USD 85 $ 83,350
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 7.03%
,
 01/27/29 173 160,058
243,408
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 10/06/28
(d)
................ 73 56,510
Insurance — 0.9%
(d)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/09/25 ................. 100 95,384
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
6.49%
,
 11/05/27 ................. 23 21,676
AssuredPartners, Inc., Term Loan, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 02/12/27 .... 99 93,319
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 5.98%
,
 04/25/25 148 142,469
352,848
Media — 1.2%
(d)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.31%
,
 08/21/26 ................. 343 305,306
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 8.12%
,
 08/02/27 182 168,956
474,262
Professional Services — 0.3%
(d)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.33%
,
 02/06/26 ................. 89 85,983
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 6.28%
,
 01/18/29 43 41,192
127,175
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 02/25/27
(d)
99 96,009
Software — 2.3%
(d)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(h)
................. 50 44,464
Athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 6.58%
,
 02/15/29 ..... 293 261,683
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
8.62%
,
 02/27/26 ................. 96 88,800
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/02/25 158 149,614
Central Parent, Inc., 1st Lien Term Loan,
(SOFR 3 Month + 4.50%), 8.11%
,
 07/06/29 36 34,613
Security
Par (000)
Par (000) Value
Software (continued)
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 3.75%), 6.87%
,
 03/01/29 .......... USD 91 $ 83,107
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/17/27 .... 9 7,846
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/17/27 .... 14 12,509
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 04/16/25 ................. 98 95,378
TIBCO Software, Inc., Term Loan B, (SOFR 1
Month + 4.50%), 8.15%
,
 03/30/29 ..... 182 163,085
941,099
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 7.20% - 7.73%
,
 02/20/29
(d)
..... 129 120,946
Trading Companies & Distributors — 0.3%
SRS Distribution, Inc., Term Loan
(d)
(SOFR 3 Month + 3.50%), 6.18%, 06/02/28 37 33,625
(LIBOR USD 3 Month + 3.50%),
6.31%, 06/02/28 ............... 100 92,074
125,699
Total Floating Rate Loan Interests — 10.1%
(Cost: $4,444,960) .............................. 4,124,997
Preferred Securities
Capital Trusts — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(d)(i)
..................... 57 49,762
Total Preferred Securities — 0.1%
(Cost: $57,000) ................................ 49,762
Total Long-Term Investments — 96.9%
(Cost: $46,769,786) .............................. 39,638,779
Shares
Shares
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(j)(k)
.................. 1,002,589 1,002,589
Total Short-Term Securities — 2.4%
(Cost: $1,002,589) .............................. 1,002,589
Total Investments — 99.3%
(Cost: $47,772,375 ) .............................. 40,641,368
Other Assets Less Liabilities — 0.7% ................... 281,139
Net Assets — 100.0% ..............................
$ 40,922,507
(a)
Non-income producing security.
(b)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Convertible security.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
22
Schedule of Investments
(continued)
September 30, 2022
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Perpetual security with no stated maturity date.
(j)
Annualized 7-day yield as of period end.
(k)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 3,166,439 $ — $ (2,163,850)
(a)
$ — $ — $ 1,002,589 1,002,589 $ 6,113 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
23
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 2 12/20/22 $ 224 $ 10,904
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 10,904 $ — $ 10,904
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 22,977 $ — $ 16,535 $ — $ 39,512
Options purchased
(a)
.................... — — 3,952 — — — 3,952
Options written ........................ — — 784 — — — 784
$ — $ — $ 27,713 $ — $ 16,535 $ — $ 44,248
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 10,904 $ — $ 10,904
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 176,578
Options
Average value of option contracts purchased ................................................................................ $ 1,110
Average value of option contracts written ................................................................................... $ 337

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
24
Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 251,954 $ — $ — $ 251,954
Corporate Bonds ........................................ — 35,212,066 — 35,212,066
Floating Rate Loan Interests
Airlines .............................................. — 12,976 — 12,976
Auto Components ...................................... — 177,326 — 177,326
Chemicals ............................................ — 29,451 — 29,451
Commercial Services & Supplies ............................. — 147,318 — 147,318
Communications Equipment ................................ — 21,043 — 21,043
Containers & Packaging .................................. — 25,365 — 25,365
Diversified Consumer Services .............................. — 25,103 — 25,103
Diversified Telecommunication Services ........................ — 645,312 170,131 815,443
Food Products ......................................... — 5,980 — 5,980
Health Care Technology .................................. — 327,036 — 327,036
Hotels, Restaurants & Leisure .............................. — 243,408 — 243,408
Household Durables ..................................... — 56,510 — 56,510
Insurance ............................................ — 352,848 — 352,848
Media ............................................... — 474,262 — 474,262
Professional Services .................................... — 127,175 — 127,175
Road & Rail ........................................... — 96,009 — 96,009
Software ............................................. — 941,099 — 941,099
Textiles, Apparel & Luxury Goods ............................ — 120,946 — 120,946
Trading Companies & Distributors ............................ — 125,699 — 125,699
Preferred Securities ....................................... — 49,762 — 49,762
Short-Term Securities
Money Market Funds ...................................... 1,002,589 — — 1,002,589
$ 1,254,543 $ 39,216,694 $ 170,131 $ 40,641,368
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 10,904 $ — $ — $ 10,904
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
3.78%, 04/20/33
(a)(b)
............... USD 250 $ 242,425
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 3.83%,
04/20/32
(a)(b)
.................... 250 243,600
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class A, (LIBOR USD 3 Month +
1.05%), 3.84%, 01/28/31
(a)(b)
......... 249 244,456
Arbor Realty Commercial Real Estate Notes
Ltd., Series 2022-FL2, Class A, (1 Month
CME Term SOFR + 1.85%), 4.70%,
05/15/37
(a)(b)
.................... 100 97,846
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 3.94%,
10/25/34
(a)(b)
.................... 250 240,568
BA Credit Card Trust, Series 2022-A1, Class
A1, 3.53%, 11/15/27 ............... 59 57,231
Barings CLO Ltd., Series 2019-3A, Class A1R,
(LIBOR USD 3 Month + 1.07%), 3.78%,
04/20/31
(a)(b)
.................... 250 243,655
BDS Ltd., Series 2021-FL10, Class A, (LIBOR
USD 1 Month + 1.35%), 4.34%, 12/16/36
(a)(b)
80 77,800
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1R, (3 Month CME Term SOFR +
1.30%), 3.78%, 01/17/35
(a)(b)
......... 250 238,615
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (LIBOR USD 3 Month + 1.08%),
3.59%, 07/15/31
(a)(b)
............... 250 242,724
BMW Vehicle Owner Trust, Series 2022-A,
Class A3, 3.21%, 08/25/26 .......... 207 201,435
Capital One Multi-Asset Execution Trust, Series
2022-A2, Class A, 3.49%, 05/15/27 ..... 39 37,812
CIFC Funding Ltd., Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.14%), 3.65%,
07/15/34
(a)(b)
.................... 250 239,346
College Avenue Student Loans LLC, Series
2021-C, Class A1, (LIBOR USD 1 Month +
0.90%), 3.98%, 07/26/55
(a)(b)
......... 89 85,813
Ford Credit Auto Owner Trust, Series 2022-B,
Class A4, 3.93%, 08/15/27 .......... 44 42,995
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 Day
Average + 1.90%), 4.18%, 01/19/39 .. 100 97,670
Series 2022-FL5, Class A, (1 Month CME
Term SOFR + 2.30%), 5.32%, 06/19/37 100 98,257
Series 2022-FL6, Class A, (1 Month CME
Term SOFR + 2.58%), 4.58%, 08/17/37 100 98,964
GM Financial Consumer Automobile
Receivables Trust, Series 2022-3, Class A3,
3.64%, 04/16/27 ................. 154 150,609
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 168 137,599
Series 2021-5CS, Class A, 2.31%, 10/20/48 86 71,184
Series 2022-1GS, Class A, 2.70%, 01/20/49 47 39,215
Series 2022-2CS, Class A, 4.00%, 04/20/49 24 22,037
Series 2022-3CS, Class A, 4.95%, 07/20/49 57 54,810
Hyundai Auto Receivables Trust, Series 2022-
B, Class A3, 3.72%, 11/16/26 ......... 55 53,942
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... 141 115,601
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 3.58%, 07/15/33
(a)(b)
........ 250 242,144
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MF1 Ltd., Series 2022-FL8, Class A, (SOFR 30
Day Average + 1.35%), 3.63%, 02/19/37
(a)(b)
USD 100 $ 96,879
Mosaic Solar Loan Trust
(b)
Series 2021-1A, Class A, 1.51%, 12/20/46 101 79,057
Series 2022-1A, Class A, 2.64%, 01/20/53 93 80,872
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
.......... 25 24,598
Navient Private Education Refi Loan Trust
(b)
Series 2021-CA, Class A, 1.06%, 10/15/69 135 115,803
Series 2021-GA, Class A, 1.58%, 04/15/70 106 91,485
Series 2022-A, Class A, 2.23%, 07/15/70 . 138 121,963
Series 2022-BA, Class A, 4.16%, 10/15/70 121 116,589
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 118 106,481
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 3.66%, 10/18/30
(a)(b)
... 250 244,821
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.13%, 05/14/35
(b)
... 120 113,980
Oportun Issuance Trust, Series 2021-C, Class
A, 2.18%, 10/08/31
(b)
.............. 100 88,264
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (LIBOR USD 3 Month +
1.00%), 3.74%, 10/17/31
(a)(b)
......... 250 243,118
PFS Financing Corp., Series 2022-D, Class A,
4.27%, 08/15/27
(b)
................ 140 135,583
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 4.33%,
07/25/51
(a)(b)
.................... 132 128,914
Romark CLO II Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 3.96%,
07/25/31
(a)(b)
.................... 250 243,386
SMB Private Education Loan Trust
(b)
Series 2022-B, Class A1B, (SOFR 30 Day
Average + 1.45%), 3.74%, 02/16/55
(a)
. 190 187,227
Series 2022-C, Class A1A, 4.48%, 05/16/50 100 95,838
Series 2022-C, Class A1B, (SOFR 30 Day
Average + 1.85%), 0.88%, 05/16/50
(a)
. 100 99,703
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 178 172,727
Series 2019-B, Class A2FX, 3.09%,
08/17/48 .................... 43 40,485
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 73 68,300
Series 2021-B, Class AFX, 1.14%, 02/15/47 127 106,987
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
.......... 95 84,047
Total Asset-Backed Securities — 14.3%
(Cost: $6,957,407) .............................. 6,605,460
Corporate Bonds
Aerospace & Defense — 0.2%
(b)
Bombardier, Inc., 7.13%, 06/15/26 ...... 18 16,509
Maxar Technologies, Inc., 7.75%, 06/15/27 . 2 1,880
TransDigm, Inc.
8.00%, 12/15/25 ................. 9 9,128
6.25%, 03/15/26 ................. 65 63,050
Triumph Group, Inc., 8.88%, 06/01/24 .... 13 12,842
103,409

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Airlines — 0.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ USD 13 $ 13,576
5.50%, 04/20/26 ................. 40 37,567
United Airlines, Inc., 4.38%, 04/15/26 ..... 40 35,700
86,843
Auto Components — 0.1%
Clarios Global LP, 6.25%, 05/15/26
(b)
..... 65 62,075
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 8 8,300
70,375
Banks — 9.2%
Banco Bilbao Vizcaya Argentaria SA, 0.38%,
10/02/24
(c)
.................... EUR 100 92,231
Banco Santander SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
0.90%), 1.72%, 09/14/27
(a)
.......... USD 200 165,455
Bank of America Corp.
(a)
(SOFR 6 Month + 1.46%), 1.49%, 05/19/24 100 97,538
(SOFR 6 Month + 0.91%), 0.98%, 09/25/25 200 181,967
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 .................... 200 187,257
(SOFR 6 Month + 0.65%), 1.53%, 12/06/25 240 219,529
Bank of Montreal, Series H, 4.25%, 09/14/24 85 83,620
Bank of Nova Scotia (The), 0.65%, 07/31/24 250 230,876
Barclays plc, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 2.65%),
5.50%, 08/09/28
(a)
............... 200 187,487
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%, 10/14/27
(a)(c)
......... EUR 100 83,702
CaixaBank SA, (EURIBOR 3 Month + 0.85%),
0.38%, 11/18/26
(a)(c)
.............. 100 85,603
Citigroup, Inc.
(a)
(SOFR 6 Month + 0.53%), 1.28%, 11/03/25 USD 35 31,972
(SOFR 6 Month + 1.53%), 3.29%, 03/17/26 150 141,617
(SOFR 6 Month + 1.55%), 5.61%, 09/29/26 110 109,393
(SOFR 6 Month + 0.77%), 1.46%, 06/09/27 60 51,084
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
1.35%), 1.62%, 09/11/26
(a)(b)
......... 200 173,085
Fifth Third Bancorp, (SOFR 6 Month + 0.69%),
1.71%, 11/01/27
(a)
............... 100 86,514
HSBC Holdings plc
(a)
(SOFR 6 Month + 0.58%), 1.16%, 11/22/24 200 188,993
(SOFR 6 Month + 1.40%), 2.63%, 11/07/25 200 185,691
Huntington Bancshares, Inc., (SOFR 6 Month +
1.97%), 4.44%, 08/04/28
(a)
.......... 50 47,211
Intesa Sanpaolo SpA, 1.50%, 04/10/24
(c)
... EUR 100 95,337
JPMorgan Chase & Co.
(a)
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24 .................... USD 49 48,330
(SOFR 6 Month + 0.49%), 0.77%, 08/09/25 200 183,348
(SOFR 6 Month + 1.85%), 2.08%, 04/22/26 102 92,931
Lloyds Banking Group plc, (EUR Swap Annual
1 Year + 0.85%), 0.50%, 11/12/25
(a)(c)
... EUR 100 90,853
Mitsubishi UFJ Financial Group, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.70%), 4.79%, 07/18/25
(a)
USD 285 281,257
NatWest Group plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
2.15%), 2.36%, 05/22/24
(a)
.......... 200 195,302
Societe Generale SA, (EURIBOR 3 Month +
1.28%), 0.88%, 09/22/28
(a)(c)
......... EUR 100 81,921
Swedbank AB, 1.54%, 11/16/26
(b)
....... USD 200 173,690
Security
Par (000)
Par (000) Value
Banks (continued)
Toronto-Dominion Bank (The)
(SOFR 3 Month + 0.24%), 3.24%,
01/06/23
(a)
................... USD 100 $ 99,897
1.25%, 12/13/24 ................. 150 138,394
Truist Financial Corp., (SOFR 6 Month +
0.61%), 1.27%, 03/02/27
(a)
.......... 150 130,392
4,242,477
Biotechnology — 0.2%
AbbVie, Inc., 1.25%, 06/01/24 ......... EUR 100 94,879
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... USD 8 7,357
Carrier Global Corp., 2.24%, 02/15/25 .... 36 33,639
Standard Industries, Inc., 4.75%, 01/15/28
(b)
20 16,898
57,894
Capital Markets — 3.9%
Bank of New York Mellon Corp. (The), Series J,
0.85%, 10/25/24 ................ 310 286,273
Blackstone Private Credit Fund
3.25%, 03/15/27 ................. 100 82,785
4.00%, 01/15/29 ................. 40 32,042
Credit Suisse Group AG, (EUR Swap Annual 1
Year + 0.77%), 0.65%, 01/14/28
(a)(c)
.... EUR 100 78,080
Deutsche Bank AG
(a)
(SOFR 6 Month + 1.13%), 1.45%, 04/01/25 USD 150 138,002
(EURIBOR 3 Month + 1.38%), 1.88%,
02/23/28
(c)
................... EUR 200 166,683
Goldman Sachs Group, Inc. (The)
(a)
(SOFR 6 Month + 1.51%), 4.39%, 06/15/27 USD 155 147,657
(SOFR 6 Month + 1.11%), 2.64%, 02/24/28 95 82,426
Intercontinental Exchange, Inc., 4.00%,
09/15/27 ..................... 70 66,446
Morgan Stanley
(a)
(SOFR 6 Month + 0.47%), 0.56%, 11/10/23 200 198,903
(SOFR 6 Month + 0.56%), 1.16%, 10/21/25 275 250,630
(EURIBOR 3 Month + 0.83%), 1.34%,
10/23/26 .................... EUR 100 90,352
MSCI, Inc., 3.63%, 09/01/30
(b)
......... USD 7 5,760
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(a)(b)
.............. 200 168,016
1,794,055
Chemicals — 1.0%
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 45 36,234
HB Fuller Co., 4.00%, 02/15/27 ........ 13 11,752
International Flavors & Fragrances, Inc.
1.23%, 10/01/25
(b)
................ 318 278,673
1.80%, 09/25/26 ................. EUR 100 89,937
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 9 7,833
Sherwin-Williams Co. (The), 4.25%, 08/08/25 30 29,282
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
13 9,750
463,461
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
8 6,640
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
21 18,716
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 8 7,473
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.. 15 13,361
Garda World Security Corp., 4.63%, 02/15/27
(b)
5 4,287
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 ................. 14 13,038
4.00%, 08/01/28 ................. 7 5,834
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 6 5,138

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Nielsen Finance LLC, 5.63%, 10/01/28
(b)
... USD 20 $ 19,851
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
.................... 12 10,240
Republic Services, Inc., 3.38%, 11/15/27 ... 150 137,172
241,750
Communications Equipment — 0.1%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 5 2,487
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 8 7,108
CommScope, Inc., 6.00%, 03/01/26
(b)
..... 19 17,494
Nokia OYJ, 4.38%, 06/12/27 .......... 8 7,210
Viasat, Inc., 5.63%, 04/15/27
(b)
......... 15 12,479
46,778
Consumer Finance — 1.0%
American Express Co., 2.55%, 03/04/27 ... 190 169,235
General Motors Financial Co., Inc., 3.50%,
11/07/24 ..................... 100 95,794
OneMain Finance Corp.
6.88%, 03/15/25 ................. 2 1,880
7.13%, 03/15/26 ................. 12 10,817
SLM Corp., 3.13%, 11/02/26 .......... 7 5,794
Synchrony Financial
4.88%, 06/13/25 ................. 125 120,588
4.50%, 07/23/25 ................. 75 71,531
475,639
Containers & Packaging — 0.3%
Ball Corp., 4.88%, 03/15/26 .......... 72 68,307
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 7 6,370
Crown Americas LLC, 4.25%, 09/30/26 ... 30 27,176
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 13 11,054
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 20 17,307
130,214
Diversified Financial Services — 0.1%
(b)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 14 11,556
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 2 1,915
7.38%, 09/01/25 ................. 5 4,478
Shift4 Payments LLC, 4.63%, 11/01/26 .... 15 13,678
31,627
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 1.80%, 09/05/26 .......... EUR 100 91,331
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 15 13,538
5.00%, 02/01/28 ................. 19 16,383
6.38%, 09/01/29 ................. 12 11,017
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 13 9,717
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 17 15,236
5.00%, 05/01/28 ................. 5 4,291
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 1 838
4.63%, 09/15/27 ................. 4 3,310
4.25%, 07/01/28 ................. 22 17,160
Lumen Technologies, Inc.
(b)
5.13%, 12/15/26 ................. 54 46,462
4.00%, 02/15/27 ................. 11 9,238
4.50%, 01/15/29 ................. 4 2,810
Switch Ltd., 3.75%, 09/15/28
(b)
......... 21 20,869
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
0.85%, 11/20/25 ................. USD 200 $ 175,304
2.10%, 03/22/28 ................. 195 164,621
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 45,740
647,865
Electric Utilities — 1.4%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(c)
.................... EUR 100 89,399
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... USD 200 168,965
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. 50 49,373
1.88%, 01/15/27 ................. 180 156,202
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 13 12,449
NRG Energy, Inc.
5.75%, 01/15/28 ................. 29 26,763
5.25%, 06/15/29
(b)
................ 2 1,750
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 66 57,219
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 100 95,995
658,115
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV, 5.00%, 10/01/25 . 15 14,311
Vertiv Group Corp., 4.13%, 11/15/28 ..... 18 14,490
28,801
Energy Equipment & Services — 0.0%
Halliburton Co., 3.80%, 11/15/25 ....... 20 19,262
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 7 5,215
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 2 1,924
4.75%, 10/15/27 ................. 13 11,286
3.75%, 01/15/28 ................. 23 19,493
WMG Acquisition Corp., 3.88%, 07/15/30 .. 7 5,735
43,653
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.
1.60%, 04/15/26 ................. 330 287,645
0.45%, 01/15/27 ................. EUR 100 83,011
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 6 4,920
Crown Castle, Inc.
3.15%, 07/15/23 ................. 350 345,268
3.20%, 09/01/24 ................. 50 48,374
1.35%, 07/15/25 ................. 70 62,818
1.05%, 07/15/26 ................. 115 97,140
Equinix, Inc., 0.25%, 03/15/27 ......... EUR 100 82,537
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... USD 13 10,432
Healthpeak Properties, Inc., 1.35%, 02/01/27 100 84,683
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... 20 17,200
SBA Communications Corp., 3.88%, 02/15/27 17 15,077
1,139,105
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 6 5,270
5.88%, 02/15/28 ................. 34 31,365
United Natural Foods, Inc., 6.75%, 10/15/28 6 5,488
US Foods, Inc.
6.25%, 04/15/25 ................. 13 12,770

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
4.75%, 02/15/29 ................. USD 2 $ 1,712
56,605
Food Products — 0.1%
(b)
Chobani LLC, 4.63%, 11/15/28 ......... 14 11,908
Darling Ingredients, Inc., 5.25%, 04/15/27 .. 15 14,147
Lamb Weston Holdings, Inc., 4.88%, 05/15/28 37 33,564
59,619
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 26 23,138
Hologic, Inc.
(b)
4.63%, 02/01/28 ................. 15 13,837
3.25%, 02/15/29 ................. 7 5,725
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 7 5,612
Teleflex, Inc.
4.63%, 11/15/27 ................. 2 1,802
4.25%, 06/01/28
(b)
................ 12 10,437
60,551
Health Care Providers & Services — 0.7%
Centene Corp., 2.45%, 07/15/28 ........ 69 56,181
Community Health Systems, Inc., 8.00%,
03/15/26
(b)
.................... 3 2,597
CVS Health Corp., 2.63%, 08/15/24 ...... 50 47,964
Encompass Health Corp., 4.50%, 02/01/28 . 34 29,121
Fresenius SE & Co. KGaA, 0.75%, 01/15/28
(c)
EUR 100 83,121
HCA, Inc., 5.25%, 04/15/25 ........... USD 50 48,976
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 19,855
Tenet Healthcare Corp.
(b)
6.25%, 02/01/27 ................. 2 1,866
5.13%, 11/01/27 ................. 54 48,454
338,135
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88%, 01/15/28 ................. 8 6,962
4.38%, 01/15/28 ................. 35 30,327
Cedar Fair LP, 5.50%, 05/01/25 ........ 9 8,657
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 ................. 58 54,230
3.75%, 05/01/29 ................. 2 1,652
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 6 5,997
Vail Resorts, Inc., 6.25%, 05/15/25 ...... 9 8,878
116,703
Household Durables — 0.0%
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 12 9,456
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 90 80,136
Insurance — 0.6%
(b)
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27 ..................... 79 67,480
AmWINS Group, Inc., 4.88%, 06/30/29 .... 3 2,490
Metropolitan Life Global Funding I, 2.80%,
03/21/25 ..................... 170 161,013
NFP Corp., 4.88%, 08/15/28 .......... 58 49,492
280,475
Interactive Media & Services — 0.0%
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 15 14,066
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.5%
eBay, Inc., 2.75%, 01/30/23 .......... USD 225 $ 223,634
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... 8 6,543
Match Group Holdings II LLC, 4.63%,
06/01/28
(b)
.................... 19 16,601
246,778
IT Services — 0.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
15 12,788
Block, Inc., 2.75%, 06/01/26 .......... 21 18,049
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
9 7,742
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 23,249
International Business Machines Corp., 0.95%,
05/23/25 ..................... EUR 100 92,670
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... USD 32 27,840
PayPal Holdings, Inc.
2.65%, 10/01/26 ................. 110 100,952
3.90%, 06/01/27 ................. 70 67,067
Twilio, Inc., 3.63%, 03/15/29 .......... 23 18,573
368,930
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 32 27,868
Danaher Corp., 2.10%, 09/30/26 ....... EUR 100 93,246
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... USD 19 15,129
136,243
Machinery — 0.0%
(b)
Mueller Water Products, Inc., 4.00%, 06/15/29 8 6,808
Wabash National Corp., 4.50%, 10/15/28 .. 10 7,752
14,560
Media — 0.3%
(b)
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27 ..................... 55 46,461
Directv Financing LLC, 5.88%, 08/15/27 ... 12 10,345
GCI LLC, 4.75%, 10/15/28 ........... 2 1,661
Outfront Media Capital LLC, 5.00%, 08/15/27 2 1,747
Radiate Holdco LLC, 4.50%, 09/15/26 .... 18 14,764
Sirius XM Radio, Inc.
5.00%, 08/01/27 ................. 2 1,835
4.00%, 07/15/28 ................. 49 41,678
118,491
Metals & Mining — 0.6%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 56,143
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 32 26,712
3.88%, 08/15/31 ................. 21 15,664
Nucor Corp., 4.30%, 05/23/27 ......... 120 114,877
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 46,226
259,622
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 2 1,965
4.38%, 01/15/27 ................. 6 5,115
7,080
Multi-Utilities — 0.5%
E.ON SE, 0.88%, 01/08/25
(c)
.......... EUR 30 27,862
Engie SA, 1.75%, 03/27/28
(c)
.......... 100 88,617
Sempra Energy, 3.30%, 04/01/25 ....... USD 50 47,586
Veolia Environnement SA, 0.00%, 01/14/27
(c)
EUR 100 84,673
248,738
Oil, Gas & Consumable Fuels — 0.2%
Eni SpA, 1.00%, 03/14/25
(c)
........... 100 93,186

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
.................... USD 33 $ 29,435
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 9,868
CoreLogic, Inc., 4.50%, 05/01/28 ....... 9 6,120
15,988
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 16 14,841
Howard Hughes Corp. (The), 5.38%, 08/01/28 19 15,770
Realogy Group LLC, 5.75%, 01/15/29 .... 11 7,934
38,545
Road & Rail — 0.3%
Ryder System, Inc., 3.75%, 06/09/23 ..... 110 109,271
Uber Technologies, Inc.
(b)
8.00%, 11/01/26 ................. 6 5,991
6.25%, 01/15/28 ................. 25 23,250
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 14 12,249
150,761
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom Corp., 3.13%, 01/15/25 ...... 5 4,797
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 15 13,212
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 5 4,239
NXP BV
4.88%, 03/01/24 ................. 150 148,572
2.70%, 05/01/25 ................. 330 305,312
3.88%, 06/18/26 ................. 70 65,450
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 7 5,636
547,218
Software — 1.8%
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 6 5,704
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 41 33,817
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 13 11,456
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 10,225
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 7 5,768
NortonLifeLock, Inc., 6.75%, 09/30/27
(b)
... 10 9,595
Open Text Corp., 3.88%, 02/15/28
(b)
..... 24 19,848
Oracle Corp.
2.50%, 10/15/22 ................. 147 146,918
1.65%, 03/25/26 ................. 185 162,097
Picard Midco, Inc., 6.50%, 03/31/29
(b)
..... 40 33,788
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 19 16,617
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
25 22,805
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 2 1,532
VMware, Inc.
0.60%, 08/15/23 ................. 120 115,532
1.40%, 08/15/26 ................. 155 132,559
Workday, Inc., 3.50%, 04/01/27 ........ 80 73,999
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
18 14,687
816,947
Specialty Retail — 0.7%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
6 4,831
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 50,847
Lowe's Cos., Inc.
3.35%, 04/01/27 ................. 60 55,568
3.10%, 05/03/27 ................. 180 165,064
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 36,078
312,388
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... USD 17 $ 13,515
William Carter Co. (The), 5.63%, 03/15/27 .. 14 13,089
26,604
Thrifts & Mortgage Finance — 0.0%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 12,424
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 8,934
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 3 2,561
23,919
Trading Companies & Distributors — 0.5%
Air Lease Corp., 1.88%, 08/15/26 ....... 35 29,662
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
150 121,479
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 14 12,600
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 8 6,749
United Rentals North America, Inc., 4.88%,
01/15/28 ..................... 21 19,254
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 23,507
213,251
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., 3.20%,
03/15/27
(b)
.................... 145 132,438
Sprint Corp., 7.63%, 03/01/26 ......... 38 39,305
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 88 77,238
2.25%, 02/15/26 ................. 23 20,580
269,561
Total Corporate Bonds — 33.1%
(Cost: $17,243,018) .............................. 15,330,193
Foreign Agency Obligations
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(c)
. EUR 100 89,404
Germany — 0.7%
(c)
Kreditanstalt fuer Wiederaufbau, 0.00%
,
09/15/28 ...................... 200 168,139
Landwirtschaftliche Rentenbank, 0.00%
,
09/22/27 ...................... 200 171,258
339,397
Supranational — 4.2%
Asian Development Bank, 0.35%
,
07/16/25 . 400 367,087
European Bank for Reconstruction &
Development, 0.00%
,
01/10/24 ....... 500 474,653
European Investment Bank
(c)
0.50%, 11/15/23 ................. 400 385,143
1.25%, 11/13/26 ................. 270 250,476
Nordic Investment Bank, 0.13%
,
06/10/24
(c)
. 500 470,081
1,947,440
Total Foreign Agency Obligations — 5.1%
(Cost: $2,852,702) .............................. 2,376,241
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
(a)(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67 .......... USD 46 41,044
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67 .......... 94 86,043
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66 ................. 87 73,069
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66 ..... 85 73,718

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66 ................. USD 73 $ 65,168
MFA Trust, Series 2021-INV2, Class A1, 1.91%,
11/25/56 ....................... 184 158,664
PRKCM Trust, Series 2021-AFC2, Class A1,
2.07%, 11/25/56 ................. 105 86,646
RCKT Mortgage Trust, Series 2022-4, Class
A2, 3.50%, 06/25/52 .............. 98 84,147
668,499
Commercial Mortgage-Backed Securities — 5.7%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
150 141,355
245 Park Avenue Trust, Series 2017-245P,
Class A, 3.51%, 06/05/37
(b)
.......... 140 124,661
AREIT LLC, Series 2022-CRE7, Class A, (1
Month CME Term SOFR + 2.24%), 5.26%,
06/17/39
(a)(b)
.................... 100 98,752
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 200 186,625
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class A3, 2.68%, 10/10/49 97 87,553
Series 2018-C5, Class A4, 4.23%,
06/10/51
(a)
................... 150 141,611
Commercial Mortgage Trust
Series 2013-CR10, Class A4, 4.21%,
08/10/46
(a)
................... 175 173,780
Series 2015-CR22, Class A5, 3.31%,
03/10/48 .................... 200 190,765
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 189,947
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 115,226
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (LIBOR USD 1
Month + 0.76%), 3.58%, 06/15/38
(a)
.. 200 192,961
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 86,441
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.29%, 08/15/34
(a)(b)
............. 250 235,276
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 135 132,645
Series 2015-C20, Class A4, 3.25%,
02/15/48 .................... 180 171,893
Ready Capital Mortgage Financing LLC, Series
2022-FL8, Class A, (SOFR 30 Day Average
+ 1.65%), 3.95%, 01/25/37
(a)(b)
........ 60 58,200
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 100 80,130
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1 Month CME
Term SOFR + 2.19%), 5.03%, 05/15/37
(a)(b)
100 97,648
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%,
12/15/59 .................... 50 46,618
Series 2021-C60, Class ASB, 2.13%,
08/15/54 .................... 100 83,487
2,635,574
Total Non-Agency Mortgage-Backed Securities — 7.2%
(Cost: $3,676,160) .............................. 3,304,073
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 10.3%
Government National Mortgage Association
2.50%, 10/20/51 ................. USD 209 $ 179,233
3.00%, 10/20/51 ................. 1,005 891,693
Uniform Mortgage-Backed Securities
2.50%, 11/01/51 ................. 186 158,864
3.00%, 11/01/51 ................. 254 226,452
3.50%, 11/01/51 ................. 952 881,472
4.50%, 10/25/52 - 11/25/52
(d)
......... 2,570 2,446,734
Total U.S. Government Sponsored Agency Securities — 10.3%
(Cost: $5,225,481) .............................. 4,784,448
U.S. Treasury Obligations
U.S. Treasury Bonds , 1.75%, 08/15/41 .... 610 417,064
U.S. Treasury Inflation Linked Notes ,
0.13%, 04/15/27 ................. 530 488,586
U.S. Treasury Notes
0.13%, 12/31/22 - 05/15/23 .......... 260 255,335
0.75%, 11/15/24 ................. 670 622,576
1.75%, 03/15/25 ................. 2,020 1,902,114
2.75%, 05/15/25 ................. 890 856,451
2.88%, 06/15/25 ................. 2,680 2,584,630
3.13%, 08/15/25 ................. 2,600 2,520,172
3.50%, 09/15/25 ................. 3,075 3,012,299
Total U.S. Treasury Obligations — 27.4%
(Cost: $13,140,249) .............................. 12,659,227
Total Long-Term Investments — 97.4%
(Cost: $49,095,017) .............................. 45,059,642
Short-Term Securities
Commercial Paper — 1.1%
Commonwealth Bank of Australia, (SOFR 1
Day + 0.45%), 3.41%
,
02/21/23
(a)
...... 250 250,201
Enel Finance America LLC, 5.27%
,
09/06/23
(e)
250 238,593
Total Commercial Paper — 1.1%
(Cost: $488,195) ................................ 488,794
Shares
Shares
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(f)(g)
................. 1,345,914 1,345,914
Total Money Market Funds — 2.9%
(Cost: $1,345,914) .............................. 1,345,914
Par (000)
Pa r (000)
U.S. Treasury Obligations — 3.8%
U.S. Treasury Bills
(e)
3.84%, 03/23/23 ................. 900 884,343

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
2.08%, 05/18/23 ................. USD 900 $ 880,159
Total U.S. Treasury Obligations — 3.8%
(Cost: $1,771,958) .............................. 1,764,502
Total Short-Term Securities — 7.8%
(Cost: $3,606,067) .............................. 3,599,210
Total Investments Before TBA Sale Commitments — 105.2%
(Cost: $52,701,084 ) .............................. 48,658,852
TBA Sale Commitments
Mortgage-Backed Securities — (1.6)%
Uniform Mortgage-Backed Securities,
4.50%, 10/25/52
(d)
................ (750) (714,434)
Total TBA Sale Commitments — (1.6)%
(Proceeds: $(717,148)) ........................... (714,434)
Total Investments Net of TBA Sale Commitments — 103.6%
(Cost: $51,983,936 ) .............................. 47,944,418
Liabilities in Excess of Other Assets — (3.6)% ............ (1,667,497)
Net Assets — 100.0% ..............................
$ 46,276,921
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Represents or includes a TBA transaction.
(e)
Rates are discount rates or a range of discount rates as of period end.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 1,345,914
(b)
$ — $ — $ — $ 1,345,914 1,345,914 $ 8,239 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
32
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 93 12/30/22 $ 19,095 $ (314,594)
Short Contracts
Euro-Bobl ............................................................... 16 12/08/22 1,878 45,514
Euro-Bund .............................................................. 1 12/08/22 136 6,435
Euro-Schatz ............................................................. 10 12/08/22 1,050 9,460
U.S. Treasury 10 Year Note ................................................... 17 12/20/22 1,905 56,846
U.S. Treasury 10 Year Ultra Note ............................................... 10 12/20/22 1,185 69,074
U.S. Treasury Long Bond .................................................... 3 12/20/22 380 28,180
U.S. Treasury Ultra Bond .................................................... 3 12/20/22 410 40,379
U.S. Treasury 5 Year Note .................................................... 40 12/30/22 4,298 123,617
379,505
$ 64,911
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,448,177 EUR 4,427,000 Morgan Stanley & Co. International plc 12/21/22 $ 82,000
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.39.V1 ................... 5.00 % Quarterly 12/20/27 USD 520 $ 20,546 $ 24,570 $ (4,024)
CDX.NA.IG.39.V1 ................... 1.00 Quarterly 12/20/27 USD 340 1,062 (548) 1,610
$ 21,608 $ 24,022 $ (2,414)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.66% Annual 01/05/23
(a)
09/30/24 USD 1,025 $ (10,482) $ 219 $ (10,701)
3.22% Annual 1 day SOFR Annual 01/05/23
(a)
02/28/27 USD 1,025 25,632 412 25,220
$ 15,150 $ 631 $ 14,519
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59%

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
33
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 25,201 $ (548) $ 26,830 $ (14,725) $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 379,505 $ — $ 379,505
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 82,000 — — 82,000
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,610 — — 25,220 — 26,830
$ — $ 1,610 $ — $ 82,000 $ 404,725 $ — $ 488,335
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 314,594 $ — $ 314,594
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 4,024 — — 10,701 — 14,725
$ — $ 4,024 $ — $ — $ 325,295 $ — $ 329,319
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 260,065 $ — $ 260,065
Forward foreign currency exchange contracts .... — — — 684,085 — — 684,085
Swaps .............................. — 36,920 — — 7,461 — 44,381
$ — $ 36,920 $ — $ 684,085 $ 267,526 $ — $ 988,531
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 64,911 $ — $ 64,911
Forward foreign currency exchange contracts .... — — — 82,000 — — 82,000
Swaps .............................. — (2,414) — — 14,519 — 12,105
$ — $ (2,414) $ — $ 82,000 $ 79,430 $ — $ 159,016

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
34
Schedule of Investments
(continued)
September 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 20,458,443
Average notional value of contracts — short ................................................................................. $ 12,393,290
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 4,643,400
Average amounts sold — in USD ........................................................................................ $ 32,793
Credit default swaps
Average notional value — buy protection ................................................................................... $ 525,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 512,500
Average notional value — receives fixed rate ................................................................................ $ 512,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 31,949 $ 30,236
Forward foreign currency exchange contracts ................................................................. 82,000 —
Swaps — centrally cleared .............................................................................. 5,986 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 119,935 $ 30,236
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(37,935) (30,236)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 82,000 $ —
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
Morgan Stanley & Co. International plc .................. $ 82,000 $ — $ — $ — $ 82,000
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
35
Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 45,059,642 $ — $ 45,059,642
Short-Term Securities
Commercial Paper ....................................... — 488,794 — 488,794
Money Market Funds ...................................... 1,345,914 — — 1,345,914
U.S. Treasury Obligations ................................... — 1,764,502 — 1,764,502
Liabilities
Investments
TBA Sale Commitments .................................... — (714,434) — (714,434)
$ 1,345,914 $ 46,598,504 $ — $ 47,944,418
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,61 0 $ — $ 1,61 0
Foreign currency exchange contracts ............................ — 82,000 — 82,000
Interest rate contracts ....................................... 379,505 25,220 — 404,725
Liabilities
Credit contracts ........................................... — (4,024) — (4,024)
Interest rate contracts ....................................... (314,594) (10,701) — (325,295)
$ 64,911 $ 94,10 5 $ — $ 159,01 6
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 8.6%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (LIBOR USD 3 Month +
1.07%), 3.78%, 04/20/33 ....... USD 250 $ 242,425
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 4.57%, 10/27/34 250 235,616
Bridge Street CLO II Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.23%), 3.94%, 07/20/34 250 239,554
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (LIBOR USD 3 Month +
1.13%), 3.84%, 10/20/34 ....... 250 238,809
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month +
1.19%), 3.70%, 10/15/30 ....... 250 245,746
GoldentTree Loan Management US
CLO 1 Ltd.
Series 2021-11A, Class A, (LIBOR
USD 3 Month + 1.13%), 3.84%,
10/20/34 ............... 250 238,804
Series 2021-11A, Class E, (LIBOR
USD 3 Month + 5.35%), 8.06%,
10/20/34 ............... 250 202,395
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR,
(LIBOR USD 3 Month + 0.94%),
3.67%, 10/21/30 ............ 250 244,874
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
5.34%, 01/19/33 ............ 250 233,208
OHA Loan Funding Ltd., Series 2015-
1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 3.89%, 01/19/37 250 238,643
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (LIBOR USD 3 Month
+ 1.15%), 3.66%, 01/15/35 ..... 250 238,797
Pikes Peak CLO 8, Series 2021-8A,
Class B, (LIBOR USD 3 Month +
1.75%), 4.46%, 07/20/34 ....... 250 235,799
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (LIBOR USD 3 Month
+ 1.22%), 4.14%, 08/16/34 ..... 250 240,385
Trestles CLO V Ltd., Series 2021-5A,
Class A1, (LIBOR USD 3 Month +
1.17%), 3.88%, 10/20/34 ....... 250 238,495
Trimaran Cavu Ltd., Series 2021-2A,
Class D1, (LIBOR USD 3 Month +
3.25%), 6.03%, 10/25/34 ....... 250 231,109
3,544,659
Ireland — 0.7%
Prodigy Finance DAC, Series 2021-1A,
Class A, (LIBOR USD 1 Month +
1.25%), 4.33%, 07/25/51
(a)(b)
.... 277 270,203
United States — 5.1%
(a)
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.24%), 3.75%, 07/15/36
(b)
250 240,232
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26 . 488 419,425
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(b)
................ 202 159,690
Security
Par (000)
Par (000) Value
United States (continued)
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43 ... USD 85 $ 81,993
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(c)
........ 376 349,651
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40 ................. 500 411,617
Regional Management Issuance Trust,
Series 2022-1, Class A, 3.07%,
03/15/32 ................. 100 90,377
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38 .. 400 342,474
2,095,459
Total Asset-Backed Securities — 14.4%
(Cost: $6,378,526) .............................. 5,910,321
Corporate Bonds
Australia — 0.0%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... 22 18,904
Belgium — 0.8%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ............ 4 3,605
4.90%, 02/01/46 ............ 24 20,858
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ............ 87 84,751
5.88%, 06/15/35 ............ 31 30,992
KBC Group NV, (EURIBOR 3 Month +
0.72%), 0.38%
,
06/16/27
(b)(d)
.... EUR 200 171,219
311,425
Canada — 0.1%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
USD 6 5,221
Rogers Communications, Inc., 3.70%
,
11/15/49 .................. 35 23,937
29,158
China — 0.6%
NXP BV
5.55%, 12/01/28 ............ 68 66,555
3.40%, 05/01/30 ............ 115 96,287
2.50%, 05/11/31 ............ 61 45,628
5.00%, 01/15/33 ............ 34 30,250
238,720
France — 0.8%
(d)
Banque Federative du Credit Mutuel
SA, 0.10%
,
10/08/27 ......... EUR 100 81,742
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 83,702
Engie SA, 1.75%
,
03/27/28 ....... 100 88,617
Societe Generale SA, (EURIBOR 3
Month + 1.28%), 0.88%
,
09/22/28
(b)
100 81,921
335,982
Germany — 0.8%
(d)
Commerzbank AG, (EURIBOR 3 Month
+ 1.30%), 0.75%
,
03/24/26
(b)
.... 100 89,028
Deutsche Bank AG, (EURIBOR 3
Month + 1.38%), 1.88%
,
02/23/28
(b)
200 166,683
E.ON SE, 1.00%
,
10/07/25 ....... 100 92,029
347,740

BlackRock Sustainable Total Return Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Italy — 0.7%
(d)
Intesa Sanpaolo SpA, 1.50%
,
04/10/24 EUR 100 $ 95,337
Iren SpA
1.95%, 09/19/25 ............ 100 92,699
1.50%, 10/24/27 ............ 100 84,844
272,880
Japan — 1.3%
Mitsubishi UFJ Financial Group, Inc.,
2.53%
,
09/13/23 ............ USD 347 338,405
Takeda Pharmaceutical Co. Ltd.,
5.00%
,
11/26/28 ............ 200 193,606
532,011
Spain — 0.8%
(d)
Banco de Sabadell SA, (EUR Swap
Annual 1 Year + 1.55%), 1.13%
,
03/11/27
(b)
................ EUR 100 86,824
Banco Santander SA, 0.30%
,
10/04/26 200 170,702
CaixaBank SA, (EURIBOR 3 Month +
0.85%), 0.38%
,
11/18/26
(b)
..... 100 85,602
343,128
United Kingdom — 1.3%
CNH Industrial NV, 4.50%
,
08/15/23 . USD 188 186,874
National Grid plc, 0.25%
,
09/01/28
(d)
. EUR 100 78,077
RELX Capital, Inc.
4.00%, 03/18/29 ............ USD 44 40,408
3.00%, 05/22/30 ............ 59 49,776
SSE plc
(d)
0.88%, 09/06/25 ............ EUR 100 90,853
1.38%, 09/04/27 ............ 100 87,335
533,323
United States — 29.2%
AbbVie, Inc.
4.55%, 03/15/35 ............ USD 88 78,944
4.50%, 05/14/35 ............ 48 42,703
4.70%, 05/14/45 ............ 36 30,449
AEP Texas, Inc., 5.25%
,
05/15/52 ... 52 47,450
Aetna, Inc., 6.63%
,
06/15/36 ...... 7 7,138
Agilent Technologies, Inc.
3.05%, 09/22/26 ............ 34 31,285
2.75%, 09/15/29 ............ 8 6,721
2.10%, 06/04/30 ............ 5 3,920
Albertsons Cos., Inc.
(a)
5.88%, 02/15/28 ............ 12 11,070
4.88%, 02/15/30 ............ 6 5,076
Alexandria Real Estate Equities, Inc.,
4.90%
,
12/15/30 ............ 29 27,432
Amazon.com, Inc., 4.05%
,
08/22/47 . 24 20,267
American International Group, Inc.,
4.38%
,
06/30/50 ............ 27 21,606
American Tower Corp.
5.00%, 02/15/24 ............ 12 11,993
0.45%, 01/15/27 ............ EUR 100 83,011
3.60%, 01/15/28 ............ USD 111 98,492
3.80%, 08/15/29 ............ 33 28,948
2.10%, 06/15/30 ............ 39 29,874
Amgen, Inc.
4.40%, 05/01/45 ............ 35 28,575
4.66%, 06/15/51 ............ 4 3,361
4.20%, 02/22/52 ............ 23 18,030
Aon Corp.
3.75%, 05/02/29 ............ 14 12,592
2.80%, 05/15/30 ............ 47 38,968
Security
Par (000)
Par (000) Value
United States (continued)
Apple, Inc., 2.80%
,
02/08/61 ...... USD 37 $ 23,034
Applied Materials, Inc., 4.35%
,
04/01/47 ................. 7 6,052
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 14 12,470
AT&T, Inc.
4.30%, 02/15/30 ............ 53 48,425
2.75%, 06/01/31 ............ 33 26,416
4.50%, 05/15/35 ............ 141 122,116
4.75%, 05/15/46 ............ 70 58,670
4.50%, 03/09/48 ............ 11 8,681
3.80%, 12/01/57 ............ 37 24,995
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 7,480
Atmos Energy Corp., 2.85%
,
02/15/52 10 6,321
Autodesk, Inc., 2.40%
,
12/15/31 .... 53 41,224
Baltimore Gas & Electric Co., 3.50%
,
08/15/46 ................. 74 54,500
Bank of America Corp.
(b)
(LIBOR USD 3 Month + 0.79%),
3.00%, 12/20/23 .......... 20 19,894
(SOFR 6 Month + 1.46%), 1.49%,
05/19/24 ............... 397 387,228
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25 .......... 6 5,618
(SOFR 6 Month + 1.32%), 2.69%,
04/22/32 ............... 131 102,276
(SOFR 6 Month + 1.33%), 2.97%,
02/04/33 ............... 351 274,395
(SOFR 6 Month + 1.83%), 4.57%,
04/27/33 ............... 75 67,176
Baxter International, Inc.
2.60%, 08/15/26 ............ 33 29,852
2.54%, 02/01/32 ............ 7 5,449
Biogen, Inc.
2.25%, 05/01/30 ............ 23 18,112
5.20%, 09/15/45 ............ 9 8,035
3.15%, 05/01/50 ............ 17 10,952
Blackstone Private Credit Fund, 4.00%
,
01/15/29 ................. 42 33,644
Broadcom, Inc.
4.15%, 11/15/30 ............ 17 14,714
4.30%, 11/15/32 ............ 78 65,492
Broadridge Financial Solutions, Inc.,
2.60%
,
05/01/31 ............ 5 3,960
Burlington Northern Santa Fe LLC,
3.30%
,
09/15/51 ............ 33 23,499
Cameron LNG LLC, 3.30%
,
01/15/35
(a)
220 173,028
Carrier Global Corp., 2.24%
,
02/15/25 5 4,672
CCO Holdings LLC
(a)
5.38%, 06/01/29 ............ 14 12,254
4.75%, 03/01/30 ............ 16 12,980
Cedar Fair LP
5.50%, 05/01/25
(a)
........... 8 7,695
5.38%, 04/15/27 ............ 12 11,147
5.25%, 07/15/29 ............ 12 10,297
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35%, 04/01/31 .... 10 8,158
Series AF, 3.35%, 04/01/51 .... 15 10,754
Charter Communications Operating
LLC
5.13%, 07/01/49 ............ 8 5,864
4.80%, 03/01/50 ............ 113 81,517
3.90%, 06/01/52 ............ 15 9,287

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
5.25%, 04/01/53 ............ USD 28 $ 21,441
4.40%, 12/01/61 ............ 15 9,556
3.95%, 06/30/62 ............ 26 15,418
5.50%, 04/01/63 ............ 21 15,866
Citigroup, Inc.
(b)
(SOFR 6 Month + 0.69%), 2.01%,
01/25/26 ............... 48 44,109
(SOFR 6 Month + 2.09%), 4.91%,
05/24/33 ............... 106 97,519
Citizens Financial Group, Inc., 3.25%
,
04/30/30 ................. 6 4,908
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 16 13,516
Comcast Corp., 3.40%
,
07/15/46 ... 58 40,925
Commercial Metals Co., 4.38%
,
03/15/32 ................. 14 11,060
Commonwealth Edison Co.
4.00%, 03/01/48 ............ 18 14,419
Series 133, 3.85%, 03/15/52 .... 24 18,682
Cox Communications, Inc., 3.15%
,
08/15/24
(a)
................ 14 13,402
Crown Castle, Inc., 2.50%
,
07/15/31 . 36 27,741
CSX Corp.
2.50%, 05/15/51 ............ 26 15,562
4.25%, 11/01/66 ............ 10 7,600
CVS Health Corp.
4.30%, 03/25/28 ............ 158 149,019
3.25%, 08/15/29 ............ 43 37,629
5.13%, 07/20/45 ............ 40 35,026
Dell International LLC, 6.02%
,
06/15/26 67 67,270
Duke Realty LP, 1.75%
,
02/01/31 ... 52 39,745
DXC Technology Co., 2.38%
,
09/15/28 9 7,352
Eaton Corp., 4.70%
,
08/23/52 ..... 10 8,783
eBay, Inc., 1.40%
,
05/10/26 ....... 5 4,374
Ecolab, Inc., 3.95%
,
12/01/47 ..... 16 13,111
Electronic Arts, Inc., 1.85%
,
02/15/31 20 15,416
Entergy Louisiana LLC
4.95%, 01/15/45 ............ 97 86,981
4.20%, 09/01/48 ............ 41 32,962
Enterprise Products Operating LLC,
3.30%
,
02/15/53 ............ 45 29,276
Equifax, Inc., 2.35%
,
09/15/31 ..... 5 3,756
Equinix, Inc.
0.25%, 03/15/27 ............ EUR 100 82,537
3.20%, 11/18/29 ............ USD 63 53,259
2.15%, 07/15/30 ............ 99 75,900
2.50%, 05/15/31 ............ 21 16,178
3.90%, 04/15/32 ............ 115 97,689
Exelon Corp., 4.45%
,
04/15/46 ..... 32 26,120
Expedia Group, Inc., 2.95%
,
03/15/31 2 1,552
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 12 9,779
Fiserv, Inc., 3.50%
,
07/01/29 ...... 7 6,090
Florida Power & Light Co., 4.05%
,
10/01/44 ................. 86 70,518
Ford Motor Co., 3.25%
,
02/12/32 ... 6 4,322
General Motors Co., 5.40%
,
10/15/29 20 18,441
General Motors Financial Co., Inc.
3.25%, 01/05/23 ............ 470 467,380
3.95%, 04/13/24 ............ 5 4,877
4.00%, 01/15/25 ............ 632 607,153
Gilead Sciences, Inc.
4.60%, 09/01/35 ............ 38 34,346
4.75%, 03/01/46 ............ 26 22,628
Security
Par (000)
Par (000) Value
United States (continued)
Global Payments, Inc.
2.65%, 02/15/25 ............ USD 199 $ 185,987
1.20%, 03/01/26 ............ 293 252,169
4.45%, 06/01/28 ............ 160 146,271
3.20%, 08/15/29 ............ 57 47,494
GLP Capital LP
4.00%, 01/15/30 ............ 34 28,395
4.00%, 01/15/31 ............ 27 22,070
3.25%, 01/15/32 ............ 40 30,069
Goldman Sachs Group, Inc. (The)
(b)
(SOFR 6 Month + 0.54%), 0.63%,
11/17/23 ............... 72 71,564
(SOFR 6 Month + 0.51%), 0.66%,
09/10/24 ............... 33 31,413
(LIBOR USD 3 Month + 1.17%),
4.08%, 05/15/26 .......... 7 6,945
(SOFR 6 Month + 1.11%), 2.64%,
02/24/28 ............... 6 5,206
(SOFR 6 Month + 1.85%), 3.62%,
03/15/28 ............... 335 304,867
(LIBOR USD 3 Month + 1.51%),
3.69%, 06/05/28 .......... 179 161,856
(SOFR 6 Month + 1.28%), 2.62%,
04/22/32 ............... 398 308,501
Hasbro, Inc., 3.90%
,
11/19/29 ..... 22 19,242
HCA, Inc.
3.50%, 09/01/30 ............ 9 7,432
2.38%, 07/15/31 ............ 82 60,657
5.50%, 06/15/47 ............ 28 23,654
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
14 12,600
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 ............ 12 11,391
4.90%, 10/15/25
(c)
........... 38 37,665
1.75%, 04/01/26 ............ 34 30,249
Humana, Inc., 4.50%
,
04/01/25 .... 10 9,857
Hyundai Capital America, 2.85%
,
11/01/22
(a)
................ 472 471,325
iHeartCommunications, Inc., 5.25%
,
08/15/27
(a)
................ 8 6,834
Intel Corp., 4.10%
,
05/19/46 ...... 44 35,160
Intercontinental Exchange, Inc., 1.85%
,
09/15/32 ................. 21 15,472
International Business Machines Corp.,
7.00%
,
10/30/25 ............ 8 8,485
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/28 ............ 8 7,398
4.75%, 03/30/30 ............ 8 7,312
JPMorgan Chase & Co.
(b)
(SOFR 6 Month + 1.56%), 4.32%,
04/26/28 ............... 75 70,283
(SOFR 6 Month + 1.25%), 2.58%,
04/22/32 ............... 10 7,752
(SOFR 6 Month + 1.26%), 2.96%,
01/25/33 ............... 16 12,577
(SOFR 6 Month + 1.80%), 4.59%,
04/26/33 ............... 116 104,378
Juniper Networks, Inc., 2.00%
,
12/10/30 ................. 5 3,689
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 3 2,896
KLA Corp.
4.10%, 03/15/29 ............ 29 27,555
3.30%, 03/01/50 ............ 36 25,287
5.25%, 07/15/62 ............ 25 22,977

BlackRock Sustainable Total Return Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
L3Harris Technologies, Inc.
2.90%, 12/15/29 ............ USD 72 $ 60,811
1.80%, 01/15/31 ............ 141 105,477
Lam Research Corp., 4.88%
,
03/15/49 25 23,054
Lamar Media Corp., 3.75%
,
02/15/28 6 5,241
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 1 828
Lowe's Cos., Inc.
1.30%, 04/15/28 ............ 61 49,241
5.50%, 10/15/35 ............ 8 7,662
2.80%, 09/15/41 ............ 11 7,006
LYB International Finance III LLC,
4.20%
,
05/01/50 ............ 16 11,488
Marsh & McLennan Cos., Inc., 2.25%
,
11/15/30 .................. 27 21,424
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 6 5,307
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 65 52,110
Micron Technology, Inc., 4.66%
,
02/15/30 ................. 4 3,549
Microsoft Corp., 3.70%
,
08/08/46 ... 53 43,918
MidAmerican Energy Co.
3.65%, 04/15/29 ............ 63 58,089
4.25%, 07/15/49 ............ 35 29,124
Moody's Corp.
4.25%, 08/08/32 ............ 57 51,656
3.75%, 02/25/52 ............ 8 5,919
Morgan Stanley
3.13%, 01/23/23 ............ 124 123,593
(SOFR 6 Month + 0.47%), 0.56%,
11/10/23
(b)
.............. 15 14,918
(SOFR 6 Month + 0.46%), 0.53%,
01/25/24
(b)
.............. 17 16,723
(SOFR 6 Month + 1.61%), 4.21%,
04/20/28
(b)
.............. 151 141,293
(LIBOR USD 3 Month + 1.34%),
3.59%, 07/22/28
(b)
......... 66 59,373
(LIBOR USD 3 Month + 1.63%),
4.43%, 01/23/30
(b)
......... 69 63,429
(SOFR 6 Month + 1.14%), 2.70%,
01/22/31
(b)
.............. 347 281,337
(SOFR 6 Month + 3.12%), 3.62%,
04/01/31
(b)
.............. 172 148,648
Motorola Solutions, Inc.
2.30%, 11/15/30 ............ 41 30,807
5.60%, 06/01/32 ............ 98 93,687
5.50%, 09/01/44 ............ 36 30,600
National Retail Properties, Inc., 3.00%
,
04/15/52 ................. 34 20,506
Navient Corp.
5.88%, 10/25/24 ............ 6 5,686
6.75%, 06/25/25 ............ 6 5,617
6.75%, 06/15/26 ............ 6 5,446
Newmont Corp.
2.80%, 10/01/29 ............ 13 10,762
2.25%, 10/01/30 ............ 41 31,715
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
14 12,870
Norfolk Southern Corp.
3.65%, 08/01/25 ............ 4 3,849
3.00%, 03/15/32 ............ 39 32,610
3.94%, 11/01/47 ............ 27 20,944
3.05%, 05/15/50 ............ 16 10,427
4.55%, 06/01/53 ............ 20 16,954
Security
Par (000)
Par (000) Value
United States (continued)
Northern States Power Co., 2.60%
,
06/01/51 ................. USD 37 $ 23,007
NRG Energy, Inc.
2.45%, 12/02/27
(a)
........... 74 60,580
5.75%, 01/15/28 ............ 8 7,383
5.25%, 06/15/29
(a)
........... 8 7,000
NSTAR Electric Co., 3.95%
,
04/01/30 13 12,090
Nucor Corp., 3.95%
,
05/01/28 ..... 35 32,189
Ohio Power Co.
Series P, 2.60%, 04/01/30 ..... 5 4,130
Series R, 2.90%, 10/01/51 ..... 22 13,750
Omnicom Group, Inc., 2.60%
,
08/01/31 5 3,925
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ............ 52 48,217
3.10%, 09/15/49 ............ 36 24,895
Oracle Corp.
3.60%, 04/01/40 ............ 132 89,589
4.00%, 07/15/46 ............ 14 9,462
4.00%, 11/15/47 ............ 4 2,680
3.60%, 04/01/50 ............ 99 61,945
3.95%, 03/25/51 ............ 11 7,295
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 14 12,230
Owens Corning, 3.95%
,
08/15/29 ... 26 23,269
Paramount Global, 4.38%
,
03/15/43 . 20 13,327
PECO Energy Co.
2.85%, 09/15/51 ............ 41 26,392
4.38%, 08/15/52 ............ 10 8,484
Pfizer, Inc., 1.75%
,
08/18/31 ...... 38 29,656
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 8,672
Post Holdings, Inc.
(a)
5.63%, 01/15/28 ............ 12 10,953
5.50%, 12/15/29 ............ 8 6,916
Prologis LP
3.25%, 10/01/26 ............ 22 20,499
3.88%, 09/15/28 ............ 7 6,511
Public Service Electric & Gas Co.
3.70%, 05/01/28 ............ 28 26,138
3.60%, 12/01/47 ............ 6 4,480
QUALCOMM, Inc., 4.30%
,
05/20/47 . 25 21,198
Realty Income Corp., 3.25%
,
01/15/31 6 5,120
Republic Services, Inc., 3.95%
,
05/15/28 ................. 24 22,458
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 8 6,960
Ryder System, Inc., 4.63%
,
06/01/25 157 153,996
Salesforce, Inc., 3.05%
,
07/15/61 ... 27 16,848
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 6 5,646
ServiceNow, Inc., 1.40%
,
09/01/30 .. 68 50,066
Sherwin-Williams Co. (The), 2.30%
,
05/15/30 ................. 23 18,371
Sirius XM Radio, Inc., 5.50%
,
07/01/29
(a)
................ 14 12,593
Southern California Edison Co., 2.25%
,
06/01/30 ................. 43 34,064
Southwestern Public Service Co.,
Series 8, 3.15%
,
05/01/50 ...... 26 17,738
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 6 5,310
4.75%, 01/15/28 ............ 6 5,069
Synchrony Financial, 4.50%
,
07/23/25 18 17,167

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
TEGNA, Inc.
4.63%, 03/15/28 ............ USD 6 $ 5,540
5.00%, 09/15/29 ............ 6 5,523
Tenet Healthcare Corp.
(a)
4.88%, 01/01/26 ............ 22 20,444
5.13%, 11/01/27 ............ 6 5,384
4.38%, 01/15/30 ............ 10 8,347
T-Mobile USA, Inc.
1.50%, 02/15/26 ............ 69 60,562
4.75%, 02/01/28 ............ 367 346,452
2.05%, 02/15/28 ............ 232 192,514
3.88%, 04/15/30 ............ 117 103,781
Transcontinental Gas Pipe Line Co.
LLC
4.60%, 03/15/48 ............ 42 34,604
3.95%, 05/15/50 ............ 38 28,062
Union Pacific Corp.
3.55%, 05/20/61 ............ 40 27,847
2.97%, 09/16/62 ............ 9 5,448
UnitedHealth Group, Inc.
4.25%, 06/15/48 ............ 7 5,798
2.90%, 05/15/50 ............ 28 18,390
Verizon Communications, Inc.
2.10%, 03/22/28 ............ 133 112,280
3.15%, 03/22/30 ............ 146 124,186
2.55%, 03/21/31 ............ 180 143,717
4.27%, 01/15/36 ............ 67 57,167
4.86%, 08/21/46 ............ 34 29,324
3.70%, 03/22/61 ............ 12 8,147
VICI Properties LP, 4.95%
,
02/15/30 . 38 34,341
VMware, Inc., 4.70%
,
05/15/30 .... 69 62,072
Walt Disney Co. (The), 4.75%
,
09/15/44 ................. 35 31,249
Waste Pro USA, Inc., 5.50%
,
02/15/26
(a)
................ 6 5,271
Wells Fargo & Co., (SOFR 6 Month +
1.50%), 3.35%
,
03/02/33
(b)
..... 30 24,329
Western Digital Corp., 2.85%
,
02/01/29 67 52,068
WP Carey, Inc.
4.00%, 02/01/25 ............ 12 11,607
4.25%, 10/01/26 ............ 8 7,538
3.85%, 07/15/29 ............ 8 7,057
2.40%, 02/01/31 ............ 13 9,978
2.45%, 02/01/32 ............ 18 13,432
12,016,790
Total Corporate Bonds — 36.4%
(Cost: $17,607,798) .............................. 14,980,061
Foreign Agency Obligations
Germany — 0.8%
Kreditanstalt fuer Wiederaufbau
(d)
2.00%, 11/15/29 ............ EUR 223 209,051
1.38%, 06/07/32 ............ 127 109,444
318,495
Security
Par (000)
Par (000) Value
Supranational — 1.1%
European Investment Bank
(d)
2.25%, 03/15/30 ............ EUR 220 $ 207,314
1.50%, 06/15/32 ............ 281 242,361
449,675
Total Foreign Agency Obligations — 1.9%
(Cost: $878,612) ................................ 768,170
Foreign Government Obligations
Belgium — 1.1%
Kingdom of Belgium, 1.25%
,
04/22/33
(a)
(d)
...................... 530 449,564
France — 0.3%
French Republic, 0.50%
,
06/25/44
(a)(d)
220 131,216
Ireland — 1.0%
Republic of Ireland, 1.35%
,
03/18/31
(d)
450 404,360
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. USD 200 153,400
Netherlands — 0.3%
Kingdom of Netherlands, 0.50%
,
01/15/40
(a)(d)
............... EUR 170 117,887
Panama — 0.4%
Republic of Panama, 3.88%
,
03/17/28 USD 200 181,225
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. 35 23,271
United Kingdom — 0.4%
U.K. Treasury Bonds, 0.88%
,
07/31/33
(d)
................ GBP 226 179,363
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. USD 25 22,770
Total Foreign Government Obligations — 4.0%
(Cost: $2,257,104) .............................. 1,663,056
Municipal Bonds
California - 0.4%
Bay Area Toll Authority , Series 2010S-1,
RB, 7.04%, 04/01/50 ......... 20 24,601
Los Angeles Community College
District , Series 2010E, GO,
6.60%, 08/01/42 ............ 5 5,627
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 20 22,026
State of California , Series 2018, GO,
4.60%, 04/01/38 ............ 70 65,136
University of California , Series 2012AD,
RB, 4.86%, 05/15/12 ......... 5 4,155
121,545
Illinois - 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ............ 40 38,023
New Jersey - 0.0%
New Jersey Turnpike Authority , Series
2009F, RB, 7.41%, 01/01/40 .... 8 9,738

BlackRock Sustainable Total Return Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
New York - 0.0%
Metropolitan Transportation
Authority , Series 2009A-1, RB,
5.87%, 11/15/39 ............ USD 10 $ 9,998
New York City Municipal Water Finance
Authority , Series 2010EE, RB,
6.01%, 06/15/42 ............ 5 5,443
Port Authority of New York & New
Jersey , Series 2011-168, RB,
4.93%, 10/01/51 ............ 15 14,237
29,678
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 8.08%, 02/15/50 .... 10 13,179
Texas - 0.1%
City of San Antonio Electric & Gas
Systems , Series 2010A, RB,
5.81%, 02/01/41 ............ 10 10,394
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ............ 15 15,671
26,065
Total Municipal Bonds — 0.6%
(Cost: $311,124) ................................ 238,228
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.0%
United States — 1.0%
(b)
Alternative Loan Trust, Series 2006-
OC10, Class 2A3, (LIBOR USD 1
Month + 0.46%), 3.54%, 11/25/36 . 190 167,170
Federal National Mortgage Association
Variable Rate Notes, Series
2021-R02, Class 2B1, (SOFR 30
Day Average + 3.30%), 5.58%,
11/25/41
(a)
................ 296 267,171
434,341
Commercial Mortgage-Backed Securities — 5.5%
(a)
Cayman Islands — 1.2%
(b)
MF1, Series 2021-W10, Class G, (1
Month CME Term SOFR + 4.22%),
7.07%, 12/15/34 ............ 250 239,458
STWD Mortgage Trust, Series 2021-
LIH, Class F, (LIBOR USD 1 Month
+ 3.55%), 6.37%, 11/15/36 ..... 250 229,859
469,317
United States — 4.3%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35 ............ 250 235,591
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.54%,
08/10/30
(b)
................ 150 140,857
Grace Trust, Series 2020-GRCE, Class
D, 2.77%, 12/10/40
(b)
......... 250 174,170
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 6.25%,
11/15/36
(b)
................ 250 228,171
JPMorgan Chase Commercial
Mortgage Securities Trust
(b)
Series 2021-MHC, Class D, (LIBOR
USD 1 Month + 1.70%), 4.52%,
04/15/38 ............... 250 236,213
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-OPO, Class D, 3.56%,
01/05/39 ............... USD 160 $ 125,538
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 5.42%,
04/15/38
(b)
................ 250 232,081
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.99%, 02/12/41
(b)
40 28,974
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(b)
........... 479 384,382
1,785,977
2,255,294
Total Non-Agency Mortgage-Backed Securities — 6.5%
(Cost: $3,020,900) .............................. 2,689,635
Preferred Securities
Capital Trusts — 0.2%
United States — 0.2%
(b)(e)
Charles Schwab Corp. (The), Series
H , (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ............. 8 5,877
Citigroup, Inc. , (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.42%), 3.88% . 21 17,317
State Street Corp., Series H , (LIBOR
USD 3 Month + 2.54%), 5.63% .. 53 48,892
72,086
Total Preferred Securities — 0.2%
(Cost: $84,190) ................................ 72,086
U.S. Government Sponsored Agency Securities
(f)
Mortgage-Backed Securities — 41.3%
Federal National Mortgage Association,
3.00%, 12/01/50 ............ 724 638,395
Government National Mortgage
Association
2.00% ,  08/20/50 - 11/20/50 ... 176 147,647
2.50% ,  10/20/51 - 12/20/51 ... 310 267,255
3.00% ,  03/20/52 .......... 286 253,316
3.50% ,  03/20/52 .......... 69 62,861
4.00% ,  03/20/52 .......... 16 15,338
2.00% ,  10/15/52
(f)
......... 514 427,945
2.50% ,  10/15/52
(f)
......... 403 346,226
3.00% ,  10/15/52 - 11/15/52
(f)
.. 731 645,834
3.50% ,  10/15/52 - 11/15/52
(f)
.. 688 625,177
4.00% ,  10/15/52 - 11/15/52
(f)
.. 509 474,815
4.50% ,  10/15/52 - 11/15/52
(f)
.. 131 125,348
5.00% ,  10/15/52 - 11/15/52
(f)
.. 59 57,698
Uniform Mortgage-Backed Securities
1.50% ,  10/25/37 - 10/25/52
(f)
.. 783 635,439
2.00% ,  10/25/37 - 11/25/52
(f)
.. 671 590,881
2.50% ,  10/25/37 - 11/25/52
(f)
.. 958 826,118
3.00% ,  10/25/37 - 11/25/52
(f)
.. 900 792,435
3.50% ,  10/25/37 - 11/25/52
(f)
.. 80 75,279
4.00% ,  09/01/47 - 04/01/52 ... 1,206 1,127,837
4.50% ,  06/01/50 .......... 253 243,978
2.00% ,  10/01/51 - 11/01/51 ... 2,857 2,320,136

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
x
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% ,  11/01/51 - 12/01/51 ... USD 2,777 $ 2,342,200
3.00% ,  11/01/51 .......... 254 226,452
3.50% ,  11/01/51 .......... 952 881,472
4.00% ,  10/25/52 - 11/25/52
(f)
.. 1,654 1,534,646
4.50% ,  10/25/52 - 11/25/52
(f)
.. 780 742,963
5.00% ,  10/25/52 - 11/25/52
(f)
.. 605 589,244
17,016,935
Total U.S. Government Sponsored Agency Securities
—
41.3%
(Cost: $18,479,679) .............................. 17,016,935
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40 ..... 412 256,333
1.38%, 11/15/40 ............ 206 133,168
1.75%, 08/15/41 ............ 206 140,844
2.75%, 11/15/47 ............ 298 238,377
3.00%, 02/15/48 - 08/15/52 ..... 339 286,261
2.38%, 05/15/51 ............ 212 158,602
2.00%, 08/15/51 ............ 63 42,690
1.88%, 11/15/51 ............ 3 1,852
2.88%, 05/15/52 ............ 226 189,522
U.S. Treasury Notes
2.50%, 04/30/24 ............ 1,066 1,036,269
0.75%, 11/15/24 ............ 42 39,027
0.88%, 09/30/26 ............ 92 80,935
1.13%, 10/31/26 ............ 58 51,423
1.50%, 01/31/27 ............ 7 6,275
1.88%, 02/28/27 - 02/28/29 ..... 28 25,378
0.63%, 03/31/27 ............ 189 162,134
0.50%, 04/30/27 - 05/31/27 ..... 412 349,909
2.75%, 04/30/27 - 08/15/32 ..... 320 300,262
4.13%, 09/30/27 ............ 29 29,095
1.25%, 03/31/28 ............ 27 23,280
1.75%, 01/31/29 ............ 10 8,732
2.88%, 04/30/29 ............ 65 60,678
2.63%, 07/31/29 ............ 19 17,459
3.13%, 08/31/29 ............ 11 10,440
Total U.S. Treasury Obligations — 8.9%
(Cost: $4,348,791) .............................. 3,648,945
Total Long-Term Investments — 114.2%
(Cost: $53,366,724) .............................. 46,987,437
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.79%
(g)(h)
.... 2,006,214 $ 2,006,214
Total Short-Term Securities — 4.9%
(Cost: $2,006,214) .............................. 2,006,214
Total Options Purchased — 0.3%
(Cost: $67,945 ) ................................ 132,251
Total Investments Before Options Written and TBA Sale
Commitments — 119.4%
(Cost: $55,440,883) .............................. 49,125,902
Total Options Written — (0.9)%
(Premiums Received — $(201,746)) .................. (351,013)
Par (000)
Pa r (000)
TBA Sale Commitments
(f)
Government National Mortgage
Association
2.50% ,  10/15/52 ............ USD (5) (4,296)
3.00% ,  10/15/52 ............ (18) (16,170)
3.50% ,  10/15/52 - 11/15/52 ..... (129) (117,304)
Uniform Mortgage-Backed Securities
2.00% ,  10/25/37 - 10/25/52 ..... (60) (52,366)
2.50% ,  10/25/37 - 11/25/52 ..... (2,008) (1,686,060)
1.50% ,  11/25/37 - 11/25/52 ..... (7) (5,731)
3.00% ,  11/25/37 - 11/25/52 ..... (945) (822,368)
3.50% ,  10/25/52 ............ (343) (308,673)
4.00% ,  10/25/52 - 11/25/52 ..... (1,697) (1,574,356)
4.50% ,  10/25/52 ............ (678) (645,848)
5.00% ,  10/25/52 ............ (380) (370,146)
Total TBA Sale Commitments — (13.6)%
(Proceeds: $(5,786,850)) .......................... (5,603,318)
Total Investments Net of Options Written and TBA Sale
Commitments — 104.9%
(Cost: $49,452,287) .............................. 43,171,571
Liabilities in Excess of Other Assets — (4.9)% ............ (2,014,833)
Net Assets — 100.0% .............................. $ 41,156,738
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.

BlackRock Sustainable Total Return Fund
Schedules of Investments
43
Schedule of Investments
(continued)
September 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 2,006,214
(b)
$ — $ — $ — $ 2,006,214 2,006,214 $ 14,187 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
44
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 14 12/20/22 $ 1,569 $ (71,677)
U.S. Treasury Long Bond .................................................... 12 12/20/22 1,518 (84,949)
U.S. Treasury Ultra Bond .................................................... 7 12/20/22 957 (51,792)
U.S. Treasury 2 Year Note .................................................... 7 12/30/22 1,437 (12,474)
U.S. Treasury 5 Year Note .................................................... 37 12/30/22 3,975 (81,561)
(302,453)
Short Contracts
Euro- Bobl ............................................................... 12 12/08/22 1,408 34,873
Euro-BTP ............................................................... 4 12/08/22 439 8,977
Euro-Bund .............................................................. 1 12/08/22 136 (1,689)
Euro- Buxl ............................................................... 1 12/08/22 144 11,655
Euro-OAT ............................................................... 9 12/08/22 1,165 54,512
Euro-Schatz ............................................................. 1 12/08/22 105 1,077
U.S. Treasury 10 Year Ultra Note ............................................... 1 12/20/22 119 343
Long Gilt ............................................................... 2 12/28/22 215 29,533
3 Month SOFR ........................................................... 9 06/20/23 2,150 2,006
141,287
$ (161,166)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 209,000 GBP 182,283 Deutsche Bank AG 12/21/22 $ 2,352
GBP 192,513 EUR 212,000 JPMorgan Chase Bank NA 12/21/22 6,126
USD 354,854 EUR 357,855 Deutsche Bank AG 12/21/22 1,915
USD 4,181,797 EUR 4,160,000 HSBC Bank plc 12/21/22 78,951
USD 310,480 EUR 308,379 UBS AG 12/21/22 6,339
USD 191,992 GBP 167,000 Bank of America NA 12/21/22 5,300
100,983
EUR 212,000 GBP 190,728 Morgan Stanley & Co. International plc 12/21/22 (4,131)
EUR 206,000 USD 203,946 Morgan Stanley & Co. International plc 12/21/22 (776)
JPY 148,312 USD 1,038 Morgan Stanley & Co. International plc 12/21/22 (4)
(4,911)
$ 96,072
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Deutsche Bank AG 10/24/22 USD 0.98 EUR 884 $ 11,608
$ —

BlackRock Sustainable Total Return Fund
Schedules of Investments
45
Schedule of Investments
(continued)
September 30, 2022
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.96% Semi-Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 % USD 104 $ 3,668
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.25% Semi-Annual
Goldman Sachs
International 09/23/24 3.25 USD 21 980
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 09/23/24 3.28 USD 82 3,879
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.14% Semi-Annual BNP Paribas SA 09/23/25 3.14 USD 38 1,860
10,387
Put
10-Year Interest Rate Swap
(a)
2.51% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.51 USD 522 46,909
10-Year Interest Rate Swap
(a)
2.48% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.48 USD 522 47,934
10-Year Interest Rate Swap
(a)
2.96% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 USD 104 7,158
10-Year Interest Rate Swap
(a)
3.28% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.28 USD 82 4,579
10-Year Interest Rate Swap
(a)
3.25% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.25 USD 21 1,221
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1 day SOFR Annual BNP Paribas SA 09/23/25 3.14 USD 38 2,455
110,256
$ 120,643
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3 Month SOFR Interest Futures ................... 18 03/10/23 USD 96.25 USD 4,500 $ (5,963)
Put
3 Month SOFR Interest Futures ................... 18 03/10/23 USD 96.25 USD 4,500 (35,662)
$ (41,625)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ............................. Deutsche Bank AG 10/24/22 USD 0.96 EUR 884 $ (5,601)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.41% Semi-Annual 1 day SOFR Annual Bank of America NA 08/10/23 2.41 % USD 657 $ (5,859)
2-Year Interest Rate Swap
(a)
. 1.77% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/11/23 1.77 USD 2,293 (2,447)

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
46
Schedule of Investments
(continued)
September 30, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 3.10% Semi-Annual 1 day SOFR Annual Bank of America NA 09/08/23 3.10 % USD 2,583 $ (13,566)
(21,872)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.41% Semi-Annual Bank of America NA 08/10/23 2.41 USD 657 (63,335)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs
International 08/10/23 3.10 USD 348 (19,337)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 08/10/23 3.20 USD 348 (17,655)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 3.48% At Termination
Goldman Sachs
International 08/10/23 3.48 USD 9,415 (96,542)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.77% Semi-Annual
Goldman Sachs
International 08/11/23 3.77 USD 2,293 (30,688)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.10% Semi-Annual Bank of America NA 09/08/23 3.10 USD 2,583 (54,358)
(281,915)
$ (303,787)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.39.V1 ................... 1.00 % Quarterly 12/20/27 USD 831 $ 2,598 $ 3,811 $ (1,213)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 27 $ (2,796) $ — $ (2,796)
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 36 (3,738) — (3,738)
6 month
EURIBOR Semi-Annual 1.54% Annual N/A 02/15/31 EUR 73 (7,429) — (7,429)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 27 (2,727) — (2,727)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 37 (3,697) — (3,697)
6 month
EURIBOR Semi-Annual 1.56% Annual N/A 02/15/31 EUR 73 (7,310) — (7,310)
6 month
EURIBOR Semi-Annual 1.57% Annual N/A 02/15/31 EUR 73 (7,263) — (7,263)
6 month
EURIBOR Semi-Annual 1.59% Annual N/A 02/15/31 EUR 37 (3,563) — (3,563)
6 month
EURIBOR Semi-Annual 1.64% Annual N/A 02/15/31 EUR 18 (1,685) — (1,685)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 37 (3,398) — (3,398)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 18 (1,683) — (1,683)

BlackRock Sustainable Total Return Fund
Schedules of Investments
47
Schedule of Investments
(continued)
September 30, 2022
i
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.69% Annual N/A 02/15/31 EUR 19 $ (1,675) $ — $ (1,675)
6 month
EURIBOR Semi-Annual 1.82% Annual N/A 02/15/31 EUR 59 (4,757) — (4,757)
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 10,385 1,266 — 1,266
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 11,710 1,426 — 1,426
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 11,845 1,507 — 1,507
0.39% Annual 1 day TONAR Annual N/A 05/02/32 JPY 7,208 485 — 485
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 16,108 872 — 872
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 14,284 812 — 812
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 29,968 1,606 — 1,606
0.42% Annual 1 day TONAR Annual N/A 07/11/32 JPY 15,068 897 — 897
0.45% Annual 1 day TONAR Annual N/A 07/12/32 JPY 15,083 681 — 681
0.33% Annual 1 day TONAR Annual N/A 08/01/32 JPY 12,427 1,549 — 1,549
0.34% Annual 1 day TONAR Annual N/A 08/02/32 JPY 12,427 1,496 — 1,496
0.37% Annual 1 day TONAR Annual N/A 08/24/32 JPY 42,522 4,466 — 4,466
2.57% Annual
6 month
EURIBOR Semi-Annual N/A 09/19/32 EUR 500 20,213 — 20,213
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 4,707 2,142 — 2,142
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 2,594 1,204 — 1,204
0.89% Annual 1 day TONAR Annual N/A 05/10/52 JPY 2,389 983 — 983
0.82% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 1,408 — 1,408
0.81% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 1,442 — 1,442
0.87% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 1,179 — 1,179
0.83% Annual 1 day TONAR Annual N/A 05/30/52 JPY 2,624 1,356 — 1,356
$ (4,731) $ — $ (4,731)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 17 $ (467) $ (369) $ (98)
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59%
1 day TONAR ........................................ Tokyo Overnight Average Rate 0.73
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 3,811 $ — $ 46,990 $ (52,934) $ —
OTC Swaps ..................................................... — (369) — (98) —
Options Written ................................................... N/A N/A 45,552 (194,819) (351,013)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
48
Schedule of Investments
(continued)
September 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 142,976 $ — $ 142,976
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 100,983 — — 100,983
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 11,608 120,643 — 132,251
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 46,990 — 46,990
$ — $ — $ — $ 112,591 $ 310,609 $ — $ 423,200
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 304,142 $ — $ 304,142
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 4,911 — — 4,911
Options written
(b)
Options written at value ..................... — — — 5,601 345,412 — 351,013
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 1,213 — — 51,721 — 52,934
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 467 — — — — 467
$ — $ 1,680 $ — $ 10,512 $ 701,275 $ — $ 713,467
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (488,428) $ — $ (488,428)
Forward foreign currency exchange contracts .... — — — 707,337 — — 707,337
Options purchased
(a)
.................... — — — (50,220) 12,522 — (37,698)
Options written ........................ — — — 32,029 (43,234) — (11,205)
Swaps .............................. — (3,813) — — 52,396 (79,734) (31,151)
$ — $ (3,813) $ — $ 689,146 $ (466,744) $ (79,734) $ 138,855
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (161,166) $ — $ (161,166)
Forward foreign currency exchange contracts .... — — — 96,072 — — 96,072
Options purchased
(b)
.................... — — — 4,044 60,262 — 64,306
Options written ........................ — — — (2,632) (146,635) — (149,267)
Swaps .............................. — (1,311) — — (4,731) — (6,042)
$ — $ (1,311) $ — $ 97,484 $ (252,270) $ — $ (156,097)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Sustainable Total Return Fund
Schedules of Investments
49
Schedule of Investments
(continued)
September 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,490,895
Average notional value of contracts — short ................................................................................. $ 7,045,431
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 5,027,875
Average amounts sold — in USD ........................................................................................ $ 331,761
Options
Average value of option contracts purchased ................................................................................ $ 6,579
Average value of option contracts written ................................................................................... $ 12,162
Average notional value of swaption contracts purchased ......................................................................... $ 2,734,026
Average notional value of swaption contracts written ........................................................................... $ 8,951,294
Credit default swaps
Average notional value — buy protection ................................................................................... $ 220,306
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,553,000
Average notional value — receives fixed rate ................................................................................ $ 9,551,895
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 753,250
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,958 $ 57,708
Forward foreign currency exchange contracts ................................................................. 100,983 4,911
Options
(a)(b)
........................................................................................ 132,251 351,013
Swaps — centrally cleared .............................................................................. — 15,453
Swaps — OTC
(c)
.................................................................................... — 467
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 235,192 $ 429,552
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,958) (114,786)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 233,234 $ 314,766
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 5,300 $ (5,300) $ — $ — $ —
BNP Paribas SA ................................. 4,315 — — — 4,315
Deutsche Bank AG ............................... 15,87 5 (5,601) — — 10,27 4
Goldman Sachs International ........................ 105,502 (105,502) — — —
HSBC Bank plc .................................. 78,951 — — — 78,951
JPMorgan Chase Bank NA .......................... 6,126 (46 7 ) — — 5,6 59
Morgan Stanley & Co. International plc .................. 10,826 (4,911) — — 5,915
UBS AG ...................................... 6,33 9 — — — 6,33 9
$ 233,234 $ (121,78 1 ) $ — $ — $ 111,45 3

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
50
Schedule of Investments
(continued)
September 30, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 137,118 $ (5,300) $ — $ — $ 131,818
Deutsche Bank AG ............................... 5,601 (5,601) — — —
Goldman Sachs International ........................ 166,669 (105,502) — — 61,167
JPMorgan Chase Bank NA .......................... 46 7 (46 7 ) — — —
Morgan Stanley & Co. International plc .................. 4,91 1 (4,91 1 ) — — —
$ 314,766 $ (121,781) $ — $ — $ 192,985
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Sustainable Total Return Fund
Schedules of Investments
51
Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,910,321 $ — $ 5,910,321
Corporate Bonds ........................................ — 14,980,061 — 14,980,061
Foreign Agency Obligations ................................. — 768,170 — 768,170
Foreign Government Obligations .............................. — 1,663,056 — 1,663,056
Municipal Bonds ......................................... — 238,228 — 238,228
Non-Agency Mortgage-Backed Securities ........................ — 2,689,635 — 2,689,635
Preferred Securities ....................................... — 72,086 — 72,086
U.S. Government Sponsored Agency Securities .................... — 17,016,935 — 17,016,935
U.S. Treasury Obligations ................................... — 3,648,945 — 3,648,945
Short-Term Securities
Money Market Funds ...................................... 2,006,214 — — 2,006,214
Options Purchased
Foreign currency exchange contracts ........................... — 11,608 — 11,608
Interest rate contracts ...................................... — 120,643 — 120,643
Liabilities
Investments
TBA Sale Commitments .................................... — (5,603,318) — (5,603,318)
$ 2,006,214 $ 41,516,370 $ — $ 43,522,584
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 100,983 $ — $ 100,983
Interest rate contracts ....................................... 142,976 46,990 — 189,966
Liabilities
Credit contracts ........................................... — (1,311) — (1,311)
Foreign currency exchange contracts ............................ — (10,512) — (10,512)
Interest rate contracts ....................................... (345,767) (355,508) — (701,275)
$ (202,791) $ (219,358) $ — $ (422,149)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities

September 30, 2022
2022
BlackRock Annual Report to Shareholders
52
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 39,638,779 $ 47,312,938 $ 47,119,688
Investments, at value — affiliated
(b)
............................................................ 1,002,589 1,345,914 2,006,214
Cash   ............................................................................... 28,707 — —
Cash pledged:
Futures contracts ...................................................................... 4,000 232,000 360,000
Centrally cleared swaps .................................................................. — 60,000 64,000
Foreign currency, at value
(c)
................................................................. — 54,583 348,925
Receivables: – – –
Investments sold ...................................................................... 145,836 1,379,563 —
Swaps   ............................................................................ — — 3,863
TBA sale commitments .................................................................. — 717,148 5,786,850
Dividends — unaffiliated ................................................................. 118 — —
Dividends — affiliated ................................................................... 2,217 1,718 3,000
Interest — unaffiliated ................................................................... 577,522 216,338 261,247
From the Manager ..................................................................... 82,555 14,922 35,765
Variation margin on futures contracts ......................................................... 768 31,949 1,958
Variation margin on centrally cleared swaps .................................................... — 5,986 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 82,000 100,983
Deferred offering costs .................................................................... — 6,673 8,992
Prepaid expenses ....................................................................... 42,931 45,792 53,434
Total assets ...........................................................................
41,526,022 51,507,524 56,154,919
LIABILITIES
Bank overdraft .......................................................................... — 4,019 7,235
Due to broker .......................................................................... — 90,826 —
Options written, at value
(d)
.................................................................. — — 351,013
TBA sale commitments, at value
(e)
............................................................ — 714,434 5,603,318
Payables: – – –
Investments purchased .................................................................. 273,015 4,215,602 8,735,506
Accounting services fees ................................................................. 20,634 12,710 12,663
Administration fees ..................................................................... 3 4 5
Custodian fees ........................................................................ 1,616 9,073 2,850
Income dividend distributions .............................................................. 179,029 88,739 103,356
Investment advisory fees ................................................................. — 7 16
Professional fees ...................................................................... 128,244 59,834 102,954
Registration fees ...................................................................... 198 — —
Service fees ......................................................................... 17 22 19
Transfer agent fees .................................................................... 717 575 587
Other accrued expenses ................................................................. 42 4,522 120
Variation margin on futures contracts ......................................................... — 30,236 57,708
Variation margin on centrally cleared swaps .................................................... — — 15,453
Swap premiums received .................................................................. — — 369
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 4,911
OTC swaps .......................................................................... — — 98
Total liabilities ..........................................................................
603,515 5,230,603 14,998,181
NET ASSETS ..........................................................................
$ 40,922,507 $ 46,276,921 $ 41,156,738

Statements of Assets and Liabilities
(continued)
September 30, 2022
53
Financial Statements
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 49,918,146 $ 49,946,020 $ 49,945,106
Accumulated loss ....................................................................... (8,995,639) (3,669,099) (8,788,368)
NET ASSETS ..........................................................................
$ 40,922,507 $ 46,276,921 $ 41,156,738
(a)
  Investments, at cost — unaffiliated .......................................................... $ 46,769,786 $ 51,355,170 $ 53,434,669
(b)
  Investments, at cost — affiliated ............................................................ $ 1,002,589 $ 1,345,914 $ 2,006,214
(c)
  Foreign currency, at cost ................................................................. $ — $ 54,615 $ 349,387
(d)
  Premiums received .................................................................... $ — $ — $ 201,746
(e)
  Proceeds from TBA sale commitments ....................................................... $ — $ 717,148 $ 5,786,850

Statements of Assets and Liabilities
(continued)
September 30, 2022
2022
BlackRock Annual Report to Shareholders
54
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSET VALUE
Institutional
Net assets ............................................................................
$ 83,365 $ 92,518 $ 82,293
Shares outstanding .....................................................................
10,187 10,000 10,000
Net asset value ........................................................................
$ 8.18 $ 9.25 $ 8.23
Shares authorized ......................................................................
Unlimited Unlimited 500 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10
Investor A
Net assets ............................................................................
$ 84,201 $ 110,133 $ 92,097
Shares outstanding .....................................................................
10,289 11,904 11,192
Net asset value ........................................................................
$ 8.18 $ 9.25 $ 8.23
Shares authorized ......................................................................
Unlimited Unlimited 300 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10
Class K
Net assets ............................................................................
$ 40,754,941 $ 46,074,270 $ 40,982,348
Shares outstanding .....................................................................
4,980,000 4,980,000 4,980,000
Net asset value ........................................................................
$ 8.18 $ 9.25 $ 8.23
Shares authorized ......................................................................
Unlimited Unlimited 500 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10

Statements of Operations
Period Ended September 30, 2022
55
Financial Statements
(a)
Period from 10/18/21 (commencement of operations) to 09/30/22.
See notes to financial statements.
BlackRock
Sustainable
High Yield
Bond Fund
BlackRock
Sustainable
Low Duration
Bond Fund
(a)
BlackRock
Sustainable
Total Return
Fund
(a)
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 5,929 $ — $ —
Dividends — affiliated ................................................................... 6,113 8,239 14,187
Interest — unaffiliated ................................................................... 2,076,831 742,264 969,054
Foreign taxes withheld .................................................................. — (315) (619)
Total investment income ...................................................................
2,088,873 750,188 982,622
EXPENSES
Investment advisory .................................................................... 230,618 142,771 171,630
Organization and Offering ................................................................ — 159,344 160,985
Offering ............................................................................ 129,726 — —
Professional ......................................................................... 123,853 71,602 108,190
Accounting services .................................................................... 91,541 47,489 60,006
Printing and postage ................................................................... 35,332 3 , 67 8 7 , 282
Administration ....................................................................... 19,603 19,574 18,703
Registration ......................................................................... 17,508 6,029 14,163
Custodian ........................................................................... 9,823 16,709 15,014
Administration — class specific ............................................................ 9,224 9,209 8,800
Directors and Officer ................................................................... 1,551 1,327 1,344
Transfer agent — class specific ............................................................ 804 750 750
Service — class specific ................................................................. 234 353 237
Miscellaneous ........................................................................ 4,984 14,000 17,228
Total expenses .........................................................................
674,801 492,835 584,332
Less: – – –
Fees waived and/or reimbursed by the Manager ................................................. (401,446) (301,757) (384,215)
Administration fees waived ............................................................... (18,643) (19,574) (18,703)
Administration fees waived by the Manager — class specific ......................................... (9,214) (9,195) (8,790)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (734) (669) (642)
Total expenses after fees waived and/or reimbursed ................................................
244,764 161,640 171,982
Net investment income ....................................................................
1,844,109 588,548 810,640
REALIZED AND UNREALIZED GAIN (LOSS) $ (8,585,299) $ (3,664,836) $ (8,804,609)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (1,727,274) $ (766,858) $ (2,656,814)
Forward foreign currency exchange contracts ................................................. — 684,085 707,337
Foreign currency transactions ........................................................... — (4,403) 26,472
Futures contracts .................................................................... 39,512 260,065 (488,428)
Options written ..................................................................... 784 — (11,205)
Payment by affiliate .................................................................. — — 3,180
Swaps   .......................................................................... — 44,381 (31,151)
(1,686,978) 217,270 (2,450,609)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (6,909,225) (4,039,518) (6,131,449)
Forward foreign currency exchange contracts ................................................. — 82,000 96,072
Foreign currency translations ............................................................ — (1,604) (2,148)
Futures contracts .................................................................... 10,904 64,911 (161,166)
Options written ..................................................................... — — (149,267)
Swaps   .......................................................................... — 12,105 (6,042)
(6,898,321) (3,882,106) (6,354,000)
Net realized and unrealized loss ..............................................................
(8,585,299) (3,664,836) (8,804,609)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (6,741,190) $ (3,076,288) $ (7,993,969)

Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders
56
See notes to financial statements.
BlackRock Sustainable High Yield Bond
Fund
BlackRock
Sustainable Low
Duration Bond Fund
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................................... $ 1,844,109 $ 272,573 $ 588,548
Net realized gain (loss) ................................................................... (1,686,978) (30,972) 217,270
Net change in unrealized appreciation (depreciation) ............................................... (6,898,321) (221,782) (3,882,106)
Net increase (decrease) in net assets resulting from operations ..........................................
(6,741,190) 19,819 (3,076,288)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional .......................................................................... (4,082) (615) (1,298)
  Investor A ........................................................................... (3,877) (571) (1,738)
  Class K ............................................................................. (2,040,030) (311,210) (664,697)
Decrease in net assets resulting from distributions to shareholders ........................................
(2,047,989) (312,396) (667,733)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ........................................
4,263 50,000,000 50,020,942
NET ASSETS
Total increase (decrease) in net assets .......................................................... (8,784,916) 49,707,423 46,276,921
Beginning of period .......................................................................
49,707,423 — —
End of period ...........................................................................
$ 40,922,507 $ 49,707,423 $ 46,276,921
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
57
Financial Statements
See notes to financial statements.
BlackRock
Sustainable Total
Return Fund
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................................................................. $ 810,640
Net realized loss ..................................................................................................... (2,450,609)
Net change in unrealized appreciation (depreciation) ............................................................................. (6,354,000)
Net decrease in net assets resulting from operations ...............................................................................
(7,993,969)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................................................................ (1,685)
  Investor A ......................................................................................................... (1,566)
  Class K ........................................................................................................... (857,656)
Decrease in net assets resulting from distributions to shareholders ......................................................................
(860,907)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ......................................................................
50,011,614
NET ASSETS
Total increase in net assets ................................................................................................ 41,156,738
Beginning of period .....................................................................................................
—
End of period .........................................................................................................
$ 41,156,738
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
58
BlackRock Sustainable High Yield Bond Fund
Institutional
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ...................................................................
$ 9.94  $ 10.00
Net investment income
(b)
...........................................................................
0.37  0.05
Net realized and unrealized loss ......................................................................
(1.72) (0.05)
Net increase (decrease) from investment operations .......................................................... (1.35) 0.00
Distributions from net investment income
(c)
.............................................................. (0.41) (0.06)
Net asset value, end of period ........................................................................ $ 8.18  $ 9.94
Total Return
(d)
— —
Based on net asset value ............................................................................ (13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
1.75% 1.32%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.57% 0.58%
(g)
Net investment income .............................................................................
3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 83  $ 99
Portfolio turnover rate ............................................................................... 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
59
Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Investor A
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ...................................................................
$ 9.94  $ 10.00
Net investment income
(b)
...........................................................................
0.34  0.05
Net realized and unrealized loss ......................................................................
(1.72) (0.05)
Net increase (decrease) from investment operations .......................................................... (1.38) 0.00
Distributions from net investment income
(c)
.............................................................. (0.38) (0.06)
Net asset value, end of period ........................................................................ $ 8.18  $ 9.94
Total Return
(d)
— —
Based on net asset value ............................................................................ (14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
2.00% 1.58%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.82% 0.83%
(g)
Net investment income .............................................................................
3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 84  $ 99
Portfolio turnover rate ............................................................................... 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
60
BlackRock Sustainable High Yield Bond Fund
Class K
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ...................................................................
$ 9.94  $ 10.00
Net investment income
(b)
...........................................................................
0.37  0.05
Net realized and unrealized loss ......................................................................
(1.72) (0.05)
Net increase (decrease) from investment operations .......................................................... (1.35) 0.00
Distributions from net investment income
(c)
.............................................................. (0.41) (0.06)
Net asset value, end of period ........................................................................ $ 8.18  $ 9.94
Total Return
(d)
— —
Based on net asset value ............................................................................ (13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
1.46% 0.96%
(g)(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.53% 0.53%
(g)
Net investment income .............................................................................
4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 40,755  $ 49,509
Portfolio turnover rate ............................................................................... 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)
61
Financial Highlights
BlackRock
Sustainable Low
Duration Bond Fund
Institutional
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.11
Net realized and unrealized loss .......................................................................................
(0.73)
Net decrease from investment operations .................................................................................. (0.62)
Distributions from net investment income
(c)
............................................................................... (0.13)
Net asset value, end of period ......................................................................................... $ 9.25
Total Return
(d)
—
Based on net asset value ............................................................................................. (6.24)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ....................................................................................................
1.31%
(g)(h)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.37%
(g)(h)
Net investment income ..............................................................................................
1.24%
(g)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 93
Portfolio turnover rate
(i)
............................................................................................... 178%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.39%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 167%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2022
BlackRock Annual Report to Shareholders
62
BlackRock
Sustainable Low
Duration Bond Fund
Investor A
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.10
Net realized and unrealized loss .......................................................................................
(0.74)
Net decrease from investment operations .................................................................................. (0.64)
Distributions from net investment income
(c)
............................................................................... (0.11)
Net asset value, end of period ......................................................................................... $ 9.25
Total Return
(d)
—
Based on net asset value ............................................................................................. (6.46)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ....................................................................................................
1.48%
(g)(h)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.62%
(g)(h)
Net investment income ..............................................................................................
1.08%
(g)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 110
Portfolio turnover rate
(i)
............................................................................................... 178%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.50% and 0.64%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 167%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
63
Financial Highlights
BlackRock
Sustainable Low
Duration Bond Fund
Class K
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.12
Net realized and unrealized loss .......................................................................................
(0.74)
Net decrease from investment operations .................................................................................. (0.62)
Distributions from net investment income
(c)
............................................................................... (0.13)
Net asset value, end of period ......................................................................................... $ 9.25
Total Return
(d)
—
Based on net asset value ............................................................................................. (6.20)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ....................................................................................................
1.04%
(g)(h)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.33%
(g) (h)
Net investment income ..............................................................................................
1.28%
(g)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 46,074
Portfolio turnover rate
(i)
............................................................................................... 178%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.07% and 0.35%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 167%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)
2022
BlackRock Annual Report to Shareholders
64
BlackRock
Sustainable Total
Return Fund
Institutional
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.16
Net realized and unrealized loss .......................................................................................
(1.76)
Net decrease from investment operations .................................................................................. (1.60)
Distributions from net investment income
(c)
............................................................................... (0.17)
Net asset value, end of period ......................................................................................... $ 8.23
Total Return
(d)
—
Based on net asset value ............................................................................................. (16.16)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ....................................................................................................
1.58%
(h)(i)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.40%
(h)(i)
Net investment income ..............................................................................................
1.80%
(h)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 82
Portfolio turnover rate
(j)
............................................................................................... 604%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 360%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
65
Financial Highlights
BlackRock
Sustainable Total
Return Fund
Investor A
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.13
Net realized and unrealized loss .......................................................................................
(1.76)
Net decrease from investment operations .................................................................................. (1.63)
Distributions from net investment income
(c)
............................................................................... (0.14)
Net asset value, end of period ......................................................................................... $ 8.23
Total Return
(d)
—
Based on net asset value ............................................................................................. (16.38)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ....................................................................................................
1.81%
(h)(i)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.70%
(h)(i)
Net investment income ..............................................................................................
1.53%
(h)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 92
Portfolio turnover rate
(j)
............................................................................................... 604%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 360%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2022
BlackRock Annual Report to Shareholders
66
BlackRock
Sustainable Total
Return Fund
Class K
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ....................................................................................
$ 10.00
Net investment income
(b)
............................................................................................
0.16
Net realized and unrealized loss .......................................................................................
(1.76)
Net decrease from investment operations .................................................................................. (1.60)
Distributions from net investment income
(c)
............................................................................... (0.17)
Net asset value, end of period ......................................................................................... $ 8.23
Total Return
(d)
—
Based on net asset value ............................................................................................. (16.12)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ....................................................................................................
1.30%
(h)(i)
Total expenses after fees waived and/or reimbursed ...........................................................................
0.36%
(h)(i)
Net investment income ..............................................................................................
1.84%
(h)
Supplemental Data
Net assets, end of period (000) ......................................................................................... $ 40,982
Portfolio turnover rate
(j)
............................................................................................... 604%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 360%.
See notes to financial statements.

Notes to Financial Statements
67
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Funds V ..................... BlackRock Sustainable Low Duration Bond Fund Sustainable Low Duration Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
68
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed the Funds the following amounts, which are included in fees waived and/or reimbursed by the Manager in the
Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Fund Name Amounts Reimbursed
Sustainable Low Duration Bond ......................................................................................... $ 20,000
Sustainable Total Return .............................................................................................. 20,000

Notes to Financial Statements
(continued)
69
Notes to Financial Statements
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee, deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
Standard Inputs Generally Considered By The Valuation Committee And  Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
70
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior

Notes to Financial Statements
(continued)
71
Notes to Financial Statements
debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
72
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation

Notes to Financial Statements
(continued)
73
Notes to Financial Statements
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
74
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Low Duration Bond and Sustainable Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the period ended September 30, 2022, the following table shows the class specific service borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the period ended September 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  period  ended September 30, 2022, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended September 30, 2022, the Funds did not pay any amounts to affiliates in return for these services.
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Low
Duration Bond
Sustainable Total
Return
First $1 billion ............................................................................... 0.500% 0.310% 0.390%
$1 billion - $3 billion ........................................................................... 0.470 0.290 0.370
$3 billion - $5 billion ........................................................................... 0.450 0.280 0.350
$5 b illion - $10 b illion .......................................................................... 0.440 0.270 0.340
Greater than $10 billion ......................................................................... 0.430 0.260 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 234
Sustainable Low Duration Bond ................................................................................................ 353
Sustainable Total Return ..................................................................................................... 237
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 18 $ 18 $ 9,188 $ 9,224
Sustainable Low Duration Bond ................................................................. 17 28 9,164 9,209
Sustainable Total Return ...................................................................... 17 18 8,765 8,800

Notes to Financial Statements
(continued)
75
Notes to Financial Statements
For the period ended September 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the period  ended  September 30, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the  Sustainable Low
Duration Bond 's Investor A Shares for a total of $11 .
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
period ended September 30, 2022, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended September 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended September 30, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived by the Manager in the Statements of Operations. For the period ended
September 30, 2022, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 268 $ 268 $ 268 $ 804
Sustainable Low Duration Bond ................................................................. 250 250 250 750
Sustainable Total Return ...................................................................... 250 250 250 750
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 424
Sustainable Low Duration Bond ........................................................................................... 777
Sustainable Total Return ................................................................................................ 1,670
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Low Duration Bond ........................................................................ 0.40 0.65 0.35
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 401,022
Sustainable Low Duration Bond ................................................................................................. 280,980
Sustainable Total Return ...................................................................................................... 362,545
Sustainable High Yield Bond ............................................................................................. $ 18,643
Sustainable Low Duration Bond ........................................................................................... 19,574
Sustainable Total Return ............................................................................................... 18,703

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
76
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, respectively, and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the period ended September 30, 2022, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Low Duration Bond and Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of September 30, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Fund Name/Share Class
Administration Fees
Waived
by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Sustainable High Yield Bond
Institutional .................................................................................... $ 13 $ 233
Investor A ..................................................................................... 13 233
Class K ...................................................................................... 9,188 268
$ 9,214 $ 734
Sustainable Low Duration Bond
Institutional .................................................................................... 13 216
Investor A ..................................................................................... 18 203
Class K ...................................................................................... 9,164 250
$ 9,195 $ 669
Sustainable Total Return
Institutional .................................................................................... 13 218
Investor A ..................................................................................... 13 174
Class K ...................................................................................... 8,764 250
$ 8,790 $ 642
Expiring September 30,
2023 2024
Sustainable High Yield Bond
Fund Level ...................................................................................... $ 132,18 3 $ 419,665
Institutional ...................................................................................... 64 246
Investor A ....................................................................................... 64 246
Class K ......................................................................................... 1,977 9,456
Sustainable Low Duration Bond
Fund Level ...................................................................................... — 300,554
Institutional ...................................................................................... — 229
Investor A ....................................................................................... — 221
Class K ......................................................................................... — 9,414
Sustainable Total Return
Fund Level ...................................................................................... — 381,248
Institutional ...................................................................................... — 231
Investor A ....................................................................................... — 187
Class K ......................................................................................... — 9,014

Notes to Financial Statements
(continued)
77
Notes to Financial Statements
lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended September 30, 2022, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the  Funds’ Chief Compliance Officer, which is included in  Directors  and Officer in the Statements of Operations.
Other Transactions: During the  period ended September 30, 2022 ,  Sustainable Total Return received a reimbursement of $3,180 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
7. PURCHASES AND SALES
For the period ended September 30, 2022, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:
For the period ended September 30, 2022, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 21,274,988 $ 21,489,552
Sustainable Low Duration Bond ............................................ 71,201,947 57,749,793 57,199,250 21,586,273
Sustainable Total Return ................................................. 17,009,088 12,397,215 323,797,019 278,079,542
Fund Name Purchases Sales
Sustainable Low Duration Bond ............................................................................ $ 4,670,912 $ 4,679,395
Sustainable Total Return ................................................................................. 117,500,401 117,610,666
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Sustainable High Yield Bond ................................................................... $ (76,247) $ 76,247
Sustainable Low Duration Bond ................................................................. (74,922) 74,922
Sustainable Total Return ...................................................................... (66,508) 66,508
—
Fund Name
Period Ended
09/30/22
Period Ended
09/30/21
Sustainable High Yield Bond
Ordinary income ........................................................................................... $ 2,047,989 $ 312,396
Sustainable Low Duration Bond
Ordinary income ........................................................................................... $ 667,733 $ —
Sustainable Total Return
Ordinary income ........................................................................................... $ 860,907 $ —

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
78
As of September 30, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods of premiums and discounts on fixed income, the realization for tax purposes of unrealized gains (losses) on certain futures, option and foreign currency contracts and the accounting for swap agreements.
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day,
$2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of
(x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended September 30, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Sustainable High Yield Bond .................................................... $ 36,154 $ (1,711,104) $ (7,320,689) $ (8,995,639)
Sustainable Low Duration Bond .................................................. 791,577 (375,65 1 ) (4,085,025) (3,669,099)
Sustainable Total Return ....................................................... 712,192 (3,162,757) (6,337,803) (8,788,368)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 47,962,057 $ 1,405 $ (7,322,094) $ (7,320,689)
Sustainable Low Duration Bond ........................................ 52,757,990 451,685 (4,535,106) (4,083,421)
Sustainable Total Return ............................................ 55,498,278 562,861 (6,898,516) (6,335,655)

Notes to Financial Statements
(continued)
79
Notes to Financial Statements
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms,

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
80
hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
Commencement of operations.
d
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold .............................................
184 $ 1,599 10,000 $ 100,000
Shares issued in reinvestment of distributions ........................
3 26 — —
187 $ 1,625 10,000 $ 100,000
Investor A
Shares sold .............................................
283 $ 2,587 10,000 $ 100,000
Shares issued in reinvestment of distributions ........................
6 51 — —
289 $ 2,638 10,000 $ 100,000
Class K
Shares sold .............................................
— $ — 4,980,000 $ 49,800,000
— $ — 4,980,000 $ 49,800,000
476 $ 4,263 5,000,000 $ 50,000,000
d
Period from
10/18/21
(a)
to 09/30/22
Fund Name/Share Class
Shares Amount
Sustainable Low Duration Bond
Institutional
Shares sold ............................................................................. 10,001 $ 100,010
Shares redeemed .........................................................................
(1) (10)
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 21,953 $ 216,401
Shares issued in reinvestment of distributions ........................................................ 62 594
Shares redeemed .........................................................................
(10,111) (96,014)
11,904 $ 120,981
Class K
Shares sold ............................................................................. 4,980,008 $ 49,800,077
Shares issued in reinvestment of distributions ........................................................ — —
Shares redeemed .........................................................................
(8) (116)
4,980,000 $ 49,799,961
5,001,904 $ 50,020,942
Sustainable Total Return
Institutional
Shares sold ............................................................................. 10,001 $ 100,010
Shares redeemed .........................................................................
(1) (10)
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 11,178 $ 111,490
Shares issued in reinvestment of distributions ........................................................ 15 133
Shares redeemed .........................................................................
(1) (10)
11,192 $ 111,613
Class K
Shares sold ............................................................................. 4,980,001 $ 49,800,011
Shares redeemed .........................................................................
(1) (10)
4,980,000 $ 49,800,001
5,001,192 $ 50,011,614

Notes to Financial Statements
(continued)
81
Notes to Financial Statements
As of September 30, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... $ 10,000 $ 10,000 $ 4,980,000
Sustainable Low Duration Bond ........................................................................ 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders
82
To the Shareholders of BlackRock Sustainable High Yield Bond Fund, BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund and
the Board of Trustees/Directors of BlackRock Funds V and BlackRock Bond Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Sustainable High Yield Bond Fund of BlackRock Funds V, including the schedule of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from July 22, 2021 (commencement of operations) through September 30, 2021, and the related notes. We have also audited the accompanying statements of assets and liabilities of BlackRock Sustainable Low Duration Bond Fund of BlackRock Funds V and Blackrock Sustainable Total Return Fund
of BlackRock Bond Fund, Inc. (collectively with BlackRock Sustainable High Yield Bond Fund, the “Funds”), including the schedules of investments, as of September 30,
2022, the related statements of operations, changes in net assets, and the financial highlights for the period from October 18, 2021 (commencement of operations) through
September 30, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the BlackRock Sustainable High Yield Bond Fund as of September 30, 2022, and the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period from July 22, 2021 (commencement of operations) through September 30, 2021, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the BlackRock Sustainable Low Duration Bond Fund and Blackrock Sustainable Total Return Fund as of September 30, 2022, and the results of their operations, the changes in their net assets, and the financial highlights for the period from October 18, 2021 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 22, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)
83
Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal period ended
September 30, 2022:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended September 30, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended September 30, 2022:
Fund Name Federal Obligation Interest
Sustainable Low Duration Bond ......................................................................................... $ 137,340
Sustainable Total Return .............................................................................................. 78,228
Fund Name Interest Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,060,127
Sustainable Low Duration Bond ......................................................................................... 744,724
Sustainable Total Return .............................................................................................. 891,036
Fund Name
Interest-Related
Dividends
Sustainable High Yield Bond ........................................................................................... $ 1,686,053
Sustainable Low Duration Bond ......................................................................................... 611,262
Sustainable Total Return .............................................................................................. 744,035

Director and Officer Information
2022
BlackRock Annual Report to Shareholders
84
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Chair of the Board (Since
2022) Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
69 RICs consisting of 100 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022) Director
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
71 RICs consisting of 102 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
69 RICs consisting of 100 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(Lead Independent
Director and non Executive
Vice Chair of the Board)
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Visiting Professor, Princeton University for the 2013
to 2014 academic year and Spring 2017 semester; Professor in the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
71 RICs consisting of 102 Portfolios None
Lorenzo A. Flores
1964
Director
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
69 RICs consisting of 100 Portfolios None
Stayce D. Harris
1959
Director
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
69 RICs consisting of 100 Portfolios The Boeing Company
J. Phillip Holloman
1955
Director
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
69 RICs consisting of 100 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
71 RICs consisting of 102 Portfolios PennyMac Mortgage
Investment Trust

Director and Officer Information
(continued)
85
Director and Officer Information
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Corporation’s/
Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Corporation’s/Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also Directors of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Corporation/Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 264 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 266 Portfolios None

Director and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders
86
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Corporation/Trust serve at the pleasure of the Board.
Further information about the Corporation’s/Trust’s Directors and Officers is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800)
441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective May 31, 2022, Karen P. Robards retired as a Director of the Corporation/Trust.
Effective December 31, 2021, Richard E. Cavanagh and Michael J. Castellano retired as Directors of the Corporation/Trust.

Additional Information
87
Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
2022
BlackRock Annual Report to Shareholders
88
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund.

Glossary of Terms Used in this Report
89
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHYB-09/22-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$74,970	$74,235	$44	$210	$21,400	$19,400	$431	$0
BlackRock GNMA Portfolio	$38,148	$37,774	$44	$210	$16,900	$14,900	$431	$0
BlackRock High Yield Bond Portfolio	$74,970	$74,235	$44	$210	$50,915	$20,000	$431	$0
BlackRock Impact Mortgage Fund (Formerly BlackRock U.S. Government Bond Portfolio)	$37,536	$37,168	$44	$210	$16,900	$14,900	$431	$0
BlackRock Income Fund	$59,976	$59,388	$44	$210	$16,900	$14,900	$431	$0
BlackRock Low Duration Bond Portfolio	$59,976	$59,388	$44	$210	$22,000	$20,000	$431	$0
BlackRock Sustainable High Yield Bond Fund	$74,072	$74,336	$44	$0	$16,900	$23,000	$218	$0
BlackRock Sustainable Low Duration Bond Fund	$53,958	N/A	$44	N/A	$28,900	N/A	$0	N/A

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,098,000	$2,032,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$21,875	$19,610
BlackRock GNMA Portfolio	$17,375	$15,110
BlackRock High Yield Bond Portfolio	$51,390	$20,210
BlackRock Impact Mortgage Fund (Formerly BlackRock U.S. Government Bond Portfolio)	$17,375	$15,110
BlackRock Income Fund	$17,375	$15,110
BlackRock Low Duration Bond Portfolio	$22,475	$20,210
BlackRock Sustainable High Yield Bond Fund	$17,162	$23,000
BlackRock Sustainable Low Duration Bond Fund	$28,944	N/A

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: November 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: November 22, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: November 22, 2022